UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-6
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	File No. 333-43671
Pre-Effective Amendment No.	□
Post-Effective Amendment No. 63	☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	File No. 811-08301
Amendment No. 248	☑
(Check appropriate box or boxes.)
Nationwide VLI Separate Account-4

(Exact Name of Registrant)
Nationwide Life Insurance Company

(Name of Depositor)
One Nationwide Plaza, Columbus, Ohio 43215

(Address of Depositor's Principal Executive Offices) (Zip Code)
(614) 249-7111

Depositor's Telephone Number, including Area Code
Denise L. Skingle, Senior Vice President and Secretary
One Nationwide Plaza, Columbus, Ohio 43215

(Name and Address of Agent for Service)
May 1, 2020

Approximate Date of Proposed Public Offering
It is proposed that this filing will become effective (check appropriate box)
□ immediately upon filing pursuant to paragraph (b)
☑ on May 1, 2020 pursuant to paragraph (b)
□ 60 days after filing pursuant to paragraph (a)(1)
□ on (date) pursuant to paragraph (a)(1)
If appropriate, check the following box:
□ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Future Corporate VULSM
Corporate Flexible Premium Adjustable Variable Universal Life Insurance Policies
Issued by
Nationwide Life Insurance Company
through its
Nationwide VLI Separate Account-4
The date of this prospectus is May 1, 2020.
Variable life insurance is complex. This prospectus is designed to provide prospective policy owners with information about the policy that will assist them when making a decision whether or not to purchase the policy. Nationwide encourages prospective policy owners to take time to understand the policy and its potential benefits and risks. In consultation with their financial professional, prospective policy owners should use this prospectus in conjunction with the policy and composite illustration to compare the benefits and risks of this policy against those of other life insurance policies.
The policy owner should read this entire prospectus, and the policy, and consult with a trusted financial professional. To obtain additional information, including free copies of prospectuses for the mutual funds or a copy of the Statement of Additional Information, or to make service transaction requests, contact Nationwide using any of the methods described in Contacting the Service Center.
Telephone:	1-877-351-8808 (TDD: 1-800-238-3035)
Facsimile:	1-855-677-2357
Internet:	www.nationwide.com
U.S. Mail:	Nationwide Life Insurance Company Nationwide Business Solutions Group PO Box 182568 Columbus, OH 43218-2568
These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made. Not all Riders, terms, conditions, benefits, programs, features and investment options are available or approved for use in every state. Contact the Service Center to review a copy of the policy and any Riders or endorsements. This prospectus contains all material rights and features of the policy.
The policy is NOT: insured by the Federal Deposit Insurance Corporation; a bank deposit; available in every state; or insured or endorsed by a bank or any federal government agency.
The policy may decrease in value to the point of being valueless because of poor Investment Experience.
The purpose of this policy is to provide life insurance protection for the beneficiary named by the policy owner. If the purchaser’s primary need is not life insurance protection, then purchasing this policy may not be in the best interest of the purchaser. Nationwide makes no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.
If this policy is being purchased to replace existing life insurance, the purchaser should carefully consider the benefits, features, and costs of this policy versus those of the policy being replaced.
1

The policy includes an Enhancement Benefit which is a partial return of charges upon certain surrenders. Policies without such a benefit may have lower overall charges when compared to the policies described in this prospectus. The value of this benefit may be more than off-set by the higher overall charges associated with having such a benefit.
Nationwide offers a variety of variable universal life policies. Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others including the policy described herein. These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.
The policy is intended to be sold through corporate sponsored benefit programs. When purchased in connection with such benefit programs, the policy may qualify for simplified underwriting. Simplified underwriting means that a physical examination to obtain medical information on the Insured is generally not required to issue the policy.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, Nationwide may discontinue mailing paper copies of shareholder reports for underlying mutual funds available under this policy unless the policy owner specifically requests that paper copies continue to be delivered. Instead, the shareholder reports will be made available on a website. Nationwide will notify policy owners by mail each time a shareholder report is posted and will provide a website link to access the report. However, policy owners may elect to continue to receive all future shareholder reports in paper free of charge. To do so, policy owners should contact the Service Center to inform Nationwide that paper copies of shareholder reports should continue to be delivered. Any election to receive shareholder reports in paper will apply to all underlying funds available under the policy.
The Sub-Accounts offered through this policy invest in the underlying mutual funds listed below. For a complete list of the available underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, see Appendix A: Underlying Mutual Fund Information. For more information on an underlying mutual fund, refer to the prospectus for the mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, policy owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Ultra® Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
•	American Funds Insurance Series® - Asset Allocation Fund: Class 2
•	American Funds Insurance Series® - Bond Fund: Class 2
•	American Funds Insurance Series® - Capital World Bond Fund: Class 2
•	American Funds Insurance Series® - Global Small Capitalization Fund: Class 2
•	American Funds Insurance Series® - Growth Fund: Class 2
•	American Funds Insurance Series® - Growth-Income Fund: Class 2
•	American Funds Insurance Series® - International Fund: Class 2
•	American Funds Insurance Series® - New World Fund®: Class 2
•	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I
•	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class II
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II
•	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Initial Shares
•	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	BNY Mellon Stock Index Fund, Inc.: Initial Shares
•	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares
•	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares
•	Calvert Variable Products, Inc. - Calvert VP S&P 500 Index Portfolio
•	Davis Variable Account Fund, Inc. - Davis Value Portfolio
•	Delaware VIP Trust - Delaware VIP Emerging Markets Series: Service Class
•	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
•	Deutsche DWS Variable Series II - DWS CROCI® U.S. VIP: Class B
•	Deutsche DWS Variable Series II - DWS Small Mid Cap Value VIP: Class B
•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
•	Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II
•	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2015 Portfolio: Service Class
2

•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2025 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2035 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2045 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2050 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2055 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2060 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
•	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Growth Opportunities Fund: Service Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Institutional Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs VIT Mid Cap Value Fund: Institutional Shares
•	Invesco - Invesco V.I. Growth and Income Fund: Series I Shares
•	Invesco - Invesco V.I. High Yield Fund: Series I Shares
•	Invesco - Invesco V.I. International Growth Fund: Series I Shares
•	Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares
•	Invesco - Invesco V.I. Small Cap Equity Fund: Series I Shares
•	Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares
•	Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I
•	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I
•	Invesco Oppenheimer V.I. Global Fund: Series I
•	Invesco Oppenheimer V.I. International Growth Fund: Series I
•	Invesco Oppenheimer V.I. Main Street Fund: Series I
•	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	Ivy Variable Insurance Portfolios - Growth: Class II
•	Ivy Variable Insurance Portfolios - High Income: Class II
•	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
•	Ivy Variable Insurance Portfolios - Science and Technology: Class II
•	Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II
•	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
•	JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
•	JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio: Class 1
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I
•	Lincoln Variable Insurance Products Trust - LVIP Baron Growth Opportunities Fund: Service Class
•	Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC
•	Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio: Class VC
•	Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Service Class
•	MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
•	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
•	MFS® Variable Insurance Trust - MFS Total Return Bond Series: Service Class
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
3

•	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I
•	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class I
•	Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I
•	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I
•	Neuberger Berman Advisers Management Trust - Mid Cap Growth Portfolio: Class S
•	Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I
•	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I
•	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class
•	PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class
•	PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
•	Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I
•	Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB
•	Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Moderate Allocation Portfolio
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price New America Growth Portfolio
•	T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio
•	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I
•	Wells Fargo Variable Trust - VT Discovery Fund: Class 2
4

•	Wells Fargo Variable Trust - VT Opportunity Fund: Class 2
•	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
The following fixed investment option is also available under the policy.
❍	Fixed Account
5

6

Table of Contents (continued)
7

For convenience, definitions of certain words and phrases used in the prospectus are provided in Appendix B: Definitions.
In Summary: Policy Benefits
Death Benefit
The primary benefit of this policy is life insurance coverage. Nationwide will pay the Death Benefit Proceeds upon the Insured's death if the Insured dies while the policy is In Force. The policy is In Force when: the policy has been issued; the initial Premium has been paid; the Insured is living; the policy has not been surrendered for its Cash Surrender Value; and the policy has not Lapsed.
The Cash Value and Death Benefit, to the extent the Death Benefit includes or is based on the Cash Value, will not be fixed but will be dependent on the investment performance of the investment options in which the policy owner is invested, and cumulative separate account and policy charges assessed by Nationwide over the life of the policy.
Death Benefit Options
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Insured's date of death.
Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Enhanced Cash Value as of the Insured's date of death.
Death Benefit Option 3: The Death Benefit will be the Total Specified Amount plus the accumulated premium account (which consists of all Premium payments, up to the maximum stated in the Policy Data Pages, plus interest), less any partial surrenders, as of the Insured's date of death.
Choice of Policy Proceeds
The Policy Proceeds may be paid in a lump sum, or a variety of options that will pay out over time.
Coverage Flexibility
Subject to conditions, the policy owner may choose to:
•	change the death benefit option;
•	increase or decrease the Base Policy Specified Amount and/or Rider Specified Amount;
•	change beneficiaries; and
•	change ownership of the policy.
Access to Cash Value
Subject to conditions, the policy owner may:
•	take a policy loan, see Policy Loans.
•	take a partial surrender, see Partial Surrender.
•	surrender the policy for its Cash Surrender Value at any time while the policy is In Force, see Full Surrender.
Premium Flexibility
The policy owner will select a Premium payment plan for the policy at the time of application. Within limits, the policy owner may vary the frequency and amount of Premium payments, see Premium Payments and Unfavorable Investment Experience.
7

Investment Options
Net Premium, loan repayments, and Cash Value may be allocated among fixed and/or variable investment options available in the policy.
The policy currently offers a fixed investment option which will earn interest daily, see Fixed Account.
The variable investment options offered under the policy correspond to mutual funds designed to be the underlying investment options of variable insurance products. Nationwide VLI Separate Account-4 contains a separate Sub-Account for each of the underlying mutual funds offered in the policy.
Transfer Requests
Policy owners may request to transfer allocations between available investment options of the policy (i.e., the Fixed Account and Sub-Accounts). Requests to transfer allocations between policy investment options will be processed in the Valuation Period they are received at the Service Center as long as the request is in good order. Requests that are not in good order may be delayed or returned, see Contacting the Service Center.
Restrictions or limitations on transfers from the general account options(s) may delay a policy owner’s ability to transfer Cash Value to the Sub-Accounts. Additionally, transfer requests from a Sub-Account may be subject to short-term trading fees and policies and procedures intended to reduce the potentially detrimental impact that disruptive trading has on Investment Experience. For additional information, see Transfers Among and Between Policy Investment Options.
Taxes
Earnings on the policy are generally not taxable to the policy owner, unless withdrawn from the policy. This is known as tax deferral. In addition, beneficiaries generally will not have to include Death Benefit Proceeds as taxable income, see Taxes.
Assignment
Policy owners may assign the policy as collateral for a loan or another obligation while the policy is In Force, see Assigning the Policy.
Right to Cancel (Examination Right)
For a limited time, the policy owner may cancel the policy and receive a refund, see Right to Cancel (Examination Right).
Riders
The policy owner may purchase one or more of the Riders listed below, subject to availability in the state where the policy is issued. There may be additional charges assessed for elected Riders and Rider charges may vary based upon the individual characteristics of the Insured. Operation and benefits of the Riders described in this prospectus may vary by the state where the policy is issued.
•	Change of Insured Rider (no charge)
•	Supplemental Insurance Rider
For additional information, see Policy Riders and Rider Charges.
In Summary: Policy Risks
Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Policy owners accessing the Cash Value in the early policy years could incur potentially substantial surrender charges. The Cash Value, and the Death Benefit to the extent the Death Benefit includes or is based on the policy's Cash Value, will be dependent upon the investment performance of the policy owner's investment allocations and the fees, expenses and charges paid over the life of the policy. A policy owner may not earn sufficient returns from their selection of investment options to pay a policy’s periodic charges so that additional premium payments may be required over the life of the policy to prevent it from lapsing. Policy guarantees that exceed the value in the variable account, including payment of the Death Benefit, are subject to Nationwide's claims paying ability.
8

State Variations
Due to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued.
Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, duration of the right to cancel period, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. Variations due to state law are subject to change without notice at any time. This prospectus describes all the material features of the policy. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the policy owner can contact the Service Center, see Contacting the Service Center.
Risk of Increase in Current Fees and Charges
Subject to the guaranteed maximum rates stated in the Policy Data Pages, Nationwide may change policy and/or Rider charges and rates under the policy any time there is a change in Nationwide's future expectations related to items such as company investment earnings, mortality experience, persistency experience, expenses (including reinsurance expenses) and taxes. Nationwide will provide advance notice of any increase in policy and/or Rider charges.
If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables and Standard Policy Charges.
Improper Use
Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. The policy owner will incur fees at the time of purchase that may more than offset any favorable Investment Experience. If it is expected that access to the policy's Cash Value will be needed in the near future, the policy should not be purchased.
Unfavorable Sub-Account Investment Experience
The Sub-Accounts may generate unfavorable Investment Experience. Unfavorable Investment Experience and the deduction of policy and Sub-Account charges may lower the policy’s Cash Value potentially resulting in a Lapse of insurance coverage, even if all Premium is paid as planned.
Note: A customized projection of policy values (a "policy illustration") is available from your financial professional at the time of application and after the policy is issued. The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. The policy owner also selects assumed Investment Experience. Illustrated Premium and assumed Investment Experience are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing even if all Premium is paid as planned. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Adverse Tax Consequences
Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes.
9

The proceeds of a life insurance policy are includible in the gross estate of the Insured for federal income tax purposes if either (a) the proceeds are payable to the executor of the estate of the Insured, or (b) the Insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insured may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein.
Fixed Account Transfer Restrictions and Limitations
In addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the Fixed Account. Before the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account without penalty or adjustment, subject to transfer restrictions. These transfers will be in dollars and Nationwide may limit the frequency and dollar amount of transfers involving the Fixed Account. See Fixed Account Transfers for details about restrictions that apply to transfers to and from the Fixed Account.
Sub-Account Transfer Limitations
Frequent transfers among the Sub-Accounts may dilute the value of Accumulation Units, cause the underlying mutual funds to incur higher transaction costs, and interfere with the underlying mutual funds’ ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Nationwide has instituted procedures to minimize disruptive transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks.
Sub-Account Investment Risk
A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund’s prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by contacting the Service Center, see Contacting the Service Center.
Risk of Policy Lapse
Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Underlying mutual fund fees are factored into the NAV used to calculate the Accumulation Unit Value of each Sub-Account and may also reduce Cash Surrender Value, see Mutual Fund Operating Expenses. Whenever Cash Surrender Value is insufficient to cover the policy’s charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease.
Limitation of Access To Cash Value
A policy owner can access Cash Value through loans, full surrender, and partial surrenders, subject to limitations and any applicable processing fees and surrender charges. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders.
In Summary: Fee Tables
The following tables describe the fees and expenses assessed under the policy. The rates in these tables may be rounded up to the nearest one-hundredth decimal. These tables should be read in conjunction with the corresponding section of this prospectus that describes the fee or expense in more detail. All charges deducted from the policy's Cash Value are taken proportionally from the Sub-Accounts and the Fixed Account except where noted.
The first table describes the fees and expenses that a policy owner will pay at the time the policy owner pays Premium into the policy, surrenders the policy, or transfers Cash Value between investment options.
Transaction Fees
Charge	When Charge Is Deducted	Amount Deducted
Premium Load Charge[1]	Upon Making A Premium Payment	Maximum: 12.00% from each Premium payment
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Transaction Fees
Charge	When Charge Is Deducted	Amount Deducted
Partial Surrender Fee	Upon Partial Surrender	Maximum: the lesser of $25 or 2% of the amount surrendered
Current Charge: $0
[1]	For policies with applications dated before January 1, 2009, the maximum charge for the Premium Load Charge is 9.00%. The Premium Load Charge is intended to partially recoup costs associated with the sale of the policy as well as Premium taxes. The actual amount a taxing authority assesses may not equal the Premium taxes charged. If the actual tax liability is more or less, the charge will not be adjusted retroactively.
The maximum charge is reduced to 5.5% of each Premium payment starting with the sixth policy year (for policies with applications dated before January 1, 2009, the maximum charge is reduced to 5.5% of each Premium payment starting with the eighth policy year). Currently, the charges for policies vary according to the time of purchase, the amount of the Supplemental Insurance Rider, and the amount of annual Premium, see Premium Load Charge.
The next table describes the fees and expenses that a policy owner will pay periodically while the policy is In Force, not including mutual fund operating expenses.
Periodic Charges
Charge	When Charge Is Deducted	Amount Deducted
Cost of Insurance Charge1†	Monthly	Minimum: $0.03 per month	Maximum: $83.33 per month	Representative: $0.20 per month
Representative - For An Issue Age 40, Non-tobacco, 10th Policy Year, Base Policy Specified Amount and Rider Specified Amount of $250,000	Per $1,000 of Net Amount At Risk
Flat Extra Charge[2]	Monthly	Maximum: $2.08 per $1,000 of Net Amount At Risk for each Flat Extra Charge assessed
Variable Account Asset Charge[3]	Daily, Based on an Annual Effective Rate	Maximum: 0.90% of daily net assets	Current: 0.25% of daily net assets
Proportionately from Cash Value allocated to Sub-Accounts
Policy Loan Interest[4]	Annually (Accrues Daily)	Maximum: 3.50% of the outstanding policy loan
Current: 2.80% of the outstanding policy loan
Administrative Charge	Monthly	Maximum: $10 per month	Current: $5 per month
Proportionately from Cash Value allocated to Sub-Accounts
Base Policy Specified Amount Charge[5]	Monthly	Minimum: $0.01 Per $1,000 of Base Policy Specified Amount	Maximum: $0.40 Per $1,000 of Base Policy Specified Amount	Representative: $0.08 per month(2)
Proportionately from Cash Value allocated to Sub-Accounts and the Fixed Account
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Periodic Charges
Charge	When Charge Is Deducted	Amount Deducted
Supplemental Insurance Rider Cost of Insurance6†	Monthly	Minimum: $0.01 per month	Maximum: $83.33 per month	Representative: $0.10 per month
Representative - For An Issue Age 40, Non-tobacco, 10th Policy Year, Rider Specified Amount $250,000		Per $1,000 of Rider Specified Amount Proportionately from Cash Value allocated to Sub-Accounts
Supplemental Insurance Per $1,000 of Rider Specified Amount[7]	Monthly	Minimum: $0.01 Per $1,000 of Rider Specified Amount	Maximum: $0.40 Per $1,000 of Rider Specified Amount	Representative: $0.02 per month
Proportionately from Cash Value allocated to Sub-Accounts and the Fixed Account
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The Cost of Insurance Charge varies according to the Insured's age; underwriting class; the number of years from the Policy Date; and the Net Amount At Risk. The charge will increase over time but will never exceed the maximum shown. For policies issued with applications dated before January 2, 2010, the Representative amount is $0.15 per month. For policies issued with applications dated before January 1, 2009, the Representative amount is $0.52 per month and the Cost of Insurance Charge varies by the Insured's age; underwriting class; the number of years from the Policy Date; and Base Policy Specified Amount.
[2]	The Flat Extra Charge is only applicable if certain factors result in an Insured having a Substandard Rating, see Cost of Insurance. An Insured with more than one Substandard Rating may be assessed more than one Flat Extra Charge. Under no circumstance will the assessment of a Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum Cost of Insurance Charge, see Cost of Insurance.
[3]	For policies issued with applications dated before January 1, 2009, the maximum guaranteed charge is 0.75% of daily net assets. Currently, the Variable Account Asset Charge declines over time, as follows:

Charge for policy years 1-4	Charge for policy years 5-15	Charge for policy years 16-20	Charge for policy years 21+
0.25% of daily net assets	0.20% of daily net assets	0.10% of daily net assets	0.10% of daily net assets
[4]	Currently, for policies issued on or after January 1, 2009, the effective annual interest rate charged on Indebtedness is 2.80% for the first fifteen policy years, 2.55% for policy years 16 through 30, and 2.10% thereafter. For policies issued on or after September 9, 2002, but before January 1, 2009, the current effective annual interest rate charged on Indebtedness is 3.70% for the first fifteen policy years, 3.45% for policy years 16 through 30, and 3.00% thereafter. For policies issued prior to September 9, 2002, the current effective annual interest rate charged on Indebtedness is 3.40% for the first four policy years, 3.25% for policy years five through 20, and 3.10% thereafter, see Policy Loans.
[5]	The Base Policy Specified Amount Charge is only assessed for policies with applications dated on or after January 1, 2009. The Base Policy Specified Amount Charge is only assessed on the Base Policy Specified Amount. Different and separate charges will be applied for any Rider Specified Amount under the Supplemental Insurance Rider. The Base Policy Specified Amount Charge varies by policy based on the length of time the policy has been In Force. The maximum charge assumes: policy years 1-20. The minimum charge assumes: policy years 21+. The charges shown may not be representative of the charges that a particular policy owner may pay. For a more detailed description of the charge, including a complete schedule of charges, see Base Policy Specified Amount. For policies purchased in the state of New York with applications signed on or after January 2, 2010 only, the Maximum charge is $0.085 Per $1,000 of Base Policy Specified Amount. The Representative Per $1,000 of Base Policy Specified Amount charge is $0.08 monthly for policies with applications signed on or after January 2, 2010. For policies with applications signed before January 2, 2010 the Representative Per $1,000 of Base Policy Specified Amount charge is $0.11 monthly.
[6]	For policies issued with applications dated before January 1, 2009, the Representative amount is $0.20 per month. The Supplemental Insurance Rider Charge varies by the Insured's age; underwriting class; the number of years from the Policy Date; and Rider Specified Amount, see Supplemental Insurance Rider.
[7]	The Supplemental Insurance Per $1,000 of Rider Specified Amount Charge is only assessed on the Rider Specified Amount. A different charge will be applied for any Base Policy Specified Amount under the policy. The Supplemental Insurance Per $1,000 of Rider Specified Amount Charge varies by policy based on the length of time the policy has been In Force and the Base Policy Specified Amount. The maximum charge assumes: policy years 1-20. The minimum charge assumes: policy years 21+. The charges shown may not be representative of the charges that a particular policy owner may pay. For a more detailed description of
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the charge, including a complete schedule of charges and an example of how the Per $1,000 of Rider Specified Amount Charge is blended with the Base Policy Specified Amount Charge, see Supplemental Insurance Rider. For policies purchased in the state of New York with applications signed on or after January 2, 2010 only, the Maximum charge is $0.085 Per $1,000 of Base Policy Specified Amount.
The next table shows the minimum and maximum total operating expenses, as of December 31, 2019, charged by the underlying mutual funds that a policy owner may periodically pay while the policy is In Force. More detail concerning each mutual fund's fees and expenses is contained in the mutual fund's prospectus.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
Total Annual Underlying Mutual Fund Operating Expenses (Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.27%	1.75%
Policy Investment Options
Policy owners designate how Net Premium payments are allocated among the Sub-Accounts and/or the Fixed Account. Allocation instructions must be in whole percentages and the sum of the allocations must equal 100%.
Fixed Account
Nationwide's obligations under the Fixed Account are backed by assets of its general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.
Subject to applicable law, Nationwide has sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Nationwide bears the full investment risk for all amounts allocated to the Fixed Account.
Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been and will not be registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account, however, is subject to certain generally-applicable provisions of the federal securities laws relating to accuracy and completeness of statements made in prospectuses.
Minimum Guaranteed Interest Rate
Nationwide guarantees that Cash Value allocated to the Fixed Account will accrue interest daily at an effective annual rate that Nationwide determines without regard to the actual investment experience of the general account. Interest crediting rates are set at the beginning of each calendar month but are subject to change at any time. Nationwide will credit any interest in excess of the guaranteed interest crediting rate at its sole discretion. Nationwide may not credit any interest in excess of the guaranteed interest crediting rate and different rates may apply to different Premium allocations or exchanges.
Currently, the Fixed Account is the only fixed investment option available under the policy. In the future, Nationwide may offer one or more additional fixed accounts with characteristics that differ from those of the current option, but is under no obligation to do so. The effective annual rate Nationwide declares for the Fixed Account will never be less than 2%.
Interest Crediting Risks and Lapse
The policy owner assumes the risk that the actual credited interest rate may not exceed the guaranteed interest crediting rate. Premiums applied to the policy at different times may receive different interest crediting rates. The interest crediting rate may also vary for new Premium versus Sub-Account transfers. Interest credited to the Fixed Account may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
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Nationwide’s Claims-Paying Ability
Guaranteed benefits or interest crediting associated with the Fixed Account is a general account obligation of Nationwide. Therefore, any guaranteed benefit, interest crediting, and the policy owner's right to receive payment, is subject to Nationwide’s claims-paying ability and may be subordinate to other claims on the general account in the event Nationwide becomes insolvent.
Restrictions on Transfers to and from the Fixed Account
Prior to the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the Fixed Account, see Fixed Account Transfers for details about restrictions that apply to transfers to and from the Fixed Account.
Variable Investment Options
The variable investment options available under the policy are Sub-Accounts that invest in underlying mutual funds that are registered with the SEC. The mutual funds' registration with the SEC does not involve the SEC's supervision of the management or investment practices or policies of the mutual funds. The mutual funds are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.
Each Sub-Account's assets are held separately from the assets of the other Sub-Accounts. The result is that each Sub-Account operates independently of the other Sub-Accounts so the income or losses of one Sub-Account will not affect the Investment Experience of any other Sub-Account.
Underlying mutual funds in the separate account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisors of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the separate account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the policy may change from time to time, see Identification of Underlying Mutual Funds. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. In the case of new share class additions, future allocations may be limited to the new share classes. The policy owner will receive notice of any such changes that effect the policy.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the separate account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Valuation of Accumulation Units
Nationwide accounts for the value of a policy owner's interest in the Sub-Accounts by using Accumulation Units. The value of each Accumulation Unit varies daily based on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide uses each underlying mutual fund's Net Asset Value (NAV) to calculate the daily Accumulation Unit value for the corresponding Sub-Account. Note, however, that the Accumulation Unit value will not equal the underlying mutual fund's NAV. This daily Accumulation Unit valuation process is referred to as "pricing" the Accumulation Units, see How Sub-Account Investment Experience is Determined.
Accumulation Units are priced as of the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. EST, on each day that the NYSE is open. Nationwide will price Accumulation Units on each day that the NYSE is open for business. Any transactions received after the close of the NYSE will be priced as of the next Valuation Period. Nationwide will not price Accumulation Units on these recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
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•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
In addition, Nationwide will not price Accumulation Units if:
(1)	trading on the NYSE is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the separate account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
SEC rules and regulations govern when the conditions described in items (1) and (2) exist.
How Sub-Account Investment Experience is Determined
Sub-Account allocations are accounted for in Accumulation Units. A policy owner's interest in the Sub-Accounts is represented by the number of Accumulation Units owned by the policy owner. The number of Accumulation Units associated with a given Sub-Account allocation is determined by dividing the dollar amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account. The number of Sub-Account Accumulation Units owned by a policy owner will not change except when Accumulation Units are redeemed to process a requested surrender, transfer, loan, or to take policy charges, or when additional Accumulation Units are purchased with Premium and loan repayments.
Initially, Nationwide sets the Accumulation Unit value at $10 for each Sub-Account. Thereafter, the daily value of Accumulation Units in a Sub-Account will vary depending on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide accounts for these performance fluctuations by using a "net investment factor," as described below, in the daily Sub-Account valuation calculations. Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.
Nationwide determines the net investment factor for each Sub-Account on each Valuation Period by dividing (a) by (b) and then subtracting (c) where:
(a)	is the sum of:
•	the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and
•	the per share amount of any dividend or income distributions made by the mutual fund held in the Sub-Account (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus
•	a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the separate account; and
(b)	is the NAV per share of the mutual fund held in the Sub-Account determined as of the end of the immediately preceding Valuation Period after taxes or tax credits; and
(c)	is the Variable Account Asset Charge.
Nationwide determines the Sub-Account’s Accumulation Unit value at the end of each Valuation Period. The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.
Transfers Among and Between the Policy Investment Options
Sub-Account Transfers
Policy owners may request transfers to or from the Sub-Accounts once per Valuation Period, subject to the terms and conditions described in this prospectus and the prospectuses of the underlying mutual funds. Transfers will be implemented by redeeming Accumulation Units from the Sub-Account(s) indicated by the policy owner and using the redemption proceeds to purchase Accumulation Units in another Sub-Account(s) as directed by the policy owner. The net result is that the policy owner's Cash Value will not change (except due to standard market fluctuations), but the number and allocation of Accumulation Units within the policy will change.
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Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A policy owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the mutual fund;
•	mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this policy from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide cannot guarantee that attempts to deter active trading strategies will be successful.
If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted. Policy owners remaining in the affected Sub-Account will bear any resulting increased costs.
Short-term Trading Fees
Currently, the available underlying mutual funds available under the policy do not assess short-term trading fees. However, Nationwide may add new underlying mutual funds, or new share classes of currently available underlying mutual funds, that assess short-term trading fees. In the case of new share class additions, subsequent allocations may be limited to that new share class. Short-term trading fees are a charge assessed by an underlying mutual fund when the policy owner transfers out of a Sub-Account before the end of a stated period. These fees will only apply to Sub-Accounts corresponding to underlying mutual funds that impose such a charge. The underlying mutual fund intends short-term trading fees to compensate the fund and its shareholders for the negative impact on fund performance that may result from disruptive trading practices, including frequent trading and short-term trading (market timing) strategies. The fees are not intended to adversely impact policy owners not engaged in such strategies. The separate account will collect the short-term trading fees at the time of the transfer by reducing the policy owner's Sub-Account value. Nationwide will remit all such fees to the underlying mutual fund. If a short-term trading fee is assessed, the policy owner will receive a confirmation notice.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify policy owners that might be engaged in harmful trading practices. If Nationwide determines a policy owner is engaged in harmful trading, it may revoke a policy owner's privilege to make trades by means other than written communication ("U.S. mail restriction").
If the U.S. mail restriction is imposed, then all trade requests must be submitted via U.S. mail for a 12 month period per client request. The U.S. mail restriction may be applied if two or more "transfer events" are submitted in a 30 day period. Transfer events are calculated at the end of each Valuation Period by grouping together all transfer requests for that Valuation Period. This grouping is counted as a "transfer event," regardless of the number of Sub-Accounts involved.
For policies owned by a corporation or another entity, Nationwide's procedures include the review of aggregate entity-level transfers, not individual transfer instructions. It is Nationwide's intention to protect the interests of all policy owners; it is possible, however, for some harmful trading to go on undetected. For example, in some instances, an entity may make transfers based on the instruction of multiple parties such as employees, partners, or other affiliated persons based on those persons participation in entity sponsored programs. Nationwide does not systematically monitor the transfer instructions of these individual persons. Aggregate trades among the Sub-Accounts are monitored for frequency, pattern, and size.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners (or third parties acting on their behalf). In particular,
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trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly. The policy owner will be notified if a transfer request is rejected.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any policy owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund upon instruction from the underlying mutual fund. Nationwide and any affected policy owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund. If an underlying mutual fund refuses to accept a purchase or request to exchange into the underlying mutual fund, Nationwide will keep any affected policy owners in their current underlying mutual fund allocation.
Fixed Account Transfers
Prior to the policy's Maturity Date, the policy owner can make transfers involving the Fixed Account. These transfers will be in dollars. The frequency and amount of transfers involving the Fixed Account are subject to the following restrictions.
Transfers to the Fixed Account
On transfers to the Fixed Account, the policy owner is prohibited from transferring more than 25% of the Cash Value allocated to the Sub-Accounts as of the close of business on the prior Valuation Period. Additionally, Nationwide will refuse any transfer to the Fixed Account if the Cash Value allocated to the Fixed Account comprises more than 25% of the policy's Cash Value. These restrictions do not apply if the policy owner chooses to exercise the right of conversion, see Right to Irrevocably Transfer Cash Value to the Fixed Account.
Transfers from the Fixed Account
Transfers from the Fixed Account to the Sub-Account(s) during a policy year are limited to the greater of: (a) 10% of that portion of the Cash Value attributable to the Fixed Account as of the end of the previous policy year; or (b) 120% of the amount transferred from the Fixed Account during the previous policy year. Transfers are also limited to one transfer from the Fixed Account to the Sub-Accounts during any 90 day period.
Transfer requests that exceed the current Fixed Account limits will not be processed. Fixed Account and Sub-Account allocations will remain as they were prior to the request to the extent they exceed the limits.
Any restrictions that are implemented will be applied consistently and uniformly and upon advance notice to the policy owner. Nationwide may waive the above restrictions if doing so would not be unfairly discriminatory or prohibited by state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-877-351-8808 (TDD: 1-800-238-3035)
•	by mail to Nationwide Life Insurance Company, Nationwide Business Solutions Group, PO Box 182568, Columbus, OH 43218-2568
•	by fax at 1-855-677-2357
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•	by Internet at www.nationwide.com
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed in the Valuation Period they are received at the Service Center as long as the request is in good order, see Valuation of Accumulation Units. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any transaction request sent to a location other than the Service Center in the Valuation Period it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
If mandated under applicable law, Nationwide may be required to reject a Premium payment and to refuse to process transaction requests for transfers, surrenders, loans, and/or Death Benefit Proceeds until instructed otherwise by the appropriate regulator. Nationwide may also be required to provide information about a specific policy to government regulators.
Nationwide will use reasonable procedures to confirm that instructions are genuine and Nationwide will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Policy
General Information
The policy is a legal contract. It will comprise and be evidenced by: a written contract; any Riders; any endorsements; the Policy Data Pages; and the application, including any supplemental application. The benefits described in the policy and this prospectus, including any optional Riders or modifications in coverage, may be subject to Nationwide’s underwriting and approval. In addition to the terms and conditions of the policy, policy owner rights are governed by this prospectus and protected by federal securities laws and regulations. Nationwide will consider the statements made in the application as representations, and will rely on them as being true and complete. However, Nationwide will not void the policy or deny a claim unless a statement is a material misrepresentation. If a policy owner makes an error or misstatement on the application, Nationwide will adjust the Death Benefit, Rider benefits, and Cash Value accordingly.
Due to state law variations, the terms, benefits, programs and Riders described in this prospectus may vary or may not be available depending on the state in which the policy is issued. Possible state law variations include, but are not limited to, Rider terms and charges, availability of certain investment options, duration of the right to cancel, policy exchange rights, policy Lapse and/or reinstatement requirements, and suicide, and incontestability periods. This prospectus describes all the material features of the policy. State variations are subject to change without notice at any time. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, contact the Service Center, see Contacting the Service Center.
Under limited circumstances and at the request of the policy owner, Nationwide may backdate the policy by assigning a Policy Date earlier than the date the application is signed. Backdating may result in lower cost of insurance rates; however, policy charges will be deducted from the policy's Cash Value for each accrued month that the policy was backdated.
Any modification or waiver of Nationwide’s rights or requirements under the policy must be in writing and signed by Nationwide’s president or corporate secretary. No agent may bind Nationwide by making any promise not contained in the policy.
Nationwide may modify the policy, its operations, or the separate account’s operations to meet the requirements of any law or regulation issued by a government agency to which the policy, Nationwide, or the separate account is subject.
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Nationwide may modify the policy to assure that it continues to qualify as a life insurance policy under federal tax laws. Nationwide will notify policy owners of all modifications and will make appropriate endorsements to the policy.
The policy is nonparticipating, meaning that Nationwide will not be contributing any operating profits or surplus earnings toward the policy Proceeds.
To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).
It is important to remember that the portion of any amounts allocated to Nationwide’s general account, including any amounts allocated to the Fixed Account, and any guaranteed benefits Nationwide may provide under the policy exceeding the value of amounts held in the separate account are subject to Nationwide’s claims paying ability.
Any money Nationwide pays, or that is paid to Nationwide, must be in the currency of the United States of America.
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and policy values. In connection with any such cyber-attacks, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting the policy due to cyber-attacks or information security breaches in the future.
In the event that policy values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore policy values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to policy values that result from the policy owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Use of the Policy
The policy provides policy owners, such as individuals or corporations, life insurance on an Insured upon whose life the policy owner has an insurable interest. This policy may be used in connection with various types of executive and employee benefit plans. When purchased in connection with such benefit plans, the policy may qualify for non-medical underwriting, see Cost of Insurance Charge.
The policies are based upon actuarial tables that may distinguish between men and women unless the purchaser is an entity and requests non-sex distinct tables be used for underwriting. The policies generally provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of sex-distinct underwriting on any employment related insurance or benefit program before purchasing the policy.
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Policy Owner and Beneficiaries
Policy Owner
The policy belongs to the owner named in the application or as a result of a valid assignment. The policy owner may name a contingent owner who will become the policy owner if the policy owner dies or ceases to be in existence before Proceeds become payable. Otherwise, ownership will pass to the policy owner's estate or successor-in-interest, if the policy owner is not the Insured.
Policy Owner Rights
The policy owner may exercise all policy rights in accordance with policy terms while the policy is In Force, subject to Nationwide’s approval. These rights include, but are not limited to, the following:
•	changing the policy owner, contingent owner, and beneficiary;
•	assigning, exchanging, and/or converting the policy;
•	requesting transfers, policy loans, and partial surrenders or a complete surrender; and
•	changing insurance coverage such as death benefit option changes, adding or removing Riders, and/or increasing or decreasing the Total Specified Amount.
These rights are explained in greater detail throughout this prospectus.
Subject to Nationwide’s approval, the policy owner may name a different policy owner or contingent owner while the policy is In Force by submitting a written request to the Service Center. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide. There may be adverse tax consequences to changing parties of the policy. Nationwide will review the available Enhancement Benefit and may revise it in the event a new policy owner is named.
Beneficiaries
The principal right of a beneficiary is to receive the Death Benefit Proceeds if the Insured dies while the policy is In Force. While the policy is In Force, a policy owner may name more than one beneficiary, designate primary and contingent beneficiaries, change or add beneficiaries, and/or direct Nationwide to distribute the Proceeds other than as described below.
If a primary beneficiary dies or ceases to be in existence before the Insured dies, Nationwide will pay the Death Benefit Proceeds to the surviving primary beneficiaries. Unless specified otherwise by the policy owner, Nationwide will pay multiple primary beneficiaries in equal shares. A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die or cease to exist before the Insured dies and before any Proceeds become payable. A policy owner may name more than one contingent beneficiary. Unless specified otherwise by the policy owner, Nationwide will also pay multiple contingent beneficiaries in equal shares. If no beneficiary or contingent beneficiary is alive or in existence upon the Insured's death, the Death Benefit Proceeds will be payable to the policy owner.
Requests to change or add beneficiaries must be submitted in writing to the Service Center. Nationwide may require that the policy owner send the policy for endorsement before the change is recorded. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide.
Purchasing a Policy
The policy is available for Insureds between the Issue Ages of 18 to 79. To purchase the policy, prospective purchasers must submit a completed application and the required initial Premium payment.
Nationwide must receive evidence of insurability that satisfies its underwriting standards (this may require a medical examination) before it will issue a policy. Nationwide can provide prospective purchasers with the details of its underwriting standards upon request. Nationwide reserves the right to reject any application for any reason permitted by law. Additionally, Nationwide reserves the right to modify its underwriting standards on a prospective basis for newly issued policies at any time.
The minimum initial Base Policy Specified Amount in most states is $50,000. Nationwide reserves the right to modify the minimum Base Policy Specified Amount on a prospective basis for newly issued policies at any time.
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Underwriting may occur at a corporate level to determine whether or not the risks and expenses associated with the insurance applied for is appropriate for Nationwide to assume in placing the policy. Nationwide may refuse to issue any additional policies to a policy owner who has previously been issued policies by Nationwide that have aggregate scheduled annual Premium that exceeds $15 million.
Initial Premium Payment
The initial Premium payment is due on the Policy Date. Any due and unpaid policy charges will be subtracted from the initial Premium payment. Insurance coverage will not be effective until the initial Premium is paid, even if the Policy Date precedes the date the initial Premium is paid. The required initial Premium payment amount is stated in the Policy Data Pages and will depend on the following factors: the initial Base Policy Specified Amount, death benefit option elected, any Riders elected, and Insured's Issue Age, health, and activities. Initial Premium may be paid to the Service Center or to an authorized Nationwide representative. The initial Premium payment will not be applied to the policy until the underwriting process is complete.
Insurance Coverage Effective Date
Unless the policy is issued pursuant to an exchange under Section 1035 of the Code, issuance of full insurance coverage occurs on the latest of:
•	the date Nationwide certifies that the complete application materials have been submitted and the underwriting conditions have been satisfied;
•	the Policy Date; or
•	the date the initial Premium is received at the Service Center.
If the policy is issued as a result of an exchange under Section 1035 of the Code, issuance of full insurance coverage occurs on the later of:
•	the date the insurance carrier of the exchanged policy authorizes payment of such policy's proceeds to Nationwide; or
•	the date Nationwide certifies that the complete application materials have been submitted and the underwriting conditions have been satisfied, provided there is sufficient Premium to pay policy charges for at least three months.
Nationwide has the right to reject any application for insurance. If an application is rejected, the Premium will be returned to the policy owner within two business days of the date the decision to reject an application is made.
With respect to any reinstatement or increase in coverage, the effective date of coverage will be the monthly anniversary of the Policy Date on or next following the date Nationwide approves the supplemental application. With respect to any decrease in coverage, the effective date will be the monthly anniversary of the Policy Date on or next following the date Nationwide receives the request.
Insurance coverage will end upon the Insured's death, the policy owner terminates coverage in writing, Nationwide pays the maturity Proceeds, the Grace Period ends, or the policy is surrendered in full.
Right to Cancel (Examination Right)
Under state law a policy owner may, for a limited time, cancel the policy and receive a refund (commonly referred to as the "right to cancel" period). The length of the right to cancel period depends on state law and may vary depending on whether the policy was purchased to replace another policy. The minimum right to cancel period is 10 days.
In order to cancel the policy during the right to cancel period, a policy owner must submit a written cancellation request and return the policy either to the sales representative or to the Service Center. Nationwide will honor written cancellation requests received in good order by the last day of the right to cancel period (if returned by US mail, the request must be post-marked by the last day of the right to cancel period). If the policy is canceled during the right to cancel period, Nationwide will treat the policy as if it was never issued.
Written cancellation requests received after the close of business on the date the right to cancel period expires will not be canceled free of charge.
Within seven days of receipt of a written cancellation request, Nationwide will refund the amount prescribed by state law. The amount Nationwide refunds will be Cash Value and any charges deducted or, in certain states, the greater of the Premium paid or the policy's Cash Value plus any charges deducted.
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Allocation of Net Premium During Right to Cancel Period
Where state law requires the return of initial Premium for cancellations during the right to cancel period, Nationwide will allocate initial Net Premium to the Fixed Account as instructed. Nationwide will allocate initial Net Premium allocated to the Sub-Accounts to the available money market Sub-Account until the right to cancel period expires. At the expiration of the right to cancel period, Nationwide will transfer the amount held in the money market Sub-Account to the requested Sub-Accounts based on the allocation instructions in effect at the time of the transfer.
Where state law requires the return of Cash Value, Nationwide will allocate all of the initial Net Premium to the designated Sub-Accounts and Fixed Account based upon the allocation instructions in effect at the time, on the next Valuation Period.
Premium Payments
This policy does not require a payment of a scheduled Premium amount to keep it In Force. It will remain In Force as long as the conditions that cause a policy to Lapse do not exist, see Lapse and Unfavorable Investment Experience. Premium payment reminder notices will be sent according to the Premium payment schedule selected by the policy owner. Additional Premium payments must be submitted to the Service Center. Each Premium payment must be at least $50. Upon request, Nationwide will furnish Premium payment receipts. Policy owners may make additional Premium payments at any time while the policy is In Force and prior to the Maturity Date, subject to the following:
•	Nationwide may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount At Risk.
•	Nationwide will refund Premium payments that exceed the applicable premium limit established by the Code to qualify the policy as a contract for life insurance.
•	Nationwide will monitor Premiums paid and will notify policy owners when the policy is in jeopardy of becoming a modified endowment contract, see Taxes.
•	Nationwide may require that policy Indebtedness be repaid before accepting any additional Premium payments.
Subsequent Premium payments will be allocated according to the allocation instructions in effect at the time the Premium is received.
Cash Value
Nationwide will determine the Cash Value at least monthly. Cash Value will fluctuate daily and there is no guaranteed Cash Value. At the end of any given Valuation Period, the Cash Value is equal to the sum of:
•	the value of the Accumulation Units allocated to the Sub-Accounts, see Valuation of Accumulation Units;
•	amounts allocated to the Fixed Account, including credited interest; and
•	amounts allocated to the policy loan account (only if a loan was taken), including credited interest, see Policy Loans.
Surrenders and policy charges and deductions will reduce the Cash Value of the policy. If Cash Value is a factor in calculating a benefit associated with the policy, such as the Death Benefit or a benefit associated with an elected Rider, the value of that benefit will also fluctuate, including being reduced due to surrenders and policy charge deductions. If the policy is surrendered or Lapses, the Cash Value will be reduced by the amount of any Indebtedness.
On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.
Enhancement Benefit
If this policy is completely surrendered and the Proceeds are paid directly to the policy owner, an Enhancement Benefit may be payable under the policy. The Enhancement Benefit is a dollar amount that is added to the Cash Value when there is a complete surrender of the policy. The Enhancement Benefit serves as a partial return of policy charges assessed. In most instances, the Enhancement Benefit will not exceed the sum of all charges assessed on the policy.
Nationwide does not make any deposits to the separate account or Fixed Account as a result of this benefit. There are no investment results associated with the Enhancement Benefit. This enhancement payment will not be made from the policy but is a general account obligation of Nationwide. This means the Enhancement Benefit, including the policy owner’s right
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to receive payment, is subject to Nationwide’s claims paying ability. Any claim to payment of the Enhancement Benefit may be subordinate to other claims on the general account in the event Nationwide becomes insolvent. Nationwide may postpone payment of the Enhancement Benefit for up to six months from the date of a surrender request.
The Enhancement Benefit is designed to, in the event of a surrender in the early policy years, minimize the difference between the accumulated Premiums paid and the actual Cash Surrender Value. A benefit of the Enhancement Benefit to a corporate policy owner is to allow the policy in the early policy years to more closely track the corporate liability it is intended to off-set. The difference between the accumulated Premiums paid and the Cash Surrender Value is generally greater in the early policy years due to the upfront costs associated with purchasing the policy and the lack of time for the policy's Cash Value to grow. This is accomplished by lowering the cost associated with a surrender in the early policy years.
The Enhancement Benefit is calculated as a percentage of Cash Value and is subject to a maximum cap as shown in Appendix C: The Enhancement Benefit. Since the policy’s Cash Value is a factor in determining the Enhancement Benefit, factors that impact the Cash Value will also impact the amount of the Enhancement Benefit, if any. Additionally, if the Supplemental Insurance Rider is In Force, the Enhancement Benefit is reduced because of the lower charges associated with the Rider, see Appendix C: The Enhancement Benefit. The Enhancement Benefit guaranteed duration and guaranteed minimum amount are stated on the Policy Data Pages. Currently, the Enhancement Benefit is available for the first nine policy years if the policy is a modified endowment contract and ten policy years if the policy is not a modified endowment contract. Nationwide may, at any time, change, decrease or eliminate the Enhancement Benefit after the guaranteed duration stated on the Policy Data Pages in a manner that is not discriminatory.
The Enhancement Benefit is payable only upon a complete surrender of a policy that meets the following conditions:
(1)	the Enhancement Benefit is not available during the right to cancel period;
(2)	the surrender Proceeds must be payable to the policy owner. The Enhancement Benefit is not payable on a complete surrender that qualifies as a Code Section 1035 exchange; and
(3)	the Enhancement Benefit is not available in conjunction with a policy loan or a partial surrender, or Lapse.
Policy owners should consult with a tax advisor about the tax treatment of the Enhancement Benefit.
Changing the Amount of Insurance Coverage
The policy owner may request to change the Base Policy Specified Amount. To change the Base Policy Specified Amount, the policy owner must submit in good order, a written request to the Service Center. Changes to the Base Policy Specified Amount will become effective on the next monthly policy anniversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date. However, no change will take effect unless the Cash Surrender Value would be sufficient to keep the policy In Force for at least three months. Nationwide may limit the number of Base Policy Specified Amount changes to one increase and one decrease each policy year. Changes to the Base Policy Specified Amount will typically alter the Death Benefit.
Increases
To increase the Base Policy Specified Amount, the policy owner must provide satisfactory evidence of insurability. The Insured must be between Issue Ages of 18 to 79 at the time of the request. Any request to increase the Base Policy Specified Amount must be at least $10,000 and the Base Policy Specified Amount after the increase may not exceed the Maximum Death Benefit. Requests to increase the Base Policy Specified Amount will be applied in the proportion the increase bears to Total Specified Amount. This means if a policy has the Supplemental Insurance Rider, all increases will be done proportionally between the policy's Base Policy Specified Amount and Rider Specified Amount. The policy owner cannot elect how to allocate increases in Total Specified Amount after the Policy Date. An increase in the Base Policy Specified Amount may cause an increase in the Net Amount At Risk. Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase. An increase in the Base Policy Specified Amount may require the policy owner to make larger or additional Premium payments in order to avoid Lapsing the policy.
Decreases
The policy owner may request to decrease the Base Policy Specified Amount any time after the first policy year. Requests to decrease the Base Policy Specified Amount will be applied to the most recent Base Policy Specified Amount increase and applied backwards ending with the original Base Policy Specified Amount. This means if a policy has the Supplemental Insurance Rider, all decreases will be done proportionally between the policy's Base Policy Specified
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Amount and Rider Specified Amount. Decreases to the Base Policy Specified Amount may decrease the Net Amount At Risk (including any Rider charges), depending on the death benefit option elected and the amount of the Cash Value. Nationwide will deny any request to reduce the Base Policy Specified Amount below the minimum Total Specified Amount shown on the Policy Data Page. Nationwide will also deny any request that would disqualify the policy as a contract for life insurance.
Right to Irrevocably Transfer Cash Value to the Fixed Account
At any time while the policy is In Force, a policy owner may elect to irrevocably transfer 100% of the policy’s Cash Value allocated to the Sub-Accounts into the Fixed Account without regard to any restrictions otherwise applicable to Fixed Account transfers.
This conversion right must be invoked in writing by submitting a request to the Service Center on a Nationwide approved form. This election is irrevocable.
Once the request has been processed, the policy will in effect become a fixed life insurance policy, and the policy's Cash Value will be credited with the Fixed Account's interest rate. In addition, the following will apply after conversion:
•	transfers out of the Fixed Account will no longer be available and the policy will no longer participate in the Investment Experience of the Sub-Accounts;
•	allocations of future Premium, transfers, or loan repayments to the Sub-accounts will not be permitted;
•	a Variable Account Asset Charge will no longer be deducted; and
•	all other benefits, services, Riders, and charges, including loans and full and partial surrenders will continue and/or continue to be available, subject to the terms applicable prior to the conversion.
Terminating the Policy
There are several ways that the policy can terminate. All coverage under the policy will terminate when any one of the following events occur:
•	the policy owner requests in writing to the Service Center to terminate coverage;
•	the Insured dies;
•	the policy is In Force on the Maturity Date and the policy owner does not elect to extend coverage beyond the Maturity Date;
•	the policy Lapses; or
•	the policy is surrendered for its Cash Surrender Value.
Terminating the policy may result in adverse tax consequences.
Assigning the Policy
The policy owner may assign any or all rights under the policy while it is In Force, subject to Nationwide’s approval. The beneficiary's interest will be subject to the person or entity to which the policy owner assigned rights. Assignments must be in writing on a form satisfactory to Nationwide. Assignments will become effective on the date signed, unless otherwise specified by the policy owner, and are subject to any payments or actions taken by Nationwide before it is received and recorded at the Service Center. Nationwide is not responsible for the sufficiency or validity of any assignment. Assignments will be subject to any Indebtedness, policy liens, garnishments, court orders, and any previous assignments. If the assignment qualifies as an exchange under Section 1035 of the Code, no Enhancement Benefit will be paid.
Reports and Illustrations
Nationwide will send scheduled Premium payment reminders and transaction confirmations to policy owners upon request. Nationwide will also send quarterly and annual statements that show:
•	the Total Specified Amount;
•	Premiums paid;
•	all charges since the last report;
•	the current Cash Value;
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•	the Cash Surrender Value; and
•	Indebtedness.
Confirmations of individual financial transactions, such as transfers, partial surrenders, and loans are generated and mailed automatically. Copies may be obtained by contacting the Service Center.
Nationwide will send these reminders and reports to the address provided on the application unless directed otherwise. At any time, policy owners may ask for an illustration of future benefits and values under the policy, see Illustration Charge.
Standard Policy Charges
Nationwide takes deductions from Premium payments and/or the Cash Value to compensate it for the services and benefits provided, the costs and expenses incurred, and the risks assumed. Nationwide may generate a profit from any of the charges assessed under the policy and certain expenses may be recovered utilizing more than one charge.
Monthly charges are deducted from Cash Value beginning on the Policy Date. Charges are taken proportionally from the Sub-Accounts and the Fixed Account. Charges taken against allocations to the Sub-Accounts are assessed by redeeming Accumulation Units. The number of Accumulation Units redeemed is determined by dividing the dollar amount of the charge by the Accumulation Unit value for the Sub-Account. Nationwide does not deduct policy charges or Rider charges from the Cash Value attributable to the policy loan account. Interest charged and interest credited against policy loans may result in net charges. For a complete description of how interest is credited and charged, see Policy Loans.
Policy and Rider charges reflect costs and risks associated with issuing the policy and rider(s). Certain charges will vary according to individual characteristics of the Insured. The Insured is assigned to an underwriting class according to his/her Issue Age, sex (if not unisex classified), tobacco rate type, type of evidence of insurability, and any Substandard Ratings. In evaluating and underwriting a corporate or legal entity purchasing the policy, and setting policy charges, Nationwide may take into account several factors, including the purpose for which the policy is being purchased, the anticipated amount and timing of Premium payments, and the expected asset persistency. The policy owner can request an illustration of specific costs and/or see the Policy Data Pages for information about specific policy charges.
Nationwide may change policy and/or Rider charges and rates under the policy at any time, subject to the guaranteed maximum rates stated in the Policy Data Pages. Changes in policy and/or Rider charges and rates vary by changes in future expectations for factors including, but not limited to, Nationwide’s investment earnings, mortality experience, persistency experience, expenses, including reinsurance expenses, and taxes. Changes to policy and/or Rider charges and rates will be on a uniform basis for Insured’s of the same Issue Age, sex (if not unisex classified), rate class, rate type, any Substandard Rating, and Base Policy Specified Amount whose policies have been In Force for the same length of time. If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy’s Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy’s Cash Value could increase. Any changes will be determined in accordance with state law. Policy and Rider charges will never exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables.
Premium Load
Nationwide deducts a Premium Load from each payment to partially reimburse it for sales expenses and Premium taxes, and certain actual expenses, including expenses related to the sale of the policy. The Variable Account Asset Charge is also designed to partially reimburse us for these expenses. The Premium Load also provides revenue to compensate Nationwide for assuming risks associated with the policy, and revenue that may be a profit. The Premium Load depends on the number of years since the Policy Date, the amount of annual Premium, and the amount of term insurance coverage purchased via the Supplemental Insurance Rider. Each increase in the Base Policy Specified Amount is treated as new coverage, with the Premium Load attributable to the increase determined as if it is part of a newly issued policy. In the policy, the Premium Load Charge is referred to as the "Percent of Premium Charge".
Each premium payment is divided into contributions towards Target Premium and Excess Premium. Target Premium is an annual Premium based on the Base Policy Specified Amount (i.e., the Policy without any Riders) and the Insured's age and underwriting class. A portion of each Premium payment is considered a contribution towards Target Premium until the total of such contributions in a policy year equals the Target Premium. The portion considered a contribution towards Target Premium is equal to the Premium payment multiplied by the ratio of the Base Policy Specified Amount to the Total Specified Amount. The portion of each premium payment that exceeds the Target Premium is Excess Premium.
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In general, election of the Supplemental Insurance Rider decreases the policy’s Target Premium because of policy charge blending (an example of policy charge blending is provided in Appendix D: Examples of Policy Charge Blending). A lower Target Premium impacts the amount of Premium Load assessed because a lower Target Premium will result in a greater portion of Net Premium paid being considered Excess Premium. The Premium Load is generally less when assessed against Excess Premium than when assessed against Target Premium during the early years following policy issuance or after an increase in the Total Specified Amount.
The chart below shows the current Premium Loads on Target Premium and Excess Premium.
Premium Load Applicable To Policies Issued With
Applications Dated On Or After January 1, 2009
Policy Year	Premium Paid Up To Target Premium	Premium Paid In Excess of Target Premium
1	10%	4%
2	8%	3%
3	6%	2%
4	4%	2%
5+	2%	2%
Premium Load Applicable To Policies Issued On Or After January 1, 2006
With Applications Signed Before January 1, 2009
Premium Load for Policies with Less Than $500,000 in First Year Premium (per policy owner)	Policy Year	Premium Load for Policies with $500,000 or More in First Year Premium (per policy owner)
8.5% of Premium payments up to and including Target Premium PLUS 5% of Premium payments in excess of Target Premium	1	7% of Premium payments up to and including Target Premium PLUS 4% of Premium payments in excess of Target Premium
	2	6% of Premium payments up to and including Target Premium PLUS 3% of Premium payments in excess of Target Premium
	3	5% of Premium payments up to and including Target Premium PLUS 2% of Premium payments in excess of Target Premium
	4	4% of Premium payments up to and including Target Premium PLUS 2% of Premium payments in excess of Target Premium
	5	3% of Premium payments up to and including Target Premium PLUS 2% of Premium payments in excess of Target Premium
	6	2% of Premium payments
7
5.5% of Premium payments up to and including Target Premium PLUS 3.5% of Premium payments in excess of Target Premium	8
9
10
3.5% of Premium payments	11+
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Premium Load Applicable To Policies Issued On Or After September 9, 2002
With Applications Signed Before January 1, 2006
Premium Load for Policies with Less Than $500,000 in First Year Premium (per policy owner)	Policy Year	Premium Load for Policies with $500,000 or More in First Year Premium (per policy owner)
9% of Premium payments up to and including Target Premium PLUS 7% of Premium payments in excess of Target Premium	1	9% of Premium payments for the Base Policy Specified Amount up to and including Target Premium
PLUS
6.5% of Premium payments for the Base Policy Specified Amount in excess of Target Premium
PLUS
[3.29% - (A x B)] of Premium payments for the Rider Specified Amount, where
A = 1.29% of the Premium payments allocable to the Rider Specified Amount; and
B = the ratio of the Rider Specified Amount to the Total Specified Amount
2
3
4
5
	6	3.5% of Premium payments
7
5.5% of Premium payments	8
9
10
3.5% of Premium payments	11+	2% of Premium payments
Premium Load Applicable To Policies Issued Prior To September 9, 2002
Policy Year	Premium Load for All Policies
1	9% of Premium payments for the Base Policy Specified Amount up to and including Target Premium
PLUS
6.5% of Premium payments for the Base Policy Specified Amount in excess of Target Premium
PLUS
6.5% of Premium payments for the Rider Specified Amount
2
3
4
5
6
7
8+	3.5% of Premium payments
Illustration Charge
Nationwide only assesses an Illustration Charge for excessive requests for In Force policies. Excessive requests means more than 10 in any 12 month period. This charge compensates Nationwide for the administrative costs of generating the illustration. This charge will not exceed $25 per illustration requested. Any Illustration Charge must be paid at the time of the illustration request. The Illustration Charge will not be deducted from the policy's Cash Value.
The Illustration Charge is not applicable to requests for illustrations of prospective policies during the sales process.
Partial Surrender Fee
Partial Surrender Fees are deducted from the partial surrender amount requested. Nationwide currently waives the Partial Surrender Fee. The fee is intended to compensate Nationwide for the administrative costs associated with calculating and generating the surrender amount. Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial Surrender Fee assessed to each surrender will not exceed the lesser of $25 or 2% of the amount surrendered.
Cost of Insurance Charge
A Cost of Insurance Charge is deducted proportionally from Sub-Account and Fixed Account allocations on the Policy Date and on each monthly anniversary of the Policy Date. The charge is intended to cover Nationwide’s expenses associated with providing expected mortality benefits and assuming certain risks associated with the policy, and to cover other expenses, including acquisition costs, and state and federal taxes. Nationwide may also profit from this charge.
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The Cost of Insurance Charge is the product of the Net Amount At Risk and the cost of insurance rate. The cost of insurance rate will vary by the Insured's Issue Age, sex (if not unisex classified), underwriting classification, any Substandard Ratings, how long the policy has been In Force, and the Base Policy Specified Amount. The cost of insurance rates are based on Nationwide’s expectations as to future mortality and expense experience, investment earnings, persistency, and taxes. Current and guaranteed monthly cost of insurance rates established at issue generally increase year over year to reflect expectations that mortality and underwriting risks generally increase as the Insured's Attained Age and the length of time the Policy has been In Force increase.
There will be a separate cost of insurance rate for the initial Base Policy Specified Amount and any Base Policy Specified Amount increase. The cost of insurance rate(s) will never be greater than what is shown on the Policy Data Pages.
Flat Extras and Substandard Ratings
Nationwide may inquire about the occupation and activities of the Insured through the underwriting process. If the activities or occupation of the Insured cause an increased health or accident risk, it may result in the Insured receiving a Substandard Rating. If this is the case, Nationwide may add an additional component to the Cost of Insurance Charge called a "Flat Extra Charge." The Flat Extra Charge accounts for the increased risk of providing life insurance when one or more of these factors apply to the Insured. The Flat Extra Charge is a component of the total Cost of Insurance Charge, so if applied it will be deducted from Cash Value on the Policy Date and the monthly anniversary of the Policy Date. The monthly Flat Extra Charge is between $0.00 and $2.08 per $1,000 of the Net Amount At Risk. If a Flat Extra Charge is applied, it is shown in the Policy Data Pages. In no event will the Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum charge shown in In Summary: Fee Tables.
Nationwide will uniformly apply a change in any cost of insurance rate for Insureds of the same age, sex (if not unisex classified), underwriting class, Substandard Ratings, and Base Policy Specified Amount, if the policies have been In Force for the same length of time. If a change in the cost of insurance rates causes an increase to a policy’s Cost of Insurance Charge, the policy's Cash Value could decrease. If a change in the cost of insurance rates causes a decrease to the policy’s Cost of Insurance Charge, the policy's Cash Value could increase.
Non-Medical Underwriting
Nationwide may underwrite the policy on a non-medical basis that may result in a higher Cost of Insurance Charge. Non medical underwriting means that a physical examination to obtain medical information on the proposed Insured is not required to issue the policy. The higher Cost of Insurance Charge would compensate Nationwide for assuming additional mortality risk as a result of issuing without the information that results from medical underwriting. The result is that healthy individuals will subsidize less healthy individuals because there is no medical underwriting, which typically results in lower cost of insurance rates being applied to fully underwritten policies. A medically underwritten policy for a healthy insured would likely have lower cost of insurance rates.
Base Policy Specified Amount Charge
For policies with applications dated on of after January 1, 2009, Nationwide deducts a monthly Base Policy Specified Amount charge from the policy's Cash Value to compensate for sales, underwriting, distribution and issuance of the policy. This charge is not assessed on policies issued with applications dated prior to January 1, 2009. The charge applicable to the policy depends on the Total Specified Amount (the Base Policy Specified Amount and the Rider Specified Amount, if any). The maximum guaranteed monthly Specified Amount Charge is $0.40 Per $1,000 of Base Policy Specified Amount (unless the Policy is purchased in the state of New York with an application signed on or after January 2, 2010, where the maximum guaranteed monthly Specified Amount Charge is $0.085 Per $1,000 of Base Policy Specified Amount). The Base Policy Specified Amount Charge will be deducted proportionally from the Sub Account allocations and the fixed account. In the policy, the Base Policy Specified Amount charge is referred to as the "Specified Amount Charge."
A distinct Rider Specified Amount charge applies to the Supplemental Insurance Rider. If the policy owner elects that Rider, the Total Specified Amount charges paid will depend upon the allocation of Total Specified Amount between the base policy and the Supplemental Insurance Rider. To determine Total Specified Amount charges, the amount of the Base Policy Specified Amount charge must be added to the amount of the Rider Specified Amount charge. Total charges are a weighted average of the amount of Base Policy Specified Amount and Rider Specified Amount. The end result is a charge blending. For further explanation of this blending, including an example, see the "Supplemental Insurance Rider" sub-section of the "Policy Riders and Rider Charges" section of this prospectus.
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Variable Account Asset Charge
Nationwide deducts a daily Variable Account Asset Charge based on the amount of Cash Value allocated to the Sub-Accounts. This charge is reflected in the daily accumulation unit value that is used to price the accumulation units, see Valuation of Accumulation Units. The charge will vary by policy based on the amount of Cash Value allocated to the Sub-Accounts and the length of time the policy has been In Force. The charge compensates Nationwide for certain actual expenses, including a partial reimbursement of acquisition costs and premium taxes not covered by Premium Load charges. The charge also helps Nationwide off-set expense risks associated with the policy, such as the risk that the costs of issuing and administering the policy will be more than expected, the risk that lapse and surrender rates will be higher than expected, and the charge may provide profit to Nationwide. This charge is in addition to any charges assessed by the mutual funds underlying the Sub-Accounts.
The Variable Account Asset Charge is guaranteed not to exceed 0.90% of the policy's Cash Value, on an annualized basis. For policies issued with applications dated before January 1, 2009, this charge is guaranteed not to exceed 0.75% of the policy's Cash Value, on an annualized basis. The table below shows the current Variable Account Asset Charges.
Charge for policy years 1-4	Charge for policy years 5-15	Charge for policy years 16+
0.25% of daily net assets	0.20% of daily net assets	0.10% of daily net assets
A different Variable Account Asset Charge schedule applies to policies with applications signed before January 1, 2006:
Charge for policy years 1-4	Charge for policy years 5-20	Charge for policy years 21+
0.40% of daily net assets	0.25% of daily net assets	0.10% of daily net assets
Administrative Charge
An administrative charge is deducted proportionally from the policy's Sub-Account and Fixed Account allocations on the Policy Date and each monthly anniversary of the Policy Date. The charge reimburses Nationwide for the costs of maintaining the policy, including accounting and record-keeping. The charge is currently $5 per month in all policy years. The maximum guaranteed charge is $10 per month in all policy years.
Mutual Fund Operating Expenses
In addition to the policy charges, there are also charges associated with the mutual funds in which the Sub-Accounts invest. Policy owners do not pay these charges directly, but these charges do affect the value of the assets allocated to the Sub-Accounts because these charges are reflected in the underlying mutual fund prices that Nationwide subsequently uses to value Sub-Account units. The underlying mutual funds' prospectuses contain additional information about these charges. Policy owners may contact the Service Center to receive, free of charge, copies of the prospectuses for any of the underlying mutual funds available under the policy.
A Note on Charges
During a policy's early years, the expenses Nationwide incurs in distributing and establishing the policy exceed the deductions. Nevertheless, Nationwide expects to make a profit over time because variable life insurance is intended to be a long-term financial investment. Accordingly, Nationwide has designed the policy with features and investment options that it believes support and encourage long-term ownership.
Nationwide makes many assumptions and accounts for many economic and financial factors when establishing the policy's fees and charges. The following is a discussion of some of the factors that are relevant to the policy's pricing structure.
Distribution, Promotional, and Sales Expenses
Distribution, promotional, and sales expenses include amounts paid to broker-dealer firms as commissions, expense allowances, and marketing allowances. Nationwide refers to these expenses collectively as "total compensation."
Nationwide has the ability to customize the total compensation package of its broker-dealer firms. Nationwide may vary the form of compensation paid or the percentage or amounts paid as commission, expense allowance, or marketing allowance, to the extent permitted by SEC and FINRA rules and other applicable laws and regulations. However, the total premium based compensation will not exceed the maximum of 40% of first year premiums and 15% for renewal premiums after the first year. For policies with applications dated before January 1, 2009, the total compensation will not exceed a
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maximum of 29.5% of first year premiums and 11.5% for renewal premiums after the first year. Commission may also be paid as an asset-based amount instead of a premium based amount. If an asset-based commission is paid, it will not exceed 0.30% of the non-loaned cash value per year. For policies with applications dated before January 1, 2009, if an asset-based commission is paid, it will not exceed 0.25% of the non-loaned cash value per year.
Marketing allowance is based on a firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to, providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the policies, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the policies as well as assist such firms with marketing or advertisement costs.
The actual amount and/or forms of total compensation paid depend on factors such as the level of premiums Nationwide receives from respective broker-dealer firms and the scope of services the firms provide, and whether the policy is sold with the Supplemental Insurance Rider, see Supplemental Insurance Rider and Policy Charge Blending and Compensation. Some broker-dealer firms may not receive maximum total compensation.
Individual financial professionals typically receive a portion of the commissions/total compensation paid, depending on their arrangement with their broker-dealer firm. Policy owners should consult the financial professional with questions on the compensation received by the financial professional. Policy owners may also consult Nationwide Business Solutions Group about the exact compensation arrangement associated with the policy owner’s policy.
Information on Underlying Mutual Fund Service Fee Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The separate account aggregates policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The separate account (not the policy owners) is the underlying mutual fund shareholder. When the separate account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing policy owners with Sub-Account options that correspond to the underlying mutual funds.
An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the policy and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the policy.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds or their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the policies and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
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Furthermore, Nationwide benefits from assets invested in affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because these affiliates receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Overall, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the policy.
Amount of Payments Nationwide Receives
For the year ended December 31, 2019, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through the policy or other variable policies that Nationwide and its affiliates issued. Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide or its affiliates receive depends on the assets of the underlying mutual funds attributable to the policy, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For policies owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as a calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund's advisor or sub-advisor is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g., the investment advisor or sub-advisors), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the policies. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if we determine that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from policy owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable policies that offer underlying mutual funds with lower fees and expenses. Policy owners should consider all of the fees and charges of the policy in relation to its features. Higher policy fees and charges and underlying mutual fund fees and expenses have a direct effect on the policy’s investment performance.
Policy Riders and Rider Charges
Policy owners may purchase one or more of the policy’s Riders. There may be additional charges assessed for elected Riders, see In Summary: Fee Tables. The availability, operation, and benefits of the Riders may vary by the state where the policy is issued.
Rider charges are assessed starting on the Policy Date and each monthly anniversary of the Policy Date by taking deductions from the Cash Value. If a Rider is elected after the Policy Date, Rider charges will begin to be deducted on the first monthly anniversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date.
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Rider charges compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed by Nationwide associated with offering the Riders. Nationwide may generate a profit from any of the Rider charges.
The maximum and minimum/current Rider charges are stated in the Fee Tables, see In Summary: Fee Tables.
Note: The charge and/or benefits received under certain Riders may be treated as a distribution from the policy for income tax purposes, see Periodic Withdrawals, Non-Periodic Withdrawals in Taxes, and Policy Loans.
Change of Insured Rider
This Rider is automatically issued with the policy with no associated charge. The policy owner may change the Insured at any time after the Policy Date, subject to insurability and the requirements below. There is no charge to change the Insured; however, the policy charges after the change will vary by characteristics of the new Insured including the new Insured’s Attained Age, sex (if not unisex classified), rate type and rate classification including any Substandard Ratings.
Change of Insured requirements:
(1)	The policy owner must submit a written application to change the Insured to the Service Center;
(2)	At the time of the change, the new Insured must have the same business relationship to the policy owner as did the previous Insured;
(3)	The new Insured must have been at least 18 on the Policy Date;
(4)	The new Insured must satisfy Nationwide’s underwriting requirements and may be required to submit satisfactory evidence of insurability; and
(5)	The policy must be In Force and not be in a Grace Period when the request is made and at the time of the change (the "change date").
Coverage of the new Insured will become effective on the change date. Coverage of the previous Insured will terminate on the day before the change date. The change date is the first monthly anniversary on or next following the date the change of Insured requirements are met. The Policy Date will not change.
The Total Specified Amount of the policy will be as stated by the policy owner in the application for the change subject to the following:
(1)	the policy continues to qualify as life insurance under the Code, and
(2)	such Total Specified Amount equals or exceeds the minimum Total Specified Amount stated in the Policy Data Pages.
If the new Insured commits suicide, while sane or insane, within two years of the change date, Nationwide will not pay the Death Benefit. Instead, an amount will be paid equal to the Cash Value as of the change date, plus the sum of Premiums paid since the change date, less any Indebtedness, and less any partial surrenders.
After a change of Insured, Nationwide will not contest the policy after it has been In Force for two years from the change date.
Federal income tax consequences may result from a change in insured. For federal income tax purposes, the substitution of a new insured is treated as an exchange of the policy for another life insurance policy. Because the new insured is not the same as the insured that was substituted, the tax free treatment for policy exchanges under Code Section 1035 may not be available because the requirement that the insured under the policy relate to the same individual would not be met; consequently, the excess Cash Surrender Value over the investment in the policy would be taxable as ordinary income. The foregoing is not comprehensive and cannot replace personalized advice provided by a competent tax professional. The policy owner should seek competent tax advice regarding the tax treatment of the policy when contemplating a change of insured.
Change of Insured Charge
There is no charge associated with the Change of Insured Rider.
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Supplemental Insurance Rider
General Information on the Benefits and Operation of the Supplemental Insurance Rider
This Rider will modify the amount of insurance coverage (Death Benefit) under the policy. The benefit associated with the Supplemental Insurance Rider is term life insurance on the Insured that is: (1) in addition to the Base Policy Specified Amount; (2) payable to the Beneficiary upon the Insured's death; and (3) annually renewable until the Insured reaches Attained Age 100. The charges for the Rider are calculated in the same manner as those applicable to the Base Policy.
Currently, if the policy owner chooses to purchase coverage under this Rider and concurrently reduce the Base Policy Specified Amount by an off-setting amount, some of the charges associated with the policy will be reduced because charges under the Rider may be lower than the corresponding charges under the base policy. Rider policy charges are lower in most cases because the Rider is term insurance. The greater the allocation is to the Rider, the lower the overall charges will be under the policy. See Appendix D: Examples of Charge Blending for examples showing how charges are "blended" when the Supplemental Insurance Rider is elected.
Note that:
•	Certain benefits that are normally available under the policy may be reduced or eliminated when this Rider is in effect;
•	In some years and/or at some ages, the cost of insurance charge for the Rider is more expensive than the cost of insurance for the base policy;
•	The Rider's Death Benefit terminates when the Insured reaches Attained Age 100; and
•	The compensation rates payable to the selling broker-dealer are lower on this Rider than those on the base policy.
The policy owner may purchase the Rider at the time of application or, subject to Nationwide’s approval, at a later time provided that the policy is In Force and the Rider is purchased before the Insured reaches Attained Age 100. If purchased at the time of application, the effective date of the Rider is the same as the effective date of insurance coverage. If purchased subsequently, the effective date will be the monthly anniversary of the Policy Date on or next following the date Nationwide approves the written request, unless the policy owner specifies and Nationwide approves a different date. The Rider Specified Amount may be combined with the Base Policy Specified Amount to satisfy the minimum Total Specified Amount shown on the Policy Data Page. However, while the Rider is in effect, the Base Policy Specified Amount must be at least 10% of the minimum Total Specified Amount. The policy owner may request to either increase or decrease the Total Specified Amount, subject to certain restrictions.
Rider Specified Amount Increases and Reductions Due to Partial Surrender
All increases and decreases of Rider Specified Amount, including decreases due to partial surrender are done proportionally between the amounts allocated to Base Policy Specified Amount and Rider Specified Amount.
Charges Associated with the Supplemental Insurance Rider
The Supplemental Insurance Rider charges listed below are different from the charges under the Base Policy. These charges will be applied to coverage under the Supplemental Insurance Rider and are in addition to the charge(s) paid on coverage under the base policy.
•	Rider Cost of Insurance Charge (for all policies); and
•	Per $1,000 of Rider Specified Amount Charge (only assessed on policies with applications dated on or after January 1, 2009)
Rider Cost of Insurance Charge
If the policy owner elects the Supplemental Insurance Rider, a monthly Supplemental Insurance Rider Cost of Insurance charge will be deducted to compensate Nationwide for providing term life insurance on the Insured, regardless of the Policy Date. This charge is determined by multiplying the Rider's cost of insurance rate by the Rider's Death Benefit (described below). Nationwide bases the Supplemental Insurance Rider cost of insurance rate on expectations as to future experience for factors such as mortality, persistency, expenses, and taxes. The Supplemental Insurance Rider cost of insurance rate will vary by the Insured's Issue Age, sex (if not unisex classified), tobacco use, Substandard Ratings, underwriting class, and the number of years from the Policy Date.
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The Supplemental Insurance Rider Cost of Insurance Charge will be deducted proportionally from the Sub Account allocations and the Fixed Account. Because the Rider charge is deducted from the Cash Value, purchase of this Rider could reduce the amount of the Death Benefit when the Death Benefit depends on Cash Value.
Per $1,000 of Rider Specified Amount Charge
If the policy owner purchases the Supplemental Insurance Rider with an application dated on or after January 1, 2009, Nationwide will deduct a monthly Per $1,000 of Rider Specified Amount Charge from the policy's Cash Value to compensate for sales, underwriting, distribution, and issuance of the Rider. The charge applicable to the policy depends on the Total Specified Amount and the allocation of the Total Specified Amount between the Base Policy Specified Amount and the Rider Specified Amount. The Specified Amount charge for the combination of the base policy and the Supplemental Insurance Rider is determined using a weighted average (i.e., a blend that uses the relative proportions of the base and Rider Specified Amounts) of the base and Rider charges.
The Per $1,000 of Rider Specified Amount Charge will be deducted proportionally from the Sub Account allocations and the fixed account. The table below shows the current Per $1,000 of Rider Specified Amount Charges. The maximum guaranteed monthly Supplemental Insurance Rider Per $1,000 Specified Amount Charge is $0.40 Per $1,000 of Rider Specified Amount (unless the Policy is purchased in the state of New York, where the maximum guaranteed monthly Rider Specified Amount Charge is $0.085 Per $1,000 of Rider Specified Amount). To determine Total Specified Amount charges, add the amount of the Per $1,000 of Base Policy Specified Amount charge to the Per $1,000 of Rider Specified Amount charge. Total charges are a weighted average of the amount of Base Policy Specified Amount and the elected Rider Specified Amount. The end result is a charge blending, see Appendix D: Examples of Charge Blending.
Death Benefit Calculations with the Supplemental Insurance Rider
The death benefit option chosen for the base policy will also be the death benefit option for the Rider and calculation of the Death Benefit. The current death benefit option in effect is shown on the Policy Data Page. The Death Benefit is calculated as the greater of: (1) the Total Specified Amount; or (2) the Minimum Required Death Benefit (which will differ depending on whether the guideline Premium/Cash Value corridor test or the Cash Value accumulation test is used).
After the Death Benefit is calculated, it is allocated between the elected amounts of base policy and this Rider.
(1)	Base Policy Death Benefit – The amount of the Death Benefit allocated to the base policy is calculated using the formula below.
Base Policy Death Benefit = CV + (Total NAAR) x (Base Policy Specified Amount)/(Total Specified Amount)
Where:
CV = the Cash Value of the policy
Total NAAR = the total Net Amount At Risk which is the Death Benefit minus the Cash Value
The formula above determines the portion of the Death Benefit applied to the base policy by determining the ratio Base Policy Specified Amount bears to Total Specified Amount.
(2)	Supplemental Insurance Rider Death Benefit – The amount of the Death Benefit we allocate to the Supplemental Insurance Rider is calculated by taking the Death Benefit and subtracting the Base Policy Death Benefit (as calculated in item 1 above).
In most instances, charges end up being lower if the policy owner allocates as much coverage as possible to the Rider.
Total Specified Amount remains the same unless the policy owner specifically request an increase or decrease. All increases or decreases are done proportionally based on the established allocation between Rider Specified Amount and Base Policy Specified Amount.
If the Cash Value increases, the portion of the Death Benefit attributable to this Rider may, at times, be less than the Rider Specified Amount. If the Cash Value decreases, the portion of the Death Benefit attributable to the base policy may, at times, be less than the Base Policy Specified Amount.
Terminating the Rider
The policy owner may terminate this Rider by submitting a written request to the Service Center. Nationwide may require that the policy owner submit the policy for endorsement. Terminating this Rider will likely result in increased policy charges because of the difference in the pattern of policy charges for the base policy and this Rider. If the Rider is terminated, the
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calculation of the Death Benefit will apply exclusively to the base policy. Termination may require that the amount of Death Benefit coverage provided by the base policy be increased to maintain the qualification of the policy as a contract of life insurance under the Code.
Nationwide reserves the right to deny any request to terminate this Rider that would disqualify the policy as a contract of life insurance under the Code. If the policy is not issued as a modified endowment contract, terminating this Rider may result in the policy becoming a modified endowment contract. Nationwide will notify the Owner if the policy's non-modified endowment contract status is in jeopardy.
This Rider also terminates upon the earliest of the following dates:
•	The date policy is surrendered or terminated;
•	The date the policy Lapses;
•	The Insured's death; or
•	The date the Insured reaches Attained Age 100.
There is no Cash Value attributable to this Rider. Therefore, there is no Cash Surrender Value attributable to this Rider available to upon termination of this Rider.
In most instances, terminating the Rider will not be to the policy owner’s advantage. If the policy owner decides to terminate the Rider, the policy owner should carefully discuss this decision with the registered representative or a qualified financial advisor.
Policy Loans
After the expiration of the right to cancel period and while the policy is In Force, a policy owner may take a policy loan. A policy loan will be effective as of the date Nationwide receives the policy owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms.
Taking a policy loan may increase the risk of Lapse and may result in adverse tax consequences. Unpaid loan interest charges accrue daily at a compounded annual interest rate and can cause the policy's Indebtedness to grow significantly. The policy owner should request an illustration demonstrating the impact of a policy loan on the policy's Cash Value, Cash Surrender Value, and Death Benefit Proceeds.
Loan Amount
The minimum loan amount is $500. At the time of a loan request, policy Indebtedness cannot exceed 90% of the Cash Value (i.e., the sum of existing Indebtedness and the loan request cannot exceed 90% of the Cash Value as of the loan date). Any applicable Enhancement Benefit is not available to be taken as a policy loan. Nationwide pays the policy loan to the policy owner with assets from its general account. Nationwide then uses the policy's Cash Value as collateral for the loan as described below.
Collateral and the Policy Loan Account
As collateral for the policy loan, Nationwide transfers an amount equal to the policy loan from the policy's investment options. Collateral amounts are transferred from the Cash Value to the policy loan account (which is part of Nationwide's general account). Because the policy loan account does not participate in the Investment Experience of the Sub-Accounts, policy loans can permanently affect the Death Benefit Proceeds and the Cash Value of the policy, even if repaid. The policy loan account may be subject to Nationwide's creditors in the event of insolvency.
Amounts transferred from the policy's Cash Value equal to the policy loan account are deducted from the Sub-Accounts in the same proportion as the Sub-Account allocations, unless the policy owner has instructed otherwise. Nationwide will only transfer amounts from the Fixed Account if the loan amount exceeds 90% of the Cash Value allocated to the Sub-Accounts.
The policy owner will earn interest on the collateral held in the policy loan account. Interest will accrue daily at no less than the guaranteed minimum rate stated on the Policy Data Pages. Interest credited to the policy loan account is an obligation of Nationwide’s general account and is dependent on Nationwide’s financial strength and claims paying ability. The interest earned on the policy loan account may be different than the rate earned on Cash Value allocated to the Fixed Account.
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Interest Charged
Nationwide charges interest against policy Indebtedness. Indebtedness is the total amount of all outstanding policy loans, including principal and compounded interest due. The maximum interest rate Nationwide may charge against Indebtedness is 3.50% per annum. For policies issued with applications prior to January 1, 2009, the maximum annual interest rate is 3.75% per annum, see In Summary: Fee Tables for current interest charged rates. Rates may change and may vary by policy year. Currently, for polices issued on or after January 1, 2009, the effective annual interest rate charged on Indebtedness is 2.80% for the first fifteen policy years, 2.55% for policy years 16 through 30, and 2.10% thereafter. For policies issued on or after September 9, 2002, but before January 1, 2009, the current effective annual interest rate charged on Indebtedness is 3.70% for the first fifteen policy years, 3.45% for policy years 16 through 30, and 3.0% thereafter. For policies issued prior to September 9, 2002, the current effective annual interest rate charged on Indebtedness is 3.40% for the first four policy years, 3.25% for policy years five through 20, and 3.10% thereafter. Policy loan interest charges may provide revenue for risk charges and profit.
If policy loan interest is not paid when due, policy Indebtedness will continue to compound at the interest rate in effect, see When Interest is Charged and Credited below. If not paid when due, Nationwide will transfer an amount equal to the unpaid interest from the policy's investment options and add it to the policy loan account causing the original policy loan amount (now, "Indebtedness") to increase by the amount of the unpaid interest charged. Amounts transferred from the policy's investment options as unpaid interest charges will be transferred to the policy loan account in the same manner as a new loan.
Note: Over time, unpaid loan interest charges can cause the policy's Indebtedness to be significant. In some cases, policy Indebtedness may be significant enough to cause the policy to Lapse. In general, it is advantageous to repay Indebtedness and at a minimum, the interest charged on Indebtedness, at least annually.
Upon a full surrender, Lapse, or maturity, the amount received in the original loan request(s), plus unpaid loan interest charged is considered "received" under the Code and may result in adverse tax consequences, see Surrender, Lapse, Maturity in Taxes.
When Interest is Charged and Credited
Interest charged against Indebtedness accrues daily. Interest earned on collateral also accrues daily. Nationwide will transfer interest charged on Indebtedness from the policy's investment options to the collateral account, and transfer interest credited on collateral from the policy loan account to the investment options:
•	Annually, at the end of a policy year;
•	At the time a new loan is requested;
•	When a loan repayment is made;
•	Upon the Insured's death;
•	Upon policy Lapse and/or;
•	Upon a full surrender of the policy.
In most cases, the interest earned on collateral will be less and in some cases, significantly less, than the interest charged against the Indebtedness.
Repayment
The policy owner may repay all or part of policy Indebtedness at any time while the policy is In Force. The minimum loan repayment amount, if any, is stated in the policy. The policy owner should contact the Service Center to obtain loan pay-off amounts.
Note: Interest earned on collateral is not deducted from Indebtedness to calculate loan pay off amounts. If a loan repayment is made, the policy owner's Cash Value is credited with interest earned on collateral and the amount of the loan repayment is deducted from the policy's Indebtedness.
Nationwide will treat any payments made as Premium payments, unless the policy owner specifies that the payment should be applied against the policy's Indebtedness. It may be beneficial for the policy owner to repay Indebtedness before making additional Premium payments because Premium Load charges are deducted from Premium payments but not from loan repayments.
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If the policy owner makes a loan repayment, it will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the policy owner indicates otherwise.
Repaying Indebtedness will cause the Death Benefit and net Cash Surrender Value to increase accordingly.
Lapse
The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the policy’s monthly deductions, see Unfavorable Investment Experience. Before any policy Lapse, there is a Grace Period during which the policy owner can take action to prevent the Lapse. Subject to certain conditions, the policy owner may reinstate a policy that has Lapsed.
Grace Period
If the Cash Surrender Value on any monthly anniversary date is not sufficient to cover the current monthly deductions, then a Grace Period will begin. At the beginning of a Grace Period, the policy owner will receive a notice from Nationwide that will indicate the amount of Premium that must be paid to avoid lapsing the Policy. This amount is equal to four times the current monthly deductions.
If not paid within 61 days, the policy and all Riders will Lapse.
The Grace Period will not alter the operation of the policy or the payment of Proceeds.
Reinstatement
The policy owner may reinstate a Lapsed policy by:
•	submitting a written request to reinstate the policy to the Service Center any time within three years after the end of the Grace Period (or longer if required by state law) and before the Maturity Date;
•	providing satisfactory evidence of insurability that Nationwide may require;
•	paying sufficient Premium to keep the policy In Force for three months (or less if required by state law) from the date of reinstatement;
•	paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period; and
•	repaying or reinstating any Indebtedness that existed at the end of the Grace Period.
The policy owner may also reinstate coverage under certain Riders subject to satisfactory evidence of insurability.
If Nationwide approves the application for reinstatement and receives the required Premium, the effective date of a reinstated policy, including any reinstated Riders, will be the coinciding or next monthly anniversary of the Policy Date following the date Nationwide approves the application for reinstatement.
If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to the Cash Value at the end of the most recent Grace Period. Nationwide will add any Premiums or loan repayments that were made to reinstate the policy to the Cash Value.
The Sub-Account allocations that were in effect at the start of the Grace Period will be reinstated, unless the policy owner indicates otherwise.
Surrenders
Full Surrender
The policy may be surrendered for the Cash Surrender Value at any time while it is In Force. A surrender will be effective as of the date Nationwide receives the policy owner’s written surrender request in good order at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Any applicable surrender charges will be deducted from the policy’s Cash Value, see Surrender Charge. No Enhancement Benefit will be paid if the policy is surrendered pursuant to Section 1035 of the Code or paid to anyone other than the policy owner. See Payment of Policy Proceeds for additional information.
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Partial Surrender
The policy owner may request a partial surrender of the policy's Cash Surrender Value at any time after the policy has been In Force for one year. Nationwide may require that the policy be sent to the Service Center for endorsement.
Nationwide may limit the number of partial surrenders to one per policy year. Currently, the number of partial surrenders is not limited. Nationwide will notify the policy owner in writing if the number of partial surrenders permitted become subject to limits. The minimum amount of any partial surrender request is $500. The maximum amount of a partial surrender in any given policy year is equal to (a) minus (b) minus (c) where:
(a)	is Cash Value;
(b)	is Indebtedness; and
(c)	is the greater of $500 or the last three monthly deductions.
Any applicable Enhancement Benefit is not available to be taken as a partial surrender.
If the policy owner requests a partial surrender, Nationwide will surrender Accumulation Units from the Sub-Accounts proportionally based on the current variable account Cash Value to equal the amount of the partial surrender. If there are insufficient Accumulation Units available, Nationwide will surrender amounts from the Fixed Account.
A partial surrender cannot result in the Total Specified Amount being reduced below the minimum Total Specified Amount indicated on the Policy Data Pages or disqualifying the policy as life insurance under Section 7702 of the Code. Partial surrenders may be subject to income tax penalties. They could also cause the policy to become a "modified endowment contract" under the Code, which could change the income tax treatment of any distribution from the policy.
Reduction of the Total Policy Specified Amount due to a Partial Surrender
When a partial surrender is taken, the Total Policy Specified Amount will be reduced by the amount necessary to prevent an increase in the Net Amount At Risk (unless the partial surrender is a preferred partial surrender). Reduction of the Total Specified Amount is proportional between the Base Policy Specified Amount and the Rider Specified Amount. The Total Policy Specified Amount reduction will not exceed the partial surrender amount. The policy's charges going forward will be based on the new Total Specified Amount.
Any reduction of the Total Specified Amount will be made in the following order: against the most recent increase in the Total Specified Amount, then against the next most recent increases in the Total Specified Amount in succession, and finally, against the initial Total Specified Amount.
Preferred Partial Surrenders
A preferred partial surrender is a partial surrender that:
•	occurs before the 15th policy anniversary; and
•	when added to any prior preferred partial surrenders taken in the same policy year, does not exceed 10% of the Enhanced Cash Value as of the beginning of that policy year.
Preferred partial surrenders do not result in a reduction of the Total Specified Amount. The Total Specified Amount will only be reduced if the total partial surrender is greater than the amount that qualifies as a preferred partial surrender. If the total partial surrender exceeds the amount that qualifies as a preferred partial surrender, then the Total Specified Amount will be reduced only by the difference between the total partial surrender and the preferred partial surrender.
Preferred partial surrenders are non-cumulative. This means that any part of a preferred partial surrender not taken in a given policy year, cannot be added to the available preferred partial surrender amount in any later years.
The Death Benefit
Calculation of the Death Benefit
The Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that the Insured has died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, or if the Insured dies by suicide.
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While the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount. The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.
The Proceeds payable upon the death of the Insured are equal to the Death Benefit reduced by policy Indebtedness and unpaid charges and increased by any insurance provided by Riders. Also, policies to which an "Enhancement Benefit" is available as of the time the Proceeds become payable may receive an additional payment, see Enhancement Benefit.
Death Benefit Options
Policy owners have a choice of one of three available death benefit options under the policy. If a death benefit option is not selected, Nationwide will issue the policy with Death Benefit Option 1. Not all death benefit options are available in all states.
Death Benefit Option 1
The Death Benefit is the greater of the Total Specified Amount or the Minimum Required Death Benefit on the Insured's date of death. Death Benefit Option 1 provides a stated amount of Death Benefit coverage that generally remains static throughout the life of the policy. Typically, Death Benefit Option 1 is elected by policy owners who are interested in maintaining a pre-determined amount of life insurance coverage.
Death Benefit Option 2
The Death Benefit is the greater of the Total Specified Amount plus the Enhanced Cash Value as of the Insured's date of death, or the Minimum Required Death Benefit on the Insured's date of death. Death Benefit Option 2 provides a stated amount of Death Benefit coverage in addition to the policy's Cash Value. Typically, Death Benefit Option 2 is elected by policy owners who are interested in accumulation of Cash Value in addition to a pre-determined amount of life insurance coverage.
Death Benefit Option 3
The Death Benefit is the greater of the Total Specified Amount plus the accumulated premium account (which consists of all Premium payments, plus interest, minus all partial surrenders as of the Insured's date of death, subject to applicable maximums), or the Minimum Required Death Benefit on the Insured's date of death. Death Benefit Option 3 provides a stated amount of Death Benefit coverage plus a return of accumulated Premium and potential interest. Typically, Death Benefit Option 3 is elected by policy owners who are interested in a policy that provides a pre-determined amount of life insurance coverage, while also providing a return of Premium. The return of Premium component may be advantageous to corporate policy owners who have a need to off-set or account for a corporate liability.
In deciding which death benefit option to elect, the policy owner should consult with a registered representative about the costs and advantages and/or disadvantages of each option. Additionally, the policy owner should request and review policy illustrations representing each option. For policies in which an Enhancement Benefit is available at the time the Death Benefit Proceeds become payable, an additional benefit may be paid, see Enhancement Benefit.
Changes in the Death Benefit Option
After the first policy year, a policy owner may elect to change the death benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1. A policy owner may not change to Death Benefit Option 3. However, a policy owner may change from Death Benefit Option 3 to Death Benefit Option 1 or Death Benefit Option 2. Nationwide will permit only one change of the death benefit option per policy year. The effective date of a change will be the monthly anniversary of the Policy Date following the date Nationwide approves the change.
For any change in the death benefit option to become effective, the Cash Surrender Value, after the change must be sufficient to keep the policy In Force for at least three months.
Upon effecting a death benefit option change, the Total Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk remains the same before and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change, changing the death benefit option and preserving the Net Amount At Risk by itself does not alter the policy charges. The policy charges going forward will be based on the adjusted Total Specified Amount. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change.
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The policy owner should request an illustration demonstrating the impact of a change in the policy's death benefit option.
Nationwide will refuse a death benefit option change that would reduce the Total Specified Amount to a level where the Premium already paid would exceed any premium limitations under the Code.
The Minimum Required Death Benefit
The policy has a Minimum Required Death Benefit. The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.
The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle. At the time the policy is issued, the policy owner irrevocably elects one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:
•	the cash value accumulation test; or
•	the guideline premium/cash value corridor test.
If a specific test is not elected, Nationwide will issue the policy with the cash value accumulation test.
Cash Value Accumulation Test
The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Enhanced Cash Value by a percentage calculated as described in the Code. The percentages depend upon the Insured's Attained Age, sex, and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.
Guideline Premium/Cash Value Corridor Test
The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Enhanced Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.
In deciding which test to elect for the policy, consider the following:
•	The cash value accumulation test generally allows flexibility to pay more Premium, subject to Nationwide's approval of any increase in the policy's Net Amount At Risk that would result from higher Premium payments. Premium payments under the guideline premium/cash value corridor test are limited by Section 7702 of the Code.
•	Generally, the guideline premium/cash value corridor test produces a higher Death Benefit in the early years of the policy while the cash value accumulation test produces a higher Death Benefit in the policy's later years.
•	Monthly cost of insurance charges that vary with the amount of the Death Benefit may be greater during the years when the elected test produces a higher Death Benefit.
Regardless of which test is elected, Nationwide will monitor compliance to ensure that the policy meets the statutory definition of life insurance under the Code. As a result, the Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes. Nationwide may refuse additional Premium payments or return Premium payments so that the policy continues to meet the Code's definition of life insurance. Consult a qualified tax advisor on all tax matters involving the policy.
Maximum Death Benefit
For policies issued after the later of May 1, 2002, or the date approved in the state where the policy is issued, Nationwide may limit the Death Benefit to the maximum shown on the Policy Data Pages. The maximum Death Benefit represents the highest amount Nationwide will pay under the policy. Nationwide limits the Death Benefit in situations where it is unable or unwilling to accept any additional liability for providing insurance coverage under the policy. Currently, for Death Benefit Options 1 and 2, the Maximum Death Benefit is equal to the sum of the Cash Value and the lesser of (i) 200% of the Total Specified Amount on the Policy Date and (ii) $8,000,000. For Death Benefit Option 3, the maximum Death Benefit is equal to the lesser of (i) 200% of the Total Specified Amount on the Policy Date plus the lesser of (a) the Death Benefit Option 3 maximum increase and (b) the accumulated premium account; and (ii) the sum of the Cash Value and $8,000,000.00.
For each Valuation Period and upon the death of the Insured, Nationwide will determine whether the policy's Cash Value would cause the Death Benefit to be greater than the Maximum Death Benefit. If the Death Benefit would exceed the Maximum Death Benefit, a partial surrender will be processed from the policy so that the Death Benefit after the partial
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surrender is 90% of the Maximum Death Benefit. The partial surrender will subsequently reduce the Cash Value and Total Specified Amount. If the Supplemental Insurance Rider was elected, the Rider Specified Amount and the Base Policy Specified Amount will be proportionally reduced. A partial surrender of this nature will ultimately reduce total policy charges because of the decreased Total Specified Amount (decreased coverage results in lower charges).
If the policy owner elected Death Benefit Option 3 and the accumulated premium account is greater than the Cash Value, Nationwide may reduce the amount previously credited to the accumulated premium account to an amount equal to 90% of the Cash Value immediately before the reduction. For example, if the Cash Value is $100 and the accumulated premium account is $102, Nationwide would reduce the accumulated premium account by $12 to $90 (i.e., 90% of the Cash Value). The accumulated premium account will not become less than zero because of the reduction. Nationwide will notify the policy owner in writing of any reduction in the accumulated premium account within 30 days of the reduction.
The partial surrender will be deducted proportionally from the Sub-Account allocations and the Fixed Account. No Partial Surrender Fee will be assessed on the partial surrender. The partial surrender will be paid to the policy owner via check and will be accompanied by a transaction confirmation statement within 30 days of such occurrence. Partial surrenders may result in adverse tax consequences. Taxes arising from the partial surrender, if any, are the sole responsibility of the policy owner. The policy owner is encouraged to consult a tax advisor regarding tax implications of receiving a pre-death distribution prior to the purchase of this policy.
The Maximum Death Benefit may, under certain circumstances, curtail the flexibility that the policy affords the policy owner. For example, the policy's Cash Value may increase at a rate that outpaces the ratio of Cash Value to life insurance permitted under the Code. In some instances, this situation may be addressed by increasing the Total Specified Amount of insurance so that the policy's ratio of Cash Value to life insurance is readjusted to comply with the Code definition. If, however, an increase in the Total Specified Amount would cause the Death Benefit to exceed the Maximum Death Benefit, then this method of achieving compliance with the Code definition of life insurance may not be available.
Nationwide may increase the policy's Maximum Death Benefit if doing so would not be unfairly discriminatory or prohibited by state law. If the policy's Maximum Death Benefit is increased, Nationwide will reissue the Policy Data Pages with the revised Maximum Death Benefit.
Incontestability
Nationwide will not contest payment of the Death Benefit based on the initial Total Specified Amount after the policy has been In Force during the Insured's lifetime for two years from the Policy Date, and, in some states, within two years from a reinstatement date. For any change in Total Specified Amount requiring evidence of insurability, Nationwide will not contest payment of the Death Benefit based on such increase after it has been In Force during the Insured's lifetime for two years from its effective date, and, in some states, within two years from a subsequent reinstatement date. The incontestability period in some states may be less than two years.
Nationwide will not contest a policy after a change in the Insured pursuant to the Change of Insured Rider after it has been In Force during the new Insured's lifetime for two years from the Change Date, and in some states, within two years from a reinstatement date. The incontestability period in some states may be less than two years.
Suicide
If the Insured dies by suicide within two years from the Policy Date, and, in some states, within two years of a reinstatement date, Nationwide will pay no more than the sum of the Premiums paid, less any Indebtedness, and less any partial surrenders. Similarly, if the Insured dies by suicide within two years from the date an application for an increase in the Total Specified Amount as accepted by Nationwide, and, in some states, within two years from a subsequent reinstatement date, Nationwide will pay no more than the Death Benefit Proceeds associated with insurance that has been In Force for at least two years from the Policy Date, plus the Cost of Insurance Charges associated with any increase in Total Specified Amount that has been In Force for a shorter period. The suicide period in some states may be less than two years.
If the Insured dies by suicide, while sane or insane, within two years from the effective date of a change of Insured, the amount payable will be equal to the Cash Value as of the change date, plus the sum of Premiums paid since the change date, less any Indebtedness, and less any partial surrenders.
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If the policy was issued pursuant to an exchange under Section 1035 of the Code, and the Insured dies by suicide within two years of the Policy Date, Nationwide will pay a Death Benefit equal to the lesser of: (a) the amount of insurance under the exchanged policy as of the Policy Date; or (b) the Total Specified Amount of this policy. This provision only applies if the exchanged policy was originally issued more than two years prior to the Policy Date of this policy.
Policy Maturity
If the policy is In Force on the Maturity Date, coverage will automatically be extended until the Insured's date of death, unless otherwise elected by the policy owner, see Extending Coverage Beyond the Maturity Date.
If the policy owner elects not to extend coverage beyond the Maturity Date, Nationwide will pay the Proceeds generally within seven days after the written request for payment is received at the Service Center. Nationwide may postpone payment of the Proceeds on the days that it is unable to price Accumulation Units, see Valuation of Accumulation Units. The Proceeds will equal the policy's Cash Value minus any Indebtedness. The policy is terminated once the Proceeds are paid.
The primary purpose of Maturity Date coverage extension is to continue the life insurance coverage, and avoid current income taxes on any earnings in excess of the cost basis if the maturity Proceeds are taken, see Surrender, Lapse, Maturity in Taxes.
Assuming no Indebtedness exists on the Maturity Date and that no partial surrenders or loans are taken after the Maturity Date, the Proceeds after the Maturity Date will equal or exceed the Proceeds on the Maturity Date. However, because the loan interest rate charged may be greater than loan interest credited, if Indebtedness on or after the Maturity Date exists, Proceeds after the Maturity Date may be less than the Proceeds on the Maturity Date.
Extending Coverage Beyond the Maturity Date
After the Maturity Date, the policy will operate the same as it did prior to the Maturity Date except as follows:
•	the Total Specified Amount will be changed to the Cash Value on the Maturity Date and increases or decreases to the Total Specified Amount will not be permitted;
•	Death Benefit Option 2 and Death Benefit Option 3 (for policies with applications dated on or after January 1, 2009) will be changed to Death Benefit Option 1 where the Total Specified Amount equals the Cash Value;
•	the Death Benefit will equal either 101.97% of the Cash Value if the Death Benefit is Option 1 or the Total Specified Amount plus the greater of the accumulated Premiums and Cash Value if the Death Benefit is Option 3;
•	100% of the policy's Cash Value (for policies with Death Benefit Option 1) or the accumulated premium payments (for policies with Death Benefit Option 3 and applications dated before January 1, 2009) will be permanently transferred to the Fixed Account;
•	no additional Premium payments will be permitted;
•	no additional monthly periodic policy charges will be deducted;
•	loans, loan repayments and partial surrenders will continue to be permitted;
•	loan interest will continue to be charged on Indebtedness; and
•	the extension of coverage beyond the Maturity Date will not occur when the policy would fail the definition of life insurance under the Code.
This policy may not qualify as life insurance under federal tax law after the Maturity Date. Extending coverage beyond the Maturity Date may not provide more favorable tax treatment than otherwise applicable to the maturity Proceeds. If the policy owner does not elect to receive the maturity Proceeds on the Maturity Date, coverage will automatically be extended. The policy owner should consult with a qualified tax advisor before coverage is extended beyond the Maturity Date.
Note: If the Supplemental Insurance Rider is in effect, the Maturity Date coverage with respect to the Rider Specified Amount will not be extended.
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Payment of Policy Proceeds
Normally, Nationwide will make a lump sum payment of the Proceeds within seven days after the written request for payment is received at the Service Center. However, Nationwide may postpone payment of the Proceeds from:
•	the general account options for up to six months;
•	on the days that it is unable to price Sub-Account Accumulation Units, see Valuation of Accumulation Units; and/or
•	as permitted or required by federal securities laws and rules and regulations of the SEC.
Death Benefit Proceeds are paid from Nationwide’s general account. For payout options other than lump sum, Nationwide will issue a settlement contract in exchange for the policy, see Policy Settlement Options.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the policy Maturity Date or the date Nationwide becomes informed that a Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the Death Benefit, or the beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the Death Benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the policy owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Payments to Minors
Nationwide will not make payments directly to minors. Contact a legal advisor for options to facilitate payment of Policy Proceeds intended for a minor’s benefit.
Taxes
The tax treatment of life insurance policies under the Internal Revenue Code ("Code") is complex and the tax treatment of the policy will depend on the policy owner's particular circumstances. The policy owner should seek competent tax advice regarding the tax treatment of the policy given their situation. The following discussion provides a general overview of the Code's provisions relating to certain common life insurance policy transactions. Some of the items discussed below may not be applicable to the life insurance policy described herein. It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.
Types of Taxes
Federal Income Tax
Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.
Federal Transfer Tax
In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of property made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax).
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The federal gift tax is imposed on the value of the property (including cash) transferred by gift. Each donor is allowed to exclude an amount per recipient from the value of present interest gifts. In addition, each donor is allowed a credit against the tax on ten million dollars in lifetime gifts (calculated after taking into account the applicable exclusion amount). An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse.
The Tax Cuts and Jobs Act (the "Act") of 2017, doubled the basic estate and gift tax exclusion amount from $5 million to $10 million for estates of persons dying and gifts occurring after December 31, 2017. The exclusion amount is adjusted annually for inflation.
Under current law, an unlimited marital deduction is available for federal estate tax purposes for certain amounts that pass to the surviving spouse.
If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The GSTT is imposed at a flat rate equal to the maximum estate tax rate subject to any applicable exemptions.
State and Local Taxes
State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. While these taxes may or may not be substantial in every policy owner's case, state by state differences of these taxes preclude a useful description of them in this prospectus.
Buying the Policy
Federal Income Tax
Generally, the Code treats life insurance premiums as a nondeductible expense for income tax purposes.
Federal Transfer Tax
Generally, the Code treats the payment of premiums on a life insurance policy as a gift when the premium payment benefits someone else (such as when premium payments are paid by someone other than the policy owner). Gifts are not generally included in the recipient's taxable income. If the policy owner (whether or not they are the insured) transfers ownership of the policy to another person, the transfer may be subject to a federal gift, estate and income tax.
Investment Gain in the Policy
The income tax treatment of changes in the policy's cash value depends on whether the policy is "life insurance" under the Code. If the policy meets the definition of life insurance, then the increase in the policy's cash value is not included in the policy owner's taxable income for federal income tax purposes unless it is distributed to the policy owner before the death of the insured.
To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code. Nationwide believes the policy meets the statutory requirements of Code Section 7702 and will monitor the policy's compliance with Section 7702, and take whatever steps are necessary to stay in compliance.
Diversification
In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, the income and gain in the policy would be treated as taxable ordinary income for federal income tax purposes.
Nationwide will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, take appropriate action to remain in compliance.
Representatives of the IRS have informally suggested, from time to time, that the number of underlying investment options available or the number of transfer opportunities available under a variable insurance product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying investment options available in a variable insurance product does not exceed 20, the number of underlying investment options alone would not cause the policy to
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not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 underlying investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment. The revenue ruling did not indicate the number of underlying investment options, if any, that would cause the policy to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting: the number of underlying investment options, transfers between underlying investment options, exchanges of underlying investment options or changes in the investment objectives of underlying investment options such that the policy would no longer qualify as life insurance under Section 7702 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the policy should be treated as life insurance for federal income tax purposes.
Periodic Withdrawals, Non-Periodic Withdrawals and Loans
The tax treatment described in this section applies to withdrawals and loans, premiums Nationwide accepts but then returns to meet the Code's definition of life insurance, and amounts used to pay the premium on any rider to the policy.
The income tax treatment of distributions of cash and loans from the policy depends on whether the policy is also a modified endowment contract ("MEC") under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a MEC ("non-MEC") are more advantageous than the tax consequences of owning a life insurance policy that is a MEC.
Depending on the policy owner's circumstances, the use of the cash value of the policy to pay for the cost of any rider added to the base life insurance policy, could be treated as a distribution, and would be subject to the rules described below. Policy owners should seek competent tax advice regarding the tax treatment of the addition of any rider to the policy taking into account the policy owner's individual facts and circumstances.
A Life Insurance Policy that is a Modified Endowment Contract
The policies offered by this prospectus may or may not be issued as MECs. If a policy is issued as a MEC, it will always be a MEC; a policy that is not issued as a MEC can become a MEC due to subsequent transactions with respect to the policy, such as payment of additional premiums.
Section 7702A of the Code defines MECs as those life insurance policies issued or materially changed on or after June 21, 1988 where the total premiums paid at any time during the first 7 policy years exceed the amount that would have been paid at that point if the policy provided for paid up benefits after the payment of 7 level annual premiums. Under certain conditions, a policy may become a MEC, or may become subject to a new 7-year testing period because of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.
All MECs issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.
The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments, and other pre-death distributions from MECs. Under these special rules, such transactions are treated first as a distribution of gain to the extent that the cash value of the policy exceeds the "investment in the contract" (generally, the net premiums paid for the policy). In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless an exception to the 10% penalty applies.
A Life Insurance Policy that is NOT a Modified Endowment Contract
If the policy is not issued as a MEC, Nationwide will monitor it and advise the policy owner if the payment of a premium, or other transaction, may cause the policy to become a MEC. It is only with the policy owner's written authorization that Nationwide will permit the policy to become a MEC. Otherwise, Nationwide will reject the requested action or refund any premium paid that exceeds the modified endowment limits
Distributions from a life insurance policy that is not a MEC are generally treated as being first a return of nontaxable premiums paid or investment in the contract, and then taxable income after full recovery of the investment in the contract. Distributions not in excess of investment in the contract will reduce the owner's investment in the contract.
However, in certain circumstances a distribution from a policy that is not a MEC may not be treated as being first a return of nontaxable investment in the contract as previously described. Pursuant to Section 7702(f)(7), a cash distribution during the first 15 years after a policy is issued and a reduction in the specified amount of the death benefit may result in the
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cash distribution being fully or partially taxable to the policy owner. The policy owner should consult a competent tax advisor to carefully consider this potential tax consequences and seek further information before requesting any changes in the terms of the policy.
In general, interest the policy owner pays on a loan from the policy will not be deductible. In addition, unlike a MEC, a loan from a life insurance policy that is not a MEC is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Distributions from policies that are not MECs are not subject to the 10% early distribution penalty tax. Also, if a loan from a policy that is a non-MEC is outstanding when the policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. Before taking a policy loan, the policy owner should consult a tax advisor as to the tax consequences.
Surrender, Lapse, Maturity
A full surrender, cancellation of the policy by lapse, or the maturity of the policy on its maturity date may have adverse income tax consequences. If the amount received (or is deemed received upon maturity) plus total policy indebtedness exceeds the investment in the contract, then the excess generally will be treated as taxable ordinary income, regardless of whether the policy is a MEC. In certain circumstances, for example when the policy indebtedness is very large, the amount of tax could exceed the amount distributed to the policy owner at surrender.
The purpose of the maturity date extension feature is to permit the policy to continue to be treated as life insurance for tax purposes. Although Nationwide believes that the extension provision will cause the policy to continue to be treated as life insurance after the initially scheduled maturity date, that result is not certain due to a lack of guidance on the issue. The policy owner should consult with a qualified tax advisor regarding the possible adverse tax consequences that could result from an extension of the scheduled maturity date.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate or trust for 2020 is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; the policy owner should consult with a tax advisor regarding how to determine the policy owner's modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities; and may include taxable distributions from, and gain from the sale or surrenders of, life insurance policies as well as gain from its sale or surrender.
Sale of a Life Insurance Policy
If a life insurance policy is transferred or sold it may be taxable to the extent of the gain in the policy, and all or a portion of the gain will be treated as ordinary income.
The Tax Cuts and Jobs Act of 2017, provides that for purposes of calculating gain on the sale of a life insurance policy, the owner’s investment in the contract is not adjusted for cost of insurance (COI) charges. This reverses the IRS’s position in Revenue Ruling 2009-13 that on the sale of a cash value life insurance policy, the seller’s investment in the contract is reduced by previously imposed COI charges.
Under the transfer for value rule, the sale of the policy may result in a portion of the death benefit proceeds being taxable income when paid to the beneficiary. However, exceptions to the transfer for value rule will preclude taxation of the death benefit proceeds if the transfer of the policy is to the insured under the policy, a partner of the insured, a partnership of which the insured is a partner, or to a corporation in which the insured is a shareholder or officer.
However, the Tax Cuts and Jobs Act of 2017 provides that the exceptions to the transfer for value rules are not available to a life insurance policy transferred in a reportable policy sale. Therefore, some portion of the death benefit proceeds that will be payable under the policy could be taxable.
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The Tax Cuts and Jobs Act of 2017 also provides special tax reporting requirements surrounding the sale of a life insurance policy in a reportable policy sale or the transfer of a life insurance policy to a foreign person. Under these new reporting requirements the buyer of a post issue life insurance policy in a reportable policy sale must report the amount of the sales proceeds to the IRS and the insurance company that issued the policy. Upon receipt of the report from the buyer or any notice of a transfer of a life insurance policy to a foreign person, the issuer of the policy is then required to report information related to the sale or transfer of the life insurance policy to the IRS. A policy owner contemplating the transfer or sale of the policy should consult a qualified tax advisor.
Exchanging the Policy for Another Life Insurance Policy
Generally, policy owners will be taxed on amounts received in excess of investment in the contract when the policy is surrendered in full. However, if the policy is exchanged for another life insurance policy, MEC, or annuity contract, the policy owner will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035. To meet Section 1035 requirements, the insured named in the policy must be the insured for the new policy. Generally, the new policy or contract will be treated as having the same issue date and investment in the contract as the old policy or contract.
If the policy or contract is subject to a policy indebtedness that is discharged as part of the exchange transaction, the discharge of the indebtedness may be taxable. Policy owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.
Federal Income Taxation of Death Benefits
Death of Insured
Under Section 101 of the Code, the death benefit is generally excludable from the beneficiary's gross income by reason of the insured’s death. However, if the policy had been transferred to a new policy owner for valuable consideration (e.g., through a sale of the policy), a portion of the death benefit may be includible in the beneficiary's gross income when it is paid (see, Sale of a Life Insurance Policy).
The payout option selected by the policy's beneficiary may affect how the payments received by the beneficiary are taxed. Under the various payout options, the amount payable to the beneficiary may include earnings on the death benefit, which will be taxable as ordinary income. For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the death benefit. The policy's beneficiaries should consult with their tax advisors to determine the tax consequences of electing a payout option, based on their individual circumstances.
Federal Transfer (Estate, Gift and Generation Skipping Transfer) Taxes
When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership, in general, is any right in the policy that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.
If the beneficiary is two or more generations younger than the insured, the death benefit may be subject to the GSTT. Pursuant to regulations issued by the Treasury, Nationwide may be required to withhold a portion of the proceeds and pay them directly to the IRS as the GSTT payment.
If the policy owner is not the insured or a beneficiary, then payment of the death benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.
The tax treatment of life insurance policies under the Internal Revenue Code ("Code") is complex and the tax treatment of the policy will depend on the policy owner’s particular circumstances. The policy owner should seek competent tax advice regarding the tax treatment of the policy given their situation.
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Special Considerations for Corporations
Special federal income tax considerations for life insurance policies owned by employers
Sections 101(j) and 6039I of the Code provide special rules regarding the tax treatment of death benefits that are payable under life insurance policies owned by the employer of the insured. These provisions are generally effective for life insurance policies issued after August 17, 2006. If a life insurance policy was originally issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after that date for purposes of Section 101(j). Policies issued after August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.
Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable to the employer that may be excluded from income cannot exceed the sum of premiums paid and other payments made by the policy owner for the policy. Consequently, under this general rule, some portion of the death benefit will be taxable. Although Section 101(j) is not clear, if lifetime distributions from the policy are made as a nontaxable return of premium, it appears that the reduction would apply for Section 101(j) purposes and reduce the amount of the premium for this purpose.
The general rule of taxability will not apply if the statutory notice and consent requirements are satisfied before the policy is issued and one of the following apply:
1.	The insured was an employee at any time during the 12-month period before the insured’s death;
2.	At the time that the policy is issued, the insured is either a director, a "highly compensated employee" (as defined in the Code), or a "highly compensated individual" (as defined in the Code);
3.	The death benefit is paid to a family member of the insured (as defined in the Code), an individual who is a designated beneficiary (other than the employee) of the insured, a trust established for either the family member’s or beneficiary’s benefit, or the insured’s estate; or
4.	The death benefit is used to buy an equity interest in the employer from the family member of the insured, beneficiary, trust or estate.
Code Section 6039I requires any policy owner of an employer-owned policy to file an annual return showing (a) the number of employees of the policy owner, (b) the number of such employees insured under employer-owned policies at the end of the year, (c) the total amount of insurance in force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policy owner, and (e) that the policy owner has a valid consent for each insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained). Proper recordkeeping is also required by this section.
It is the employer's responsibility to (a) provide the proper notice to each insured, (b) obtain the proper consent from each insured, (c) inform each insured in writing that the employer-owner will be the beneficiary of any proceeds payable upon the death of the insured, and (d) file the annual return required by Section 6039I. If the employer-owner fails to provide the necessary notice and information, or fails to obtain the necessary consent, the death benefit will be taxable when received. If the employer-owner fails to file a properly completed return under Section 6039I, a penalty may apply.
Due to the complexity of these rules, and because they are affected by the policy owner’s facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Limitation on interest and other business deductions
Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.
Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's cash value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. Corporations should consider, in consultation with tax advisors familiar with these matters, the impact of these decisions on the corporation's intended use of the policy.
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Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Business Uses of the Policy
The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others. The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the policy owner is contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, the policy owner should be sure to consult a tax advisor as to tax attributes of the arrangement.
Non-Resident Aliens and Other Persons Who are Not Citizens of the United States
Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the death benefit, or other distributions and/or ownership of the policy.
In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.
If the policy owner is a non-resident alien, or a resident alien, or if any of the policy's beneficiaries (including the policy owner's spouse) are not citizens of the United States, the policy owner should confer with a competent tax advisor with respect to the tax treatment of this policy.
If the policy owner, the insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, treaties with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the death benefit, or other distributions and/or ownership of the policy.
FATCA
Under Sections 1471 through 1474 of the Code (commonly referred to as FATCA), distributions from a policy to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the policy or of the distribution. Nationwide may require the policy owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Withholding and Tax Reporting
Distribution of taxable income from a life insurance policy, including a life insurance policy that is a MEC, is subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of their request not to withhold. If the policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax.
A policy owner is not permitted to waive withholding if the payee does not provide Nationwide with a taxpayer identification number; or if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect. In that instance, a distribution will be subject to withholding rates established by Section 3405 of the Code and will be applied against the amount of income that is distributed.
However, interest earned on a death benefit may be subject to mandatory back-up withholding. Mandatory backup withholding means that Nationwide is required to withhold taxes on income earned at the rate established by Section 3406 of the Code. Mandatory backup withholding may arise if Nationwide has not been provided a taxpayer identification number, or if the IRS notifies Nationwide that back-up withholding is required.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
•	the value each year of the life insurance protection provided;
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•	an amount equal to any employer-paid premiums;
•	some or all of the amount by which the current value exceeds the employer's interest in the policy; and/or
•	interest that is deemed to have been forgiven on a loan that Nationwide deems to have been made by the employer.
Participants in an employer-sponsored plan relating to the policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.
Taxes and the Value of the Policy
For federal income tax purposes, a separate account is not a separate entity from the company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of accumulation units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.
At present, Nationwide does not expect to incur any federal income tax liability that would be chargeable to the accumulation units. Based upon these expectations, no charge is being made against the policy's accumulation units for federal income taxes. If, however, Nationwide determines that taxes may be incurred, Nationwide reserves the right to assess a charge for these taxes.
Nationwide may also incur state and local taxes (in addition to those described in the discussion of the premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of the policy's accumulation units.
Tax Changes
The foregoing is a general discussion of various tax matters pertaining to life insurance policies. It is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice. The policy owner should consult their independent legal, tax and/or financial professional.
The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies. For example, the "FY 2013, Budget of the United States Government" includes a proposal which, if enacted, would affect the treatment of corporate owned life insurance policies by limiting the availability of certain interest deductions for companies that purchase those policies. No proposed statutory language has been released yet, so the specifics of the proposal cannot be addressed herein. Such a proposal, if enacted, could have an adverse tax impact on the ownership of life insurance by or for the benefit of business entities. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may differ from its current positions on these matters. In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.
Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. Nationwide makes no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. It is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
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Nationwide VLI Separate Account-4
Organization, Registration, and Operation
Nationwide VLI Separate Account-4 is a separate account established under Ohio law. Nationwide owns the assets in this account and is obligated to pay all benefits under the policies. Nationwide may use the separate account to support other variable life insurance policies that it issues. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of federal securities laws. For purposes of federal securities laws, the separate account is, and will remain, fully funded at all times. This registration does not involve the SEC's supervision of the separate account's management or investment practices or policies.
The separate account is divided into Sub-Accounts that invest in shares of the underlying mutual funds. Nationwide buys and sells the mutual fund shares at their respective NAV. Any dividends and distributions from a mutual fund are reinvested at NAV in shares of that mutual fund.
Income, gains, and losses, whether or not realized, from the assets in the separate account will be credited to, or charged against, the separate account without regard to Nationwide's other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the investment experience of Nationwide's other assets. The separate account's assets are held separately from Nationwide’s other assets and are not part of Nationwide’s general account. Nationwide may not use the separate account's assets to pay any of its liabilities other than those arising from the policies. Nationwide will hold assets in the separate account equal to its liabilities. The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.
Nationwide does not guarantee any money placed in this separate account. The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A policy owner could lose some or all of their money.
Addition, Deletion, or Substitution of Mutual Funds
Where permitted by applicable law, Nationwide reserves the right to:
•	remove, close, combine, or add Sub-Accounts and make new Sub-Accounts available;
•	substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;
•	transfer assets supporting the policies from one Sub-Account to another, or from one separate account to another;
•	combine the separate account with other separate accounts, and/or create new separate accounts;
•	deregister the separate account under the 1940 Act, or operate the separate account or any Sub-Account as a management investment company under the 1940 Act or as any other form permitted by law; and
•	modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.
Nationwide reserves the right to make other structural and operational changes affecting this separate account.
Nationwide will provide notice of any of the changes above. Also, to the extent required by law, Nationwide will obtain the required orders, approvals, and/or regulatory clearance from the appropriate government agencies (such as the various insurance regulators or the SEC). Also, to the extent required by state law, Nationwide will accept an irrevocable election from the policy owner to transfer 100% of the policy's Cash Value to the Fixed Account if received within 60 days after the date the policy owner received notification of a material change in the investment policy of the separate account.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
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Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state and/or federal regulatory authorities. All affected policy owners will be notified in writing by U.S. mail, or any other means permitted by law, in the event there is a substitution, elimination, or combination of shares.
The substitute mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premium, or both. Nationwide may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in its sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Separate Account
Nationwide may deregister Nationwide VLI Separate Account-4 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.
All policy owners will be notified in the event Nationwide deregisters Nationwide VLI Separate Account-4.
Voting Rights
Although the separate account owns the mutual fund shares, policy owners are the beneficial owner of those shares. When a matter involving a mutual fund is subject to shareholder vote, unless there is a change in existing law, Nationwide will vote the separate account's shares only as instructed by policy owners.
When a shareholder vote occurs, a policy owner will have the right to instruct Nationwide how to vote. The weight of each vote is based on the number of mutual fund shares that corresponds to the amount of Cash Value a policy has allocated to that mutual fund's Sub-Account (as of a date set by the mutual fund). Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the policy owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect policy owners and variable annuity payees, including withdrawal of the separate account from participation in the underlying mutual fund(s) involved in the conflict.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial
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position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Financial Statements
The Statement of Additional Information ("SAI") contains the financial statements of Nationwide VLI Separate Account-4 and the financial statements and schedules of Nationwide Life Insurance Company (the "Company"). Policy owners may obtain a copy of the SAI FREE OF CHARGE by contacting the Service Center. Please consider the financial statements of the Company only as bearing on Nationwide’s ability to meet the obligations under the policy. Policy owners should not consider the financial statements of the Company as affecting the investment performance of the assets of the separate account.
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Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.
Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I
This Sub-Account is only available in policies issued before April 25, 2014
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This Sub-Account is only available in policies issued before February 1, 2003
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2005
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2017
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Ultra® Fund: Class I
This Sub-Account is only available in policies issued before December 31, 2007
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.
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American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Funds Insurance Series® - Asset Allocation Fund: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund's investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds Insurance Series® - Bond Fund: Class 2
This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital.
American Funds Insurance Series® - Capital World Bond Fund: Class 2 (formerly, American Funds Insurance Series® - Global Bond Fund: Class 2)
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is to provide, over the long term, a high level of total return consistent with prudent investment management.
American Funds Insurance Series® - Global Small Capitalization Fund: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund's investment objective is to provide long-term growth of capital.
American Funds Insurance Series® - Growth Fund: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund's investment objective is to provide growth of capital.
American Funds Insurance Series® - Growth-Income Fund: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objectives are to achieve long-term growth of capital and income.
American Funds Insurance Series® - International Fund: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund's investment objective is to provide long-term growth of capital.
American Funds Insurance Series® - New World Fund®: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is long-term capital appreciation.
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class II
This Sub-Account is only available in policies issued before December 31, 2016
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The investment objective of the Fund is to seek high total investment return.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seek high total investment return.
55

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Initial Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
BNY Mellon Stock Index Fund, Inc.: Initial Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares
This Sub-Account is only available in policies issued before February 1, 2003
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The fund seeks long-term capital appreciation.
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Calvert Variable Products, Inc. - Calvert VP S&P 500 Index Portfolio
This Sub-Account is only available in policies issued before April 30, 2014
Investment Advisor:	Calvert Research and Management
Sub-advisor:	Ameritas Investment Partners, Inc.
Investment Objective:	The Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index.
Davis Variable Account Fund, Inc. - Davis Value Portfolio
This Sub-Account is only available in policies issued before December 31, 2017
Investment Advisor:	Davis Selected Advisors, L.P.
Sub-advisor:	Davis Selected Advisors - NY, Inc.
Investment Objective:	Long-term growth of capital.
Delaware VIP Trust - Delaware VIP Emerging Markets Series: Service Class
This Sub-Account is only available in policies issued before December 31, 2016
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The Series seeks long-term capital appreciation.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Deutsche DWS Variable Series II - DWS CROCI® U.S. VIP: Class B
This Sub-Account is only available in policies issued before December 31, 2010
Investment Advisor:	DWS Investment Management Americas, Inc.
Investment Objective:	Seeks to achieve a high rate of total return.
Deutsche DWS Variable Series II - DWS Small Mid Cap Value VIP: Class B
This Sub-Account is only available in policies issued before December 31, 2013
Investment Advisor:	DWS Investment Management Americas, Inc.
Investment Objective:	Long-term capital appreciation.
56

Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (formerly, Federated Insurance Series - Federated Fund for U.S. Government Securities II)
Investment Advisor:	Federated Investment Management Company
Investment Objective:	To provide current income.
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (formerly, Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares)
This Sub-Account is only available in policies issued before December 31, 2018
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2015 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Investment Objective:	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2025 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Investment Objective:	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2035 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
57

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2045 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2050 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2055 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2060 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2002
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital growth.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
This Sub-Account is only available in policies issued before February 1, 2003
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
This Portfolio is only available in policies issued before December 31, 2017
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Long-term growth of capital.
58

Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
This Sub-Account is only available in policies issued before December 31, 2007
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This Sub-Account is only available in policies issued before February 1, 2003
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2014
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Growth Opportunities Fund: Service Shares
This Sub-Account is only available in policies issued before December 31, 2016
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Institutional Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Goldman Sachs Variable Insurance Trust - Goldman Sachs VIT Mid Cap Value Fund: Institutional Shares
This Sub-Account is only available in policies issued before May 1, 2006
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term capital appreciation.
Invesco - Invesco V.I. Growth and Income Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek long-term growth of capital and income.
59

Invesco - Invesco V.I. High Yield Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Sub-advisor:	Invesco Canada Ltd.
Investment Objective:	Total return, comprised of current income and capital appreciation.
Invesco - Invesco V.I. International Growth Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares
This Sub-Account is only available in policies issued before December 31, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Small Cap Equity Fund: Series I Shares
This Sub-Account is only available in policies issued before December 31, 2017
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares
This Sub-Account is only available in policies issued before December 31, 2008
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I
This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The investment seeks capital appreciation.
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Invesco Oppenheimer V.I. Global Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. International Growth Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Main Street Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
This Sub-Account is only available in policies issued before December 31, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
Ivy Variable Insurance Portfolios - Growth: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
60

Ivy Variable Insurance Portfolios - High Income: Class II
This Portfolio is only available in policies issued before December 31, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
This Sub-Account is only available in policies issued before December 31, 2018
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Science and Technology: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II
This Sub-Account is only available in policies issued before December 31, 2019
Investment Advisor:	Ivy Investment Management Company
Sub-advisor:	Securian Asset Management, Inc.
Investment Objective:	To seek to provide total return through capital appreciation and current income.
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (formerly, Janus Henderson VIT Balanced Portfolio: Service Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (formerly, Janus Henderson VIT Enterprise Portfolio: Service Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (formerly, Janus Henderson VIT Flexible Bond Portfolio: Service Shares)
This Sub-Account is only available in policies issued before December 31, 2019
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (formerly, Janus Henderson VIT Forty Portfolio: Service Shares)
This Sub-Account is only available in policies issued before December 31, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (formerly, Janus Henderson VIT Global Technology Portfolio: Service Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Service Shares (formerly, Janus Henderson VIT Mid Cap Value Portfolio: Service Shares)
This Sub-Account is only available in policies issued before December 31, 2016
Investment Advisor:	Janus Capital Management LLC
Sub-advisor:	Perkins Investment Management LLC ("Perkins")
Investment Objective:	Capital appreciation.
61

Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (formerly, Janus Henderson VIT Overseas Portfolio: Service Shares)
This Sub-Account is only available in policies issued before December 31, 2016
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Portfolio seeks capital growth over the long term.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	The fund seeks long-term growth of capital.
Lincoln Variable Insurance Products Trust - LVIP Baron Growth Opportunities Fund: Service Class
This Sub-Account is only available in policies issued before December 31, 2011
Investment Advisor:	Lincoln Investment Advisors Corporation (LIA)
Sub-advisor:	BAMCO, Inc.
Investment Objective:	Capital appreciation.
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	To seek high current income and the opportunity for capital appreciation to produce a high total return.
Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio: Class VC
This Sub-Account is only available in policies issued before December 31, 2010
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	Capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the market place.
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek a high level of income consistent with preservation of capital.
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Service Class
Investment Advisor:	New York Life Investment Management LLC
Sub-advisor:	New York Investors LLC
Investment Objective:	Seeks high current income.
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
62

MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Total Return Bond Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek total return with an emphasis on current income, but also considering capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I
This Sub-Account is not an investment option for new policy owners beginning March 31, 2011
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Company
Investment Objective:	The Portfolio seeks to provide current income and capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class I
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.
63

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I
This Sub-Account is only available in policies issued before December 31, 2007
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The Fund seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
This Sub-Account is only available in policies issued before December 31, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Amundi Pioneer Institutional Asset Management, Inc.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
This Sub-Account is only available in policies issued before February 1, 2003
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I)
This Sub-Account is only available in policies issued before December 31, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
64

Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
This Sub-Account is no longer available to receive transfers or new premium payments effective October 21, 2002
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
65

Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
66

Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks a high level of total return.
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I)
This Sub-Account is only available in policies issued before May 1, 2016
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Mellon Investments Corporation; and Wellington Capital Management LLP
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; and WEDGE Capital Management, L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (formerly, Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
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Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth. The fund invests at least 80% of its net assets in equity securities issued by small- and medium-sized companies with market capitalization similar to those of companies included in the Russell 2500 index.
Neuberger Berman Advisers Management Trust - Mid Cap Growth Portfolio: Class S
This Sub-Account is no longer available to receive transfers or new premium payments effective November 6, 2015
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I
This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I
This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I
This Sub-Account is only available in policies issued before May 1, 2019
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
68

PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class
This Sub-Account is only available in policies issued before December 31, 2017
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I
This Sub-Account is only available in policies issued before December 31, 2018
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	Maximize total return through a combination of income and capital appreciation.
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB
This Sub-Account is only available in policies issued before December 31, 2019
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital appreciation.
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
This Sub-Account is only available in policies issued before December 31, 2016
Investment Advisor:	Royce & Associates, LP
Investment Objective:	Long-term capital growth.
Designation: FF
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks to provide long-term capital growth. Income is a secondary objective.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.
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T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II
This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Moderate Allocation Portfolio
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks the highest total return over time consistent with an emphasis on both capital appreciation and income.
T. Rowe Price Equity Series, Inc. - T. Rowe Price New America Growth Portfolio
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks to provide long-term capital growth by investing primarily in the common stocks of growth companies.
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio
This Sub-Account is only available in policies issued before December 31, 2019
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks a high level of income consistent with moderate fluctuations in principal value.
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
This Sub-Account is only available in policies issued before May 1, 2002
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Duff & Phelps Investment Management Co.
Investment Objective:	Capital appreciation and income with approximately equal emphasis.
Wells Fargo Variable Trust - VT Discovery Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2
This Sub-Account is only available in policies issued before February 1, 2003
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
70

Appendix B: Definitions
Accumulation Unit – An accounting unit of measure of an investment in, or share of, a Sub-Account. Accumulation Unit values are initial set at $10 for each Sub-Account.
Attained Age – A person's Issue Age plus the number of full years since the Policy Date.
Base Policy Specified Amount – The amount of insurance coverage selected under the base policy, excluding any Rider Specified Amount.
Cash Surrender Value – The amount payable to the policy owner upon a full surrender of the policy. This amount is equal to the Enhanced Cash Value, minus Indebtedness and outstanding policy charges.
Cash Value – The total amount allocated to the Sub-Accounts, the policy loan account, and the Fixed Account.
Code – The Internal Revenue Code of 1986, as amended.
Death Benefit – The amount paid upon the Insured's death, before the deduction of any Indebtedness, or due and unpaid policy charges.
Enhanced Cash Value – The sum of the policy's Cash Value plus the Enhancement Benefit, if applicable.
Enhancement Benefit – An additional amount added to the policy's Cash Value upon a full surrender of the policy during the applicable policy years, provided the qualifying conditions have been satisfied.
Excess Premium – Any Premium applied to the policy that is not considered Target Premium.
Fixed Account – An investment option that is funded by Nationwide's general account.
Grace Period – A 61-day period after which the Policy will Lapse if sufficient payments are not made to prevent Lapse.
In Force – Any time during which benefits are payable under the policy and any elected Rider(s).
Indebtedness – The total amount of all outstanding policy loans, including principal and interest due.
Insured – The person whose life is insured under the policy, and whose death triggers payment of the Death Benefit.
Investment Experience – The market performance of a mutual fund/Sub-Account.
Issue Age – A person's age based on their last birthday on or before the Policy Date.
Lapse – The policy terminates without value.
Maturity Date – The policy anniversary on which the Insured reaches Attained Age 100 for policies with applications dated prior to January 1, 2009. For policies with applications dated on or after January 1, 2009, the Maturity Date is the anniversary of the Policy Date on or next following the Insured reaching Attained Age 120.
Minimum Required Death Benefit – The lowest Death Benefit that will qualify the policy as life insurance under the Code.
Nationwide – Nationwide Life Insurance Company.
Net Amount At Risk – The policy's base Death Benefit minus the policy's Cash Value.
Net Asset Value (NAV) – The price of each share of a mutual fund in which a Sub-Account invests. NAV is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding. Nationwide uses NAV to calculate the value of Accumulation Units. NAV does not reflect deductions made for charges taken from the Sub-Accounts.
Net Premium – The amount of Premium applied to the policy after the deduction of the Percent of Premium Charge.
Policy Data Page(s) – The Policy Data Page(s) are issued as part of the policy and contain information specific to the policy and the Insured, including coverage and Rider elections. Updated Policy Data Page(s) will be issued if the policy owner makes any changes to coverage elections after the policy is issued.
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Policy Date – The date the policy takes effect as shown in the Policy Data Pages. Policy years, months, and anniversaries are measured from this date.
Policy owner or Owner – The person or entity named as the owner on the application, or the person or entity assigned ownership rights.
Policy Proceeds or Proceeds – The amount payable upon termination of the policy. Policy Proceeds may constitute the Death Benefit, the Maturity Proceeds, or the Cash Surrender Value upon a full surrender of the policy.
Premium – Amount(s) paid to purchase and maintain the policy.
Rider – An optional benefit purchased under the policy. Rider availability and Rider terms may vary depending on the state in which the policy was issued.
Rider Specified Amount – The portion of the Total Specified Amount attributable to the Supplemental Insurance Rider.
SEC – Securities and Exchange Commission.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the policy. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Sub-Account(s) – The mechanism used to account for allocations of Net Premium and Cash Value among the policy's variable investment options.
Substandard Rating – An underwriting classification based on medical and/or non-medical factors used to determine what to charge for life insurance based on characteristics of the Insured beyond traditional factors for standard risks, which include age, sex, and tobacco habits of the Insured. Substandard Ratings are shown in the Policy Data Pages as rate class multiples (medical factors) and/or monthly flat extras (medical and/or non-medical factors). The higher the rate class multiple or monthly flat extra, the greater the risk assessed and the higher the cost of coverage.
Target Premium – The maximum amount of Premium the policy owner may pay to purchase Base Policy Specified Amount under Section 7702A of the Code and still have the policy treated as a life insurance contract for federal tax purposes. This is the maximum Premium that the policy owner may pay based on the "7-Pay method", which determines the limits on Premium payments in each of the first seven policy years. The actual amount is based on numerous factors which include the Issue Age of the Insured, Substandard Ratings (if any), and an adjustment for any Premium exchanged into the policy under Section 1035 of the Code.
Total Specified Amount – The sum of the Base Policy Specified Amount and the Rider Specified Amount, if applicable.
Valuation Period – The period during which Nationwide determines the change in the value of the Sub-Accounts. One Valuation Period ends and another begins with the close of trading on the NYSE.
72

Appendix C: The Enhancement Benefit
The Enhancement Benefit is calculated monthly and is equal to the product of the Cash Value multiplied by the Enhancement Percentage. If an enhancement cap is applicable, the Enhancement Benefit will not to exceed the product of (a) and (b), where:
(a) = the Enhancement Cap Percentage (if applicable)
(b) = the Total Percent of Premium Charge Paid.
Currently, the percentages used in the Enhancement Benefit calculation decline after the first policy year. The benefit decreases to zero at the end of the ninth policy year if the policy is a modified endowment contract and tenth policy year if the policy is not a modified endowment contract.
Since the policy's Cash Value is a factor in determining the Enhancement Benefit, factors that impact the Cash Value will also impact the amount of the Enhancement Benefit, if any. If the Supplemental Insurance Rider is In Force, the Enhancement Benefit is reduced because of the lower charges associated with the Rider.
Policy owners may elect to modify their Enhancement Benefit by choosing at the time the policy is issued a percentage allocation between two Enhancement Benefit schedules, Schedule A and Schedule B. The enhancement percentages from the respective schedules will be blended, according to the allocation percentages elected to determine the Enhancement Benefit percentage applicable to a particular policy. This blending option allows the policy owner to more closely match the benefit to the corporate liability it is intended to off-set.
The A and B Enhancement Benefit schedules reflect different patterns of intended performance. Schedule A provides a greater Enhancement Benefit in early policy years and then decreases at a faster rate. Schedule B provides a lower Enhancement Benefit in the early policy years and decreases at a slower rate. The policy owner can choose any percentage blend between Schedule A and Schedule B. Policy owners should consult with a registered representative to determine an appropriate blending of Enhancement Benefit schedules that best fit their particular needs.
The tables below show the current factors used to calculate the Enhancement Benefit for the first and last month of each policy year. The actual calculation will depend on the month the policy is surrendered because all factors decrease monthly during a policy year except for the first policy year. Policy owners may, free of charge, request a calculation of their current Enhancement Benefit by contacting our Service Center.
Enhancement Benefit Factors for Modified Endowment Contracts
	Base Policy Enhancement Percentage		Rider Enhancement Percentage			Enhancement Cap Percentage
Policy Year	Month 1	Month 12	Month 1	Month 12
1	4.70%	4.70%	3.70%	3.70%	155%
2	4.65%	4.15%	3.66%	3.25%	155%
3	4.10%	3.60%	3.21%	2.80%	150%
4	3.55%	3.05%	2.76%	2.35%	145%
5	3.00%	2.45%	2.31%	1.85%	140%
6	2.40%	1.85%	1.81%	1.35%	135%
7	1.80%	1.25%	1.31%	0.85%	105%
8	1.20%	0.65%	0.81%	0.40%	85%
9	0.60%	0.00%	0.37%	0.00%	65%
10	0.00%	0.00%	0.00%	0.00%	35%
11+	0.00%	0.00%	0.00%	0.00%	0%
Enhancement Benefit Factors for Non-Modified Endowment Contracts
Applicable Only to Policies With Applications Signed Before January 2, 2010
	Base Policy Enhancement Percentage		Rider Enhancement Percentage			Enhancement Cap Percentage
Policy Year	Month 1	Month 12	Month 1	Month 12
1	15.85%	15.85%	5.20%	5.20%	155%
2	15.65%	13.41%	5.13%	4.40%	155%
3	13.22%	11.10%	4.33%	3.60%	150%
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	Base Policy Enhancement Percentage		Rider Enhancement Percentage			Enhancement Cap Percentage
Policy Year	Month 1	Month 12	Month 1	Month 12
4	10.92%	8.88%	3.55%	3.00%	145%
5	8.70%	6.75%	2.96%	2.50%	140%
6	6.58%	4.66%	2.46%	2.00%	135%
7	4.52%	3.02%	1.96%	1.50%	105%
8	2.92%	1.86%	1.46%	1.00%	85%
9	1.78%	0.89%	0.96%	0.50%	65%
10	0.82%	0.00%	0.46%	0.00%	35%
11+	0.00%	0.00%	0.00%	0.00%	0%
Using the factors available in the tables above, here is an example of how an Enhancement Benefit would be calculated.
In this example, assume the following:
•	A surrender is requested in the last month of policy year 2.
•	The policy is a non-modified endowment contract.
•	The Cash Value is $200,000.
•	The Base Policy Specified Amount Allocation (as a percentage of the Total Specified Amount) is 75%.
•	The Rider Specified Amount Allocation (as a percentage of the Total Specified Amount) is 25%.
•	The Cumulative Premium Load paid is $15,250.
Using these assumptions, the Enhancement Benefit, capped by the Enhancement Cap, is calculated as follows:
Enhancement Percentage x Cash Value
Where: Enhancement Percentage = (Base Policy Specified Amount Allocation x Base Enhancement Percentage) + (Rider Specified Amount Allocation x Rider Enhancement Percentage) =(0.75 x 13.41%) + (0.25 x 4.40%) =11.1575%
=11.1575% x $200,000 =$22,315.00Enhancement Cap =Enhancement Cap Percentage x cumulative Premium Load
=155% x $15,250 =$23,637.50
Since $22,315.00 is below the $23,637.50 Enhancement Cap, the Enhancement Benefit here is $22,315.00.
Enhancement Benefit Factors for Non-Modified Endowment Contracts: Blending of Enhancement Benefit Schedules
Applicable Only to Policies With Applications Signed On or After January 2, 2010
	Base Policy Enhancement Percentage Schedule A		Base Policy Enhancement Percentage Schedule B		Rider Enhancement Percentage Schedule A		Rider Enhancement Percentage Schedule B			Enhancement Cap Percentage Schedule A	Enhancement Cap Percentage Schedule B
Policy Year	Month 1	Month 12	Month 1	Month 12	Month 1	Month 12	Month 1	Month 12
1	16.15%	16.15%	13.35%	13.35%	6.00%	6.00%	4.60%	4.60%	155%	140%
2	15.95%	13.69%	13.19%	11.39%	5.93%	5.10%	4.53%	3.80%	155%	140%
3	13.44%	10.70%	11.27%	10.00%	5.02%	4.10%	3.73%	3.00%	150%	140%
4	10.46%	7.87%	9.86%	8.37%	4.03%	3.20%	2.97%	2.60%	145%	140%
5	7.71%	5.90%	8.21%	6.50%	3.12%	2.25%	2.58%	2.35%	140%	145%
6	5.75%	4.04%	6.35%	4.64%	2.20%	1.60%	2.31%	1.90%	135%	140%
7	3.94%	2.88%	4.54%	3.48%	1.56%	1.10%	1.87%	1.50%	105%	135%
8	2.78%	1.69%	3.40%	2.49%	1.06%	0.60%	1.47%	1.10%	85%	100%
9	1.61%	0.71%	2.39%	1.31%	0.57%	0.20%	1.06%	0.60%	65%	65%
10	0.65%	0.00%	1.20%	0.00%	0.18%	0.00%	0.55%	0.00%	35%	35%
11+	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0%	0%
Using the factors available in the table above, here is an example of how an Enhancement Benefit would be calculated.
In this example, we will assume the following:
A surrender in the last month of policy year 2.
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The policy is a non-modified endowment contract.
Cash Value =$200,000.
75% Base Policy Specified Amount Allocation (as a percentage of the Total Specified Amount).
25% Rider Specified Amount Allocation (as a percentage of the Total Specified Amount).
Cumulative Premium Load =$15,250.
60% Enhancement Schedule A and 40% Enhancement Schedule B election.
Using these assumptions, the Enhancement Benefit, capped by the Enhancement Cap, is calculated as follows:
Enhancement Benefit = [X (Base policy Specified Amount Allocation) + Y (Rider Specified Amount Allocation)] x Cash Value
Where: X	=	[(Enhancement Schedule A election) (base policy Enhancement Percentage Schedule A)] +
[(Enhancement Schedule B election) (Base policy Enhancement Percentage Schedule B)]
	=	[(60%)(13.69%) + (40%)(11.39%)] =12.77%
Y	=	[(Enhancement Schedule A election) (Rider Enhancement Percentage Schedule A)] +
[(Enhancement Schedule B election) (Rider Enhancement Percentage Schedule B)]
	=	[(60%)(5.10%)] + [(40%)(3.80%)] =4.58%
	=	[(12.77%)(0.75) + (4.58%)(0.25)] x $200,000
	=	(10.73%) x $200,000
	=	$21,445.00
Enhancement Cap = [(Enhancement Schedule A election) (Enhancement Cap percentage Schedule A) +
(Enhancement Schedule B election) (Enhancement Cap Percentage Schedule B)] x cumulative Premium Load=[(60%) (155%) + (40%) (140%)] x $15,250 =149% x $15,250 =$22,722.50
Since $21,445.00 is below the $22,722.50 Enhancement Cap, the Enhancement Benefit here is $21,445.00.
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Appendix D: Examples of Charge Blending
For Policies with Applications Signed On or After January 2, 2010
The tables and the calculations below show examples of how actual charges would be determined using a sample policy assuming the following:
•	The policy is in year 3.
•	The Total Specified Amount is $1,000,000.00.
•	The Total Specified Amount is allocated 80% to Base Policy Specified Amount and 20% to Rider Specified Amount. Therefore, the Base Policy Specified Amount Allocation is 80% and Rider Specified Amount Allocation is 20%.
In each table, the first column after the "Policy Year" column shows charges associated with the Base Policy, the second column shows charges associated with the Supplemental Insurance Rider and the third column shows how those charges will be "blended" with an election of the Supplemental Insurance Rider. The "blending" calculates charges based on a weighted average of the Base Policy Specified Amount and Rider Specified Amount. To determine weighted average, the charge amount attributed to base policy charges and rider charges are independently multiplied by their respective allocations and the result of each is added together to achieve the total charge assessed.
For the examples below, assume:
Policy year 3
Total Specified Amount is $1,000,000.00
Total Specified Amount is allocated 80% to Base Policy Specified Amount and
20% to Rider Specified Amount; therefore,
Base Policy Specified Amount Allocation is 80%
Rider Specified Amount Allocation is 20%
All of the tables and calculation examples use the current charges as disclosed in the "In Summary: Fee Tables" section of the prospectus. If maximum charges were used in these examples, the charges would be higher.
Premium Load: Deducted from Each Premium Paid
Policy Year	Target Premium Charge	Excess Premium Charge	80%/20% Charge Blend
1	10.00%	4.00%	8.80%
2	8.00%	3.00%	7.00%
3	6.00%	2.00%	5.20%
4	4.00%	2.00%	3.60%
5	2.00%	2.00%	2.00%
Using the charges in the table above and the assumptions in the example listed above, here is how the total Premium Load charge is calculated.
Total Premium Load Charges
= [(Base Policy Specified Amount Allocation) x (Target Premium Charge)] +
[(Rider Specified Amount Allocation) x (Excess Premium Charge)]
= [(0.80) x (0.06)] + [(0.20) x (0.02)]
= [(0.048)] + [(0.004)]
= 0.052 or 5.20% of Premium received during the policy year.
Annualized Variable Account Asset Charge: Deducted Monthly from Sub-Accounts Value
Policy Year	Base Variable Account Asset Charge	Rider Variable Account Asset Charge	80%/20% Charge Blend
1	0.25%	0.25%	0.25%
76

Policy Year	Base Variable Account Asset Charge	Rider Variable Account Asset Charge	80%/20% Charge Blend
2	0.25%	0.25%	0.25%
3	0.25%	0.25%	0.25%
4	0.25%	0.25%	0.25%
5	0.20%	0.20%	0.20%
Using the charges in the table above and the assumptions in the example listed above, here is how the annualized Variable Account Asset Charge is calculated.
Annualized Variable Account Asset Charge
= [(Base Policy Specified Amount Allocation) x (Base Variable Account Asset Charge)] + [(Rider Specified Amount Allocation) x (Rider Variable Account Asset Charge)] = [(0.80) x (0.0025)] + [(0.20) x (0.0025)]
= [(0.002)] + [(0.0005)]
= 0.0025 or 0.25% of the daily net assets allocated to the Sub-Accounts.
Per $1,000 of Total Specified Amount Charge: Deducted Monthly from Cash Value
Policy Year	Base Specified Amount Charge	Rider Specified Amount Charge	80%/20% Charge Blend
1	$80.00	$20.00	$68.00
2	$80.00	$20.00	$68.00
3	$80.00	$20.00	$68.00
4	$80.00	$20.00	$68.00
5	$80.00	$20.00	$68.00
Using the charges in the table above and the assumptions in the example listed above, here is how the Per $1,000 of Total Specified Amount charge is calculated.
Per $1,000 of Total Specified Amount Charge Per Month
= [(Base Policy Specified Amount Allocation) x (Per $1,000 of Base Policy Specified Amount Charge)] + [(Rider Specified Amount Allocation) x (Per $1,000 of Rider Specified Amount Charge)]
= [(0.80) x ($80.00)] + [(0.20) x ($20.00)]
= [($64.00)] + [($4.00)]
= $68.00, deducted monthly from Cash Value.
Cost of Insurance Per $1,000 of Net Amount At Risk based on Issue
Age of 45: Deducted Monthly from Cash Value*
Policy Year	Base Policy Cost of Insurance	Rider Cost of Insurance	80%/20% Charge Blend
1	0.08689	0.04033	0.07758
2	0.10017	0.04698	0.08953
3	0.11223	0.05474	0.10073
4	0.12556	0.06377	0.11320
5	0.18135	0.07430	0.15994
*	Cost of Insurance charge rates change each policy year based on the increasing age of the Insured.
Using the charges in the table above and the assumptions in the example listed above, here is how the Cost of Insurance per $1,000 charge is calculated.
Cost of Insurance Per $1,000 Charge
= [(Base Policy Specified Amount Allocation) x (Base Cost of Insurance Per $1,000)] + [(Rider Specified Amount Allocation) x (Rider Cost of Insurance Per $1,000)]
= [(0.80) x (0.11223)] + [(0.20) x (0.05474)]
= [(0.089784)] + [(0.010948)]
77

= 0.10073 per $1,000 of Net Amount At Risk.
For Policies with Applications Signed Before January 2, 2010
Premium Load: Deducted from Each Premium Paid
Policy Year	Target Premium Charge	Excess Premium Charge	80%/20% Charge Blend
1	10.00%	4.00%	8.80%
2	8.00%	3.00%	7.00%
3	6.00%	2.00%	5.20%
4	4.00%	2.00%	3.60%
5	2.00%	2.00%	2.00%
Annualized Variable Account Asset Charge: Deducted Monthly from Sub-Accounts Value
Policy Year	Base Variable Account Asset Charge	Rider Variable Account Asset Charge	80%/20% Charge Blend
1	0.25%	0.25%	0.25%
2	0.25%	0.25%	0.25%
3	0.25%	0.25%	0.25%
4	0.25%	0.25%	0.25%
5	0.20%	0.20%	0.20%
Per $1,000 of Total Specified Amount Charge: Deducted Monthly from Cash Value
Policy Year	Base Specified Amount Charge	Rider Specified Amount Charge	80%/20% Charge Blend
1	$1,320.00	$240.00	$1,104.00
2	$1,320.00	$240.00	$1,104.00
3	$1,320.00	$240.00	$1,104.00
4	$1,320.00	$240.00	$1,104.00
5	$1,320.00	$240.00	$1,104.00
Cost of Insurance Per $1,000 of Net Amount At Risk based on Issue
Age of 45: Deducted Monthly from Cash Value*
Policy Year	Base Policy Cost of Insurance	Rider Cost of Insurance	80%/20% Charge Blend
1	0.07414	0.04033	0.06738
2	0.08527	0.04698	0.07761
3	0.09807	0.05474	0.08940
4	0.11279	0.06377	0.10298
5	0.12972	0.07430	0.11863
78

Outside back cover page
To learn more about the policy, the policy owner should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. For a free copy of the SAI, to receive personalized illustrations of Death Benefits, Cash Surrender Values, and Cash Values, and to request other information about the policy contact the Service Center:
•	by telephone at 1-877-351-8808 (TDD: 1-800-238-3035)
•	by mail to Nationwide Life Insurance Company
Nationwide Business Solutions Group
PO Box 182568
Columbus, OH 43218-2568
The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about Nationwide Life Insurance Company and the policy.
Investment Company Act of 1940 Registration File No. 811-08301
Securities Act of 1933 Registration File No. 333-43671

BAE Future Corporate VULSM
Corporate Flexible Premium Adjustable Variable Universal Life Insurance Policies
Issued by
Nationwide Life Insurance Company
through its
Nationwide VLI Separate Account-4
The date of this prospectus is May 1, 2020.
Variable life insurance is complex. This prospectus is designed to provide prospective policy owners with information about the policy that will assist them when making a decision whether or not to purchase the policy. Nationwide encourages prospective policy owners to take time to understand the policy and its potential benefits and risks. In consultation with their financial professional, prospective policy owners should use this prospectus in conjunction with the policy and composite illustration to compare the benefits and risks of this policy against those of other life insurance policies.
The policy owner should read this entire prospectus, and the policy, and consult with a trusted financial professional. To obtain additional information, including free copies of prospectuses for the mutual funds or a copy of the Statement of Additional Information, or to make service transaction requests, contact Nationwide using any of the methods described in Contacting the Service Center.
Telephone:	1-877-351-8808 (TDD: 1-800-238-3035)
Facsimile:	1-855-677-2357
Internet:	www.nationwide.com
U.S. Mail:	Nationwide Life Insurance Company Nationwide Business Solutions Group PO Box 182568 Columbus, OH 43218-2568
These securities have not been approved or disapproved by the SEC nor has the SEC passed upon the accuracy or adequacy of the prospectus. Any representation to the contrary is a criminal offense.
This prospectus is not an offering in any jurisdiction where such offering may not lawfully be made. Not all Riders, terms, conditions, benefits, programs, features and investment options are available or approved for use in every state. Contact the Service Center to review a copy of the policy and any Riders or endorsements. This prospectus contains all material rights and features of the policy.
The policy is NOT: insured by the Federal Deposit Insurance Corporation; a bank deposit; available in every state; or insured or endorsed by a bank or any federal government agency.
The policy may decrease in value to the point of being valueless because of poor Investment Experience.
The purpose of this policy is to provide life insurance protection for the beneficiary named by the policy owner. If the purchaser’s primary need is not life insurance protection, then purchasing this policy may not be in the best interest of the purchaser. Nationwide makes no claim that the policy is in any way similar or comparable to a systematic investment plan of a mutual fund.
If this policy is being purchased to replace existing life insurance, the purchaser should carefully consider the benefits, features, and costs of this policy versus those of the policy being replaced.
1

The policy includes an Enhancement Benefit which is a partial return of charges upon certain surrenders. Policies without such a benefit may have lower overall charges when compared to the policies described in this prospectus. The value of this benefit may be more than off-set by the higher overall charges associated with having such a benefit.
Nationwide offers a variety of variable universal life policies. Despite offering substantially similar features and investment options, certain policies may have lower overall charges than others including the policy described herein. These differences in charges may be attributable to differences in sales and related expenses incurred in one distribution channel versus another.
The policy is intended to be sold through corporate sponsored benefit programs. When purchased in connection with such benefit programs, the policy may qualify for simplified underwriting. Simplified underwriting means that a physical examination to obtain medical information on the Insured is generally not required to issue the policy.
Beginning on January 1, 2021, as permitted by regulations adopted by the SEC, Nationwide may discontinue mailing paper copies of shareholder reports for underlying mutual funds available under this policy unless the policy owner specifically requests that paper copies continue to be delivered. Instead, the shareholder reports will be made available on a website. Nationwide will notify policy owners by mail each time a shareholder report is posted and will provide a website link to access the report. However, policy owners may elect to continue to receive all future shareholder reports in paper free of charge. To do so, policy owners should contact the Service Center to inform Nationwide that paper copies of shareholder reports should continue to be delivered. Any election to receive shareholder reports in paper will apply to all underlying funds available under the policy.
The Sub-Accounts offered through this policy invest in the underlying mutual funds listed below. For a complete list of the available underlying mutual funds, including underlying mutual funds available prior to the date of this prospectus, see Appendix A: Underlying Mutual Fund Information. For more information on an underlying mutual fund, refer to the prospectus for the mutual fund. To obtain free copies of prospectuses for the underlying mutual funds, policy owners can contact Nationwide using any of the methods described in Contacting the Service Center.
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A
•	AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A
•	American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Ultra® Fund: Class I
•	American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
•	American Funds Insurance Series® - Asset Allocation Fund: Class 2
•	American Funds Insurance Series® - Bond Fund: Class 2
•	American Funds Insurance Series® - Capital World Bond Fund: Class 2
•	American Funds Insurance Series® - Global Small Capitalization Fund: Class 2
•	American Funds Insurance Series® - Growth Fund: Class 2
•	American Funds Insurance Series® - Growth-Income Fund: Class 2
•	American Funds Insurance Series® - International Fund: Class 2
•	American Funds Insurance Series® - New World Fund®: Class 2
•	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I
•	BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class II
•	BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II
•	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Initial Shares
•	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
•	BNY Mellon Stock Index Fund, Inc.: Initial Shares
•	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares
•	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares
•	Calvert Variable Products, Inc. - Calvert VP S&P 500 Index Portfolio
•	Davis Variable Account Fund, Inc. - Davis Value Portfolio
•	Delaware VIP Trust - Delaware VIP Emerging Markets Series: Service Class
•	Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
•	Deutsche DWS Investments VIT Funds - DWS Small Cap Index VIP: Class A
•	Deutsche DWS Variable Series II - DWS CROCI® U.S. VIP: Class B
•	Deutsche DWS Variable Series II - DWS Small Mid Cap Value VIP: Class B
•	DFA Investment Dimensions Group Inc. - VA International Small Portfolio
•	DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio
•	DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
•	DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class
2

•	Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
•	Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II
•	Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares
•	Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2005 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2015 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2025 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2035 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2045 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2050 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2055 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2060 Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class
•	Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class
•	Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
•	Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1
•	Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Growth Opportunities Fund: Service Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Institutional Shares
•	Goldman Sachs Variable Insurance Trust - Goldman Sachs VIT Mid Cap Value Fund: Institutional Shares
•	Invesco - Invesco V.I. American Value Fund: Series I Shares
•	Invesco - Invesco V.I. Growth and Income Fund: Series I Shares
•	Invesco - Invesco V.I. High Yield Fund: Series I Shares
•	Invesco - Invesco V.I. International Growth Fund: Series I Shares
•	Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares
•	Invesco - Invesco V.I. Small Cap Equity Fund: Series I Shares
•	Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares
•	Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I
•	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I
•	Invesco Oppenheimer V.I. Global Fund: Series I
•	Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I
•	Invesco Oppenheimer V.I. International Growth Fund: Series I
•	Invesco Oppenheimer V.I. Main Street Fund: Series I
•	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I
•	Ivy Variable Insurance Portfolios - Asset Strategy: Class II
•	Ivy Variable Insurance Portfolios - Growth: Class II
•	Ivy Variable Insurance Portfolios - High Income: Class II
•	Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
•	Ivy Variable Insurance Portfolios - Science and Technology: Class II
•	Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II
•	Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Service Shares
•	Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares
•	JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
•	JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio: Class 1
•	Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
•	Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I
•	Lincoln Variable Insurance Products Trust - LVIP Baron Growth Opportunities Fund: Service Class
3

•	Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC
•	Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio: Class VC
•	Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC
•	Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
•	MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Service Class
•	MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
•	MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
•	MFS® Variable Insurance Trust - MFS Total Return Bond Series: Service Class
•	MFS® Variable Insurance Trust - MFS Value Series: Service Class
•	MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS Corporate Bond Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
•	MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
•	MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
•	Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I
•	Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
•	Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II
•	Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class I
•	Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I
•	Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
•	Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
•	Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V
•	Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I
•	Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
•	Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I
•	Neuberger Berman Advisers Management Trust - Mid Cap Growth Portfolio: Class S
•	Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I
•	Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I
•	Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I
•	PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class
•	PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class
•	PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class
•	PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
•	PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
4

•	PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
•	Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I
•	Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB
•	Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
•	Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class
•	Schwab Annuity Portfolios - Schwab® S&P 500 Index Portfolio
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price Moderate Allocation Portfolio
•	T. Rowe Price Equity Series, Inc. - T. Rowe Price New America Growth Portfolio
•	T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio
•	VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
•	VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
•	Vanguard Variable Insurance Fund - Balanced Portfolio
•	Vanguard Variable Insurance Fund - Capital Growth Portfolio
•	Vanguard Variable Insurance Fund - Diversified Value Portfolio
•	Vanguard Variable Insurance Fund - International Portfolio
•	Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
•	Vanguard Variable Insurance Fund - Real Estate Index Portfolio
•	Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
•	Vanguard Variable Insurance Fund - Small Company Growth Portfolio
•	Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
•	Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
•	Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I
•	Wells Fargo Variable Trust - VT Discovery Fund: Class 2
•	Wells Fargo Variable Trust - VT Opportunity Fund: Class 2
•	Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
The following fixed investment option is also available under the policy.
❍	Fixed Account
5

6

Table of Contents (continued)
7

For convenience, definitions of certain words and phrases used in the prospectus are provided in Appendix B: Definitions.
In Summary: Policy Benefits
Death Benefit
The primary benefit of this policy is life insurance coverage. Nationwide will pay the Death Benefit Proceeds upon the Insured's death if the Insured dies while the policy is In Force. The policy is In Force when: the policy has been issued; the initial Premium has been paid; the Insured is living; the policy has not been surrendered for its Cash Surrender Value; and the policy has not Lapsed.
The Cash Value and Death Benefit, to the extent the Death Benefit includes or is based on the Cash Value, will not be fixed but will be dependent on the investment performance of the investment options in which the policy owner is invested, and cumulative separate account and policy charges assessed by Nationwide over the life of the policy.
Death Benefit Options
Note: The Death Benefit will be the greater of the amount produced by the death benefit option in effect on the date of the Insured's death or the Minimum Required Death Benefit, see The Minimum Required Death Benefit.
Death Benefit Option 1: The Death Benefit will be the Total Specified Amount as of the Insured's date of death.
Death Benefit Option 2: The Death Benefit will be the Total Specified Amount plus the Enhanced Cash Value as of the Insured's date of death.
Death Benefit Option 3: The Death Benefit will be the Total Specified Amount plus the accumulated premium account (which consists of all Premium payments, up to the maximum stated in the Policy Data Pages, plus interest), less any partial surrenders, as of the Insured's date of death.
Choice of Policy Proceeds
The Policy Proceeds may be paid in a lump sum, or a variety of options that will pay out over time.
Coverage Flexibility
Subject to conditions, the policy owner may choose to:
•	change the death benefit option;
•	increase or decrease the Base Policy Specified Amount and/or Rider Specified Amount;
•	change beneficiaries; and
•	change ownership of the policy.
Access to Cash Value
Subject to conditions, the policy owner may:
•	take a policy loan, see Policy Loans.
•	take a partial surrender, see Partial Surrender.
•	surrender the policy for its Cash Surrender Value at any time while the policy is In Force, see Full Surrender.
Premium Flexibility
The policy owner will select a Premium payment plan for the policy at the time of application. Within limits, the policy owner may vary the frequency and amount of Premium payments, see Premium Payments and Unfavorable Investment Experience.
8

Investment Options
Net Premium, loan repayments, and Cash Value may be allocated among fixed and/or variable investment options available in the policy.
The policy currently offers a fixed investment option which will earn interest daily, see Fixed Account.
The variable investment options offered under the policy correspond to mutual funds designed to be the underlying investment options of variable insurance products. Nationwide VLI Separate Account-4 contains a separate Sub-Account for each of the underlying mutual funds offered in the policy.
Transfer Requests
Policy owners may request to transfer allocations between available investment options of the policy (i.e., the Fixed Account and Sub-Accounts). Requests to transfer allocations between policy investment options will be processed in the Valuation Period they are received at the Service Center as long as the request is in good order. Requests that are not in good order may be delayed or returned, see Contacting the Service Center.
Restrictions or limitations on transfers from the general account options(s) may delay a policy owner’s ability to transfer Cash Value to the Sub-Accounts. Additionally, transfer requests from a Sub-Account may be subject to short-term trading fees and policies and procedures intended to reduce the potentially detrimental impact that disruptive trading has on Investment Experience. For additional information, see Transfers Among and Between Policy Investment Options.
Taxes
Earnings on the policy are generally not taxable to the policy owner, unless withdrawn from the policy. This is known as tax deferral. In addition, beneficiaries generally will not have to include Death Benefit Proceeds as taxable income, see Taxes.
Assignment
Policy owners may assign the policy as collateral for a loan or another obligation while the policy is In Force, see Assigning the Policy.
Right to Cancel (Examination Right)
For a limited time, the policy owner may cancel the policy and receive a refund, see Right to Cancel (Examination Right).
Riders
The policy owner may purchase one or more of the Riders listed below, subject to availability in the state where the policy is issued. There may be additional charges assessed for elected Riders and Rider charges may vary based upon the individual characteristics of the Insured. Operation and benefits of the Riders described in this prospectus may vary by the state where the policy is issued.
•	Change of Insured Rider (no charge)
•	Supplemental Insurance Rider
For additional information, see Policy Riders and Rider Charges.
In Summary: Policy Risks
Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. Policy owners accessing the Cash Value in the early policy years could incur potentially substantial surrender charges. The Cash Value, and the Death Benefit to the extent the Death Benefit includes or is based on the policy's Cash Value, will be dependent upon the investment performance of the policy owner's investment allocations and the fees, expenses and charges paid over the life of the policy. A policy owner may not earn sufficient returns from their selection of investment options to pay a policy’s periodic charges so that additional premium payments may be required over the life of the policy to prevent it from lapsing. Policy guarantees that exceed the value in the variable account, including payment of the Death Benefit, are subject to Nationwide's claims paying ability.
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State Variations
Due to variations in state law, many features of the policy described in this prospectus may be different or may not be available at all depending on the state in which the policy is issued.
Possible variations include, but are not limited to, Rider terms and availability, availability of certain investment options, duration of the right to cancel period, policy exchange rights, policy Lapse and/or reinstatement requirements, and the duration of suicide and incontestability periods. Variations due to state law are subject to change without notice at any time. This prospectus describes all the material features of the policy. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, the policy owner can contact the Service Center, see Contacting the Service Center.
Risk of Increase in Current Fees and Charges
Subject to the guaranteed maximum rates stated in the Policy Data Pages, Nationwide may change policy and/or Rider charges and rates under the policy any time there is a change in Nationwide's future expectations related to items such as company investment earnings, mortality experience, persistency experience, expenses (including reinsurance expenses) and taxes. Nationwide will provide advance notice of any increase in policy and/or Rider charges.
If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy's Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy's Cash Value could increase. Policy and Rider charges will not exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables and Standard Policy Charges.
Improper Use
Variable universal life insurance is not suitable as an investment vehicle for short-term savings. It is designed for long-term financial planning. The policy owner will incur fees at the time of purchase that may more than offset any favorable Investment Experience. If it is expected that access to the policy's Cash Value will be needed in the near future, the policy should not be purchased.
Unfavorable Sub-Account Investment Experience
The Sub-Accounts may generate unfavorable Investment Experience. Unfavorable Investment Experience and the deduction of policy and Sub-Account charges may lower the policy’s Cash Value potentially resulting in a Lapse of insurance coverage, even if all Premium is paid as planned.
Note: A customized projection of policy values (a "policy illustration") is available from your financial professional at the time of application and after the policy is issued. The policy owner selects the Premium amount and frequency shown in the policy illustration to show Nationwide how much Premium the policy owner intends to pay and when. The policy owner also selects assumed Investment Experience. Illustrated Premium and assumed Investment Experience are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because the policy is a variable universal life insurance policy with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, additional Premium may be required to meet a policy owner's goals and/or to prevent the policy from Lapsing even if all Premium is paid as planned. Generally, variable universal life insurance is considered a long-term investment. Policy owners should weigh the investment risk and costs associated with the policy against their objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Adverse Tax Consequences
Existing federal tax laws that benefit this policy may change at any time. These changes could alter the favorable federal income tax treatment the policy enjoys, such as the deferral of taxation on the gains in the policy's Cash Value and the exclusion of the Death Benefit Proceeds from the taxable income of the policy's beneficiary. Partial and full surrenders from the policy may be subject to taxes. The income tax treatment of the surrender of Cash Value is different in the event the policy is treated as a modified endowment contract under the Code. Generally, tax treatment of modified endowment contracts is less favorable when compared to a life insurance policy that is not a modified endowment contract. For example, distributions and loans from modified endowment contracts may currently be taxed as ordinary income and not a return of investment, see Taxes.
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The proceeds of a life insurance policy are includible in the gross estate of the Insured for federal income tax purposes if either (a) the proceeds are payable to the executor of the estate of the Insured, or (b) the Insured, at any time within three years prior to his or her death, possessed any incident of ownership in the policy. For this purpose, the Treasury Regulations provide that the term "incident of ownership" is to be construed very broadly, and includes any right that the Insured may have with respect to the economic benefits in the policy. Consult a qualified tax advisor on all tax matters involving the policy described herein.
Fixed Account Transfer Restrictions and Limitations
In addition to the Sub-Accounts available under the policy, Net Premium can be allocated to the Fixed Account. Before the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account without penalty or adjustment, subject to transfer restrictions. These transfers will be in dollars and Nationwide may limit the frequency and dollar amount of transfers involving the Fixed Account. See Fixed Account Transfers for details about restrictions that apply to transfers to and from the Fixed Account.
Sub-Account Transfer Limitations
Frequent transfers among the Sub-Accounts may dilute the value of Accumulation Units, cause the underlying mutual funds to incur higher transaction costs, and interfere with the underlying mutual funds’ ability to pursue their stated investment objectives. This could result in less favorable Investment Experience and a lower Cash Value. Nationwide has instituted procedures to minimize disruptive transfers. While Nationwide expects these procedures to reduce the adverse effect of disruptive transfers, it cannot ensure that it has eliminated these risks.
Sub-Account Investment Risk
A comprehensive discussion of the risks of each underlying mutual fund may be found in the mutual fund’s prospectus. Read each mutual fund's prospectus before investing. Free copies of each mutual fund's prospectus may be obtained by contacting the Service Center, see Contacting the Service Center.
Risk of Policy Lapse
Cash Surrender Value can be reduced by unfavorable Investment Experience, policy loans, partial surrenders and the deduction of policy charges. Underlying mutual fund fees are factored into the NAV used to calculate the Accumulation Unit Value of each Sub-Account and may also reduce Cash Surrender Value, see Mutual Fund Operating Expenses. Whenever Cash Surrender Value is insufficient to cover the policy’s charges, the policy is at risk of Lapse; the policy could terminate without value and insurance coverage would cease.
Limitation of Access To Cash Value
A policy owner can access Cash Value through loans, full surrender, and partial surrenders, subject to limitations and any applicable processing fees and surrender charges. Limitations include the amount and frequency of the loan or partial surrender, see Policy Loans and Surrenders.
In Summary: Fee Tables
The following tables describe the fees and expenses assessed under the policy. The rates in these tables may be rounded up to the nearest one-hundredth decimal. These tables should be read in conjunction with the corresponding section of this prospectus that describes the fee or expense in more detail. All charges deducted from the policy's Cash Value are taken proportionally from the Sub-Accounts and the Fixed Account except where noted.
The first table describes the fees and expenses that a policy owner will pay at the time the policy owner pays Premium into the policy, surrenders the policy, or transfers Cash Value between investment options.
Transaction Fees
Charge	When Charge Is Deducted	Amount Deducted
Premium Load Charge[1]	Upon Making A Premium Payment	Maximum: 12.00% from each Premium payment
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Transaction Fees
Charge	When Charge Is Deducted	Amount Deducted
Partial Surrender Fee	Upon Partial Surrender	Maximum: the lesser of $25 or 2% of the amount surrendered
Current Charge: $0
[1]	For policies with applications dated before January 1, 2009, the maximum charge for the Premium Load Charge is 9.00%. The Premium Load Charge is intended to partially recoup costs associated with the sale of the policy as well as Premium taxes. The actual amount a taxing authority assesses may not equal the Premium taxes charged. If the actual tax liability is more or less, the charge will not be adjusted retroactively.
The maximum charge is reduced to 5.5% of each Premium payment starting with the sixth policy year (for policies with applications dated before January 1, 2009, the maximum charge is reduced to 5.5% of each Premium payment starting with the eighth policy year). Currently, the charges for policies vary according to the time of purchase, the amount of the Supplemental Insurance Rider, and the amount of annual Premium, see Premium Load Charge.
The next table describes the fees and expenses that a policy owner will pay periodically while the policy is In Force, not including mutual fund operating expenses.
Periodic Charges
Charge	When Charge Is Deducted	Amount Deducted
Cost of Insurance Charge1†	Monthly	Minimum: $0.03 per month	Maximum: $83.33 per month	Representative: $0.20 per month
Representative - For An Issue Age 40, Non-tobacco, 10th Policy Year, Base Policy Specified Amount and Rider Specified Amount of $250,000	Per $1,000 of Net Amount At Risk
Flat Extra Charge[2]	Monthly	Maximum: $2.08 per $1,000 of Net Amount At Risk for each Flat Extra Charge assessed
Variable Account Asset Charge[3]	Daily, Based on an Annual Effective Rate	Maximum: 0.90% of daily net assets	Current: 0.25% of daily net assets
Proportionately from Cash Value allocated to Sub-Accounts
Policy Loan Interest[4]	Annually (Accrues Daily)	Maximum: 3.50% of the outstanding policy loan
Current: 2.80% of the outstanding policy loan
Administrative Charge	Monthly	Maximum: $10 per month	Current: $5 per month
Proportionately from Cash Value allocated to Sub-Accounts
Base Policy Specified Amount Charge[5]	Monthly	Minimum: $0.01 Per $1,000 of Base Policy Specified Amount	Maximum: $0.40 Per $1,000 of Base Policy Specified Amount	Representative: $0.08 per month(2)
Proportionately from Cash Value allocated to Sub-Accounts and the Fixed Account
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Periodic Charges
Charge	When Charge Is Deducted	Amount Deducted
Supplemental Insurance Rider Cost of Insurance6†	Monthly	Minimum: $0.01 per month	Maximum: $83.33 per month	Representative: $0.10 per month
Representative - For An Issue Age 40, Non-tobacco, 10th Policy Year, Rider Specified Amount $250,000		Per $1,000 of Rider Specified Amount Proportionately from Cash Value allocated to Sub-Accounts
Supplemental Insurance Per $1,000 of Rider Specified Amount[7]	Monthly	Minimum: $0.01 Per $1,000 of Rider Specified Amount	Maximum: $0.40 Per $1,000 of Rider Specified Amount	Representative: $0.02 per month
Proportionately from Cash Value allocated to Sub-Accounts and the Fixed Account
†	This charge will vary based upon the individual characteristics of the Insured. Representative charges shown in the table may not be representative of the charge that a particular policy owner will pay. Policy owners can request an illustration of specific costs and/or see the Policy Data Pages for information about specific charges of the policy.
[1]	The Cost of Insurance Charge varies according to the Insured's age; underwriting class; the number of years from the Policy Date; and the Net Amount At Risk. The charge will increase over time but will never exceed the maximum shown. For policies issued with applications dated before January 2, 2010, the Representative amount is $0.15 per month. For policies issued with applications dated before January 1, 2009, the Representative amount is $0.52 per month and the Cost of Insurance Charge varies by the Insured's age; underwriting class; the number of years from the Policy Date; and Base Policy Specified Amount.
[2]	The Flat Extra Charge is only applicable if certain factors result in an Insured having a Substandard Rating, see Cost of Insurance. An Insured with more than one Substandard Rating may be assessed more than one Flat Extra Charge. Under no circumstance will the assessment of a Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum Cost of Insurance Charge, see Cost of Insurance.
[3]	For policies issued with applications dated before January 1, 2009, the maximum guaranteed charge is 0.75% of daily net assets. Currently, the Variable Account Asset Charge declines over time, as follows:

Charge for policy years 1-4	Charge for policy years 5-15	Charge for policy years 16-20	Charge for policy years 21+
0.25% of daily net assets	0.20% of daily net assets	0.10% of daily net assets	0.10% of daily net assets
[4]	Currently, for policies issued on or after January 1, 2009, the effective annual interest rate charged on Indebtedness is 2.80% for the first fifteen policy years, 2.55% for policy years 16 through 30, and 2.10% thereafter. For policies issued on or after September 9, 2002, but before January 1, 2009, the current effective annual interest rate charged on Indebtedness is 3.70% for the first fifteen policy years, 3.45% for policy years 16 through 30, and 3.00% thereafter. For policies issued prior to September 9, 2002, the current effective annual interest rate charged on Indebtedness is 3.40% for the first four policy years, 3.25% for policy years five through 20, and 3.10% thereafter, see Policy Loans.
[5]	The Base Policy Specified Amount Charge is only assessed for policies with applications dated on or after January 1, 2009. The Base Policy Specified Amount Charge is only assessed on the Base Policy Specified Amount. Different and separate charges will be applied for any Rider Specified Amount under the Supplemental Insurance Rider. The Base Policy Specified Amount Charge varies by policy based on the length of time the policy has been In Force. The maximum charge assumes: policy years 1-20. The minimum charge assumes: policy years 21+. The charges shown may not be representative of the charges that a particular policy owner may pay. For a more detailed description of the charge, including a complete schedule of charges, see Base Policy Specified Amount. For policies purchased in the state of New York with applications signed on or after January 2, 2010 only, the Maximum charge is $0.085 Per $1,000 of Base Policy Specified Amount. The Representative Per $1,000 of Base Policy Specified Amount charge is $0.08 monthly for policies with applications signed on or after January 2, 2010. For policies with applications signed before January 2, 2010 the Representative Per $1,000 of Base Policy Specified Amount charge is $0.11 monthly.
[6]	For policies issued with applications dated before January 1, 2009, the Representative amount is $0.20 per month. The Supplemental Insurance Rider Charge varies by the Insured's age; underwriting class; the number of years from the Policy Date; and Rider Specified Amount, see Supplemental Insurance Rider.
[7]	The Supplemental Insurance Per $1,000 of Rider Specified Amount Charge is only assessed on the Rider Specified Amount. A different charge will be applied for any Base Policy Specified Amount under the policy. The Supplemental Insurance Per $1,000 of Rider Specified Amount Charge varies by policy based on the length of time the policy has been In Force and the Base Policy Specified Amount. The maximum charge assumes: policy years 1-20. The minimum charge assumes: policy years 21+. The charges shown may not be representative of the charges that a particular policy owner may pay. For a more detailed description of
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the charge, including a complete schedule of charges and an example of how the Per $1,000 of Rider Specified Amount Charge is blended with the Base Policy Specified Amount Charge, see Supplemental Insurance Rider. For policies purchased in the state of New York with applications signed on or after January 2, 2010 only, the Maximum charge is $0.085 Per $1,000 of Base Policy Specified Amount.
The next table shows the minimum and maximum total operating expenses, as of December 31, 2019, charged by the underlying mutual funds that a policy owner may periodically pay while the policy is In Force. More detail concerning each mutual fund's fees and expenses is contained in the mutual fund's prospectus.
Total Annual Underlying Mutual Fund Operating Expenses
	Minimum	Maximum
Total Annual Underlying Mutual Fund Operating Expenses (Expenses that are deducted from underlying mutual fund assets, including management fees, distribution (12b-1) fees, and other expenses, as a percentage of average underlying mutual fund assets.)	0.03%	1.75%
Policy Investment Options
Policy owners designate how Net Premium payments are allocated among the Sub-Accounts and/or the Fixed Account. Allocation instructions must be in whole percentages and the sum of the allocations must equal 100%.
Fixed Account
Nationwide's obligations under the Fixed Account are backed by assets of its general account. The general account contains all of Nationwide's assets other than those in this and other Nationwide separate accounts and is used to support Nationwide's annuity and insurance obligations.
Subject to applicable law, Nationwide has sole discretion over the investment of assets of the general account and policy owners do not share in the investment experience of, or have any preferential claim on, those assets. Nationwide bears the full investment risk for all amounts allocated to the Fixed Account.
Because of exemptive and exclusionary provisions, interests in the Fixed Account have not been and will not be registered under the Securities Act of 1933 and the general account has not been registered as an investment company under the Investment Company Act of 1940. Accordingly, neither the general account nor any interests therein are subject to the provisions of these acts. Nationwide has been advised that the staff of the SEC has not reviewed the disclosure in this prospectus relating to the Fixed Account. Disclosure regarding the Fixed Account, however, is subject to certain generally-applicable provisions of the federal securities laws relating to accuracy and completeness of statements made in prospectuses.
Minimum Guaranteed Interest Rate
Nationwide guarantees that Cash Value allocated to the Fixed Account will accrue interest daily at an effective annual rate that Nationwide determines without regard to the actual investment experience of the general account. Interest crediting rates are set at the beginning of each calendar month but are subject to change at any time. Nationwide will credit any interest in excess of the guaranteed interest crediting rate at its sole discretion. Nationwide may not credit any interest in excess of the guaranteed interest crediting rate and different rates may apply to different Premium allocations or exchanges.
Currently, the Fixed Account is the only fixed investment option available under the policy. In the future, Nationwide may offer one or more additional fixed accounts with characteristics that differ from those of the current option, but is under no obligation to do so. The effective annual rate Nationwide declares for the Fixed Account will never be less than 2%.
Interest Crediting Risks and Lapse
The policy owner assumes the risk that the actual credited interest rate may not exceed the guaranteed interest crediting rate. Premiums applied to the policy at different times may receive different interest crediting rates. The interest crediting rate may also vary for new Premium versus Sub-Account transfers. Interest credited to the Fixed Account may be insufficient to pay the policy's charges. Additional Premium payments may be required over the life of the policy to prevent it from Lapsing.
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Nationwide’s Claims-Paying Ability
Guaranteed benefits or interest crediting associated with the Fixed Account is a general account obligation of Nationwide. Therefore, any guaranteed benefit, interest crediting, and the policy owner's right to receive payment, is subject to Nationwide’s claims-paying ability and may be subordinate to other claims on the general account in the event Nationwide becomes insolvent.
Restrictions on Transfers to and from the Fixed Account
Prior to the policy's Maturity Date, the policy owner may make transfers involving the Fixed Account. These transfers will be in dollars. Nationwide may impose limits on the dollar amount, percentage of Cash Value, number, and/or frequency of transfers involving the Fixed Account, see Fixed Account Transfers for details about restrictions that apply to transfers to and from the Fixed Account.
Variable Investment Options
The variable investment options available under the policy are Sub-Accounts that invest in underlying mutual funds that are registered with the SEC. The mutual funds' registration with the SEC does not involve the SEC's supervision of the management or investment practices or policies of the mutual funds. The mutual funds are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies.
Each Sub-Account's assets are held separately from the assets of the other Sub-Accounts. The result is that each Sub-Account operates independently of the other Sub-Accounts so the income or losses of one Sub-Account will not affect the Investment Experience of any other Sub-Account.
Underlying mutual funds in the separate account are NOT publicly available mutual funds. They are only available as investment options in variable life insurance policies or variable annuity contracts issued by life insurance companies, or in some cases, through participation in certain qualified pension or retirement plans.
The investment advisors of the underlying mutual funds may manage publicly traded mutual funds with similar names and investment objectives. However, the underlying mutual funds are NOT directly related to any publicly traded mutual fund. Policy owners should not compare the performance of a publicly traded fund with the performance of underlying mutual funds participating in the separate account. The performance of the underlying mutual funds could differ substantially from that of any publicly traded funds.
The particular underlying mutual funds available under the policy may change from time to time, see Identification of Underlying Mutual Funds. Specifically, underlying mutual funds or underlying mutual fund share classes that are currently available may be removed or closed off to future investment. New underlying mutual funds or new share classes of currently available underlying mutual funds may be added. In the case of new share class additions, future allocations may be limited to the new share classes. The policy owner will receive notice of any such changes that effect the policy.
In the future, additional underlying mutual funds managed by certain financial institutions, brokerage firms, or their affiliates may be added to the separate account. These additional underlying mutual funds may be offered exclusively to purchasing customers of the particular financial institution or brokerage firm, or through other exclusive distribution arrangements.
Valuation of Accumulation Units
Nationwide accounts for the value of a policy owner's interest in the Sub-Accounts by using Accumulation Units. The value of each Accumulation Unit varies daily based on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide uses each underlying mutual fund's Net Asset Value (NAV) to calculate the daily Accumulation Unit value for the corresponding Sub-Account. Note, however, that the Accumulation Unit value will not equal the underlying mutual fund's NAV. This daily Accumulation Unit valuation process is referred to as "pricing" the Accumulation Units, see How Sub-Account Investment Experience is Determined.
Accumulation Units are priced as of the close of regular trading on the New York Stock Exchange (NYSE), which is normally 4:00 p.m. EST, on each day that the NYSE is open. Nationwide will price Accumulation Units on each day that the NYSE is open for business. Any transactions received after the close of the NYSE will be priced as of the next Valuation Period. Nationwide will not price Accumulation Units on these recognized holidays:
•	New Year's Day
•	Martin Luther King, Jr. Day
•	Presidents' Day
•	Good Friday
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•	Memorial Day
•	Independence Day
•	Labor Day
•	Thanksgiving
•	Christmas
In addition, Nationwide will not price Accumulation Units if:
(1)	trading on the NYSE is restricted;
(2)	an emergency exists making disposal or valuation of securities held in the separate account impracticable; or
(3)	the SEC, by order, permits a suspension or postponement for the protection of security holders.
SEC rules and regulations govern when the conditions described in items (1) and (2) exist.
How Sub-Account Investment Experience is Determined
Sub-Account allocations are accounted for in Accumulation Units. A policy owner's interest in the Sub-Accounts is represented by the number of Accumulation Units owned by the policy owner. The number of Accumulation Units associated with a given Sub-Account allocation is determined by dividing the dollar amount allocated to the Sub-Account by the Accumulation Unit value for the Sub-Account. The number of Sub-Account Accumulation Units owned by a policy owner will not change except when Accumulation Units are redeemed to process a requested surrender, transfer, loan, or to take policy charges, or when additional Accumulation Units are purchased with Premium and loan repayments.
Initially, Nationwide sets the Accumulation Unit value at $10 for each Sub-Account. Thereafter, the daily value of Accumulation Units in a Sub-Account will vary depending on the Investment Experience of the underlying mutual fund in which the Sub-Account invests. Nationwide accounts for these performance fluctuations by using a "net investment factor," as described below, in the daily Sub-Account valuation calculations. Changes in the net investment factor may not be directly proportional to changes in the NAV of the mutual fund shares.
Nationwide determines the net investment factor for each Sub-Account on each Valuation Period by dividing (a) by (b) and then subtracting (c) where:
(a)	is the sum of:
•	the NAV per share of the mutual fund held in the Sub-Account as of the end of the current Valuation Period; and
•	the per share amount of any dividend or income distributions made by the mutual fund held in the Sub-Account (if the date of the dividend or income distribution occurs during the current Valuation Period); plus or minus
•	a per share charge or credit for any taxes reserved for as a result of the Sub-Account's investment operations if changes to the law result in a modification to the tax treatment of the separate account; and
(b)	is the NAV per share of the mutual fund held in the Sub-Account determined as of the end of the immediately preceding Valuation Period after taxes or tax credits; and
(c)	is the Variable Account Asset Charge.
Nationwide determines the Sub-Account’s Accumulation Unit value at the end of each Valuation Period. The Accumulation Unit value for any Valuation Period is determined by multiplying the Accumulation Unit value as of the prior Valuation Period by the net investment factor for the Sub-Account for the current Valuation Period.
Transfers Among and Between the Policy Investment Options
Sub-Account Transfers
Policy owners may request transfers to or from the Sub-Accounts once per Valuation Period, subject to the terms and conditions described in this prospectus and the prospectuses of the underlying mutual funds. Transfers will be implemented by redeeming Accumulation Units from the Sub-Account(s) indicated by the policy owner and using the redemption proceeds to purchase Accumulation Units in another Sub-Account(s) as directed by the policy owner. The net result is that the policy owner's Cash Value will not change (except due to standard market fluctuations), but the number and allocation of Accumulation Units within the policy will change.
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Neither the policies nor the mutual funds are designed to support active trading strategies that require frequent movement between or among Sub-Accounts (sometimes referred to as "market-timing" or "short-term trading"). A policy owner who intends to use an active trading strategy should consult his/her financial professional and request information on other Nationwide policies that offer mutual funds that are designed specifically to support active trading strategies.
Nationwide discourages (and will take action to deter) short-term trading in this policy because the frequent movement between or among Sub-Accounts may negatively impact other investors in the policy. Short-term trading can result in:
•	the dilution of the value of the investors' interests in the mutual fund;
•	mutual fund managers taking actions that negatively impact performance (i.e., keeping a larger portion of the mutual fund assets in cash or liquidating investments prematurely in order to support redemption requests); and/or
•	increased administrative costs due to frequent purchases and redemptions.
To protect investors in this policy from the negative impact of these practices, Nationwide has implemented, or reserves the right to implement, several processes and/or restrictions aimed at eliminating the negative impact of active trading strategies. Nationwide cannot guarantee that attempts to deter active trading strategies will be successful.
If Nationwide is unable to deter active trading strategies, the performance of the Sub-Accounts that are actively traded may be adversely impacted. Policy owners remaining in the affected Sub-Account will bear any resulting increased costs.
Short-term Trading Fees
Currently, the available underlying mutual funds available under the policy do not assess short-term trading fees. However, Nationwide may add new underlying mutual funds, or new share classes of currently available underlying mutual funds, that assess short-term trading fees. In the case of new share class additions, subsequent allocations may be limited to that new share class. Short-term trading fees are a charge assessed by an underlying mutual fund when the policy owner transfers out of a Sub-Account before the end of a stated period. These fees will only apply to Sub-Accounts corresponding to underlying mutual funds that impose such a charge. The underlying mutual fund intends short-term trading fees to compensate the fund and its shareholders for the negative impact on fund performance that may result from disruptive trading practices, including frequent trading and short-term trading (market timing) strategies. The fees are not intended to adversely impact policy owners not engaged in such strategies. The separate account will collect the short-term trading fees at the time of the transfer by reducing the policy owner's Sub-Account value. Nationwide will remit all such fees to the underlying mutual fund. If a short-term trading fee is assessed, the policy owner will receive a confirmation notice.
U.S. Mail Restrictions
Nationwide monitors transfer activity in order to identify policy owners that might be engaged in harmful trading practices. If Nationwide determines a policy owner is engaged in harmful trading, it may revoke a policy owner's privilege to make trades by means other than written communication ("U.S. mail restriction").
If the U.S. mail restriction is imposed, then all trade requests must be submitted via U.S. mail for a 12 month period per client request. The U.S. mail restriction may be applied if two or more "transfer events" are submitted in a 30 day period. Transfer events are calculated at the end of each Valuation Period by grouping together all transfer requests for that Valuation Period. This grouping is counted as a "transfer event," regardless of the number of Sub-Accounts involved.
For policies owned by a corporation or another entity, Nationwide's procedures include the review of aggregate entity-level transfers, not individual transfer instructions. It is Nationwide's intention to protect the interests of all policy owners; it is possible, however, for some harmful trading to go on undetected. For example, in some instances, an entity may make transfers based on the instruction of multiple parties such as employees, partners, or other affiliated persons based on those persons participation in entity sponsored programs. Nationwide does not systematically monitor the transfer instructions of these individual persons. Aggregate trades among the Sub-Accounts are monitored for frequency, pattern, and size.
Other Restrictions
Nationwide reserves the right to refuse or limit transfer requests, or take any other action it deems necessary, in order to protect policy owners and beneficiaries from the negative investment results that may result from short-term trading or other harmful investment practices employed by some policy owners (or third parties acting on their behalf). In particular,
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trading strategies designed to avoid or take advantage of Nationwide's monitoring procedures (and other measures aimed at curbing harmful trading practices) that are nevertheless determined by Nationwide to constitute harmful trading practices, may be restricted.
Any restrictions that Nationwide implements will be applied consistently and uniformly. The policy owner will be notified if a transfer request is rejected.
Underlying Mutual Fund Restrictions and Prohibitions
Pursuant to regulations adopted by the SEC, Nationwide is required to enter into written agreements with the underlying mutual funds which allow the underlying mutual funds to:
(1)	request the taxpayer identification number, international taxpayer identification number, or other government issued identifier of any policy owner;
(2)	request the amounts and dates of any purchase, redemption, transfer, or exchange request ("transaction information"); and
(3)	instruct Nationwide to restrict or prohibit further purchases or exchanges by policy owners that violate policies established by the underlying mutual fund (whose policies may be more restrictive than Nationwide’s policies).
Nationwide is required to provide such transaction information to the underlying mutual funds upon their request. In addition, Nationwide is required to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund upon instruction from the underlying mutual fund. Nationwide and any affected policy owner may not have advance notice of such instructions from an underlying mutual fund to restrict or prohibit further purchases or requests to exchange into an underlying mutual fund. If an underlying mutual fund refuses to accept a purchase or request to exchange into the underlying mutual fund, Nationwide will keep any affected policy owners in their current underlying mutual fund allocation.
Fixed Account Transfers
Prior to the policy's Maturity Date, the policy owner can make transfers involving the Fixed Account. These transfers will be in dollars. The frequency and amount of transfers involving the Fixed Account are subject to the following restrictions.
Transfers to the Fixed Account
On transfers to the Fixed Account, the policy owner is prohibited from transferring more than 25% of the Cash Value allocated to the Sub-Accounts as of the close of business on the prior Valuation Period. Additionally, Nationwide will refuse any transfer to the Fixed Account if the Cash Value allocated to the Fixed Account comprises more than 25% of the policy's Cash Value. These restrictions do not apply if the policy owner chooses to exercise the right of conversion, see Right to Irrevocably Transfer Cash Value to the Fixed Account.
Transfers from the Fixed Account
Transfers from the Fixed Account to the Sub-Account(s) during a policy year are limited to the greater of: (a) 10% of that portion of the Cash Value attributable to the Fixed Account as of the end of the previous policy year; or (b) 120% of the amount transferred from the Fixed Account during the previous policy year. Transfers are also limited to one transfer from the Fixed Account to the Sub-Accounts during any 90 day period.
Transfer requests that exceed the current Fixed Account limits will not be processed. Fixed Account and Sub-Account allocations will remain as they were prior to the request to the extent they exceed the limits.
Any restrictions that are implemented will be applied consistently and uniformly and upon advance notice to the policy owner. Nationwide may waive the above restrictions if doing so would not be unfairly discriminatory or prohibited by state law.
Contacting the Service Center
All inquiries, paperwork, information requests, service requests, and transaction requests should be made to the Service Center:
•	by telephone at 1-877-351-8808 (TDD: 1-800-238-3035)
•	by mail to Nationwide Life Insurance Company, Nationwide Business Solutions Group, PO Box 182568, Columbus, OH 43218-2568
•	by fax at 1-855-677-2357
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•	by Internet at www.nationwide.com
Nationwide reserves the right to restrict or remove the ability to submit service requests via Internet, phone, or fax upon written notice.
Not all methods of communication are available for all types of requests. To determine which methods are permitted for a particular request, refer to the specific transaction provision in this prospectus, or call the Service Center. Requests submitted by means other than described in this prospectus could be returned or delayed.
Service and transaction requests will generally be processed in the Valuation Period they are received at the Service Center as long as the request is in good order, see Valuation of Accumulation Units. Good order generally means that all necessary information to process the request is complete and in a form acceptable to Nationwide. If a request is not in good order, Nationwide will take reasonable actions to obtain the information necessary to process the request. Requests that are not in good order may be delayed or returned. Nationwide reserves the right to process any transaction request sent to a location other than the Service Center in the Valuation Period it is received at the Service Center. On any day the post office is closed, Nationwide is unable to retrieve service and transaction requests that are submitted by mail. This will result in a delay of the delivery of those requests to the Service Center.
If mandated under applicable law, Nationwide may be required to reject a Premium payment and to refuse to process transaction requests for transfers, surrenders, loans, and/or Death Benefit Proceeds until instructed otherwise by the appropriate regulator. Nationwide may also be required to provide information about a specific policy to government regulators.
Nationwide will use reasonable procedures to confirm that instructions are genuine and Nationwide will not be liable for following instructions that it reasonably determined to be genuine. Nationwide may record telephone requests. Telephone and computer systems may not always be available. Any telephone system or computer can experience outages or slowdowns for a variety of reasons. The outages or slowdowns could prevent or delay processing. Although Nationwide has taken precautions to support heavy use, it is still possible to incur an outage or delay. To avoid technical difficulties, submit transaction requests by mail.
The Policy
General Information
The policy is a legal contract. It will comprise and be evidenced by: a written contract; any Riders; any endorsements; the Policy Data Pages; and the application, including any supplemental application. The benefits described in the policy and this prospectus, including any optional Riders or modifications in coverage, may be subject to Nationwide’s underwriting and approval. In addition to the terms and conditions of the policy, policy owner rights are governed by this prospectus and protected by federal securities laws and regulations. Nationwide will consider the statements made in the application as representations, and will rely on them as being true and complete. However, Nationwide will not void the policy or deny a claim unless a statement is a material misrepresentation. If a policy owner makes an error or misstatement on the application, Nationwide will adjust the Death Benefit, Rider benefits, and Cash Value accordingly.
Due to state law variations, the terms, benefits, programs and Riders described in this prospectus may vary or may not be available depending on the state in which the policy is issued. Possible state law variations include, but are not limited to, Rider terms and charges, availability of certain investment options, duration of the right to cancel, policy exchange rights, policy Lapse and/or reinstatement requirements, and suicide, and incontestability periods. This prospectus describes all the material features of the policy. State variations are subject to change without notice at any time. To review a copy of the policy and any Riders or endorsements for the state in which the policy will be issued, contact the Service Center, see Contacting the Service Center.
Under limited circumstances and at the request of the policy owner, Nationwide may backdate the policy by assigning a Policy Date earlier than the date the application is signed. Backdating may result in lower cost of insurance rates; however, policy charges will be deducted from the policy's Cash Value for each accrued month that the policy was backdated.
Any modification or waiver of Nationwide’s rights or requirements under the policy must be in writing and signed by Nationwide’s president or corporate secretary. No agent may bind Nationwide by making any promise not contained in the policy.
Nationwide may modify the policy, its operations, or the separate account’s operations to meet the requirements of any law or regulation issued by a government agency to which the policy, Nationwide, or the separate account is subject.
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Nationwide may modify the policy to assure that it continues to qualify as a life insurance policy under federal tax laws. Nationwide will notify policy owners of all modifications and will make appropriate endorsements to the policy.
The policy is nonparticipating, meaning that Nationwide will not be contributing any operating profits or surplus earnings toward the policy Proceeds.
To the extent permitted by law, policy benefits are not subject to any legal process on the part of a third-party for the payment of any claim, and no right or benefit will be subject to the claims of creditors (except as may be provided by assignment).
It is important to remember that the portion of any amounts allocated to Nationwide’s general account, including any amounts allocated to the Fixed Account, and any guaranteed benefits Nationwide may provide under the policy exceeding the value of amounts held in the separate account are subject to Nationwide’s claims paying ability.
Any money Nationwide pays, or that is paid to Nationwide, must be in the currency of the United States of America.
In order to comply with the USA PATRIOT Act and rules promulgated thereunder, Nationwide has implemented procedures designed to prevent policies described in this prospectus from being used to facilitate money laundering or the financing of terrorist activities.
Cybersecurity
Nationwide’s businesses are highly dependent upon its computer systems and those of its business partners. This makes Nationwide potentially susceptible to operational and information security risks resulting from a cyber-attack. These risks include direct risks, such as theft, misuse, corruption and destruction of data maintained by Nationwide, and indirect risks, such as denial of service attacks on service provider websites and other operational disruptions that impede Nationwide’s ability to electronically interact with service providers. Cyber-attacks affecting Nationwide, the underlying mutual funds, intermediaries, and other service providers may adversely affect Nationwide and policy values. In connection with any such cyber-attacks, Nationwide and/or its service providers and intermediaries may be subject to regulatory fines and financial losses and/or reputational damage. Cybersecurity risks may also impact the issuers of securities in which the underlying mutual funds invest, which may cause the underlying mutual funds to lose value. Although Nationwide undertakes substantial efforts to protect its computer systems from cyber-attacks, including internal processes and technological defenses that are preventative or detective, and other controls designed to provide multiple layers of security assurance, there can be no guarantee that Nationwide, its service providers, or the underlying mutual funds will avoid losses affecting the policy due to cyber-attacks or information security breaches in the future.
In the event that policy values are adversely affected as a result of the failure of Nationwide’s cybersecurity controls, Nationwide will take reasonable steps to restore policy values to the levels that they would have been had the cyber-attack not occurred. Nationwide will not, however, be responsible for any adverse impact to policy values that result from the policy owner or its designee’s negligent acts or failure to use reasonably appropriate safeguards to protect against cyber-attacks.
Use of the Policy
The policy provides policy owners, such as individuals or corporations, life insurance on an Insured upon whose life the policy owner has an insurable interest. This policy may be used in connection with various types of executive and employee benefit plans. When purchased in connection with such benefit plans, the policy may qualify for non-medical underwriting, see Cost of Insurance Charge.
The policies are based upon actuarial tables that may distinguish between men and women unless the purchaser is an entity and requests non-sex distinct tables be used for underwriting. The policies generally provide different benefits to men and women of the same age. Accordingly, employers and employee organizations should consider, in consultation with legal counsel, the impact of sex-distinct underwriting on any employment related insurance or benefit program before purchasing the policy.
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Policy Owner and Beneficiaries
Policy Owner
The policy belongs to the owner named in the application or as a result of a valid assignment. The policy owner may name a contingent owner who will become the policy owner if the policy owner dies or ceases to be in existence before Proceeds become payable. Otherwise, ownership will pass to the policy owner's estate or successor-in-interest, if the policy owner is not the Insured.
Policy Owner Rights
The policy owner may exercise all policy rights in accordance with policy terms while the policy is In Force, subject to Nationwide’s approval. These rights include, but are not limited to, the following:
•	changing the policy owner, contingent owner, and beneficiary;
•	assigning, exchanging, and/or converting the policy;
•	requesting transfers, policy loans, and partial surrenders or a complete surrender; and
•	changing insurance coverage such as death benefit option changes, adding or removing Riders, and/or increasing or decreasing the Total Specified Amount.
These rights are explained in greater detail throughout this prospectus.
Subject to Nationwide’s approval, the policy owner may name a different policy owner or contingent owner while the policy is In Force by submitting a written request to the Service Center. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide. There may be adverse tax consequences to changing parties of the policy. Nationwide will review the available Enhancement Benefit and may revise it in the event a new policy owner is named.
Beneficiaries
The principal right of a beneficiary is to receive the Death Benefit Proceeds if the Insured dies while the policy is In Force. While the policy is In Force, a policy owner may name more than one beneficiary, designate primary and contingent beneficiaries, change or add beneficiaries, and/or direct Nationwide to distribute the Proceeds other than as described below.
If a primary beneficiary dies or ceases to be in existence before the Insured dies, Nationwide will pay the Death Benefit Proceeds to the surviving primary beneficiaries. Unless specified otherwise by the policy owner, Nationwide will pay multiple primary beneficiaries in equal shares. A contingent beneficiary will become the primary beneficiary if all primary beneficiaries die or cease to exist before the Insured dies and before any Proceeds become payable. A policy owner may name more than one contingent beneficiary. Unless specified otherwise by the policy owner, Nationwide will also pay multiple contingent beneficiaries in equal shares. If no beneficiary or contingent beneficiary is alive or in existence upon the Insured's death, the Death Benefit Proceeds will be payable to the policy owner.
Requests to change or add beneficiaries must be submitted in writing to the Service Center. Nationwide may require that the policy owner send the policy for endorsement before the change is recorded. Any such change request will become effective as of the date signed, however, it will not affect any payment made or action taken before the change is received and recorded by Nationwide.
Purchasing a Policy
The policy is available for Insureds between the issue ages of 18 to 79. To purchase the policy, prospective purchasers must submit a completed application and the required initial Premium payment.
Nationwide must receive evidence of insurability that satisfies its underwriting standards (this may require a medical examination) before it will issue a policy. Nationwide can provide prospective purchasers with the details of its underwriting standards upon request. Nationwide reserves the right to reject any application for any reason permitted by law. Additionally, Nationwide reserves the right to modify its underwriting standards on a prospective basis for newly issued policies at any time.
The minimum initial Base Policy Specified Amount in most states is $50,000. Nationwide reserves the right to modify the minimum Base Policy Specified Amount on a prospective basis for newly issued policies at any time.
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Underwriting may occur at a corporate level to determine whether or not the risks and expenses associated with the insurance applied for is appropriate for Nationwide to assume in placing the policy. Nationwide may refuse to issue any additional policies to a policy owner who has previously been issued policies by Nationwide that have aggregate scheduled annual Premium that exceeds $15 million.
Initial Premium Payment
The initial Premium payment is due on the Policy Date. Any due and unpaid policy charges will be subtracted from the initial Premium payment. Insurance coverage will not be effective until the initial Premium is paid, even if the Policy Date precedes the date the initial Premium is paid. The required initial Premium payment amount is stated in the Policy Data Pages and will depend on the following factors: the initial Base Policy Specified Amount, death benefit option elected, any Riders elected, and Insured's age, health, and activities. Initial Premium may be paid to the Service Center or to an authorized Nationwide representative. The initial Premium payment will not be applied to the policy until the underwriting process is complete.
Insurance Coverage Effective Date
Unless the policy is issued pursuant to an exchange under Section 1035 of the Code, issuance of full insurance coverage occurs on the latest of:
•	the date Nationwide certifies that the complete application materials have been submitted and the underwriting conditions have been satisfied;
•	the Policy Date; or
•	the date the initial Premium is received at the Service Center.
If the policy is issued as a result of an exchange under Section 1035 of the Code, issuance of full insurance coverage occurs on the later of:
•	the date the insurance carrier of the exchanged policy authorizes payment of such policy's proceeds to Nationwide; or
•	the date Nationwide certifies that the complete application materials have been submitted and the underwriting conditions have been satisfied, provided there is sufficient Premium to pay policy charges for at least three months.
Nationwide has the right to reject any application for insurance. If an application is rejected, the Premium will be returned to the policy owner within two business days of the date the decision to reject an application is made.
With respect to any reinstatement or increase in coverage, the effective date of coverage will be the monthly anniversary of the Policy Date on or next following the date Nationwide approves the supplemental application. With respect to any decrease in coverage, the effective date will be the monthly anniversary of the Policy Date on or next following the date Nationwide receives the request.
Insurance coverage will end upon the Insured's death, the policy owner terminates coverage in writing, Nationwide pays the maturity Proceeds, the Grace Period ends, or the policy is surrendered in full.
Right to Cancel (Examination Right)
Under state law a policy owner may, for a limited time, cancel the policy and receive a refund (commonly referred to as the "right to cancel" period). The length of the right to cancel period depends on state law and may vary depending on whether the policy was purchased to replace another policy. The minimum right to cancel period is 10 days.
In order to cancel the policy during the right to cancel period, a policy owner must submit a written cancellation request and return the policy either to the sales representative or to the Service Center. Nationwide will honor written cancellation requests received in good order by the last day of the right to cancel period (if returned by US mail, the request must be post-marked by the last day of the right to cancel period). If the policy is canceled during the right to cancel period, Nationwide will treat the policy as if it was never issued.
Written cancellation requests received after the close of business on the date the right to cancel period expires will not be canceled free of charge.
Within seven days of receipt of a written cancellation request, Nationwide will refund the amount prescribed by state law. The amount Nationwide refunds will be Cash Value and any charges deducted or, in certain states, the greater of the Premium paid or the policy's Cash Value plus any charges deducted.
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Allocation of Net Premium During Right to Cancel Period
Where state law requires the return of initial Premium for cancellations during the right to cancel period, Nationwide will allocate initial Net Premium to the Fixed Account as instructed. Nationwide will allocate initial Net Premium allocated to the Sub-Accounts to the available money market Sub-Account until the right to cancel period expires. At the expiration of the right to cancel period, Nationwide will transfer the amount held in the money market Sub-Account to the requested Sub-Accounts based on the allocation instructions in effect at the time of the transfer.
Where state law requires the return of Cash Value, Nationwide will allocate all of the initial Net Premium to the designated Sub-Accounts and Fixed Account based upon the allocation instructions in effect at the time, on the next Valuation Period.
Premium Payments
This policy does not require a payment of a scheduled Premium amount to keep it In Force. It will remain In Force as long as the conditions that cause a policy to Lapse do not exist, see Lapse and Unfavorable Investment Experience. Premium payment reminder notices will be sent according to the Premium payment schedule selected by the policy owner. Additional Premium payments must be submitted to the Service Center. Each Premium payment must be at least $50. Upon request, Nationwide will furnish Premium payment receipts. Policy owners may make additional Premium payments at any time while the policy is In Force and prior to the Maturity Date, subject to the following:
•	Nationwide may require satisfactory evidence of insurability before accepting any additional Premium payment that results in an increase in the policy's Net Amount At Risk.
•	Nationwide will refund Premium payments that exceed the applicable premium limit established by the Code to qualify the policy as a contract for life insurance.
•	Nationwide will monitor Premiums paid and will notify policy owners when the policy is in jeopardy of becoming a modified endowment contract, see Taxes.
•	Nationwide may require that policy Indebtedness be repaid before accepting any additional Premium payments.
Subsequent Premium payments will be allocated according to the allocation instructions in effect at the time the Premium is received.
Cash Value
Nationwide will determine the Cash Value at least monthly. Cash Value will fluctuate daily and there is no guaranteed Cash Value. At the end of any given Valuation Period, the Cash Value is equal to the sum of:
•	the value of the Accumulation Units allocated to the Sub-Accounts, see Valuation of Accumulation Units;
•	amounts allocated to the Fixed Account, including credited interest; and
•	amounts allocated to the policy loan account (only if a loan was taken), including credited interest, see Policy Loans.
Surrenders and policy charges and deductions will reduce the Cash Value of the policy. If Cash Value is a factor in calculating a benefit associated with the policy, such as the Death Benefit or a benefit associated with an elected Rider, the value of that benefit will also fluctuate, including being reduced due to surrenders and policy charge deductions. If the policy is surrendered or Lapses, the Cash Value will be reduced by the amount of any Indebtedness.
On any date during the policy year, the Cash Value equals the Cash Value on the preceding Valuation Period, plus any Net Premium applied since the previous Valuation Period, minus any policy charges, plus or minus any investment results, and minus any partial surrenders.
Enhancement Benefit
If this policy is completely surrendered and the Proceeds are paid directly to the policy owner, an Enhancement Benefit may be payable under the policy. The Enhancement Benefit is a dollar amount that is added to the Cash Value when there is a complete surrender of the policy. The Enhancement Benefit serves as a partial return of policy charges assessed. In most instances, the Enhancement Benefit will not exceed the sum of all charges assessed on the policy.
Nationwide does not make any deposits to the separate account or Fixed Account as a result of this benefit. There are no investment results associated with the Enhancement Benefit. This enhancement payment will not be made from the policy but is a general account obligation of Nationwide. This means the Enhancement Benefit, including the policy owner’s right
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to receive payment, is subject to Nationwide’s claims paying ability. Any claim to payment of the Enhancement Benefit may be subordinate to other claims on the general account in the event Nationwide becomes insolvent. Nationwide may postpone payment of the Enhancement Benefit for up to six months from the date of a surrender request.
The Enhancement Benefit is designed to, in the event of a surrender in the early policy years, minimize the difference between the accumulated Premiums paid and the actual Cash Surrender Value. A benefit of the Enhancement Benefit to a corporate policy owner is to allow the policy in the early policy years to more closely track the corporate liability it is intended to off-set. The difference between the accumulated Premiums paid and the Cash Surrender Value is generally greater in the early policy years due to the upfront costs associated with purchasing the policy and the lack of time for the policy's Cash Value to grow. This is accomplished by lowering the cost associated with a surrender in the early policy years.
The Enhancement Benefit is calculated as a percentage of Cash Value and is subject to a maximum cap as shown in Appendix C: The Enhancement Benefit. Since the policy’s Cash Value is a factor in determining the Enhancement Benefit, factors that impact the Cash Value will also impact the amount of the Enhancement Benefit, if any. Additionally, if the Supplemental Insurance Rider is In Force, the Enhancement Benefit is reduced because of the lower charges associated with the Rider, see Appendix C: The Enhancement Benefit. The Enhancement Benefit guaranteed duration and guaranteed minimum amount are stated on the Policy Data Pages. Currently, the Enhancement Benefit is available for the first nine policy years if the policy is a modified endowment contract and ten policy years if the policy is not a modified endowment contract. Nationwide may, at any time, change, decrease or eliminate the Enhancement Benefit after the guaranteed duration stated on the Policy Data Pages in a manner that is not discriminatory.
The Enhancement Benefit is payable only upon a complete surrender of a policy that meets the following conditions:
(1)	the Enhancement Benefit is not available during the right to cancel period;
(2)	the surrender Proceeds must be payable to the policy owner. The Enhancement Benefit is not payable on a complete surrender that qualifies as a Code Section 1035 exchange; and
(3)	the Enhancement Benefit is not available in conjunction with a policy loan or a partial surrender, or Lapse.
Policy owners should consult with a tax advisor about the tax treatment of the Enhancement Benefit.
Changing the Amount of Insurance Coverage
The policy owner may request to change the Base Policy Specified Amount. To change the Base Policy Specified Amount, the policy owner must submit in good order, a written request to the Service Center. Changes to the Base Policy Specified Amount will become effective on the next monthly policy anniversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date. However, no change will take effect unless the Cash Surrender Value would be sufficient to keep the policy In Force for at least three months. Nationwide may limit the number of Base Policy Specified Amount changes to one increase and one decrease each policy year. Changes to the Base Policy Specified Amount will typically alter the Death Benefit.
Increases
To increase the Base Policy Specified Amount, the policy owner must provide satisfactory evidence of insurability. The Insured must be between issue ages of 18 to 79 at the time of the request. Any request to increase the Base Policy Specified Amount must be at least $10,000 and the Base Policy Specified Amount after the increase may not exceed the Maximum Death Benefit. Requests to increase the Base Policy Specified Amount will be applied in the proportion the increase bears to Total Specified Amount. This means if a policy has the Supplemental Insurance Rider, all increases will be done proportionally between the policy's Base Policy Specified Amount and Rider Specified Amount. The policy owner cannot elect how to allocate increases in Total Specified Amount after the Policy Date. An increase in the Base Policy Specified Amount may cause an increase in the Net Amount At Risk. Because the Cost of Insurance Charge is based on the Net Amount At Risk, and because there will be a separate cost of insurance rate for the increase, this will usually cause the policy's Cost of Insurance Charge to increase. An increase in the Base Policy Specified Amount may require the policy owner to make larger or additional Premium payments in order to avoid Lapsing the policy.
Decreases
The policy owner may request to decrease the Base Policy Specified Amount any time after the first policy year. Requests to decrease the Base Policy Specified Amount will be applied to the most recent Base Policy Specified Amount increase and applied backwards ending with the original Base Policy Specified Amount. This means if a policy has the Supplemental Insurance Rider, all decreases will be done proportionally between the policy's Base Policy Specified
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Amount and Rider Specified Amount. Decreases to the Base Policy Specified Amount may decrease the Net Amount At Risk (including any Rider charges), depending on the death benefit option elected and the amount of the Cash Value. Nationwide will deny any request to reduce the Base Policy Specified Amount below the minimum Total Specified Amount shown on the Policy Data Page. Nationwide will also deny any request that would disqualify the policy as a contract for life insurance.
Right to Irrevocably Transfer Cash Value to the Fixed Account
At any time while the policy is In Force, a policy owner may elect to irrevocably transfer 100% of the policy’s Cash Value allocated to the Sub-Accounts into the Fixed Account without regard to any restrictions otherwise applicable to Fixed Account transfers.
This conversion right must be invoked in writing by submitting a request to the Service Center on a Nationwide approved form. This election is irrevocable.
Once the request has been processed, the policy will in effect become a fixed life insurance policy, and the policy's Cash Value will be credited with the Fixed Account's interest rate. In addition, the following will apply after conversion:
•	transfers out of the Fixed Account will no longer be available and the policy will no longer participate in the Investment Experience of the Sub-Accounts;
•	allocations of future Premium, transfers, or loan repayments to the Sub-accounts will not be permitted;
•	a Variable Account Asset Charge will no longer be deducted; and
•	all other benefits, services, Riders, and charges, including loans and full and partial surrenders will continue and/or continue to be available, subject to the terms applicable prior to the conversion.
Terminating the Policy
There are several ways that the policy can terminate. All coverage under the policy will terminate when any one of the following events occur:
•	the policy owner requests in writing to the Service Center to terminate coverage;
•	the Insured dies;
•	the policy is In Force on the Maturity Date and the policy owner does not elect to extend coverage beyond the Maturity Date;
•	the policy Lapses; or
•	the policy is surrendered for its Cash Surrender Value.
Terminating the policy may result in adverse tax consequences.
Assigning the Policy
The policy owner may assign any or all rights under the policy while it is In Force, subject to Nationwide’s approval. The beneficiary's interest will be subject to the person or entity to which the policy owner assigned rights. Assignments must be in writing on a form satisfactory to Nationwide. Assignments will become effective on the date signed, unless otherwise specified by the policy owner, and are subject to any payments or actions taken by Nationwide before it is received and recorded at the Service Center. Nationwide is not responsible for the sufficiency or validity of any assignment. Assignments will be subject to any Indebtedness, policy liens, garnishments, court orders, and any previous assignments. If the assignment qualifies as an exchange under Section 1035 of the Code, no Enhancement Benefit will be paid.
Reports and Illustrations
Nationwide will send scheduled Premium payment reminders and transaction confirmations to policy owners upon request. Nationwide will also send quarterly and annual statements that show:
•	the Total Specified Amount;
•	Premiums paid;
•	all charges since the last report;
•	the current Cash Value;
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•	the Cash Surrender Value; and
•	Indebtedness.
Confirmations of individual financial transactions, such as transfers, partial surrenders, and loans are generated and mailed automatically. Copies may be obtained by contacting the Service Center.
Nationwide will send these reminders and reports to the address provided on the application unless directed otherwise. At any time, policy owners may ask for an illustration of future benefits and values under the policy, see Illustration Charge.
Standard Policy Charges
Nationwide takes deductions from Premium payments and/or the Cash Value to compensate it for the services and benefits provided, the costs and expenses incurred, and the risks assumed. Nationwide may generate a profit from any of the charges assessed under the policy and certain expenses may be recovered utilizing more than one charge.
Monthly charges are deducted from Cash Value beginning on the Policy Date. Charges are taken proportionally from the Sub-Accounts and the Fixed Account. Charges taken against allocations to the Sub-Accounts are assessed by redeeming Accumulation Units. The number of Accumulation Units redeemed is determined by dividing the dollar amount of the charge by the Accumulation Unit value for the Sub-Account. Nationwide does not deduct policy charges or Rider charges from the Cash Value attributable to the policy loan account. Interest charged and interest credited against policy loans may result in net charges. For a complete description of how interest is credited and charged, see Policy Loans.
Policy and Rider charges reflect costs and risks associated with issuing the policy and rider(s). Certain charges will vary according to individual characteristics of the Insured. The Insured is assigned to an underwriting class according to his/her Issue Age, sex (if not unisex classified), tobacco rate type, type of evidence of insurability, and any Substandard Ratings. In evaluating and underwriting a corporate or legal entity purchasing the policy, and setting policy charges, Nationwide may take into account several factors, including the purpose for which the policy is being purchased, the anticipated amount and timing of Premium payments, and the expected asset persistency. The policy owner can request an illustration of specific costs and/or see the Policy Data Pages for information about specific policy charges.
Nationwide may change policy and/or Rider charges and rates under the policy at any time, subject to the guaranteed maximum rates stated in the Policy Data Pages. Changes in policy and/or Rider charges and rates vary by changes in future expectations for factors including, but not limited to, Nationwide’s investment earnings, mortality experience, persistency experience, expenses, including reinsurance expenses, and taxes. Changes to policy and/or Rider charges and rates will be on a uniform basis for Insured’s of the same Issue Age, sex (if not unisex classified), rate class, rate type, any Substandard Rating, and Base Policy Specified Amount whose policies have been In Force for the same length of time. If a change in the charges or rates causes an increase to the policy and/or Rider charges, the policy’s Cash Value could decrease. If a change in the charges or rates causes a decrease to the policy and/or Rider charges, the policy’s Cash Value could increase. Any changes will be determined in accordance with state law. Policy and Rider charges will never exceed the maximum charges shown in the fee tables, see In Summary: Fee Tables.
Premium Load
Nationwide deducts a Premium Load from each payment to partially reimburse it for sales expenses and Premium taxes, and certain actual expenses, including expenses related to the sale of the policy. The Variable Account Asset Charge is also designed to partially reimburse us for these expenses. The Premium Load also provides revenue to compensate Nationwide for assuming risks associated with the policy, and revenue that may be a profit. The Premium Load depends on the number of years since the Policy Date, the amount of annual Premium, and the amount of term insurance coverage purchased via the Supplemental Insurance Rider. Each increase in the Base Policy Specified Amount is treated as new coverage, with the Premium Load attributable to the increase determined as if it is part of a newly issued policy. In the policy, the Premium Load Charge is referred to as the "Percent of Premium Charge".
Each premium payment is divided into contributions towards Target Premium and Excess Premium. Target Premium is an annual Premium based on the Base Policy Specified Amount (i.e., the Policy without any Riders) and the Insured's age and underwriting class. A portion of each Premium payment is considered a contribution towards Target Premium until the total of such contributions in a policy year equals the Target Premium. The portion considered a contribution towards Target Premium is equal to the Premium payment multiplied by the ratio of the Base Policy Specified Amount to the Total Specified Amount. The portion of each premium payment that exceeds the Target Premium is Excess Premium.
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In general, election of the Supplemental Insurance Rider decreases the policy’s Target Premium because of policy charge blending (an example of policy charge blending is provided in Appendix D: Examples of Policy Charge Blending). A lower Target Premium impacts the amount of Premium Load assessed because a lower Target Premium will result in a greater portion of Net Premium paid being considered Excess Premium. The Premium Load is generally less when assessed against Excess Premium than when assessed against Target Premium during the early years following policy issuance or after an increase in the Total Specified Amount.
The chart below shows the current Premium Loads on Target Premium and Excess Premium.
Premium Load Applicable To Policies Issued With
Applications Dated On Or After January 1, 2009
Policy Year	Premium Paid Up To Target Premium	Premium Paid In Excess of Target Premium
1	10%	4%
2	8%	3%
3	6%	2%
4	4%	2%
5+	2%	2%
Premium Load Applicable To Policies Issued On Or After January 1, 2006
With Applications Signed Before January 1, 2009
Premium Load for Policies with Less Than $500,000 in First Year Premium (per policy owner)	Policy Year	Premium Load for Policies with $500,000 or More in First Year Premium (per policy owner)
8.5% of Premium payments up to and including Target Premium PLUS 5% of Premium payments in excess of Target Premium	1	7% of Premium payments up to and including Target Premium PLUS 4% of Premium payments in excess of Target Premium
	2	6% of Premium payments up to and including Target Premium PLUS 3% of Premium payments in excess of Target Premium
	3	5% of Premium payments up to and including Target Premium PLUS 2% of Premium payments in excess of Target Premium
	4	4% of Premium payments up to and including Target Premium PLUS 2% of Premium payments in excess of Target Premium
	5	3% of Premium payments up to and including Target Premium PLUS 2% of Premium payments in excess of Target Premium
	6	2% of Premium payments
7
5.5% of Premium payments up to and including Target Premium PLUS 3.5% of Premium payments in excess of Target Premium	8
9
10
3.5% of Premium payments	11+
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Premium Load Applicable To Policies Issued On Or After September 9, 2002
With Applications Signed Before January 1, 2006
Premium Load for Policies with Less Than $500,000 in First Year Premium (per policy owner)	Policy Year	Premium Load for Policies with $500,000 or More in First Year Premium (per policy owner)
9% of Premium payments up to and including Target Premium PLUS 7% of Premium payments in excess of Target Premium	1	9% of Premium payments for the Base Policy Specified Amount up to and including Target Premium
PLUS
6.5% of Premium payments for the Base Policy Specified Amount in excess of Target Premium
PLUS
[3.29% - (A x B)] of Premium payments for the Rider Specified Amount, where
A = 1.29% of the Premium payments allocable to the Rider Specified Amount; and
B = the ratio of the Rider Specified Amount to the Total Specified Amount
2
3
4
5
	6	3.5% of Premium payments
7
5.5% of Premium payments	8
9
10
3.5% of Premium payments	11+	2% of Premium payments
Premium Load Applicable To Policies Issued Prior To September 9, 2002
Policy Year	Premium Load for All Policies
1	9% of Premium payments for the Base Policy Specified Amount up to and including Target Premium
PLUS
6.5% of Premium payments for the Base Policy Specified Amount in excess of Target Premium
PLUS
6.5% of Premium payments for the Rider Specified Amount
2
3
4
5
6
7
8+	3.5% of Premium payments
Illustration Charge
Nationwide only assesses an Illustration Charge for excessive requests for In Force policies. Excessive requests means more than 10 in any 12 month period. This charge compensates Nationwide for the administrative costs of generating the illustration. This charge will not exceed $25 per illustration requested. Any Illustration Charge must be paid at the time of the illustration request. The Illustration Charge will not be deducted from the policy's Cash Value.
The Illustration Charge is not applicable to requests for illustrations of prospective policies during the sales process.
Partial Surrender Fee
Partial Surrender Fees are deducted from the partial surrender amount requested. Nationwide currently waives the Partial Surrender Fee. The fee is intended to compensate Nationwide for the administrative costs associated with calculating and generating the surrender amount. Nationwide may elect in the future to assess a Partial Surrender Fee. The Partial Surrender Fee assessed to each surrender will not exceed the lesser of $25 or 2% of the amount surrendered.
Cost of Insurance Charge
A Cost of Insurance Charge is deducted proportionally from Sub-Account and Fixed Account allocations on the Policy Date and on each monthly anniversary of the Policy Date. The charge is intended to cover Nationwide’s expenses associated with providing expected mortality benefits and assuming certain risks associated with the policy, and to cover other expenses, including acquisition costs, and state and federal taxes. Nationwide may also profit from this charge.
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The Cost of Insurance Charge is the product of the Net Amount At Risk and the cost of insurance rate. The cost of insurance rate will vary by the Insured's issue age, sex (if not unisex classified), tobacco use, any Substandard Ratings, how long the policy has been In Force, and the Base Policy Specified Amount. The cost of insurance rates are based on Nationwide’s expectations as to future mortality and expense experience, investment earnings, persistency, and taxes. Current and guaranteed monthly cost of insurance rates established at issue generally increase year over year to reflect expectations that mortality and underwriting risks generally increase as the Insured's Attained Age and the length of time the Policy has been In Force increase.
There will be a separate cost of insurance rate for the initial Base Policy Specified Amount and any Base Policy Specified Amount increase. The cost of insurance rate(s) will never be greater than what is shown on the Policy Data Pages.
Flat Extras and Substandard Ratings
Nationwide may inquire about the occupation and activities of the Insured through the underwriting process. If the activities or occupation of the Insured cause an increased health or accident risk, it may result in the Insured receiving a Substandard Rating. If this is the case, Nationwide may add an additional component to the Cost of Insurance Charge called a "Flat Extra Charge." The Flat Extra Charge accounts for the increased risk of providing life insurance when one or more of these factors apply to the Insured. The Flat Extra Charge is a component of the total Cost of Insurance Charge, so if applied it will be deducted from Cash Value on the Policy Date and the monthly anniversary of the Policy Date. The monthly Flat Extra Charge is between $0.00 and $2.08 per $1,000 of the Net Amount At Risk. If a Flat Extra Charge is applied, it is shown in the Policy Data Pages. In no event will the Flat Extra Charge result in the Cost of Insurance Charge exceeding the maximum charge shown in In Summary: Fee Tables.
Nationwide will uniformly apply a change in any cost of insurance rate for Insureds of the same age, sex (if not unisex classified), underwriting class, Substandard Ratings, and Base Policy Specified Amount, if the policies have been In Force for the same length of time. If a change in the cost of insurance rates causes an increase to a policy’s Cost of Insurance Charge, the policy's Cash Value could decrease. If a change in the cost of insurance rates causes a decrease to the policy’s Cost of Insurance Charge, the policy's Cash Value could increase.
Non-Medical Underwriting
Nationwide may underwrite the policy on a non-medical basis that may result in a higher Cost of Insurance Charge. Non medical underwriting means that a physical examination to obtain medical information on the proposed Insured is not required to issue the policy. The higher Cost of Insurance Charge would compensate Nationwide for assuming additional mortality risk as a result of issuing without the information that results from medical underwriting. The result is that healthy individuals will subsidize less healthy individuals because there is no medical underwriting, which typically results in lower cost of insurance rates being applied to fully underwritten policies. A medically underwritten policy for a healthy insured would likely have lower cost of insurance rates.
Base Policy Specified Amount Charge
For policies with applications dated on of after January 1, 2009, Nationwide deducts a monthly Base Policy Specified Amount charge from the policy's Cash Value to compensate for sales, underwriting, distribution and issuance of the policy. This charge is not assessed on policies issued with applications dated prior to January 1, 2009. The charge applicable to the policy depends on the Total Specified Amount (the Base Policy Specified Amount and the Rider Specified Amount, if any). The maximum guaranteed monthly Specified Amount Charge is $0.40 Per $1,000 of Base Policy Specified Amount (unless the Policy is purchased in the state of New York with an application signed on or after January 2, 2010, where the maximum guaranteed monthly Specified Amount Charge is $0.085 Per $1,000 of Base Policy Specified Amount). The Base Policy Specified Amount Charge will be deducted proportionally from the Sub Account allocations and the fixed account. In the policy, the Base Policy Specified Amount charge is referred to as the "Specified Amount Charge."
A distinct Rider Specified Amount charge applies to the Supplemental Insurance Rider. If the policy owner elects that Rider, the Total Specified Amount charges paid will depend upon the allocation of Total Specified Amount between the base policy and the Supplemental Insurance Rider. To determine Total Specified Amount charges, the amount of the Base Policy Specified Amount charge must be added to the amount of the Rider Specified Amount charge. Total charges are a weighted average of the amount of Base Policy Specified Amount and Rider Specified Amount. The end result is a charge blending. For further explanation of this blending, including an example, see the "Supplemental Insurance Rider" sub-section of the "Policy Riders and Rider Charges" section of this prospectus.
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Variable Account Asset Charge
Nationwide deducts a daily Variable Account Asset Charge based on the amount of Cash Value allocated to the Sub-Accounts. This charge is reflected in the daily accumulation unit value that is used to price the accumulation units, see Valuation of Accumulation Units. The charge will vary by policy based on the amount of Cash Value allocated to the Sub-Accounts and the length of time the policy has been In Force. The charge compensates Nationwide for certain actual expenses, including a partial reimbursement of acquisition costs and premium taxes not covered by Premium Load charges. The charge also helps Nationwide off-set expense risks associated with the policy, such as the risk that the costs of issuing and administering the policy will be more than expected, the risk that lapse and surrender rates will be higher than expected, and the charge may provide profit to Nationwide. This charge is in addition to any charges assessed by the mutual funds underlying the Sub-Accounts.
The Variable Account Asset Charge is guaranteed not to exceed 0.90% of the policy's Cash Value, on an annualized basis. For policies issued with applications dated before January 1, 2009, this charge is guaranteed not to exceed 0.75% of the policy's Cash Value, on an annualized basis. The table below shows the current Variable Account Asset Charges.
Charge for policy years 1-4	Charge for policy years 5-15	Charge for policy years 16+
0.25% of daily net assets	0.20% of daily net assets	0.10% of daily net assets
A different Variable Account Asset Charge schedule applies to policies with applications signed before January 1, 2006:
Charge for policy years 1-4	Charge for policy years 5-20	Charge for policy years 21+
0.40% of daily net assets	0.25% of daily net assets	0.10% of daily net assets
Administrative Charge
An administrative charge is deducted proportionally from the policy's Sub-Account and Fixed Account allocations on the Policy Date and each monthly anniversary of the Policy Date. The charge reimburses Nationwide for the costs of maintaining the policy, including accounting and record-keeping. The charge is currently $5 per month in all policy years. The maximum guaranteed charge is $10 per month in all policy years.
Mutual Fund Operating Expenses
In addition to the policy charges, there are also charges associated with the mutual funds in which the Sub-Accounts invest. Policy owners do not pay these charges directly, but these charges do affect the value of the assets allocated to the Sub-Accounts because these charges are reflected in the underlying mutual fund prices that Nationwide subsequently uses to value Sub-Account units. The underlying mutual funds' prospectuses contain additional information about these charges. Policy owners may contact the Service Center to receive, free of charge, copies of the prospectuses for any of the underlying mutual funds available under the policy.
A Note on Charges
During a policy's early years, the expenses Nationwide incurs in distributing and establishing the policy exceed the deductions. Nevertheless, Nationwide expects to make a profit over time because variable life insurance is intended to be a long-term financial investment. Accordingly, Nationwide has designed the policy with features and investment options that it believes support and encourage long-term ownership.
Nationwide makes many assumptions and accounts for many economic and financial factors when establishing the policy's fees and charges. The following is a discussion of some of the factors that are relevant to the policy's pricing structure.
Distribution, Promotional, and Sales Expenses
Distribution, promotional, and sales expenses include amounts paid to broker-dealer firms as commissions, expense allowances, and marketing allowances. Nationwide refers to these expenses collectively as "total compensation."
Nationwide has the ability to customize the total compensation package of its broker-dealer firms. Nationwide may vary the form of compensation paid or the percentage or amounts paid as commission, expense allowance, or marketing allowance, to the extent permitted by SEC and FINRA rules and other applicable laws and regulations. However, the total premium based compensation will not exceed the maximum of 40% of first year premiums and 15% for renewal premiums after the first year. For policies with applications dated before January 1, 2009, the total compensation will not exceed a
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maximum of 29.5% of first year premiums and 11.5% for renewal premiums after the first year. Commission may also be paid as an asset-based amount instead of a Premium based amount. If an asset-based commission is paid, it will not exceed 0.30% of the non-loaned cash value per year. For policies with applications dated before January 1, 2009, if an asset-based commission is paid, it will not exceed 0.25% of the non-loaned cash value per year.
Marketing allowance is based on a firm’s ability and demonstrated willingness to promote and market Nationwide’s products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide’s products, which may include but not be limited to, providing conferences or seminars, sales or training programs, advertising and sales campaigns regarding the policies, and payments to assist a firm in connection with its administrative systems, operations and marketing expenses and/or other events or activities sponsored by the firms.
Nationwide may also host training and/or educational meetings including the cost of travel, accommodations and meals for firms that sell the policies as well as assist such firms with marketing or advertisement costs.
The actual amount and/or forms of total compensation paid depend on factors such as the level of premiums Nationwide receives from respective broker-dealer firms and the scope of services the firms provide, and whether the policy is sold with the Supplemental Insurance Rider, see Supplemental Insurance Rider and Policy Charge Blending and Compensation. Some broker-dealer firms may not receive maximum total compensation.
Individual financial professionals typically receive a portion of the commissions/total compensation paid, depending on their arrangement with their broker-dealer firm. Policy owners should consult the financial professional with questions on the compensation received by the financial professional. Policy owners may also consult Nationwide Business Solutions Group about the exact compensation arrangement associated with the policy owner’s policy.
Information on Underlying Mutual Fund Service Fee Payments
Nationwide's Relationship with the Underlying Mutual Funds
The underlying mutual funds incur expenses each time they sell, administer, or redeem their shares. The separate account aggregates policy owner purchase, redemption, and transfer requests and submits net or aggregated purchase/redemption requests to each underlying mutual fund daily. The separate account (not the policy owners) is the underlying mutual fund shareholder. When the separate account aggregates transactions, the underlying mutual fund does not incur the expense of processing individual transactions it would normally incur if it sold its shares directly to the public. Nationwide incurs these expenses instead.
Nationwide also incurs the distribution costs of selling the policy (as discussed above), which benefit the underlying mutual funds by providing policy owners with Sub-Account options that correspond to the underlying mutual funds.
An investment advisor or subadvisor of an underlying mutual fund or its affiliates may provide Nationwide or its affiliates with wholesaling services that assist in the distribution of the policy and may pay Nationwide or its affiliates to participate in educational and/or marketing activities. These activities may provide the advisor or subadvisor (or their affiliates) with increased exposure to persons involved in the distribution of the policy.
Types of Payments Nationwide Receives
In light of the above, the underlying mutual funds or their affiliates make certain payments to Nationwide or its affiliates (the "payments"). The amount of these payments is typically based on a percentage of assets invested in the underlying mutual funds attributable to the policies and other variable policies Nationwide and its affiliates issue, but in some cases may involve a flat fee. These payments are made for various purposes, including payments for the services provided and expenses incurred by the Nationwide companies in promoting, marketing and administering the policies and underlying funds. Nationwide may realize a profit on the payments received.
Nationwide or its affiliates receive the following types of payments:
•	Underlying mutual fund 12b-1 fees, which are deducted from underlying mutual fund assets;
•	Sub-transfer agent fees or fees pursuant to administrative service plans adopted by the underlying mutual fund, which may be deducted from underlying mutual fund assets; and
•	Payments by an underlying mutual fund's advisor or subadvisor (or its affiliates). Such payments may be derived, in whole or in part, from the advisory fee, which is deducted from underlying mutual fund assets and is reflected in mutual fund charges.
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Furthermore, Nationwide benefits from assets invested in affiliated underlying mutual funds (i.e., Nationwide Variable Insurance Trust) because these affiliates receive compensation from the underlying mutual funds for investment advisory, administrative, transfer agency, distribution, and/or other services provided. Overall, Nationwide may receive more revenue with respect to affiliated underlying mutual funds than unaffiliated underlying mutual funds.
Nationwide took into consideration the anticipated mutual fund service fee payments from the underlying mutual funds when it determined the charges imposed under the policies (apart from fees and expenses imposed by the underlying mutual funds). Without these mutual fund service fee payments, Nationwide would have imposed higher charges under the policy.
Amount of Payments Nationwide Receives
For the year ended December 31, 2019, the underlying mutual fund service fee payments Nationwide and its affiliates received from the underlying mutual funds did not exceed 0.75% (as a percentage of the average daily net assets invested in the underlying mutual funds) offered through the policy or other variable policies that Nationwide and its affiliates issued. Payments from investment advisors or subadvisors to participate in educational and/or marketing activities have not been taken into account in this percentage.
Most underlying mutual funds or their affiliates have agreed to make payments to Nationwide or its affiliates, although the applicable percentages may vary from underlying mutual fund to underlying mutual fund and some may not make any payments at all. Because the amount of the actual payments Nationwide or its affiliates receive depends on the assets of the underlying mutual funds attributable to the policy, Nationwide and its affiliates may receive higher payments from underlying mutual funds with lower percentages (but greater assets) than from underlying mutual funds that have higher percentages (but fewer assets).
For policies owned by an employer sponsored retirement plan subject to ERISA, upon a plan trustee’s request, Nationwide will provide a best estimate of plan-specific, aggregate data regarding the amount of underlying mutual fund service fee payments Nationwide received in connection with the plan’s investments either for the previous calendar year or plan year, if the plan year is not the same as a calendar year.
Identification of Underlying Mutual Funds
Nationwide may consider several criteria when identifying the underlying mutual funds, including some or all of the following: investment objectives, investment process, investment performance, risk characteristics, investment capabilities, experience and resources, investment consistency, fund expenses, asset class coverage, the strength of the adviser’s or sub-adviser’s reputation and tenure, brand recognition, and the capability and qualification of each investment firm. Other factors Nationwide may consider during the identification process are: whether the underlying mutual fund's advisor or sub-advisor is a Nationwide affiliate; whether the underlying mutual fund or its service providers (e.g., the investment advisor or sub-advisors), or its affiliates will make mutual fund service fee payments to Nationwide or its affiliates in connection with certain administrative, marketing, and support services; or whether affiliates of the underlying mutual fund can provide marketing and distribution support for sales of the policies. For additional information on these arrangements, see Types of Payments Nationwide Receives. Nationwide reviews the funds periodically and may remove a fund or limit its availability to new contributions and/or transfers of account value if we determine that a fund no longer satisfies one or more of the selection criteria, and/or if the fund has not attracted significant allocations from policy owners.
Nationwide does not recommend or endorse any particular fund and it does not provide investment advice.
There may be underlying mutual funds with lower fees and expenses, as well as other variable policies that offer underlying mutual funds with lower fees and expenses. Policy owners should consider all of the fees and charges of the policy in relation to its features. Higher policy fees and charges and underlying mutual fund fees and expenses have a direct effect on the policy’s investment performance.
Policy Riders and Rider Charges
Policy owners may purchase one or more of the policy’s Riders. There may be additional charges assessed for elected Riders, see In Summary: Fee Tables. The availability, operation, and benefits of the Riders may vary by the state where the policy is issued.
Rider charges are assessed starting on the Policy Date and each monthly anniversary of the Policy Date by taking deductions from the Cash Value. If a Rider is elected after the Policy Date, Rider charges will begin to be deducted on the first monthly anniversary after Nationwide approves the request unless the policy owner requests and Nationwide approves a different date.
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Rider charges compensate Nationwide for the services and benefits provided, the costs and expenses incurred, and the risks assumed by Nationwide associated with offering the Riders. Nationwide may generate a profit from any of the Rider charges.
The maximum and minimum/current Rider charges are stated in the Fee Tables, see In Summary: Fee Tables.
Note: The charge and/or benefits received under certain Riders may be treated as a distribution from the policy for income tax purposes, see Periodic Withdrawals, Non-Periodic Withdrawals in Taxes, and Policy Loans.
Change of Insured Rider
This Rider is automatically issued with the policy with no associated charge. The policy owner may change the Insured at any time after the Policy Date, subject to insurability and the requirements below. There is no charge to change the Insured; however, the policy charges after the change will vary by characteristics of the new Insured including the new Insured’s Attained Age, sex (if not unisex classified), rate type and rate classification including any Substandard Ratings.
Change of Insured requirements:
(1)	The policy owner must submit a written application to change the Insured to the Service Center;
(2)	At the time of the change, the new Insured must have the same business relationship to the policy owner as did the previous Insured;
(3)	The new Insured must have been at least 18 on the Policy Date;
(4)	The new Insured must satisfy Nationwide’s underwriting requirements and may be required to submit satisfactory evidence of insurability; and
(5)	The policy must be In Force and not be in a Grace Period when the request is made and at the time of the change (the "change date").
Coverage of the new Insured will become effective on the change date. Coverage of the previous Insured will terminate on the day before the change date. The change date is the first monthly anniversary on or next following the date the change of Insured requirements are met. The Policy Date will not change.
The Total Specified Amount of the policy will be as stated by the policy owner in the application for the change subject to the following:
(1)	the policy continues to qualify as life insurance under the Code, and
(2)	such Total Specified Amount equals or exceeds the minimum Total Specified Amount stated in the Policy Data Pages.
If the new Insured commits suicide, while sane or insane, within two years of the change date, Nationwide will not pay the Death Benefit. Instead, an amount will be paid equal to the Cash Value as of the change date, plus the sum of Premiums paid since the change date, less any Indebtedness, and less any partial surrenders.
After a change of Insured, Nationwide will not contest the policy after it has been In Force for two years from the change date.
Federal income tax consequences may result from a change in insured. For federal income tax purposes, the substitution of a new insured is treated as an exchange of the policy for another life insurance policy. Because the new insured is not the same as the insured that was substituted, the tax free treatment for policy exchanges under Code Section 1035 may not be available because the requirement that the insured under the policy relate to the same individual would not be met; consequently, the excess Cash Surrender Value over the investment in the policy would be taxable as ordinary income. The foregoing is not comprehensive and cannot replace personalized advice provided by a competent tax professional. The policy owner should seek competent tax advice regarding the tax treatment of the policy when contemplating a change of insured.
Change of Insured Charge
There is no charge associated with the Change of Insured Rider.
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Supplemental Insurance Rider
General Information on the Benefits and Operation of the Supplemental Insurance Rider
This Rider will modify the amount of insurance coverage (Death Benefit) under the policy. The benefit associated with the Supplemental Insurance Rider is term life insurance on the Insured that is: (1) in addition to the Base Policy Specified Amount; (2) payable to the Beneficiary upon the Insured's death; and (3) annually renewable until the Insured reaches Attained Age 100. The charges for the Rider are calculated in the same manner as those applicable to the Base Policy.
Currently, if the policy owner chooses to purchase coverage under this Rider and concurrently reduce the Base Policy Specified Amount by an off-setting amount, some of the charges associated with the policy will be reduced because charges under the Rider may be lower than the corresponding charges under the base policy. Rider policy charges are lower in most cases because the Rider is term insurance. The greater the allocation is to the Rider, the lower the overall charges will be under the policy. See Appendix D: Examples of Charge Blending for examples showing how charges are "blended" when the Supplemental Insurance Rider is elected.
Note that:
•	Certain benefits that are normally available under the policy may be reduced or eliminated when this Rider is in effect;
•	In some years and/or at some ages, the cost of insurance charge for the Rider is more expensive than the cost of insurance for the base policy;
•	The Rider's Death Benefit terminates when the Insured reaches Attained Age 100; and
•	The compensation rates payable to the selling broker-dealer are lower on this Rider than those on the base policy.
The policy owner may purchase the Rider at the time of application or, subject to Nationwide’s approval, at a later time provided that the policy is In Force and the Rider is purchased before the Insured reaches Attained Age 100. If purchased at the time of application, the effective date of the Rider is the same as the effective date of insurance coverage. If purchased subsequently, the effective date will be the monthly anniversary of the Policy Date on or next following the date Nationwide approves the written request, unless the policy owner specifies and Nationwide approves a different date. The Rider Specified Amount may be combined with the Base Policy Specified Amount to satisfy the minimum Total Specified Amount shown on the Policy Data Page. However, while the Rider is in effect, the Base Policy Specified Amount must be at least 10% of the minimum Total Specified Amount. The policy owner may request to either increase or decrease the Total Specified Amount, subject to certain restrictions.
Rider Specified Amount Increases and Reductions Due to Partial Surrender
All increases and decreases of Rider Specified Amount, including decreases due to partial surrender are done proportionally between the amounts allocated to Base Policy Specified Amount and Rider Specified Amount.
Charges Associated with the Supplemental Insurance Rider
The Supplemental Insurance Rider charges listed below are different from the charges under the Base Policy. These charges will be applied to coverage under the Supplemental Insurance Rider and are in addition to the charge(s) paid on coverage under the base policy.
•	Rider Cost of Insurance Charge (for all policies); and
•	Per $1,000 of Rider Specified Amount Charge (only assessed on policies with applications dated on or after January 1, 2009)
Rider Cost of Insurance Charge
If the policy owner elects the Supplemental Insurance Rider, a monthly Supplemental Insurance Rider Cost of Insurance charge will be deducted to compensate Nationwide for providing term life insurance on the Insured, regardless of the Policy Date. This charge is determined by multiplying the Rider's cost of insurance rate by the Rider's Death Benefit (described below). Nationwide bases the Supplemental Insurance Rider cost of insurance rate on expectations as to future experience for factors such as mortality, persistency, expenses, and taxes. The Supplemental Insurance Rider cost of insurance rate will vary by the Insured's Issue Age, sex (if not unisex classified), tobacco use, Substandard Ratings, underwriting class, and the number of years from the Policy Date.
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The Supplemental Insurance Rider Cost of Insurance Charge will be deducted proportionally from the Sub Account allocations and the Fixed Account. Because the Rider charge is deducted from the Cash Value, purchase of this Rider could reduce the amount of the Death Benefit when the Death Benefit depends on Cash Value.
Per $1,000 of Rider Specified Amount Charge
If the policy owner purchases the Supplemental Insurance Rider with an application dated on or after January 1, 2009, Nationwide will deduct a monthly Per $1,000 of Rider Specified Amount Charge from the policy's Cash Value to compensate for sales, underwriting, distribution, and issuance of the Rider. The charge applicable to the policy depends on the Total Specified Amount and the allocation of the Total Specified Amount between the Base Policy Specified Amount and the Rider Specified Amount. The Specified Amount charge for the combination of the base policy and the Supplemental Insurance Rider is determined using a weighted average (i.e., a blend that uses the relative proportions of the base and Rider Specified Amounts) of the base and Rider charges.
The Per $1,000 of Rider Specified Amount Charge will be deducted proportionally from the Sub Account allocations and the fixed account. The table below shows the current Per $1,000 of Rider Specified Amount Charges. The maximum guaranteed monthly Supplemental Insurance Rider Per $1,000 Specified Amount Charge is $0.40 Per $1,000 of Rider Specified Amount (unless the Policy is purchased in the state of New York, where the maximum guaranteed monthly Rider Specified Amount Charge is $0.085 Per $1,000 of Rider Specified Amount). To determine Total Specified Amount charges, add the amount of the Per $1,000 of Base Policy Specified Amount charge to the Per $1,000 of Rider Specified Amount charge. Total charges are a weighted average of the amount of Base Policy Specified Amount and the elected Rider Specified Amount. The end result is a charge blending, see Appendix D: Examples of Charge Blending.
Death Benefit Calculations with the Supplemental Insurance Rider
The death benefit option chosen for the base policy will also be the death benefit option for the Rider and calculation of the Death Benefit. The current death benefit option in effect is shown on the Policy Data Page. The Death Benefit is calculated as the greater of: (1) the Total Specified Amount; or (2) the Minimum Required Death Benefit (which will differ depending on whether the guideline Premium/Cash Value corridor test or the Cash Value accumulation test is used).
After the Death Benefit is calculated, it is allocated between the elected amounts of base policy and this Rider.
(1)	Base Policy Death Benefit – The amount of the Death Benefit allocated to the base policy is calculated using the formula below.
Base Policy Death Benefit = CV + (Total NAAR) x (Base Policy Specified Amount)/(Total Specified Amount)
Where:
CV = the Cash Value of the policy
Total NAAR = the total Net Amount At Risk which is the Death Benefit minus the Cash Value
The formula above determines the portion of the Death Benefit applied to the base policy by determining the ratio Base Policy Specified Amount bears to Total Specified Amount.
(2)	Supplemental Insurance Rider Death Benefit – The amount of the Death Benefit we allocate to the Supplemental Insurance Rider is calculated by taking the Death Benefit and subtracting the Base Policy Death Benefit (as calculated in item 1 above).
In most instances, charges end up being lower if the policy owner allocates as much coverage as possible to the Rider.
Total Specified Amount remains the same unless the policy owner specifically request an increase or decrease. All increases or decreases are done proportionally based on the established allocation between Rider Specified Amount and Base Policy Specified Amount.
If the Cash Value increases, the portion of the Death Benefit attributable to this Rider may, at times, be less than the Rider Specified Amount. If the Cash Value decreases, the portion of the Death Benefit attributable to the base policy may, at times, be less than the Base Policy Specified Amount.
Terminating the Rider
The policy owner may terminate this Rider by submitting a written request to the Service Center. Nationwide may require that the policy owner submit the policy for endorsement. Terminating this Rider will likely result in increased policy charges because of the difference in the pattern of policy charges for the base policy and this Rider. If the Rider is terminated, the
35

calculation of the Death Benefit will apply exclusively to the base policy. Termination may require that the amount of Death Benefit coverage provided by the base policy be increased to maintain the qualification of the policy as a contract of life insurance under the Code.
Nationwide reserves the right to deny any request to terminate this Rider that would disqualify the policy as a contract of life insurance under the Code. If the policy is not issued as a modified endowment contract, terminating this Rider may result in the policy becoming a modified endowment contract. Nationwide will notify the Owner if the policy's non-modified endowment contract status is in jeopardy.
This Rider also terminates upon the earliest of the following dates:
•	The date policy is surrendered or terminated;
•	The date the policy Lapses;
•	The Insured's death; or
•	The date the Insured reaches Attained Age 100.
There is no Cash Value attributable to this Rider. Therefore, there is no Cash Surrender Value attributable to this Rider available to upon termination of this Rider.
In most instances, terminating the Rider will not be to the policy owner’s advantage. If the policy owner decides to terminate the Rider, the policy owner should carefully discuss this decision with the registered representative or a qualified financial advisor.
Policy Loans
After the expiration of the right to cancel period and while the policy is In Force, a policy owner may take a policy loan. A policy loan will be effective as of the date Nationwide receives the policy owner's written request at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms.
Taking a policy loan may increase the risk of Lapse and may result in adverse tax consequences. Unpaid loan interest charges accrue daily at a compounded annual interest rate and can cause the policy's Indebtedness to grow significantly. The policy owner should request an illustration demonstrating the impact of a policy loan on the policy's Cash Value, Cash Surrender Value, and Death Benefit Proceeds.
Loan Amount
The minimum loan amount is $500. At the time of a loan request, policy Indebtedness cannot exceed 90% of the Cash Value (i.e., the sum of existing Indebtedness and the loan request cannot exceed 90% of the Cash Value as of the loan date). Any applicable Enhancement Benefit is not available to be taken as a policy loan. Nationwide pays the policy loan to the policy owner with assets from its general account. Nationwide then uses the policy's Cash Value as collateral for the loan as described below.
Collateral and the Policy Loan Account
As collateral for the policy loan, Nationwide transfers an amount equal to the policy loan from the policy's investment options. Collateral amounts are transferred from the Cash Value to the policy loan account (which is part of Nationwide's general account). Because the policy loan account does not participate in the Investment Experience of the Sub-Accounts, policy loans can permanently affect the Death Benefit Proceeds and the Cash Value of the policy, even if repaid. The policy loan account may be subject to Nationwide's creditors in the event of insolvency.
Amounts transferred from the policy's Cash Value equal to the policy loan account are deducted from the Sub-Accounts in the same proportion as the Sub-Account allocations, unless the policy owner has instructed otherwise. Nationwide will only transfer amounts from the Fixed Account if the loan amount exceeds 90% of the Cash Value allocated to the Sub-Accounts.
The policy owner will earn interest on the collateral held in the policy loan account. Interest will accrue daily at no less than the guaranteed minimum rate stated on the Policy Data Pages. Interest credited to the policy loan account is an obligation of Nationwide’s general account and is dependent on Nationwide’s financial strength and claims paying ability. The interest earned on the policy loan account may be different than the rate earned on Cash Value allocated to the Fixed Account.
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Interest Charged
Nationwide charges interest against policy Indebtedness. Indebtedness is the total amount of all outstanding policy loans, including principal and compounded interest due. The maximum interest rate Nationwide may charge against Indebtedness is 3.50% per annum. For policies issued with applications prior to January 1, 2009, the maximum annual interest rate is 3.75% per annum, see In Summary: Fee Tables for current interest charged rates. Rates may change and may vary by policy year. Currently, for polices issued on or after January 1, 2009, the effective annual interest rate charged on Indebtedness is 2.80% for the first fifteen policy years, 2.55% for policy years 16 through 30, and 2.10% thereafter. For policies issued on or after September 9, 2002, but before January 1, 2009, the current effective annual interest rate charged on Indebtedness is 3.70% for the first fifteen policy years, 3.45% for policy years 16 through 30, and 3.0% thereafter. For policies issued prior to September 9, 2002, the current effective annual interest rate charged on Indebtedness is 3.40% for the first four policy years, 3.25% for policy years five through 20, and 3.10% thereafter. Policy loan interest charges may provide revenue for risk charges and profit.
If policy loan interest is not paid when due, policy Indebtedness will continue to compound at the interest rate in effect, see When Interest is Charged and Credited below. If not paid when due, Nationwide will transfer an amount equal to the unpaid interest from the policy's investment options and add it to the policy loan account causing the original policy loan amount (now, "Indebtedness") to increase by the amount of the unpaid interest charged. Amounts transferred from the policy's investment options as unpaid interest charges will be transferred to the policy loan account in the same manner as a new loan.
Note: Over time, unpaid loan interest charges can cause the policy's Indebtedness to be significant. In some cases, policy Indebtedness may be significant enough to cause the policy to Lapse. In general, it is advantageous to repay Indebtedness and at a minimum, the interest charged on Indebtedness, at least annually.
Upon a full surrender, Lapse, or maturity, the amount received in the original loan request(s), plus unpaid loan interest charged is considered "received" under the Code and may result in adverse tax consequences, see Surrender, Lapse, Maturity in Taxes.
When Interest is Charged and Credited
Interest charged against Indebtedness accrues daily. Interest earned on collateral also accrues daily. Nationwide will transfer interest charged on Indebtedness from the policy's investment options to the collateral account, and transfer interest credited on collateral from the policy loan account to the investment options:
•	Annually, at the end of a policy year;
•	At the time a new loan is requested;
•	When a loan repayment is made;
•	Upon the Insured's death;
•	Upon policy Lapse and/or;
•	Upon a full surrender of the policy.
In most cases, the interest earned on collateral will be less and in some cases, significantly less, than the interest charged against the Indebtedness.
Repayment
The policy owner may repay all or part of policy Indebtedness at any time while the policy is In Force. The minimum loan repayment amount, if any, is stated in the policy. The policy owner should contact the Service Center to obtain loan pay-off amounts.
Note: Interest earned on collateral is not deducted from Indebtedness to calculate loan pay off amounts. If a loan repayment is made, the policy owner's Cash Value is credited with interest earned on collateral and the amount of the loan repayment is deducted from the policy's Indebtedness.
Nationwide will treat any payments made as Premium payments, unless the policy owner specifies that the payment should be applied against the policy's Indebtedness. It may be beneficial for the policy owner to repay Indebtedness before making additional Premium payments because Premium Load charges are deducted from Premium payments but not from loan repayments.
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If the policy owner makes a loan repayment, it will be applied to the Sub-Accounts and the Fixed Account in accordance with the allocation instructions in effect at the time the payment is received, unless the policy owner indicates otherwise.
Repaying Indebtedness will cause the Death Benefit and net Cash Surrender Value to increase accordingly.
Lapse
The policy is at risk of Lapsing when the Cash Surrender Value is insufficient to cover the policy’s monthly deductions, see Unfavorable Investment Experience. Before any policy Lapse, there is a Grace Period during which the policy owner can take action to prevent the Lapse. Subject to certain conditions, the policy owner may reinstate a policy that has Lapsed.
Grace Period
If the Cash Surrender Value on any monthly anniversary date is not sufficient to cover the current monthly deductions, then a Grace Period will begin. At the beginning of a Grace Period, the policy owner will receive a notice from Nationwide that will indicate the amount of Premium that must be paid to avoid lapsing the Policy. This amount is equal to four times the current monthly deductions.
If not paid within 61 days, the policy and all Riders will Lapse.
The Grace Period will not alter the operation of the policy or the payment of Proceeds.
Reinstatement
The policy owner may reinstate a Lapsed policy by:
•	submitting a written request to reinstate the policy to the Service Center any time within three years after the end of the Grace Period (or longer if required by state law) and before the Maturity Date;
•	providing satisfactory evidence of insurability that Nationwide may require;
•	paying sufficient Premium to keep the policy In Force for three months (or less if required by state law) from the date of reinstatement;
•	paying sufficient Premium to cover all policy charges that were due and unpaid during the Grace Period; and
•	repaying or reinstating any Indebtedness that existed at the end of the Grace Period.
The policy owner may also reinstate coverage under certain Riders subject to satisfactory evidence of insurability.
If Nationwide approves the application for reinstatement and receives the required Premium, the effective date of a reinstated policy, including any reinstated Riders, will be the coinciding or next monthly anniversary of the Policy Date following the date Nationwide approves the application for reinstatement.
If the policy is reinstated, the Cash Value on the date of reinstatement will be set equal to the Cash Value at the end of the most recent Grace Period. Nationwide will add any Premiums or loan repayments that were made to reinstate the policy to the Cash Value.
The Sub-Account allocations that were in effect at the start of the Grace Period will be reinstated, unless the policy owner indicates otherwise.
Surrenders
Full Surrender
The policy may be surrendered for the Cash Surrender Value at any time while it is In Force. A surrender will be effective as of the date Nationwide receives the policy owner’s written surrender request in good order at the Service Center. Nationwide reserves the right to require written requests to be submitted on current Nationwide forms. Any applicable surrender charges will be deducted from the policy’s Cash Value, see Surrender Charge. No Enhancement Benefit will be paid if the policy is surrendered pursuant to Section 1035 of the Code or paid to anyone other than the policy owner. See Payment of Policy Proceeds for additional information.
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Partial Surrender
The policy owner may request a partial surrender of the policy's Cash Surrender Value at any time after the policy has been In Force for one year. Nationwide may require that the policy be sent to the Service Center for endorsement.
Nationwide may limit the number of partial surrenders to one per policy year. Currently, the number of partial surrenders is not limited. Nationwide will notify the policy owner in writing if the number of partial surrenders permitted become subject to limits. The minimum amount of any partial surrender request is $500. The maximum amount of a partial surrender in any given policy year is equal to (a) minus (b) minus (c) where:
(a)	is Cash Value;
(b)	is Indebtedness; and
(c)	is the greater of $500 or the last three monthly deductions.
Any applicable Enhancement Benefit is not available to be taken as a partial surrender.
If the policy owner requests a partial surrender, Nationwide will surrender Accumulation Units from the Sub-Accounts proportionally based on the current variable account Cash Value to equal the amount of the partial surrender. If there are insufficient Accumulation Units available, Nationwide will surrender amounts from the Fixed Account.
A partial surrender cannot result in the Total Specified Amount being reduced below the minimum Total Specified Amount indicated on the Policy Data Pages or disqualifying the policy as life insurance under Section 7702 of the Code. Partial surrenders may be subject to income tax penalties. They could also cause the policy to become a "modified endowment contract" under the Code, which could change the income tax treatment of any distribution from the policy.
Reduction of the Total Policy Specified Amount due to a Partial Surrender
When a partial surrender is taken, the Total Policy Specified Amount will be reduced by the amount necessary to prevent an increase in the Net Amount At Risk (unless the partial surrender is a preferred partial surrender). Reduction of the Total Specified Amount is proportional between the Base Policy Specified Amount and the Rider Specified Amount. The Total Policy Specified Amount reduction will not exceed the partial surrender amount. The policy's charges going forward will be based on the new Total Specified Amount.
Any reduction of the Total Specified Amount will be made in the following order: against the most recent increase in the Total Specified Amount, then against the next most recent increases in the Total Specified Amount in succession, and finally, against the initial Total Specified Amount.
Preferred Partial Surrenders
A preferred partial surrender is a partial surrender that:
•	occurs before the 15th policy anniversary; and
•	when added to any prior preferred partial surrenders taken in the same policy year, does not exceed 10% of the Enhanced Cash Value as of the beginning of that policy year.
Preferred partial surrenders do not result in a reduction of the Total Specified Amount. The Total Specified Amount will only be reduced if the total partial surrender is greater than the amount that qualifies as a preferred partial surrender. If the total partial surrender exceeds the amount that qualifies as a preferred partial surrender, then the Total Specified Amount will be reduced only by the difference between the total partial surrender and the preferred partial surrender.
Preferred partial surrenders are non-cumulative. This means that any part of a preferred partial surrender not taken in a given policy year, cannot be added to the available preferred partial surrender amount in any later years.
The Death Benefit
Calculation of the Death Benefit
The Death Benefit will be calculated when Nationwide has received (at the Service Center) all information required to process the claim for Death Benefit Proceeds, including, but not limited to, proof that the Insured has died and any other information Nationwide may reasonably require. The Death Benefit may be subject to an adjustment if an error or misstatement was made upon application, or if the Insured dies by suicide.
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While the policy is In Force, the Death Benefit will never be less than the Base Policy Specified Amount. The Death Benefit will depend on the death benefit option elected, certain Riders, and the tax test elected as discussed in greater detail below. The Death Benefit may vary with the Cash Value of the policy, which is affected by Investment Experience, Indebtedness, and any due and unpaid monthly deductions that accrued during a Grace Period.
The Proceeds payable upon the death of the Insured are equal to the Death Benefit reduced by policy Indebtedness and unpaid charges and increased by any insurance provided by Riders. Also, policies to which an "Enhancement Benefit" is available as of the time the Proceeds become payable may receive an additional payment, see Enhancement Benefit.
Death Benefit Options
Policy owners have a choice of one of three available death benefit options under the policy. If a death benefit option is not selected, Nationwide will issue the policy with Death Benefit Option 1. Not all death benefit options are available in all states.
Death Benefit Option 1
The Death Benefit is the greater of the Total Specified Amount or the Minimum Required Death Benefit on the Insured's date of death. Death Benefit Option 1 provides a stated amount of Death Benefit coverage that generally remains static throughout the life of the policy. Typically, Death Benefit Option 1 is elected by policy owners who are interested in maintaining a pre-determined amount of life insurance coverage.
Death Benefit Option 2
The Death Benefit is the greater of the Total Specified Amount plus the Enhanced Cash Value as of the Insured's date of death, or the Minimum Required Death Benefit on the Insured's date of death. Death Benefit Option 2 provides a stated amount of Death Benefit coverage in addition to the policy's Cash Value. Typically, Death Benefit Option 2 is elected by policy owners who are interested in accumulation of Cash Value in addition to a pre-determined amount of life insurance coverage.
Death Benefit Option 3
The Death Benefit is the greater of the Total Specified Amount plus the accumulated premium account (which consists of all Premium payments, plus interest, minus all partial surrenders as of the Insured's date of death, subject to applicable maximums), or the Minimum Required Death Benefit on the Insured's date of death. Death Benefit Option 3 provides a stated amount of Death Benefit coverage plus a return of accumulated Premium and potential interest. Typically, Death Benefit Option 3 is elected by policy owners who are interested in a policy that provides a pre-determined amount of life insurance coverage, while also providing a return of Premium. The return of Premium component may be advantageous to corporate policy owners who have a need to off-set or account for a corporate liability.
In deciding which death benefit option to elect, the policy owner should consult with a registered representative about the costs and advantages and/or disadvantages of each option. Additionally, the policy owner should request and review policy illustrations representing each option. For policies in which an Enhancement Benefit is available at the time the Death Benefit Proceeds become payable, an additional benefit may be paid, see Enhancement Benefit.
Changes in the Death Benefit Option
After the first policy year, a policy owner may elect to change the death benefit option from either Death Benefit Option 1 to Death Benefit Option 2, or from Death Benefit Option 2 to Death Benefit Option 1. A policy owner may not change to Death Benefit Option 3. However, a policy owner may change from Death Benefit Option 3 to Death Benefit Option 1 or Death Benefit Option 2. Nationwide will permit only one change of the death benefit option per policy year. The effective date of a change will be the monthly anniversary of the Policy Date following the date Nationwide approves the change.
For any change in the death benefit option to become effective, the Cash Surrender Value, after the change must be sufficient to keep the policy In Force for at least three months.
Upon effecting a death benefit option change, the Total Specified Amount may be changed (either increased or decreased) so that the Net Amount At Risk remains the same before and after the change on the date of the change. Because the policy's Net Amount At Risk remains the same before and after the change, changing the death benefit option and preserving the Net Amount At Risk by itself does not alter the policy charges. The policy charges going forward will be based on the adjusted Total Specified Amount. Depending on changes in factors such as fluctuations in the policy's Cash Value, these charges may increase or decrease after the death benefit option change.
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The policy owner should request an illustration demonstrating the impact of a change in the policy's death benefit option.
Nationwide will refuse a death benefit option change that would reduce the Total Specified Amount to a level where the Premium already paid would exceed any premium limitations under the Code.
The Minimum Required Death Benefit
The policy has a Minimum Required Death Benefit. The Minimum Required Death Benefit is the lowest Death Benefit that will qualify the policy as life insurance under Section 7702 of the Code.
The tax tests for life insurance generally require that the policy have a significant element of life insurance and not be primarily an investment vehicle. At the time the policy is issued, the policy owner irrevocably elects one of the following tests to qualify the policy as life insurance under Section 7702 of the Code:
•	the cash value accumulation test; or
•	the guideline premium/cash value corridor test.
If a specific test is not elected, Nationwide will issue the policy with the cash value accumulation test.
Cash Value Accumulation Test
The cash value accumulation test determines the Minimum Required Death Benefit by multiplying the Enhanced Cash Value by a percentage calculated as described in the Code. The percentages depend upon the Insured's age, sex, and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in Premiums as long as there is sufficient Death Benefit in relation to the Cash Value at all times.
Guideline Premium/Cash Value Corridor Test
The guideline premium/cash value corridor test determines the Minimum Required Death Benefit by comparing the Death Benefit to an applicable percentage of the Enhanced Cash Value. These percentages are set out in the Code, but the percentage varies only by the Attained Age of the Insured.
In deciding which test to elect for the policy, consider the following:
•	The cash value accumulation test generally allows flexibility to pay more Premium, subject to Nationwide's approval of any increase in the policy's Net Amount At Risk that would result from higher Premium payments. Premium payments under the guideline premium/cash value corridor test are limited by Section 7702 of the Code.
•	Generally, the guideline premium/cash value corridor test produces a higher Death Benefit in the early years of the policy while the cash value accumulation test produces a higher Death Benefit in the policy's later years.
•	Monthly cost of insurance charges that vary with the amount of the Death Benefit may be greater during the years when the elected test produces a higher Death Benefit.
Regardless of which test is elected, Nationwide will monitor compliance to ensure that the policy meets the statutory definition of life insurance under the Code. As a result, the Proceeds payable under a policy should be excludable from gross income of the beneficiary for federal income tax purposes. Nationwide may refuse additional Premium payments or return Premium payments so that the policy continues to meet the Code's definition of life insurance. Consult a qualified tax advisor on all tax matters involving the policy.
Maximum Death Benefit
For policies issued after the later of May 1, 2002, or the date approved in the state where the policy is issued, Nationwide may limit the Death Benefit to the maximum shown on the Policy Data Pages. The maximum Death Benefit represents the highest amount Nationwide will pay under the policy. Nationwide limits the Death Benefit in situations where it is unable or unwilling to accept any additional liability for providing insurance coverage under the policy. Currently, for Death Benefit Options 1 and 2, the Maximum Death Benefit is equal to the sum of the Cash Value and the lesser of (i) 200% of the Total Specified Amount on the Policy Date and (ii) $8,000,000. For Death Benefit Option 3, the maximum Death Benefit is equal to the lesser of (i) 200% of the Total Specified Amount on the Policy Date plus the lesser of (a) the Death Benefit Option 3 maximum increase and (b) the accumulated premium account; and (ii) the sum of the Cash Value and $8,000,000.00.
For each Valuation Period and upon the death of the Insured, Nationwide will determine whether the policy's Cash Value would cause the Death Benefit to be greater than the Maximum Death Benefit. If the Death Benefit would exceed the Maximum Death Benefit, a partial surrender will be processed from the policy so that the Death Benefit after the partial
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surrender is 90% of the Maximum Death Benefit. The partial surrender will subsequently reduce the Cash Value and Total Specified Amount. If the Supplemental Insurance Rider was elected, the Rider Specified Amount and the Base Policy Specified Amount will be proportionally reduced. A partial surrender of this nature will ultimately reduce total policy charges because of the decreased Total Specified Amount (decreased coverage results in lower charges).
If the policy owner elected Death Benefit Option 3 and the accumulated premium account is greater than the Cash Value, Nationwide may reduce the amount previously credited to the accumulated premium account to an amount equal to 90% of the Cash Value immediately before the reduction. For example, if the Cash Value is $100 and the accumulated premium account is $102, Nationwide would reduce the accumulated premium account by $12 to $90 (i.e., 90% of the Cash Value). The accumulated premium account will not become less than zero because of the reduction. Nationwide will notify the policy owner in writing of any reduction in the accumulated premium account within 30 days of the reduction.
The partial surrender will be deducted proportionally from the Sub-Account allocations and the Fixed Account. No Partial Surrender Fee will be assessed on the partial surrender. The partial surrender will be paid to the policy owner via check and will be accompanied by a transaction confirmation statement within 30 days of such occurrence. Partial surrenders may result in adverse tax consequences. Taxes arising from the partial surrender, if any, are the sole responsibility of the policy owner. The policy owner is encouraged to consult a tax advisor regarding tax implications of receiving a pre-death distribution prior to the purchase of this policy.
The Maximum Death Benefit may, under certain circumstances, curtail the flexibility that the policy affords the policy owner. For example, the policy's Cash Value may increase at a rate that outpaces the ratio of Cash Value to life insurance permitted under the Code. In some instances, this situation may be addressed by increasing the Total Specified Amount of insurance so that the policy's ratio of Cash Value to life insurance is readjusted to comply with the Code definition. If, however, an increase in the Total Specified Amount would cause the Death Benefit to exceed the Maximum Death Benefit, then this method of achieving compliance with the Code definition of life insurance may not be available.
Nationwide may increase the policy's Maximum Death Benefit if doing so would not be unfairly discriminatory or prohibited by state law. If the policy's Maximum Death Benefit is increased, Nationwide will reissue the Policy Data Pages with the revised Maximum Death Benefit.
Incontestability
Nationwide will not contest payment of the Death Benefit based on the initial Total Specified Amount after the policy has been In Force during the Insured's lifetime for two years from the Policy Date, and, in some states, within two years from a reinstatement date. For any change in Total Specified Amount requiring evidence of insurability, Nationwide will not contest payment of the Death Benefit based on such increase after it has been In Force during the Insured's lifetime for two years from its effective date, and, in some states, within two years from a subsequent reinstatement date. The incontestability period in some states may be less than two years.
Nationwide will not contest a policy after a change in the Insured pursuant to the Change of Insured Rider after it has been In Force during the new Insured's lifetime for two years from the Change Date, and in some states, within two years from a reinstatement date. The incontestability period in some states may be less than two years.
Suicide
If the Insured dies by suicide within two years from the Policy Date, and, in some states, within two years of a reinstatement date, Nationwide will pay no more than the sum of the Premiums paid, less any Indebtedness, and less any partial surrenders. Similarly, if the Insured dies by suicide within two years from the date an application for an increase in the Total Specified Amount as accepted by Nationwide, and, in some states, within two years from a subsequent reinstatement date, Nationwide will pay no more than the Death Benefit Proceeds associated with insurance that has been In Force for at least two years from the Policy Date, plus the Cost of Insurance Charges associated with any increase in Total Specified Amount that has been In Force for a shorter period. The suicide period in some states may be less than two years.
If the Insured dies by suicide, while sane or insane, within two years from the effective date of a change of Insured, the amount payable will be equal to the Cash Value as of the change date, plus the sum of Premiums paid since the change date, less any Indebtedness, and less any partial surrenders.
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If the policy was issued pursuant to an exchange under Section 1035 of the Code, and the Insured dies by suicide within two years of the Policy Date, Nationwide will pay a Death Benefit equal to the lesser of: (a) the amount of insurance under the exchanged policy as of the Policy Date; or (b) the Total Specified Amount of this policy. This provision only applies if the exchanged policy was originally issued more than two years prior to the Policy Date of this policy.
Policy Maturity
If the policy is In Force on the Maturity Date, coverage will automatically be extended until the Insured's date of death, unless otherwise elected by the policy owner, see Extending Coverage Beyond the Maturity Date.
If the policy owner elects not to extend coverage beyond the Maturity Date, Nationwide will pay the Proceeds generally within seven days after the written request for payment is received at the Service Center. Nationwide may postpone payment of the Proceeds on the days that it is unable to price Accumulation Units, see Valuation of Accumulation Units. The Proceeds will equal the policy's Cash Value minus any Indebtedness. The policy is terminated once the Proceeds are paid.
The primary purpose of Maturity Date coverage extension is to continue the life insurance coverage, and avoid current income taxes on any earnings in excess of the cost basis if the maturity Proceeds are taken, see Surrender, Lapse, Maturity in Taxes.
Assuming no Indebtedness exists on the Maturity Date and that no partial surrenders or loans are taken after the Maturity Date, the Proceeds after the Maturity Date will equal or exceed the Proceeds on the Maturity Date. However, because the loan interest rate charged may be greater than loan interest credited, if Indebtedness on or after the Maturity Date exists, Proceeds after the Maturity Date may be less than the Proceeds on the Maturity Date.
Extending Coverage Beyond the Maturity Date
After the Maturity Date, the policy will operate the same as it did prior to the Maturity Date except as follows:
•	the Total Specified Amount will be changed to the Cash Value on the Maturity Date and increases or decreases to the Total Specified Amount will not be permitted;
•	Death Benefit Option 2 and Death Benefit Option 3 (for policies with applications dated on or after January 1, 2009) will be changed to Death Benefit Option 1 where the Total Specified Amount equals the Cash Value;
•	the Death Benefit will equal either 101.97% of the Cash Value if the Death Benefit is Option 1 or the Total Specified Amount plus the greater of the accumulated Premiums and Cash Value if the Death Benefit is Option 3;
•	100% of the policy's Cash Value (for policies with Death Benefit Option 1) or the accumulated premium payments (for policies with Death Benefit Option 3 and applications dated before January 1, 2009) will be permanently transferred to the Fixed Account;
•	no additional Premium payments will be permitted;
•	no additional monthly periodic policy charges will be deducted;
•	loans, loan repayments and partial surrenders will continue to be permitted;
•	loan interest will continue to be charged on Indebtedness; and
•	the extension of coverage beyond the Maturity Date will not occur when the policy would fail the definition of life insurance under the Code.
This policy may not qualify as life insurance under federal tax law after the Maturity Date. Extending coverage beyond the Maturity Date may not provide more favorable tax treatment than otherwise applicable to the maturity Proceeds. If the policy owner does not elect to receive the maturity Proceeds on the Maturity Date, coverage will automatically be extended. The policy owner should consult with a qualified tax advisor before coverage is extended beyond the Maturity Date.
Note: If the Supplemental Insurance Rider is in effect, the Maturity Date coverage with respect to the Rider Specified Amount will not be extended.
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Payment of Policy Proceeds
Normally, Nationwide will make a lump sum payment of the Proceeds within seven days after the written request for payment is received at the Service Center. However, Nationwide may postpone payment of the Proceeds from:
•	the general account options for up to six months;
•	on the days that it is unable to price Sub-Account Accumulation Units, see Valuation of Accumulation Units; and/or
•	as permitted or required by federal securities laws and rules and regulations of the SEC.
Death Benefit Proceeds are paid from Nationwide’s general account. For payout options other than lump sum, Nationwide will issue a settlement contract in exchange for the policy, see Policy Settlement Options.
Treatment of Unclaimed Property
Every state has unclaimed property laws which generally declare life insurance policies to be abandoned after a period of inactivity of three to five years from the policy Maturity Date or the date Nationwide becomes informed that a Death Benefit is due and payable. For example, if the payment of a Death Benefit has been triggered, but, if after a thorough search, Nationwide is still unable to locate the beneficiary of the Death Benefit, or the beneficiary does not come forward to claim the Death Benefit in a timely manner, the Death Benefit will be surrendered and placed in a non-interest bearing account. While in the non-interest bearing account, Nationwide will continue to perform due diligence required by state law. Once the state mandated period has expired, Nationwide will escheat the Death Benefit to the abandoned property division or unclaimed property office of the state in which the beneficiary or the policy owner last resided, as shown on Nationwide’s books and records, or to Ohio, Nationwide’s state of domicile. If a claim is subsequently made, the state is obligated to pay any such amount (without interest) to the designated recipient upon presentation of proper documentation.
To prevent escheatment, it is important to update beneficiary designations - including complete names, complete addresses, phone numbers, and social security numbers - as they change. Such updates should be sent to the Service Center.
Payments to Minors
Nationwide will not make payments directly to minors. Contact a legal advisor for options to facilitate payment of Policy Proceeds intended for a minor’s benefit.
Taxes
The tax treatment of life insurance policies under the Internal Revenue Code ("Code") is complex and the tax treatment of the policy will depend on the policy owner's particular circumstances. The policy owner should seek competent tax advice regarding the tax treatment of the policy given their situation. The following discussion provides a general overview of the Code's provisions relating to certain common life insurance policy transactions. Some of the items discussed below may not be applicable to the life insurance policy described herein. It is not and cannot be comprehensive, and it cannot replace personalized advice provided by a competent tax professional.
Types of Taxes
Federal Income Tax
Generally, the United States assesses a tax on income, which is broadly defined to include all items of income from whatever source, unless specifically excluded. Certain expenditures can reduce income for tax purposes and correspondingly the amount of tax payable. These expenditures are called deductions. While there are many more income tax concepts under the Code, the concepts of "income" and "deduction" are the most fundamental to the federal income tax treatment that pertains to this policy.
Federal Transfer Tax
In addition to the income tax, the United States also assesses a tax on some or all of the value of certain transfers of property made by gift while a person is living (the federal gift tax), and by bequest or otherwise at the time of a person's death (the federal estate tax).
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The federal gift tax is imposed on the value of the property (including cash) transferred by gift. Each donor is allowed to exclude an amount per recipient from the value of present interest gifts. In addition, each donor is allowed a credit against the tax on ten million dollars in lifetime gifts (calculated after taking into account the applicable exclusion amount). An unlimited marital deduction may be available for certain lifetime gifts made by the donor to the donor's spouse.
The Tax Cuts and Jobs Act (the "Act") of 2017, doubled the basic estate and gift tax exclusion amount from $5 million to $10 million for estates of persons dying and gifts occurring after December 31, 2017. The exclusion amount is adjusted annually for inflation.
Under current law, an unlimited marital deduction is available for federal estate tax purposes for certain amounts that pass to the surviving spouse.
If the transfer is made to someone two or more generations younger than the transferor, the transfer may be subject to the federal generation-skipping transfer tax ("GSTT"). The GSTT provisions generally apply to the same transfers that are subject to estate or gift taxes. The GSTT is imposed at a flat rate equal to the maximum estate tax rate subject to any applicable exemptions.
State and Local Taxes
State and local estate, inheritance, income and other tax consequences of ownership or receipt of policy proceeds depend on the circumstances of each policy owner or beneficiary. While these taxes may or may not be substantial in every policy owner's case, state by state differences of these taxes preclude a useful description of them in this prospectus.
Buying the Policy
Federal Income Tax
Generally, the Code treats life insurance premiums as a nondeductible expense for income tax purposes.
Federal Transfer Tax
Generally, the Code treats the payment of premiums on a life insurance policy as a gift when the premium payment benefits someone else (such as when premium payments are paid by someone other than the policy owner). Gifts are not generally included in the recipient's taxable income. If the policy owner (whether or not they are the insured) transfers ownership of the policy to another person, the transfer may be subject to a federal gift, estate and income tax.
Investment Gain in the Policy
The income tax treatment of changes in the policy's cash value depends on whether the policy is "life insurance" under the Code. If the policy meets the definition of life insurance, then the increase in the policy's cash value is not included in the policy owner's taxable income for federal income tax purposes unless it is distributed to the policy owner before the death of the insured.
To qualify as life insurance, the policy must meet certain tests set out in Section 7702 of the Code. Nationwide believes the policy meets the statutory requirements of Code Section 7702 and will monitor the policy's compliance with Section 7702, and take whatever steps are necessary to stay in compliance.
Diversification
In addition to meeting the tests required under Section 7702, Section 817(h) of the Code requires that the investments of the separate account be adequately diversified. Regulations under Code Section 817(h) provide that a variable life policy that fails to satisfy the diversification standards will not be treated as life insurance unless such failure was inadvertent, is corrected, and the policy owner or the issuer pays an amount to the IRS. If the failure to diversify is not corrected, the income and gain in the policy would be treated as taxable ordinary income for federal income tax purposes.
Nationwide will also monitor compliance with Code Section 817(h) and the regulations applicable to Section 817(h) and, to the extent necessary, take appropriate action to remain in compliance.
Representatives of the IRS have informally suggested, from time to time, that the number of underlying investment options available or the number of transfer opportunities available under a variable insurance product may be relevant in determining whether the product qualifies for the desired tax treatment. In 2003, the IRS issued formal guidance, in Revenue Ruling 2003-91, that indicates that if the number of underlying investment options available in a variable insurance product does not exceed 20, the number of underlying investment options alone would not cause the policy to
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not qualify for the desired tax treatment. The IRS has also indicated that exceeding 20 underlying investment options may be considered a factor, along with other factors including the number of transfer opportunities available under the policy, when determining whether the policy qualifies for the desired tax treatment. The revenue ruling did not indicate the number of underlying investment options, if any, that would cause the policy to not provide the desired tax treatment. Should the U.S. Secretary of the Treasury issue additional rules or regulations limiting: the number of underlying investment options, transfers between underlying investment options, exchanges of underlying investment options or changes in the investment objectives of underlying investment options such that the policy would no longer qualify as life insurance under Section 7702 of the Code, Nationwide will take whatever steps are available to remain in compliance.
Based on the above, the policy should be treated as life insurance for federal income tax purposes.
Periodic Withdrawals, Non-Periodic Withdrawals and Loans
The tax treatment described in this section applies to withdrawals and loans, premiums Nationwide accepts but then returns to meet the Code's definition of life insurance, and amounts used to pay the premium on any rider to the policy.
The income tax treatment of distributions of cash and loans from the policy depends on whether the policy is also a modified endowment contract ("MEC") under the Code. Generally, the income tax consequences of owning a life insurance policy that is not a MEC ("non-MEC") are more advantageous than the tax consequences of owning a life insurance policy that is a MEC.
Depending on the policy owner's circumstances, the use of the cash value of the policy to pay for the cost of any rider added to the base life insurance policy, could be treated as a distribution, and would be subject to the rules described below. Policy owners should seek competent tax advice regarding the tax treatment of the addition of any rider to the policy taking into account the policy owner's individual facts and circumstances.
A Life Insurance Policy that is a Modified Endowment Contract
The policies offered by this prospectus may or may not be issued as MECs. If a policy is issued as a MEC, it will always be a MEC; a policy that is not issued as a MEC can become a MEC due to subsequent transactions with respect to the policy, such as payment of additional premiums.
Section 7702A of the Code defines MECs as those life insurance policies issued or materially changed on or after June 21, 1988 where the total premiums paid at any time during the first 7 policy years exceed the amount that would have been paid at that point if the policy provided for paid up benefits after the payment of 7 level annual premiums. Under certain conditions, a policy may become a MEC, or may become subject to a new 7-year testing period because of a "material change" or a "reduction in benefits" as defined by Section 7702A(c) of the Code.
All MECs issued to the same owner by the same company during a single calendar year are required to be aggregated and treated as a single policy for purposes of determining the amount that is includible in income when a distribution occurs.
The Code provides special rules for the taxation of surrenders, partial surrenders, loans, collateral assignments, and other pre-death distributions from MECs. Under these special rules, such transactions are treated first as a distribution of gain to the extent that the cash value of the policy exceeds the "investment in the contract" (generally, the net premiums paid for the policy). In addition, a 10% tax penalty generally applies to the taxable portion of such distributions unless an exception to the 10% penalty applies.
A Life Insurance Policy that is NOT a Modified Endowment Contract
If the policy is not issued as a MEC, Nationwide will monitor it and advise the policy owner if the payment of a premium, or other transaction, may cause the policy to become a MEC. It is only with the policy owner's written authorization that Nationwide will permit the policy to become a MEC. Otherwise, Nationwide will reject the requested action or refund any premium paid that exceeds the modified endowment limits
Distributions from a life insurance policy that is not a MEC are generally treated as being first a return of nontaxable premiums paid or investment in the contract, and then taxable income after full recovery of the investment in the contract. Distributions not in excess of investment in the contract will reduce the owner's investment in the contract.
However, in certain circumstances a distribution from a policy that is not a MEC may not be treated as being first a return of nontaxable investment in the contract as previously described. Pursuant to Section 7702(f)(7), a cash distribution during the first 15 years after a policy is issued and a reduction in the specified amount of the death benefit may result in the
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cash distribution being fully or partially taxable to the policy owner. The policy owner should consult a competent tax advisor to carefully consider this potential tax consequences and seek further information before requesting any changes in the terms of the policy.
In general, interest the policy owner pays on a loan from the policy will not be deductible. In addition, unlike a MEC, a loan from a life insurance policy that is not a MEC is not taxable when made, although it can be treated as a distribution if it is forgiven during the owner's lifetime. Distributions from policies that are not MECs are not subject to the 10% early distribution penalty tax. Also, if a loan from a policy that is a non-MEC is outstanding when the policy is canceled or lapses, the amount of the outstanding indebtedness will be added to the amount distributed and will be taxed accordingly. Before taking a policy loan, the policy owner should consult a tax advisor as to the tax consequences.
Surrender, Lapse, Maturity
A full surrender, cancellation of the policy by lapse, or the maturity of the policy on its maturity date may have adverse income tax consequences. If the amount received (or is deemed received upon maturity) plus total policy indebtedness exceeds the investment in the contract, then the excess generally will be treated as taxable ordinary income, regardless of whether the policy is a MEC. In certain circumstances, for example when the policy indebtedness is very large, the amount of tax could exceed the amount distributed to the policy owner at surrender.
The purpose of the maturity date extension feature is to permit the policy to continue to be treated as life insurance for tax purposes. Although Nationwide believes that the extension provision will cause the policy to continue to be treated as life insurance after the initially scheduled maturity date, that result is not certain due to a lack of guidance on the issue. The policy owner should consult with a qualified tax advisor regarding the possible adverse tax consequences that could result from an extension of the scheduled maturity date.
Additional Medicare Tax
Section 1411 of the Code imposes a surtax of 3.8% on certain net investment income received by individuals and certain trusts and estates. The surtax is imposed on the lesser of (a) net investment income or (b) the excess of the modified adjusted gross income over a threshold amount. For individuals, the threshold amount is $250,000 (married filing jointly); $125,000 (married filing separately); or $200,000 (other individuals). The threshold for an estate or trust for 2020 is $7,500.
Modified adjusted gross income is equal to adjusted gross income with several modifications; the policy owner should consult with a tax advisor regarding how to determine the policy owner's modified adjusted gross income for purposes of determining the applicability of the surtax.
Net investment income includes, but is not limited to, interest, dividends, capital gains, rent and royalty income, and income from nonqualified annuities; and may include taxable distributions from, and gain from the sale or surrenders of, life insurance policies as well as gain from its sale or surrender.
Sale of a Life Insurance Policy
If a life insurance policy is transferred or sold it may be taxable to the extent of the gain in the policy, and all or a portion of the gain will be treated as ordinary income.
The Tax Cuts and Jobs Act of 2017, provides that for purposes of calculating gain on the sale of a life insurance policy, the owner’s investment in the contract is not adjusted for cost of insurance (COI) charges. This reverses the IRS’s position in Revenue Ruling 2009-13 that on the sale of a cash value life insurance policy, the seller’s investment in the contract is reduced by previously imposed COI charges.
Under the transfer for value rule, the sale of the policy may result in a portion of the death benefit proceeds being taxable income when paid to the beneficiary. However, exceptions to the transfer for value rule will preclude taxation of the death benefit proceeds if the transfer of the policy is to the insured under the policy, a partner of the insured, a partnership of which the insured is a partner, or to a corporation in which the insured is a shareholder or officer.
However, the Tax Cuts and Jobs Act of 2017 provides that the exceptions to the transfer for value rules are not available to a life insurance policy transferred in a reportable policy sale. Therefore, some portion of the death benefit proceeds that will be payable under the policy could be taxable.
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The Tax Cuts and Jobs Act of 2017 also provides special tax reporting requirements surrounding the sale of a life insurance policy in a reportable policy sale or the transfer of a life insurance policy to a foreign person. Under these new reporting requirements the buyer of a post issue life insurance policy in a reportable policy sale must report the amount of the sales proceeds to the IRS and the insurance company that issued the policy. Upon receipt of the report from the buyer or any notice of a transfer of a life insurance policy to a foreign person, the issuer of the policy is then required to report information related to the sale or transfer of the life insurance policy to the IRS. A policy owner contemplating the transfer or sale of the policy should consult a qualified tax advisor.
Exchanging the Policy for Another Life Insurance Policy
Generally, policy owners will be taxed on amounts received in excess of investment in the contract when the policy is surrendered in full. However, if the policy is exchanged for another life insurance policy, MEC, or annuity contract, the policy owner will not be taxed on the excess amount if the exchange meets the requirements of Code Section 1035. To meet Section 1035 requirements, the insured named in the policy must be the insured for the new policy. Generally, the new policy or contract will be treated as having the same issue date and investment in the contract as the old policy or contract.
If the policy or contract is subject to a policy indebtedness that is discharged as part of the exchange transaction, the discharge of the indebtedness may be taxable. Policy owners should consult with their personal tax or legal advisors in structuring any policy exchange transaction.
Federal Income Taxation of Death Benefits
Death of Insured
Under Section 101 of the Code, the death benefit is generally excludable from the beneficiary's gross income by reason of the insured’s death. However, if the policy had been transferred to a new policy owner for valuable consideration (e.g., through a sale of the policy), a portion of the death benefit may be includible in the beneficiary's gross income when it is paid (see, Sale of a Life Insurance Policy).
The payout option selected by the policy's beneficiary may affect how the payments received by the beneficiary are taxed. Under the various payout options, the amount payable to the beneficiary may include earnings on the death benefit, which will be taxable as ordinary income. For example, if the beneficiary elects to receive interest only, then the entire amount of the interest payment will be taxable to the beneficiary; if a periodic payment (whether for a fixed period or for life) is selected, then a portion of each payment will be taxable interest income, and a portion will be treated as the nontaxable payment of the death benefit. The policy's beneficiaries should consult with their tax advisors to determine the tax consequences of electing a payout option, based on their individual circumstances.
Federal Transfer (Estate, Gift and Generation Skipping Transfer) Taxes
When the insured dies, the death benefit will generally be included in the insured's federal gross estate if: (1) the proceeds were payable to or for the benefit of the insured's estate; or (2) the insured held any "incident of ownership" in the policy at death or at any time within three years of death. An incident of ownership, in general, is any right in the policy that may be exercised by the policy owner, such as the right to borrow on the policy or the right to name a new beneficiary.
If the beneficiary is two or more generations younger than the insured, the death benefit may be subject to the GSTT. Pursuant to regulations issued by the Treasury, Nationwide may be required to withhold a portion of the proceeds and pay them directly to the IRS as the GSTT payment.
If the policy owner is not the insured or a beneficiary, then payment of the death benefit to the beneficiary will be treated as a gift to the beneficiary from the policy owner.
The tax treatment of life insurance policies under the Internal Revenue Code ("Code") is complex and the tax treatment of the policy will depend on the policy owner’s particular circumstances. The policy owner should seek competent tax advice regarding the tax treatment of the policy given their situation.
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Special Considerations for Corporations
Special federal income tax considerations for life insurance policies owned by employers
Sections 101(j) and 6039I of the Code provide special rules regarding the tax treatment of death benefits that are payable under life insurance policies owned by the employer of the insured. These provisions are generally effective for life insurance policies issued after August 17, 2006. If a life insurance policy was originally issued on or before August 17, 2006, but materially modified after that date, it will be treated as having been issued after that date for purposes of Section 101(j). Policies issued after August 17, 2006 pursuant to a Section 1035 exchange generally are excluded from the operation of these provisions, provided that the policy received in the exchange does not have a material increase in death benefit or other material change with respect to the old policy.
Section 101(j) provides the general rule that, with respect to an employer-owned life insurance policy, the amount of death benefit payable to the employer that may be excluded from income cannot exceed the sum of premiums paid and other payments made by the policy owner for the policy. Consequently, under this general rule, some portion of the death benefit will be taxable. Although Section 101(j) is not clear, if lifetime distributions from the policy are made as a nontaxable return of premium, it appears that the reduction would apply for Section 101(j) purposes and reduce the amount of the premium for this purpose.
The general rule of taxability will not apply if the statutory notice and consent requirements are satisfied before the policy is issued and one of the following apply:
1.	The insured was an employee at any time during the 12-month period before the insured’s death;
2.	At the time that the policy is issued, the insured is either a director, a "highly compensated employee" (as defined in the Code), or a "highly compensated individual" (as defined in the Code);
3.	The death benefit is paid to a family member of the insured (as defined in the Code), an individual who is a designated beneficiary (other than the employee) of the insured, a trust established for either the family member’s or beneficiary’s benefit, or the insured’s estate; or
4.	The death benefit is used to buy an equity interest in the employer from the family member of the insured, beneficiary, trust or estate.
Code Section 6039I requires any policy owner of an employer-owned policy to file an annual return showing (a) the number of employees of the policy owner, (b) the number of such employees insured under employer-owned policies at the end of the year, (c) the total amount of insurance in force with respect to those policies at the end of the year, (d) the name, address, taxpayer identification number and type of business of the policy owner, and (e) that the policy owner has a valid consent for each insured (or, if all consents are not obtained, the number of insured employees for whom such consent was not obtained). Proper recordkeeping is also required by this section.
It is the employer's responsibility to (a) provide the proper notice to each insured, (b) obtain the proper consent from each insured, (c) inform each insured in writing that the employer-owner will be the beneficiary of any proceeds payable upon the death of the insured, and (d) file the annual return required by Section 6039I. If the employer-owner fails to provide the necessary notice and information, or fails to obtain the necessary consent, the death benefit will be taxable when received. If the employer-owner fails to file a properly completed return under Section 6039I, a penalty may apply.
Due to the complexity of these rules, and because they are affected by the policy owner’s facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Limitation on interest and other business deductions
Section 264 of the Code imposes a number of limitations on the interest and other business deductions that may otherwise be available to businesses that own life insurance policies. In addition, the premium paid by a business for a life insurance policy is not deductible as a business expense or otherwise if the business is directly or indirectly a beneficiary of the policy.
Federal appellate and trial courts have examined the economic substance of transactions involving life insurance policies owned by corporations. These cases involved relatively large loans against the policy's cash value as well as tax deductions for the interest paid on the policy loans by the corporate policy owner to the insurance company. Under the particular factual circumstances in these cases, the courts determined that the corporate policy owners should not have taken tax deductions for the interest paid. Accordingly, the court determined that the corporations should have paid taxes on the amounts deducted. Corporations should consider, in consultation with tax advisors familiar with these matters, the impact of these decisions on the corporation's intended use of the policy.
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Due to the complexity of these rules, and because they are affected by the policy owner's facts and circumstances, the policy owner should consult with legal and tax counsel and other competent advisors regarding these matters.
Business Uses of the Policy
The life insurance policy may be used in various arrangements, including nonqualified deferred compensation or salary continuance plans, split dollar insurance plans, executive bonus plans, retiree medical benefit plans, and others. The tax consequences of these plans may vary depending on the particular facts and circumstances of each individual arrangement. Therefore, if the policy owner is contemplating using the policy in any arrangement the value of which depends in part on its tax consequences, the policy owner should be sure to consult a tax advisor as to tax attributes of the arrangement.
Non-Resident Aliens and Other Persons Who are Not Citizens of the United States
Special income tax laws and rules apply to non-resident aliens of the United States including certain withholding requirements with respect to pre-death distributions from the policy. In addition, foreign law may impose additional taxes on the policy, the death benefit, or other distributions and/or ownership of the policy.
In addition, special gift, estate and GSTT laws and rules may apply to non-resident aliens, and to transfers to persons who are not citizens of the United States, including limitations on the marital deduction if the surviving or donee spouse is not a citizen of the United States.
If the policy owner is a non-resident alien, or a resident alien, or if any of the policy's beneficiaries (including the policy owner's spouse) are not citizens of the United States, the policy owner should confer with a competent tax advisor with respect to the tax treatment of this policy.
If the policy owner, the insured, the beneficiary, or other person receiving any benefit or interest in or from the policy, are not both a resident and citizen of the United States, there may be a tax imposed by a foreign country that is in addition to any tax imposed by the United States. The foreign law (including regulations, rulings, treaties with the United States, and case law) may change and impose additional or increased taxes on the policy, payment of the death benefit, or other distributions and/or ownership of the policy.
FATCA
Under Sections 1471 through 1474 of the Code (commonly referred to as FATCA), distributions from a policy to a foreign financial institution or to a nonfinancial foreign entity, each as described by FATCA, may be subject to United States tax withholding at a flat rate equal to 30% of the taxable amount of the distribution, irrespective of the status of any beneficial owner of the policy or of the distribution. Nationwide may require the policy owner to provide certain information or documentation (e.g., Form W-9 or Form W-8BEN) to determine its withholding requirements under FATCA.
Withholding and Tax Reporting
Distribution of taxable income from a life insurance policy, including a life insurance policy that is a MEC, is subject to federal income tax withholding. Generally, the recipient may elect not to have the withholding taken from the distribution. Nationwide will withhold income tax unless the policy owner advises Nationwide, in writing, of their request not to withhold. If the policy owner requests that taxes not be withheld, or if the taxes withheld are insufficient, the policy owner may be liable for payment of an estimated tax.
A policy owner is not permitted to waive withholding if the payee does not provide Nationwide with a taxpayer identification number; or if Nationwide receives notice from the Internal Revenue Service that the taxpayer identification number furnished by the payee is incorrect. In that instance, a distribution will be subject to withholding rates established by Section 3405 of the Code and will be applied against the amount of income that is distributed.
However, interest earned on a death benefit may be subject to mandatory back-up withholding. Mandatory backup withholding means that Nationwide is required to withhold taxes on income earned at the rate established by Section 3406 of the Code. Mandatory backup withholding may arise if Nationwide has not been provided a taxpayer identification number, or if the IRS notifies Nationwide that back-up withholding is required.
In certain employer-sponsored life insurance arrangements, participants may be required to report for income tax purposes, one or more of the following:
•	the value each year of the life insurance protection provided;
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•	an amount equal to any employer-paid premiums;
•	some or all of the amount by which the current value exceeds the employer's interest in the policy; and/or
•	interest that is deemed to have been forgiven on a loan that Nationwide deems to have been made by the employer.
Participants in an employer-sponsored plan relating to the policy should consult with the sponsor or the administrator of the plan, and/or with their personal tax or legal advisor to determine the tax consequences, if any, of their employer-sponsored life insurance arrangements.
Taxes and the Value of the Policy
For federal income tax purposes, a separate account is not a separate entity from the company. Thus, the tax status of the separate account is not distinct from our status as a life insurance company. Investment income and realized capital gains on the assets of the separate account are reinvested and taken into account in determining the value of accumulation units. As a result, such investment income and realized capital gains are automatically applied to increase reserves under the policies.
At present, Nationwide does not expect to incur any federal income tax liability that would be chargeable to the accumulation units. Based upon these expectations, no charge is being made against the policy's accumulation units for federal income taxes. If, however, Nationwide determines that taxes may be incurred, Nationwide reserves the right to assess a charge for these taxes.
Nationwide may also incur state and local taxes (in addition to those described in the discussion of the premium taxes) in several states. At present, these taxes are not significant. If they increase, however, charges for such taxes may be made that would decrease the value of the policy's accumulation units.
Tax Changes
The foregoing is a general discussion of various tax matters pertaining to life insurance policies. It is based on our understanding of federal tax laws as currently interpreted by the IRS, is general and is not intended as tax advice. The policy owner should consult their independent legal, tax and/or financial professional.
The Code has been subjected to numerous amendments and changes, and it is reasonable to believe that it will continue to be revised. The United States Congress has, in the past, considered numerous legislative proposals that, if enacted, could change the tax treatment of life insurance policies. For example, the "FY 2013, Budget of the United States Government" includes a proposal which, if enacted, would affect the treatment of corporate owned life insurance policies by limiting the availability of certain interest deductions for companies that purchase those policies. No proposed statutory language has been released yet, so the specifics of the proposal cannot be addressed herein. Such a proposal, if enacted, could have an adverse tax impact on the ownership of life insurance by or for the benefit of business entities. It is reasonable to believe that such proposals, and future proposals, may be enacted into law. The U.S. Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing law that may differ from its current positions on these matters. In addition, current state law (which is not discussed herein) and future amendments to state law may affect the tax consequences of the policy.
Any or all of the foregoing may change from time to time without any notice, and the tax consequences arising out of a policy may be changed retroactively. There is no way of predicting if, when, or to what extent any such change may take place. Nationwide makes no representation as to the likelihood of the continuation of these current laws, interpretations, and policies.
Nationwide Life Insurance Company
Nationwide, the depositor, is a stock life insurance company organized under Ohio law in March 1929, with its home office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide is a provider of life insurance, annuities, and retirement products. It is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico.
Nationwide is a member of the Nationwide group of companies. Nationwide Mutual Insurance Company and Nationwide Mutual Fire Insurance Company (the "Companies") are the ultimate controlling persons of the Nationwide group of companies. The Companies were organized under Ohio law in December 1925 and 1933 respectively. The Companies engage in a general insurance and reinsurance business, except life insurance.
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Nationwide VLI Separate Account-4
Organization, Registration, and Operation
Nationwide VLI Separate Account-4 is a separate account established under Ohio law. Nationwide owns the assets in this account and is obligated to pay all benefits under the policies. Nationwide may use the separate account to support other variable life insurance policies that it issues. The separate account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 ("1940 Act") and qualifies as a "separate account" within the meaning of federal securities laws. For purposes of federal securities laws, the separate account is, and will remain, fully funded at all times. This registration does not involve the SEC's supervision of the separate account's management or investment practices or policies.
The separate account is divided into Sub-Accounts that invest in shares of the underlying mutual funds. Nationwide buys and sells the mutual fund shares at their respective NAV. Any dividends and distributions from a mutual fund are reinvested at NAV in shares of that mutual fund.
Income, gains, and losses, whether or not realized, from the assets in the separate account will be credited to, or charged against, the separate account without regard to Nationwide's other income, gains, or losses. Income, gains, and losses credited to, or charged against, a Sub-Account reflect the Sub-Account's own Investment Experience and not the investment experience of Nationwide's other assets. The separate account's assets are held separately from Nationwide’s other assets and are not part of Nationwide’s general account. Nationwide may not use the separate account's assets to pay any of its liabilities other than those arising from the policies. Nationwide will hold assets in the separate account equal to its liabilities. The separate account may include other Sub-Accounts that are not available under the policies, and are not discussed in this prospectus.
Nationwide does not guarantee any money placed in this separate account. The value of each Sub-Account will increase or decrease, depending on the Investment Experience of the corresponding mutual fund. A policy owner could lose some or all of their money.
Addition, Deletion, or Substitution of Mutual Funds
Where permitted by applicable law, Nationwide reserves the right to:
•	remove, close, combine, or add Sub-Accounts and make new Sub-Accounts available;
•	substitute shares of another mutual fund, which may have different fees and expenses, for shares of an existing mutual fund;
•	transfer assets supporting the policies from one Sub-Account to another, or from one separate account to another;
•	combine the separate account with other separate accounts, and/or create new separate accounts;
•	deregister the separate account under the 1940 Act, or operate the separate account or any Sub-Account as a management investment company under the 1940 Act or as any other form permitted by law; and
•	modify the policy provisions to reflect changes in the Sub-Accounts and the separate account to comply with applicable law.
Nationwide reserves the right to make other structural and operational changes affecting this separate account.
Nationwide will provide notice of any of the changes above. Also, to the extent required by law, Nationwide will obtain the required orders, approvals, and/or regulatory clearance from the appropriate government agencies (such as the various insurance regulators or the SEC). Also, to the extent required by state law, Nationwide will accept an irrevocable election from the policy owner to transfer 100% of the policy's Cash Value to the Fixed Account if received within 60 days after the date the policy owner received notification of a material change in the investment policy of the separate account.
Substitution of Securities
Nationwide may substitute, eliminate, or combine shares of another underlying mutual fund for shares already purchased or to be purchased in the future if either of the following occurs:
(1)	shares of a current underlying mutual fund are no longer available for investment; or
(2)	further investment in an underlying mutual fund is inappropriate.
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Nationwide will not substitute shares of any underlying mutual fund in which the Sub-Accounts invest without any necessary prior approval of the appropriate state and/or federal regulatory authorities. All affected policy owners will be notified in writing by U.S. mail, or any other means permitted by law, in the event there is a substitution, elimination, or combination of shares.
The substitute mutual fund may have different fees and expenses. Substitution may be made with respect to existing investments or the investment of future Premium, or both. Nationwide may close Sub-Accounts to allocations of Premiums or policy value, or both, at any time in its sole discretion. The mutual funds, which sell their shares to the Sub-Accounts pursuant to participation agreements, also may terminate these agreements and discontinue offering their shares to the Sub-Accounts.
Deregistration of the Separate Account
Nationwide may deregister Nationwide VLI Separate Account-4 under the 1940 Act in the event the separate account meets an exemption from registration under the 1940 Act, if there are no shareholders in the separate account or for any other purpose approved by the SEC.
All policy owners will be notified in the event Nationwide deregisters Nationwide VLI Separate Account-4.
Voting Rights
Although the separate account owns the mutual fund shares, policy owners are the beneficial owner of those shares. When a matter involving a mutual fund is subject to shareholder vote, unless there is a change in existing law, Nationwide will vote the separate account's shares only as instructed by policy owners.
When a shareholder vote occurs, a policy owner will have the right to instruct Nationwide how to vote. The weight of each vote is based on the number of mutual fund shares that corresponds to the amount of Cash Value a policy has allocated to that mutual fund's Sub-Account (as of a date set by the mutual fund). Nationwide will vote shares for which no instructions are received in the same proportion as those that are received. What this means is that when only a small number of policy owners vote, each vote has a greater impact on, and may control the outcome of the vote.
Material Conflicts
The underlying mutual funds may be offered through separate accounts of other insurance companies, as well as through other separate accounts of Nationwide. Nationwide does not anticipate any disadvantages to this. However, it is possible that a conflict may arise between the interests of the variable account and one or more of the other separate accounts in which these underlying mutual funds participate.
Material conflicts may occur due to a change in law affecting the operations of variable life insurance policies and variable annuity contracts, or differences in the voting instructions of the policy owners and those of other companies. If a material conflict occurs, Nationwide will take whatever steps are necessary to protect policy owners and variable annuity payees, including withdrawal of the separate account from participation in the underlying mutual fund(s) involved in the conflict.
Legal Proceedings
Nationwide Life Insurance Company
Nationwide Financial Services, Inc. (NFS, or collectively with its subsidiaries, (the "Company") was formed in November 1996. NFS is the holding company for Nationwide Life Insurance Company (NLIC), Nationwide Life and Annuity Insurance Company (NLAIC) and other companies that comprise the life insurance and retirement savings operations of the Nationwide group of companies (Nationwide). This group includes Nationwide Financial Network (NFN), an affiliated distribution network that markets directly to its customer base. NFS is incorporated in Delaware and maintains its principal executive offices in Columbus, Ohio.
The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial
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position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or their affiliates, the Company is cooperating with regulators.
Nationwide Investment Services Corporation
The general distributor, NISC (the "Company"), is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company has agreements with Nationwide Life Insurance Company (NLIC) under which, NLIC pays all litigation costs on behalf of the Company. Should NLIC be unable or unwilling to pay these costs in the future, the Company would be liable for such costs.
The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the Internal Revenue Service, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.
Financial Statements
The Statement of Additional Information ("SAI") contains the financial statements of Nationwide VLI Separate Account-4 and the financial statements and schedules of Nationwide Life Insurance Company (the "Company"). Policy owners may obtain a copy of the SAI FREE OF CHARGE by contacting the Service Center. Please consider the financial statements of the Company only as bearing on Nationwide’s ability to meet the obligations under the policy. Policy owners should not consider the financial statements of the Company as affecting the investment performance of the assets of the separate account.
54

Appendix A: Underlying Mutual Fund Information
This appendix contains information about the underlying mutual funds in which the Sub-Accounts invest. The underlying mutual funds in which the Sub-Accounts invest are designed primarily as investments for variable annuity contracts and variable life insurance policies issued by insurance companies. There is no guarantee that the investment objectives will be met.
Please refer to the prospectus for each underlying mutual fund for more detailed information.

Designations Key:
FF:	The underlying mutual fund corresponding to this Sub-Account primarily invests in other mutual funds. Therefore, a proportionate share of the fees and expenses of any acquired funds are indirectly borne by investors. As a result, investors in this Sub-Account may incur higher charges than if the assets were invested in an underlying mutual fund that does not invest in other mutual funds. Refer to the prospectus for this underlying mutual fund for more information.

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A
This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	AllianceBernstein L.P.
Investment Objective:	Long-term growth of capital.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I
This Sub-Account is only available in policies issued before April 25, 2014
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I
This Sub-Account is only available in policies issued before February 1, 2003
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth by investing in common stocks. Income is a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I
This Sub-Account is only available in policies issued before May 1, 2005
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Capital growth.
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I
This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Century Variable Portfolios, Inc. - American Century VP Ultra® Fund: Class I
This Sub-Account is only available in policies issued before December 31, 2007
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth.
55

American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I
Investment Advisor:	American Century Investment Management, Inc.
Investment Objective:	Long-term capital growth with income as a secondary objective.
American Funds Insurance Series® - Asset Allocation Fund: Class 2
This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund's investment objective is to provide high total return (including income and capital gains) consistent with preservation of capital over the long term.
American Funds Insurance Series® - Bond Fund: Class 2
This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund's investment objective is to provide as high a level of current income as is consistent with the preservation of capital.
American Funds Insurance Series® - Capital World Bond Fund: Class 2 (formerly, American Funds Insurance Series® - Global Bond Fund: Class 2)
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is to provide, over the long term, a high level of total return consistent with prudent investment management.
American Funds Insurance Series® - Global Small Capitalization Fund: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund's investment objective is to provide long-term growth of capital.
American Funds Insurance Series® - Growth Fund: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund's investment objective is to provide growth of capital.
American Funds Insurance Series® - Growth-Income Fund: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objectives are to achieve long-term growth of capital and income.
American Funds Insurance Series® - International Fund: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund's investment objective is to provide long-term growth of capital.
American Funds Insurance Series® - New World Fund®: Class 2
Investment Advisor:	Capital Research and Management Company
Investment Objective:	The fund’s investment objective is long-term capital appreciation.
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Financial Management, Inc.
Investment Objective:	The Fund seeks to maximize total return, consistent with income generation and prudent investment management.
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class II
This Sub-Account is only available in policies issued before December 31, 2016
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The investment objective of the Fund is to seek high total investment return.
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II
Investment Advisor:	BlackRock Advisors, LLC
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	Seek high total investment return.
56

BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Initial Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks investment results that are greater than the total return performance of publicly traded common stocks of medium-size domestic companies in the aggregate, as represented by the Standard & Poor's MidCap 400® Index (S&P 400 Index).
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Investment Objective:	The fund seeks to match the performance of the Standard & Poor's® SmallCap 600 Index (S&P SmallCap 600 Index).
BNY Mellon Stock Index Fund, Inc.: Initial Shares
This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The fund seeks to match the total return of the S&P 500® Index.
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares
This Sub-Account is only available in policies issued before February 1, 2003
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The fund seeks long-term capital appreciation.
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares
Investment Advisor:	BNY Mellon Investment Adviser, Inc.
Sub-advisor:	Fayez Sarofim & Co.
Investment Objective:	The fund seeks long-term capital growth consistent with the preservation of capital. Its secondary goal is current income.
Calvert Variable Products, Inc. - Calvert VP S&P 500 Index Portfolio
This Sub-Account is only available in policies issued before April 30, 2014
Investment Advisor:	Calvert Research and Management
Sub-advisor:	Ameritas Investment Partners, Inc.
Investment Objective:	The Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index.
Davis Variable Account Fund, Inc. - Davis Value Portfolio
This Sub-Account is only available in policies issued before December 31, 2017
Investment Advisor:	Davis Selected Advisors, L.P.
Sub-advisor:	Davis Selected Advisors - NY, Inc.
Investment Objective:	Long-term growth of capital.
Delaware VIP Trust - Delaware VIP Emerging Markets Series: Service Class
This Sub-Account is only available in policies issued before December 31, 2016
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The Series seeks long-term capital appreciation.
Delaware VIP Trust - Delaware VIP Small Cap Value Series: Service Class
Investment Advisor:	Delaware Management Company, Inc.
Investment Objective:	The fund seeks capital appreciation.
Deutsche DWS Investments VIT Funds - DWS Small Cap Index VIP: Class A
Investment Advisor:	DWS Investment Management Americas, Inc.
Sub-advisor:	Northern Trust Investments, Inc.
Investment Objective:	Seeks to replicate, as closely as possible, before the deduction of expenses, the performance of the Russell 2000® Index, which emphasizes stocks of small US companies.
57

Deutsche DWS Variable Series II - DWS CROCI® U.S. VIP: Class B
This Sub-Account is only available in policies issued before December 31, 2010
Investment Advisor:	DWS Investment Management Americas, Inc.
Investment Objective:	Seeks to achieve a high rate of total return.
Deutsche DWS Variable Series II - DWS Small Mid Cap Value VIP: Class B
This Sub-Account is only available in policies issued before December 31, 2013
Investment Advisor:	DWS Investment Management Americas, Inc.
Investment Objective:	Long-term capital appreciation.
DFA Investment Dimensions Group Inc. - VA International Small Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To achieve long-term capital appreciation.
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To achieve long-term capital appreciation.
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio
Investment Advisor:	Dimensional Fund Advisors LP
Investment Objective:	To achieve long-term capital appreciation.
DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class
Investment Advisor:	Dimensional Fund Advisors LP
Sub-advisor:	Dimensional Fund Advisors LTD, DFA Australia Limited
Investment Objective:	To provide inflation protection and earn current income consistent with inflation-protected securities.
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class
Investment Advisor:	Eaton Vance Management
Investment Objective:	The fund seeks to provide a high level of current income.
Federated Hermes Insurance Series - Federated Hermes Fund for U.S. Government Securities II (formerly, Federated Insurance Series - Federated Fund for U.S. Government Securities II)
Investment Advisor:	Federated Investment Management Company
Investment Objective:	To provide current income.
Federated Hermes Insurance Series - Federated Hermes Quality Bond Fund II: Primary Shares (formerly, Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares)
This Sub-Account is only available in policies issued before December 31, 2018
Investment Advisor:	Federated Investment Management Company
Investment Objective:	Current income.
Fidelity Variable Insurance Products - Emerging Markets Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	The fund seeks capital appreciation.
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2005 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Investment Objective:	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
58

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2015 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Investment Objective:	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2025 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Investment Objective:	Seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2035 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Investment Objective:	High total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2045 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2050 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2055 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2060 Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
59

Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class
Investment Advisor:	FMR Co., Inc.
Investment Objective:	The fund seeks high total return with a secondary objective of principal preservation as the fund approaches its target date and beyond.
Designation: FF
Fidelity Variable Insurance Products Fund - VIP Contrafund® Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Long-term capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Reasonable income.
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	As high a level of current income as is consistent with preservation of capital and liquidity.
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	High total return through a combination of current income and capital appreciation.
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class
This Sub-Account is only available in policies issued before May 1, 2002
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital growth.
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class
This Sub-Account is only available in policies issued before February 1, 2003
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	High level of current income while also considering growth of capital.
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc., Geode Capital Management, LLC
Investment Objective:	Total return.
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class
This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	High level of current income.
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class
This Sub-Account is only available in policies issued before December 31, 2017
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Long-term growth of capital.
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class
This Sub-Account is only available in policies issued before December 31, 2007
Investment Advisor:	Fidelity Management & Research Company
Sub-advisor:	FMR Co., Inc. (FMRC), FMR Investment Management (UK) Limited (FMR UK), and other investment advisers serve as sub-advisers for the fund.
Investment Objective:	Long-term growth of capital.
60

Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	The fund seeks above-average income and long-term capital growth, consistent with reasonable investment risk. The fund seeks to provide a yield that exceeds the composite yield of the S&P 500® Index.
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class
This Sub-Account is only available in policies issued before February 1, 2003
Investment Advisor:	Fidelity Management & Research Company
Investment Objective:	Capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks capital appreciation.
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2
Investment Advisor:	Franklin Mutual Advisers, LLC
Investment Objective:	Seeks long-term total return.
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2
Investment Advisor:	Templeton Investment Counsel, LLC
Investment Objective:	Seeks long-term capital growth.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2014
Investment Advisor:	Franklin Advisers, Inc.
Investment Objective:	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Growth Opportunities Fund: Service Shares
This Sub-Account is only available in policies issued before December 31, 2016
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Institutional Shares
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term growth of capital.
Goldman Sachs Variable Insurance Trust - Goldman Sachs VIT Mid Cap Value Fund: Institutional Shares
This Sub-Account is only available in policies issued before May 1, 2006
Investment Advisor:	Goldman Sachs Asset Management, L.P.
Investment Objective:	Seeks long-term capital appreciation.
Invesco - Invesco V.I. American Value Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Seeks long term capital appreciation.
Invesco - Invesco V.I. Growth and Income Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	To seek long-term growth of capital and income.
61

Invesco - Invesco V.I. High Yield Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Sub-advisor:	Invesco Canada Ltd.
Investment Objective:	Total return, comprised of current income and capital appreciation.
Invesco - Invesco V.I. International Growth Fund: Series I Shares
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares
This Sub-Account is only available in policies issued before December 31, 2015
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Small Cap Equity Fund: Series I Shares
This Sub-Account is only available in policies issued before December 31, 2017
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares
This Sub-Account is only available in policies issued before December 31, 2008
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Long-term growth of capital.
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I
This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The investment seeks capital appreciation.
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Invesco Oppenheimer V.I. Global Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks total return.
Invesco Oppenheimer V.I. International Growth Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Main Street Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	The Fund seeks capital appreciation.
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I
Investment Advisor:	Invesco Advisers, Inc.
Investment Objective:	Capital appreciation.
Ivy Variable Insurance Portfolios - Asset Strategy: Class II
This Sub-Account is only available in policies issued before December 31, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return.
62

Ivy Variable Insurance Portfolios - Growth: Class II
This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - High Income: Class II
This Sub-Account is only available in policies issued before December 31, 2017
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide total return through a combination of high current income and capital appreciation.
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II
This Sub-Account is only available in policies issued before December 31, 2018
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Science and Technology: Class II
Investment Advisor:	Ivy Investment Management Company
Investment Objective:	To seek to provide growth of capital.
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II
This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	Ivy Investment Management Company
Sub-advisor:	Securian Asset Management, Inc.
Investment Objective:	To seek to provide total return through capital appreciation and current income.
Janus Aspen Series - Janus Henderson Balanced Portfolio: Service Shares (formerly, Janus Henderson VIT Balanced Portfolio: Service Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term capital growth, consistent with preservation of capital and balanced by current income.
Janus Aspen Series - Janus Henderson Enterprise Portfolio: Service Shares (formerly, Janus Henderson VIT Enterprise Portfolio: Service Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Flexible Bond Portfolio: Service Shares (formerly, Janus Henderson VIT Flexible Bond Portfolio: Service Shares)
This Sub-Account is only available in policies issued before December 31, 2019
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Maximum total return, consistent with preservation of capital.
Janus Aspen Series - Janus Henderson Forty Portfolio: Service Shares (formerly, Janus Henderson VIT Forty Portfolio: Service Shares)
This Sub-Account is only available in policies issued before December 31, 2014
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
Janus Aspen Series - Janus Henderson Global Technology and Innovation Portfolio: Service Shares (formerly, Janus Henderson VIT Global Technology Portfolio: Service Shares)
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
63

Janus Aspen Series - Janus Henderson Mid Cap Value Portfolio: Service Shares (formerly, Janus Henderson VIT Mid Cap Value Portfolio: Service Shares)
This Sub-Account is only available in policies issued before December 31, 2016
Investment Advisor:	Janus Capital Management LLC
Sub-advisor:	Perkins Investment Management LLC ("Perkins")
Investment Objective:	Capital appreciation.
Janus Aspen Series - Janus Henderson Overseas Portfolio: Service Shares (formerly, Janus Henderson VIT Overseas Portfolio: Service Shares)
This Sub-Account is only available in policies issued before December 31, 2016
Investment Advisor:	Janus Capital Management LLC
Investment Objective:	Long-term growth of capital.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	Capital appreciation with the secondary goal of achieving current income by investing primarily in equity securities.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio: Class 1
Investment Advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Portfolio seeks capital growth over the long term.
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares
Investment Advisor:	Lazard Asset Management LLC
Investment Objective:	Long-term capital appreciation.
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I
This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	Legg Mason Partners Fund Advisor, LLC
Sub-advisor:	ClearBridge Investments, LLC
Investment Objective:	The fund seeks long-term growth of capital.
Lincoln Variable Insurance Products Trust - LVIP Baron Growth Opportunities Fund: Service Class
This Sub-Account is only available in policies issued before December 31, 2011
Investment Advisor:	Lincoln Investment Advisors Corporation (LIA)
Sub-advisor:	BAMCO, Inc.
Investment Objective:	Capital appreciation.
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	To seek high current income and the opportunity for capital appreciation to produce a high total return.
Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio: Class VC
This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	Capital appreciation through investments, primarily in equity securities, which are believed to be undervalued in the market place.
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek a high level of income consistent with preservation of capital.
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC
Investment Advisor:	Lord, Abbett & Co. LLC
Investment Objective:	The Fund’s investment objective is to seek income and capital appreciation to produce a high total return.
64

MainStay VP Funds Trust - MainStay VP Floating Rate Portfolio: Service Class
Investment Advisor:	New York Life Investment Management LLC
Sub-advisor:	New York Investors LLC
Investment Objective:	Seeks high current income.
MFS® Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS New Discovery Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust - MFS Total Return Bond Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek total return with an emphasis on current income, but also considering capital appreciation.
MFS® Variable Insurance Trust - MFS Value Series: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Blended Research® Core Equity Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Corporate Bond Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek total return with an emphasis on current income, but also considering capital appreciation.
MFS® Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust II - MFS Research International Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
MFS® Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class
Investment Advisor:	Massachusetts Financial Services Company
Investment Objective:	To seek capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I
This Sub-Account is only available in policies issued before March 31, 2011
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in common stocks and other equity securities.
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	High total return by investing primarily in fixed income securities of government and government-related issuers and, to a lesser extent, of corporate issuers in emerging market countries.
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Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II
This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	Morgan Stanley Investment Management Inc.
Sub-advisor:	Morgan Stanley Investment Management Company
Investment Objective:	The Portfolio seeks to provide current income and capital appreciation.
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class I
This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	Long-term capital appreciation by investing primarily in growth-oriented equity securities of large capitalization companies.
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I
This Sub-Account is only available in policies issued before December 31, 2007
Investment Advisor:	Morgan Stanley Investment Management Inc.
Investment Objective:	The Fund seeks to provide above average current income and long-term capital appreciation by investing primarily in equity securities of companies in the U.S. real estate industry, including real estate investment trusts.
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I
This Sub-Account is only available in policies issued before December 31, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Amundi Pioneer Institutional Asset Management, Inc.
Investment Objective:	The Fund seeks to provide above average total return over a market cycle of three to five years.
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I
This Sub-Account is only available in policies issued before February 1, 2003
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital growth and income through investments in equity securities, including common stocks and securities convertible into common stocks.
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I
This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks to provide high current income.
Nationwide Variable Insurance Trust - NVIT AQR Large Cap Defensive Style Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I)
This Sub-Account is only available in policies issued before December 31, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	AQR Capital Management, LLC
Investment Objective:	The Fund seeks total return through a flexible combination of capital appreciation and current income.
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Aggressive Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
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Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Balanced Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return through investment in both equity and fixed income securities.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Capital Appreciation Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a less aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Conservative Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Blueprint(SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderate Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Aggressive Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Blueprint (SM) Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Blueprint(SM) Moderately Conservative Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Bloomberg Barclays U.S. Aggregate Bond Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I
This Sub-Account is only available in policies issued before December 31, 2012
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC and Standard Life Investments (Corporate Funds) Limited
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies located in emerging market countries.
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Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I
This Sub-Account is no longer available to receive transfers or new premium payments effective October 21, 2002
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Federated Investment Management Company
Investment Objective:	The Fund seeks as high a level of current income as is consistent with preserving capital and maintaining liquidity. The Fund is a money market fund that seeks to maintain a stable net asset value of $1.00 per share.
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Lazard Asset Management LLC
Investment Objective:	The Fund seeks long-term capital growth by investing primarily in equity securities of companies in Europe, Australasia, the Far East and other regions, including developing countries.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II
This Sub-Account is no longer available to receive transfers or new premium payments effective May 1, 2014
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the MSCI EAFE® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks maximum growth of capital consistent with a more aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a conservative level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderate level of risk as compared to other Investor Destinations Funds.
Designation: FF
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Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks growth of capital, but also seeks income consistent with a moderately aggressive level of risk as compared to other Investor Destinations Funds.
Designation: FF
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Investment Objective:	The Fund seeks a high level of total return consistent with a moderately conservative level of risk.
Designation: FF
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic℠ Multi-Asset Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	J.P. Morgan Investment Management Inc.
Investment Objective:	The Fund seeks a high level of total return.
Nationwide Variable Insurance Trust - NVIT Jacobs Levy Large Cap Growth Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc.
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mellon Dynamic U.S. Core Fund: Class I (formerly, Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I)
This Sub-Account is only available in policies issued before May 1, 2016
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Mellon Investments Corporation
Investment Objective:	The Fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Massachusetts Financial Services Company; Mellon Investments Corporation; and Wellington Capital Management LLP
Investment Objective:	The fund seeks long-term capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	American Century Investment Management, Inc.; Thompson, Siegel & Walmsley LLC; and WEDGE Capital Management, L.L.P.
Investment Objective:	The fund seeks long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I
This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Invesco Advisers, Inc. and Wellington Management Company, LLP
Investment Objective:	The Fund seeks capital growth.
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I
This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and WCM Investment Management, LLC
Investment Objective:	The Fund seeks capital appreciation.
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Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Jacobs Levy Equity Management, Inc. and Invesco Advisers, Inc.
Investment Objective:	The Fund seeks long-term growth of capital.
Nationwide Variable Insurance Trust - NVIT Newton Sustainable U.S. Equity Fund: Class I (formerly, Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I)
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Newton Investment Management Limited
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the fund's financial criteria and social policy.
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wellington Management Company LLP
Investment Objective:	The Fund seeks current income and long-term capital appreciation.
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Nationwide Asset Management, LLC
Investment Objective:	The Fund seeks to provide a high level of current income while preserving capital and minimizing fluctuations in share value.
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	BlackRock Investment Management, LLC
Investment Objective:	The Fund seeks to match the performance of the Russell 2000® Index as closely as possible before the deduction of Fund expenses.
Nationwide Variable Insurance Trust - NVIT Wells Fargo Discovery Fund: Class I
Investment Advisor:	Nationwide Fund Advisors
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	The Fund seeks long-term capital growth. The fund invests at least 80% of its net assets in equity securities issued by small- and medium-sized companies with market capitalization similar to those of companies included in the Russell 2500 index.
Neuberger Berman Advisers Management Trust - Mid Cap Growth Portfolio: Class S
This Sub-Account is no longer available to receive transfers or new premium payments effective November 6, 2015
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: Class I
This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: Class I
This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The fund seeks growth of capital.
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I
This Sub-Account is only available in policies issued before May 1, 2019
Investment Advisor:	Neuberger Berman Investment Advisers LLC
Investment Objective:	The Fund seeks long-term growth of capital by investing primarily in securities of companies that meet the Fund's environmental, social and governance (ESG) criteria.
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PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class
This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	PIMCO
Sub-advisor:	Research Affiliates, LLC
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
Designation: FF
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - International Bond Portfolio (Unhedged): Administrative Class
This Sub-Account is only available in policies issued before December 31, 2017
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum real return, consistent with preservation of real capital and prudent investment management.
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class
Investment Advisor:	PIMCO
Investment Objective:	The Portfolio seeks maximum total return, consistent with preservation of capital and prudent investment management.
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I
This Sub-Account is only available in policies issued before December 31, 2018
Investment Advisor:	Amundi Pioneer Asset Management, Inc.
Investment Objective:	Maximize total return through a combination of income and capital appreciation.
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB
This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	Putnam Investment Management, LLC
Sub-advisor:	Putnam Investments Limited
Investment Objective:	Seeks capital appreciation.
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Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class
This Sub-Account is only available in policies issued before December 31, 2016
Investment Advisor:	Royce & Associates, LP
Investment Objective:	Long-term capital growth.
Designation: FF
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class
Investment Advisor:	Royce & Associates, LP
Investment Objective:	Long-term capital growth.
Schwab Annuity Portfolios - Schwab® S&P 500 Index Portfolio
Investment Advisor:	Charles Schwab Investment Management, Inc.
Investment Objective:	The fund’s goal is to track the total return of the S&P 500 Index.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks to provide long-term capital growth. Income is a secondary objective.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks a high level of dividend income and long-term capital growth primarily through investments in stocks.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks long-term capital appreciation.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II
This Sub-Account is only available in policies issued before May 1, 2004
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks to provide long-term capital appreciation by investing in mid-cap stocks with potential for above-average earnings growth.
T. Rowe Price Equity Series, Inc. - T. Rowe Price Moderate Allocation Portfolio
This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks the highest total return over time consistent with an emphasis on both capital appreciation and income.
T. Rowe Price Equity Series, Inc. - T. Rowe Price New America Growth Portfolio
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks to provide long-term capital growth by investing primarily in the common stocks of growth companies.
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio
This Sub-Account is only available in policies issued before December 31, 2019
Investment Advisor:	T. Rowe Price Associates, Inc.
Investment Objective:	The fund seeks a high level of income consistent with moderate fluctuations in principal value.
VanEck VIP Trust - VanEck VIP Emerging Markets Fund: Initial Class
This Sub-Account is only available in policies issued before May 1, 2002
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in equity securities in emerging markets around the world.
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VanEck VIP Trust - VanEck VIP Global Hard Assets Fund: Initial Class
Investment Advisor:	Van Eck Associates Corporation
Investment Objective:	Seeks long-term capital appreciation by investing primarily in hard asset securities. Income is a secondary consideration.
Vanguard Variable Insurance Fund - Balanced Portfolio
Investment Advisor:	Wellington Management Company, LLP
Investment Objective:	Seeks to provide long-term capital appreciation and reasonable current income.
Vanguard Variable Insurance Fund - Capital Growth Portfolio
Investment Advisor:	PRIMECAP Management Company
Investment Objective:	The Portfolio seeks to provide long-term capital appreciation.
Vanguard Variable Insurance Fund - Diversified Value Portfolio
Investment Advisor:	Barrow, Hanley, Mewhinney & Strauss, LLC
Investment Objective:	Seeks to provide long-term capital appreciation and income.
Vanguard Variable Insurance Fund - International Portfolio
Investment Advisor:	Baillie Gifford Overseas Ltd.; Schroder Investment Management North America, Inc.
Investment Objective:	Seeks to provide long-term capital appreciation.
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	The Portfolio seeks to track the performance of a benchmark index that measures the investment return of mid-capitalization stocks.
Vanguard Variable Insurance Fund - Real Estate Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	Seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity REITs.
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio
Investment Advisor:	Vanguard Fixed Income Group
Investment Objective:	Seeks to provide current income while maintaining limited price volatility.
Vanguard Variable Insurance Fund - Small Company Growth Portfolio
This Sub-Account is only available in policies issued before May 1, 2020
Investment Advisor:	ArrowMark Partners; Vanguard Quantitative Equity Group
Investment Objective:	Vanguard Variable Insurance Fund Small Company Growth Portfolio seeks to provide long-term capital appreciation.
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio
Investment Advisor:	Vanguard Fixed Income Group
Investment Objective:	Vanguard Variable Insurance Fund Total Bond Market Index Portfolio seeks to track the performance of a broad, market-weighted bond index.
Vanguard Variable Insurance Fund - Total International Stock Market Index Portfolio
Investment Advisor:	Vanguard Equity Index Group
Investment Objective:	The Portfolio seeks to track the performance of a benchmark index that measures the investment return of stocks issued by companies located in developed and emerging markets, excluding the United States.
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I
Investment Advisor:	Virtus Investment Advisers, Inc.
Sub-advisor:	Duff & Phelps Investment Management Co.
Investment Objective:	Capital appreciation and income with approximately equal emphasis.
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Wells Fargo Variable Trust - VT Discovery Fund: Class 2
This Sub-Account is only available in policies issued before January 2, 2008
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2
This Sub-Account is only available in policies issued before February 1, 2003
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2
Investment Advisor:	Wells Fargo Funds Management, LLC
Sub-advisor:	Wells Capital Management, Inc.
Investment Objective:	Seeks long-term capital appreciation.
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Appendix B: Definitions
Accumulation Unit – An accounting unit of measure of an investment in, or share of, a Sub-Account. Accumulation Unit values are initial set at $10 for each Sub-Account.
Attained Age – A person's Issue Age plus the number of full years since the Policy Date.
Base Policy Specified Amount – The amount of insurance coverage selected under the base policy, excluding any Rider Specified Amount.
Cash Surrender Value – The amount payable to the policy owner upon a full surrender of the policy. This amount is equal to the Enhanced Cash Value, minus Indebtedness and outstanding policy charges.
Cash Value – The total amount allocated to the Sub-Accounts, the policy loan account, and the Fixed Account.
Code – The Internal Revenue Code of 1986, as amended.
Death Benefit – The amount paid upon the Insured's death, before the deduction of any Indebtedness, or due and unpaid policy charges.
Enhanced Cash Value – The sum of the policy's Cash Value plus the Enhancement Benefit, if applicable.
Enhancement Benefit – An additional amount added to the policy's Cash Value upon a full surrender of the policy during the applicable policy years, provided the qualifying conditions have been satisfied.
Excess Premium – Any Premium applied to the policy that is not considered Target Premium.
Fixed Account – An investment option that is funded by Nationwide's general account.
Grace Period – A 61-day period after which the Policy will Lapse if sufficient payments are not made to prevent Lapse.
In Force – Any time during which benefits are payable under the policy and any elected Rider(s).
Indebtedness – The total amount of all outstanding policy loans, including principal and interest due.
Insured – The person whose life is insured under the policy, and whose death triggers payment of the Death Benefit.
Investment Experience – The market performance of a mutual fund/Sub-Account.
Issue Age – A person's age based on their last birthday on or before the Policy Date.
Lapse – The policy terminates without value.
Maturity Date – The policy anniversary on which the Insured reaches Attained Age 100 for policies with applications dated prior to January 1, 2009. For policies with applications dated on or after January 1, 2009, the Maturity Date is the anniversary of the Policy Date on or next following the Insured reaching Attained Age 120.
Minimum Required Death Benefit – The lowest Death Benefit that will qualify the policy as life insurance under the Code.
Nationwide – Nationwide Life Insurance Company.
Net Amount At Risk – The policy's base Death Benefit minus the policy's Cash Value.
Net Asset Value (NAV) – The price of each share of a mutual fund in which a Sub-Account invests. NAV is calculated by subtracting the mutual fund's liabilities from its total assets, and dividing that figure by the number of shares outstanding. Nationwide uses NAV to calculate the value of Accumulation Units. NAV does not reflect deductions made for charges taken from the Sub-Accounts.
Net Premium – The amount of Premium applied to the policy after the deduction of the Percent of Premium Charge.
Policy Data Page(s) – The Policy Data Page(s) are issued as part of the policy and contain information specific to the policy and the Insured, including coverage and Rider elections. Updated Policy Data Page(s) will be issued if the policy owner makes any changes to coverage elections after the policy is issued.
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Policy Date – The date the policy takes effect as shown in the Policy Data Pages. Policy years, months, and anniversaries are measured from this date.
Policy owner or Owner – The person or entity named as the owner on the application, or the person or entity assigned ownership rights.
Policy Proceeds or Proceeds – The amount payable upon termination of the policy. Policy Proceeds may constitute the Death Benefit, the Maturity Proceeds, or the Cash Surrender Value upon a full surrender of the policy.
Premium – Amount(s) paid to purchase and maintain the policy.
Rider – An optional benefit purchased under the policy. Rider availability and Rider terms may vary depending on the state in which the policy was issued.
Rider Specified Amount – The portion of the Total Specified Amount attributable to the Supplemental Insurance Rider.
SEC – Securities and Exchange Commission.
Service Center – The department of Nationwide responsible for receiving all service and transaction requests relating to the policy. For service and transaction requests submitted other than by telephone (including fax requests), the Service Center is Nationwide's mail and document processing facility. For service and transaction requests communicated by telephone, the Service Center is Nationwide's operations processing facility. Information on how to contact the Service Center is in the Contacting the Service Center provision.
Sub-Account(s) – The mechanism used to account for allocations of Net Premium and Cash Value among the policy's variable investment options.
Substandard Rating – An underwriting classification based on medical and/or non-medical factors used to determine what to charge for life insurance based on characteristics of the Insured beyond traditional factors for standard risks, which include age, sex, and tobacco habits of the Insured. Substandard Ratings are shown in the Policy Data Pages as rate class multiples (medical factors) and/or monthly flat extras (medical and/or non-medical factors). The higher the rate class multiple or monthly flat extra, the greater the risk assessed and the higher the cost of coverage.
Target Premium – The maximum amount of Premium the policy owner may pay to purchase Base Policy Specified Amount under Section 7702A of the Code and still have the policy treated as a life insurance contract for federal tax purposes. This is the maximum Premium that the policy owner may pay based on the "7-Pay method", which determines the limits on Premium payments in each of the first seven policy years. The actual amount is based on numerous factors which include the Issue Age of the Insured, Substandard Ratings (if any), and an adjustment for any Premium exchanged into the policy under Section 1035 of the Code.
Total Specified Amount – The sum of the Base Policy Specified Amount and the Rider Specified Amount, if applicable.
Valuation Period – The period during which Nationwide determines the change in the value of the Sub-Accounts. One Valuation Period ends and another begins with the close of trading on the NYSE.
76

Appendix C: The Enhancement Benefit
The Enhancement Benefit is calculated monthly and is equal to the product of the Cash Value multiplied by the Enhancement Percentage. If an enhancement cap is applicable, the Enhancement Benefit will not to exceed the product of (a) and (b), where:
(a) = the Enhancement Cap Percentage (if applicable)
(b) = the Total Percent of Premium Charge Paid.
Currently, the percentages used in the Enhancement Benefit calculation decline after the first policy year. The benefit decreases to zero at the end of the ninth policy year if the policy is a modified endowment contract and tenth policy year if the policy is not a modified endowment contract.
Since the policy's Cash Value is a factor in determining the Enhancement Benefit, factors that impact the Cash Value will also impact the amount of the Enhancement Benefit, if any. If the Supplemental Insurance Rider is In Force, the Enhancement Benefit is reduced because of the lower charges associated with the Rider.
Policy owners may elect to modify their Enhancement Benefit by choosing at the time the policy is issued a percentage allocation between two Enhancement Benefit schedules, Schedule A and Schedule B. The enhancement percentages from the respective schedules will be blended, according to the allocation percentages elected to determine the Enhancement Benefit percentage applicable to a particular policy. This blending option allows the policy owner to more closely match the benefit to the corporate liability it is intended to off-set.
The A and B Enhancement Benefit schedules reflect different patterns of intended performance. Schedule A provides a greater Enhancement Benefit in early policy years and then decreases at a faster rate. Schedule B provides a lower Enhancement Benefit in the early policy years and decreases at a slower rate. The policy owner can choose any percentage blend between Schedule A and Schedule B. Policy owners should consult with a registered representative to determine an appropriate blending of Enhancement Benefit schedules that best fit their particular needs.
The tables below show the current factors used to calculate the Enhancement Benefit for the first and last month of each policy year. The actual calculation will depend on the month the policy is surrendered because all factors decrease monthly during a policy year except for the first policy year. Policy owners may, free of charge, request a calculation of their current Enhancement Benefit by contacting our Service Center.
Enhancement Benefit Factors for Modified Endowment Contracts
	Base Policy Enhancement Percentage		Rider Enhancement Percentage			Enhancement Cap Percentage
Policy Year	Month 1	Month 12	Month 1	Month 12
1	4.70%	4.70%	3.70%	3.70%	155%
2	4.65%	4.15%	3.66%	3.25%	155%
3	4.10%	3.60%	3.21%	2.80%	150%
4	3.55%	3.05%	2.76%	2.35%	145%
5	3.00%	2.45%	2.31%	1.85%	140%
6	2.40%	1.85%	1.81%	1.35%	135%
7	1.80%	1.25%	1.31%	0.85%	105%
8	1.20%	0.65%	0.81%	0.40%	85%
9	0.60%	0.00%	0.37%	0.00%	65%
10	0.00%	0.00%	0.00%	0.00%	35%
11+	0.00%	0.00%	0.00%	0.00%	0%
Enhancement Benefit Factors for Non-Modified Endowment Contracts
Applicable Only to Policies With Applications Signed Before January 2, 2010
	Base Policy Enhancement Percentage		Rider Enhancement Percentage			Enhancement Cap Percentage
Policy Year	Month 1	Month 12	Month 1	Month 12
1	15.85%	15.85%	5.20%	5.20%	155%
2	15.65%	13.41%	5.13%	4.40%	155%
3	13.22%	11.10%	4.33%	3.60%	150%
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	Base Policy Enhancement Percentage		Rider Enhancement Percentage			Enhancement Cap Percentage
Policy Year	Month 1	Month 12	Month 1	Month 12
4	10.92%	8.88%	3.55%	3.00%	145%
5	8.70%	6.75%	2.96%	2.50%	140%
6	6.58%	4.66%	2.46%	2.00%	135%
7	4.52%	3.02%	1.96%	1.50%	105%
8	2.92%	1.86%	1.46%	1.00%	85%
9	1.78%	0.89%	0.96%	0.50%	65%
10	0.82%	0.00%	0.46%	0.00%	35%
11+	0.00%	0.00%	0.00%	0.00%	0%
Using the factors available in the tables above, here is an example of how an Enhancement Benefit would be calculated.
In this example, assume the following:
•	A surrender is requested in the last month of policy year 2.
•	The policy is a non-modified endowment contract.
•	The Cash Value is $200,000.
•	The Base Policy Specified Amount Allocation (as a percentage of the Total Specified Amount) is 75%.
•	The Rider Specified Amount Allocation (as a percentage of the Total Specified Amount) is 25%.
•	The Cumulative Premium Load paid is $15,250.
Using these assumptions, the Enhancement Benefit, capped by the Enhancement Cap, is calculated as follows:
Enhancement Percentage x Cash Value
Where: Enhancement Percentage = (Base Policy Specified Amount Allocation x Base Enhancement Percentage) + (Rider Specified Amount Allocation x Rider Enhancement Percentage) =(0.75 x 13.41%) + (0.25 x 4.40%) =11.1575%
=11.1575% x $200,000 =$22,315.00Enhancement Cap =Enhancement Cap Percentage x cumulative Premium Load
=155% x $15,250 =$23,637.50
Since $22,315.00 is below the $23,637.50 Enhancement Cap, the Enhancement Benefit here is $22,315.00.
Enhancement Benefit Factors for Non-Modified Endowment Contracts: Blending of Enhancement Benefit Schedules
Applicable Only to Policies With Applications Signed On or After January 2, 2010
	Base Policy Enhancement Percentage Schedule A		Base Policy Enhancement Percentage Schedule B		Rider Enhancement Percentage Schedule A		Rider Enhancement Percentage Schedule B			Enhancement Cap Percentage Schedule A	Enhancement Cap Percentage Schedule B
Policy Year	Month 1	Month 12	Month 1	Month 12	Month 1	Month 12	Month 1	Month 12
1	16.15%	16.15%	13.35%	13.35%	6.00%	6.00%	4.60%	4.60%	155%	140%
2	15.95%	13.69%	13.19%	11.39%	5.93%	5.10%	4.53%	3.80%	155%	140%
3	13.44%	10.70%	11.27%	10.00%	5.02%	4.10%	3.73%	3.00%	150%	140%
4	10.46%	7.87%	9.86%	8.37%	4.03%	3.20%	2.97%	2.60%	145%	140%
5	7.71%	5.90%	8.21%	6.50%	3.12%	2.25%	2.58%	2.35%	140%	145%
6	5.75%	4.04%	6.35%	4.64%	2.20%	1.60%	2.31%	1.90%	135%	140%
7	3.94%	2.88%	4.54%	3.48%	1.56%	1.10%	1.87%	1.50%	105%	135%
8	2.78%	1.69%	3.40%	2.49%	1.06%	0.60%	1.47%	1.10%	85%	100%
9	1.61%	0.71%	2.39%	1.31%	0.57%	0.20%	1.06%	0.60%	65%	65%
10	0.65%	0.00%	1.20%	0.00%	0.18%	0.00%	0.55%	0.00%	35%	35%
11+	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0.00%	0%	0%
Using the factors available in the table above, here is an example of how an Enhancement Benefit would be calculated.
In this example, we will assume the following:
A surrender in the last month of policy year 2.
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The policy is a non-modified endowment contract.
Cash Value =$200,000.
75% Base Policy Specified Amount Allocation (as a percentage of the Total Specified Amount).
25% Rider Specified Amount Allocation (as a percentage of the Total Specified Amount).
Cumulative Premium Load =$15,250.
60% Enhancement Schedule A and 40% Enhancement Schedule B election.
Using these assumptions, the Enhancement Benefit, capped by the Enhancement Cap, is calculated as follows:
Enhancement Benefit = [X (Base policy Specified Amount Allocation) + Y (Rider Specified Amount Allocation)] x Cash Value
Where: X	=	[(Enhancement Schedule A election) (base policy Enhancement Percentage Schedule A)] +
[(Enhancement Schedule B election) (Base policy Enhancement Percentage Schedule B)]
	=	[(60%)(13.69%) + (40%)(11.39%)] =12.77%
Y	=	[(Enhancement Schedule A election) (Rider Enhancement Percentage Schedule A)] +
[(Enhancement Schedule B election) (Rider Enhancement Percentage Schedule B)]
	=	[(60%)(5.10%)] + [(40%)(3.80%)] =4.58%
	=	[(12.77%)(0.75) + (4.58%)(0.25)] x $200,000
	=	(10.73%) x $200,000
	=	$21,445.00
Enhancement Cap = [(Enhancement Schedule A election) (Enhancement Cap percentage Schedule A) +
(Enhancement Schedule B election) (Enhancement Cap Percentage Schedule B)] x cumulative Premium Load=[(60%) (155%) + (40%) (140%)] x $15,250 =149% x $15,250 =$22,722.50
Since $21,445.00 is below the $22,722.50 Enhancement Cap, the Enhancement Benefit here is $21,445.00.
79

Appendix D: Examples of Charge Blending
For Policies with Applications Signed On or After January 2, 2010
The tables and the calculations below show examples of how actual charges would be determined using a sample policy assuming the following:
•	The policy is in year 3.
•	The Total Specified Amount is $1,000,000.00.
•	The Total Specified Amount is allocated 80% to Base Policy Specified Amount and 20% to Rider Specified Amount. Therefore, the Base Policy Specified Amount Allocation is 80% and Rider Specified Amount Allocation is 20%.
In each table, the first column after the "Policy Year" column shows charges associated with the Base Policy, the second column shows charges associated with the Supplemental Insurance Rider and the third column shows how those charges will be "blended" with an election of the Supplemental Insurance Rider. The "blending" calculates charges based on a weighted average of the Base Policy Specified Amount and Rider Specified Amount. To determine weighted average, the charge amount attributed to base policy charges and rider charges are independently multiplied by their respective allocations and the result of each is added together to achieve the total charge assessed.
For the examples below, assume:
Policy year 3
Total Specified Amount is $1,000,000.00
Total Specified Amount is allocated 80% to Base Policy Specified Amount and
20% to Rider Specified Amount; therefore,
Base Policy Specified Amount Allocation is 80%
Rider Specified Amount Allocation is 20%
All of the tables and calculation examples use the current charges as disclosed in the "In Summary: Fee Tables" section of the prospectus. If maximum charges were used in these examples, the charges would be higher.
Premium Load: Deducted from Each Premium Paid
Policy Year	Target Premium Charge	Excess Premium Charge	80%/20% Charge Blend
1	10.00%	4.00%	8.80%
2	8.00%	3.00%	7.00%
3	6.00%	2.00%	5.20%
4	4.00%	2.00%	3.60%
5	2.00%	2.00%	2.00%
Using the charges in the table above and the assumptions in the example listed above, here is how the total Premium Load charge is calculated.
Total Premium Load Charges
= [(Base Policy Specified Amount Allocation) x (Target Premium Charge)] +
[(Rider Specified Amount Allocation) x (Excess Premium Charge)]
= [(0.80) x (0.06)] + [(0.20) x (0.02)]
= [(0.048)] + [(0.004)]
= 0.052 or 5.20% of Premium received during the policy year.
Annualized Variable Account Asset Charge: Deducted Monthly from Sub-Accounts Value
Policy Year	Base Variable Account Asset Charge	Rider Variable Account Asset Charge	80%/20% Charge Blend
1	0.25%	0.25%	0.25%
80

Policy Year	Base Variable Account Asset Charge	Rider Variable Account Asset Charge	80%/20% Charge Blend
2	0.25%	0.25%	0.25%
3	0.25%	0.25%	0.25%
4	0.25%	0.25%	0.25%
5	0.20%	0.20%	0.20%
Using the charges in the table above and the assumptions in the example listed above, here is how the annualized Variable Account Asset Charge is calculated.
Annualized Variable Account Asset Charge
= [(Base Policy Specified Amount Allocation) x (Base Variable Account Asset Charge)] + [(Rider Specified Amount Allocation) x (Rider Variable Account Asset Charge)] = [(0.80) x (0.0025)] + [(0.20) x (0.0025)]
= [(0.002)] + [(0.0005)]
= 0.0025 or 0.25% of the daily net assets allocated to the Sub-Accounts.
Per $1,000 of Total Specified Amount Charge: Deducted Monthly from Cash Value
Policy Year	Base Specified Amount Charge	Rider Specified Amount Charge	80%/20% Charge Blend
1	$80.00	$20.00	$68.00
2	$80.00	$20.00	$68.00
3	$80.00	$20.00	$68.00
4	$80.00	$20.00	$68.00
5	$80.00	$20.00	$68.00
Using the charges in the table above and the assumptions in the example listed above, here is how the Per $1,000 of Total Specified Amount charge is calculated.
Per $1,000 of Total Specified Amount Charge Per Month
= [(Base Policy Specified Amount Allocation) x (Per $1,000 of Base Policy Specified Amount Charge)] + [(Rider Specified Amount Allocation) x (Per $1,000 of Rider Specified Amount Charge)]
= [(0.80) x ($80.00)] + [(0.20) x ($20.00)]
= [($64.00)] + [($4.00)]
= $68.00, deducted monthly from Cash Value.
Cost of Insurance Per $1,000 of Net Amount At Risk based on Issue
Age of 45: Deducted Monthly from Cash Value*
Policy Year	Base Policy Cost of Insurance	Rider Cost of Insurance	80%/20% Charge Blend
1	0.08689	0.04033	0.07758
2	0.10017	0.04698	0.08953
3	0.11223	0.05474	0.10073
4	0.12556	0.06377	0.11320
5	0.18135	0.07430	0.15994
*	Cost of Insurance charge rates change each policy year based on the increasing age of the Insured.
Using the charges in the table above and the assumptions in the example listed above, here is how the Cost of Insurance per $1,000 charge is calculated.
Cost of Insurance Per $1,000 Charge
= [(Base Policy Specified Amount Allocation) x (Base Cost of Insurance Per $1,000)] + [(Rider Specified Amount Allocation) x (Rider Cost of Insurance Per $1,000)]
= [(0.80) x (0.11223)] + [(0.20) x (0.05474)]
= [(0.089784)] + [(0.010948)]
81

= 0.10073 per $1,000 of Net Amount At Risk.
For Policies with Applications Signed Before January 2, 2010
Premium Load: Deducted from Each Premium Paid
Policy Year	Target Premium Charge	Excess Premium Charge	80%/20% Charge Blend
1	10.00%	4.00%	8.80%
2	8.00%	3.00%	7.00%
3	6.00%	2.00%	5.20%
4	4.00%	2.00%	3.60%
5	2.00%	2.00%	2.00%
Annualized Variable Account Asset Charge: Deducted Monthly from Sub-Accounts Value
Policy Year	Base Variable Account Asset Charge	Rider Variable Account Asset Charge	80%/20% Charge Blend
1	0.25%	0.25%	0.25%
2	0.25%	0.25%	0.25%
3	0.25%	0.25%	0.25%
4	0.25%	0.25%	0.25%
5	0.20%	0.20%	0.20%
Per $1,000 of Total Specified Amount Charge: Deducted Monthly from Cash Value
Policy Year	Base Specified Amount Charge	Rider Specified Amount Charge	80%/20% Charge Blend
1	$1,320.00	$240.00	$1,104.00
2	$1,320.00	$240.00	$1,104.00
3	$1,320.00	$240.00	$1,104.00
4	$1,320.00	$240.00	$1,104.00
5	$1,320.00	$240.00	$1,104.00
Cost of Insurance Per $1,000 of Net Amount At Risk based on Issue
Age of 45: Deducted Monthly from Cash Value*
Policy Year	Base Policy Cost of Insurance	Rider Cost of Insurance	80%/20% Charge Blend
1	0.07414	0.04033	0.06738
2	0.08527	0.04698	0.07761
3	0.09807	0.05474	0.08940
4	0.11279	0.06377	0.10298
5	0.12972	0.07430	0.11863
82

Outside back cover page
To learn more about the policy, the policy owner should read the Statement of Additional Information (the "SAI") dated the same date as this prospectus. For a free copy of the SAI, to receive personalized illustrations of Death Benefits, Cash Surrender Values, and Cash Values, and to request other information about the policy contact the Service Center:
•	by telephone at 1-877-351-8808 (TDD: 1-800-238-3035)
•	by mail to Nationwide Life Insurance Company
Nationwide Business Solutions Group
PO Box 182568
Columbus, OH 43218-2568
The SAI has been filed with the SEC and is incorporated by reference into this prospectus. The SEC maintains an Internet website (http://www.sec.gov) that contains the SAI and other information about Nationwide Life Insurance Company and the policy.
Investment Company Act of 1940 Registration File No. 811-08301
Securities Act of 1933 Registration File No. 333-43671

Future Corporate VULSM
BAE Future Corporate VULSM
Nationwide VLI Separate Account-4
(Registrant)
Nationwide Life Insurance Company
(Depositor)
Service Center
Nationwide Business Solutions Group
One Nationwide Plaza, 1-11-401
Columbus, OH 43215-2220
1-877-351-8808
TDD: 1-800-238-3035
1-855-677-2357
STATEMENT OF ADDITIONAL INFORMATION
Corporate Flexible Premium Adjustable Variable Universal Life Insurance Policies
This Statement of Additional Information ("SAI") contains additional information regarding Corporate Flexible Premium Adjustable Variable Universal Life Insurance Policies offered by Nationwide Life Insurance Company ("Nationwide"). This SAI is not a prospectus and should be read together with the policy prospectus dated May 1, 2020 and the prospectuses for the mutual funds. The prospectus is incorporated by reference in this SAI. Copies may be obtained FREE OF CHARGE by writing or calling the Service Center. Capitalized terms in this SAI correspond to terms defined in the prospectus.
The date of this Statement of Additional Information is May 1, 2020.

General Information and History
Nationwide VLI Separate Account-4 (the "Variable Account") is a separate investment account of Nationwide Life Insurance Company ("Nationwide"). Nationwide is a stock life insurance company organized under the laws of the State of Ohio in March 1929 with its Home Office at One Nationwide Plaza, Columbus, Ohio 43215. Nationwide provides life insurance, annuities and retirement products. Nationwide is admitted to do business in all states, the District of Columbia, Guam, the U.S. Virgin Islands, and Puerto Rico. Nationwide is a member of the Nationwide group of companies and all of its common stock is owned by Nationwide Financial Services, Inc. ("NFS"), a holding company. Nationwide Corporation owns all of NFS's common stock and is a holding company, as well. All of Nationwide Corporation's common stock is held by Nationwide Mutual Insurance Company (95.2%) and Nationwide Mutual Fire Insurance Company (4.8%), the ultimate controlling persons of the Nationwide group of companies. The Nationwide group of companies is one of America's largest insurance and financial services family of companies, with combined assets of over $253 billion as of December 31, 2019.
Nationwide VLI Separate Account-4
Nationwide VLI Separate Account-4 is a separate account that invests in mutual funds offered and sold to insurance companies and certain retirement plans. Nationwide established the Variable Account on December 3, 1987 pursuant to Ohio law. Although the Variable Account is registered with the SEC as a unit investment trust pursuant to the Investment Company Act of 1940, the SEC does not supervise the management of Nationwide or the management of the Variable Account. Nationwide serves as the custodian of the assets of the Variable Account.
Nationwide Investment Services Corporation (NISC)
The policies are distributed by NISC, located at One Nationwide Plaza, Columbus, Ohio 43215, a wholly owned subsidiary of Nationwide. For policies issued in Michigan, all references to NISC will mean Nationwide Investment Svcs. Corporation. NISC was organized as an Oklahoma corporation in 1981.
The policies will be sold on a continuous basis by licensed insurance agents in those states where the policies may lawfully be sold. Agents are registered representatives of broker dealers registered under the Securities Exchange Act of 1934 who are member firms of the Financial Industry Regulatory Authority (FINRA).
Nationwide paid no underwriting commissions to NISC for each of the separate account’s last three fiscal years.
Services
Nationwide or its affiliates provide services and incur expenses in promoting, marketing, or administrative services to the underlying funds. Nationwide or its affiliates have entered into agreements with the investment advisor and/or distributor for the underlying funds relating to the services Nationwide or its affiliates provide. For these services, some funds agree to pay mutual fund service fee payments based on the average aggregate net assets of the Variable Account (and other separate accounts of Nationwide or life insurance company subsidiaries of Nationwide) invested in the particular underlying fund.
These anticipated mutual fund service fee payments were taken into consideration when determining the expenses necessary to support the policies. Without these mutual fund service fee payments, policy charges would be higher. Generally, Nationwide expects to receive somewhere between 0.10% to 0.55% (an annualized rate of the daily net assets of the Variable Account) from the funds offered in the policies. What is actually received depends upon many factors, including but not limited to the type of fund (i.e., money market funds generally pay less mutual fund service fee payments than other fund types) and the types of services for which an underlying fund, or its distributor or advisor, pays mutual fund service fee payments.
Distribution, Promotional, and Sales Expenses
In addition to or partially in lieu of commission, Nationwide may pay the selling firms a marketing allowance, which is based on the firm's ability and demonstrated willingness to promote and market Nationwide's products. How any marketing allowance is spent is determined by the firm, but generally will be used to finance firm activities that may contribute to the promotion and marketing of Nationwide's products. Nationwide makes certain assumptions about the amount of marketing allowance it will pay and takes these assumptions into consideration when it determines the charges that will be assessed under the policies. Nationwide assumed 0.40% of the Commissionable Target Premium and
2

0.01333% of cash value beginning in the second policy year for marketing allowance when determining the charges for the contracts. The actual amount of the marketing allowance may be higher or lower than this assumption. If the actual amount of marketing allowance paid is more than what was assumed, Nationwide will fund the difference. If the actual amount of marketing allowance paid is less than what was assumed, Nationwide may use the excess to pay other sales expenses, non-sales expenses, and/or profit. For more information about marketing allowance or how a particular selling firm uses marketing allowances, consult with your registered representative.
Commissionable Target Premium (CTP) is an amount used in the calculation of the Premium Load and total compensation Nationwide pays. CTP is actuarially derived based on the Base Policy Specified Amount, the Insured’s characteristics and the death benefit option of the policy.
Independent Registered Public Accounting Firm
The financial statements of Nationwide VLI Separate Account-4 and the statutory financial statements and schedules of Nationwide Life Insurance Company for the periods indicated have been included herein in reliance upon the reports of KPMG LLP, independent registered public accounting firm, appearing elsewhere herein, and upon the authority of said firm as experts in accounting and auditing. KPMG LLP is located at 191 West Nationwide Blvd., Suite 500, Columbus, Ohio 43215.
The KPMG LLP report dated March 20, 2020 of Nationwide Life Insurance Company includes explanatory language that states that the financial statements are prepared by Nationwide Life Insurance Company using statutory accounting practices prescribed or permitted by the Ohio Department of Insurance, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the KPMG LLP audit report states that the financial statements are not presented fairly in accordance with U.S. generally accepted accounting principles and further states that those statements are presented fairly, in all material respects, in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance.
Underwriting Procedure
Nationwide underwrites the policies issued through Nationwide VLI Separate Account-4. The policy's cost of insurance depends upon the Insured's Issue Age, sex (if not unisex classified), underwriting class, and length of time the policy has been In Force. The rates will vary depending upon tobacco use and other risk factors. Monthly cost of insurance rates will not exceed those guaranteed in the policy.
For policies with applications dated before January 1, 2009, guaranteed cost of insurance rates for policies are based on the 1980 Commissioners’ Standard Ordinary Male Mortality Table, Age Last Birthday aggregated as to tobacco status. Guaranteed cost of insurance rates for substandard risks will equal the guaranteed cost of insurance rates for standard risks times a percentage greater than 100%.
For policies with applications dated on or after January 1, 2009, guaranteed cost of insurance rates for policies are based on the 2001 Commissioners’ Standard Ordinary Male Mortality Table, Age Last Birthday aggregated as to tobacco status. Guaranteed cost of insurance rates for substandard risks will equal the guaranteed cost of insurance rates for standard risks times a percentage greater than 100%.
The underwriting class of an Insured may affect the cost of insurance rate. There are three underwriting classes into which Insureds are placed, depending on the Insureds’ mortality characteristics: Guaranteed Issue, Simplified Issue, and Regular Issue. For policies with applications signed on or after January 1, 2006, within each of these mortality risk classes, there are three sub-classifications based on other risk factors of the case and the associated employee benefit plan. The most favorable is Class A, followed by Class B, and then Class C. For policies issued before January 1, 2006, there are no sub-classifications.
In an otherwise identical policy, an Insured in the Regular Issue underwriting class will have a lower cost of insurance than an Insured in a rate class with higher mortality risks.
The rating class is determined using questionnaires, medical records, and physical exams, depending on the amount of insurance and the attributes of the Insured. On groups, we may underwrite using short-form questionnaires or abbreviated medical evaluations.
3

Net Amount At Risk
The policy’s cost of insurance is also dependent on the policy’s Net Amount At Risk, which equals the policy’s Death Benefit minus the policy’s Cash Value. For policies with applications signed before January 1, 2006, the policy’s Net Amount At Risk is allocated to the Supplemental Insurance Rider first (if applicable) and any remaining excess is allocated to the base policy coverage. For policies with applications signed on or after January 1, 2006, the policy’s Net Amount At Risk is allocated between base coverage and Supplemental Insurance Rider coverage proportionately, using the ratio (at the time of issuance) of each to the total Specified Amount. This new allocation of Net Amount At Risk results in the charges for the base policy coverage and the Rider coverage being more directly linked to the amount of coverage received, as compared to the total Specified Amount.
If you did not elect the Supplemental Insurance Rider, this distinction is irrelevant.
Target Premium
Nationwide uses "target premium" to calculate the premium load charge. For all policies, target premium is calculated according to established SEC rules and regulations. For policies with applications signed before January 1, 2006, the target premium is equal to 28.57% of the maximum annual Premium allowed under the Code. For policies with applications signed on or after January 1, 2006, the target premium is equal to 100% of the maximum annual Premium allowed under the Code for the policy to be treated as life insurance. Additionally, in determining the target premium, Nationwide assumes: the policy is not a modified endowment contract (as defined in the Code); the policy’s death benefit is equal to the base (non-rider) portion of the Specified Amount; and you pay seven level Annual Premiums.
Illustrations
Before purchase of the policy and upon request thereafter, Nationwide will provide illustrations of future benefits under the policy based upon the proposed Insured's age, sex (if not unisex classified) and Premium class, the Death Benefits option, face amount, planned periodic Premiums, and Riders requested. There is currently no charge for illustrations.
Note: The policy owner, selects the Premium amount and frequency shown in the product illustration to show Nationwide how much Premium the policy owner intends to pay and when. Illustrated Premium and hypothetical rates of return are not guaranteed. Investment Experience varies over time, is rarely the same year-over-year, and may be negative. Because this is a variable insurance product with the potential for unfavorable Investment Experience, including extended periods of significant stock market decline, you may be required to pay additional Premium in order to meet your goals and/or to prevent the policy from Lapsing. Generally, variable life insurance is considered a long-term investment. Please weigh the investment risk and costs associated with this product against your objectives, time horizon, risk tolerance, and ability to pay additional Premium if necessary.
Advertising
Rating Agencies
Independent financial rating services, including Moody's, Standard & Poor's and A.M. Best Company rank and rate Nationwide. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Nationwide. The ratings are not intended to reflect the Investment Experience or financial strength of the Variable Account. Nationwide may advertise these ratings from time to time. In addition, Nationwide may include in certain advertisements, endorsements in the form of a list of organizations, individuals or other parties which recommend Nationwide or the policies. Furthermore, Nationwide may occasionally include in advertisements comparisons of currently taxable and tax deferred investment programs, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.
Money Market Yields
Nationwide may advertise the "yield" and "effective yield" for the money market Sub-Account. Yield and effective yield are annualized, which means that it is assumed that the underlying mutual fund generates the same level of net income throughout a year.
4

Yield is a measure of the net dividend and interest income earned over a specific seven-day period (which period will be stated in the advertisement) expressed as a percentage of the offering price of the underlying mutual fund's units. The effective yield is calculated similarly, but reflects assumed compounding, calculated under rules prescribed by the SEC. Thus, effective yield will be slightly higher than yield, due to the compounding.
Historical Performance of the Sub-Accounts
Nationwide will advertise historical performance of the Sub-Accounts in accordance with SEC prescribed calculations. Performance information is annualized. However, if a Sub-Account has been available in the Variable Account for less than one year, the performance information for that Sub-Account is not annualized. Performance information is based on historical earnings and is not intended to predict or project future results.
Additional Materials
Nationwide may provide information on various topics to owners and prospective purchasers in advertising, sales literature, or other materials.
Tax Definition of Life Insurance
Section 7702(b)(1) of the Internal Revenue Code provides that if one of two alternate tests is met, a policy will be treated as life insurance for federal tax purposes. The two tests are referred to as the Guideline Premium/Cash Value Corridor Test and the Cash Value Accumulation Test. Both tests are available to flexible premium policies such as this one.
The tables that follow show, numerically, the requirements for each test.
Guideline Premium/Cash Value Corridor Test
Table of Applicable Percentages of Cash Value
Attained Age of Insured	Percentage of Cash Value
0-40	250%
41	243%
42	236%
43	229%
44	222%
45	215%
46	209%
47	203%
48	197%
49	191%
50	185%
51	178%
52	171%
53	164%
54	157%
55	150%
56	146%
57	142%
58	138%
59	134%
60	130%
Attained Age of Insured	Percentage of Cash Value
61	128%
62	126%
63	124%
64	122%
65	120%
66	119%
67	118%
68	117%
69	116%
70	115%
71	113%
72	111%
73	109%
74	107%
75	105%
76	105%
77	105%
78	105%
79	105%
80	105%
81	105%
Attained Age of Insured	Percentage of Cash Value
82	105%
83	105%
84	105%
85	105%
86	105%
87	105%
88	105%
89	105%
90	105%
91	104%
92	103%
93	102%
94	101%
95	101%
96	101%
97	101%
98	101%
99	101%
100	100%
Cash Value Accumulation Test
The Cash Value Accumulation Test also requires the Death Benefit to exceed an applicable percentage of the Cash Value. These applicable percentages are calculated by determining net single Premiums for each policy year given a set of actuarial assumptions.
5

For policies with applications dated before January 1, 2009, the relevant material assumptions include an interest rate of 4% and 1980 CSO guaranteed mortality as prescribed in Internal Revenue Code Section 7702 for the Cash Value Accumulation Test. The resulting net single Premiums are then inverted (i.e., multiplied by 1/net single Premium) to give the applicable Cash Value percentages. These Premiums vary with the age, and risk classification of the Insured.
The table below provides an example for policies with applications dated before January 1, 2009, of applicable percentages for the Cash Value Accumulation Test. This example is for a male non-tobacco issue age 45, non-medically underwritten.
Policy Year	Percentage of Cash Value
1	283%
2	274%
3	266%
4	258%
5	250%
6	243%
7	236%
8	229%
9	223%
10	217%
11	211%
12	205%
13	200%
14	194%
15	189%
16	185%
17	180%
18	176%
19	171%
Policy Year	Percentage of Cash Value
20	167%
21	163%
22	160%
23	156%
24	153%
25	150%
26	147%
27	144%
28	141%
29	139%
30	136%
31	134%
32	133%
33	132%
34	132%
35	131%
36	131%
37	130%
38	130%
Policy Year	Percentage of Cash Value
39	127%
40	124%
41	122%
42	119%
43	117%
44	115%
45	113%
46	112%
47	111%
48	110%
49	109%
50	108%
51	106%
52	105%
53	104%
54	102%
55	101%
56	101%
For policies with applications dated on of after January 1, 2009, the relevant material assumptions include an interest rate of 4% and 2001 CSO guaranteed mortality as prescribed in Internal Revenue Code Section 7702 for the Cash Value Accumulation Test. The resulting net single Premiums are then inverted (i.e., multiplied by 1/net single Premium) to give the applicable Cash Value percentages. These Premiums vary with the age, and risk classification of the Insured.
The table below provides an example for policies with applications dated on or after January 1, 2009, of applicable percentages for the Cash Value Accumulation Test. This example is for a male non-tobacco issue age 45, non-medically underwritten.
Policy Year	Percent of Cash Value
1	347%
2	335%
3	324%
4	314%
5	304%
6	294%
7	284%
8	275%
9	266%
10	258%
11	250%
12	242%
13	235%
14	228%
15	221%
16	215%
17	209%
18	203%
Policy Year	Percent of Cash Value
19	197%
20	192%
21	187%
22	182%
23	177%
24	173%
25	169%
26	165%
27	161%
28	157%
29	153%
30	150%
31	147%
32	145%
33	144%
34	142%
35	141%
36	140%
Policy Year	Percent of Cash Value
37	139%
38	138%
39	134%
40	131%
41	128%
42	125%
43	122%
44	120%
45	117%
46	116%
47	115%
48	114%
49	112%
50	111%
51	110%
52	109%
53	107%
54	105%
6

Policy Year	Percent of Cash Value
55	103%
Policy Year	Percent of Cash Value
56	101%
7

NATIONWIDE
VLI SEPARATE
ACCOUNT-4

Annual Report
to
Contract Owners
December 31, 2019

NATIONWIDE LIFE INSURANCE COMPANY
HOME OFFICE: COLUMBUS, OHIO

Report of Independent Registered Public Accounting Firm

The Board of Directors of Nationwide Life Insurance Company and
Contract Owners of Nationwide VLI Separate Account-4:

Opinion on the Financial Statements

We have audited the accompanying statement of assets, liabilities and contract owners’ equity of the sub-accounts listed in the Appendix that comprise the Nationwide VLI Separate Account-4 (the Separate Account) as of the date listed in the Appendix, the related statements of operations for the year or period listed in the Appendix and changes in contract owners’ equity for the years or periods listed in the Appendix, and the related notes including the financial highlights in Note 8 (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each sub-account as of the date listed in the Appendix, the results of its operations for the year or period listed in the Appendix and the changes in its contract owners’ equity for the years or periods listed in the Appendix, and the financial highlights for each of the years or periods indicated in Note 8, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2019, by correspondence with the transfer agent of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have not been able to determine the specific year that we began serving as the auditor of one or more Nationwide Life Insurance Company separate account investment companies, however we are aware that we have served as the auditor of one or more Nationwide Life Insurance Company separate account investment companies since at least 1981.

Columbus, Ohio
March 27, 2020

Appendix

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for each of the years in the two-year period then ended.

AB FUNDS
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A (ALVIVA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
AMERICAN CENTURY INVESTORS, INC.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I (ACVIG)
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
AMERICAN FUNDS GROUP (THE)
American Funds Insurance Series(R) - Asset Allocation Fund: Class 2 (AMVAA2)
American Funds Insurance Series(R) - Bond Fund: Class 2 (AMVBD2)
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 2 (AMVGS2)
American Funds Insurance Series(R) - Growth Fund: Class 2 (AMVGR2)
American Funds Insurance Series(R) - International Fund: Class 2 (AMVI2)
American Funds Insurance Series(R) - New World Fund: Class 2 (AMVNW2)
AMUNDI PIONEER
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)
BLACKROCK FUNDS
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)(1)
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class II (MLVLC2)
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)
BNY MELLON INVESTMENT MANAGEMENT
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Initial Shares (DVMCS)(1)
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio (DVSCS)(1)
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)(1)
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)(1)
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)(1)
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)(1)
BNY Mellon Variable Investment Fund - International Value Portfolio: Initial Shares (DVIV)(1)
CALVERT GROUP
Calvert VP S&P 500 Index Portfolio (CVSPIP)
DAVIS FUNDS
Davis Variable Account Fund, Inc. - Davis Value Portfolio (DAVVL)
DELAWARE FUNDS BY MACQUARIE
Delaware Variable Insurance Product Trust - Delaware VIP Emerging Markets Series: Service Class (DWVEMS)
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
DIMENSIONAL FUND ADVISORS INC.

2

DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)(1)
DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)(1)
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)
DWS INVESTMENT MANAGEMENT AMERICAS, INC.
Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)
Deutsche DWS Variable Series II - DWS Small Mid Cap Value VIP: Class B (SVSSVB)
Deutsche DWS Variable Series II - DWS CROCI(R) U.S. VIP: Class B (SVSLVB)
EATON VANCE FUNDS
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
FEDERATED INVESTORS
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares (FQB)
FIDELITY INVESTMENTS
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class (FFINS)
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2005 Portfolio: Service Class (FF05S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2015 Portfolio: Service Class (FF15S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2025 Portfolio: Service Class (FF25S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class (FF40S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2050 Portfolio: Service Class (FF50S)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)(1)
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Value Fund: Institutional Shares (GVMCE)
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Institutional Shares (GVCSE)
Goldman Sachs Variable Insurance Trust - Goldman Sachs Growth Opportunities Fund: Service Shares (GVGOPS)

3

Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
GUGGENHEIM INVESTMENTS
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
INVESCO INVESTMENTS
Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares (AVBVI)
Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)
Invesco - Invesco V.I. International Growth Fund: Series I Shares (AVIE)
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
Invesco - Invesco V.I. Small Cap Equity Fund: Series I Shares (AVSCE)
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares (IVKMG1)
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I (OVGR)(1)
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)(1)
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)(1)
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)(1)
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)(1)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)(1)
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)(1)
IVY INVESTMENTS
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
Ivy Variable Insurance Portfolios - Growth: Class II (WRGP)
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II (WRRESP)
Ivy Variable Insurance Portfolios - Science and Technology: Class II (WRSTP)
J.P. MORGAN INVESTMENT MANAGEMENT INC.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio 1 (JPSCE1)
JANUS HENDERSON INVESTORS
Janus Henderson VIT Enterprise Portfolio: Institutional Shares (JAEI)
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
Janus Henderson VIT Global Technology Portfolio: Service Shares (JAGTS)
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
Janus Henderson VIT Mid Cap Value Portfolio: Service Shares (JAMVS)
LAZARD FUNDS
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
LEGG MASON
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I (SBVSG)
LINCOLN FUNDS
Lincoln Variable Insurance Products Trust - Baron Growth Opportunities Fund: Service Class (BNCAI)
LORD ABBETT FUNDS
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)
Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)
MASSACHUSETTS FINANCIAL SERVICES CO.

4

MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)
MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)
MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
MORGAN STANLEY
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)(1)
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class I (MSVEG)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I (NVLCP1)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I (NVSTB1)
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I (NVMIG1)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I (NVNSR1)
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I (NVAMV1)
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I (NVOLG1)
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I (NVTIV3)
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I (TRF)
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)

5

Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I (NVCRA1)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I (NVCMA1)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I (NVCCA1)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I (NVCMD1)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I (NVCRB1)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I (NVCMC1)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I (NVCCN1)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P (NVLMP)
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P (NVLCAP)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class I (NCPG)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I (NCPGI)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)
NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares (AMRI)
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
NORTHERN LIGHTS
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)
PIMCO FUNDS
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
PUTNAM INVESTMENTS
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)

6

ROYCE CAPITAL FUNDS
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
T. ROWE PRICE
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio (TRLT1)
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)
T. Rowe Price Equity Series, Inc. - T. Rowe Price New America Growth Portfolio (TRNAG1)
T. Rowe Price Equity Series, Inc. - T. Rowe Price Moderate Allocation Portfolio (TRPSB1)(1)
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)
VAN ECK ASSOCIATES CORPORATION
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
VANGUARD GROUP OF INVESTMENT COMPANIES
Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)
Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)
Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)
Vanguard Variable Insurance Fund - International Portfolio (VVI)
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)
Vanguard Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
WELLS FARGO FUNDS
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from September 13, 2019 (inception) to December 31, 2019.

AMERICAN FUNDS GROUP (THE)
American Funds Insurance Series(R) - Growth-Income Fund: Class 2 (AMVGI2)
FIDELITY INVESTMENTS
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2055 Portfolio: Service Class (FF55S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2060 Portfolio: Service Class (FF60S)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from July 10, 2019 (inception) to December 31, 2019.

DIMENSIONAL FUND ADVISORS INC.
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from August 17, 2018 (inception) to December 31, 2018.

FEDERATED INVESTORS
Federated Insurance Series - Federated Managed Volatility Fund II: Primary Shares (FVU2)

7

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from January 17, 2019 (inception) to December 31, 2019.

FEDERATED INVESTORS
Federated Insurance Series - Federated Fund for U.S. Government Securities II (FVUS2)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from June 19, 2018 (inception) to December 31, 2018.

FIDELITY INVESTMENTS
Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from May 25, 2018 (inception) to December 31, 2018.

FIDELITY INVESTMENTS
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2035 Portfolio: Service Class (FF35S)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from January 7, 2019 (inception) to December 31, 2019.

FIDELITY INVESTMENTS
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2045 Portfolio: Service Class (FF45S)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from April 1, 2019 (inception) to December 31, 2019.

GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from September 18, 2019 (inception) to December 31, 2019.

MASSACHUSETTS FINANCIAL SERVICES CO.

MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from July 8, 2019 (inception) to December 31, 2019.

MASSACHUSETTS FINANCIAL SERVICES CO.

8

MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)
VIRTUS MUTUAL FUNDS
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from May 16, 2018 (inception) to December 31, 2018.

MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, and the related statements of operations and changes in contract owners’ equity for the period from July 5, 2019 (inception) to December 31, 2019.

NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from December 7, 2018 (inception) to December 31, 2018.

NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from November 16, 2018 (inception) to December 31, 2018.

PIMCO FUNDS
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)

Statement of assets, liabilities and contract owners’ equity as of December 31, 2019, the related statement of operations for the year then ended, and the statements of changes in contract owners’ equity for the year ended December 31, 2019 and for the period from October 31, 2018 (inception) to December 31, 2018.

VANGUARD GROUP OF INVESTMENT COMPANIES
Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)

Statement of operations for the period from January 1, 2019 to April 30, 2019 (liquidation) and the statements of changes in contract owners’ equity for the period from January 1, 2019 to April 30, 2019 (liquidation) and the year ended December 31, 2018.

NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Advisers Management Trust – Guardian Portfolio: I Class Shares (AMGP)
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)

9

Statement of changes in contract owners’ equity for the period from January 1, 2018 to August 17, 2018 (liquidation).

FEDERATED INVESTORS
Federated Insurance Series - Federated Managed Tail Risk Fund II: Primary Shares (FVCA2P)

(1)	See Note 1 to the financial statements for the former name of the sub-account.

10

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS'
EQUITY DECEMBER 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners' Equity
ALVGIA	968,420	$29,408,442	$29,343,126	$-	$29,343,126	$44	$29,343,082
ALVIVA	257,897	3,607,767	3,705,974	-	3,705,974	16	3,705,958
ALVIVB	2,020	27,725	28,763	3	28,766	-	28,766
ALVDAA	1,999	24,824	26,908	6	26,914	-	26,914
ALVSVA	762,181	14,555,659	13,650,661	-	13,650,661	5,191	13,645,470
ACVIP1	2,420,270	24,492,616	24,880,375	16	24,880,391	-	24,880,391
ACVCA	54,583	809,558	871,145	-	871,145	3	871,142
ACVIG	2,224,883	18,952,229	22,293,332	216	22,293,548	-	22,293,548
ACVIP2	749,583	7,750,181	7,690,722	-	7,690,722	5	7,690,717
ACVI	196,174	2,145,565	2,256,002	14,639	2,270,641	-	2,270,641
ACVMV1	598,239	12,459,240	12,371,576	12	12,371,588	-	12,371,588
ACVV	2,092,374	22,661,374	24,522,620	3,286	24,525,906	-	24,525,906
AMVAA2	592,252	13,584,099	14,089,673	26	14,089,699	-	14,089,699
AMVBD2	6,404,214	70,653,758	70,574,433	19	70,574,452	-	70,574,452
AMVGS2	102,485	2,341,233	2,666,653	1	2,666,654	-	2,666,654
AMVGR2	410,120	30,732,850	33,043,373	-	33,043,373	9	33,043,364
AMVGI2	134	6,431	6,686	-	6,686	3	6,683
AMVI2	1,331,781	26,638,569	27,674,404	1	27,674,405	-	27,674,405
AMVNW2	155,588	3,681,733	3,981,500	-	3,981,500	21	3,981,479
PIHYB1	353,717	3,307,392	3,388,609	-	3,388,609	189	3,388,420
BRVHYI	2,636,851	19,011,842	19,591,799	80,876	19,672,675	-	19,672,675
MLVLC2	63,849	1,864,100	1,756,486	-	1,756,486	11	1,756,475
MLVGA2	572,773	9,376,579	9,771,513	-	9,771,513	6	9,771,507
DVMCS	172,471	3,303,358	3,214,860	-	3,214,860	38	3,214,822
DVSCS	5,857,809	104,686,676	111,649,841	304	111,650,145	-	111,650,145
DSIF	11,168,022	536,699,037	669,522,901	25,751	669,548,652	-	669,548,652
DSRG	339,764	11,573,000	13,352,721	19,039	13,371,760	-	13,371,760
DCAP	520,093	21,349,718	22,239,162	-	22,239,162	431	22,238,731
DSC	28,395	1,399,214	1,186,347	-	1,186,347	12	1,186,335
DVIV	307,870	3,308,019	3,703,671	16	3,703,687	-	3,703,687
CVSPIP	11,981	1,693,178	1,770,609	35	1,770,644	-	1,770,644
DAVVL	556,612	4,901,669	4,720,067	-	4,720,067	15	4,720,052
DWVEMS	238,875	5,212,803	5,773,607	8	5,773,615	-	5,773,615
DWVSVS	504,864	19,498,804	19,215,131	-	19,215,131	123	19,215,008
DFVIPS	395,870	4,010,196	4,073,497	-	4,073,497	-	4,073,497
DFVGMI	8,959	110,139	119,245	3	119,248	-	119,248
DFVULV	430,656	11,194,931	11,821,504	4,647	11,826,151	-	11,826,151
DFVUTV	143,568	2,711,367	2,581,353	-	2,581,353	10	2,581,343
DSGIBA	6,446	153,384	158,763	-	158,763	5	158,758
SVSSVB	14,521	217,571	198,497	5	198,502	-	198,502
SVSLVB	1,891	27,496	30,571	14	30,585	-	30,585
ETVFR	2,779,195	25,727,517	25,429,636	-	25,429,636	504	25,429,132
FVU2	63,606	669,771	718,750	-	718,750	2	718,748
FVUS2	5,410	58,600	58,807	-	58,807	8	58,799
FQB	1,956,116	21,857,999	22,123,668	19	22,123,687	-	22,123,687
FEMS	710,992	7,761,281	9,029,601	-	9,029,601	4	9,029,597
FF55S	112	1,183	1,226	-	1,226	3	1,223
FF60S	112	1,182	1,226	-	1,226	3	1,223
FRESS	154,537	2,865,571	3,044,375	-	3,044,375	7	3,044,368
FCS	864,982	30,030,326	31,969,729	284,529	32,254,258	-	32,254,258
FNRS2	298,975	5,453,586	4,735,756	7	4,735,763	-	4,735,763
FEIS	2,574,576	55,789,493	60,837,228	5,464	60,842,692	-	60,842,692
FF10S	161,154	1,986,985	2,159,457	-	2,159,457	7	2,159,450
FF20S	2,188,350	29,222,141	30,549,365	253	30,549,618	-	30,549,618

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS'
EQUITY DECEMBER 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners' Equity
FF30S	2,612,126	36,868,922	39,834,924	17	39,834,941	-	39,834,941
FFINS	146,946	1,708,120	1,745,721	-	1,745,721	1	1,745,720
FGOS	8,392	288,902	409,296	267,855	677,151	-	677,151
FGS	1,488,020	95,598,142	117,107,185	221,907	117,329,092	-	117,329,092
FHIS	2,354,868	12,680,679	12,669,191	14	12,669,205	-	12,669,205
FIP	251,064	61,485,236	80,428,261	38	80,428,299	-	80,428,299
FIGBS	13,018,451	164,822,180	169,500,229	319	169,500,548	-	169,500,548
FMCS	1,130,229	36,597,099	36,834,156	111	36,834,267	-	36,834,267
FMMP	13,166,682	13,166,682	13,166,682	830	13,167,512	-	13,167,512
FOS	802,664	16,283,480	18,485,345	143	18,485,488	-	18,485,488
FVSS	321,404	4,344,520	4,265,035	185	4,265,220	-	4,265,220
FF05S	102,030	1,245,100	1,309,042	14	1,309,056	-	1,309,056
FF15S	571,739	7,252,338	7,529,798	3	7,529,801	-	7,529,801
FF25S	2,064,244	29,545,766	31,582,931	35	31,582,966	-	31,582,966
FF40S	871,795	18,300,960	20,086,146	-	20,086,146	10	20,086,136
FF35S	153,254	3,465,200	3,724,070	10	3,724,080	-	3,724,080
FF45S	14,313	314,535	329,626	2	329,628	-	329,628
FF50S	51,201	984,005	1,056,281	5	1,056,286	-	1,056,286
FTVIS2	400,121	6,143,195	6,365,918	-	6,365,918	11	6,365,907
FTVRDI	639,117	16,759,333	17,831,364	-	17,831,364	12	17,831,352
FTVSVI	638,850	11,443,843	10,049,103	34	10,049,137	-	10,049,137
FTVSV2	623,995	10,271,964	9,391,119	14	9,391,133	-	9,391,133
FTVMD2	60,764	1,139,172	1,126,566	7	1,126,573	-	1,126,573
FTVDM2	323,255	2,773,464	3,462,066	5	3,462,071	-	3,462,071
TIF	57,762	798,322	821,953	11	821,964	-	821,964
TIF2	985,105	13,569,177	13,722,514	8	13,722,522	-	13,722,522
FTVGI2	373,201	6,239,572	5,960,024	17	5,960,041	-	5,960,041
FTVFA2	90,496	632,010	616,276	8	616,284	-	616,284
FTVGB1	1,100,814	19,059,480	18,372,585	4	18,372,589	-	18,372,589
GVMSAS	464	4,220	4,188	4	4,192	-	4,192
GVMCE	676,251	10,579,151	10,968,795	3	10,968,798	-	10,968,798
GVCSE	108,528	1,428,188	1,369,622	-	1,369,622	16	1,369,606
GVGOPS	71,198	780,611	783,183	-	783,183	8	783,175
GVGMNS	4,449	55,126	54,718	-	54,718	5	54,713
RVARS	17,092	408,249	412,931	2	412,933	-	412,933
ACGI	432,716	9,051,591	8,260,539	-	8,260,539	14	8,260,525
ACEG	21,871	1,394,195	1,468,624	15	1,468,639	-	1,468,639
AVBVI	6,845	47,521	38,331	-	38,331	21	38,310
AVHY1	286,887	1,544,167	1,552,060	13	1,552,073	-	1,552,073
AVIE	853,015	31,033,447	33,318,753	42	33,318,795	-	33,318,795
AVMCCI	23,823	307,918	290,159	4	290,163	-	290,163
AVSCE	8,980	161,481	159,210	-	159,210	4	159,206
IVKMG1	653,094	3,508,386	3,565,893	7	3,565,900	-	3,565,900
IVBRA1	164,564	1,783,612	1,795,391	-	1,795,391	5	1,795,386
OVGR	159,407	8,426,928	9,527,771	44,176	9,571,947	-	9,571,947
OVGS	2,031,633	81,543,467	86,445,964	1,278	86,447,242	-	86,447,242
OVIG	7,166,490	16,505,961	17,557,899	9	17,557,908	-	17,557,908
OVGI	1,292,060	33,797,033	38,038,250	-	38,038,250	54	38,038,196
OVSC	306,863	7,382,464	7,156,041	142	7,156,183	-	7,156,183
OVAG	387,171	25,844,963	32,452,677	142,029	32,594,706	-	32,594,706
OVSB	3,969,430	20,805,683	19,728,065	-	19,728,065	2	19,728,063
WRASP	687,264	6,006,537	6,529,078	8	6,529,086	-	6,529,086
WRGP	369,118	4,168,069	4,180,811	28	4,180,839	-	4,180,839
WRHIP	4,859,459	16,929,445	16,856,492	7	16,856,499	-	16,856,499

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS'
EQUITY DECEMBER 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners' Equity
WRMCG	406,831	4,674,474	5,160,982	-	5,160,982	4	5,160,978
WRRESP	885,548	6,401,123	7,127,598	-	7,127,598	23	7,127,575
WRSTP	298,227	8,140,404	8,891,661	-	8,891,661	60	8,891,601
JPMMV1	3,777,800	41,770,641	44,615,820	-	44,615,820	29	44,615,791
JPSCE1	25,738	620,925	592,996	-	592,996	10	592,986
JAEI	28,369	2,155,214	2,424,382	-	2,424,382	5	2,424,377
JABS	921,657	32,194,945	38,433,089	-	38,433,089	43	38,433,046
JAMGS	413,054	28,806,717	33,015,426	119	33,015,545	-	33,015,545
JAFBS	552,601	6,992,642	7,178,283	5	7,178,288	-	7,178,288
JACAS	1,275,902	44,816,531	52,988,205	139	52,988,344	-	52,988,344
JAGTS	1,921,250	21,359,286	28,876,381	146	28,876,527	-	28,876,527
JAIGS	682,807	21,535,833	21,781,556	-	21,781,556	47	21,781,509
JAMVS	55,499	882,234	894,638	-	894,638	-	894,638
LZREMS	694,512	14,932,687	15,279,260	15	15,279,275	-	15,279,275
SBVSG	743,309	20,577,833	20,470,717	98	20,470,815	-	20,470,815
BNCAI	105,152	4,908,696	6,323,861	20	6,323,881	-	6,323,881
LOVTRC	1,848,125	30,629,789	31,140,909	18	31,140,927	-	31,140,927
LOVSDC	1,500,399	21,688,127	21,410,688	6,956	21,417,644	-	21,417,644
LOVBD	339,937	3,974,949	4,106,441	-	4,106,441	5	4,106,436
LOVMCV	502	12,465	11,920	-	11,920	1	11,919
MV2RIS	1,648,858	26,305,659	27,601,884	-	27,601,884	8	27,601,876
MV2IGI	193,812	3,522,262	4,376,281	7	4,376,288	-	4,376,288
MVRBSS	91,417	1,202,703	1,210,361	2	1,210,363	-	1,210,363
MV3MVS	1,146	9,341	9,909	3	9,912	-	9,912
MVIGIC	8,474	116,846	120,844	-	120,844	1	120,843
MVBRES	46,720	2,401,334	2,454,678	-	2,454,678	6	2,454,672
MNDIC	71,192	1,455,639	1,443,765	4	1,443,769	-	1,443,769
MMCGSC	27,179	245,617	249,235	1	249,236	-	249,236
MNDSC	45,305	805,216	816,395	-	816,395	13	816,382
MVFIC	544,613	10,317,354	11,409,652	17	11,409,669	-	11,409,669
MVFSC	4,169,009	79,855,668	85,548,062	24	85,548,086	-	85,548,086
MVIVSC	3,350,442	82,031,166	98,737,515	273	98,737,788	-	98,737,788
MSVFI	200,847	2,172,339	2,271,583	58	2,271,641	-	2,271,641
MSEM	1,061,763	8,138,165	8,154,342	-	8,154,342	21	8,154,321
VKVGR2	532,166	5,653,113	5,747,393	1	5,747,394	-	5,747,394
MSVMG	180,517	2,416,843	2,355,753	-	2,355,753	18	2,355,735
MSVEG	117,686	3,954,063	4,213,172	-	4,213,172	195	4,212,977
MSVRE	483,055	10,253,843	10,593,389	-	10,593,389	48	10,593,341
NVFIII	11,323	122,112	121,047	3	121,050	-	121,050
GBF	12,653,337	134,913,260	137,541,776	115	137,541,891	-	137,541,891
MSBF	1,219,959	11,136,073	11,150,423	20	11,150,443	-	11,150,443
HIBF	3,631,181	23,667,416	23,638,988	1,253	23,640,241	-	23,640,241
GVABD2	149,819	1,734,890	1,769,359	-	1,769,359	-	1,769,359
NVLCP1	176,283	1,985,504	2,030,776	5	2,030,781	-	2,030,781
NVCBD1	237,168	2,594,801	2,611,219	4	2,611,223	-	2,611,223
NVSTB1	9,973,658	103,000,555	102,828,414	6,817	102,835,231	-	102,835,231
NVSTB2	286,384	2,946,063	2,941,161	-	2,941,161	3	2,941,158
NVBX	28,415,379	299,159,107	302,907,939	123	302,908,062	-	302,908,062
SAM	43,788,526	43,788,526	43,788,526	-	43,788,526	167,304	43,621,222
SAM5	223,665,545	223,665,545	223,665,545	-	223,665,545	276	223,665,269
NVGEII	1,567	17,688	18,509	1	18,510	-	18,510
NVMLG1	1,216,679	15,091,765	15,086,819	-	15,086,819	25	15,086,794
NVMLV1	2,482,725	23,636,437	19,390,083	-	19,390,083	12	19,390,071
NVMMG1	4,347,130	46,199,091	43,080,055	1	43,080,056	-	43,080,056

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS'
EQUITY DECEMBER 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners' Equity
NVMIG1	1,423,268	16,160,960	16,025,996	203	16,026,199	-	16,026,199
NVRE1	4,157,234	28,699,109	32,551,142	1	32,551,143	-	32,551,143
NVMMV1	1,095,920	10,321,010	8,745,443	25	8,745,468	-	8,745,468
NVMMV2	1,656,045	16,803,587	13,314,604	3	13,314,607	-	13,314,607
NVNMO1	1,570,857	15,490,467	18,504,692	16	18,504,708	-	18,504,708
NVNSR1	16,115	213,153	215,293	8	215,301	-	215,301
NVAMV1	2,678,399	41,664,676	41,166,998	4	41,167,002	-	41,167,002
NVOLG1	10,502,936	183,974,268	186,532,150	20	186,532,170	-	186,532,170
NVTIV3	105,592	1,203,419	1,094,990	-	1,094,990	-	1,094,990
DTRTFB	13,024	131,626	130,763	-	130,763	5	130,758
TRF	3,360,496	55,660,519	77,862,690	25,390	77,888,080	-	77,888,080
EIF	733,591	11,451,135	14,598,454	335	14,598,789	-	14,598,789
SCGF	1,659,901	28,417,731	26,525,214	19	26,525,233	-	26,525,233
SCF	2,592,854	52,632,923	44,130,371	1,973	44,132,344	-	44,132,344
GEM	1,125,402	13,217,464	15,136,654	690	15,137,344	-	15,137,344
GIG	1,682,292	17,692,871	18,303,338	17	18,303,355	-	18,303,355
NVIE6	18,608	165,065	200,590	-	200,590	-	200,590
SCVF	4,454,602	51,800,004	37,374,108	247	37,374,355	-	37,374,355
GVAGG2	281,706	8,516,890	9,363,909	-	9,363,909	10	9,363,899
GVAGR2	145,969	11,673,521	12,782,485	81	12,782,566	-	12,782,566
GVAGI2	86,067	4,612,245	4,836,964	9	4,836,973	-	4,836,973
GVDIVI	674,994	6,735,403	5,318,956	4	5,318,960	-	5,318,960
NVSIX2	137,940	1,464,682	1,113,179	-	1,113,179	7	1,113,172
NVIX	2,773,287	27,733,678	28,315,256	67	28,315,323	-	28,315,323
GVIX2	296,527	2,807,975	3,024,579	3	3,024,582	-	3,024,582
MCIF	5,421,801	125,513,528	117,002,472	856	117,003,328	-	117,003,328
GVEX1	380,986	6,672,764	7,478,756	-	7,478,756	10	7,478,746
GVIDA	3,421,122	43,686,996	42,421,910	1,555	42,423,465	-	42,423,465
GVDMA	8,487,119	105,786,601	106,173,859	7,215	106,181,074	-	106,181,074
GVIDM	6,441,428	77,486,218	74,720,567	145	74,720,712	-	74,720,712
GVDMC	2,040,396	22,575,462	21,791,430	132	21,791,562	-	21,791,562
GVIDC	1,430,611	14,281,370	14,277,494	-	14,277,494	18	14,277,476
GVAAA2	517,174	12,648,983	13,524,101	-	13,524,101	11	13,524,090
NVCRA1	312,343	3,086,478	3,045,342	-	3,045,342	11	3,045,331
NVCMA1	818,187	8,049,997	7,167,314	4	7,167,318	-	7,167,318
NVCCA1	406,504	4,260,465	4,056,913	-	4,056,913	12	4,056,901
NVCMD1	732,727	8,145,707	7,459,157	-	7,459,157	17	7,459,140
NVCRB1	629,714	6,808,067	6,599,400	13	6,599,413	-	6,599,413
NVCMC1	226,170	2,376,933	2,325,023	4	2,325,027	-	2,325,027
NVCCN1	294,490	2,996,487	2,997,907	-	2,997,907	10	2,997,897
NVDBL2	125,177	1,924,447	1,910,202	3	1,910,205	-	1,910,205
NVDCA2	45,977	813,842	802,296	-	802,296	14	802,282
NVLMP	6,950	85,097	87,229	-	87,229	-	87,229
NVLCAP	11,776	141,612	148,374	-	148,374	-	148,374
NCPG	11,244	119,605	119,303	2	119,305	-	119,305
NCPGI	460	4,744	4,853	-	4,853	3	4,850
IDPG	1,702	19,127	19,554	5	19,559	-	19,559
IDPGI	695	7,575	7,686	2	7,688	-	7,688
AMTB	273,745	2,892,507	2,893,485	75	2,893,560	-	2,893,560
AMCG	67,775	1,823,390	2,016,981	10,988	2,027,969	-	2,027,969
AMMCGS	43,029	1,044,623	1,167,813	83	1,167,896	-	1,167,896
AMRI	2,387	36,384	38,222	4	38,226	-	38,226
AMSRS	122,531	2,744,042	3,294,854	379	3,295,233	-	3,295,233
NOTB3	3,979	46,556	46,274	-	46,274	2	46,272

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF ASSETS, LIABILITIES AND CONTRACT OWNERS'
EQUITY DECEMBER 31, 2019

Subaccount *,**	Shares	Cost	Investments, at fair value	Accounts Receivable	Total Assets	Accounts Payable	Contract Owners' Equity
NOTG3	4,068	45,256	46,250	1	46,251	-	46,251
NOTMG3	4,808	53,730	57,214	-	57,214	4	57,210
PMVFHA	35,577	389,831	402,729	-	402,729	14	402,715
PMVGBA	42,875	478,402	486,634	-	486,634	35	486,599
PMVAAA	1,390,158	14,536,835	14,999,806	-	14,999,806	3	14,999,803
PMVRSA	21,981	150,576	140,900	-	140,900	-	140,900
PMVFBA	158,511	1,603,841	1,593,040	-	1,593,040	92	1,592,948
PMVHYA	75,703	588,490	601,838	-	601,838	83	601,755
PMVLGA	669,641	7,792,874	8,638,371	-	8,638,371	478	8,637,893
PMVLDA	3,407,538	34,720,083	34,756,883	-	34,756,883	2,489	34,754,394
PMVRRA	3,733,869	46,019,442	47,196,109	-	47,196,109	3,347	47,192,762
PMVTRA	6,518,066	70,424,026	71,829,090	-	71,829,090	5,864	71,823,226
PVEIB	55,847	1,386,997	1,501,167	-	1,501,167	3	1,501,164
PVGOB	168,030	1,660,076	1,895,378	10	1,895,388	-	1,895,388
PVTIGB	81,574	1,151,667	1,222,794	-	1,222,794	12	1,222,782
PVTSCB	79,432	785,672	776,047	-	776,047	2	776,045
ROCMC	427,031	4,415,012	4,163,547	-	4,163,547	14	4,163,533
TREI2	890,017	24,751,225	24,039,364	-	24,039,364	21	24,039,343
TRHS2	257,498	10,506,960	12,226,006	2	12,226,008	-	12,226,008
TRLT1	5,664,039	27,300,033	27,583,870	-	27,583,870	1,725	27,582,145
TRMCG2	1,176,000	30,908,214	32,234,155	-	32,234,155	30	32,234,125
TRNAG1	1,780,202	49,417,091	57,464,921	7	57,464,928	-	57,464,928
TRPSB1	432,294	8,894,916	9,060,883	-	9,060,883	2	9,060,881
TRBCGP	2,594,021	87,264,889	101,114,956	723	101,115,679	-	101,115,679
VWEM	744,369	9,789,455	11,269,753	317	11,270,070	-	11,270,070
VWHA	800,993	16,404,608	15,250,916	11	15,250,927	-	15,250,927
VVTISI	742,924	14,047,902	15,883,705	-	15,883,705	1	15,883,704
VVB	477,996	10,903,581	11,921,230	-	11,921,230	2	11,921,228
VVCG	484,872	15,222,259	19,763,400	11	19,763,411	-	19,763,411
VVI	419,312	10,436,263	12,160,059	16	12,160,075	-	12,160,075
VVMCI	1,154,668	24,776,684	27,746,669	-	27,746,669	9	27,746,660
VVREI	178,861	2,215,752	2,457,551	10	2,457,561	-	2,457,561
VVSCG	336,901	7,781,649	7,775,677	-	7,775,677	24	7,775,653
VVHGB	4,037,624	46,702,428	49,299,386	23	49,299,409	-	49,299,409
VRVDRI	52,458	1,080,314	970,989	3	970,992	-	970,992
SVDF	612,652	17,798,161	20,125,618	-	20,125,618	35	20,125,583
SVOF	290,279	7,716,398	7,744,635	176	7,744,811	-	7,744,811
WFVSCG	686,090	7,164,711	6,799,150	11	6,799,161	-	6,799,161
Total (unaudited)			$5,619,054,300	$1,186,707	$5,620,241,007	$189,409	$5,620,051,598

* Represents abbreviation of investment name. For full investment name and related abbreviation, see note 1(b).

** For all subaccounts not included herein but listed as an investment option in note 1(b), Total Assets and Contract Owners’ Equity at the end of the period are $0. See note 1(b) for all investments available for which no policyholders were invested at December 31, 2019, if applicable.

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2019

Investment Activity:	Total (unaudited)	ALVGIA	ALVIVA	ALVIVB	ALVDAA	ALVSVA	ACVIP1	ACVCA
Reinvested dividends	$99,222,684	315,235	32,766	248	555	80,383	581,783	-
Mortality and expense risk charges (note 3)	(6,697,883)	(46,842)	(4,832)	-	-	(9,025)	(47,757)	(1,922)
Net investment income (loss)	92,524,801	268,393	27,934	248	555	71,358	534,026	(1,922)
Realized gain (loss) on investments	158,442,154	2,507	(156,208)	(472)	382	(515,265)	(72,679)	(19,173)
Change in unrealized gain (loss) on investments	466,668,363	2,382,004	841,047	3,491	2,657	1,896,312	1,406,176	120,062
Net gain (loss) on investments	625,110,517	2,384,511	684,839	3,019	3,039	1,381,047	1,333,497	100,889
Reinvested capital gains	309,168,057	2,677,061	-	-	31	1,499,919	-	131,409
Net increase (decrease) in contract owners’ equity resulting from operations	$1,026,803,375	5,329,965	712,773	3,267	3,625	2,952,324	1,867,523	230,376

Investment Activity:	ACVIG	ACVIP2	ACVI	ACVMV1	ACVV	AMVAA2	AMVBD2	AMVGS2
Reinvested dividends	$437,771	175,160	19,682	229,141	521,262	246,665	1,791,957	3,775
Mortality and expense risk charges (note 3)	(8,853)	-	(3,644)	(9,104)	(45,443)	(24,064)	(69,890)	(4,837)
Net investment income (loss)	428,918	175,160	16,038	220,037	475,819	222,601	1,722,067	(1,062)
Realized gain (loss) on investments	795,635	(105,746)	52,682	(282,613)	943,164	152,435	(446,095)	9,913
Change in unrealized gain (loss) on investments	1,437,281	573,090	331,605	1,805,807	2,868,612	1,322,899	4,829,260	425,340
Net gain (loss) on investments	2,232,916	467,344	384,287	1,523,194	3,811,776	1,475,334	4,383,165	435,253
Reinvested capital gains	1,771,122	-	118,217	1,189,553	1,486,154	602,875	-	139,166
Net increase (decrease) in contract owners’ equity resulting from operations	$4,432,956	642,504	518,542	2,932,784	5,773,749	2,300,810	6,105,232	573,357

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2019

Investment Activity:	AMVGR2	AMVGI2	AMVI2	AMVNW2	PIHYB1	BRVHYI	MLVLC2	MLVGA2
Reinvested dividends	$220,598	60	374,869	32,948	172,496	845,646	20,190	108,090
Mortality and expense risk charges (note 3)	(65,702)	(4)	(45,550)	(5,310)	(6,880)	(26,966)	(3,324)	(2,365)
Net investment income (loss)	154,896	56	329,319	27,638	165,616	818,680	16,866	105,725
Realized gain (loss) on investments	717,323	119	388,089	(66,368)	36,717	(85,481)	(24,977)	(143,614)
Change in unrealized gain (loss) on investments	3,705,482	255	3,703,458	567,377	270,452	1,347,758	298,846	1,255,436
Net gain (loss) on investments	4,422,805	374	4,091,547	501,009	307,169	1,262,277	273,869	1,111,822
Reinvested capital gains	3,080,841	-	630,511	104,595	-	-	90,074	319,328
Net increase (decrease) in contract owners’ equity resulting from operations	$7,658,542	430	5,051,377	633,242	472,785	2,080,957	380,809	1,536,875

Investment Activity:	DVMCS	DVSCS	DSIF	DSRG	DCAP	DSC	DVIV	CVSPIP
Reinvested dividends	$19,754	935,254	10,608,236	177,786	236,646	-	76,248	29,269
Mortality and expense risk charges (note 3)	(6,607)	(195,117)	(873,910)	(557)	(4,122)	-	(7,884)	(3,433)
Net investment income (loss)	13,147	740,137	9,734,326	177,229	232,524	-	68,364	25,836
Realized gain (loss) on investments	(61,478)	536,420	56,214,224	128,077	(316,446)	(108,065)	(29,920)	13,947
Change in unrealized gain (loss) on investments	356,155	11,089,550	70,854,341	2,840,579	3,999,840	116,796	666,554	257,720
Net gain (loss) on investments	294,677	11,625,970	127,068,565	2,968,656	3,683,394	8,731	636,634	271,667
Reinvested capital gains	218,650	8,924,513	32,402,967	393,424	2,249,210	221,820	-	106,948
Net increase (decrease) in contract owners’ equity resulting from operations	$526,474	21,290,620	169,205,858	3,539,309	6,165,128	230,551	704,998	404,451

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2019

Investment Activity:	DAVVL	DWVEMS	DWVSVS	DFVIPS	DFVGMI	DFVULV	DFVUTV	DSGIBA
Reinvested dividends	$70,500	18,221	129,292	65,328	2,628	243,254	36,620	5,509
Mortality and expense risk charges (note 3)	(5,878)	(9,857)	(32,132)	(8,068)	-	(11,275)	(5,132)	-
Net investment income (loss)	64,622	8,364	97,160	57,260	2,628	231,979	31,488	5,509
Realized gain (loss) on investments	(88,705)	116,320	(433,865)	(27,238)	3,991	5,170	(21,811)	(572)
Change in unrealized gain (loss) on investments	900,966	764,318	3,010,562	270,033	23,606	626,573	384,075	20,817
Net gain (loss) on investments	812,261	880,638	2,576,697	242,795	27,597	631,743	362,264	20,245
Reinvested capital gains	221,944	99,385	1,333,184	-	864	123,449	64,346	165
Net increase (decrease) in contract owners’ equity resulting from operations	$1,098,827	988,387	4,007,041	300,055	31,089	987,171	458,098	25,919

Investment Activity:	SVSSVB	SVSLVB	ETVFR	FVU2	FVUS2	FQB	FEMS	FF55S
Reinvested dividends	$685	414	1,117,010	12,045	483	642,109	125,746	14
Mortality and expense risk charges (note 3)	(406)	(59)	(57,523)	-	(58)	(20,875)	(13,684)	-
Net investment income (loss)	279	355	1,059,487	12,045	425	621,234	112,062	14
Realized gain (loss) on investments	(4,108)	631	199,476	(346)	575	(42,809)	107,807	3
Change in unrealized gain (loss) on investments	26,973	4,762	1,426,199	100,137	207	1,360,919	1,340,171	44
Net gain (loss) on investments	22,865	5,393	1,625,675	99,791	782	1,318,110	1,447,978	47
Reinvested capital gains	13,650	2,119	-	-	-	834	-	6
Net increase (decrease) in contract owners’ equity resulting from operations	$36,794	7,867	2,685,162	111,836	1,207	1,940,178	1,560,040	67

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2019

Investment Activity:	FF60S	FRESS	FCS	FNRS2	FEIS	FF10S	FF20S	FF30S
Reinvested dividends	$14	48,531	110,962	87,186	1,103,790	41,936	558,551	688,816
Mortality and expense risk charges (note 3)	-	(5,225)	(68,431)	-	(23,913)	(548)	(34,309)	(51,168)
Net investment income (loss)	14	43,306	42,531	87,186	1,079,877	41,388	524,242	637,648
Realized gain (loss) on investments	3	49,639	728,272	(277,953)	630,680	18,665	385,207	751,730
Change in unrealized gain (loss) on investments	44	332,014	4,072,037	646,531	8,488,676	158,721	2,492,992	4,505,876
Net gain (loss) on investments	47	381,653	4,800,309	368,578	9,119,356	177,386	2,878,199	5,257,606
Reinvested capital gains	5	46,333	3,911,420	3,249	3,828,453	87,090	1,391,095	1,063,213
Net increase (decrease) in contract owners’ equity resulting from operations	$66	471,292	8,754,260	459,013	14,027,686	305,864	4,793,536	6,958,467

Investment Activity:	FFINS	FGOS	FGS	FHIS	FIP	FIGBS	FMCS	FMMP
Reinvested dividends	$33,514	200	182,744	624,719	1,526,824	4,574,037	283,272	149,526
Mortality and expense risk charges (note 3)	(2,736)	(826)	(85,458)	(12,891)	(163,219)	(280,450)	(27,366)	(16,005)
Net investment income (loss)	30,778	(626)	97,286	611,828	1,363,605	4,293,587	255,906	133,521
Realized gain (loss) on investments	5,836	10,679	10,634,264	(171,632)	4,974,238	(208,071)	(1,554,050)	-
Change in unrealized gain (loss) on investments	77,137	83,436	14,632,990	1,149,129	13,451,543	11,616,076	4,824,010	-
Net gain (loss) on investments	82,973	94,115	25,267,254	977,497	18,425,781	11,408,005	3,269,960	-
Reinvested capital gains	24,168	31,211	7,302,649	-	1,171,212	-	3,984,389	-
Net increase (decrease) in contract owners’ equity resulting from operations	$137,919	124,700	32,667,189	1,589,325	20,960,598	15,701,592	7,510,255	133,521

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF OPERATIONS
YEAR ENDED DECEMBER 31, 2019

Investment Activity:	FOS	FVSS	FF05S	FF15S	FF25S	FF40S	FF35S	FF45S
Reinvested dividends	$283,659	59,564	25,004	142,487	564,483	310,848	58,552	4,878
Mortality and expense risk charges (note 3)	(3,963)	(124)	(2,547)	(10,058)	(60,043)	(35,645)	(4,879)	(372)
Net investment income (loss)	279,696	59,440	22,457	132,429	504,440	275,203	53,673	4,506
Realized gain (loss) on investments	51,986	(29,346)	12,495	(158,834)	1,662,022	609,322	9,073	8,360
Change in unrealized gain (loss) on investments	3,244,486	627,618	97,417	663,316	2,783,730	2,722,229	368,294	15,091
Net gain (loss) on investments	3,296,472	598,272	109,912	504,482	4,445,752	3,331,551	377,367	23,451
Reinvested capital gains	637,720	305,955	21,180	446,040	810,175	568,750	46,457	1,114
Net increase (decrease) in contract owners’ equity resulting from operations	$4,213,888	963,667	153,549	1,082,951	5,760,367	4,175,504	477,497	29,071

Investment Activity:	FF50S	FTVIS2	FTVRDI	FTVSVI	FTVSV2	FTVMD2	FTVDM2	TIF
Reinvested dividends	$16,002	323,687	253,035	115,111	105,129	18,025	30,248	16,333
Mortality and expense risk charges (note 3)	(2,083)	-	-	-	(19,722)	(2,259)	-	-
Net investment income (loss)	13,919	323,687	253,035	115,111	85,407	15,766	30,248	16,333
Realized gain (loss) on investments	19,182	(46,090)	92,994	(37,198)	(661,645)	(45,039)	55,655	(44,686)
Change in unrealized gain (loss) on investments	189,007	508,732	1,446,258	622,420	981,673	156,955	652,038	115,870
Net gain (loss) on investments	208,189	462,642	1,539,252	585,222	320,028	111,916	707,693	71,184
Reinvested capital gains	27,949	97,830	2,563,862	1,445,334	1,674,774	113,228	-	8,335
Net increase (decrease) in contract owners’ equity resulting from operations	$250,057	884,159	4,356,149	2,145,667	2,080,209	240,910	737,941	95,852

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF Operations

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	TIF2	FTVGI2	FTVFA2	FTVGB1	GVMSAS	GVMCE	GVCSE	GVGOPS	1
Reinvested dividends	$252,569	437,283	20,934	1,193,713	114	81,466	6,374	-
Mortality and expense risk charges (note 3)	(22,080)	(403)	-	(33,879)	-	(26,029)	(1,766)	(1,476)
Net investment income (loss)	230,489	436,880	20,934	1,159,834	114	55,437	4,608	(1,476)
Realized gain (loss) on investments	(235,723)	(155,912)	(9,920)	293,409	83	120,423	(163,277)	(273,400)
Change in unrealized gain (loss) on investments	1,441,737	(142,210)	56,088	(1,122,660)	(32)	2,382,736	413,114	325,389
Net gain (loss) on investments	1,206,014	(298,122)	46,168	(829,251)	51	2,503,159	249,837	51,989
Reinvested capital gains	150,757	-	38,593	-	-	382,100	28,042	149,022
Net increase (decrease) in contract owners’ equity resulting from operations	$1,587,260	138,758	105,695	330,583	165	2,940,696	282,487	199,535

Investment Activity:	GVGMNS	RVARS	ACGI	ACEG	AVBVI	AVHY1	AVIE	AVMCCI	1
Reinvested dividends	$780	8,868	145,060	-	85	87,365	491,526	1,350
Mortality and expense risk charges (note 3)	-	-	(17,549)	-	(65)	(6,713)	(68,219)	(207)
Net investment income (loss)	780	8,868	127,511	-	20	80,652	423,307	1,143
Realized gain (loss) on investments	(2,403)	511	(112,316)	57,078	(1,802)	(58,997)	1,255,639	(2,459)
Change in unrealized gain (loss) on investments	7,414	8,496	831,683	162,658	4,571	473,356	4,392,625	29,756
Net gain (loss) on investments	5,011	9,007	719,367	219,736	2,769	414,359	5,648,264	27,297
Reinvested capital gains	2,281	-	863,602	188,905	7,531	-	1,985,608	29,605
Net increase (decrease) in contract owners’ equity resulting from operations	$8,072	17,875	1,710,480	408,641	10,320	495,011	8,057,179	58,045

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF Operations

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	AVSCE	IVKMG1	IVBRA1	OVGR	OVGS	OVIG	OVGI	OVSC	1
Reinvested dividends	$-	-	-	6,101	707,816	158,275	373,606	11,978
Mortality and expense risk charges (note 3)	(473)	(747)	-	(23,710)	(96,405)	(29,184)	(16,107)	(148)
Net investment income (loss)	(473)	(747)	-	(17,609)	611,411	129,091	357,499	11,830
Realized gain (loss) on investments	(16,777)	(58,385)	(14,408)	(168,710)	(44,819)	283,331	1,373,847	(120,174)
Change in unrealized gain (loss) on investments	49,770	532,629	237,190	2,287,240	9,611,117	2,875,308	2,207,291	1,085,709
Net gain (loss) on investments	32,993	474,244	222,782	2,118,530	9,566,298	3,158,639	3,581,138	965,535
Reinvested capital gains	17,830	511,498	-	960,672	11,180,425	776,075	5,624,209	553,160
Net increase (decrease) in contract owners’ equity resulting from operations	$50,350	984,995	222,782	3,061,593	21,358,134	4,063,805	9,562,846	1,530,525

Investment Activity:	OVAG	OVSB	WRASP	WRGP	WRHIP	WRMCG	WRRESP	WRSTP	1
Reinvested dividends	$-	720,503	132,890	-	921,407	-	117,039	-
Mortality and expense risk charges (note 3)	(10,445)	-	(1,486)	(3,500)	(28,366)	(8,026)	(10,404)	(5,731)
Net investment income (loss)	(10,445)	720,503	131,404	(3,500)	893,041	(8,026)	106,635	(5,731)
Realized gain (loss) on investments	1,705,185	(77,976)	(15,925)	(113,348)	(242,731)	273,116	(24,774)	(237,353)
Change in unrealized gain (loss) on investments	4,051,276	1,309,460	874,739	220,118	851,083	372,223	1,420,969	2,205,172
Net gain (loss) on investments	5,756,461	1,231,484	858,814	106,770	608,352	645,339	1,396,195	1,967,819
Reinvested capital gains	3,883,315	-	253,639	948,465	-	789,864	32,748	747,332
Net increase (decrease) in contract owners’ equity resulting from operations	$9,629,331	1,951,987	1,243,857	1,051,735	1,501,393	1,427,177	1,535,578	2,709,420

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF Operations

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	JPMMV1	JPSCE1	JAEI	JABS	JAMGS	JAFBS	JACAS	JAGTS	1
Reinvested dividends	$660,053	1,937	4,165	581,507	14,721	191,225	11,125	122,660
Mortality and expense risk charges (note 3)	(83,636)	(731)	-	(55,336)	(43,943)	(9,365)	(29,621)	(14,077)
Net investment income (loss)	576,417	1,206	4,165	526,171	(29,222)	181,860	(18,496)	108,583
Realized gain (loss) on investments	704,396	6,183	43,446	694,319	840,597	16,397	298,454	3,670,592
Change in unrealized gain (loss) on investments	5,637,760	44,182	389,978	4,718,833	5,176,150	367,849	11,058,797	4,459,902
Net gain (loss) on investments	6,342,156	50,365	433,424	5,413,152	6,016,747	384,246	11,357,251	8,130,494
Reinvested capital gains	2,740,619	55,942	114,719	902,222	1,757,806	-	4,393,377	2,036,413
Net increase (decrease) in contract owners’ equity resulting from operations	$9,659,192	107,513	552,308	6,841,545	7,745,331	566,106	15,732,132	10,275,490

Investment Activity:	JAIGS	JAMVS	LZREMS	SBVSG	BNCAI	LOVTRC	LOVSDC	LOVBD	1
Reinvested dividends	$375,460	14,089	136,791	-	-	791,524	710,911	155,068
Mortality and expense risk charges (note 3)	(10,459)	(1,967)	(31,102)	(34,744)	(13,447)	(53,820)	(43,280)	(8,192)
Net investment income (loss)	365,001	12,122	105,689	(34,744)	(13,447)	737,704	667,631	146,876
Realized gain (loss) on investments	(220,252)	(9,532)	528,113	1,845,162	443,716	(45,527)	(195,814)	41,185
Change in unrealized gain (loss) on investments	4,669,338	170,005	2,411,242	783,554	1,376,306	1,275,233	448,622	213,120
Net gain (loss) on investments	4,449,086	160,473	2,939,355	2,628,716	1,820,022	1,229,706	252,808	254,305
Reinvested capital gains	-	77,364	-	1,812,424	170,064	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	$4,814,087	249,959	3,045,044	4,406,396	1,976,639	1,967,410	920,439	401,181

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF Operations

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	LOVMCV	MV2RIS	MV2IGI	MVRBSS	MV3MVS	MVIGIC	MVBRES	MNDIC	1
Reinvested dividends	$105	11,856	22,899	5,448	-	211	32,144	-
Mortality and expense risk charges (note 3)	(7)	(5,853)	-	(739)	(5)	-	(5,600)	-
Net investment income (loss)	98	6,003	22,899	4,709	(5)	211	26,544	-
Realized gain (loss) on investments	(43)	4,963	100,311	11,892	-	(247)	(109,165)	(91,007)
Change in unrealized gain (loss) on investments	1,873	1,359,931	812,800	8,184	568	3,998	460,259	218,796
Net gain (loss) on investments	1,830	1,364,894	913,111	20,076	568	3,751	351,094	127,789
Reinvested capital gains	197	41,256	305,917	-	-	1,888	195,288	243,374
Net increase (decrease) in contract owners’ equity resulting from operations	$2,125	1,412,153	1,241,927	24,785	563	5,850	572,926	371,163

Investment Activity:	MMCGSC	MNDSC	MVFIC	MVFSC	MVIVSC	MSVFI	MSEM	VKVGR2	1
Reinvested dividends	$-	-	225,308	1,477,337	1,380,882	86,624	415,676	128,706
Mortality and expense risk charges (note 3)	(297)	(286)	-	(166,509)	(195,716)	-	(8,476)	(11,512)
Net investment income (loss)	(297)	(286)	225,308	1,310,828	1,185,166	86,624	407,200	117,194
Realized gain (loss) on investments	29,967	1,994	67,665	1,596,478	2,638,689	15,012	(40,681)	101,072
Change in unrealized gain (loss) on investments	5,820	75,600	2,003,125	13,706,576	13,803,302	117,876	665,212	467,731
Net gain (loss) on investments	35,787	77,594	2,070,790	15,303,054	16,441,991	132,888	624,531	568,803
Reinvested capital gains	22,790	143,954	474,197	3,549,727	2,894,693	-	-	240,835
Net increase (decrease) in contract owners’ equity resulting from operations	$58,280	221,262	2,770,295	20,163,609	20,521,850	219,512	1,031,731	926,832

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF Operations

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	MSVMG	MSVEG	MSVRE	NVFIII	GBF	MSBF	HIBF	GVABD2	1
Reinvested dividends	$-	-	187,293	1,164	3,159,052	592,029	1,354,458	31,693
Mortality and expense risk charges (note 3)	(11,073)	(5,021)	(17,178)	-	(151,619)	(8,122)	(33,622)	-
Net investment income (loss)	(11,073)	(5,021)	170,115	1,164	3,007,433	583,907	1,320,836	31,693
Realized gain (loss) on investments	471,679	73,589	148,698	127	(358,108)	(107,573)	(309,631)	2,577
Change in unrealized gain (loss) on investments	247,010	511,246	988,416	(1,065)	5,204,066	548,179	2,366,426	97,576
Net gain (loss) on investments	718,689	584,835	1,137,114	(938)	4,845,958	440,606	2,056,795	100,153
Reinvested capital gains	713,714	143,467	372,290	631	-	-	-	5,617
Net increase (decrease) in contract owners’ equity resulting from operations	$1,421,330	723,281	1,679,519	857	7,853,391	1,024,513	3,377,631	137,463

Investment Activity:	NVLCP1	NVCBD1	NVSTB1	NVSTB2	NVBX	SAM	SAM5	NVGEII	1
Reinvested dividends	$63,179	76,063	2,522,616	63,644	7,619,071	732,641	4,329,226	101
Mortality and expense risk charges (note 3)	-	-	(117,651)	-	(323,112)	(159)	(435,464)	-
Net investment income (loss)	63,179	76,063	2,404,965	63,644	7,295,959	732,482	3,893,762	101
Realized gain (loss) on investments	(3,932)	6,618	(64,843)	(6,713)	(263,881)	-	-	216
Change in unrealized gain (loss) on investments	124,132	113,002	1,637,427	49,635	12,414,319	-	-	821
Net gain (loss) on investments	120,200	119,620	1,572,584	42,922	12,150,438	-	-	1,037
Reinvested capital gains	-	-	-	-	-	-	-	113
Net increase (decrease) in contract owners’ equity resulting from operations	$183,379	195,683	3,977,549	106,566	19,446,397	732,482	3,893,762	1,251

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF Operations

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	NVMLG1	NVMLV1	NVMMG1	NVMIG1	NVRE1	NVMMV1	NVMMV2	NVNMO1	1
Reinvested dividends	$590,773	3,977,529	-	182,361	548,711	195,842	286,069	112,065
Mortality and expense risk charges (note 3)	(5,188)	(12,925)	(4,826)	-	(16,961)	(6,885)	-	-
Net investment income (loss)	585,585	3,964,604	(4,826)	182,361	531,750	188,957	286,069	112,065
Realized gain (loss) on investments	26,584	(335,076)	(640,415)	(240,676)	(499,794)	(902,544)	(335,752)	224,348
Change in unrealized gain (loss) on investments	1,275,530	(840,318)	2,730,446	3,313,655	8,139,301	903,976	458,961	2,404,941
Net gain (loss) on investments	1,302,114	(1,175,394)	2,090,031	3,072,979	7,639,507	1,432	123,209	2,629,289
Reinvested capital gains	1,905,114	1,359,362	10,495,120	946,674	-	1,475,143	2,263,981	1,392,831
Net increase (decrease) in contract owners’ equity resulting from operations	$3,792,813	4,148,572	12,580,325	4,202,014	8,171,257	1,665,532	2,673,259	4,134,185

Investment Activity:	NVNSR1	NVAMV1	NVOLG1	NVTIV3	DTRTFB	TRF	EIF	SCGF	1
Reinvested dividends	$1,741	1,023,797	2,925,628	26,029	3,850	869,654	247,684	-
Mortality and expense risk charges (note 3)	-	-	(1,757)	-	-	(71,152)	(2,381)	(16,752)
Net investment income (loss)	1,741	1,023,797	2,923,871	26,029	3,850	798,502	245,303	(16,752)
Realized gain (loss) on investments	(3,923)	326,053	3,092,963	(8,355)	(7)	52,878,470	763,669	(499,473)
Change in unrealized gain (loss) on investments	31,257	3,514,514	2,957,530	12,923	(807)	(26,741,554)	1,677,908	1,283,550
Net gain (loss) on investments	27,334	3,840,567	6,050,493	4,568	(814)	26,136,916	2,441,577	784,077
Reinvested capital gains	21,377	4,232,718	44,233,441	93,961	-	4,143,699	528,380	6,434,502
Net increase (decrease) in contract owners’ equity resulting from operations	$50,452	9,097,082	53,207,805	124,558	3,036	31,079,117	3,215,260	7,201,827

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF Operations

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	SCF	GEM	GIG	NVIE6	SCVF	GVAGG2	GVAGR2	GVAGI2	1
Reinvested dividends	$30,796	349,830	449,902	4,546	385,612	56,766	40,991	58,224
Mortality and expense risk charges (note 3)	(36,365)	(9,294)	(14,192)	-	(15,013)	-	-	-
Net investment income (loss)	(5,569)	340,536	435,710	4,546	370,599	56,766	40,991	58,224
Realized gain (loss) on investments	(617,034)	251,700	(105,460)	7,644	147,610	146,658	734,550	94,363
Change in unrealized gain (loss) on investments	5,413,096	2,461,993	1,958,692	13,268	(5,595,636)	1,644,577	685,459	424,698
Net gain (loss) on investments	4,796,062	2,713,693	1,853,232	20,912	(5,448,026)	1,791,235	1,420,009	519,061
Reinvested capital gains	4,894,419	-	755,603	8,568	11,356,217	743,103	1,677,469	401,546
Net increase (decrease) in contract owners’ equity resulting from operations	$9,684,912	3,054,229	3,044,545	34,026	6,278,790	2,591,104	3,138,469	978,831

Investment Activity:	GVDIVI	NVSIX2	NVIX	GVIX2	MCIF	GVEX1	GVIDA	GVDMA	1
Reinvested dividends	$1,182,190	10,028	879,762	92,038	1,518,141	152,201	801,540	2,079,385
Mortality and expense risk charges (note 3)	-	-	(47,971)	-	(162,308)	-	(40,638)	(52,126)
Net investment income (loss)	1,182,190	10,028	831,791	92,038	1,355,833	152,201	760,902	2,027,259
Realized gain (loss) on investments	(70,699)	(31,402)	365,972	(686)	(2,696,479)	274,825	1,090,778	2,306,585
Change in unrealized gain (loss) on investments	(548,006)	(122,145)	3,673,691	420,746	8,676,399	1,129,344	2,630,658	5,331,921
Net gain (loss) on investments	(618,705)	(153,547)	4,039,663	420,060	5,979,920	1,404,169	3,721,436	7,638,506
Reinvested capital gains	210,168	390,059	51,078	5,587	17,485,729	299,451	3,536,047	9,476,552
Net increase (decrease) in contract owners’ equity resulting from operations	$773,653	246,540	4,922,532	517,685	24,821,482	1,855,821	8,018,385	19,142,317

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF Operations

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	GVIDM	GVDMC	GVIDC	GVAAA2	NVCRA1	NVCMA1	NVCCA1	NVCMD1	1
Reinvested dividends	$1,578,742	462,303	306,238	208,863	84,304	200,015	117,916	203,006
Mortality and expense risk charges (note 3)	(36,974)	(11,572)	(14,757)	-	(290)	(604)	(109)	(1,981)
Net investment income (loss)	1,541,768	450,731	291,481	208,863	84,014	199,411	117,807	201,025
Realized gain (loss) on investments	1,611,150	(244,197)	(78,366)	198,730	(9,724)	(191,717)	(115,888)	(64,935)
Change in unrealized gain (loss) on investments	1,928,033	1,137,216	728,466	1,064,228	349,875	661,196	344,434	458,821
Net gain (loss) on investments	3,539,183	893,019	650,100	1,262,958	340,151	469,479	228,546	393,886
Reinvested capital gains	6,716,237	931,860	296,034	870,629	223,448	671,295	379,416	533,686
Net increase (decrease) in contract owners’ equity resulting from operations	$11,797,188	2,275,610	1,237,615	2,342,450	647,613	1,340,185	725,769	1,128,597

Investment Activity:	NVCRB1	NVCMC1	NVCCN1	NVDBL2	NVDCA2	NVLMP	NVLCAP	NCPG	1
Reinvested dividends	$166,082	59,348	74,460	40,672	16,159	1,488	2,384	2,921
Mortality and expense risk charges (note 3)	(787)	(356)	(822)	-	-	-	-	-
Net investment income (loss)	165,295	58,992	73,638	40,672	16,159	1,488	2,384	2,921
Realized gain (loss) on investments	(210,805)	(84,112)	(16,278)	3,886	(5,984)	329	5,966	1,376
Change in unrealized gain (loss) on investments	555,209	190,852	127,600	97,298	69,291	5,770	16,393	7,052
Net gain (loss) on investments	344,404	106,740	111,322	101,184	63,307	6,099	22,359	8,428
Reinvested capital gains	368,679	103,030	48,737	105,637	56,683	1,636	2,794	3,541
Net increase (decrease) in contract owners’ equity resulting from operations	$878,378	268,762	233,697	247,493	136,149	9,223	27,537	14,890

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF Operations

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	NCPGI	IDPG	IDPGI	AMTB	AMCG	AMMCGS	AMRI	AMSRS	1
Reinvested dividends	$77	560	181	57,801	-	-	6,528	12,566
Mortality and expense risk charges (note 3)	-	-	-	-	(4,532)	-	(3,105)	(817)
Net investment income (loss)	77	560	181	57,801	(4,532)	-	3,423	11,749
Realized gain (loss) on investments	14	(1,484)	1	(4,689)	147,516	37,390	(5,770)	165,041
Change in unrealized gain (loss) on investments	109	4,492	111	50,371	274,327	153,508	183,057	232,093
Net gain (loss) on investments	123	3,008	112	45,682	421,843	190,898	177,287	397,134
Reinvested capital gains	-	689	157	-	126,303	82,329	106,189	167,389
Net increase (decrease) in contract owners’ equity resulting from operations	$200	4,257	450	103,483	543,614	273,227	286,899	576,272

Investment Activity:	NOTB3	NOTG3	NOTMG3	PMVFHA	PMVGBA	PMVAAA	PMVRSA	PMVFBA	1
Reinvested dividends	$953	803	1,131	6,558	10,634	435,611	6,014	35,923
Mortality and expense risk charges (note 3)	-	-	-	(926)	(1,037)	(28,024)	-	(2,687)
Net investment income (loss)	953	803	1,131	5,632	9,597	407,587	6,014	33,236
Realized gain (loss) on investments	(147)	394	318	2,412	(28,462)	496,814	(441)	(23,309)
Change in unrealized gain (loss) on investments	3,762	2,583	4,380	13,654	42,164	1,037,494	8,403	102,413
Net gain (loss) on investments	3,615	2,977	4,698	16,066	13,702	1,534,308	7,962	79,104
Reinvested capital gains	1,276	2,869	2,310	2,432	-	-	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	$5,844	6,649	8,139	24,130	23,299	1,941,895	13,976	112,340

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF Operations

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	PMVHYA	PMVLGA	PMVLDA	PMVRRA	PMVTRA	PVEIB	PVGOB	PVTIGB	1
Reinvested dividends	$14,190	209,246	960,004	812,656	2,093,647	29,266	2,859	15,273
Mortality and expense risk charges (note 3)	(601)	(3,754)	(65,310)	(96,683)	(118,045)	-	-	-
Net investment income (loss)	13,589	205,492	894,694	715,973	1,975,602	29,266	2,859	15,273
Realized gain (loss) on investments	5,263	30,868	(67,765)	151,486	(42,414)	17,288	189,209	(2,973)
Change in unrealized gain (loss) on investments	16,753	723,789	468,050	2,990,607	3,434,899	205,157	121,290	233,874
Net gain (loss) on investments	22,016	754,657	400,285	3,142,093	3,392,485	222,445	310,499	230,901
Reinvested capital gains	-	-	-	-	-	125,070	289,533	1,960
Net increase (decrease) in contract owners’ equity resulting from operations	$35,605	960,149	1,294,979	3,858,066	5,368,087	376,781	602,891	248,134

Investment Activity:	PVTSCB	ROCMC	TREI2	TRHS2	TRLT1	TRMCG2	TRNAG1	TRPSB1	1
Reinvested dividends	$4,643	-	471,143	-	572,914	-	213,254	181,055
Mortality and expense risk charges (note 3)	(1,611)	(8,782)	(46,502)	-	(53,136)	(67,935)	(96,239)	(19,804)
Net investment income (loss)	3,032	(8,782)	424,641	-	519,778	(67,935)	117,015	161,251
Realized gain (loss) on investments	(181,314)	69,906	(270,704)	638,021	(19,603)	(104,377)	1,345,658	(209,197)
Change in unrealized gain (loss) on investments	253,594	292,113	3,568,959	1,814,004	444,239	5,367,195	9,659,062	1,474,788
Net gain (loss) on investments	72,280	362,019	3,298,255	2,452,025	424,636	5,262,818	11,004,720	1,265,591
Reinvested capital gains	74,856	370,585	1,428,838	555,914	-	2,263,095	3,641,720	229,757
Net increase (decrease) in contract owners’ equity resulting from operations	$150,168	723,822	5,151,734	3,007,939	944,414	7,457,978	14,763,455	1,656,599

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF Operations

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	TRBCGP	VWEM	VWHA	VVTISI	VVB	VVCG	VVDV	VVI	1
Reinvested dividends	$-	51,681	-	314,502	280,307	202,100	346,113	156,641
Mortality and expense risk charges (note 3)	(158,548)	(9,477)	(22,478)	(33,634)	(22,352)	(37,869)	(12,542)	(23,296)
Net investment income (loss)	(158,548)	42,204	(22,478)	280,868	257,955	164,231	333,571	133,345
Realized gain (loss) on investments	8,461,368	77,634	(1,635,307)	347,170	26,078	841,928	(555,923)	463,167
Change in unrealized gain (loss) on investments	13,306,821	2,436,270	3,930,325	2,228,861	1,300,668	2,683,593	1,216,271	2,091,066
Net gain (loss) on investments	21,768,189	2,513,904	2,295,018	2,576,031	1,326,746	3,525,521	660,348	2,554,233
Reinvested capital gains	2,405,450	256,173	-	1,805	563,628	493,983	687,054	341,596
Net increase (decrease) in contract owners’ equity resulting from operations	$24,015,091	2,812,281	2,272,540	2,858,704	2,148,329	4,183,735	1,680,973	3,029,174

Investment Activity:	VVMCI	VVREI	VVSCG	VVHGB	VRVDRI	SVDF	SVOF	WFVSCG	1
Reinvested dividends	$407,114	70,049	41,519	1,267,996	15,522	-	20,086	-
Mortality and expense risk charges (note 3)	(57,147)	(5,313)	(16,427)	(101,541)	(382)	(17,118)	(16,320)	(10,339)
Net investment income (loss)	349,967	64,736	25,092	1,166,455	15,140	(17,118)	3,766	(10,339)
Realized gain (loss) on investments	460,427	91,849	107,287	94,132	1,726	56,459	(40,498)	387,561
Change in unrealized gain (loss) on investments	4,245,351	348,672	779,682	2,726,320	(109,325)	3,793,985	1,091,017	28,801
Net gain (loss) on investments	4,705,778	440,521	886,969	2,820,452	(107,599)	3,850,444	1,050,519	416,362
Reinvested capital gains	2,098,579	126,595	902,252	-	88,834	1,967,143	800,351	1,197,062
Net increase (decrease) in contract owners’ equity resulting from operations	$7,154,324	631,852	1,814,313	3,986,907	(3,625)	5,800,469	1,854,636	1,603,085

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTS OF Operations

YEAR ENDED DECEMBER 31, 2019

Investment Activity:	AMGP	AMTP
Reinvested dividends	$1,944	9,272
Mortality and expense risk charges (note 3)	(415)	(179)
Net investment income (loss)	1,529	9,093
Realized gain (loss) on investments	(166,593)	(91,191)
Change in unrealized gain (loss) on investments	69,203	24,509
Net gain (loss) on investments	(97,390)	(66,682)
Reinvested capital gains	184,669	100,671
Net increase (decrease) in contract owners’ equity resulting from operations	$88,808	43,082

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	Total (unaudited)		ALVGIA		ALVIVA		ALVIVB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$92,524,801	77,113,489	268,393	191,685	27,934	83,243	248	325
Realized gain (loss) on investments	158,442,154	127,446,944	2,507	408,731	(156,208)	163,875	(472)	(3,330)
Change in unrealized gain (loss) on investments	466,668,363	(713,563,552)	2,382,004	(4,496,387)	841,047	(1,696,395)	3,491	(2,453)
Reinvested capital gains	309,168,057	237,316,719	2,677,061	2,630,567	-	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	1,026,803,375	(271,686,400)	5,329,965	(1,265,404)	712,773	(1,449,277)	3,267	(5,458)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	248,864,982	202,845,305	999,863	1,486,335	58,500	56,992	-	29,315
Transfers between funds	-	-	4,394,147	(1,632)	(1,253,877)	(1,673,875)	(1,436)	1,426
Surrenders (notes 2, 3, 4, 5 and 6)	(486,067,219)	(390,949,608)	(3,087,401)	(1,764,846)	(721,276)	(108,080)	14,005	(12,357)
Adjustments to maintain reserves	252,204	9,184	(39)	(1,305)	(11)	(36)	8	(4)
Net equity transactions	(236,950,033)	(188,095,119)	2,306,570	(281,448)	(1,916,664)	(1,724,999)	12,577	18,380
Net change in contract owners' equity	789,853,342	(459,781,519)	7,636,535	(1,546,852)	(1,203,891)	(3,174,276)	15,844	12,922
Contract owners' equity beginning of period	4,830,198,256	5,289,979,775	21,706,547	23,253,399	4,909,849	8,084,125	12,922	-
Contract owners' equity end of period	$5,620,051,598	4,830,198,256	29,343,082	21,706,547	3,705,958	4,909,849	28,766	12,922
CHANGES IN UNITS:
Beginning units	242,066,823	244,853,171	613,461	618,577	598,205	761,593	1,247	-
Units purchased	60,925,938	40,507,127	167,821	82,000	16,528	7,794	1,472	2,665
Units redeemed	(62,458,437)	(43,293,476)	(110,542)	(87,116)	(231,169)	(171,182)	(342)	(1,418)
Ending units	240,534,324	242,066,823	670,740	613,461	383,564	598,205	2,377	1,247

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	ALVDAA		ALVSVA		ACVIP1		ACVCA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$555	473	71,358	84,637	534,026	633,828	(1,922)	(1,826)
Realized gain (loss) on investments	382	949	(515,265)	(139,014)	(72,679)	(265,149)	(19,173)	58,390
Change in unrealized gain (loss) on investments	2,657	(3,378)	1,896,312	(4,634,569)	1,406,176	(994,534)	120,062	(95,601)
Reinvested capital gains	31	33	1,499,919	1,662,476	-	-	131,409	4,076
Net increase (decrease) in contract owners' equity resulting from operations	3,625	(1,923)	2,952,324	(3,026,470)	1,867,523	(625,855)	230,376	(34,961)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	6,464	2,060	638,276	514,288	918,655	734,130	1,059	1,454
Transfers between funds	(3,411)	1,176	(4,436,416)	(968,082)	1,719,912	332,684	15,555	(31,910)
Surrenders (notes 2, 3, 4, 5 and 6)	(1,651)	(7,113)	(2,545,346)	(756,814)	(536,515)	(883,840)	(9,157)	(13,120)
Adjustments to maintain reserves	6	(4)	(5,176)	(83)	12	(120)	(7)	(26)
Net equity transactions	1,408	(3,881)	(6,348,662)	(1,210,691)	2,102,064	182,854	7,450	(43,602)
Net change in contract owners' equity	5,033	(5,804)	(3,396,338)	(4,237,161)	3,969,587	(443,001)	237,826	(78,563)
Contract owners' equity beginning of period	21,881	27,685	17,041,808	21,278,969	20,910,804	21,353,805	633,316	711,879
Contract owners' equity end of period	$26,914	21,881	13,645,470	17,041,808	24,880,391	20,910,804	871,142	633,316
CHANGES IN UNITS:
Beginning units	1,666	1,959	386,451	410,273	2,146,672	2,131,092	47,564	50,552
Units purchased	395	245	19,162	16,286	345,627	258,839	5,515	1,918
Units redeemed	(287)	(538)	(148,733)	(40,108)	(150,803)	(243,259)	(4,716)	(4,906)
Ending units	1,774	1,666	256,880	386,451	2,341,496	2,146,672	48,363	47,564

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	ACVIG		ACVIP2		ACVI		ACVMV1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$428,918	392,620	175,160	235,393	16,038	16,608	220,037	178,596
Realized gain (loss) on investments	795,635	877,989	(105,746)	(302,331)	52,682	17,027	(282,613)	69,571
Change in unrealized gain (loss) on investments	1,437,281	(4,199,723)	573,090	(175,271)	331,605	(480,836)	1,805,807	(2,775,377)
Reinvested capital gains	1,771,122	1,551,180	-	-	118,217	105,794	1,189,553	855,252
Net increase (decrease) in contract owners' equity resulting from operations	4,432,956	(1,377,934)	642,504	(242,209)	518,542	(341,407)	2,932,784	(1,671,958)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	517,214	475,157	198,904	238,066	41,441	37,419	1,338,556	3,174,186
Transfers between funds	468,520	518,476	(83,186)	(1,042,962)	(61,519)	938,392	(762,232)	(971,768)
Surrenders (notes 2, 3, 4, 5 and 6)	(1,887,939)	(1,617,675)	(521,777)	(602,657)	(71,440)	(69,205)	(2,400,070)	(4,013,008)
Adjustments to maintain reserves	(103)	177	(12)	84	3,236	(2,078)	11	(485)
Net equity transactions	(902,308)	(623,865)	(406,071)	(1,407,469)	(88,282)	904,528	(1,823,735)	(1,811,075)
Net change in contract owners' equity	3,530,648	(2,001,799)	236,433	(1,649,678)	430,260	563,121	1,109,049	(3,483,033)
Contract owners' equity beginning of period	18,762,900	20,764,699	7,454,284	9,103,962	1,840,381	1,277,260	11,262,539	14,745,572
Contract owners' equity end of period	$22,293,548	18,762,900	7,690,717	7,454,284	2,270,641	1,840,381	12,371,588	11,262,539
CHANGES IN UNITS:
Beginning units	596,221	607,215	455,259	540,339	123,291	72,406	353,741	403,277
Units purchased	132,177	40,556	16,632	22,809	91,386	55,277	36,191	38,547
Units redeemed	(156,467)	(51,550)	(40,588)	(107,889)	(117,555)	(4,392)	(88,839)	(88,083)
Ending units	571,931	596,221	431,303	455,259	97,122	123,291	301,093	353,741

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	ACVV		AMVAA2		AMVBD2		AMVGS2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$475,819	389,299	222,601	177,256	1,722,067	1,688,017	(1,062)	(2,192)
Realized gain (loss) on investments	943,164	1,979,920	152,435	321,521	(446,095)	(44,684)	9,913	(27,025)
Change in unrealized gain (loss) on investments	2,868,612	(4,721,392)	1,322,899	(1,695,035)	4,829,260	(2,340,787)	425,340	(236,502)
Reinvested capital gains	1,486,154	1,703	602,875	562,335	-	99,168	139,166	79,072
Net increase (decrease) in contract owners' equity resulting from operations	5,773,749	(2,350,470)	2,300,810	(633,923)	6,105,232	(598,286)	573,357	(186,647)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	354,563	451,592	1,815,679	1,211,435	17	36	184,089	243,017
Transfers between funds	(1,102,151)	1,234,419	986,383	(1,117,556)	(7,450,289)	357,026	313,664	142,918
Surrenders (notes 2, 3, 4, 5 and 6)	(3,467,590)	(2,104,802)	(1,512,273)	(1,093,801)	(651,614)	(666,122)	(38,939)	(29,710)
Adjustments to maintain reserves	1,941	(10,349)	43	(69)	6	(35)	(1)	(184)
Net equity transactions	(4,213,237)	(429,140)	1,289,832	(999,991)	(8,101,880)	(309,095)	458,813	356,041
Net change in contract owners' equity	1,560,512	(2,779,610)	3,590,642	(1,633,914)	(1,996,648)	(907,381)	1,032,170	169,394
Contract owners' equity beginning of period	22,965,394	25,745,004	10,499,057	12,132,971	72,571,100	73,478,481	1,634,484	1,465,090
Contract owners' equity end of period	$24,525,906	22,965,394	14,089,699	10,499,057	70,574,452	72,571,100	2,666,654	1,634,484
CHANGES IN UNITS:
Beginning units	656,692	668,081	597,801	657,734	5,492,418	5,515,445	116,395	93,070
Units purchased	187,956	69,227	259,203	121,502	3,736	27,931	32,868	30,955
Units redeemed	(321,809)	(80,616)	(194,445)	(181,435)	(606,863)	(50,958)	(4,458)	(7,630)
Ending units	522,839	656,692	662,559	597,801	4,889,291	5,492,418	144,805	116,395

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	AMVGR2		AMVGI2		AMVI2		AMVNW2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$154,896	59,221	56	-	329,319	371,178	27,638	11,664
Realized gain (loss) on investments	717,323	1,179,389	119	-	388,089	556,631	(66,368)	38,615
Change in unrealized gain (loss) on investments	3,705,482	(4,158,461)	255	-	3,703,458	(4,417,870)	567,377	(356,677)
Reinvested capital gains	3,080,841	2,765,654	-	-	630,511	635,518	104,595	48,086
Net increase (decrease) in contract owners' equity resulting from operations	7,658,542	(154,197)	430	-	5,051,377	(2,854,543)	633,242	(258,312)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,865,439	901,166	3,866	-	1,290,323	1,258,595	142,015	125,330
Transfers between funds	(1,080,725)	(1,021,072)	2,639	-	677,167	12,812,676	1,859,200	783,742
Surrenders (notes 2, 3, 4, 5 and 6)	(732,731)	(786,947)	(248)	-	(1,638,250)	(700,902)	(192,472)	(45,677)
Adjustments to maintain reserves	6	(13,877)	(4)	-	11	(65)	(29)	(62)
Net equity transactions	51,989	(920,730)	6,253	-	329,251	13,370,304	1,808,714	863,333
Net change in contract owners' equity	7,710,531	(1,074,927)	6,683	-	5,380,628	10,515,761	2,441,956	605,021
Contract owners' equity beginning of period	25,332,833	26,407,760	-	-	22,293,777	11,778,016	1,539,523	934,502
Contract owners' equity end of period	$33,043,364	25,332,833	6,683	-	27,674,405	22,293,777	3,981,479	1,539,523
CHANGES IN UNITS:
Beginning units	1,167,950	1,212,032	-	-	1,818,914	834,512	133,700	69,651
Units purchased	123,124	84,330	633	-	397,594	1,117,006	157,752	71,604
Units redeemed	(123,445)	(128,412)	(24)	-	(377,196)	(132,604)	(23,148)	(7,555)
Ending units	1,167,629	1,167,950	609	-	1,839,312	1,818,914	268,304	133,700

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	PIHYB1		BRVHYI		MLVLC2		MLVGA2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$165,616	173,324	818,680	504,655	16,866	16,277	105,725	77,700
Realized gain (loss) on investments	36,717	(4,728)	(85,481)	67,218	(24,977)	(629)	(143,614)	26,743
Change in unrealized gain (loss) on investments	270,452	(314,313)	1,347,758	(888,524)	298,846	(282,577)	1,255,436	(1,253,258)
Reinvested capital gains	-	-	-	-	90,074	186,662	319,328	376,167
Net increase (decrease) in contract owners' equity resulting from operations	472,785	(145,717)	2,080,957	(316,651)	380,809	(80,267)	1,536,875	(772,648)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	63,554	79,510	718,103	454,587	106,140	89,364	316,985	334,495
Transfers between funds	(804,700)	549,790	6,853,433	3,617,254	(35,591)	1,380	(411,866)	183,291
Surrenders (notes 2, 3, 4, 5 and 6)	(216,381)	(477,854)	(1,058,089)	(301,635)	(32,811)	(17,173)	(762,149)	(1,058,149)
Adjustments to maintain reserves	(189)	(984)	(54)	492	2,302	(2,327)	(2)	1,171
Net equity transactions	(957,716)	150,462	6,513,393	3,770,698	40,040	71,244	(857,032)	(539,192)
Net change in contract owners' equity	(484,931)	4,745	8,594,350	3,454,047	420,849	(9,023)	679,843	(1,311,840)
Contract owners' equity beginning of period	3,873,351	3,868,606	11,078,325	7,624,278	1,335,626	1,344,649	9,091,664	10,403,504
Contract owners' equity end of period	$3,388,420	3,873,351	19,672,675	11,078,325	1,756,475	1,335,626	9,771,507	9,091,664
CHANGES IN UNITS:
Beginning units	129,139	123,896	1,008,812	674,468	53,409	50,795	548,347	553,607
Units purchased	52,642	32,100	766,093	403,784	29,566	8,841	37,784	84,037
Units redeemed	(83,506)	(26,857)	(218,816)	(69,440)	(28,717)	(6,227)	(76,429)	(89,297)
Ending units	98,275	129,139	1,556,089	1,008,812	54,258	53,409	509,702	548,347

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	DVMCS		DVSCS		DSIF		DSRG
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$13,147	11,046	740,137	694,013	9,734,326	10,012,587	177,229	203,241
Realized gain (loss) on investments	(61,478)	(51,122)	536,420	2,264,777	56,214,224	27,969,786	128,077	238,535
Change in unrealized gain (loss) on investments	356,155	(867,989)	11,089,550	(18,552,711)	70,854,341	(82,098,462)	2,840,579	(3,070,197)
Reinvested capital gains	218,650	382,535	8,924,513	6,045,636	32,402,967	14,709,204	393,424	2,156,594
Net increase (decrease) in contract owners' equity resulting from operations	526,474	(525,530)	21,290,620	(9,548,285)	169,205,858	(29,406,885)	3,539,309	(471,827)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	171,664	230,679	3,313,651	3,490,801	23,528,760	13,955,614	524,498	561,499
Transfers between funds	(19,044)	(35,795)	1,480,880	5,459,382	(82,443,561)	23,425,043	(101,908)	22,522
Surrenders (notes 2, 3, 4, 5 and 6)	(130,874)	(340,577)	(12,405,621)	(8,860,053)	(42,598,551)	(39,452,710)	(1,065,886)	(1,326,835)
Adjustments to maintain reserves	(21)	(21)	(82)	439	2,371	23,187	5,129	(565)
Net equity transactions	21,725	(145,714)	(7,611,172)	90,569	(101,510,981)	(2,048,866)	(638,167)	(743,379)
Net change in contract owners' equity	548,199	(671,244)	13,679,448	(9,457,716)	67,694,877	(31,455,751)	2,901,142	(1,215,206)
Contract owners' equity beginning of period	2,666,623	3,337,867	97,970,697	107,428,413	601,853,775	633,309,526	10,470,618	11,685,824
Contract owners' equity end of period	$3,214,822	2,666,623	111,650,145	97,970,697	669,548,652	601,853,775	13,371,760	10,470,618
CHANGES IN UNITS:
Beginning units	74,955	79,253	2,735,357	2,723,622	21,793,980	21,680,304	386,790	411,484
Units purchased	10,618	17,690	377,676	283,966	2,618,901	1,944,668	30,489	26,477
Units redeemed	(10,224)	(21,988)	(562,223)	(272,231)	(6,018,788)	(1,830,992)	(50,503)	(51,171)
Ending units	75,349	74,955	2,550,810	2,735,357	18,394,093	21,793,980	366,776	386,790

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	DCAP		DSC		DVIV		CVSPIP
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$232,524	259,308	-	-	68,364	57,091	25,836	23,006
Realized gain (loss) on investments	(316,446)	(150,634)	(108,065)	126,035	(29,920)	(1,428)	13,947	107,658
Change in unrealized gain (loss) on investments	3,999,840	(4,149,810)	116,796	(587,017)	666,554	(750,974)	257,720	(302,017)
Reinvested capital gains	2,249,210	2,745,865	221,820	209,776	-	-	106,948	93,325
Net increase (decrease) in contract owners' equity resulting from operations	6,165,128	(1,295,271)	230,551	(251,206)	704,998	(695,311)	404,451	(78,028)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	518,863	653,773	28,911	250,647	8,442	18,407	6,449	-
Transfers between funds	(450,284)	(1,086,756)	23,251	(213,428)	(271,126)	77,451	150,211	420,547
Surrenders (notes 2, 3, 4, 5 and 6)	(1,812,833)	(2,789,621)	(139,455)	(196,857)	(114,187)	(90,219)	(33,708)	(13,300)
Adjustments to maintain reserves	(129)	(50)	(9)	(11)	20	(43)	36	(20)
Net equity transactions	(1,744,383)	(3,222,654)	(87,302)	(159,649)	(376,851)	5,596	122,988	407,227
Net change in contract owners' equity	4,420,745	(4,517,925)	143,249	(410,855)	328,147	(689,715)	527,439	329,199
Contract owners' equity beginning of period	17,817,986	22,335,911	1,043,086	1,453,941	3,375,540	4,065,255	1,243,205	914,006
Contract owners' equity end of period	$22,238,731	17,817,986	1,186,335	1,043,086	3,703,687	3,375,540	1,770,644	1,243,205
CHANGES IN UNITS:
Beginning units	527,909	624,328	39,841	44,940	176,384	176,313	87,276	60,975
Units purchased	29,193	24,683	2,446	3,744	70,091	17,538	35,039	27,158
Units redeemed	(74,143)	(121,102)	(5,078)	(8,843)	(89,849)	(17,467)	(27,581)	(857)
Ending units	482,959	527,909	37,209	39,841	156,626	176,384	94,734	87,276

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	DAVVL		DWVEMS		DWVSVS		DFVIPS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$64,622	29,712	8,364	128,575	97,160	70,665	57,260	79,934
Realized gain (loss) on investments	(88,705)	(18,196)	116,320	294,932	(433,865)	1,617,214	(27,238)	(35,218)
Change in unrealized gain (loss) on investments	900,966	(1,260,201)	764,318	(1,250,806)	3,010,562	(5,883,175)	270,033	(118,053)
Reinvested capital gains	221,944	706,413	99,385	14,909	1,333,184	1,285,231	-	-
Net increase (decrease) in contract owners' equity resulting from operations	1,098,827	(542,272)	988,387	(812,390)	4,007,041	(2,910,065)	300,055	(73,337)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	92,051	121,735	799,690	742,783	1,948,076	868,095	2,171	2,080
Transfers between funds	694,448	202,264	(95,725)	(259,691)	(1,004,180)	(4,434,087)	(308,236)	648,741
Surrenders (notes 2, 3, 4, 5 and 6)	(601,234)	(258,441)	(144,220)	(188,492)	(445,005)	(1,270,607)	(265,369)	(263,740)
Adjustments to maintain reserves	(16)	(276)	13	(1,121)	(104)	(4,778)	(7)	3
Net equity transactions	185,249	65,282	559,758	293,479	498,787	(4,841,377)	(571,441)	387,084
Net change in contract owners' equity	1,284,076	(476,990)	1,548,145	(518,911)	4,505,828	(7,751,442)	(271,386)	313,747
Contract owners' equity beginning of period	3,435,976	3,912,966	4,225,470	4,744,381	14,709,180	22,460,622	4,344,883	4,031,136
Contract owners' equity end of period	$4,720,052	3,435,976	5,773,615	4,225,470	19,215,008	14,709,180	4,073,497	4,344,883
CHANGES IN UNITS:
Beginning units	218,345	214,201	358,976	337,421	911,599	1,154,411	434,932	397,385
Units purchased	50,802	31,329	112,367	108,111	214,313	122,888	608	64,225
Units redeemed	(39,757)	(27,185)	(69,449)	(86,556)	(192,566)	(365,700)	(58,837)	(26,678)
Ending units	229,390	218,345	401,894	358,976	933,346	911,599	376,703	434,932

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	DFVGMI		DFVULV		DFVUTV		DSGIBA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$2,628	3,674	231,979	-	31,488	18,562	5,509	3,809
Realized gain (loss) on investments	3,991	(165)	5,170	-	(21,811)	111,160	(572)	(1,660)
Change in unrealized gain (loss) on investments	23,606	(16,134)	626,573	-	384,075	(651,369)	20,817	(21,792)
Reinvested capital gains	864	523	123,449	-	64,346	139,869	165	9,222
Net increase (decrease) in contract owners' equity resulting from operations	31,089	(12,102)	987,171	-	458,098	(381,778)	25,919	(10,421)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	3,836	4,797	-	-	667	350	8,393	10,077
Transfers between funds	(68,935)	15,139	11,461,129	-	228,152	107,929	7,464	55,168
Surrenders (notes 2, 3, 4, 5 and 6)	(6,276)	(5,496)	(626,795)	-	(158,694)	(173,027)	(7,210)	(10,868)
Adjustments to maintain reserves	-	(2)	4,646	-	(2)	(12)	(7)	-
Net equity transactions	(71,375)	14,438	10,838,980	-	70,123	(64,760)	8,640	54,377
Net change in contract owners' equity	(40,286)	2,336	11,826,151	-	528,221	(446,538)	34,559	43,956
Contract owners' equity beginning of period	159,534	157,198	-	-	2,053,122	2,499,660	124,199	80,243
Contract owners' equity end of period	$119,248	159,534	11,826,151	-	2,581,343	2,053,122	158,758	124,199
CHANGES IN UNITS:
Beginning units	15,702	14,405	-	-	191,812	196,060	11,090	6,616
Units purchased	344	2,092	1,140,456	-	17,906	9,284	1,529	5,489
Units redeemed	(6,110)	(795)	(59,265)	-	(12,536)	(13,532)	(822)	(1,015)
Ending units	9,936	15,702	1,081,191	-	197,182	191,812	11,797	11,090

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	SVSSVB		SVSLVB		ETVFR		FVU2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$279	1,508	355	417	1,059,487	2,702,418	12,045	-
Realized gain (loss) on investments	(4,108)	1,594	631	441	199,476	(156,635)	(346)	(4,839)
Change in unrealized gain (loss) on investments	26,973	(71,021)	4,762	(4,845)	1,426,199	(2,417,967)	100,137	(51,158)
Reinvested capital gains	13,650	34,424	2,119	1,522	-	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	36,794	(33,495)	7,867	(2,465)	2,685,162	127,816	111,836	(55,997)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	154	6,391	50	319	765,607	530,203	14,761	4,559
Transfers between funds	(10,133)	7,306	(2,436)	3,971	(42,132,311)	(6,401,632)	85,610	586,624
Surrenders (notes 2, 3, 4, 5 and 6)	(12,926)	(11,201)	(950)	574	(1,095,164)	(1,600,541)	(21,399)	(7,243)
Adjustments to maintain reserves	(2)	(12)	12	-	8,353	(8,899)	(5)	2
Net equity transactions	(22,907)	2,484	(3,324)	4,864	(42,453,515)	(7,480,869)	78,967	583,942
Net change in contract owners' equity	13,887	(31,011)	4,543	2,399	(39,768,353)	(7,353,053)	190,803	527,945
Contract owners' equity beginning of period	184,615	215,626	26,042	23,643	65,197,485	72,550,538	527,945	-
Contract owners' equity end of period	$198,502	184,615	30,585	26,042	25,429,132	65,197,485	718,748	527,945
CHANGES IN UNITS:
Beginning units	11,981	11,693	1,875	1,517	5,289,996	5,871,380	57,964	-
Units purchased	236	1,228	30	414	261,899	111,161	10,224	58,836
Units redeemed	(1,553)	(940)	(240)	(56)	(3,608,748)	(692,545)	(2,552)	(872)
Ending units	10,664	11,981	1,665	1,875	1,943,147	5,289,996	65,636	57,964

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FVUS2		FQB		FEMS		FF55S
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$425	-	621,234	666,428	112,062	25,916	14	-
Realized gain (loss) on investments	575	-	(42,809)	(181,600)	107,807	(16,103)	3	-
Change in unrealized gain (loss) on investments	207	-	1,360,919	(666,541)	1,340,171	(71,851)	44	-
Reinvested capital gains	-	-	834	-	-	-	6	-
Net increase (decrease) in contract owners' equity resulting from operations	1,207	-	1,940,178	(181,713)	1,560,040	(62,038)	67	-
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	19	-	524,029	581,650	199,288	204,380	732	-
Transfers between funds	60,871	-	193,778	(1,125,338)	3,964,275	3,497,913	469	-
Surrenders (notes 2, 3, 4, 5 and 6)	(3,290)	-	(1,719,095)	(1,662,418)	(314,743)	(19,515)	(40)	-
Adjustments to maintain reserves	(8)	-	26	148	7	(10)	(5)	-
Net equity transactions	57,592	-	(1,001,262)	(2,205,958)	3,848,827	3,682,768	1,156	-
Net change in contract owners' equity	58,799	-	938,916	(2,387,671)	5,408,867	3,620,730	1,223	-
Contract owners' equity beginning of period	-	-	21,184,771	23,572,442	3,620,730	-	-	-
Contract owners' equity end of period	$58,799	-	22,123,687	21,184,771	9,029,597	3,620,730	1,223	-
CHANGES IN UNITS:
Beginning units	-	-	911,169	1,006,559	435,283	-	-	-
Units purchased	5,757	-	47,162	47,514	492,377	444,387	115	-
Units redeemed	(313)	-	(87,592)	(142,904)	(86,538)	(9,104)	(4)	-
Ending units	5,444	-	870,739	911,169	841,122	435,283	111	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FF60S		FRESS		FCS		FNRS2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$14	-	43,306	43,646	42,531	133,944	87,186	44,234
Realized gain (loss) on investments	3	-	49,639	12,994	728,272	154,571	(277,953)	(418,247)
Change in unrealized gain (loss) on investments	44	-	332,014	(153,329)	4,072,037	(5,566,519)	646,531	(1,246,528)
Reinvested capital gains	5	-	46,333	557	3,911,420	3,031,527	3,249	6,442
Net increase (decrease) in contract owners' equity resulting from operations	66	-	471,292	(96,132)	8,754,260	(2,246,477)	459,013	(1,614,099)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	732	-	46,957	15,448	52,975	111,045	345,780	281,892
Transfers between funds	469	-	631,363	2,003,364	(4,212,060)	567,746	(178,232)	238,572
Surrenders (notes 2, 3, 4, 5 and 6)	(40)	-	(31,020)	(7,830)	(3,531,556)	(1,663,188)	(598,016)	(754,105)
Adjustments to maintain reserves	(4)	-	(14)	14	67,932	(12,820)	(430)	463
Net equity transactions	1,157	-	647,286	2,010,996	(7,622,709)	(997,217)	(430,898)	(233,178)
Net change in contract owners' equity	1,223	-	1,118,578	1,914,864	1,131,551	(3,243,694)	28,115	(1,847,277)
Contract owners' equity beginning of period	-	-	1,925,790	10,926	31,122,707	34,366,401	4,707,648	6,554,925
Contract owners' equity end of period	$1,223	-	3,044,368	1,925,790	32,254,258	31,122,707	4,735,763	4,707,648
CHANGES IN UNITS:
Beginning units	-	-	196,032	1,061	911,259	945,591	307,387	322,002
Units purchased	115	-	99,666	195,763	272,124	55,427	27,681	340,196
Units redeemed	(4)	-	(43,148)	(792)	(470,103)	(89,759)	(53,504)	(354,811)
Ending units	111	-	252,550	196,032	713,280	911,259	281,564	307,387

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEAR ENDED DECEMBER 31, 2019 and 2018

	FEIS		FF10S		FF20S		FF30S
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,079,877	1,280,578	41,388	30,498	524,242	332,879	637,648	335,079
Realized gain (loss) on investments	630,680	1,405,502	18,665	71,386	385,207	1,182,973	751,730	387,020

Change in unrealized gain (loss) on investments	8,488,676	(10,641,855)	158,721	(245,469)	2,492,992	(4,224,304)	4,505,876	(3,768,841)
Reinvested capital gains	3,828,453	2,914,423	87,090	59,898	1,391,095	1,102,451	1,063,213	661,504
Net increase (decrease) in contract owners’ equity resulting from operations	14,027,686	(5,041,352)	305,864	(83,687)	4,793,536	(1,606,001)	6,958,467	(2,385,238)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,973,321	2,160,467	37,736	31,514	1,577,707	1,680,327	4,161,456	2,392,111
Transfers between funds	(3,319,721)	(3,507,166)	(16,831)	(72,074)	1,275,249	(9,195,001)	2,690,473	4,734,269
Surrenders (notes 2, 3, 4, 5 and 6)	(5,918,821)	(4,866,122)	(143,068)	(271,323)	(1,442,882)	(2,146,797)	(1,124,782)	(2,853,840)
Adjustments to maintain reserves	1,338	(423)	(22)	15	(94)	104	982	(850)
Net equity transactions	(7,263,883)	(6,213,244)	(122,185)	(311,868)	1,409,980	(9,661,367)	5,728,129	4,271,690
Net change in contract owners’ equity	6,763,803	(11,254,596)	183,679	(395,555)	6,203,516	(11,267,368)	12,686,596	1,886,452
Contract owners’ equity beginning of period	54,078,889	65,333,485	1,975,771	2,371,326	24,346,102	35,613,470	27,148,345	25,261,893
Contract owners’ equity end of period	$60,842,692	54,078,889	2,159,450	1,975,771	30,549,618	24,346,102	39,834,941	27,148,345

CHANGES IN UNITS:
Beginning units	1,839,288	2,048,261	97,923	112,612	1,161,074	1,599,123	1,217,467	1,041,787
Units purchased	218,808	106,186	2,148	3,105	188,284	225,492	502,756	442,622
Units redeemed	(455,207)	(315,159)	(7,804)	(17,794)	(134,773)	(663,541)	(281,583)	(266,942)
Ending units	1,602,889	1,839,288	92,267	97,923	1,214,585	1,161,074	1,438,640	1,217,467

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEAR ENDED DECEMBER 31, 2019 and 2018

	FFINS		FGOS		FGS		FHIS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$30,778	15,868	(626)	(459)	97,286	72,587	611,828	619,024
Realized gain (loss) on investments	5,836	33,882	10,679	1,653	10,634,264	11,208,657	(171,632)	(155,537)

Change in unrealized gain (loss) on investments	77,137	(77,166)	83,436	11,455	14,632,990	(26,957,639)	1,149,129	(880,876)
Reinvested capital gains	24,168	9,257	31,211	16,505	7,302,649	15,522,678	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	137,919	(18,159)	124,700	29,154	32,667,189	(153,717)	1,589,325	(417,389)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	111	12	24	-	4,590,431	2,991,257	235,022	215,683
Transfers between funds	622,383	(100,275)	(23,655)	27,015	(9,420,267)	3,459,878	913,921	(570,708)
Surrenders (notes 2, 3, 4, 5 and 6)	(99,918)	(72,493)	(9,469)	(7,580)	(14,864,556)	(9,144,921)	(802,565)	(819,516)
Adjustments to maintain reserves	(4)	-	77,499	20,920	48,541	7,514	(68)	166
Net equity transactions	522,572	(172,756)	44,399	40,355	(19,645,851)	(2,686,272)	346,310	(1,174,375)
Net change in contract owners’ equity	660,491	(190,915)	169,099	69,509	13,021,338	(2,839,989)	1,935,635	(1,591,764)
Contract owners’ equity beginning of period	1,085,229	1,276,144	508,052	438,543	104,307,754	107,147,743	10,733,570	12,325,334
Contract owners’ equity end of period	$1,745,720	1,085,229	677,151	508,052	117,329,092	104,307,754	12,669,205	10,733,570

CHANGES IN UNITS:
Beginning units	83,843	96,302	15,899	15,375	3,346,655	3,385,354	467,620	518,507
Units purchased	43,997	-	4,475	770	373,563	313,322	67,417	23,513
Units redeemed	(7,029)	(12,459)	(4,841)	(246)	(1,037,492)	(352,021)	(54,539)	(74,400)
Ending units	120,811	83,843	15,533	15,899	2,682,726	3,346,655	480,498	467,620

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEAR ENDED DECEMBER 31, 2019 and 2018

	FIP		FIGBS		FMCS		FMMP
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,363,605	1,173,654	4,293,587	3,847,952	255,906	196,412	133,521	97,805
Realized gain (loss) on investments	4,974,238	7,444,360	(208,071)	(1,240,511)	(1,554,050)	357,141	-	-

Change in unrealized gain (loss) on investments	13,451,543	(11,277,995)	11,616,076	(5,136,907)	4,824,010	(9,845,990)	-	-
Reinvested capital gains	1,171,212	291,660	-	1,079,588	3,984,389	3,514,667	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	20,960,598	(2,368,321)	15,701,592	(1,449,878)	7,510,255	(5,777,770)	133,521	97,805
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	20,545	5,407	1,910,576	2,226,702	957,850	828,431	117	21
Transfers between funds	(2,987,680)	17,833,495	(8,072,530)	(9,007,483)	(1,069,662)	(1,718,423)	5,086,122	3,366,804
Surrenders (notes 2, 3, 4, 5 and 6)	(5,054,450)	(4,847,344)	(10,389,505)	(5,336,649)	(4,955,310)	(2,848,077)	(646,881)	(546,471)
Adjustments to maintain reserves	83	(327)	383	2,284	350	(2,736)	833	(336)
Net equity transactions	(8,021,502)	12,991,231	(16,551,076)	(12,115,146)	(5,066,772)	(3,740,805)	4,440,191	2,820,018
Net change in contract owners’ equity	12,939,096	10,622,910	(849,484)	(13,565,024)	2,443,483	(9,518,575)	4,573,712	2,917,823
Contract owners’ equity beginning of period	67,489,203	56,866,293	170,350,032	183,915,056	34,390,784	43,909,359	8,593,800	5,675,977
Contract owners’ equity end of period	$80,428,299	67,489,203	169,500,548	170,350,032	36,834,267	34,390,784	13,167,512	8,593,800

CHANGES IN UNITS:
Beginning units	3,169,190	2,545,030	9,699,249	10,397,837	702,092	765,171	843,109	564,836
Units purchased	-	829,356	772,334	447,717	43,847	42,559	488,246	332,068
Units redeemed	(287,805)	(205,196)	(1,664,449)	(1,146,305)	(136,307)	(105,638)	(62,523)	(53,795)
Ending units	2,881,385	3,169,190	8,807,134	9,699,249	609,632	702,092	1,268,832	843,109

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEAR ENDED DECEMBER 31, 2019 and 2018

	FOS		FVSS		FF05S		FF15S
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$279,696	272,203	59,440	29,559	22,457	13,820	132,429	83,216
Realized gain (loss) on investments	51,986	143,764	(29,346)	50,593	12,495	9,971	(158,834)	349,720

Change in unrealized gain (loss) on investments	3,244,486	(3,189,572)	627,618	(841,717)	97,417	(58,304)	663,316	(1,144,049)
Reinvested capital gains	637,720	-	305,955	157,935	21,180	8,063	446,040	376,985
Net increase (decrease) in contract owners’ equity resulting from operations	4,213,888	(2,773,605)	963,667	(603,630)	153,549	(26,450)	1,082,951	(334,128)
Equity transactions:
Purchase payments received from policyholders(notes 2 and 6)	510,114	599,257	147,385	90,427	95	3	407,013	583,084
Transfers between funds	(555,267)	984,310	547,751	(53,912)	89,204	652,116	395,774	(3,470,065)
Surrenders (notes 2, 3, 4, 5 and 6)	(1,700,954)	(1,639,790)	(214,695)	(328,542)	(77,691)	(52,690)	(432,607)	(1,025,497)
Adjustments to maintain reserves	(154)	449	33	111	18	5	(21)	12
Net equity transactions	(1,746,261)	(55,774)	480,474	(291,916)	11,626	599,434	370,159	(3,912,466)
Net change in contract owners’ equity	2,467,627	(2,829,379)	1,444,141	(895,546)	165,175	572,984	1,453,110	(4,246,594)
Contract owners’ equity beginning of period	16,017,861	18,847,240	2,821,079	3,716,625	1,143,881	570,897	6,076,691	10,323,285
Contract owners’ equity end of period	$18,485,488	16,017,861	4,265,220	2,821,079	1,309,056	1,143,881	7,529,801	6,076,691

CHANGES IN UNITS:
Beginning units	740,247	730,959	101,371	110,394	80,945	39,100	384,349	620,101
Units purchased	52,663	82,439	22,868	4,238	5,638	45,502	107,396	64,817
Units redeemed	(138,664)	(73,151)	(10,185)	(13,261)	(4,946)	(3,657)	(89,660)	(300,569)
Ending units	654,246	740,247	114,054	101,371	81,637	80,945	402,085	384,349

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEAR ENDED DECEMBER 31, 2019 and 2018

	FF25S		FF40S		FF35S		FF45S
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$504,440	324,223	275,203	148,376	53,673	11,687	4,506	-
Realized gain (loss) on investments	1,662,022	380,179	609,322	412,713	9,073	139	8,360	-

Change in unrealized gain (loss) on investments	2,783,730	(2,996,486)	2,722,229	(2,546,983)	368,294	(109,424)	15,091	-
Reinvested capital gains	810,175	457,835	568,750	309,129	46,457	4,343	1,114	-
Net increase (decrease) in contract owners’ equity resulting from operations	5,760,367	(1,834,249)	4,175,504	(1,676,765)	477,497	(93,255)	29,071	-
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,010,737	460,598	1,018,406	863,796	765,815	40,317	176,703	-
Transfers between funds	(207,585)	5,733,925	397,769	2,935,426	1,499,237	1,171,283	130,629	-
Surrenders (notes 2, 3, 4, 5 and 6)	(1,204,762)	(1,438,156)	(656,248)	(1,234,912)	(84,590)	(52,232)	(6,778)	-
Adjustments to maintain reserves	(9)	(1,461)	410	(2,466)	8	-	3	-
Net equity transactions	(401,619)	4,754,906	760,337	2,561,844	2,180,470	1,159,368	300,557	-
Net change in contract owners’ equity	5,358,748	2,920,657	4,935,841	885,079	2,657,967	1,066,113	329,628	-
Contract owners’ equity beginning of period	26,224,218	23,303,561	15,150,295	14,265,216	1,066,113	-	-	-
Contract owners’ equity end of period	$31,582,966	26,224,218	20,086,136	15,150,295	3,724,080	1,066,113	329,628	-

CHANGES IN UNITS:
Beginning units	1,597,869	1,324,262	820,514	694,673	116,705	-	-	-
Units purchased	245,212	408,115	152,414	227,650	227,471	121,873	29,064	-
Units redeemed	(259,692)	(134,508)	(123,409)	(101,809)	(23,283)	(5,168)	(1,168)	-
Ending units	1,583,389	1,597,869	849,519	820,514	320,893	116,705	27,896	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEAR ENDED DECEMBER 31, 2019 and 2018

	FF50S		FTVIS2		FTVRDI		FTVSVI
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$13,919	7,577	323,687	289,321	253,035	264,515	115,111	111,479
Realized gain (loss) on investments	19,182	(13,918)	(46,090)	(54,080)	92,994	357,184	(37,198)	337,885

Change in unrealized gain (loss) on investments	189,007	(116,748)	508,732	(479,410)	1,446,258	(2,423,905)	622,420	(3,105,419)
Reinvested capital gains	27,949	17,185	97,830	-	2,563,862	1,068,478	1,445,334	1,459,764
Net increase (decrease) in contract owners’ equity resulting from operations	250,057	(105,904)	884,159	(244,169)	4,356,149	(733,728)	2,145,667	(1,196,291)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	34,947	4,972	200,123	229,064	1,678,565	3,041,078	228,095	270,287
Transfers between funds	57,941	910,455	189,449	64,729	(1,225,505)	(504,922)	113,398	(638,211)
Surrenders (notes 2, 3, 4, 5 and 6)	(96,632)	(17,054)	(474,982)	(720,978)	(2,908,167)	(4,047,998)	(812,303)	(863,256)
Adjustments to maintain reserves	3	1,514	(18)	15	(2)	538	(24)	99
Net equity transactions	(3,741)	899,887	(85,428)	(427,170)	(2,455,109)	(1,511,304)	(470,834)	(1,231,081)
Net change in contract owners’ equity	246,316	793,983	798,731	(671,339)	1,901,040	(2,245,032)	1,674,833	(2,427,372)
Contract owners’ equity beginning of period	809,970	15,987	5,567,176	6,238,515	15,930,312	18,175,344	8,374,304	10,801,676
Contract owners’ equity end of period	$1,056,286	809,970	6,365,907	5,567,176	17,831,352	15,930,312	10,049,137	8,374,304

CHANGES IN UNITS:
Beginning units	80,264	1,422	291,083	312,146	431,290	468,247	195,223	219,865
Units purchased	18,672	83,633	25,852	21,632	10,700	12,113	10,395	7,420
Units redeemed	(17,268)	(4,791)	(30,144)	(42,695)	(69,448)	(49,070)	(20,755)	(32,062)
Ending units	81,668	80,264	286,791	291,083	372,542	431,290	184,863	195,223

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEAR ENDED DECEMBER 31, 2019 and 2018

	FTVSV2		FTVMD2		FTVDM2		TIF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$85,407	70,525	15,766	39,845	30,248	28,186	16,333	28,694
Realized gain (loss) on investments	(661,645)	(172,558)	(45,039)	(109,512)	55,655	(12,118)	(44,686)	(27,895)

Change in unrealized gain (loss) on investments	981,673	(2,926,662)	156,955	(145,736)	652,038	(565,242)	115,870	(153,024)
Reinvested capital gains	1,674,774	1,610,832	113,228	22,273	-	-	8,335	-
Net increase (decrease) in contract owners’ equity resulting from operations	2,080,209	(1,417,863)	240,910	(193,130)	737,941	(549,174)	95,852	(152,225)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	350,857	297,912	821	17,865	148,239	177,167	-	-
Transfers between funds	(1,323,723)	(584,311)	(20,129)	(102,395)	52,139	(190,817)	(6,447)	(34,312)
Surrenders (notes 2, 3, 4, 5 and 6)	(529,006)	(446,553)	(255,920)	(563,079)	(339,136)	(517,313)	(90,687)	(77,273)
Adjustments to maintain reserves	30	(49)	16	(25)	4	54	15	(6)
Net equity transactions	(1,501,842)	(733,001)	(275,212)	(647,634)	(138,754)	(530,909)	(97,119)	(111,591)
Net change in contract owners’ equity	578,367	(2,150,864)	(34,302)	(840,764)	599,187	(1,080,083)	(1,267)	(263,816)
Contract owners’ equity beginning of period	8,812,766	10,963,630	1,160,875	2,001,639	2,862,884	3,942,967	823,231	1,087,047
Contract owners’ equity end of period	$9,391,133	8,812,766	1,126,573	1,160,875	3,462,071	2,862,884	821,964	823,231

CHANGES IN UNITS:
Beginning units	347,426	376,155	77,118	117,265	271,977	315,423	32,259	36,093
Units purchased	42,614	43,430	4,195	2,409	21,640	28,352	-	-
Units redeemed	(96,817)	(72,159)	(20,752)	(42,556)	(34,020)	(71,798)	(3,714)	(3,834)
Ending units	293,223	347,426	60,561	77,118	259,597	271,977	28,545	32,259

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEAR ENDED DECEMBER 31, 2019 and 2018

	TIF2		FTVGI2		FTVFA2		FTVGB1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$230,489	551,775	436,880	(1,006)	20,934	17,910	1,159,834	(33,730)
Realized gain (loss) on investments	(235,723)	(1,359,766)	(155,912)	(149,525)	(9,920)	(2,033)	293,409	325,626

Change in unrealized gain (loss) on investments	1,441,737	(2,073,010)	(142,210)	273,375	56,088	(86,302)	(1,122,660)	45,023
Reinvested capital gains	150,757	-	-	-	38,593	14,026	-	-
Net increase (decrease) in contract owners’ equity resulting from operations	1,587,260	(2,881,001)	138,758	122,844	105,695	(56,399)	330,583	336,919
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	202,098	324,152	208,410	200,334	29,543	50,374	694,301	611,939
Transfers between funds	(1,933,692)	(6,437,500)	(644,044)	203,349	11,081	(121,167)	1,546,808	1,021,307
Surrenders (notes 2, 3, 4, 5 and 6)	(564,110)	(954,706)	(562,951)	(523,238)	(67,000)	(64,643)	(1,054,761)	(1,262,620)
Adjustments to maintain reserves	(422)	359	14	45	13	(10)	15	263
Net equity transactions	(2,296,126)	(7,067,695)	(998,571)	(119,510)	(26,363)	(135,446)	1,186,363	370,889
Net change in contract owners’ equity	(708,866)	(9,948,696)	(859,813)	3,334	79,332	(191,845)	1,516,946	707,808
Contract owners’ equity beginning of period	14,431,388	24,380,084	6,819,854	6,816,520	536,952	728,797	16,855,643	16,147,835
Contract owners’ equity end of period	$13,722,522	14,431,388	5,960,041	6,819,854	616,284	536,952	18,372,589	16,855,643

CHANGES IN UNITS:
Beginning units	638,100	909,729	384,666	391,878	36,186	44,376	1,622,403	1,575,152
Units purchased	107,244	39,626	13,793	24,156	2,844	3,595	364,108	349,152
Units redeemed	(207,205)	(311,255)	(69,342)	(31,368)	(4,379)	(11,785)	(252,555)	(301,901)
Ending units	538,139	638,100	329,117	384,666	34,651	36,186	1,733,956	1,622,403

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEAR ENDED DECEMBER 31, 2019 and 2018

	GVMSAS		GVMCE		GVCSE		GVGOPS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$114	-	55,437	120,951	4,608	5,700	(1,476)	(2,788)
Realized gain (loss) on investments	83	-	120,423	718,200	(163,277)	6,227	(273,400)	(29,990)

Change in unrealized gain (loss) on investments	(32)	-	2,382,736	(3,401,518)	413,114	(448,241)	325,389	(398,672)
Reinvested capital gains	-	-	382,100	1,383,011	28,042	206,193	149,022	451,367
Net increase (decrease) in contract owners’ equity resulting from operations	165	-	2,940,696	(1,179,356)	282,487	(230,121)	199,535	19,917
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	19,716	-	38,856	(6,055)	64,410	12	110,006	111,021
Transfers between funds	1,947	-	(1,767,376)	(1,639,213)	(176,036)	901,553	(116,077)	(1,404,638)
Surrenders (notes 2, 3, 4, 5 and 6)	(17,639)	-	(476,925)	(839,225)	(38,028)	(16,302)	(10,441)	(32,681)
Adjustments to maintain reserves	3	-	144	(262)	(25)	(14)	(5)	(50)
Net equity transactions	4,027	-	(2,205,301)	(2,484,755)	(149,679)	885,249	(16,517)	(1,326,348)
Net change in contract owners’ equity	4,192	-	735,395	(3,664,111)	132,808	655,128	183,018	(1,306,431)
Contract owners’ equity beginning of period	-	-	10,233,403	13,897,514	1,236,798	581,670	600,157	1,906,588
Contract owners’ equity end of period	$4,192	-	10,968,798	10,233,403	1,369,606	1,236,798	783,175	600,157

CHANGES IN UNITS:
Beginning units	-	-	274,092	332,513	75,898	32,500	33,790	102,495
Units purchased	2,219	-	34,929	4,013	16,835	46,380	6,088	48,275
Units redeemed	(1,813)	-	(85,645)	(62,434)	(25,082)	(2,982)	(6,923)	(116,980)
Ending units	406	-	223,376	274,092	67,651	75,898	32,955	33,790

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEAR ENDED DECEMBER 31, 2019 and 2018

	GVGMNS		RVARS		ACGI		ACEG
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$780	885	8,868	-	127,511	128,953	-	-
Realized gain (loss) on investments	(2,403)	208	511	(352)	(112,316)	133,412	57,078	113,762

Change in unrealized gain (loss) on investments	7,414	(8,754)	8,496	(11,333)	831,683	(2,065,287)	162,658	(257,995)
Reinvested capital gains	2,281	2,012	-	-	863,602	670,394	188,905	83,426
Net increase (decrease) in contract owners’ equity resulting from operations	8,072	(5,649)	17,875	(11,685)	1,710,480	(1,132,528)	408,641	(60,807)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	(333)	4,830	2,030	4,551	45,366	65,954	54,562	65,476
Transfers between funds	(79,486)	98,951	45,170	176,132	(432,576)	1,292,389	(40,580)	130,547
Surrenders (notes 2, 3, 4, 5 and 6)	(270)	(2,808)	(50,695)	3,067	(162,261)	(248,735)	(163,758)	(251,065)
Adjustments to maintain reserves	(9)	9	-	3	169	(192)	7	(4)
Net equity transactions	(80,098)	100,982	(3,495)	183,753	(549,302)	1,109,416	(149,769)	(55,046)
Net change in contract owners’ equity	(72,026)	95,333	14,380	172,068	1,161,178	(23,112)	258,872	(115,853)
Contract owners’ equity beginning of period	126,739	31,406	398,553	226,485	7,099,347	7,122,459	1,209,767	1,325,620
Contract owners’ equity end of period	$54,713	126,739	412,933	398,553	8,260,525	7,099,347	1,468,639	1,209,767

CHANGES IN UNITS:
Beginning units	9,791	2,321	38,194	20,603	367,294	318,551	61,953	65,426
Units purchased	156	7,946	4,823	18,685	11,597	60,369	2,928	8,734
Units redeemed	(6,171)	(476)	(5,334)	(1,094)	(156,264)	(11,626)	(9,885)	(12,207)
Ending units	3,776	9,791	37,683	38,194	222,627	367,294	54,996	61,953

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEAR ENDED DECEMBER 31, 2019 and 2018

	AVBVI		AVHY1		AVIE		AVMCCI
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$20	26	80,652	349,847	423,307	735,492	1,143	1,045
Realized gain (loss) on investments	(1,802)	(109)	(58,997)	42,127	1,255,639	1,046,371	(2,459)	17,675

Change in unrealized gain (loss) on investments	4,571	(13,355)	473,356	(577,161)	4,392,625	(8,198,119)	29,756	(78,842)
Reinvested capital gains	7,531	4,624	-	-	1,985,608	280,034	29,605	34,669
Net increase (decrease) in contract owners’ equity resulting from operations	10,320	(8,814)	495,011	(185,187)	8,057,179	(6,136,222)	58,045	(25,453)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	46,808	72,718	371,264	955,221	36,971	24,924
Transfers between funds	(7,963)	(5,503)	(4,763,899)	(8,204,479)	751,916	(14,599,865)	3,161	(102,326)
Surrenders (notes 2, 3, 4, 5 and 6)	(512)	(593)	(136,055)	(579,756)	(4,658,947)	(2,125,685)	(34,789)	(19,712)
Adjustments to maintain reserves	(22)	4	(41)	27	9	(139)	7	16
Net equity transactions	(8,497)	(6,092)	(4,853,187)	(8,711,490)	(3,535,758)	(15,770,468)	5,350	(97,098)
Net change in contract owners’ equity	1,823	(14,906)	(4,358,176)	(8,896,677)	4,521,421	(21,906,690)	63,395	(122,551)
Contract owners’ equity beginning of period	36,487	51,393	5,910,249	14,806,926	28,797,374	50,704,064	226,768	349,319
Contract owners’ equity end of period	$38,310	36,487	1,552,073	5,910,249	33,318,795	28,797,374	290,163	226,768

CHANGES IN UNITS:
Beginning units	1,704	1,935	397,389	960,467	1,205,012	1,799,609	10,244	14,053
Units purchased	1,465	-	8,051	20,542	114,815	80,757	1,671	1,564
Units redeemed	(1,830)	(231)	(313,452)	(583,620)	(233,971)	(675,354)	(1,447)	(5,373)
Ending units	1,339	1,704	91,988	397,389	1,085,856	1,205,012	10,468	10,244

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEAR ENDED DECEMBER 31, 2019 and 2018

	AVSCE		IVKMG1		IVBRA1		OVGR
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(473)	(674)	(747)	(892)	-	20,540	(17,609)	8,852
Realized gain (loss) on investments	(16,777)	11,291	(58,385)	3,262	(14,408)	2,110	(168,710)	181,115

Change in unrealized gain (loss) on investments	49,770	(68,506)	532,629	(549,778)	237,190	(228,740)	2,287,240	(1,607,680)
Reinvested capital gains	17,830	18,038	511,498	389,937	-	117,929	960,672	843,196
Net increase (decrease) in contract owners’ equity resulting from operations	50,350	(39,851)	984,995	(157,471)	222,782	(88,161)	3,061,593	(574,517)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	17	-	77,728	88,640	381,961	37,365	12,114	29,440
Transfers between funds	(113,287)	(39,751)	(2,554)	(150,490)	(4,823)	(52,605)	(2,545,754)	(231,032)
Surrenders (notes 2, 3, 4, 5 and 6)	(1,642)	(2,110)	(556,829)	(297,618)	(56,838)	(135,691)	(631,665)	(591,606)
Adjustments to maintain reserves	40	(62)	4	6	-	(1)	12,689	(2,207)
Net equity transactions	(114,872)	(41,923)	(481,651)	(359,462)	320,300	(150,932)	(3,152,616)	(795,405)
Net change in contract owners’ equity	(64,522)	(81,774)	503,344	(516,933)	543,082	(239,093)	(91,023)	(1,369,922)
Contract owners’ equity beginning of period	223,728	305,502	3,062,556	3,579,489	1,252,304	1,491,397	9,662,970	11,032,892
Contract owners’ equity end of period	$159,206	223,728	3,565,900	3,062,556	1,795,386	1,252,304	9,571,947	9,662,970

CHANGES IN UNITS:
Beginning units	20,724	23,971	178,780	197,242	110,056	122,601	477,720	512,531
Units purchased	3	-	8,911	6,761	31,715	5,106	27,932	18,765
Units redeemed	(9,049)	(3,247)	(32,725)	(25,223)	(4,813)	(17,651)	(165,450)	(53,576)
Ending units	11,678	20,724	154,966	178,780	136,958	110,056	340,202	477,720

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	OVGS		OVIG		OVGI		OVSC
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$611,411	732,764	129,091	141,995	357,499	386,844	11,830	24,316
Realized gain (loss) on investments	(44,819)	3,116,611	283,331	527,493	1,373,847	1,404,521	(120,174)	218,766

Change in unrealized gain (loss) on investments	9,611,117	(20,630,200)	2,875,308	(5,136,311)	2,207,291	(7,446,770)	1,085,709	(1,909,815)
Reinvested capital gains	11,180,425	5,956,696	776,075	406,374	5,624,209	3,025,961	553,160	1,013,493

Net increase (decrease) in contract owners’ equity resulting from operations	21,358,134	(10,824,129)	4,063,805	(4,060,449)	9,562,846	(2,629,444)	1,530,525	(653,240)
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	3,475,123	4,654,772	1,396,839	1,463,564	875,107	997,409	1,487,789	2,850,579
Transfers between funds	(1,570,713)	(1,686,252)	(1,330,228)	(2,920,708)	(168,009)	(1,340,249)	73,569	(217,677)
Surrenders (notes 2, 3, 4, 5 and 6)	(8,639,886)	(9,303,958)	(2,145,968)	(854,434)	(2,957,203)	(3,323,661)	(2,267,689)	(3,100,648)
Adjustments to maintain reserves	814	2,086	19	(33)	(3,841)	3,879	39	35
Net equity transactions	(6,734,662)	(6,333,352)	(2,079,338)	(2,311,611)	(2,253,946)	(3,662,622)	(706,292)	(467,711)
Net change in contract owners’ equity	14,623,472	(17,157,481)	1,984,467	(6,372,060)	7,308,900	(6,292,066)	824,233	(1,120,951)
Contract owners’ equity beginning of period	71,823,770	88,981,251	15,573,441	21,945,501	30,729,296	37,021,362	6,331,950	7,452,901
Contract owners’ equity end of period	$86,447,242	71,823,770	17,557,908	15,573,441	38,038,196	30,729,296	7,156,183	6,331,950
CHANGES IN UNITS:

Beginning units	2,649,183	2,846,007	1,421,451	1,611,171	1,096,146	1,214,032	140,428	148,226
Units purchased	190,974	107,990	314,925	255,585	36,448	41,928	8,434	8,926
Units redeemed	(420,611)	(304,814)	(488,106)	(445,305)	(103,337)	(159,814)	(23,214)	(16,724)
Ending units	2,419,546	2,649,183	1,248,270	1,421,451	1,029,257	1,096,146	125,648	140,428

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	OVAG		OVSB		WRASP		WRGP
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(10,445)	(11,861)	720,503	949,472	131,404	116,706	(3,500)	(7,252)
Realized gain (loss) on investments	1,705,185	1,515,287	(77,976)	(103,127)	(15,925)	31,164	(113,348)	1,639,357

Change in unrealized gain (loss) on investments	4,051,276	(7,176,212)	1,309,460	(1,706,638)	874,739	(710,278)	220,118	(1,597,270)
Reinvested capital gains	3,883,315	4,106,471	-	-	253,639	258,169	948,465	1,810,030

Net increase (decrease) in contract owners’ equity resulting from operations	9,629,331	(1,566,315)	1,951,987	(860,293)	1,243,857	(304,239)	1,051,735	1,844,865
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	873,067	951,178	306,719	766,480	320,970	454,546	239,892	246,070
Transfers between funds	(562,811)	(823,273)	(210,615)	(10,286)	(391,867)	(1,194,293)	521,976	(15,252,936)
Surrenders (notes 2, 3, 4, 5 and 6)	(2,709,256)	(2,258,349)	(596,058)	(662,621)	(495,965)	(609,426)	(197,215)	(265,201)
Adjustments to maintain reserves	40,142	(6,602)	-	100	6	(1,545)	19	(125)
Net equity transactions	(2,358,858)	(2,137,046)	(499,954)	93,673	(566,856)	(1,350,718)	564,672	(15,272,192)
Net change in contract owners’ equity	7,270,473	(3,703,361)	1,452,033	(766,620)	677,001	(1,654,957)	1,616,407	(13,427,327)
Contract owners’ equity beginning of period	25,324,233	29,027,594	18,276,030	19,042,650	5,852,085	7,507,042	2,564,432	15,991,759
Contract owners’ equity end of period	$32,594,706	25,324,233	19,728,063	18,276,030	6,529,086	5,852,085	4,180,839	2,564,432

CHANGES IN UNITS:
Beginning units	890,299	969,936	1,262,443	1,257,556	392,480	476,572	73,043	465,216
Units purchased	63,951	35,073	39,883	55,436	23,324	27,510	24,439	12,144
Units redeemed	(146,660)	(114,710)	(72,450)	(50,549)	(56,408)	(111,602)	(10,323)	(404,317)
Ending units	807,590	890,299	1,229,876	1,262,443	359,396	392,480	87,159	73,043

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	WRHIP		WRMCG		WRRESP		WRSTP
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$893,041	2,476,442	(8,026)	(8,515)	106,635	109,763	(5,731)	(13,048)
Realized gain (loss) on investments	(242,731)	(2,617,466)	273,116	310,523	(24,774)	(772,914)	(237,353)	2,515,389

Change in unrealized gain (loss) on investments	851,083	346,821	372,223	(535,591)	1,420,969	(198,168)	2,205,172	(3,316,582)
Reinvested capital gains	-	-	789,864	207,948	32,748	509,224	747,332	849,011

Net increase (decrease) in contract owners’ equity resulting from operations	1,501,393	205,797	1,427,177	(25,635)	1,535,578	(352,095)	2,709,420	34,770
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	326,992	514,250	93,990	189,078	754,292	626,861	1,165,802	910,559
Transfers between funds	1,971,902	(27,363,853)	57,263	(95,161)	(615,029)	(1,030,277)	971,264	(8,385,064)
Surrenders (notes 2, 3, 4, 5 and 6)	(500,098)	(779,384)	(250,211)	(481,934)	(844,638)	(377,180)	(1,662,727)	(2,668,862)
Adjustments to maintain reserves	6	156	(4)	(33)	(26)	2	(46)	(298)
Net equity transactions	1,798,802	(27,628,831)	(98,962)	(388,050)	(705,401)	(780,594)	474,293	(10,143,665)
Net change in contract owners’ equity	3,300,195	(27,423,034)	1,328,215	(413,685)	830,177	(1,132,689)	3,183,713	(10,108,895)
Contract owners’ equity beginning of period	13,556,304	40,979,338	3,832,763	4,246,448	6,297,398	7,430,087	5,707,888	15,816,783
Contract owners’ equity end of period	$16,856,499	13,556,304	5,160,978	3,832,763	7,127,575	6,297,398	8,891,601	5,707,888

CHANGES IN UNITS:
Beginning units	985,689	2,901,171	214,776	237,680	284,575	315,454	220,024	581,218
Units purchased	207,812	83,528	30,974	55,089	57,157	80,439	83,126	43,427
Units redeemed	(88,864)	(1,999,010)	(35,796)	(77,993)	(83,056)	(111,318)	(73,720)	(404,621)
Ending units	1,104,637	985,689	209,954	214,776	258,676	284,575	229,430	220,024

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	JPMMV1		JPSCE1		JAEI		JABS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$576,417	328,946	1,206	945	4,165	3,509	526,171	524,023
Realized gain (loss) on investments	704,396	659,451	6,183	4,383	43,446	23,477	694,319	1,439,258

Change in unrealized gain (loss) on investments	5,637,760	(6,888,089)	44,182	(102,918)	389,978	(140,310)	4,718,833	(2,625,087)
Reinvested capital gains	2,740,619	702,502	55,942	28,572	114,719	59,180	902,222	847,982

Net increase (decrease) in contract owners’ equity resulting from operations	9,659,192	(5,197,190)	107,513	(69,018)	552,308	(54,144)	6,841,545	186,176
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	831,397	1,046,431	47,716	79,692	50,953	221,196	1,420,534	1,959,902
Transfers between funds	(1,661,866)	(454,454)	21,187	165,203	580,260	634,190	2,150,319	(791,841)
Surrenders (notes 2, 3, 4, 5 and 6)	(1,873,626)	(2,112,086)	(8,509)	(6,735)	(125,080)	(130,780)	(2,102,920)	(3,881,438)
Adjustments to maintain reserves	36	150	(9)	(9)	(10)	10	(9)	(83)
Net equity transactions	(2,704,059)	(1,519,959)	60,385	238,151	506,123	724,616	1,467,924	(2,713,460)
Net change in contract owners’ equity	6,955,133	(6,717,149)	167,898	169,133	1,058,431	670,472	8,309,469	(2,527,284)
Contract owners’ equity beginning of period	37,660,658	44,377,807	425,088	255,955	1,365,946	695,474	30,123,577	32,650,861
Contract owners’ equity end of period	$44,615,791	37,660,658	592,986	425,088	2,424,377	1,365,946	38,433,046	30,123,577

CHANGES IN UNITS:
Beginning units	1,180,431	1,224,199	37,754	20,047	118,018	59,840	903,670	983,001
Units purchased	139,265	112,855	8,658	38,084	45,129	63,321	195,198	91,520
Units redeemed	(215,683)	(156,623)	(4,053)	(20,377)	(8,542)	(5,143)	(155,540)	(170,851)
Ending units	1,104,013	1,180,431	42,359	37,754	154,605	118,018	943,328	903,670

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	JAMGS		JAFBS		JACAS		JAGTS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(29,222)	(4,940)	181,860	175,952	(18,496)	589,946	108,583	255,476
Realized gain (loss) on investments	840,597	622,585	16,397	(127,526)	298,454	808,920	3,670,592	2,522,000

Change in unrealized gain (loss) on investments	5,176,150	(2,087,950)	367,849	(109,397)	11,058,797	(6,913,013)	4,459,902	(3,381,757)
Reinvested capital gains	1,757,806	1,076,203	-	-	4,393,377	6,696,610	2,036,413	807,100

Net increase (decrease) in contract owners’ equity resulting from operations	7,745,331	(394,102)	566,106	(60,971)	15,732,132	1,182,463	10,275,490	202,819
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	2,580,459	349,430	559,288	592,360	1,860,070	3,956,681	493,495	718,070
Transfers between funds	1,392,757	2,670,354	(751,672)	395,434	(1,384,329)	(2,072,565)	(1,353,081)	1,636,595
Surrenders (notes 2, 3, 4, 5 and 6)	(604,205)	(1,026,532)	(80,596)	(293,826)	(8,402,402)	(6,243,218)	(3,952,332)	(2,520,139)
Adjustments to maintain reserves	131	(1,158)	3	(1,336)	65	4,662	18	133
Net equity transactions	3,369,142	1,992,094	(272,977)	692,632	(7,926,596)	(4,354,440)	(4,811,900)	(165,341)
Net change in contract owners’ equity	11,114,473	1,597,992	293,129	631,661	7,805,536	(3,171,977)	5,463,590	37,478
Contract owners’ equity beginning of period	21,901,072	20,303,080	6,885,159	6,253,498	45,182,808	48,354,785	23,412,937	23,375,459
Contract owners’ equity end of period	$33,015,545	21,901,072	7,178,288	6,885,159	52,988,344	45,182,808	28,876,527	23,412,937

CHANGES IN UNITS:
Beginning units	1,614,203	1,484,183	658,022	590,048	1,660,305	1,807,599	1,466,235	1,474,567
Units purchased	426,673	253,724	109,700	195,367	131,029	61,831	79,668	153,444
Units redeemed	(237,001)	(123,704)	(139,181)	(127,393)	(373,316)	(209,125)	(300,279)	(161,776)
Ending units	1,803,875	1,614,203	628,541	658,022	1,418,018	1,660,305	1,245,624	1,466,235

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	JAIGS		JAMVS		LZREMS		SBVSG
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$365,001	353,982	12,122	7,435	105,689	410,740	(34,744)	(34,543)
Realized gain (loss) on investments	(220,252)	(122,978)	(9,532)	66,514	528,113	2,479,636	1,845,162	1,180,840

Change in unrealized gain (loss) on investments	4,669,338	(3,518,883)	170,005	(325,965)	2,411,242	(9,796,674)	783,554	(3,180,703)
Reinvested capital gains	-	-	77,364	108,973	-	-	1,812,424	2,032,885

Net increase (decrease) in contract owners’ equity resulting from operations	4,814,087	(3,287,879)	249,959	(143,043)	3,045,044	(6,906,298)	4,406,396	(1,521)
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	665,522	727,180	2,344	3,405	733,167	870,234	1,536,993	931,101
Transfers between funds	(754,612)	(517,120)	(187,750)	(394,642)	(7,978,674)	(10,064,237)	(1,884,210)	3,112,812
Surrenders (notes 2, 3, 4, 5 and 6)	(1,506,128)	(1,963,236)	(75,624)	(142,382)	(2,027,403)	(1,721,372)	(1,347,465)	(692,039)
Adjustments to maintain reserves	(2,402)	2,640	4	(16)	17	(252)	94	(206)
Net equity transactions	(1,597,620)	(1,750,536)	(261,026)	(533,635)	(9,272,893)	(10,915,627)	(1,694,588)	3,351,668
Net change in contract owners’ equity	3,216,467	(5,038,415)	(11,067)	(676,678)	(6,227,849)	(17,821,925)	2,711,808	3,350,147
Contract owners’ equity beginning of period	18,565,042	23,603,457	905,705	1,582,383	21,507,124	39,329,049	17,759,007	14,408,860
Contract owners’ equity end of period	$21,781,509	18,565,042	894,638	905,705	15,279,275	21,507,124	20,470,815	17,759,007

CHANGES IN UNITS:
Beginning units	1,298,483	1,399,934	53,472	80,340	2,023,340	3,009,423	717,325	602,145
Units purchased	132,849	85,892	1,943	3,265	166,152	152,475	140,600	234,320
Units redeemed	(230,483)	(187,343)	(14,720)	(30,133)	(972,113)	(1,138,558)	(205,191)	(119,140)
Ending units	1,200,849	1,298,483	40,695	53,472	1,217,379	2,023,340	652,734	717,325

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	BNCAI		LOVTRC		LOVSDC		LOVBD
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(13,447)	(16,729)	737,704	634,490	667,631	594,198	146,876	128,597
Realized gain (loss) on investments	443,716	182,076	(45,527)	(325,832)	(195,814)	(166,801)	41,185	51,494

Change in unrealized gain (loss) on investments	1,376,306	(764,072)	1,275,233	(556,747)	448,622	(257,661)	213,120	(374,662)
Reinvested capital gains	170,064	328,326	-	-	-	-	-	67,327

Net increase (decrease) in contract owners’ equity resulting from operations	1,976,639	(270,399)	1,967,410	(248,089)	920,439	169,736	401,181	(127,244)
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	2,417	27	2,336,901	1,889,844	2,083,389	358,167	81,906	50,678
Transfers between funds	(562,149)	(8,428)	5,868,052	2,084,338	1,418,353	4,150,947	750,067	133,804
Surrenders (notes 2, 3, 4, 5 and 6)	(1,265,955)	(468,415)	(1,655,769)	(1,056,524)	(1,884,023)	(212,246)	(140,198)	(50,846)
Adjustments to maintain reserves	20	(67)	36	(32)	6,961	(3)	(15)	(448)
Net equity transactions	(1,825,667)	(476,883)	6,549,220	2,917,626	1,624,680	4,296,865	691,760	133,188
Net change in contract owners’ equity	150,972	(747,282)	8,516,630	2,669,537	2,545,119	4,466,601	1,092,941	5,944
Contract owners’ equity beginning of period	6,172,909	6,920,191	22,624,297	19,954,760	18,872,525	14,405,924	3,013,495	3,007,551
Contract owners’ equity end of period	$6,323,881	6,172,909	31,140,927	22,624,297	21,417,644	18,872,525	4,106,436	3,013,495

CHANGES IN UNITS:
Beginning units	138,622	148,839	2,164,849	1,886,225	1,808,605	1,393,388	260,383	248,802
Units purchased	34,891	10,924	982,718	528,026	1,216,000	658,248	86,640	39,248
Units redeemed	(69,804)	(21,141)	(393,796)	(249,402)	(1,068,436)	(243,031)	(33,293)	(27,667)
Ending units	103,709	138,622	2,753,771	2,164,849	1,956,169	1,808,605	313,730	260,383

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	LOVMCV		MV2RIS		MV2IGI		MVRBSS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$98	66	6,003	14,886	22,899	19,694	4,709	3,670
Realized gain (loss) on investments	(43)	(27)	4,963	23,323	100,311	30,843	11,892	(2,867)

Change in unrealized gain (loss) on investments	1,873	(2,101)	1,359,931	(240,026)	812,800	(210,433)	8,184	(954)
Reinvested capital gains	197	359	41,256	37,668	305,917	200,378	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	2,125	(1,703)	1,412,153	(164,149)	1,241,927	40,482	24,785	(151)
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	212	-	50,760	9,858	137,451	84,663	2,072	30,589
Transfers between funds	294	(489)	25,321,888	(437,291)	233,226	(140,249)	956,564	110,927
Surrenders (notes 2, 3, 4, 5 and 6)	66	(149)	(47,925)	(171,741)	(344,350)	(253,675)	(5,904)	(5,578)
Adjustments to maintain reserves	(9)	1	(5)	(18)	10	-	3	(4)
Net equity transactions	563	(637)	25,324,718	(599,192)	26,337	(309,261)	952,735	135,934
Net change in contract owners’ equity	2,688	(2,340)	26,736,871	(763,341)	1,268,264	(268,779)	977,520	135,783
Contract owners’ equity beginning of period	9,231	11,571	865,005	1,628,346	3,108,024	3,376,803	232,843	97,060
Contract owners’ equity end of period	$11,919	9,231	27,601,876	865,005	4,376,288	3,108,024	1,210,363	232,843

CHANGES IN UNITS:
Beginning units	467	497	87,513	140,953	229,541	251,410	23,116	9,484
Units purchased	215	24	2,107,770	877	24,215	8,556	87,031	14,189
Units redeemed	(191)	(54)	(12,811)	(54,317)	(22,815)	(30,425)	(556)	(557)
Ending units	491	467	2,182,472	87,513	230,941	229,541	109,591	23,116

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	MV3MVS		MVIGIC		MVBRES		MNDIC
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(5)	-	211	-	26,544	23,098	-	-
Realized gain (loss) on investments	-	-	(247)	-	(109,165)	83,978	(91,007)	104,302

Change in unrealized gain (loss) on investments	568	-	3,998	-	460,259	(510,892)	218,796	(302,767)
Reinvested capital gains	-	-	1,888	-	195,288	213,959	243,374	138,609

Net increase (decrease) in contract owners’ equity resulting from operations	563	-	5,850	-	572,926	(189,857)	371,163	(59,856)
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	202	-	126	-	128,676	121,479	55,561	25,581
Transfers between funds	9,171	-	117,485	-	(402,431)	1,390,168	272,315	468,671
Surrenders (notes 2, 3, 4, 5 and 6)	(26)	-	(2,615)	-	(136,242)	(33,068)	(137,329)	(77,283)
Adjustments to maintain reserves	2	-	(3)	-	(7)	733	7	(3)
Net equity transactions	9,349	-	114,993	-	(410,004)	1,479,312	190,554	416,966
Net change in contract owners’ equity	9,912	-	120,843	-	162,922	1,289,455	561,717	357,110
Contract owners’ equity beginning of period	-	-	-	-	2,291,750	1,002,295	882,052	524,942
Contract owners’ equity end of period	$9,912	-	120,843	-	2,454,672	2,291,750	1,443,769	882,052

CHANGES IN UNITS:
Beginning units	-	-	-	-	173,610	69,728	48,699	28,555
Units purchased	904	-	11,271	-	52,830	106,304	18,446	24,005
Units redeemed	(2)	-	(248)	-	(81,972)	(2,422)	(10,891)	(3,861)
Ending units	902	-	11,023	-	144,468	173,610	56,254	48,699

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	MMCGSC		MNDSC		MVFIC		MVFSC
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(297)	(8)	(286)	(251)	225,308	184,467	1,310,828	896,388
Realized gain (loss) on investments	29,967	(25)	1,994	23,729	67,665	742,649	1,596,478	684,205

Change in unrealized gain (loss) on investments	5,820	(2,202)	75,600	(109,591)	2,003,125	(2,930,303)	13,706,576	(15,819,811)
Reinvested capital gains	22,790	-	143,954	83,970	474,197	803,098	3,549,727	5,602,723

Net increase (decrease) in contract owners’ equity resulting from operations	58,280	(2,235)	221,262	(2,143)	2,770,295	(1,200,089)	20,163,609	(8,636,495)
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	27,048	-	17,838	18,095	279,947	447,336	3,373,497	2,618,928
Transfers between funds	129,441	165,870	52,689	(3,157)	(506,635)	(649,161)	(6,166,426)	763,729
Surrenders (notes 2, 3, 4, 5 and 6)	(128,964)	(206)	(5,361)	(71,160)	(1,137,118)	(2,110,298)	(4,668,041)	(4,142,581)
Adjustments to maintain reserves	(6)	8	(332)	316	36	119	(747)	(167)
Net equity transactions	27,519	165,672	64,834	(55,906)	(1,363,770)	(2,312,004)	(7,461,717)	(760,091)
Net change in contract owners’ equity	85,799	163,437	286,096	(58,049)	1,406,525	(3,512,093)	12,701,892	(9,396,586)
Contract owners’ equity beginning of period	163,437	-	530,286	588,335	10,003,144	13,515,237	72,846,194	82,242,780
Contract owners’ equity end of period	$249,236	163,437	816,382	530,286	11,409,669	10,003,144	85,548,086	72,846,194

CHANGES IN UNITS:
Beginning units	17,017	-	29,829	32,546	262,410	318,782	4,057,097	4,097,326
Units purchased	12,936	17,037	3,001	3,268	7,476	12,681	550,741	563,625
Units redeemed	(11,150)	(20)	(248)	(5,985)	(39,297)	(69,053)	(924,661)	(603,854)
Ending units	18,803	17,017	32,582	29,829	230,589	262,410	3,683,177	4,057,097

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	MVIVSC		MSVFI		MSEM		VKVGR2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,185,166	627,294	86,624	57,015	407,200	1,292,164	117,194	155,643
Realized gain (loss) on investments	2,638,689	6,472,273	15,012	7,588	(40,681)	(3,235,201)	101,072	33,320

Change in unrealized gain (loss) on investments	13,803,302	(17,281,198)	117,876	(82,482)	665,212	286,165	467,731	(659,515)
Reinvested capital gains	2,894,693	1,030,301	-	-	-	-	240,835	-

Net increase (decrease) in contract owners’ equity resulting from operations	20,521,850	(9,151,330)	219,512	(17,879)	1,031,731	(1,656,872)	926,832	(470,552)
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	2,563,614	2,607,181	107,139	105,116	308,099	339,903	370,332	358,586
Transfers between funds	(1,635,185)	(10,228,328)	170,108	(164,955)	(189,981)	(14,869,529)	(72,918)	477,549
Surrenders (notes 2, 3, 4, 5 and 6)	(4,850,903)	(4,880,673)	(317,424)	(217,687)	(566,483)	(640,793)	(670,279)	(157,696)
Adjustments to maintain reserves	301	(13,233)	19	(9)	(66)	33	15	(15)
Net equity transactions	(3,922,173)	(12,515,053)	(40,158)	(277,535)	(448,431)	(15,170,386)	(372,850)	678,424
Net change in contract owners’ equity	16,599,677	(21,666,383)	179,354	(295,414)	583,300	(16,827,258)	553,982	207,872
Contract owners’ equity beginning of period	82,138,111	103,804,494	2,092,287	2,387,701	7,571,021	24,398,279	5,193,412	4,985,540
Contract owners’ equity end of period	$98,737,788	82,138,111	2,271,641	2,092,287	8,154,321	7,571,021	5,747,394	5,193,412

CHANGES IN UNITS:
Beginning units	3,148,318	3,580,987	117,770	133,523	207,015	524,587	449,700	395,703
Units purchased	279,492	310,873	14,618	6,964	23,905	28,344	75,476	124,344
Units redeemed	(410,904)	(743,542)	(17,069)	(22,717)	(38,845)	(345,916)	(103,273)	(70,347)
Ending units	3,016,906	3,148,318	115,319	117,770	192,075	207,015	421,903	449,700

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	MSVMG		MSVEG		MSVRE		NVFIII
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(11,073)	(10,855)	(5,021)	(4,935)	170,115	333,161	1,164	-
Realized gain (loss) on investments	471,679	832,716	73,589	333,378	148,698	587,550	127	-

Change in unrealized gain (loss) on investments	247,010	(1,319,223)	511,246	(550,402)	988,416	(1,882,634)	(1,065)	-
Reinvested capital gains	713,714	1,018,186	143,467	581,366	372,290	-	631	-

Net increase (decrease) in contract owners’ equity resulting from operations	1,421,330	520,824	723,281	359,407	1,679,519	(961,923)	857	-
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	11,560	8,186	218,780	147,681	113,627	(10,687)	1,068	-
Transfers between funds	(86,137)	(1,221,257)	1,418,514	483,093	(162,179)	(5,183,805)	120,812	-
Surrenders (notes 2, 3, 4, 5 and 6)	(2,838,171)	(198,345)	(289,730)	(1,424,860)	(238,199)	(655,781)	(1,689)	-
Adjustments to maintain reserves	(13)	(95)	(179)	(99)	(299)	270	2	-
Net equity transactions	(2,912,761)	(1,411,511)	1,347,385	(794,185)	(287,050)	(5,850,003)	120,193	-
Net change in contract owners’ equity	(1,491,431)	(890,687)	2,070,666	(434,778)	1,392,469	(6,811,926)	121,050	-
Contract owners’ equity beginning of period	3,847,166	4,737,853	2,142,311	2,577,089	9,200,872	16,012,798	-	-
Contract owners’ equity end of period	$2,355,735	3,847,166	4,212,977	2,142,311	10,593,341	9,200,872	121,050	-

CHANGES IN UNITS:
Beginning units	168,880	229,681	70,519	91,342	174,180	288,035	-	-
Units purchased	29,591	6,521	46,684	19,924	39,065	2,367	11,717	-
Units redeemed	(125,097)	(67,322)	(11,494)	(40,747)	(52,516)	(116,223)	(260)	-
Ending units	73,374	168,880	105,709	70,519	160,729	174,180	11,457	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	GBF		MSBF		HIBF		GVABD2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$3,007,433	1,435,240	583,907	321,769	1,320,836	1,479,018	31,693	35,289
Realized gain (loss) on investments	(358,108)	(737,022)	(107,573)	(68,003)	(309,631)	(267,197)	2,577	(6,353)

Change in unrealized gain (loss) on investments	5,204,066	(551,761)	548,179	(541,271)	2,366,426	(2,004,311)	97,576	(47,026)
Reinvested capital gains	-	-	-	-	-	-	5,617	5,640

Net increase (decrease) in contract owners’ equity resulting from operations	7,853,391	146,457	1,024,513	(287,505)	3,377,631	(792,490)	137,463	(12,450)
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	3,644,874	2,153,977	235,056	287,772	299,411	330,610	70,781	76,530
Transfers between funds	61,333,474	19,880,985	2,206,351	247,173	(249,548)	2,308,014	216,290	225,998
Surrenders (notes 2, 3, 4, 5 and 6)	(5,613,973)	(4,436,825)	(3,397,867)	(1,188,860)	(3,671,559)	(1,470,718)	(160,701)	(92,669)
Adjustments to maintain reserves	23	213	24	68	254	91	(8)	45
Net equity transactions	59,364,398	17,598,350	(956,436)	(653,847)	(3,621,442)	1,167,997	126,362	209,904
Net change in contract owners’ equity	67,217,789	17,744,807	68,077	(941,352)	(243,811)	375,507	263,825	197,454
Contract owners’ equity beginning of period	70,324,102	52,579,295	11,082,366	12,023,718	23,884,052	23,508,545	1,505,534	1,308,080
Contract owners’ equity end of period	$137,541,891	70,324,102	11,150,443	11,082,366	23,640,241	23,884,052	1,769,359	1,505,534

CHANGES IN UNITS:
Beginning units	3,491,610	2,620,662	456,560	481,385	798,649	760,714	109,099	93,773
Units purchased	3,429,201	1,303,655	187,933	52,357	27,615	118,376	21,237	27,366
Units redeemed	(550,412)	(432,707)	(227,962)	(77,182)	(136,698)	(80,441)	(12,687)	(12,040)
Ending units	6,370,399	3,491,610	416,531	456,560	689,566	798,649	117,649	109,099

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	NVLCP1		NVCBD1		NVSTB1		NVSTB2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$63,179	55,651	76,063	65,901	2,404,965	1,858,953	63,644	58,757
Realized gain (loss) on investments	(3,932)	(33,660)	6,618	(11,999)	(64,843)	(71,025)	(6,713)	(6,146)

Change in unrealized gain (loss) on investments	124,132	(47,563)	113,002	(61,334)	1,637,427	(1,122,355)	49,635	(31,429)
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	183,379	(25,572)	195,683	(7,432)	3,977,549	665,573	106,566	21,182
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	61,529	55,296	82,897	34,119	1,588,282	814,124	114,364	72,481
Transfers between funds	(81,741)	388,373	513,259	270,095	19,556,208	36,039,567	316,469	1,159,707
Surrenders (notes 2, 3, 4, 5 and 6)	(137,362)	(356,122)	(218,626)	(148,910)	(2,985,687)	(892,769)	(280,643)	(183,548)
Adjustments to maintain reserves	(4)	13	4	7	6,814	(4)	1	15
Net equity transactions	(157,578)	87,560	377,534	155,311	18,165,617	35,960,918	150,191	1,048,655
Net change in contract owners’ equity	25,801	61,988	573,217	147,879	22,143,166	36,626,491	256,757	1,069,837
Contract owners’ equity beginning of period	2,004,980	1,942,992	2,038,006	1,890,127	80,692,065	44,065,574	2,684,401	1,614,564
Contract owners’ equity end of period	$2,030,781	2,004,980	2,611,223	2,038,006	102,835,231	80,692,065	2,941,158	2,684,401

CHANGES IN UNITS:
Beginning units	127,441	122,014	136,733	126,280	6,606,604	3,643,728	223,003	135,228
Units purchased	6,695	29,286	38,658	24,724	2,734,573	3,201,744	36,763	106,853
Units redeemed	(16,667)	(23,859)	(14,581)	(14,271)	(1,271,686)	(238,868)	(25,027)	(19,078)
Ending units	117,469	127,441	160,810	136,733	8,069,491	6,606,604	234,739	223,003

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	NVBX		SAM		SAM5		NVGEII
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$7,295,959	4,515,289	732,482	567,379	3,893,762	2,157,519	101	-
Realized gain (loss) on investments	(263,881)	(1,245,692)	-	-	-	-	216	-

Change in unrealized gain (loss) on investments	12,414,319	(4,376,973)	-	-	-	-	821	-
Reinvested capital gains	-	97,509	-	417	-	1,695	113	-

Net increase (decrease) in contract owners’ equity resulting from operations	19,446,397	(1,009,867)	732,482	567,796	3,893,762	2,159,214	1,251	-
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	532,763	409,587	3,357,170	4,003,127	72,150,874	48,199,336	222	-
Transfers between funds	107,579,725	4,846,741	14,614,367	12,503,398	36,397,565	(8,784,301)	17,187	-
Surrenders (notes 2, 3, 4, 5 and 6)	(5,089,706)	(4,834,649)	(19,997,044)	(11,179,186)	(71,765,534)	(31,081,382)	(151)	-
Adjustments to maintain reserves	81	489	(2,183)	(1,052)	(700)	132	1	-
Net equity transactions	103,022,863	422,168	(2,027,690)	5,326,287	36,782,205	8,333,785	17,259	-
Net change in contract owners’ equity	122,469,260	(587,699)	(1,295,208)	5,894,083	40,675,967	10,492,999	18,510	-
Contract owners’ equity beginning of period	180,438,802	181,026,501	44,916,430	39,022,347	182,989,302	172,496,303	-	-
Contract owners’ equity end of period	$302,908,062	180,438,802	43,621,222	44,916,430	223,665,269	182,989,302	18,510	-

CHANGES IN UNITS:
Beginning units	16,799,978	16,764,981	3,087,242	2,720,878	15,777,823	15,049,008	-	-
Units purchased	9,665,071	1,685,503	1,304,225	1,144,184	12,042,651	6,390,800	1,718	-
Units redeemed	(3,981,637)	(1,650,506)	(1,446,208)	(777,820)	(8,867,894)	(5,661,985)	(15)	-
Ending units	22,483,412	16,799,978	2,945,259	3,087,242	18,952,580	15,777,823	1,703	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	NVMLG1		NVMLV1		NVMMG1		NVMIG1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$585,585	39,253	3,964,604	284,094	(4,826)	(4,763)	182,361	167,905
Realized gain (loss) on investments	26,584	413,250	(335,076)	57,089	(640,415)	(119,968)	(240,676)	(68,338)

Change in unrealized gain (loss) on investments	1,275,530	(2,933,807)	(840,318)	(4,556,417)	2,730,446	(9,592,159)	3,313,655	(3,914,632)
Reinvested capital gains	1,905,114	2,087,080	1,359,362	1,905,456	10,495,120	7,290,259	946,674	1,189,554

Net increase (decrease) in contract owners’ equity resulting from operations	3,792,813	(394,224)	4,148,572	(2,309,778)	12,580,325	(2,426,631)	4,202,014	(2,625,511)
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	2,116,296	634,905	336,203	365,148	1,123,496	1,273,745	476,600	614,668
Transfers between funds	(786,452)	407,164	(1,736,895)	(120,116)	(1,941,483)	280,234	(557,942)	65,467
Surrenders (notes 2, 3, 4, 5 and 6)	(2,946,632)	(1,461,389)	(821,201)	(907,188)	(3,505,287)	(3,327,267)	(1,312,571)	(1,209,807)
Adjustments to maintain reserves	(17,069)	29	(103)	288	(4,125)	8,397	202	68
Net equity transactions	(1,633,857)	(419,291)	(2,221,996)	(661,868)	(4,327,399)	(1,764,891)	(1,393,711)	(529,604)
Net change in contract owners’ equity	2,158,956	(813,515)	1,926,576	(2,971,646)	8,252,926	(4,191,522)	2,808,303	(3,155,115)
Contract owners’ equity beginning of period	12,927,838	13,741,353	17,463,495	20,435,141	34,827,130	39,018,652	13,217,896	16,373,011
Contract owners’ equity end of period	$15,086,794	12,927,838	19,390,071	17,463,495	43,080,056	34,827,130	16,026,199	13,217,896

CHANGES IN UNITS:
Beginning units	606,571	624,433	926,784	960,033	1,712,714	1,786,642	1,318,529	1,364,483
Units purchased	30,291	77,412	43,025	51,481	74,334	111,108	59,740	87,347
Units redeemed	(94,295)	(95,274)	(147,884)	(84,730)	(243,566)	(185,036)	(177,603)	(133,301)
Ending units	542,567	606,571	821,925	926,784	1,543,482	1,712,714	1,200,666	1,318,529

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

YEARS ENDED DECEMBER 31, 2019 AND 2018

	NVRE1		NVMMV1		NVMMV2		NVNMO1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$531,750	531,944	188,957	96,131	286,069	145,540	112,065	92,679
Realized gain (loss) on investments	(499,794)	(2,658,580)	(902,544)	(23,200)	(335,752)	83,892	224,348	868,258

Change in unrealized gain (loss) on investments	8,139,301	1,006,469	903,976	(2,590,941)	458,961	(4,353,291)	2,404,941	(3,440,567)
Reinvested capital gains	-	-	1,475,143	1,421,456	2,263,981	2,365,484	1,392,831	1,760,361

Net increase (decrease) in contract owners’ equity resulting from operations	8,171,257	(1,120,167)	1,665,532	(1,096,554)	2,673,259	(1,758,375)	4,134,185	(719,269)
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	903,033	941,046	1,509,664	1,110,675	334,288	386,116	517,369	426,758
Transfers between funds	1,939,566	(2,349,173)	(679,263)	801,412	(392,820)	(377,993)	45,140	(583,205)
Surrenders (notes 2, 3, 4, 5 and 6)	(5,602,055)	(2,521,271)	(1,079,487)	(1,507,601)	(881,847)	(1,404,600)	(1,271,338)	(2,084,846)
Adjustments to maintain reserves	32	44	19	128	(6)	147	21	302
Net equity transactions	(2,759,424)	(3,929,354)	(249,067)	404,614	(940,385)	(1,396,330)	(708,808)	(2,240,991)
Net change in contract owners’ equity	5,411,833	(5,049,521)	1,416,465	(691,940)	1,732,874	(3,154,705)	3,425,377	(2,960,260)
Contract owners’ equity beginning of period	27,139,310	32,188,831	7,329,003	8,020,943	11,581,733	14,736,438	15,079,331	18,039,591
Contract owners’ equity end of period	$32,551,143	27,139,310	8,745,468	7,329,003	13,314,607	11,581,733	18,504,708	15,079,331

CHANGES IN UNITS:
Beginning units	1,473,675	1,662,999	338,667	321,257	539,003	595,604	777,174	885,441
Units purchased	136,705	79,833	94,605	83,290	18,987	19,739	33,494	25,472
Units redeemed	(237,444)	(269,157)	(107,007)	(65,880)	(57,650)	(76,340)	(65,994)	(133,739)
Ending units	1,372,936	1,473,675	326,265	338,667	500,340	539,003	744,674	777,174

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEAR ENDED DECEMBER 31, 2019 and 2018

	NVNSR1		NVAMV1		NVOLG1		NVTIV3
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,741	1,439	1,023,797	570,109	2,923,871	1,280,923	26,029	22,606
Realized gain (loss) on investments	(3,923)	(8,216)	326,053	602,359	3,092,963	3,400,280	(8,355)	(1,925)
Change in unrealized gain (loss) on investments	31,257	(29,262)	3,514,514	(7,446,973)	2,957,530	(21,294,442)	12,923	(220,104)
Reinvested capital gains	21,377	23,166	4,232,718	2,659,340	44,233,441	15,499,762	93,961	12,254
Net increase (decrease) in contract owners' equity resulting from operations	50,452	(12,873)	9,097,082	(3,615,165)	53,207,805	(1,113,477)	124,558	(187,169)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	10,926	11,086	1,095,416	1,272,349	4,399,348	4,915,736	24,541	24,984
Transfers between funds	(14,410)	(11,279)	(688,578)	(310,489)	(2,118,699)	(2,089,701)	(26,110)	59,395
Surrenders (notes 2, 3, 4, 5 and 6)	(38,472)	(4,932)	(3,684,708)	(3,753,362)	(15,822,073)	(14,876,348)	(40,740)	(45,868)
Adjustments to maintain reserves	8	(6)	13	379	(14,180)	15,898	(8)	12
Net equity transactions	(41,948)	(5,131)	(3,277,857)	(2,791,123)	(13,555,604)	(12,034,415)	(42,317)	38,523
Net change in contract owners' equity	8,504	(18,004)	5,819,225	(6,406,288)	39,652,201	(13,147,892)	82,241	(148,646)
Contract owners' equity beginning of period	206,797	224,801	35,347,777	41,754,065	146,879,969	160,027,861	1,012,749	1,161,395
Contract owners' equity end of period	$215,301	206,797	41,167,002	35,347,777	186,532,170	146,879,969	1,094,990	1,012,749

CHANGES IN UNITS:
Beginning units	10,147	10,377	1,267,871	1,357,653	4,451,457	4,775,384	62,918	60,833
Units purchased	730	1,935	48,869	64,258	146,400	182,073	1,854	4,472
Units redeemed	(2,505)	(2,165)	(153,631)	(154,040)	(498,675)	(506,000)	(4,296)	(2,387)
Ending units	8,372	10,147	1,163,109	1,267,871	4,099,182	4,451,457	60,476	62,918

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEAR ENDED DECEMBER 31, 2019 and 2018

	DTRTFB		TRF		EIF		SCGF
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$3,850	69	798,502	1,476,510	245,303	224,385	(16,752)	(16,469)
Realized gain (loss) on investments	(7)	-	52,878,470	9,423,561	763,669	749,726	(499,473)	248,860
Change in unrealized gain (loss) on investments	(807)	(56)	(26,741,554)	(10,142,608)	1,677,908	(3,045,019)	1,283,550	(4,803,096)
Reinvested capital gains	-	-	4,143,699	-	528,380	1,196,405	6,434,502	2,693,909
Net increase (decrease) in contract owners' equity resulting from operations	3,036	13	31,079,117	757,463	3,215,260	(874,503)	7,201,827	(1,876,796)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	14,937	-	1,907,070	2,000,643	327,138	349,717	585,717	643,623
Transfers between funds	124,722	2,557	(86,530,285)	(1,937,614)	112,005	1,084,749	(836,374)	682,652
Surrenders (notes 2, 3, 4, 5 and 6)	(14,499)	(4)	(5,016,658)	(5,920,940)	(931,290)	(1,276,667)	(1,468,784)	(1,710,106)
Adjustments to maintain reserves	(4)	-	1,835	3,798	101	71	6	319
Net equity transactions	125,156	2,553	(89,638,038)	(5,854,113)	(492,046)	157,870	(1,719,435)	(383,512)
Net change in contract owners' equity	128,192	2,566	(58,558,921)	(5,096,650)	2,723,214	(716,633)	5,482,392	(2,260,308)
Contract owners' equity beginning of period	2,566	-	136,447,001	141,543,651	11,875,575	12,592,208	21,042,841	23,303,149
Contract owners' equity end of period	$130,758	2,566	77,888,080	136,447,001	14,598,789	11,875,575	26,525,233	21,042,841

CHANGES IN UNITS:
Beginning units	252	-	4,994,776	5,166,790	432,609	422,158	622,751	634,458
Units purchased	13,208	252	78,711	83,719	23,768	59,280	36,601	66,772
Units redeemed	(1,413)	-	(3,003,887)	(255,733)	(36,966)	(48,829)	(80,641)	(78,479)
Ending units	12,047	252	2,069,600	4,994,776	419,411	432,609	578,711	622,751

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEAR ENDED DECEMBER 31, 2019 and 2018

	SCF		GEM		GIG		NVIE6
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(5,569)	(36,353)	340,536	103,634	435,710	376,062	4,546	4,058
Realized gain (loss) on investments	(617,034)	949,589	251,700	572,981	(105,460)	330,904	7,644	1,940
Change in unrealized gain (loss) on investments	5,413,096	(17,811,881)	2,461,993	(3,835,085)	1,958,692	(3,605,348)	13,268	(40,676)
Reinvested capital gains	4,894,419	11,306,481	-	-	755,603	100,395	8,568	1,092
Net increase (decrease) in contract owners' equity resulting from operations	9,684,912	(5,592,164)	3,054,229	(3,158,470)	3,044,545	(2,797,987)	34,026	(33,586)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	814,315	849,395	396,109	667,893	732,516	620,313	-	-
Transfers between funds	(2,327,358)	(94,820)	(975,491)	(418,429)	(793,156)	734,597	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	(3,482,511)	(3,819,211)	(1,566,802)	(1,163,722)	(1,350,880)	(1,121,514)	(25,836)	(5,555)
Adjustments to maintain reserves	635	(10)	123	(65)	30	(179)	1	(6)
Net equity transactions	(4,994,919)	(3,064,646)	(2,146,061)	(914,323)	(1,411,490)	233,217	(25,835)	(5,561)
Net change in contract owners' equity	4,689,993	(8,656,810)	908,168	(4,072,793)	1,633,055	(2,564,770)	8,191	(39,147)
Contract owners' equity beginning of period	39,442,351	48,099,161	14,229,176	18,301,969	16,670,300	19,235,070	192,399	231,546
Contract owners' equity end of period	$44,132,344	39,442,351	15,137,344	14,229,176	18,303,355	16,670,300	200,590	192,399

CHANGES IN UNITS:
Beginning units	916,577	970,377	532,915	564,747	959,672	945,696	18,710	19,184
Units purchased	45,940	35,728	52,554	54,599	151,597	154,818	-	-
Units redeemed	(167,244)	(89,528)	(126,025)	(86,431)	(228,484)	(140,842)	(2,306)	(474)
Ending units	795,273	916,577	459,444	532,915	882,785	959,672	16,404	18,710

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEAR ENDED DECEMBER 31, 2019 and 2018

	SCVF		GVAGG2		GVAGR2		GVAGI2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$370,599	268,972	56,766	21,513	40,991	37,903	58,224	41,838
Realized gain (loss) on investments	147,610	2,133,410	146,658	347,344	734,550	809,973	94,363	258,308
Change in unrealized gain (loss) on investments	(5,595,636)	(16,635,229)	1,644,577	(1,717,468)	685,459	(2,082,531)	424,698	(712,787)
Reinvested capital gains	11,356,217	7,173,697	743,103	503,711	1,677,469	1,201,688	401,546	334,280
Net increase (decrease) in contract owners' equity resulting from operations	6,278,790	(7,059,150)	2,591,104	(844,900)	3,138,469	(32,967)	978,831	(78,361)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,145,175	1,178,845	402,749	409,344	329,971	383,396	254,688	87,107
Transfers between funds	(841,567)	(925,798)	(584,168)	(3,881)	(940,602)	200,844	105,952	196,898
Surrenders (notes 2, 3, 4, 5 and 6)	(3,310,081)	(3,240,435)	(989,839)	(714,774)	(939,248)	(1,249,172)	(339,489)	(204,206)
Adjustments to maintain reserves	239	127	(8)	89	9	59	14	49
Net equity transactions	(3,006,234)	(2,987,261)	(1,171,266)	(309,222)	(1,549,870)	(664,873)	21,165	79,848
Net change in contract owners' equity	3,272,556	(10,046,411)	1,419,838	(1,154,122)	1,588,599	(697,840)	999,996	1,487
Contract owners' equity beginning of period	34,101,799	44,148,210	7,944,061	9,098,183	11,193,967	11,891,807	3,836,977	3,835,490
Contract owners' equity end of period	$37,374,355	34,101,799	9,363,899	7,944,061	12,782,566	11,193,967	4,836,973	3,836,977

CHANGES IN UNITS:
Beginning units	666,577	717,085	360,690	374,171	456,682	481,969	192,213	187,941
Units purchased	63,222	35,070	15,147	23,431	15,528	33,554	14,549	14,358
Units redeemed	(124,555)	(85,578)	(60,388)	(36,912)	(71,941)	(58,841)	(13,944)	(10,086)
Ending units	605,244	666,577	315,449	360,690	400,269	456,682	192,818	192,213

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEAR ENDED DECEMBER 31, 2019 and 2018

	GVDIVI		NVSIX2		NVIX		GVIX2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,182,190	243,231	10,028	12,994	831,791	652,291	92,038	64,333
Realized gain (loss) on investments	(70,699)	(7,567)	(31,402)	10,157	365,972	3,236,862	(686)	4,798
Change in unrealized gain (loss) on investments	(548,006)	(1,212,297)	(122,145)	(297,448)	3,673,691	(7,971,764)	420,746	(437,090)
Reinvested capital gains	210,168	-	390,059	135,126	51,078	-	5,587	-
Net increase (decrease) in contract owners' equity resulting from operations	773,653	(976,633)	246,540	(139,171)	4,922,532	(4,082,611)	517,685	(367,959)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	152,931	201,213	29,097	40,016	1,006,889	745,313	88,913	88,944
Transfers between funds	119,101	64,818	(28,356)	219,309	761,795	(7,396,058)	181,383	2,177
Surrenders (notes 2, 3, 4, 5 and 6)	(435,073)	(537,474)	(149,068)	(70,135)	(1,773,754)	(3,689,454)	(67,140)	(121,294)
Adjustments to maintain reserves	11	55	(8)	7	84	9,496	(3)	13
Net equity transactions	(163,030)	(271,388)	(148,335)	189,197	(4,986)	(10,330,703)	203,153	(30,160)
Net change in contract owners' equity	610,623	(1,248,021)	98,205	50,026	4,917,546	(14,413,314)	720,838	(398,119)
Contract owners' equity beginning of period	4,708,337	5,956,358	1,014,967	964,941	23,397,777	37,811,091	2,303,744	2,701,863
Contract owners' equity end of period	$5,318,960	4,708,337	1,113,172	1,014,967	28,315,323	23,397,777	3,024,582	2,303,744

CHANGES IN UNITS:
Beginning units	244,083	255,790	65,783	55,447	2,384,652	3,314,850	230,301	232,560
Units purchased	17,114	15,972	2,080	13,920	323,187	309,974	27,047	16,077
Units redeemed	(24,611)	(27,679)	(10,126)	(3,584)	(333,295)	(1,240,172)	(8,317)	(18,336)
Ending units	236,586	244,083	57,737	65,783	2,374,544	2,384,652	249,031	230,301

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEAR ENDED DECEMBER 31, 2019 and 2018

	MCIF		GVEX1		GVIDA		GVDMA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,355,833	1,363,286	152,201	115,592	760,902	528,552	2,027,259	1,560,172
Realized gain (loss) on investments	(2,696,479)	3,603,322	274,825	460,278	1,090,778	1,495,009	2,306,585	4,025,302
Change in unrealized gain (loss) on investments	8,676,399	(28,529,988)	1,129,344	(1,090,054)	2,630,658	(8,408,403)	5,331,921	(22,423,424)
Reinvested capital gains	17,485,729	10,799,813	299,451	214,584	3,536,047	3,083,588	9,476,552	9,382,371
Net increase (decrease) in contract owners' equity resulting from operations	24,821,482	(12,763,567)	1,855,821	(299,600)	8,018,385	(3,301,254)	19,142,317	(7,455,579)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	5,017,684	3,869,352	134,118	189,973	1,231,381	1,412,338	5,810,693	3,629,979
Transfers between funds	1,969,702	(2,153,161)	16,196	87,058	1,972,648	(254,083)	(157,445)	(865,068)
Surrenders (notes 2, 3, 4, 5 and 6)	(13,776,024)	(10,798,197)	(613,530)	(330,964)	(2,819,339)	(2,227,654)	(8,321,622)	(6,207,773)
Adjustments to maintain reserves	950	(2,003)	1	28	327	(152)	3,811	(198)
Net equity transactions	(6,787,688)	(9,084,009)	(463,215)	(53,905)	385,017	(1,069,551)	(2,664,563)	(3,443,060)
Net change in contract owners' equity	18,033,794	(21,847,576)	1,392,606	(353,505)	8,403,402	(4,370,805)	16,477,754	(10,898,639)
Contract owners' equity beginning of period	98,969,534	120,817,110	6,086,140	6,439,645	34,020,063	38,390,868	89,703,320	100,601,959
Contract owners' equity end of period	$117,003,328	98,969,534	7,478,746	6,086,140	42,423,465	34,020,063	106,181,074	89,703,320

CHANGES IN UNITS:
Beginning units	2,209,081	2,365,493	346,411	349,606	1,291,051	1,324,607	3,530,534	3,649,477
Units purchased	372,548	129,802	11,608	15,917	134,658	113,050	268,953	328,792
Units redeemed	(518,689)	(286,214)	(33,462)	(19,112)	(123,690)	(146,606)	(364,812)	(447,735)
Ending units	2,062,940	2,209,081	324,557	346,411	1,302,019	1,291,051	3,434,675	3,530,534

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEAR ENDED DECEMBER 31, 2019 and 2018

	GVIDM		GVDMC		GVIDC		GVAAA2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,541,768	1,301,433	450,731	329,181	291,481	256,456	208,863	146,439
Realized gain (loss) on investments	1,611,150	1,868,215	(244,197)	124,293	(78,366)	(119,793)	198,730	404,737
Change in unrealized gain (loss) on investments	1,928,033	(12,969,256)	1,137,216	(2,042,283)	728,466	(656,683)	1,064,228	(1,778,451)
Reinvested capital gains	6,716,237	5,762,068	931,860	939,917	296,034	274,207	870,629	650,082
Net increase (decrease) in contract owners' equity resulting from operations	11,797,188	(4,037,540)	2,275,610	(648,892)	1,237,615	(245,813)	2,342,450	(577,193)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	2,446,358	2,651,040	724,061	739,983	545,661	560,165	587,391	398,372
Transfers between funds	1,135,929	4,666,438	3,863,901	537,602	1,756,434	(192,492)	191,147	414,457
Surrenders (notes 2, 3, 4, 5 and 6)	(8,052,418)	(6,259,051)	(1,381,584)	(1,879,326)	(2,058,389)	(763,836)	(859,811)	(1,506,530)
Adjustments to maintain reserves	(8,789)	131	33	25	(17)	74	(6)	48
Net equity transactions	(4,478,920)	1,058,558	3,206,411	(601,716)	243,689	(396,089)	(81,279)	(693,653)
Net change in contract owners' equity	7,318,268	(2,978,982)	5,482,021	(1,250,608)	1,481,304	(641,902)	2,261,171	(1,270,846)
Contract owners' equity beginning of period	67,402,444	70,381,426	16,309,541	17,560,149	12,796,172	13,438,074	11,262,919	12,533,765
Contract owners' equity end of period	$74,720,712	67,402,444	21,791,562	16,309,541	14,277,476	12,796,172	13,524,090	11,262,919

CHANGES IN UNITS:
Beginning units	2,908,368	2,859,045	780,720	807,105	714,180	734,293	565,512	597,989
Units purchased	229,400	392,431	235,922	113,246	185,632	88,768	36,722	39,919
Units redeemed	(396,692)	(343,108)	(95,959)	(139,631)	(171,428)	(108,881)	(40,027)	(72,396)
Ending units	2,741,076	2,908,368	920,683	780,720	728,384	714,180	562,207	565,512

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEAR ENDED DECEMBER 31, 2019 and 2018

	NVCRA1		NVCMA1		NVCCA1		NVCMD1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$84,014	68,126	199,411	147,256	117,807	102,653	201,025	142,681
Realized gain (loss) on investments	(9,724)	215,830	(191,717)	(44,232)	(115,888)	18,894	(64,935)	(19,360)
Change in unrealized gain (loss) on investments	349,875	(692,141)	661,196	(1,143,771)	344,434	(741,623)	458,821	(901,114)
Reinvested capital gains	223,448	68,230	671,295	390,523	379,416	238,901	533,686	317,166
Net increase (decrease) in contract owners' equity resulting from operations	647,613	(339,955)	1,340,185	(650,224)	725,769	(381,175)	1,128,597	(460,627)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	588,949	615,204	189,897	202,745	779,460	748,316	997,137	780,159
Transfers between funds	(568,532)	(305,958)	(199,279)	93,061	(364,016)	(224,105)	(246,316)	(240,244)
Surrenders (notes 2, 3, 4, 5 and 6)	(730,893)	(1,547,014)	(418,556)	(1,422,888)	(1,334,219)	(2,069,899)	(444,119)	(539,377)
Adjustments to maintain reserves	(26)	(15)	-	36	(11)	57	(8)	82
Net equity transactions	(710,502)	(1,237,783)	(427,938)	(1,127,046)	(918,786)	(1,545,631)	306,694	620
Net change in contract owners' equity	(62,889)	(1,577,738)	912,247	(1,777,270)	(193,017)	(1,926,806)	1,435,291	(460,007)
Contract owners' equity beginning of period	3,108,220	4,685,958	6,255,071	8,032,341	4,249,918	6,176,724	6,023,849	6,483,856
Contract owners' equity end of period	$3,045,331	3,108,220	7,167,318	6,255,071	4,056,901	4,249,918	7,459,140	6,023,849

CHANGES IN UNITS:
Beginning units	190,615	256,531	383,832	445,041	264,163	352,112	375,704	380,324
Units purchased	35,603	31,486	14,366	37,928	52,379	46,668	51,008	39,917
Units redeemed	(76,529)	(97,402)	(37,285)	(99,137)	(106,933)	(134,617)	(38,530)	(44,537)
Ending units	149,689	190,615	360,913	383,832	209,609	264,163	388,182	375,704

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEAR ENDED DECEMBER 31, 2019 and 2018

	NVCRB1		NVCMC1		NVCCN1		NVDBL2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$165,295	169,855	58,992	57,435	73,638	56,640	40,672	32,862
Realized gain (loss) on investments	(210,805)	1,375,964	(84,112)	(17,355)	(16,278)	(33,196)	3,886	17,779
Change in unrealized gain (loss) on investments	555,209	(1,911,570)	190,852	(297,467)	127,600	(109,679)	97,298	(204,175)
Reinvested capital gains	368,679	456,813	103,030	126,838	48,737	16,269	105,637	70,466
Net increase (decrease) in contract owners' equity resulting from operations	878,378	91,062	268,762	(130,549)	233,697	(69,966)	247,493	(83,068)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	1,503,561	1,059,920	412,591	351,613	554,093	425,372	70,317	88,845
Transfers between funds	(44,204)	(26,890,519)	113,157	(270,162)	367,841	(467,782)	77,936	43,526
Surrenders (notes 2, 3, 4, 5 and 6)	(1,821,110)	(4,447,833)	(802,398)	(1,877,674)	(535,568)	(1,298,635)	(93,595)	(178,619)
Adjustments to maintain reserves	3	(60)	8	(4)	(9)	10	2	8
Net equity transactions	(361,750)	(30,278,492)	(276,642)	(1,796,227)	386,357	(1,341,035)	54,660	(46,240)
Net change in contract owners' equity	516,628	(30,187,430)	(7,880)	(1,926,776)	620,054	(1,411,001)	302,153	(129,308)
Contract owners' equity beginning of period	6,082,785	36,270,215	2,332,907	4,259,683	2,377,843	3,788,844	1,608,052	1,737,360
Contract owners' equity end of period	$6,599,413	6,082,785	2,325,027	2,332,907	2,997,897	2,377,843	1,910,205	1,608,052

CHANGES IN UNITS:
Beginning units	391,200	1,908,299	152,838	266,273	167,055	259,595	85,642	88,042
Units purchased	133,462	81,091	33,629	24,880	76,376	32,503	7,315	4,409
Units redeemed	(161,708)	(1,598,190)	(53,324)	(138,315)	(53,458)	(125,043)	(4,754)	(6,809)
Ending units	362,954	391,200	133,143	152,838	189,973	167,055	88,203	85,642

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEAR ENDED DECEMBER 31, 2019 and 2018

	NVDCA2		NVLMP		NVLCAP		NCPG
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$16,159	13,432	1,488	660	2,384	2,878	2,921	1,962
Realized gain (loss) on investments	(5,984)	2,609	329	315	5,966	313	1,376	701
Change in unrealized gain (loss) on investments	69,291	(114,153)	5,770	(5,450)	16,393	(25,167)	7,052	(12,124)
Reinvested capital gains	56,683	48,143	1,636	1,467	2,794	5,884	3,541	3,878
Net increase (decrease) in contract owners' equity resulting from operations	136,149	(49,969)	9,223	(3,008)	27,537	(16,092)	14,890	(5,583)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	96,022	40,904	30,250	6,495	820	13,392	56,786	46,430
Transfers between funds	(35,769)	(33,022)	37,527	383	4,766	10,941	(2,868)	(2,796)
Surrenders (notes 2, 3, 4, 5 and 6)	(100,835)	(54,037)	(25,874)	(3,346)	(25,361)	(8,582)	(38,439)	(6,990)
Adjustments to maintain reserves	(21)	12	(5)	1	2	17	7	1
Net equity transactions	(40,603)	(46,143)	41,898	3,533	(19,773)	15,768	15,486	36,645
Net change in contract owners' equity	95,546	(96,112)	51,121	525	7,764	(324)	30,376	31,062
Contract owners' equity beginning of period	706,736	802,848	36,108	35,583	140,610	140,934	88,929	57,867
Contract owners' equity end of period	$802,282	706,736	87,229	36,108	148,374	140,610	119,305	88,929

CHANGES IN UNITS:
Beginning units	32,130	34,138	2,790	2,537	10,360	9,339	7,902	4,793
Units purchased	3,598	3,149	4,818	520	766	1,612	4,735	4,015
Units redeemed	(5,318)	(5,157)	(1,882)	(267)	(2,008)	(591)	(3,466)	(906)
Ending units	30,410	32,130	5,726	2,790	9,118	10,360	9,171	7,902

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEAR ENDED DECEMBER 31, 2019 and 2018

	NCPGI		IDPG		IDPGI		AMTB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$77	-	560	633	181	-	57,801	44,944
Realized gain (loss) on investments	14	5	(1,484)	(300)	1	6	(4,689)	(13,260)
Change in unrealized gain (loss) on investments	109	(6)	4,492	(3,757)	111	(7)	50,371	(3,776)
Reinvested capital gains	-	-	689	1,881	157	-	-	-
Net increase (decrease) in contract owners' equity resulting from operations	200	(1)	4,257	(1,543)	450	(1)	103,483	27,908
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	-	-	20,878	351	-	-	86,393	103,478
Transfers between funds	4,670	-	-	1,125	7,327	-	185,787	57,246
Surrenders (notes 2, 3, 4, 5 and 6)	(18)	(89)	(32,949)	(15,148)	(91)	(87)	(258,784)	(307,695)
Adjustments to maintain reserves	(2)	(5)	11	(9)	2	4	73	21
Net equity transactions	4,650	(94)	(12,060)	(13,681)	7,238	(83)	13,469	(146,950)
Net change in contract owners' equity	4,850	(95)	(7,803)	(15,224)	7,688	(84)	116,952	(119,042)
Contract owners' equity beginning of period	-	95	27,362	42,586	-	84	2,776,608	2,895,650
Contract owners' equity end of period	$4,850	-	19,559	27,362	7,688	-	2,893,560	2,776,608

CHANGES IN UNITS:
Beginning units	-	8	2,366	3,468	-	7	217,249	228,876
Units purchased	387	-	1,735	219	606	-	23,274	14,576
Units redeemed	(2)	(8)	(2,637)	(1,321)	(7)	(7)	(22,173)	(26,203)
Ending units	385	-	1,464	2,366	599	-	218,350	217,249

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	AMCG		AMMCGS		AMRI		AMSRS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(4,532)	(5,850)	-	-	3,423	11,419	11,749	10,925
Realized gain (loss) on investments	147,516	142,601	37,390	26,017	(5,770)	465,120	165,041	105,043

Change in unrealized gain (loss) on investments	274,327	(393,448)	153,508	(175,321)	183,057	(992,275)	232,093	(360,048)
Reinvested capital gains	126,303	152,288	82,329	86,213	106,189	132,445	167,389	122,233

Net increase (decrease) in contract owners’equity resulting from operations	543,614	(104,409)	273,227	(63,091)	286,899	(383,291)	576,272	(121,847)
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	5,463	2,481	19,048	18,748	3,229	3,913	74,952	61,189
Transfers between funds	92,872	123,756	171,769	(203,434)	(1,619,938)	(1,552,524)	863,824	(142,304)
Surrenders (notes 2, 3, 4, 5 and 6)	(461,801)	(295,188)	(72,038)	(76,331)	(876,018)	(72,309)	(244,427)	(126,406)
Adjustments to maintain reserves	9,705	(102)	82	33	13	(30)	(88)	(12)
Net equity transactions	(353,761)	(169,053)	118,861	(260,984)	(2,492,714)	(1,620,950)	694,261	(207,533)
Net change in contract owners’ equity	189,853	(273,462)	392,088	(324,075)	(2,205,815)	(2,004,241)	1,270,533	(329,380)
Contract owners’ equity beginning of period	1,838,116	2,111,578	775,808	1,099,883	2,244,041	4,248,282	2,024,700	2,354,080
Contract owners’ equity end of period	$2,027,969	1,838,116	1,167,896	775,808	38,226	2,244,041	3,295,233	2,024,700

CHANGES IN UNITS:
Beginning units	73,877	79,235	66,658	88,306	122,620	196,232	56,641	62,085
Units purchased	11,653	17,287	21,234	4,134	1,185	650	45,894	2,211
Units redeemed	(27,007)	(22,645)	(12,148)	(25,782)	(122,049)	(74,262)	(28,891)	(7,655)
Ending units	58,523	73,877	75,744	66,658	1,756	122,620	73,644	56,641

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019 AND 2018

	NOTB3		NOTG3		NOTMG3		PMVFHA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$953	690	803	637	1,131	849	5,632	802
Realized gain (loss) on investments	(147)	(30)	394	160	318	65	2,412	(492)

Change in unrealized gain (loss) on investments	3,762	(5,548)	2,583	(7,029)	4,380	(7,518)	13,654	(149)
Reinvested capital gains	1,276	2,233	2,869	2,380	2,310	2,582	2,432	1,251

Net increase (decrease) in contract owners’ equity resulting from operations	5,844	(2,655)	6,649	(3,852)	8,139	(4,022)	24,130	1,412
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	3,526	3,526	2,549	1,954	3,408	3,684	10,143	159,594
Transfers between funds	-	-	(13)	6,089	(3,000)	(39)	(8,472)	215,945
Surrenders (notes 2, 3, 4, 5 and 6)	(3,186)	(3,066)	(1,583)	(1,235)	(2,393)	(1,157)	(12,018)	(1,885)
Adjustments to maintain reserves	5	(3)	2	(7)	(5)	5	3	(19)
Net equity transactions	345	457	955	6,801	(1,990)	2,493	(10,344)	373,635
Net change in contract owners’ equity	6,189	(2,198)	7,604	2,949	6,149	(1,529)	13,786	375,047
Contract owners’ equity beginning of period	40,083	42,281	38,647	35,698	51,061	52,590	388,929	13,882
Contract owners’ equity end of period	$46,272	40,083	46,251	38,647	57,210	51,061	402,715	388,929

CHANGES IN UNITS:
Beginning units	3,588	3,552	3,413	2,874	4,454	4,249	37,522	1,364
Units purchased	293	298	208	640	311	344	5,751	36,367
Units redeemed	(263)	(262)	(128)	(101)	(469)	(139)	(6,877)	(209)
Ending units	3,618	3,588	3,493	3,413	4,296	4,454	36,396	37,522

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019

	PMVGBA		PMVAAA		PMVRSA		PMVFBA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$9,597	19,460	407,587	745,204	6,014	2,865	33,236	79,909
Realized gain (loss) on investments	(28,462)	(1,544)	496,814	(497,659)	(441)	(20,155)	(23,309)	20,726

Change in unrealized gain (loss) on investments	42,164	(31,957)	1,037,494	(1,669,844)	8,403	(10,730)	102,413	(192,043)
Reinvested capital gains	-	873	-	-	-	-	-	22,203

Net increase (decrease) in contract owners’ equity resulting from operations	23,299	(13,168)	1,941,895	(1,422,299)	13,976	(28,020)	112,340	(69,205)
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	80,690	19,019	333,645	379,971	3,474	3,680	37,850	127,153
Transfers between funds	96,767	(20,352)	(8,412,533)	(1,562,852)	5,787	(2,942)	(68,695)	143,324
Surrenders (notes 2, 3, 4, 5 and 6)	(8,464)	(4,086)	(809,890)	(1,724,117)	(2,644)	(10,391)	(67,809)	(85,327)
Adjustments to maintain reserves	(23)	(6)	(43)	619	-	(4)	2	(33)
Net equity transactions	168,970	(5,425)	(8,888,821)	(2,906,379)	6,617	(9,657)	(98,652)	185,117
Net change in contract owners’ equity	192,269	(18,593)	(6,946,926)	(4,328,678)	20,593	(37,677)	13,688	115,912
Contract owners’ equity beginning of period	294,330	312,923	21,946,729	26,275,407	120,307	157,984	1,579,260	1,463,348
Contract owners’ equity end of period	$486,599	294,330	14,999,803	21,946,729	140,900	120,307	1,592,948	1,579,260

CHANGES IN UNITS:
Beginning units	29,386	29,861	1,106,937	1,251,381	21,575	24,328	121,129	107,560
Units purchased	17,325	3,519	49,071	28,013	2,250	917	45,207	20,733
Units redeemed	(817)	(3,994)	(480,136)	(172,457)	(1,149)	(3,670)	(52,165)	(7,164)
Ending units	45,894	29,386	675,872	1,106,937	22,676	21,575	114,171	121,129

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019

	PMVHYA		PMVLGA		PMVLDA		PMVRRA
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$13,589	1,022	205,492	218,647	894,694	635,895	715,973	1,107,662
Realized gain (loss) on investments	5,263	(258)	30,868	(51,199)	(67,765)	(168,273)	151,486	(973,447)

Change in unrealized gain (loss) on investments	16,753	(3,406)	723,789	147,605	468,050	(407,150)	2,990,607	(1,374,060)
Reinvested capital gains	-	-	-	91,532	-	-	-	-

Net increase (decrease) in contract owners’ equity resulting from operations	35,605	(2,642)	960,149	406,585	1,294,979	60,472	3,858,066	(1,239,845)
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	24,000	-	92,152	226,780	435,473	3,226,564	1,016,915	704,631
Transfers between funds	372,821	177,903	(11,739,107)	17,502,300	2,280,211	(2,857,732)	(2,182,828)	(161,131)
Surrenders (notes 2, 3, 4, 5 and 6)	(5,617)	(235)	(352,187)	(82,286)	(4,014,775)	(1,549,815)	(4,439,628)	(1,193,982)
Adjustments to maintain reserves	(49)	(31)	1,047	(1,406)	454	(1,879)	(936)	(2,143)
Net equity transactions	391,155	177,637	(11,998,095)	17,645,388	(1,298,637)	(1,182,862)	(5,606,477)	(652,625)
Net change in contract owners’ equity	426,760	174,995	(11,037,946)	18,051,973	(3,658)	(1,122,390)	(1,748,411)	(1,892,470)
Contract owners’ equity beginning of period	174,995	-	19,675,839	1,623,866	34,758,052	35,880,442	48,941,173	50,833,643
Contract owners’ equity end of period	$601,755	174,995	8,637,893	19,675,839	34,754,394	34,758,052	47,192,762	48,941,173

CHANGES IN UNITS:
Beginning units	17,836	-	1,221,413	99,714	2,259,303	2,337,915	2,580,241	2,621,163
Units purchased	37,658	17,859	12,279	1,135,211	387,849	437,862	337,722	367,890
Units redeemed	(1,899)	(23)	(759,286)	(13,512)	(478,144)	(516,474)	(625,791)	(408,812)
Ending units	53,595	17,836	474,406	1,221,413	2,169,008	2,259,303	2,292,172	2,580,241

 See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019

	PMVTRA		PVEIB		PVGOB		PVTIGB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,975,602	1,635,310	29,266	6,961	2,859	-	15,273	16,075
Realized gain (loss) on investments	(42,414)	(1,075,917)	17,288	7,982	189,209	138,568	(2,973)	13,747

Change in unrealized gain (loss) on investments	3,434,899	(1,954,037)	205,157	(187,436)	121,290	(188,858)	233,874	(271,260)
Reinvested capital gains	-	817,481	125,070	44,651	289,533	93,811	1,960	-

Net increase (decrease) in contract owners’ equity resulting from operations	5,368,087	(577,163)	376,781	(127,842)	602,891	43,521	248,134	(241,438)
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	3,078,248	2,023,468	26,892	55,301	55,298	256,400	22,832	41,909
Transfers between funds	3,002,205	(4,483,054)	(88,574)	454,235	(420,135)	560,979	15,721	218,167
Surrenders (notes 2, 3, 4, 5 and 6)	(6,503,234)	(5,545,865)	(104,379)	(90,776)	(212,413)	(462,753)	(53,665)	(85,115)
Adjustments to maintain reserves	(1,028)	(1,377)	(1)	(1)	5	(2)	(1)	(2)
Net equity transactions	(423,809)	(8,006,828)	(166,062)	418,759	(577,245)	354,624	(15,113)	174,959
Net change in contract owners’ equity	4,944,278	(8,583,991)	210,719	290,917	25,646	398,145	233,021	(66,479)
Contract owners’ equity beginning of period	66,878,948	75,462,939	1,290,445	999,528	1,869,742	1,471,597	989,761	1,056,240
Contract owners’ equity end of period	$71,823,226	66,878,948	1,501,164	1,290,445	1,895,388	1,869,742	1,222,782	989,761

CHANGES IN UNITS:
Beginning units	3,238,199	3,625,131	124,107	87,969	137,529	110,820	46,112	39,804
Units purchased	1,001,581	284,807	13,705	44,890	17,533	47,018	1,992	9,481
Units redeemed	(1,035,778)	(671,739)	(27,100)	(8,752)	(53,107)	(20,309)	(2,585)	(3,173)
Ending units	3,204,002	3,238,199	110,712	124,107	101,955	137,529	45,519	46,112

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4
STATEMENTS OF CHANGES IN CONTRACT OWNERS’ EQUITY
YEARS ENDED DECEMBER 31, 2019

	PVTSCB		ROCMC		TREI2		TRHS2
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$3,032	1,635	(8,782)	(11,554)	424,641	375,307	-	(9,159)
Realized gain (loss) on investments	(181,314)	(38,492)	69,906	(45,127)	(270,704)	(66,770)	638,021	1,100,646

Change in unrealized gain (loss) on investments	253,594	(376,392)	292,113	(632,112)	3,568,959	(4,706,287)	1,814,004	(1,658,513)
Reinvested capital gains	74,856	264,240	370,585	230,086	1,428,838	2,092,933	555,914	677,316

Net increase (decrease) in contract owners’ equity resulting from operations	150,168	(149,009)	723,822	(458,707)	5,151,734	(2,304,817)	3,007,939	110,290
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	123,897	83,361	77,589	21,202	348,780	566,367	468,882	395,741
Transfers between funds	(19,336)	(264,384)	(711,414)	(13,706)	(903,024)	(2,314,184)	(1,479,454)	(11,138,309)
Surrenders (notes 2, 3, 4, 5 and 6)	(86,407)	(23,581)	(253,172)	(346,829)	(1,194,701)	(1,309,257)	(1,046,388)	(1,198,163)
Adjustments to maintain reserves	19	(33)	(63)	65	862	4,769	(1)	3
Net equity transactions	18,173	(204,637)	(887,060)	(339,268)	(1,748,083)	(3,052,305)	(2,056,961)	(11,940,728)
Net change in contract owners’ equity	168,341	(353,646)	(163,238)	(797,975)	3,403,651	(5,357,122)	950,978	(11,830,438)
Contract owners’ equity beginning of period	607,704	961,350	4,326,771	5,124,746	20,635,692	25,992,814	11,275,030	23,105,468
Contract owners’ equity end of period	$776,045	607,704	4,163,533	4,326,771	24,039,343	20,635,692	12,226,008	11,275,030

CHANGES IN UNITS:
Beginning units	40,721	51,534	144,169	154,935	683,732	776,338	283,769	592,826
Units purchased	14,306	14,492	62,613	6,460	78,314	35,898	12,748	29,150
Units redeemed	(12,915)	(25,305)	(91,819)	(17,226)	(130,027)	(128,504)	(57,301)	(338,207)
Ending units	42,112	40,721	114,963	144,169	632,019	683,732	239,216	283,769

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	TRLT1		TRMCG2		TRNAG1		TRPSB1
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$519,778	340,513	(67,935)	(63,828)	117,015	(25,327)	161,251	128,319
Realized gain (loss) on investments	(19,603)	(120,197)	(104,377)	(243,937)	1,345,658	2,166,117	(209,197)	168,360

Change in unrealized gain (loss) on investments	444,239	(23,851)	5,367,195	(3,714,681)	9,659,062	(6,324,706)	1,474,788	(1,517,406)
Reinvested capital gains	-	-	2,263,095	3,508,621	3,641,720	4,863,119	229,757	615,263

Net increase (decrease) in contract owners' equity resulting from operations	944,414	196,465	7,457,978	(513,825)	14,763,455	679,203	1,656,599	(605,464)
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	3,032,331	154,256	448	17,293	2,083,483	1,475,564	347,158	438,136
Transfers between funds	1,909,756	5,375,103	786,727	(1,543,027)	(138,170)	(1,590,910)	(601,112)	4,464,948
Surrenders (notes 2, 3, 4, 5 and 6)	(912,051)	(1,059,062)	(307,506)	(555,342)	(3,222,534)	(4,124,487)	(1,383,644)	(410,516)
Adjustments to maintain reserves	(217)	(757)	(126)	(499)	189	(965)	(8)	(15)
Net equity transactions	4,029,819	4,469,540	479,543	(2,081,575)	(1,277,032)	(4,240,798)	(1,637,606)	4,492,553
Net change in contract owners' equity	4,974,233	4,666,005	7,937,521	(2,595,400)	13,486,423	(3,561,595)	18,993	3,887,089
Contract owners' equity beginning of period	22,607,912	17,941,907	24,296,604	26,892,004	43,978,505	47,540,100	9,041,888	5,154,799
Contract owners' equity end of period	$27,582,145	22,607,912	32,234,125	24,296,604	57,464,928	43,978,505	9,060,881	9,041,888

CHANGES IN UNITS:
Beginning units	2,121,125	1,699,172	402,726	434,376	1,173,553	1,280,669	480,068	258,877
Units purchased	842,321	536,042	73,244	12,791	283,777	82,053	230,400	249,890
Units redeemed	(480,702)	(114,089)	(68,322)	(44,441)	(323,885)	(189,169)	(312,254)	(28,699)
Ending units	2,482,744	2,121,125	407,648	402,726	1,133,445	1,173,553	398,214	480,068

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	TRBCGP		VWEM		VWHA		VVTISI
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$(158,548)	(141,101)	42,204	25,489	(22,478)	(46,230)	280,868	(3,681)
Realized gain (loss) on investments	8,461,368	7,499,857	77,634	218,755	(1,635,307)	684,524	347,170	6,598

Change in unrealized gain (loss) on investments	13,306,821	(11,304,191)	2,436,270	(3,169,763)	3,930,325	(8,383,861)	2,228,861	(393,058)
Reinvested capital gains	2,405,450	2,759,352	256,173	-	-	-	1,805	-

Net increase (decrease) in contract owners' equity resulting from operations	24,015,091	(1,186,083)	2,812,281	(2,925,519)	2,272,540	(7,745,567)	2,858,704	(390,141)
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	6,685,907	3,835,935	244,145	214,122	1,107,324	1,064,931	526	-
Transfers between funds	(7,434,461)	22,532,108	(291,925)	29,930	(6,968,303)	(1,474,381)	3,612,204	11,258,312
Surrenders (notes 2, 3, 4, 5 and 6)	(7,475,658)	(4,414,095)	(1,225,685)	(647,412)	(1,237,698)	(2,412,324)	(1,000,018)	(455,882)
Adjustments to maintain reserves	130	(1,469)	39	(119)	7	(296)	-	(1)
Net equity transactions	(8,224,082)	21,952,479	(1,273,426)	(403,479)	(7,098,670)	(2,822,070)	2,612,712	10,802,429
Net change in contract owners' equity	15,791,009	20,766,396	1,538,855	(3,328,998)	(4,826,130)	(10,567,637)	5,471,416	10,412,288
Contract owners' equity beginning of period	85,324,670	64,558,274	9,731,215	13,060,213	20,077,057	30,644,694	10,412,288	-
Contract owners' equity end of period	$101,115,679	85,324,670	11,270,070	9,731,215	15,250,927	20,077,057	15,883,704	10,412,288

CHANGES IN UNITS:
Beginning units	3,549,101	2,734,104	244,574	256,411	785,577	860,088	1,102,651	-
Units purchased	729,588	1,336,605	17,764	33,903	84,038	70,747	375,011	1,148,479
Units redeemed	(1,033,875)	(521,608)	(45,015)	(45,740)	(330,131)	(145,258)	(90,999)	(45,828)
Ending units	3,244,814	3,549,101	217,323	244,574	539,484	785,577	1,386,663	1,102,651

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	VVB		VVCG		VVDV		VVI
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$257,955	225,140	164,231	103,002	333,571	299,741	133,345	73,451
Realized gain (loss) on investments	26,078	126,460	841,928	879,331	(555,923)	278,746	463,167	742,561

Change in unrealized gain (loss) on investments	1,300,668	(1,251,990)	2,683,593	(1,731,756)	1,216,271	(2,377,328)	2,091,066	(2,915,977)
Reinvested capital gains	563,628	522,529	493,983	437,953	687,054	637,696	341,596	341,367

Net increase (decrease) in contract owners' equity resulting from operations	2,148,329	(377,861)	4,183,735	(311,470)	1,680,973	(1,161,145)	3,029,174	(1,758,598)
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	1,773	823	4,728	1,258	2,080	1,753	3,344	1,330
Transfers between funds	632,717	215,969	687,344	1,840,913	(12,546,166)	(458,282)	(875,637)	910,699
Surrenders (notes 2, 3, 4, 5 and 6)	(716,609)	(708,738)	(1,185,470)	(1,165,373)	(106,463)	(832,110)	(731,743)	(830,413)
Adjustments to maintain reserves	19	(45)	17	(106)	18	(82)	11	(64)
Net equity transactions	(82,100)	(491,991)	(493,381)	676,692	(12,650,531)	(1,288,721)	(1,604,025)	81,552
Net change in contract owners' equity	2,066,229	(869,852)	3,690,354	365,222	(10,969,558)	(2,449,866)	1,425,149	(1,677,046)
Contract owners' equity beginning of period	9,854,999	10,724,851	16,073,057	15,707,835	10,969,558	13,419,424	10,734,926	12,411,972
Contract owners' equity end of period	$11,921,228	9,854,999	19,763,411	16,073,057	-	10,969,558	12,160,075	10,734,926

CHANGES IN UNITS:
Beginning units	502,080	526,651	1,154,543	1,112,691	639,958	710,009	790,875	797,393
Units purchased	25,915	9,775	41,390	118,156	143	-	-	48,382
Units redeemed	(31,100)	(34,346)	(71,348)	(76,304)	(640,101)	(70,051)	(106,701)	(54,900)
Ending units	496,895	502,080	1,124,585	1,154,543	-	639,958	684,174	790,875

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	VVMCI		VVREI		VVSCG		VVHGB
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$349,967	287,312	64,736	229,032	25,092	8,295	1,166,455	503,182
Realized gain (loss) on investments	460,427	726,861	91,849	(840,588)	107,287	(232,450)	94,132	(567,871)

Change in unrealized gain (loss) on investments	4,245,351	(4,870,236)	348,672	(219,752)	779,682	(1,302,939)	2,726,320	(19,910)
Reinvested capital gains	2,098,579	1,411,461	126,595	292,268	902,252	646,497	-	47,997

Net increase (decrease) in contract owners' equity resulting from operations	7,154,324	(2,444,602)	631,852	(539,040)	1,814,313	(880,597)	3,986,907	(36,602)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	9,960	2,603	1,460	(543)	3,749	726	2,959	(251)
Transfers between funds	(1,804,959)	(1,185,373)	(327,401)	(5,355,127)	11,696	2,333,017	14,663,063	9,811,750
Surrenders (notes 2, 3, 4, 5 and 6)	(1,751,573)	(1,813,276)	(165,467)	(204,645)	(477,443)	(541,803)	(3,142,129)	(2,102,095)
Adjustments to maintain reserves	1	(135)	12	21	(13)	(40)	23	(20)
Net equity transactions	(3,546,571)	(2,996,181)	(491,396)	(5,560,294)	(462,011)	1,791,900	11,523,916	7,709,384
Net change in contract owners' equity	3,607,753	(5,440,783)	140,456	(6,099,334)	1,352,302	911,303	15,510,823	7,672,782
Contract owners' equity beginning of period	24,138,907	29,579,690	2,317,105	8,416,439	6,423,351	5,512,048	33,788,586	26,115,804
Contract owners' equity end of period	$27,746,660	24,138,907	2,457,561	2,317,105	7,775,653	6,423,351	49,299,409	33,788,586

CHANGES IN UNITS:
Beginning units	1,155,762	1,281,420	121,963	418,417	294,192	233,629	2,802,309	2,158,608
Units purchased	-	-	-	-	2,236	81,863	1,210,810	821,529
Units redeemed	(138,521)	(125,658)	(21,326)	(296,454)	(17,858)	(21,300)	(242,876)	(177,828)
Ending units	1,017,241	1,155,762	100,637	121,963	278,570	294,192	3,770,243	2,802,309

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	VRVDRI		SVDF		SVOF		WFVSCG
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$15,140	-	(17,118)	(17,226)	3,766	(3,475)	(10,339)	(10,866)
Realized gain (loss) on investments	1,726	-	56,459	141,666	(40,498)	(75,265)	387,561	153,554

Change in unrealized gain (loss) on investments	(109,325)	-	3,793,985	(3,439,100)	1,091,017	(1,030,024)	28,801	(919,452)
Reinvested capital gains	88,834	-	1,967,143	2,137,007	800,351	660,313	1,197,062	753,079

Net increase (decrease) in contract owners' equity resulting from operations	(3,625)	-	5,800,469	(1,177,653)	1,854,636	(448,451)	1,603,085	(23,685)
Equity transactions:
Purchase payments received from policyholders (notes 2 and 6)	4,454	-	415,579	739,787	27,118	778	80,920	196,972
Transfers between funds	989,075	-	52,963	(64,613)	251,855	(595,173)	(1,072,119)	1,279,007
Surrenders (notes 2, 3, 4, 5 and 6)	(18,915)	-	(1,428,893)	(732,799)	(164,272)	(106,503)	(602,096)	(460,061)
Adjustments to maintain reserves	3	-	(27)	(77)	38	(63)	9	(7)
Net equity transactions	974,617	-	(960,378)	(57,702)	114,739	(700,961)	(1,593,286)	1,015,911
Net change in contract owners' equity	970,992	-	4,840,091	(1,235,355)	1,969,375	(1,149,412)	9,799	992,226
Contract owners' equity beginning of period	-	-	15,285,492	16,520,847	5,775,436	6,924,848	6,789,362	5,797,136
Contract owners' equity end of period	$970,992	-	20,125,583	15,285,492	7,744,811	5,775,436	6,799,161	6,789,362

CHANGES IN UNITS:
Beginning units	-	-	683,178	685,998	197,765	219,564	312,243	270,319
Units purchased	90,933	-	64,007	73,655	40,101	20	12,685	72,149
Units redeemed	(1,778)	-	(99,816)	(76,475)	(36,346)	(21,819)	(73,650)	(30,225)
Ending units	89,155	-	647,369	683,178	201,520	197,765	251,278	312,243

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	AMGP		AMTP		ACVU1		DFVIS
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$1,529	1,190	9,093	3,327	-	136	-	(1,061)
Realized gain (loss) on investments	(166,593)	851	(91,191)	5,033	-	59,576	-	168,411

Change in unrealized gain (loss) on investments	69,203	(88,122)	24,509	(46,112)	-	(62,325)	-	(166,312)
Reinvested capital gains	184,669	48,309	100,671	33,398	-	33,153	-	-

Net increase (decrease) in contract owners' equity resulting from operations	88,808	(37,772)	43,082	(4,354)	-	30,540	-	1,038
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	39	-	2,151	2,579	-	-	-	230
Transfers between funds	(534,269)	16,756	(365,894)	14,530	-	10,732	-	(1,335,880)
Surrenders (notes 2, 3, 4, 5 and 6)	(2,484)	(6,522)	(2,701)	(13,099)	-	(353,418)	-	(10,605)
Adjustments to maintain reserves	(166)	60	597	40	-	(16)	-	(11)
Net equity transactions	(536,880)	10,294	(365,847)	4,050	-	(342,702)	-	(1,346,266)
Net change in contract owners' equity	(448,072)	(27,478)	(322,765)	(304)	-	(312,162)	-	(1,345,228)
Contract owners' equity beginning of period	448,072	475,550	322,765	323,069	-	312,162	-	1,345,228
Contract owners' equity end of period	$-	448,072	-	322,765	-	-	-	-

CHANGES IN UNITS:
Beginning units	16,218	15,862	11,004	10,894	-	10,496	-	101,477
Units purchased	1,255	563	3,750	801	-	331	-	5
Units redeemed	(17,473)	(207)	(14,754)	(691)	-	(10,827)	-	(101,482)
Ending units	-	16,218	-	11,004	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4

STATEMENTs OF CHANGES IN CONTRACT OWNERS’ EQUITY

Years Ended December 31, 2019 and 2018

	FVCA2P		VVSTC		-		-
	2019	2018	2019	2018	2019	2018	2019	2018
Investment activity:
Net investment income (loss)	$-	21,994	-	69,872	-	-	-	-
Realized gain (loss) on investments	-	(90,024)	-	(82,591)	-	-	-	-

Change in unrealized gain (loss) on investments	-	66,177	-	(21,187)	-	-	-	-
Reinvested capital gains	-	-	-	-	-	-	-	-

Net increase (decrease) in contract owners' equity resulting from operations	-	(1,853)	-	(33,906)	-	-	-	-
Equity transactions:

Purchase payments received from policyholders (notes 2 and 6)	-	9,316	-	(23)	-	-	-	-
Transfers between funds	-	(635,445)	-	(4,533,410)	-	-	-	-
Surrenders (notes 2, 3, 4, 5 and 6)	-	(20,246)	-	(33,493)	-	-	-	-
Adjustments to maintain reserves	-	5	-	3	-	-	-	-
Net equity transactions	-	(646,370)	-	(4,566,923)	-	-	-	-
Net change in contract owners' equity	-	(648,223)	-	(4,600,829)	-	-	-	-
Contract owners' equity beginning of period	-	648,223	-	4,600,829	-	-	-	-
Contract owners' equity end of period	$-	-	-	-	-	-	-	-

CHANGES IN UNITS:
Beginning units	-	35,422	-	351,131	-	-	-	-
Units purchased	-	745	-	20	-	-	-	-
Units redeemed	-	(36,167)	-	(351,151)	-	-	-	-
Ending units	-	-	-	-	-	-	-	-

See accompanying notes to financial statements.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

(1) Background and Summary of Significant Accounting Policies

(a) Organization and Nature of Operations

The Nationwide VLI Separate Account-4 (the Separate Account) was established pursuant to a resolution of the Board of Directors of Nationwide Life Insurance Company (the Company) on December 3, 1997. The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940. The Separate Account is an Investment Company and follows accounting and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standards Codification (ASC) Topic 946, Financial Services – Investment Companies. The Company offers Flexible Premium, Modified Single Premium, Variable Executive Life and Survivorship Life Variable Life Insurance Policies through the Separate Account.

(b) The Policies

The Separate Account offers variable investment options through life insurance policies intended to provide benefits to the policyholder and/or the beneficiary named by the policyholder. Policy features are described in the applicable prospectus.

With certain exceptions, policyholders may invest in the following:

AB FUNDS
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A (ALVIVA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
AMERICAN CENTURY INVESTORS, INC.
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I (ACVIG)
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class II (ACVMV2)*
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)*
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class II (ACVV2)*
AMERICAN FUNDS GROUP (THE)
American Funds Insurance Series(R) - Global Bond Fund: Class 2 (AMVGB2)*
American Funds Insurance Series(R) - Asset Allocation Fund: Class 2 (AMVAA2)
American Funds Insurance Series(R) - Bond Fund: Class 2 (AMVBD2)
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 2 (AMVGS2)
American Funds Insurance Series(R) - Growth Fund: Class 2 (AMVGR2)
American Funds Insurance Series(R) - Growth-Income Fund: Class 2 (AMVGI2)
American Funds Insurance Series(R) - International Fund: Class 2 (AMVI2)
American Funds Insurance Series(R) - New World Fund: Class 2 (AMVNW2)
AMUNDI PIONEER
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class II (PIHYB2)*
BLACKROCK FUNDS
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class II (MLVLC2)
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)
BNY MELLON INVESTMENT MANAGEMENT
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Initial Shares (DVMCS)
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio (DVSCS)
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
BNY Mellon Stock Index Fund, Inc.: Service Shares(DSIFS)*
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares (DCAPS)*
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)
BNY Mellon Variable Investment Fund - International Value Portfolio: Initial Shares (DVIV)
CALVERT GROUP
Calvert VP S&P 500 Index Portfolio (CVSPIP)
CHARLES SCHWAB FUNDS
Schwab Annuity Portfolios - Schwab(R) S&P 500 Index Portfolio (SASP5I)*
DAVIS FUNDS
Davis Variable Account Fund, Inc. - Davis Value Portfolio (DAVVL)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

DELAWARE FUNDS BY MACQUARIE
Delaware Variable Insurance Product Trust - Delaware VIP Emerging Markets Series: Service Class (DWVEMS)
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
DIMENSIONAL FUND ADVISORS INC.
DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)
DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)
DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class (DFVEA)*
DFA Investment Dimensions Group Inc. - VA Global Bond Portfolio (DFVGB)*
DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)*
DFA Investment Dimensions Group Inc. - VA International Value Portfolio (DFVIV)*
DFA Investment Dimensions Group Inc. - VA Short-Term Fixed Portfolio (DFVSTF)*
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)
DWS INVESTMENT MANAGEMENT AMERICAS, INC.
Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)
Deutsche DWS Investments VIT Funds - DWS Small Cap Index VIP: Class A (BISCI)*
Deutsche DWS Variable Series II - DWS Small Mid Cap Value VIP: Class B (SVSSVB)
Deutsche DWS Variable Series II - DWS CROCI(R) U.S. VIP: Class B (SVSLVB)
EATON VANCE FUNDS
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
FEDERATED INVESTORS
Federated Insurance Series - Federated Managed Volatility Fund II: Primary Shares (FVU2)
Federated Insurance Series - Federated Fund for U.S. Government Securities II (FVUS2)
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares (FQB)
Federated Insurance Series - Federated Quality Bond Fund II: Service Shares (FQBS)*
FIDELITY INVESTMENTS
Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2055 Portfolio: Service Class (FF55S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2060 Portfolio: Service Class (FF60S)
Fidelity Variable Insurance Products Fund - VIP Bond Index Portfolio: Service Class (FVBIS)*
Fidelity Variable Insurance Products Fund - VIP Extended Market Index Portfolio: Service Class (FVEMIS)*
Fidelity Variable Insurance Products Fund - VIP International Index Portfolio: Service Class (FVIIS)*
Fidelity Variable Insurance Products Fund - VIP Total Market Index Portfolio: Service Class (FVMIS)*
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class (FFINS)
Fidelity Variable Insurance Products Fund - VIP Growth & Income Portfolio: Service Class (FGIS)*
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2005 Portfolio: Service Class (FF05S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2015 Portfolio: Service Class (FF15S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2025 Portfolio: Service Class (FF25S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class (FF40S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2035 Portfolio: Service Class (FF35S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2045 Portfolio: Service Class (FF45S)
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2050 Portfolio: Service Class (FF50S)
FRANKLIN TEMPLETON DISTRIBUTORS, INC.
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
GOLDMAN SACHS ASSET MANAGEMENT GROUP
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Value Fund: Institutional Shares (GVMCE)
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Institutional Shares(GVCSE)
Goldman Sachs Variable Insurance Trust - Goldman Sachs Growth Opportunities Fund: Service Shares (GVGOPS)
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
GUGGENHEIM INVESTMENTS
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
INVESCO INVESTMENTS
Invesco - Invesco V.I. American Franchise Fund: Series II Shares (ACEG2)*
Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)
Invesco - Invesco V.I. Growth and Income Fund: Series II Shares (VKLGI2)*
Invesco - Invesco V.I. American Value Fund: Series I Shares (MSVMV)*
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares (AVBVI)
Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)
Invesco - Invesco V.I. International Growth Fund: Series I Shares (AVIE)
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
Invesco - Invesco V.I. Small Cap Equity Fund: Series I Shares (AVSCE)
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares (IVKMG1)
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series II (OVCAFS)*
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I (OVGR)
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
Invesco Oppenheimer V.I. Global Fund: Series II (OVGSS)*
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)
IVY INVESTMENTS
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
Ivy Variable Insurance Portfolios - Growth: Class II (WRGP)
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II (WRRESP)
Ivy Variable Insurance Portfolios - Science and Technology: Class II (WRSTP)
J.P. MORGAN INVESTMENT MANAGEMENT INC.
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio 1 (JPSCE1)
JPMorgan Insurance Trust - JPMorgan Insurance Trust Core Bond Portfolio: Class 1 (OGBDP)*
JPMorgan Insurance Trust - JPMorgan Insurance Trust U.S. Equity Portfolio: Class 1 (OGDEP)*
JANUS HENDERSON INVESTORS
Janus Henderson VIT Enterprise Portfolio: Institutional Shares (JAEI)
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
Janus Henderson VIT Global Technology Portfolio: Service Shares (JAGTS)
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
Janus Henderson VIT Mid Cap Value Portfolio: Service Shares (JAMVS)
LAZARD FUNDS
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
LEGG MASON
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I (SBVSG)
LINCOLN FUNDS
Lincoln Variable Insurance Products Trust - Baron Growth Opportunities Fund: Service Class (BNCAI)
LORD ABBETT FUNDS
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)
Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

M FUNDS
M Fund, Inc. - M Large Cap Value Fund (MFBOV)*
M Fund, Inc. - M Capital Appreciation Fund (MFFCA)*
M Fund, Inc. - M International Equity Fund (MFBIE)*
M Fund, Inc. - M Large Cap Growth Fund (MFTCG)*
MASSACHUSETTS FINANCIAL SERVICES CO.
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)
MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)
MFS(R) Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio: Initial Class (MV2EEI)*
MFS(R) Variable Insurance Trust II - MFS Emerging Markets Equity Portfolio: Service Class (MV2EES)*
MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)
MFS(R) Variable Insurance Trust II - MFS Corporate Bond Portfolio: Service Class (MVBDS)*
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
MORGAN STANLEY
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class II (MSEMB)*
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class II (MSVMG2)*
Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class I (MSVEG)
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
NATIONWIDE FUNDS GROUP
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I (NVLCP1)
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I (NVSTB1)
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class Y (NJMMAY)*
Nationwide Variable Insurance Trust - NVIT J.P. Morgan Mozaic(SM) Multi-Asset Fund: Class II (NJMMA2)*
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I (NVMIG1)
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I (NVNSR1)
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class II (NVNSR2)*
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I (NVAMV1)
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I (NVOLG1)
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I (NVTIV3)
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I (TRF)
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class II (MCIF2)*
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I (NVCRA1)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I (NVCMA1)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I (NVCCA1)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I (NVCMD1)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I (NVCRB1)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I (NVCMC1)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I (NVCCN1)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P (NVLMP)
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P (NVLCAP)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class I (NCPG)
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I (NCPGI)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)
NEUBERGER & BERMAN MANAGEMENT, INC.
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
Neuberger Berman Advisers Management Trust - International Equity Portfolio: S Class Shares (AMINS)*
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares (AMRI)
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: S Class Shares (AMRS)*
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
NORTHERN LIGHTS
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)
PIMCO FUNDS
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): AdministrativeClass (PMVGBA)
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
PUTNAM INVESTMENTS
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)
ROYCE CAPITAL FUNDS
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
Royce Capital Fund - Royce Small-Cap Portfolio: Investment Class (ROCSC)*
T. ROWE PRICE
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio: II (TRBCG2)*

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio (TRLT1)
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited Term Bond Portfolio: II (TRLT2)*
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)
T. Rowe Price Equity Series, Inc. - T. Rowe Price New America Growth Portfolio (TRNAG1)
T. Rowe Price Equity Series, Inc. - T. Rowe Price Moderate Allocation Portfolio (TRPSB1)
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)
VAN ECK ASSOCIATES CORPORATION
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
VANGUARD GROUP OF INVESTMENT COMPANIES
Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)
Vanguard Variable Insurance Fund-Global Bond Index Portfolio (VVGBI)*
Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)
Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)
Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)*
Vanguard Variable Insurance Fund - Equity Income Portfolio (VVEI)*
Vanguard Variable Insurance Fund - Equity Index Portfolio (VVEIX)*
Vanguard Variable Insurance Fund - Growth Portfolio (VVG)*
Vanguard Variable Insurance Fund - High Yield Bond Portfolio (VVHYB)*
Vanguard Variable Insurance Fund - International Portfolio (VVI)
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)*
Vanguard Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
Vanguard Variable Insurance Fund - Total Stock Market Index Portfolio (VVTSM)*
VIRTUS MUTUAL FUNDS
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)
WELLS FARGO FUNDS
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)

*	At December 31, 2019, policyholders were not invested in this fund.

The Contract Owners’ Equity is affected by the investment results of each fund, equity transactions by policyholders and certain policy and asset charges (see notes 2 and 3). The accompanying financial statements include only policyholders’ purchase payments pertaining to the variable portions of their policies and exclude any purchase payments for fixed dollar benefits, the latter being included in the accounts of the Company.

A policyholder may choose from among a number of different underlying mutual fund options. The underlying mutual fund options are not available to the general public directly. The underlying mutual funds are available as investment options in variable life insurance policies issued by life insurance companies or, in some cases, through participation in certain qualified pension or retirement plans.

Some of the underlying mutual funds have been established by investment advisers which manage publicly traded mutual funds having similar names and investment objectives. While some of the underlying mutual funds may be similar to, and may in fact be modeled after, publicly traded mutual funds, the underlying mutual funds are not otherwise directly related to any publicly traded mutual fund. Consequently, the investment performance of publicly traded mutual funds and any corresponding underlying mutual funds may differ substantially.

A purchase payment could be presented as a negative equity transaction in the Statements of Changes in Contract Owners’ Equity if a prior period purchase payment is refunded to a policyholder due to a policy cancellation during the free look period, and/or if a gain is realized by the policyholder during the free look period.

The Company allocates purchase payments to subaccounts and/or the fixed account as instructed by the policyholder. Shares of the subaccounts are purchased at Net Asset Value, then converted into accumulation units.Certain transactions may be subject to conditions imposed by the underlying mutual funds, as well as those set forth in the policy.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Unless listed below, the financial statements presented are as of December 31, 2019 and for each of the years in the one- or two-year period ended December 31, 2019. For the subaccounts listed below with inception or liquidation dates in 2019, the financial statements are as of December 31, 2019 and for the period from the inception date to December 31, 2019 or from January 1, 2019 to the liquidation date. For the subaccounts listed below with inception or liquidation dates in 2018, the financial statements are as of December 31, 2019 and for the period from inception date to December 31, 2018 or from January 1, 2018 to the liquidation date:

	Inception Date	Liquidation Date
American Funds Insurance Series(R) - Growth-Income Fund: Class 2 (AMVGI2)	9/13/2019
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)	7/10/2019
Federated Insurance Series - Federated Managed Volatility Fund II: Primary Shares (FVU2)	8/17/2018
Federated Insurance Series - Federated Fund for U.S. Government Securities II (FVUS2)	1/17/2019
Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)	6/19/2018
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2055 Portfolio: Service Class (FF55S)	9/13/2019
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2060 Portfolio: Service Class (FF60S)	9/13/2019
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2035 Portfolio: Service Class (FF35S)	5/25/2018
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2045 Portfolio: Service Class (FF45S)	1/7/2019
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)	4/1/2019
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)	9/18/2019
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)	7/8/2019
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)	5/16/2018
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)	7/5/2019
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)	7/5/2019
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)	12/7/2018
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)	11/16/2018
Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)	10/31/2018
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)	7/8/2019
Federated Insurance Series - Federated Managed Tail Risk Fund II: Primary Shares (FVCA2P)		8/17/2018
Neuberger Berman Advisers Management Trust - Guardian Portfolio: I Class Shares (AMGP)		4/30/2019
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)		4/30/2019

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

For the one-year period ended December 31, 2019, the following subaccount name changes occurred:

Fund Code	Current Legal Name	Prior Legal Name	Effective Date
BRVHYI	BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I	BlackRock Variable Series Funds, Inc. - BlackRock High Yield V.I. Fund: Class I	5/1/2019
DVMCS	BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Initial Shares	Dreyfus Investment Portfolios - MidCap Stock Portfolio: Initial Shares	6/3/2019
DVSCS	BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio	Dreyfus Investment Portfolios - Small Cap Stock Index Portfolio: Service Shares	6/3/2019
DSIF	BNY Mellon Stock Index Fund, Inc.: Initial Shares	Dreyfus Stock Index Fund, Inc.: Initial Shares	6/3/2019
DSIFS	BNY Mellon Stock Index Fund, Inc.: Service Shares	Dreyfus Stock Index Fund, Inc.: Service Shares	6/3/2019
DSRG	BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares	The Dreyfus Sustainable U.S. Equity Portfolio, Inc.: Initial Shares	6/3/2019
DCAP	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares	Dreyfus Variable Investment Fund - Appreciation Portfolio: Initial Shares	6/3/2019
DCAPS	BNY Mellon Variable Investment Fund - Appreciation Portfolio: Service Shares	Dreyfus Variable Investment Fund - Appreciation Portfolio: Service Shares	6/3/2019
DSC	BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares	Dreyfus Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares	6/3/2019
DVIV	BNY Mellon Variable Investment Fund - International Value Portfolio: Initial Shares	Dreyfus Variable Investment Fund - International Value Portfolio: Initial Shares	6/3/2019
DFVIPS	DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class	Dimensional - VIT Inflation-Protected Securities Portfolio	5/1/2019
DFVGMI	DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class	Dimensional - DFA VA Global Moderate Allocation Portfolio	5/1/2019
DFVEA	DFA Investment Dimensions Group Inc. - VA Equity Allocation Portfolio: Institutional Class	Dimensional - VA Equity Allocation Portfolio	5/1/2019
FTVFA2	Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2	Franklin Templeton Variable Insurance Products Trust - Franklin Founding Funds Allocation VIP Fund: Class 2	5/1/2019
OVCAFS	Invesco Oppenheimer V.I. Capital Appreciation Fund: Series II	Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Service Shares	5/28/2019
OVGR	Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Capital Appreciation Fund/VA: Non-Service Shares	5/28/2019
OVGS	Invesco Oppenheimer V.I. Global Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Non-Service Shares	5/28/2019
OVGSS	Invesco Oppenheimer V.I. Global Fund: Series II	Oppenheimer Variable Account Funds - Oppenheimer Global Fund/VA: Service Shares	5/28/2019
OVIG	Invesco Oppenheimer V.I. International Growth Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer International Growth Fund/VA: Non-Service Shares	5/28/2019
OVGI	Invesco Oppenheimer V.I. Main Street Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Main Street Fund(R)/VA: Non-Service Shares	5/28/2019
OVSC	Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Main Street Small Cap Fund(R)/VA: Non-Service Shares	5/28/2019
OVAG	Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Discovery Mid Cap Growth Fund/VA: Non-Service Shares	5/28/2019
OVSB	Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I	Oppenheimer Variable Account Funds - Oppenheimer Global Strategic Income Fund/VA: Non-service Shares	5/28/2019
MSVMG2	Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class II	Morgan Stanley Variable Insurance Fund, Inc. - Mid Cap Growth Portfolio: Class II	5/1/2019
MSVMG	Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I	Morgan Stanley Variable Insurance Fund, Inc. - Mid Cap Growth Portfolio: Class I	5/1/2019
TRPSB1	T. Rowe Price Equity Series, Inc. - T. Rowe Price Moderate Allocation Portfolio	T. Rowe Price Equity Series, Inc. - T. Rowe Price Personal Strategy Balanced Portfolio	5/1/2019

(c) Security Valuation, Transactions and Related Investment Income

Investments in underlying mutual funds are valued at the closing Net Asset Value per share at December 31, 2019 of such funds. The cost of investments sold is determined on a first in - first out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed), and dividends and capital gain distributions are accrued as of the ex-dividend date and are reinvested in the underlying mutual funds.

(d) Federal Income Taxes

Operations of the Separate Account form a part of, and are taxed with, operations of the Company, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. The Company does not provide for income taxes within the Separate Account. Taxes are generally the responsibility of the policyholder upon termination or withdrawal.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

(e) Use of Estimates in the Preparation of Financial Statements

The preparation of financial statements in conformity with U.S. generally accepted accounting principles may require management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities, if any, at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

The net asset values of the subaccounts can vary from the net asset values included in the audited financial statements of the subaccounts if the audited financial statements of the subaccounts include adjustments not reflected in the policyholder net asset value as of December 31, 2019.

(f) Recently Issued Accounting Standards

In August 2018, the FASB issued ASU 2018-13, Disclosure Framework – Changes to the Disclosure Requirements for Fair Value Measurement, which added certain fair value disclosure requirements for public companies. The Company will adopt the ASU for annual periods beginning January 1, 2020.The Company is currently in the process of determining the impact of adoption.

(g) Subsequent Events

Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. The Company is currently in the process of determining the impact of the pandemic to the Separate Account and its operations and financial condition.

(h) Reclassification

Certain prior period amounts and disclosures have been reclassified to conform to the current period’s financial presentation.

(2) Policy Charges

The Separate Account assesses charges associated with the policy. These charges are either assessed as a direct deduction from premium payments or through a surrender of units from the subaccounts contained within the Separate Account. The assessment of charges varies based on the policy and any additional riders or benefits elected. The additional riders or benefits and related charges specific to each product are described in detail in the applicable prospectus.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Policy Charges
Mortality and Expense Risk Charge/Variable Account Asset Charge - assessed through a surrender of units	Equal, on an annual basis, to 0.05% - 1.25% of the daily value of the assets invested in each fund
Sales Charge - assessed through a deduction from premium payments	0.0% - 12% of each premium paid
Premium Tax Charge - assessed through a deduction from premium payments	3.5% of each premium payment
Cost of Insurance Charges (including any flat extra charge) - assessed through a surrender of units	$0.01 - $83.33 per $1,000 of a policy’s net amount at risk
Administrative Charge - assessed through a surrender of units	$5 - $10 per policy, per month
Administrative/Specified Amount Charge	$0.01 - $0.40 per $1,000 of specified amount
Tax Expense Charge	$0.42 per $1,000 of cash value
Administrative Expense Charge	$0.25 per $1,000 of cash value
Surrender Charge - assessed through a surrender of units	$0.00 - $124.65 per $1,000 of a policy’s specified amount; for single premium policies 0.00% - 10.00% of premium
Policy Loan Interest Charge - assessed through a surrender of units	2% - 6% of an outstanding policy loan
Partial Surrender Fees - assessed through a surrender of units	$0.00 - $25.00 per request
Rider Charges - assessed through a surrender of units monthly, unless otherwise specified.
Long-Term Care Rider Charge	$0.02 - $28.65 per $1,000 of the rider’s net amount risk; or $1.946 per $1,000 of the rider’s specified amount
Estate Protection Rider Charge	$0.01 - $83.33 per $1,000 of a rider death benefit
Policy Split Option Rider Charge	$0.01 - $0.03 of policy and Additional Term Insurance Rider specified amount
Policy Guard/Overloan Lapse Protection Rider Charge	$1.50 - $157.00 per $1,000 of the policy’s cash value at the time the rider is invoked
Adjusted Sales Load Life Insurance Rider Charge	$0.14 for each $1,000 of premium for each 1% of sales load reduction elected
Additional Protection Rider Charge/Supplemental Insurance Rider Charge	$0.01 - $125.00 per $1,000 of the rider’s death benefit
Cost of Insurance Charge	$0.01-$125.00
Variable Account Asset Charge	0.16% - 1.25%
Specified Amount Charge	$0.01-$0.40 per $1,000 of specified amount
Children’s Term Insurance Rider Charge	$0.43 per $1,000 of the rider’s specified amount
Spouse Life Insurance Rider Charge	$0.10 - $12.02 per $1,000 of the rider’s specified amount
Accidental Death Benefit Rider Charge	$0.05 - $0.75 per $1,000 of the rider’s specified amount
Premium Waiver Rider Charge	$42 – $315 per $1,000 of the rider’s benefit amount
Waiver of Monthly Deductions Rider Charge	$85 - $860 per $1,000 of the rider’s benefit amount

For the periods ended December 31, 2019 and 2018, total front-end sales charge deductions were $10,845,193 and $9,389,968, respectively and were recognized as a reduction of purchase payments on the Statements of Changes in Contract Owners’ Equity.

(3) Asset Charges

The Company deducts a charge related to the assumption of mortality and expense risk. Asset charges are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(a) Modified Single Premium Policies (MSP)

For modified single premium policies, the Company deducts a charge equal to an annualized rate of 0.70% of the cash surrender value of the subaccounts. In policy years 1- 10, the Company also deducts a charge equal to the annualized rate of 0.50% of the cash surrender value of the subaccounts to remiburse us for taxes imposed by federal, state and local governments. These charges are assessed monthly against each policy by liquidating units.

(b) Flexible Premium and Variable Executive Life Policies (FPVUL and VEL)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

For Best of America® The Next Generation and ChoiceLifeSM policies, during the first fifteen policy years, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash value attributable to the variable account, $0.25 per $1,000 on $25,001 up to $250,000 of cash value attributable to the variable account and $0.08 per $1,000 over $250,000 of cash value attributable to the variable account.Beginning in policy year sixteen, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash value attributable to the variable account, and $0.08 per $1,000 over $25,000 of cash value attributable to the variable account. This charge is assessed monthly against each policy by liquidating units. For Choice Life ProtectionSM policies and Best of America® ProtectionSM policies, the Company deducts $0.66 per $1,000 of cash surrender value attributable to the variable account during the first through fifteenth years from the Policy Date. Thereafter, this charge is $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each policy by liquidating units.

(c) Survivorship Life Policies (SL)

For The Best of America® Last Survivorship II and The Best of America® ChoiceLife Survivorship policies, during the first ten policy years, the Company deducts a charge of $0.46 per $1,000 on the cash surrender value attributable to the variable account. After ten years from the Policy Date, the Company deducts $0.46 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.29 per $1,000 on $25,001 up to $99,999 of cash surrender value attributable to the variable account; and $0.17 per $1,000 on $100,000 or more of cash surrender value attributable to the variable account. This charge is assessed monthly against each policy by liquidating units.

For The Best of America® ChoiceLifeSM Survivorship II and Next GenerationSM Survivorship Life policies, during the first fifteen policy years, the Company deducts a charge of $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account; $0.25 per $1,000 on $25,001 up to $250,000 of cash surrender value attributable to the variable account; and $0.08 per $1,000 over $250,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.50 per $1,000 on the first $25,000 of cash surrender value attributable to the variable account and $0.08 per $1,000 over $25,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each policy by liquidating units.

For The Best of America® ProtectionSM Survivorship and ChoiceLife ProtectionSM Survivorship Life policies, during the first fifteen policy years, the Company deducts a charge of $0.66 per $1,000 of cash surrender value attributable to the variable account. After fifteen years from the Policy Date, the Company deducts $0.25 per $1,000 of cash surrender value attributable to the variable account. This charge is assessed monthly against each policy by liquidating units.

(d) Corporate Policies (LSFP)

For Future Corporate Flexible Premium variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.90% of the daily net assets of the Separate Account for policies issued on or after January 1, 2009. This charge is guaranteed not to exceed an annualized rate of 0.75% of the daily net assets of the Separate Account for policies issued prior to January 1, 2009. Currently, this rate is 0.25% during the first through fourth policy years, 0.20% during the fifth through fifteenth policy years, and 0.10% thereafter.This charge is assessed monthly against each policies by liquidating units.

For Future Executive Corporate Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 0.90% of the daily net assets of the Separate Account. Currently, this rate is 0.25% during the first through fourth policy years, 0.20% during the fifth through fifteenth policy years, and 0.10% thereafter.This charge is assessed monthly against each policy by liquidating units.

For Next Generation Corporate Owned Flexible Premium Variable Universal Life, the Company deducts a charge guaranteed not to exceed an annualized rate of 1.25% of the daily net assets of the Separate Account.Currently, this rate will not exceed 0.60%.This charge is assessed monthly against each policy by liquidating units.

The Company may reduce or eliminate certain charges where the size or nature of the group results in savings in sales, underwriting, administrative or other costs to the Company. These charges may be reduced in certain group sponsored arrangements or special exchange programs made available by the Company.

(4) Death Benefits

Death benefit proceeds result in a surrender of the policy value from the Separate Account and payment of those proceeds, less any outstanding policy loans (and policy charges), to the legal beneficiary. In the event that the guaranteed death benefit exceeds the policy value on the date of death, the excess is paid by the Company’s general account. Death benefits are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(5) Policy Loans (Net of Repayments)

Policy provisions allow policyholders to borrow 90% of a policy’s variable cash surrender value plus 100% of a policy’s fixed cash surrender value less applicable value of surrender charge. Interest is charged on the outstanding loan and is due and payable in advance on the policy anniversary. At the time the loan is granted, the amount of the loan is transferred from the Separate Account to the Company’s general account as collateral for the outstanding loan. Collateral amounts in the general account are credited with the stated rate of interest in effect at the time the loan is made, subject to a guaranteed minimum rate. Interest credited is paid by the Company’s general account to the Separate Account. Loan repayments result in a transfer of collateral including interest credited back to the Separate Account. Policy loans (net of repayments) are included within the surrenders line item in the equity transactions section of the Statements of Changes in Contract Owners’ Equity.

(6) Related Party Transactions

The Company performs various services on behalf of the mutual fund companies in which the Separate Account invests and may receive fees for the services performed. These services include, among other things, shareholder communications, postage, fund transfer agency and various other record keeping and customer service functions. These fees are paid to an affiliate of the Company.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Policyholders may, with certain restrictions, transfer their assets between the Separate Account and a fixed dollar policy (fixed account) maintained in the accounts of the Company. These transfers are the result of the policyholder executing fund exchanges. Fund exchanges from the Separate Account to the fixed account are included in surrenders, and fund exchanges from the fixed account to the Separate Account are included in purchase payments received from policyholders, as applicable, on the accompanying Statements of Changes in Contract Owner’s Equity.Policy loan transactions (note 5), executed at the direction of the policyholder, also result in transfers between the Separate Account and the fixed account of the Company, but are included in Net Policy Repayments (Loans). The fixed account assets are not reflected in the accompanying financial statements. For the periods ended December 31, 2019 and 2018, total transfers to the Separate Account from the fixed account were $50,620,793 and $56,742,819, respectively, and total transfers from the Separate Account to the fixed account were $79,042,106 and $69,359,851, respectively.

(7) Fair Value Measurement

FASB ASC 820, Fair Value Measurements and Disclosures, defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In determining fair value, the Separate Account generally uses the market approach as the valuation technique due to the nature of the mutual fund investments offered in the Separate Account.This technique maximizes the use of observable inputs and minimizes the use of unobservable inputs.

In accordance with FASB ASC 820, the Separate Account categorized its financial instruments into a three level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

The Separate Account categorizes financial assets recorded at fair value as follows:

• Level 1 – Unadjusted quoted prices accessible in active markets and mutual funds where the value per share (unit) is determined and published and is the basis for current transactions for identical assets or liabilities at the measurement date.

• Level 2 – Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means.

• Level 3 – Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimate about the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs.

The Separate Account recognizes transfers between fair value hierarchy levels at the reporting period end. There were no transfers between Level 1 and 2 as of December 31, 2019.

The following table summarizes assets measured at fair value on a recurring basis as of December 31, 2019:

	Level 1	Level 2	Level 3	Total

Separate Account Investments	$5,619,054,300	$-	$-	$5,619,054,300

The cost of purchases and proceeds from sales of investments for the year ended December 31, 2019 are as follows:

	Purchases of Investments	Sales of Investments

Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I (SBVSG)	$7,844,755	$7,761,758
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Initial Shares (DVMCS)	803,041	549,498
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio (DVSCS)	22,593,053	20,539,495
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)	91,513,009	150,889,070
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)	779,867	852,221
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)	3,087,841	2,350,360
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)	578,866	444,339
BNY Mellon Variable Investment Fund - International Value Portfolio: Initial Shares (DVIV)	287,708	596,214
Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)	1,663,687	1,222,045
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)	446,857	407,728
Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares (AVBVI)	9,414	10,339
Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)	946,120	5,718,614
Invesco - Invesco V.I. International Growth Fund: Series I Shares (AVIE)	9,089,914	10,216,765
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares (AVMCCI)	68,945	32,854
Invesco - Invesco V.I. Small Cap Equity Fund: Series I Shares (AVSCE)	180,262	277,818

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares (IVKMG1)	896,875	867,780
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)	436,894	116,594
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)	5,755	3,186
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)	13,231	8,606
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)	6,223	4,768

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)	11,579,141	6,327,083
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A (ALVIVA)	287,601	2,176,320
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)	17,949	5,130
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)	5,529	3,541
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)	3,357,790	8,129,997
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)	11,027,384	8,391,306
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)	695,136	558,195
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I (ACVIG)	3,133,325	1,835,489
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)	703,697	934,596
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)	444,306	401,567
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)	2,963,917	3,378,071
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)	5,923,598	8,176,055
American Funds Insurance Series(R) - Asset Allocation Fund: Class 2 (AMVAA2)	6,336,039	4,220,773
American Funds Insurance Series(R) - Bond Fund: Class 2 (AMVBD2)	2,063,738	8,443,557
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 2 (AMVGS2)	777,483	180,564
American Funds Insurance Series(R) - Growth Fund: Class 2 (AMVGR2)	9,209,237	5,921,518
American Funds Insurance Series(R) - Growth-Income Fund: Class 2 (AMVGI2)	9,908	3,596
American Funds Insurance Series(R) - International Fund: Class 2 (AMVI2)	5,854,342	4,565,271
American Funds Insurance Series(R) - New World Fund: Class 2 (AMVNW2)	2,742,813	801,837
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)	11,563,460	4,264,493
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class II (MLVLC2)	288,295	143,616
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)	1,216,101	1,648,077
Calvert VP S&P 500 Index Portfolio (CVSPIP)	799,703	543,968
Davis Variable Account Fund, Inc. - Davis Value Portfolio (DAVVL)	1,312,215	840,384
Delaware Variable Insurance Product Trust - Delaware VIP Emerging Markets Series: Service Class (DWVEMS)	1,169,065	501,572
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)	5,488,851	3,559,617
DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)	84,555	152,437
DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)	1,261,700	1,775,873
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)	12,518,519	1,328,758
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)	563,772	397,813
Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)	22,701	8,380
Deutsche DWS Variable Series II - DWS Small Mid Cap Value VIP: Class B (SVSSVB)	21,508	30,484
Deutsche DWS Variable Series II - DWS CROCI(R) U.S. VIP: Class B (SVSLVB)	4,191	5,053
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)	6,000,242	47,402,624
Federated Insurance Series - Federated Managed Volatility Fund II: Primary Shares (FVU2)	109,996	18,979
Federated Insurance Series - Federated Fund for U.S. Government Securities II (FVUS2)	100,434	42,410
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares (FQB)	1,156,008	1,535,228
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2055 Portfolio: Service Class (FF55S)	1,285	105
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2060 Portfolio: Service Class (FF60S)	1,284	105
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)	1,220,170	483,230
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)	12,443,465	16,180,156
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)	644,237	984,270
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)	7,551,207	9,908,096
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)	195,911	189,597
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)	8,663,145	5,337,734
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)	12,766,261	5,338,252
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class (FFINS)	722,486	144,964
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)	39,390	41,904
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)	20,897,418	33,191,875
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)	3,384,472	2,426,266

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)	8,308,650	13,795,416
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)	33,039,711	45,297,586
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)	10,738,286	11,565,113
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)	14,813,584	10,240,704
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)	1,466,331	2,295,021
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)	1,366,355	520,519
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2005 Portfolio: Service Class (FF05S)	198,315	143,069
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2015 Portfolio: Service Class (FF15S)	4,765,424	3,816,774
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2025 Portfolio: Service Class (FF25S)	12,284,269	11,371,264
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class (FF40S)	5,385,166	3,781,284
Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)	5,128,292	1,167,410
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2035 Portfolio: Service Class (FF35S)	2,631,498	350,907
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2045 Portfolio: Service Class (FF45S)	500,483	194,308
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2050 Portfolio: Service Class (FF50S)	1,281,243	1,243,120
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)	910,406	574,301
Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)	4,504,458	4,142,667
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)	2,245,561	1,155,927
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)	3,541,929	3,283,621
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)	465,517	611,752
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)	327,935	436,444
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)	24,668	97,134
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)	2,203,171	4,117,629
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)	763,239	1,324,944
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)	92,877	59,726
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)	6,611,759	4,265,578
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)	8,468,091	7,855,150
JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio 1 (JPSCE1)	172,276	54,734
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)	7,904,886	5,008,558
Janus Henderson VIT Enterprise Portfolio: Institutional Shares (JAEI)	942,389	317,372
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)	11,711,995	6,614,399
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)	4,065,963	4,157,083
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)	7,693,308	11,245,088
Janus Henderson VIT Global Technology Portfolio: Service Shares (JAGTS)	6,542,598	9,209,520
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)	1,364,898	2,595,803
Janus Henderson VIT Mid Cap Value Portfolio: Service Shares (JAMVS)	162,751	334,294
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)	5,530,334	14,697,554
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)	1,217,233	378,584
Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)	1,360	494
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)	11,498,926	4,212,039
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)	8,083,481	5,798,130
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)	119,273	2,179
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)	9,363	22
MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)	792,285	980,451
MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)	1,170,205	212,765
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)	999,093	643,951
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)	25,454,210	82,227
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)	1,081,629	647,708
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)	237,851	187,833
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)	228,079	19,246
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)	1,045,049	1,709,350
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)	15,060,378	17,660,794
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)	12,975,272	12,817,886
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)	416,987	370,539
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)	1,272,007	1,313,173
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)	1,922,462	1,937,296
Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)	3,120,889	5,330,996
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class I (MSVEG)	2,741,735	1,255,725

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)	2,279,219	2,023,565
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)	21,521	4,050
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)	127,480	5,495
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)	143,486	14,476
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)	7,666	92
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)	21,869	32,689
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I (NCPGI)	5,180	451
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class I (NCPG)	59,350	37,408
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)	119,867,647	9,548,905
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)	7,804,494	6,926,696
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I (NVAMV1)	5,686,970	3,708,325
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)	2,047,892	1,049,673
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)	340,630	176,951
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)	1,406,063	1,777,453
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)	2,364,088	2,195,508
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)	849,016	368,095
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)	4,491,918	6,792,777
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)	2,074,046	3,879,693
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)	2,766,027	2,986,234
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)	13,114	25,835
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)	1,865,361	1,069,294
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I (NVNSR1)	50,913	69,751
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I (NVCRA1)	963,416	1,366,430
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I (NVCRB1)	3,063,791	2,891,568
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I (NVCCA1)	1,372,945	1,794,497
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I (NVCCN1)	1,349,568	840,825
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I (NVCMD1)	1,507,275	465,864
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I (NVCMA1)	1,066,978	624,210
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I (NVCMC1)	947,634	1,062,262
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)	796,102	342,509
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I (NVLCP1)	206,404	300,799
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I (TRF)	5,858,041	90,555,712
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)	78,825,827	16,454,020
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)	419,006	118,226
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)	9,466,260	4,784,622
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)	276,473	75,507
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)	212,870	180,610
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)	6,282,505	5,451,285
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)	13,200,420	9,421,366

Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)	16,969,721	8,131,638
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)	7,115,947	2,526,977
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)	35,431,393	23,378,471
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)	20,759,173	22,051,461
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)	242,961,927	202,285,260
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I (NVMIG1)	1,485,206	1,750,084
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)	1,597,562	368,243
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)	2,948,878	2,092,019
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)	6,289,264	3,187,190
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)	11,821,387	5,654,367
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)	4,432,346	3,017,333
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)	2,697,830	1,088,159
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)	12,614,548	7,916,237
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)	13,688,593	4,968,251
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)	6,216,807	6,323,223
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)	4,471,207	4,843,760
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I (NVSTB1)	26,448,607	5,884,838

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)	530,845	317,010
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I (NVOLG1)	47,869,361	14,253,474
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I (NVTIV3)	177,970	100,290
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)	1,762,612	1,481,077
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)	4,698,423	6,926,128
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P (NVLCAP)	14,668	29,263
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P (NVLMP)	70,072	25,046
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)	537,060	285,301
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)	1,716,642	1,728,204
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)	336,966	265,770
Neuberger Berman Advisers Management Trust - Guardian Portfolio: I Class Shares (AMGP)	226,332	576,847
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)	491,101	732,824
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)	396,978	195,870
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)	226,988	483,668
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares (AMRI)	166,316	2,549,431
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)	1,280,786	407,438
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I (OVGR)	1,531,604	3,752,896
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)	18,965,145	13,908,416
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)	3,519,222	4,693,414
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)	6,347,661	2,616,060
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)	2,218,851	2,360,194
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)	4,579,787	3,105,917
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)	1,147,544	926,995
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)	2,256,816	10,738,007
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)	18,164	5,535
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)	767,702	833,119
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)	537,801	133,007
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)	1,013,489	12,807,140
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)	12,872,597	13,276,994
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)	10,404,841	15,294,408
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)	22,031,144	20,478,325
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): AdministrativeClass (PMVGBA)	461,285	282,695
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)	94,411	96,695
Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Value Fund: Institutional Shares (GVMCE)	3,580,967	5,348,876
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Institutional Shares(GVCSE)	540,201	657,204
Goldman Sachs Variable Insurance Trust - Goldman Sachs Growth Opportunities Fund: Service Shares (GVGOPS)	425,865	294,832
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)	4,657	81,684
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)	21,990	17,853
Lincoln Variable Insurance Products Trust - Baron Growth Opportunities Fund: Service Class (BNCAI)	547,997	2,217,068
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)	889,694	1,681,607
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)	314,928	326,653
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)	642,542	927,401
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)	67,468	65,347
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)	421,460	325,419
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)	1,594,680	516,092
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)	1,551,606	2,076,801
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)	128,306	122,933
T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)	5,977,788	5,873,254
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)	1,400,410	2,901,458
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio (TRLT1)	11,349,514	6,799,702
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)	7,574,514	4,899,686
T. Rowe Price Equity Series, Inc. - T. Rowe Price New America Growth Portfolio (TRNAG1)	11,486,265	9,004,752
T. Rowe Price Equity Series, Inc. - T. Rowe Price Moderate Allocation Portfolio (TRPSB1)	3,347,506	4,594,096

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)	22,765,127	28,742,437
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)	1,242,454	2,217,542
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)	4,210,543	11,331,697
Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)	2,180,083	1,440,618
Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)	3,140,200	2,975,384
Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)	1,100,379	12,730,301
Vanguard Variable Insurance Fund - International Portfolio (VVI)	1,481,428	2,610,523
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)	3,051,881	4,149,907
Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)	425,226	725,304
Vanguard Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)	2,772,371	2,307,026
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)	20,527,970	7,837,621
Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)	6,759,509	3,864,124
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)	1,223,798	1,405,617
Ivy Variable Insurance Portfolios - Growth: Class II (WRGP)	2,599,587	1,089,967
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)	6,528,594	3,836,758
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)	1,696,564	1,013,685
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II (WRRESP)	2,514,562	3,080,554
Ivy Variable Insurance Portfolios - Science and Technology: Class II (WRSTP)	4,202,299	2,986,360
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)	4,001,433	3,011,759
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)	1,268,608	349,790
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)	2,066,856	2,473,427
	$1,583,162,555	$1,418,725,815

(8) Financial Highlights

The following tabular presentation is a summary of units, unit fair values, Contract Owners’ Equity outstanding and policy expense rates for variable life policies as of December 31, 2019, and the investment income ratio and total return for each of the periods in the five year period ended December 31, 2019. Total return and investment income ratio for periods with no ending Contract Owners’ Equity were considered to be irrelevant, and therefore are not presented.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Policy		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Growth and Income Portfolio: Class A (ALVGIA)
2019	0.00% to 0.25%	670,740	$ 45.18 to $ 43.27	$ 29,343,082	1.24%	23.91% to 23.60%
2017	0.00% to 0.25%	618,577	38.63 to 37.18	23,253,399	1.31%	18.92% to 18.63%
2016	0.00% to 0.25%	781,559	32.48 to 31.34	24,692,434	1.00%	11.30% to 11.02%
2015	0.00% to 0.25%	794,184	29.19 to 28.23	22,576,076	1.45%	1.70% to 1.45%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class A (ALVIVA)
2019	0.00% to 0.25%	383,564	9.78 to 9.45	3,705,958	0.76%	17.14% to 16.84%
2018	0.00% to 0.25%	598,205	8.35 to 8.09	4,909,849	1.41%	-22.79% to -22.98%
2017	0.00% to 0.25%	761,593	10.81 to 10.50	8,084,125	2.20%	25.42% to 25.11%
2016	0.00% to 0.25%	1,068,396	8.62 to 8.39	9,032,273	1.39%	-0.50% to -0.75%
2015	0.00% to 0.25%	981,220	8.67 to 8.46	8,359,637	2.59%	2.59% to 2.33%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS International Value Portfolio: Class B (ALVIVB)
2019	0.00%	2,377	12.10	28,766	1.17%	16.79%
2018	0.00%	1,247	10.36	12,922	1.48%	-22.98%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Dynamic Asset Allocation Portfolio: Class A (ALVDAA)
2019	0.00%	1,774	15.17	26,914	2.15%	15.51%
2018	0.00%	1,666	13.13	21,881	1.80%	-7.07%
2017	0.00%	1,959	14.13	27,685	1.97%	14.67%
2016	0.00%	2,379	12.32	29,320	0.53%	3.59%
2015	0.00%	5,447	11.90	64,806	0.87%	-1.09%
AllianceBernstein Variable Products Series Fund, Inc. - AB VPS Small/Mid Cap Value Portfolio: Class A (ALVSVA)
2019	0.00% to 0.25%	256,880	53.55 to 51.36	13,645,470	0.52%	20.10% to 19.80%
2018	0.00% to 0.25%	386,451	44.59 to 42.87	17,041,808	0.48%	-15.03% to -15.24%
2017	0.00% to 0.25%	410,273	52.47 to 50.58	21,278,969	0.45%	13.15% to 12.87%
2016	0.00% to 0.25%	460,947	46.38 to 44.82	21,145,299	0.59%	25.09% to 24.78%
2015	0.00% to 0.25%	496,940	37.07 to 35.92	18,216,191	0.79%	-5.49% to -5.72%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class I (ACVIP1)
2019	0.00% to 0.25%	2,341,496	11.23 to 10.58	24,880,391	2.56%	9.16% to 8.88%
2018	0.00% to 0.25%	2,146,672	10.29 to 9.72	20,910,804	3.06%	-2.57% to -2.82%
2017	0.00% to 0.25%	2,131,092	10.56 to 10.00	21,353,805	2.85%	3.92% to 3.67%
2016	0.00% to 0.25%	1,956,661	10.16 to 9.65	18,906,113	2.18%	4.71% to 4.44%
2015	0.00% to 0.25%	592,890	9.71 to 9.24	5,480,549	2.52%	-2.28% to -2.52%
American Century Variable Portfolios, Inc. - American Century VP Capital Appreciation Fund: Class I (ACVCA)
2019	0.00% to 0.25%	48,363	18.26 to 18.00	871,142	0.00%	35.56% to 35.23%
2018	0.00% to 0.25%	47,564	13.47 to 13.31	633,316	0.00%	-5.20% to -5.43%
2017	0.00% to 0.25%	50,552	14.21 to 14.08	711,879	0.00%	21.79% to 21.49%
2016	0.00% to 0.25%	55,448	11.67 to 11.59	642,966	0.00%	3.23% to 2.97%
2015	0.00% to 0.25%	51,411	11.30 to 11.25	578,782	0.00%	1.93% to 1.68%
American Century Variable Portfolios, Inc. - American Century VP Income & Growth Fund: Class I (ACVIG)
2019	0.00% to 0.25%	571,931	42.02 to 30.32	22,293,548	2.09%	23.95% to 23.64%
2018	0.00% to 0.25%	596,221	33.90 to 24.52	18,762,900	1.93%	-6.87% to -7.10%
2017	0.00% to 0.25%	607,215	36.40 to 26.40	20,764,699	2.36%	20.49% to 20.19%
2016	0.00% to 0.25%	671,446	30.21 to 21.97	19,116,463	2.36%	13.48% to 13.20%
2015	0.00% to 0.25%	724,329	26.63 to 19.40	18,198,664	2.08%	-5.62% to -5.86%
American Century Variable Portfolios II, Inc. - American Century VP Inflation Protection Fund: Class II (ACVIP2)
2019	0.00%	431,303	17.83	7,690,717	2.31%	8.90%
2018	0.00%	455,259	16.37	7,454,284	2.80%	-2.82%
2017	0.00%	540,339	16.85	9,103,962	2.60%	3.67%
2016	0.00%	573,519	16.25	9,320,785	1.82%	4.39%
2015	0.00%	611,924	15.57	9,526,951	2.05%	-2.47%
American Century Variable Portfolios, Inc. - American Century VP International Fund: Class I (ACVI)
2019	0.00% to 0.25%	97,122	30.65 to 18.96	2,270,641	0.90%	28.42% to 28.10%
2018	0.00% to 0.25%	123,291	23.86 to 14.80	1,840,381	1.16%	-15.22% to -15.43%
2017	0.00% to 0.25%	72,406	28.15 to 17.50	1,277,260	0.86%	31.21% to 30.88%
2016	0.00% to 0.25%	267,024	21.45 to 13.37	3,579,842	0.99%	-5.50% to -5.73%
2015	0.00% to 0.25%	103,448	22.70 to 14.19	1,476,332	0.36%	0.76% to 0.51%
American Century Variable Portfolios, Inc. - American Century VP Mid Cap Value Fund: Class I (ACVMV1)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Policy		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

2019	0.00% to 0.25%	301,093	41.57 to 40.07	12,371,588	2.04%	29.15% to 28.83%
2018	0.00% to 0.25%	353,741	32.18 to 31.10	11,262,539	1.40%	-12.84% to -13.05%
2017	0.00% to 0.25%	403,277	36.92 to 35.77	14,745,572	1.49%	11.69% to 11.42%
2016	0.00% to 0.25%	573,834	33.06 to 32.11	18,828,526	1.70%	22.85% to 22.55%
2015	0.00% to 0.25%	500,601	26.91 to 26.20	13,389,899	1.64%	-1.43% to -1.68%
American Century Variable Portfolios, Inc. - American Century VP Ultra(R) Fund: Class I (ACVU1)
2017	0.25%	10,496	29.74	312,162	0.29%	31.90%
2016	0.25%	25,536	22.55	575,807	0.36%	4.19%
2015	0.25%	34,702	21.64	751,055	0.43%	6.01%
American Century Variable Portfolios, Inc. - American Century VP Value Fund: Class I (ACVV)
2019	0.00% to 0.25%	522,839	52.62 to 43.20	24,525,906	2.13%	27.03% to 26.72%
2018	0.00% to 0.25%	656,692	41.42 to 34.09	22,965,394	1.69%	-9.15% to -9.38%
2017	0.00% to 0.25%	668,081	45.60 to 37.62	25,745,004	1.66%	8.75% to 8.48%
2016	0.00% to 0.25%	721,213	41.93 to 34.68	25,652,949	1.81%	20.48% to 20.18%
2015	0.00% to 0.25%	723,165	34.80 to 28.85	21,342,297	2.11%	-3.88% to -4.12%
American Funds Insurance Series(R) - Asset Allocation Fund: Class 2 (AMVAA2)
2019	0.00% to 0.25%	662,559	21.77 to 21.12	14,089,699	2.03%	21.23% to 20.93%
2018	0.00% to 0.25%	597,801	17.96 to 17.46	10,499,057	1.61%	-4.60% to -4.84%
2017	0.00% to 0.25%	657,734	18.83 to 18.35	12,132,971	1.71%	16.23% to 15.94%
2016	0.00% to 0.25%	511,756	16.20 to 15.83	8,143,235	1.78%	9.41% to 9.14%
2015	0.00% to 0.25%	354,629	14.80 to 14.50	5,167,132	1.79%	1.40% to 1.15%
American Funds Insurance Series(R) - Bond Fund: Class 2 (AMVBD2)
2019	0.00% to 0.25%	4,889,291	14.61 to 14.17	70,574,452	2.57%	9.36% to 9.08%
2018	0.00% to 0.25%	5,492,418	13.36 to 12.99	72,571,100	2.45%	-0.71% to -0.96%
2017	0.00% to 0.20%	5,515,445	13.46 to 13.19	73,478,481	1.93%	3.66% to 3.46%
2016	0.00% to 0.20%	5,580,079	12.98 to 12.75	71,783,173	1.68%	2.94% to 2.74%
2015	0.00% to 0.25%	5,633,226	12.61 to 12.35	70,464,503	1.69%	0.27% to 0.02%
American Funds Insurance Series(R) - Global Small Capitalization Fund: Class 2 (AMVGS2)
2019	0.00% to 0.25%	144,805	18.92 to 18.36	2,666,654	0.17%	31.52% to 31.19%
2018	0.00% to 0.25%	116,395	14.39 to 14.00	1,634,484	0.09%	-10.55% to -10.77%
2017	0.00% to 0.25%	93,070	16.08 to 15.69	1,465,090	0.41%	25.89% to 25.58%
2016	0.00% to 0.25%	103,367	12.77 to 12.49	1,294,587	0.25%	2.10% to 1.84%
2015	0.00% to 0.25%	125,623	12.51 to 12.27	1,544,166	0.00%	0.27% to 0.02%
American Funds Insurance Series(R) - Growth Fund: Class 2 (AMVGR2)
2019	0.00% to 0.25%	1,167,629	29.08 to 28.22	33,043,364	0.76%	30.77% to 30.45%
2018	0.00% to 0.25%	1,167,950	22.24 to 21.63	25,332,833	0.45%	-0.25% to -0.50%
2017	0.00% to 0.25%	1,212,032	22.29 to 21.74	26,407,760	0.54%	28.29% to 27.97%
2016	0.00% to 0.25%	1,038,111	17.38 to 16.99	17,654,348	0.78%	9.49% to 9.21%
2015	0.00% to 0.25%	1,120,259	15.87 to 15.56	17,442,134	0.52%	6.86% to 6.59%
American Funds Insurance Series(R) - Growth-Income Fund: Class 2 (AMVGI2)
2019	0.25%	609	10.97	6,683	1.01%	9.75%	****
American Funds Insurance Series(R) - International Fund: Class 2 (AMVI2)
2019	0.00% to 0.25%	1,839,312	15.29 to 14.96	27,674,405	1.51%	22.88% to 22.58%
2018	0.00% to 0.25%	1,818,914	12.44 to 12.20	22,293,777	2.55%	-13.13% to -13.35%
2017	0.00% to 0.25%	834,512	14.32 to 14.08	11,778,016	1.41%	32.14% to 31.82%
2016	0.00% to 0.25%	574,103	10.84 to 10.68	6,141,890	1.46%	3.53% to 3.27%
2015	0.00% to 0.25%	506,463	10.47 to 10.35	5,243,130	1.60%	-4.53% to -4.76%
American Funds Insurance Series(R) - New World Fund: Class 2 (AMVNW2)
2019	0.00% to 0.25%	268,304	14.95 to 14.81	3,981,479	1.22%	29.14% to 28.82%
2018	0.00% to 0.25%	133,700	11.58 to 11.50	1,539,523	1.01%	-14.04% to -14.25%
2017	0.00% to 0.25%	69,651	13.47 to 13.41	934,502	0.93%	29.44% to 29.12%
2016	0.00% to 0.25%	36,783	10.40 to 10.39	382,165	1.16%	4.03% to 3.86%	****
Pioneer Variable Contracts Trust - Pioneer High Yield VCT Portfolio: Class I (PIHYB1)
2019	0.00% to 0.25%	98,275	35.55 to 34.04	3,388,420	4.91%	14.45% to 14.16%
2018	0.00% to 0.25%	129,139	31.06 to 29.82	3,873,351	4.71%	-3.33% to -3.57%
2017	0.00% to 0.25%	123,896	32.13 to 30.92	3,868,606	4.49%	7.26% to 6.99%
2016	0.00% to 0.25%	162,466	29.96 to 28.90	4,732,309	4.91%	14.25% to 13.96%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Policy		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

2015	0.00% to 0.25%	154,355	26.22 to 25.36	3,941,198	4.78%	-3.94% to -4.18%
BlackRock Variable Series Funds II, Inc. - BlackRock High Yield V.I. Fund: Class I (BRVHYI)
2019	0.00% to 0.25%	1,556,089	12.76 to 12.59	19,672,675	5.46%	15.29% to 15.00%
2018	0.00% to 0.25%	1,008,812	11.07 to 10.95	11,078,325	5.52%	-2.66% to -2.90%
2017	0.00% to 0.25%	674,468	11.37 to 11.27	7,624,278	5.15%	7.34% to 7.07%
2016	0.00% to 0.25%	468,168	10.59 to 10.53	4,940,997	5.47%	12.92% to 12.64%
2015	0.10% to 0.25%	397,942	9.37 to 9.35	3,724,985	4.71%	-3.70% to -3.84%
BlackRock Variable Series Funds, Inc. - BlackRock Advantage Large Cap Core V.I. Fund: Class II (MLVLC2)
2019	0.00% to 0.25%	54,258	33.22 to 32.03	1,756,475	1.29%	28.67% to 28.34%
2018	0.00% to 0.25%	53,409	25.82 to 24.95	1,335,626	1.39%	-5.37% to -5.60%
2017	0.00% to 0.25%	50,795	27.28 to 26.43	1,344,649	1.11%	22.08% to 21.77%
2016	0.00% to 0.25%	76,545	22.35 to 21.71	1,663,555	0.99%	10.41% to 10.13%
2015	0.00% to 0.25%	97,677	20.24 to 19.71	1,927,425	0.60%	0.34% to 0.09%
BlackRock Variable Series Funds, Inc. - BlackRock Global Allocation V.I. Fund: Class II (MLVGA2)
2019	0.00% to 0.25%	509,702	21.20 to 11.64	9,771,507	1.16%	17.83% to 17.54%
2018	0.00% to 0.25%	548,347	17.99 to 9.90	9,091,664	0.77%	-7.52% to -7.75%
2017	0.00% to 0.25%	553,607	19.45 to 10.73	10,403,504	1.21%	13.74% to 7.31%	****
2016	0.00%	530,848	17.10	9,079,551	1.09%	3.96%
2015	0.00%	588,721	16.45	9,686,094	0.95%	-0.87%
BNY Mellon Investment Portfolios - MidCap Stock Portfolio: Initial Shares (DVMCS)
2019	0.00% to 0.25%	75,349	44.32 to 42.44	3,214,822	0.66%	20.18% to 19.88%
2018	0.00% to 0.25%	74,955	36.87 to 35.40	2,666,623	0.57%	-15.49% to -15.70%
2017	0.00% to 0.25%	79,253	43.63 to 41.99	3,337,867	1.05%	15.38% to 15.09%
2016	0.00% to 0.25%	70,707	37.82 to 36.49	2,583,205	1.08%	15.47% to 15.18%
2015	0.00% to 0.25%	79,448	32.75 to 31.68	2,518,807	0.62%	-2.29% to -2.53%
BNY Mellon Investment Portfolios - Small Cap Stock Index Portfolio (DVSCS)
2019	0.00% to 0.25%	2,550,810	45.14 to 43.19	111,650,145	0.87%	22.21% to 21.91%
2018	0.00% to 0.25%	2,735,357	36.93 to 35.43	97,970,697	0.80%	-8.97% to -9.20%
2017	0.00% to 0.25%	2,723,622	40.57 to 39.02	107,428,413	0.67%	12.40% to 12.12%
2016	0.00% to 0.25%	3,029,148	36.10 to 34.80	106,432,931	0.90%	25.73% to 25.41%
2015	0.00% to 0.25%	3,013,709	28.71 to 27.75	84,362,335	0.73%	-2.33% to -2.57%
BNY Mellon Stock Index Fund, Inc.: Initial Shares (DSIF)
2019	0.00% to 0.25%	18,394,093	47.80 to 32.65	669,548,652	1.70%	31.18% to 30.86%
2018	0.00% to 0.25%	21,793,980	36.44 to 24.95	601,853,775	1.67%	-4.63% to -4.87%
2017	0.00% to 0.25%	21,680,304	38.21 to 26.23	633,309,526	1.75%	21.54% to 21.24%
2016	0.00% to 0.25%	19,688,978	31.44 to 21.64	478,455,050	2.03%	11.71% to 11.43%
2015	0.00% to 0.25%	19,872,339	28.15 to 19.42	433,286,156	1.84%	1.11% to 0.85%
BNY Mellon Sustainable U.S. Equity Portfolio, Inc.: Initial Shares (DSRG)
2019	0.00% to 0.25%	366,776	36.90 to 23.53	13,371,760	1.46%	34.36% to 34.02%
2018	0.00% to 0.25%	386,790	27.47 to 17.56	10,470,618	1.76%	-4.40% to -4.64%
2017	0.00% to 0.25%	411,484	28.73 to 18.41	11,685,824	1.15%	15.33% to 15.05%
2016	0.00% to 0.25%	461,676	24.91 to 16.00	11,294,775	1.28%	10.37% to 10.10%
2015	0.00% to 0.25%	503,710	22.57 to 14.53	11,176,410	1.06%	-3.19% to -3.44%
BNY Mellon Variable Investment Fund - Appreciation Portfolio: Initial Shares (DCAP)
2019	0.00% to 0.25%	482,959	48.12 to 31.82	22,238,731	1.17%	36.10% to 35.76%
2018	0.00% to 0.25%	527,909	35.36 to 23.44	17,817,986	1.26%	-6.85% to -7.09%
2017	0.00% to 0.25%	624,328	37.96 to 25.23	22,335,911	1.34%	27.33% to 27.01%
2016	0.00% to 0.25%	680,407	29.81 to 19.86	18,964,648	1.63%	7.90% to 7.63%
2015	0.00% to 0.25%	800,138	27.63 to 18.45	20,291,117	1.68%	-2.47% to -2.71%
BNY Mellon Variable Investment Fund - Opportunistic Small Cap Portfolio: Initial Shares (DSC)
2019	0.00%	37,209	31.88	1,186,335	0.00%	21.78%
2018	0.00%	39,841	26.18	1,043,086	0.00%	-19.08%
2017	0.00%	44,940	32.35	1,453,941	0.00%	24.68%
2016	0.00%	40,468	25.95	1,050,101	0.00%	17.07%
2015	0.00%	42,927	22.17	951,485	0.00%	-2.28%
BNY Mellon Variable Investment Fund - International Value Portfolio: Initial Shares (DVIV)
2019	0.00% to 0.25%	156,626	24.32 to 23.29	3,703,687	2.16%	22.39% to 22.08%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Policy		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

2018	0.00% to 0.25%	176,384	19.87 to 19.08	3,375,540	1.67%	-16.81% to -17.02%
2017	0.00% to 0.25%	176,313	23.89 to 22.99	4,065,255	1.50%	28.52% to 28.20%
2016	0.00% to 0.25%	180,986	18.59 to 17.93	3,255,207	2.13%	-1.45% to -1.69%
2015	0.00% to 0.25%	216,185	18.86 to 18.24	3,953,737	2.30%	-2.72% to -2.96%
Calvert VP S&P 500 Index Portfolio (CVSPIP)
2019	0.10% to 0.25%	94,734	18.79 to 18.64	1,770,644	1.88%	31.02% to 30.82%
2018	0.25%	87,276	14.24	1,243,205	2.20%	-4.97%
2017	0.25%	60,975	14.99	914,006	1.50%	21.16%
2016	0.25%	57,324	12.37	709,205	1.43%	11.30%
2015	0.25%	49,793	11.12	553,494	0.07%	0.73%
Davis Variable Account Fund, Inc. - Davis Value Portfolio (DAVVL)
2019	0.00% to 0.25%	229,390	20.96 to 20.33	4,720,052	1.71%	31.17% to 30.84%
2018	0.00% to 0.25%	218,345	15.98 to 15.54	3,435,976	0.87%	-13.60% to -13.82%
2017	0.00% to 0.25%	214,201	18.50 to 18.03	3,912,966	0.72%	22.63% to 22.32%
2016	0.00% to 0.25%	243,210	15.08 to 14.74	3,623,452	1.51%	11.88% to 11.60%
2015	0.00% to 0.25%	187,283	13.48 to 13.21	2,503,302	0.78%	1.60% to 1.34%
Delaware Variable Insurance Product Trust - Delaware VIP Emerging Markets Series: Service Class (DWVEMS)
2019	0.00% to 0.25%	401,894	14.59 to 14.32	5,773,615	0.39%	22.25% to 21.95%
2018	0.00% to 0.25%	358,976	11.94 to 11.74	4,225,470	3.05%	-16.03% to -16.24%
2017	0.00% to 0.25%	337,421	14.22 to 14.02	4,744,381	0.36%	40.23% to 39.88%
2016	0.00% to 0.25%	308,163	10.14 to 10.02	3,089,001	0.73%	13.68% to 13.40%
2015	0.20% to 0.25%	231,836	8.85 to 8.84	2,049,470	0.53%	-14.94% to -14.99%
Delaware Variable Insurance Product Trust - Delaware VIP Small Cap Value Series: Service Class (DWVSVS)
2019	0.00% to 0.25%	933,346	20.93 to 20.48	19,215,008	0.78%	27.72% to 27.40%
2018	0.00% to 0.25%	911,599	16.39 to 16.08	14,709,180	0.60%	-16.94% to -17.15%
2017	0.00% to 0.25%	1,154,411	19.73 to 19.41	22,460,622	0.65%	11.76% to 11.48%
2016	0.00% to 0.25%	1,068,310	17.66 to 17.41	18,632,616	0.71%	31.08% to 30.76%
2015	0.00% to 0.25%	980,158	13.47 to 13.31	13,060,799	0.50%	-6.46% to -6.70%
DFA Investment Dimensions Group Inc. - VIT Inflation-Protected Securities Portfolio: Institutional Class (DFVIPS)
2019	0.00% to 0.25%	376,703	11.03 to 10.79	4,073,497	1.60%	8.46% to 8.19%
2018	0.00% to 0.25%	434,932	10.17 to 9.97	4,344,883	2.14%	-1.33% to -1.58%
2017	0.00% to 0.25%	397,385	10.31 to 10.13	4,031,136	2.32%	3.27% to 3.01%
2016	0.00% to 0.25%	520,430	9.98 to 9.84	5,121,644	2.57%	-0.19% to -1.63%	****
DFA Investment Dimensions Group Inc. - DFA VA Global Moderate Allocation Portfolio: Institutional Class (DFVGMI)
2019	0.00%	9,936	12.00	119,248	1.28%	18.12%
2018	0.00%	15,702	10.16	159,534	2.20%	-6.90%
2017	0.00%	14,405	10.91	157,198	2.07%	9.13%	****
DFA Investment Dimensions Group Inc. - VA International Small Portfolio (DFVIS)
2017	0.20% to 0.25%	101,477	13.26 to 13.24	1,345,228	2.68%	29.69% to 29.62%
2016	0.20% to 0.25%	85,815	10.22	877,242	2.28%	5.97%
2015	0.20% to 0.25%	105,953	9.64	1,021,665	2.07%	-3.60%	****
DFA Investment Dimensions Group Inc. - VA U.S. Large Value Portfolio (DFVULV)
2019	0.20% to 0.25%	1,081,191	10.94	11,826,151	2.13%	9.36%	****
DFA Investment Dimensions Group Inc. - VA U.S. Targeted Value Portfolio (DFVUTV)
2019	0.20% to 0.25%	197,182	13.10 to 13.06	2,581,343	1.48%	22.31% to 22.25%
2018	0.20% to 0.25%	191,812	10.71 to 10.69	2,053,122	0.92%	-16.04% to -16.08%
2017	0.20% to 0.25%	196,060	12.75 to 12.73	2,499,660	0.92%	9.55% to 9.49%
2016	0.20% to 0.25%	239,703	11.64 to 11.63	2,789,935	1.09%	27.24% to 27.17%
2015	0.20% to 0.25%	215,294	9.15	1,969,559	1.32%	-8.54%	****
Deutsche DWS Variable Series II - DWS Global Income Builder VIP: Class A (DSGIBA)
2019	0.00%	11,797	13.46	158,758	3.80%	20.16%
2018	0.00%	11,090	11.20	124,199	3.31%	-7.66%
2017	0.00%	6,616	12.13	80,243	2.16%	16.54%
2016	0.00%	2,350	10.41	24,457	0.00%	4.07%	****
Deutsche DWS Variable Series II - DWS Small Mid Cap Value VIP: Class B (SVSSVB)
2019	0.00% to 0.25%	10,664	19.10 to 18.52	198,502	0.35%	20.99% to 20.69%
2018	0.00% to 0.25%	11,981	15.79 to 15.35	184,615	0.97%	-16.32% to -16.54%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Policy		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

2017	0.00% to 0.25%	11,693	18.87 to 18.39	215,626	0.36%	10.13% to 9.86%
2016	0.00% to 0.25%	13,045	17.13 to 16.74	219,472	0.22%	16.47% to 16.18%
2015	0.00% to 0.25%	14,430	14.71 to 14.41	208,665	0.00%	-2.21% to -2.46%
Deutsche DWS Variable Series II - DWS CROCI(R) U.S. VIP: Class B (SVSLVB)
2019	0.20% to 0.25%	1,665	18.38 to 18.30	30,585	1.51%	32.22% to 32.15%
2018	0.20% to 0.25%	1,875	13.90 to 13.85	26,042	2.04%	-10.89% to -10.93%
2017	0.20% to 0.25%	1,517	15.60 to 15.55	23,643	0.85%	22.21% to 22.15%
2016	0.20% to 0.25%	6,208	12.77 to 12.73	79,090	0.72%	-4.81% to -4.86%
2015	0.20% to 0.25%	10,596	13.41 to 13.38	141,848	1.10%	-7.35% to -7.40%
Eaton Vance Variable Trust - Eaton Vance VT Floating-Rate Income Fund: Initial Class (ETVFR)
2019	0.00% to 0.25%	1,943,147	13.35 to 13.06	25,429,132	3.95%	7.08% to 6.81%
2018	0.00% to 0.25%	5,289,996	12.46 to 12.23	65,197,485	3.77%	-0.09% to -0.34%
2017	0.00% to 0.25%	5,871,380	12.47 to 12.27	72,550,538	3.26%	3.44% to 3.18%
2016	0.00% to 0.25%	5,996,803	12.06 to 11.89	71,736,301	3.48%	8.95% to 8.67%
2015	0.00% to 0.25%	5,769,523	11.07 to 10.94	63,451,455	3.33%	-0.99% to -1.24%
Federated Insurance Series - Federated Managed Volatility Fund II: Primary Shares (FVU2)
2019	0.00%	65,636	10.95	718,748	1.97%	20.23%
2018	0.00%	57,964	9.11	527,945	0.00%	-8.92%	****
Federated Insurance Series - Federated Fund for U.S. Government Securities II (FVUS2)
2019	0.20% to 0.25%	5,444	10.81 to 10.80	58,799	2.02%	5.69% to 5.63%	****
Federated Insurance Series - Federated Quality Bond Fund II: Primary Shares (FQB)
2019	0.00% to 0.25%	870,739	25.93 to 24.63	22,123,687	2.94%	9.44% to 9.17%
2018	0.00% to 0.25%	911,169	23.69 to 22.56	21,184,771	3.12%	-0.59% to -0.84%
2017	0.00% to 0.25%	1,006,559	23.84 to 22.75	23,572,442	3.30%	4.04% to 3.78%
2016	0.00% to 0.25%	1,087,537	22.91 to 21.92	24,488,403	3.57%	3.82% to 3.57%
2015	0.00% to 0.25%	1,164,659	22.07 to 21.17	25,290,762	3.73%	-0.24% to -0.49%
Fidelity Variable Insurance Products - Emerging Markets Portfolio - Service Class (FEMS)
2019	0.00% to 0.25%	841,122	10.77 to 10.73	9,029,597	1.94%	29.30% to 28.98%
2018	0.00% to 0.25%	435,283	8.33 to 8.32	3,620,730	1.85%	-16.70% to -16.84%	****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2055 Portfolio: Service Class (FF55S)
2019	0.25%	111	11.02	1,223	1.70%	10.16%	****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2060 Portfolio: Service Class (FF60S)
2019	0.25%	111	11.02	1,223	1.72%	10.18%	****
Fidelity Variable Insurance Products Fund - VIP Real Estate Portfolio: Service Class (FRESS)
2019	0.00% to 0.25%	252,550	11.88 to 12.08	3,044,368	1.84%	23.09% to 22.78%
2018	0.00% to 0.25%	196,032	9.65 to 9.84	1,925,790	8.21%	-6.31% to -1.63%
2017	0.00%	1,061	10.30	10,926	1.93%	2.98%	****
Fidelity Variable Insurance Products Fund - VIP Contrafund(R) Portfolio: Service Class (FCS)
2019	0.00% to 0.25%	713,280	66.62 to 43.63	32,254,258	0.34%	31.45% to 31.12%
2018	0.00% to 0.25%	911,259	50.68 to 33.28	31,122,707	0.61%	-6.49% to -6.72%
2017	0.00% to 0.25%	945,591	54.20 to 35.67	34,366,401	0.86%	21.76% to 21.46%
2016	0.00% to 0.25%	1,007,437	44.51 to 29.37	30,100,223	0.69%	7.91% to 7.64%
2015	0.00% to 0.25%	1,229,565	41.25 to 27.29	34,056,039	0.73%	0.56% to 0.31%
Fidelity Variable Insurance Products Fund - VIP Energy Portfolio: Service Class 2 (FNRS2)
2019	0.00%	281,564	16.82	4,735,763	1.79%	9.82%
2018	0.00%	307,387	15.32	4,707,648	0.68%	-24.77%
2017	0.00%	322,002	20.36	6,554,925	1.34%	-2.78%
2016	0.00%	389,722	20.94	8,159,951	0.51%	33.51%
2015	0.00%	390,067	15.68	6,117,397	0.97%	-20.75%
Fidelity Variable Insurance Products Fund - VIP Equity-Income Portfolio: Service Class (FEIS)
2019	0.00% to 0.25%	1,602,889	39.61 to 30.68	60,842,692	1.89%	27.32% to 27.01%
2018	0.00% to 0.25%	1,839,288	31.11 to 24.15	54,078,889	2.12%	-8.40% to -8.63%
2017	0.00% to 0.25%	2,048,261	33.96 to 26.43	65,333,485	1.63%	12.80% to 12.52%
2016	0.00% to 0.25%	2,126,322	30.11 to 23.49	60,289,878	2.21%	17.90% to 17.61%
2015	0.00% to 0.25%	2,345,447	25.54 to 19.97	56,301,658	3.02%	-4.09% to -4.33%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2010 Portfolio: Service Class (FF10S)
2019	0.00% to 0.25%	92,267	23.49 to 22.65	2,159,450	2.02%	16.00% to 15.71%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Policy		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

2018	0.00% to 0.25%	97,923	20.25 to 19.57	1,975,771	1.48%	-4.10% to -4.34%
2017	0.00% to 0.25%	112,612	21.12 to 20.46	2,371,326	1.46%	12.99% to 12.71%
2016	0.00% to 0.25%	123,827	18.69 to 18.16	2,307,272	1.47%	5.28% to 5.02%
2015	0.00% to 0.25%	125,604	17.76 to 17.29	2,221,284	1.62%	-0.31% to -0.56%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2020 Portfolio: Service Class (FF20S)
2019	0.00% to 0.25%	1,214,585	25.63 to 24.71	30,549,618	2.07%	20.01% to 19.71%
2018	0.00% to 0.25%	1,161,074	21.36 to 20.64	24,346,102	1.24%	-5.98% to -6.21%
2017	0.00% to 0.25%	1,599,123	22.72 to 22.01	35,613,470	1.51%	16.47% to 16.18%
2016	0.00% to 0.25%	1,731,090	19.50 to 18.94	33,032,291	1.57%	6.04% to 5.78%
2015	0.00% to 0.25%	1,516,176	18.39 to 17.91	27,384,785	1.92%	-0.37% to -0.62%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2030 Portfolio: Service Class (FF30S)
2019	0.00% to 0.25%	1,438,640	28.31 to 27.29	39,834,941	2.03%	24.37% to 24.06%
2018	0.00% to 0.25%	1,217,467	22.76 to 22.00	27,148,345	1.36%	-7.88% to -8.12%
2017	0.00% to 0.25%	1,041,787	24.71 to 23.94	25,261,893	1.58%	20.82% to 20.52%
2016	0.00% to 0.25%	788,851	20.45 to 19.86	15,880,362	1.52%	6.52% to 6.25%
2015	0.00% to 0.25%	670,689	19.20 to 18.70	12,707,207	1.80%	-0.34% to -0.58%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Income Fund Portfolio: Service Class (FFINS)
2019	0.20% to 0.25%	120,811	14.46 to 14.39	1,745,720	2.49%	11.65% to 11.59%
2018	0.20% to 0.25%	83,843	12.95 to 12.90	1,085,229	1.63%	-2.31% to -2.36%
2017	0.20% to 0.25%	96,302	13.26 to 13.21	1,276,144	1.91%	8.28% to 8.22%
2016	0.20% to 0.25%	78,879	12.24 to 12.21	965,432	1.37%	4.11% to 4.06%
2015	0.20% to 0.25%	104,625	11.76 to 11.73	1,230,126	1.73%	-0.62% to -0.67%
Fidelity Variable Insurance Products Fund - VIP Growth Opportunities Portfolio: Service Class (FGOS)
2019	0.00% to 0.25%	15,533	48.20 to 43.11	677,151	0.05%	40.70% to 40.35%
2018	0.00% to 0.25%	15,899	34.26 to 30.72	508,052	0.10%	12.35% to 12.06%
2017	0.00% to 0.25%	15,375	30.49 to 27.41	438,543	0.19%	34.40% to 34.06%
2016	0.00% to 0.25%	16,574	22.69 to 20.45	351,314	0.21%	0.25% to 0.00%
2015	0.00% to 0.25%	20,793	22.63 to 20.45	437,298	0.01%	5.48% to 5.22%
Fidelity Variable Insurance Products Fund - VIP Growth Portfolio: Service Class (FGS)
2019	0.00% to 0.25%	2,682,726	54.42 to 30.56	117,329,092	0.16%	34.18% to 33.85%
2018	0.00% to 0.25%	3,346,655	40.56 to 22.83	104,307,754	0.15%	-0.27% to -0.53%
2017	0.00% to 0.25%	3,385,354	40.67 to 22.95	107,147,743	0.12%	35.00% to 34.67%
2016	0.00% to 0.25%	3,646,974	30.12 to 17.04	86,005,841	0.00%	0.71% to 0.46%
2015	0.00% to 0.25%	3,760,319	29.91 to 16.97	89,520,714	0.16%	7.05% to 6.79%
Fidelity Variable Insurance Products Fund - VIP High Income Portfolio: Service Class (FHIS)
2019	0.00% to 0.25%	480,498	24.13 to 29.39	12,669,205	5.21%	14.92% to 14.63%
2018	0.00% to 0.25%	467,620	20.99 to 25.64	10,733,570	5.51%	-3.60% to -3.84%
2017	0.00% to 0.25%	518,507	21.78 to 26.66	12,325,334	5.01%	7.07% to 6.80%
2016	0.00% to 0.25%	607,022	20.34 to 24.96	13,483,822	5.26%	14.37% to 14.09%
2015	0.00% to 0.25%	656,054	17.78 to 21.88	12,742,577	6.06%	-3.76% to -4.00%
Fidelity Variable Insurance Products Fund - VIP Index 500 Portfolio: Initial Class (FIP)
2019	0.20% to 0.25%	2,881,385	27.94 to 27.77	80,428,299	1.95%	31.09% to 31.02%
2018	0.20% to 0.25%	3,169,190	21.31 to 21.19	67,489,203	1.89%	-4.68% to -4.73%
2017	0.20% to 0.25%	2,545,030	22.36 to 22.25	56,866,293	1.76%	21.47% to 21.41%
2016	0.20% to 0.25%	2,755,616	18.41 to 18.32	50,693,063	1.45%	11.64% to 11.58%
2015	0.20% to 0.25%	2,841,994	16.49 to 16.42	46,835,841	2.06%	1.13% to 1.08%
Fidelity Variable Insurance Products Fund - VIP Investment Grade Bond Portfolio: Service Class (FIGBS)
2019	0.00% to 0.25%	8,807,134	19.74 to 18.93	169,500,548	2.61%	9.58% to 9.31%
2018	0.00% to 0.25%	9,699,249	18.01 to 17.32	170,350,032	2.39%	-0.63% to -0.88%
2017	0.00% to 0.25%	10,397,837	18.13 to 17.47	183,915,056	2.30%	4.16% to 3.90%
2016	0.00% to 0.25%	10,948,211	17.40 to 16.82	186,155,320	2.38%	4.63% to 4.37%
2015	0.00% to 0.25%	10,467,562	16.63 to 16.11	170,471,100	2.56%	-0.71% to -0.95%
Fidelity Variable Insurance Products Fund - VIP Mid Cap Portfolio: Service Class (FMCS)
2019	0.00% to 0.25%	609,632	61.18 to 58.68	36,834,267	0.77%	23.35% to 23.04%
2018	0.00% to 0.25%	702,092	49.60 to 47.69	34,390,784	0.55%	-14.64% to -14.85%
2017	0.00% to 0.25%	765,171	58.10 to 56.01	43,909,359	0.62%	20.70% to 20.40%
2016	0.00% to 0.25%	843,557	48.14 to 46.52	40,121,821	0.40%	12.11% to 11.83%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Policy		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

2015	0.00% to 0.25%	977,992	42.94 to 41.60	41,543,203	0.36%	-1.50% to -1.75%
Fidelity Variable Insurance Products Fund - VIP Government Money Market Portfolio: Initial Class (FMMP)
2019	0.20% to 0.25%	1,268,832	10.38 to 10.36	13,167,512	1.89%	1.82% to 1.77%
2018	0.20% to 0.25%	843,109	10.19 to 10.18	8,593,800	1.61%	1.44% to 1.39%
2017	0.20% to 0.25%	564,836	10.05 to 10.04	5,675,977	0.61%	0.48% to 0.43%
2016	0.20% to 0.25%	935,135	10.00	9,352,900	0.06%	0.00%	****
Fidelity Variable Insurance Products Fund - VIP Overseas Portfolio: Service Class (FOS)
2019	0.00% to 0.25%	654,246	28.93 to 21.31	18,485,488	1.63%	27.67% to 27.35%
2018	0.00% to 0.25%	740,247	22.66 to 16.73	16,017,861	1.51%	-14.88% to -15.10%
2017	0.00% to 0.25%	730,959	26.62 to 19.71	18,847,240	1.34%	30.10% to 29.78%
2016	0.00% to 0.25%	778,504	20.46 to 15.19	15,330,538	1.31%	-5.12% to -5.36%
2015	0.00% to 0.25%	882,090	21.56 to 16.05	18,130,581	1.45%	3.49% to 3.23%
Fidelity Variable Insurance Products Fund - VIP Value Strategies Portfolio: Service Class (FVSS)
2019	0.00% to 0.10%	114,054	37.41 to 36.75	4,265,220	1.74%	34.29% to 34.16%
2018	0.00% to 0.25%	101,371	27.86 to 26.72	2,821,079	0.86%	-17.33% to -17.54%
2017	0.00% to 0.25%	110,394	33.70 to 32.40	3,716,625	1.39%	19.21% to 18.91%
2016	0.00% to 0.25%	121,726	28.27 to 27.25	3,438,169	1.04%	9.48% to 9.21%
2015	0.00% to 0.25%	133,932	25.82 to 24.95	3,457,479	0.74%	-3.05% to -3.30%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2005 Portfolio: Service Class (FF05S)
2019	0.20% to 0.25%	81,637	16.05 to 15.97	1,309,056	2.03%	13.48% to 13.42%
2018	0.20% to 0.25%	80,945	14.14 to 14.08	1,143,881	1.82%	-3.21% to -3.26%
2017	0.20% to 0.25%	39,100	14.61 to 14.56	570,897	1.55%	10.68% to 10.62%
2016	0.20% to 0.25%	25,154	13.20 to 13.16	331,860	1.68%	4.68% to 4.63%
2015	0.20% to 0.25%	13,584	12.61 to 12.58	171,219	2.28%	-0.55% to -0.59%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2015 Portfolio: Service Class (FF15S)
2019	0.00% to 0.25%	402,085	19.05 to 18.51	7,529,801	2.19%	18.21% to 17.92%
2018	0.00% to 0.25%	384,349	16.12 to 15.69	6,076,691	1.18%	-5.11% to -5.35%
2017	0.00% to 0.25%	620,101	16.99 to 16.58	10,323,285	1.45%	14.93% to 14.65%
2016	0.00% to 0.25%	559,667	14.78 to 14.46	8,116,942	1.35%	5.81% to 5.55%
2015	0.00% to 0.25%	785,176	13.97 to 13.70	10,782,045	1.88%	-0.44% to -0.68%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2025 Portfolio: Service Class (FF25S)
2019	0.00% to 0.25%	1,583,389	20.40 to 19.82	31,582,966	1.84%	21.70% to 21.39%
2018	0.00% to 0.25%	1,597,869	16.77 to 16.32	26,224,218	1.45%	-6.61% to -6.85%
2017	0.00% to 0.25%	1,324,262	17.95 to 17.52	23,303,561	1.49%	17.84% to 17.54%
2016	0.00% to 0.25%	1,193,459	15.24 to 14.91	17,836,355	1.59%	6.11% to 5.85%
2015	0.00% to 0.25%	974,642	14.36 to 14.09	13,753,120	1.84%	-0.36% to -0.61%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2040 Portfolio: Service Class (FF40S)
2019	0.00% to 0.25%	849,519	24.13 to 23.55	20,086,136	1.81%	28.39% to 28.07%
2018	0.00% to 0.25%	820,514	18.79 to 18.39	15,150,295	1.14%	-9.94% to -10.17%
2017	0.00% to 0.25%	694,673	20.87 to 20.47	14,265,216	1.36%	23.42% to 23.11%
2016	0.00% to 0.25%	507,853	16.91 to 16.63	8,463,559	1.31%	6.75% to 6.48%
2015	0.00% to 0.25%	429,474	15.84 to 15.62	6,716,605	1.63%	-0.35% to -0.60%
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2035 Portfolio: Service Class (FF35S)
2019	0.00% to 0.25%	320,893	11.65 to 11.60	3,724,080	2.87%	27.33% to 27.01%
2018	0.20% to 0.25%	116,705	9.14 to 9.14	1,066,113	1.64%	-8.62% to -8.65%	****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2045 Portfolio: Service Class (FF45S)
2019	0.00% to 0.25%	27,896	11.67 to 11.62	329,628	2.87%	28.40% to 28.08%	****
Fidelity Variable Insurance Products Fund - Fidelity VIP Freedom Fund 2050 Portfolio: Service Class (FF50S)
2019	0.00% to 0.25%	81,668	13.01 to 12.92	1,056,286	1.72%	28.39% to 28.07%
2018	0.00% to 0.25%	80,264	10.13 to 10.09	809,970	1.27%	-10.03% to -10.26%
2017	0.25%	1,422	11.24	15,987	0.00%	12.42%	****
Franklin Templeton Variable Insurance Products Trust - Franklin Income VIP Fund: Class 2 (FTVIS2)
2019	0.00%	286,791	22.20	6,365,907	5.32%	16.06%
2018	0.00%	291,083	19.13	5,567,176	4.84%	-4.30%
2017	0.00%	312,146	19.99	6,238,515	4.00%	9.67%
2016	0.00%	369,466	18.22	6,732,869	5.10%	14.02%
2015	0.00%	377,928	15.98	6,040,094	4.68%	-7.05%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Policy		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

Franklin Templeton Variable Insurance Products Trust - Franklin Rising Dividends VIP Fund: Class 1 (FTVRDI)
2019	0.00%	372,542	47.86	17,831,352	1.48%	29.58%
2018	0.00%	431,290	36.94	15,930,312	1.51%	-4.84%
2017	0.00%	468,247	38.82	18,175,344	1.73%	20.85%
2016	0.00%	517,880	32.12	16,634,002	1.58%	16.33%
2015	0.00%	570,589	27.61	15,754,609	1.64%	-3.42%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 1 (FTVSVI)
2019	0.00%	184,863	54.36	10,049,137	1.27%	26.72%
2018	0.00%	195,223	42.90	8,374,304	1.12%	-12.69%
2017	0.00%	219,865	49.13	10,801,676	0.73%	10.92%
2016	0.00%	245,509	44.29	10,874,493	1.03%	30.54%
2015	0.00%	255,164	33.93	8,658,290	0.91%	-7.18%
Franklin Templeton Variable Insurance Products Trust - Franklin Small Cap Value VIP Fund: Class 2 (FTVSV2)
2019	0.00% to 0.25%	293,223	33.02 to 31.84	9,391,133	1.15%	26.35% to 26.03%
2018	0.00% to 0.25%	347,426	26.14 to 25.26	8,812,766	0.88%	-12.88% to -13.09%
2017	0.00% to 0.25%	376,155	30.00 to 29.07	10,963,630	0.52%	10.65% to 10.38%
2016	0.00% to 0.25%	416,003	27.11 to 26.33	10,975,714	0.81%	30.19% to 29.86%
2015	0.00% to 0.25%	436,021	20.83 to 20.28	8,856,820	0.65%	-7.39% to -7.62%
Franklin Templeton Variable Insurance Products Trust - Franklin Mutual Global Discovery VIP Fund: Class 2 (FTVMD2)
2019	0.00% to 0.25%	60,561	19.06 to 18.50	1,126,573	1.58%	24.37% to 24.06%
2018	0.00% to 0.25%	77,118	15.33 to 14.91	1,160,875	2.26%	-11.22% to -11.44%
2017	0.00% to 0.25%	117,265	17.26 to 16.84	2,001,639	1.52%	8.60% to 8.33%
2016	0.00% to 0.25%	136,852	15.90 to 15.54	2,163,040	1.69%	12.18% to 11.90%
2015	0.00% to 0.25%	147,343	14.17 to 13.89	2,077,541	3.80%	-3.65% to -3.89%
Franklin Templeton Variable Insurance Products Trust - Templeton Developing Markets VIP Fund: Class 2 (FTVDM2)
2019	0.00%	259,597	13.34	3,462,071	0.98%	26.70%
2018	0.00%	271,977	10.53	2,862,884	0.84%	-15.79%
2017	0.00%	315,423	12.50	3,942,967	0.98%	40.41%
2016	0.00%	271,041	8.90	2,413,106	0.80%	17.44%
2015	0.00%	285,175	7.58	2,161,899	2.16%	-19.60%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 1 (TIF)
2019	0.00%	28,545	28.80	821,964	2.00%	12.84%
2018	0.00%	32,259	25.52	823,231	2.91%	-15.27%
2017	0.00%	36,093	30.12	1,087,047	2.78%	17.02%
2016	0.00%	38,500	25.74	990,896	2.16%	7.49%
2015	0.00%	42,432	23.94	1,016,000	3.58%	-6.31%
Franklin Templeton Variable Insurance Products Trust - Templeton Foreign VIP Fund: Class 2 (TIF2)
2019	0.00% to 0.25%	538,139	26.14 to 25.03	13,722,522	1.76%	12.53% to 12.25%
2018	0.00% to 0.25%	638,100	23.23 to 22.30	14,431,388	2.90%	-15.44% to -15.65%
2017	0.00% to 0.25%	909,729	27.47 to 26.44	24,380,084	2.61%	16.69% to 16.40%
2016	0.00% to 0.25%	1,063,433	23.54 to 22.71	24,424,763	1.95%	7.18% to 6.91%
2015	0.00% to 0.25%	1,146,428	21.96 to 21.24	24,618,620	3.22%	-6.49% to -6.73%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 2 (FTVGI2)
2019	0.00% to 0.25%	329,117	18.12 to 17.57	5,960,041	6.93%	2.01% to 1.76%
2018	0.00% to 0.25%	384,666	17.76 to 17.27	6,819,854	0.00%	1.94% to 1.68%
2017	0.00% to 0.25%	391,878	17.42 to 16.98	6,816,520	0.00%	1.93% to 1.67%
2016	0.00% to 0.25%	457,762	17.09 to 16.70	7,800,411	0.00%	2.94% to 2.68%
2015	0.00% to 0.25%	662,999	16.60 to 16.26	10,987,604	7.60%	-4.30% to -4.54%
Franklin Templeton Variable Insurance Products Trust - Franklin Allocation VIP Fund: Class 2 (FTVFA2)
2019	0.00%	34,651	17.79	616,284	3.51%	19.86%
2018	0.00%	36,186	14.84	536,952	2.82%	-9.65%
2017	0.00%	44,376	16.42	728,797	2.69%	11.98%
2016	0.00%	44,251	14.67	649,006	3.82%	13.18%
2015	0.00%	51,295	12.96	664,708	2.92%	-6.21%
Franklin Templeton Variable Insurance Products Trust - Templeton Global Bond VIP Fund: Class 1 (FTVGB1)
2019	0.00% to 0.25%	1,733,956	11.88 to 10.52	18,372,589	6.96%	2.26% to 2.00%
2018	0.00% to 0.25%	1,622,403	11.61 to 10.32	16,855,643	0.00%	2.21% to 1.96%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Policy		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

2017	0.00% to 0.25%	1,575,152	11.36 to 10.12	16,147,835	0.00%	2.15% to 1.90%
2016	0.00% to 0.25%	1,451,430	11.12 to 9.93	14,597,838	0.00%	3.21% to 2.95%
2015	0.00% to 0.25%	1,372,392	10.78 to 9.65	13,399,403	7.61%	-4.10% to -4.34%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Multi-Strategy Alternatives Portfolio: Service Shares (GVMSAS)
2019	0.00%	406	10.33	4,192	3.36%	8.82%	****
Goldman Sachs Variable Insurance Trust - Goldman Sachs Mid Cap Value Fund: Institutional Shares (GVMCE)
2019	0.10% to 0.25%	223,376	50.23 to 48.94	10,968,798	0.75%	31.40% to 31.20%
2018	0.20% to 0.25%	274,092	37.61 to 37.30	10,233,403	1.20%	-10.64% to -10.68%
2017	0.20% to 0.25%	332,513	42.09 to 41.77	13,897,514	0.56%	10.85% to 10.79%
2016	0.20% to 0.25%	646,194	37.97 to 37.70	24,384,347	0.95%	13.30% to 13.25%
2015	0.20% to 0.25%	1,165,986	33.51 to 33.29	38,868,918	0.34%	-9.42% to -9.47%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Small Cap Equity Insights Fund: Institutional Shares (GVCSE)
2019	0.00% to 0.25%	67,651	20.48 to 20.14	1,369,606	0.46%	24.84% to 24.53%
2018	0.00% to 0.25%	75,898	16.41 to 16.18	1,236,798	0.65%	-8.62% to -8.85%
2017	0.00% to 0.25%	32,500	17.95 to 17.75	581,670	0.47%	11.57% to 11.29%
2016	0.00% to 0.25%	35,339	16.09 to 15.95	567,983	0.78%	23.20% to 22.89%
2015	0.00% to 0.25%	4,569	13.06 to 12.98	59,353	0.39%	-2.13% to -2.37%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Growth Opportunities Fund: Service Shares (GVGOPS)
2019	0.20% to 0.25%	32,955	23.78 to 23.68	783,175	0.00%	33.80% to 33.73%
2018	0.20% to 0.25%	33,790	17.77 to 17.71	600,157	0.00%	-4.53% to -4.58%
2017	0.00% to 0.25%	102,495	18.87 to 18.56	1,906,588	0.00%	26.92% to 26.60%
2016	0.00% to 0.25%	85,501	14.87 to 14.66	1,254,544	0.00%	1.42% to 1.17%
2015	0.00% to 0.25%	98,136	14.66 to 14.49	1,422,670	0.00%	-5.20% to -5.44%
Goldman Sachs Variable Insurance Trust - Goldman Sachs Global Trends Allocation Fund: Service Shares (GVGMNS)
2019	0.00%	3,776	14.49	54,713	1.15%	11.94%
2018	0.00%	9,791	12.94	126,739	1.63%	-4.34%
2017	0.00%	2,321	13.53	31,406	0.37%	13.11%
2016	0.00%	1,580	11.96	18,901	0.21%	4.34%
2015	0.00%	2,301	11.47	26,382	0.07%	-5.82%
Guggenheim Variable Fund - Multi-Hedge Strategies (RVARS)
2019	0.00%	37,683	10.96	412,933	2.25%	5.01%
2018	0.00%	38,194	10.43	398,553	0.00%	-5.07%
2017	0.00%	20,603	10.99	226,485	0.00%	3.67%
2016	0.00%	50,046	10.60	530,647	0.11%	-0.48%
2015	0.00%	32,120	10.65	342,230	0.72%	1.85%
Invesco - Invesco V.I. Growth and Income Fund: Series I Shares (ACGI)
2019	0.10% to 0.25%	222,627	24.44 to 24.09	8,260,525	1.86%	25.07% to 24.88%
2018	0.20% to 0.25%	367,294	19.38 to 19.29	7,099,347	1.88%	-13.56% to -13.60%
2017	0.20% to 0.25%	318,551	22.42 to 22.33	7,122,459	1.56%	14.09% to 14.03%
2016	0.00% to 0.25%	298,376	19.91 to 19.58	5,846,925	1.13%	19.69% to 19.40%
2015	0.00% to 0.25%	288,247	16.63 to 16.40	4,730,237	2.87%	-3.06% to -3.30%
Invesco - Invesco V.I. American Franchise Fund: Series I Shares (ACEG)
2019	0.00%	54,996	26.70	1,468,639	0.00%	36.76%
2018	0.00%	61,953	19.53	1,209,767	0.00%	-3.62%
2017	0.00%	65,426	20.26	1,325,620	0.08%	27.34%
2016	0.00%	69,572	15.91	1,106,971	0.00%	2.27%
2015	0.00%	85,010	15.56	1,322,616	0.00%	5.01%
Invesco - Invesco V.I. Value Opportunities Fund: Series I Shares (AVBVI)
2019	0.10%	1,339	28.63	38,310	0.22%	30.48%
2018	0.25%	1,704	21.41	36,487	0.31%	-19.38%
2017	0.25%	1,935	26.56	51,393	0.01%	17.14%
2016	0.25%	21	22.67	476	0.09%	18.04%
2015	0.25%	496	19.21	9,527	2.85%	-10.63%
Invesco - Invesco V.I. High Yield Fund: Series I Shares (AVHY1)
2019	0.00% to 0.25%	91,988	17.18 to 16.77	1,552,073	2.47%	13.51% to 13.22%
2018	0.00% to 0.25%	397,389	15.14 to 14.81	5,910,249	3.25%	-3.35% to -3.59%
2017	0.00% to 0.25%	960,467	15.66 to 15.37	14,806,926	3.97%	6.30% to 6.03%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Policy		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

2016	0.00% to 0.25%	985,388	14.73 to 14.49	14,318,218	4.22%	11.21% to 10.94%
2015	0.00% to 0.25%	1,054,103	13.25 to 13.06	13,801,155	5.24%	-3.17% to -3.41%
Invesco - Invesco V.I. International Growth Fund: Series I Shares (AVIE)
2019	0.00% to 0.25%	1,085,856	31.70 to 30.48	33,318,795	1.52%	28.57% to 28.25%
2018	0.00% to 0.25%	1,205,012	24.65 to 23.77	28,797,374	1.93%	-14.98% to -15.19%
2017	0.00% to 0.25%	1,799,609	29.00 to 28.02	50,704,064	1.47%	23.00% to 22.70%
2016	0.00% to 0.25%	1,875,898	23.57 to 22.84	43,042,681	1.41%	-0.45% to -0.70%
2015	0.00% to 0.25%	2,038,231	23.68 to 23.00	47,081,685	1.31%	-2.34% to -2.59%
Invesco - Invesco V.I. Mid Cap Core Equity Fund: Series I Shares (AVMCCI)
2019	0.00% to 0.20%	10,468	28.03 to 27.23	290,163	0.51%	25.28% to 25.03%
2018	0.00% to 0.20%	10,244	22.38 to 21.78	226,768	0.50%	-11.35% to -11.53%
2017	0.00% to 0.25%	14,053	25.24 to 24.51	349,319	0.54%	14.92% to 14.63%
2016	0.00% to 0.25%	15,984	21.97 to 21.38	345,514	0.09%	13.43% to 13.15%
2015	0.00% to 0.25%	21,154	19.36 to 18.89	402,728	0.34%	-4.03% to -4.27%
Invesco - Invesco V.I. Small Cap Equity Fund: Series I Shares (AVSCE)
2019	0.25%	11,678	13.63	159,206	0.00%	26.28%
2018	0.25%	20,724	10.80	223,728	0.00%	-15.29%
2017	0.25%	23,971	12.74	305,502	0.00%	13.77%
2016	0.20% to 0.25%	23,157	11.22 to 11.20	259,411	0.00%	11.84% to 11.79%
2015	0.20% to 0.25%	19,997	10.03 to 10.02	200,390	0.00%	-5.71% to -5.75%
Invesco - Invesco V.I. Mid Cap Growth Fund: Series I Shares (IVKMG1)
2019	0.00% to 0.25%	154,966	23.05 to 22.61	3,565,900	0.00%	34.34% to 34.00%
2018	0.00% to 0.25%	178,780	17.16 to 16.87	3,062,556	0.00%	-5.58% to -5.82%
2017	0.00% to 0.25%	197,242	18.17 to 17.91	3,579,489	0.00%	22.49% to 22.19%
2016	0.00% to 0.25%	228,597	14.83 to 14.66	3,383,296	0.00%	0.76% to 0.50%
2015	0.00% to 0.25%	345,418	14.72 to 14.59	5,068,137	0.00%	1.21% to 0.95%
Invesco Variable Insurance Funds - Invesco V.I. Balanced-Risk Allocation Fund: Series I Shares (IVBRA1)
2019	0.00%	136,958	13.11	1,795,386	0.00%	15.21%
2018	0.00%	110,056	11.38	1,252,304	1.50%	-6.46%
2017	0.00%	122,601	12.16	1,491,397	3.90%	10.16%
2016	0.00%	134,610	11.04	1,486,483	0.47%	11.64%
2015	0.00%	62,732	9.89	620,517	4.97%	-4.10%
Invesco Oppenheimer V.I. Capital Appreciation Fund: Series I (OVGR)
2019	0.00% to 0.25%	340,202	48.76 to 27.39	9,571,947	0.06%	36.20% to 35.86%
2018	0.00% to 0.25%	477,720	35.80 to 20.16	9,662,970	0.32%	-5.73% to -5.97%
2017	0.00% to 0.25%	512,531	37.98 to 21.44	11,032,892	0.23%	26.83% to 26.52%
2016	0.00% to 0.25%	604,021	29.94 to 16.95	10,273,193	0.42%	-2.20% to -2.45%
2015	0.00% to 0.25%	701,016	30.62 to 17.37	12,220,538	0.09%	3.54% to 3.28%
Invesco Oppenheimer V.I. Global Fund: Series I (OVGS)
2019	0.00% to 0.25%	2,419,546	36.60 to 34.84	86,447,242	0.89%	31.79% to 31.46%
2018	0.00% to 0.25%	2,649,183	27.77 to 26.51	71,823,770	0.99%	-13.18% to -13.40%
2017	0.00% to 0.25%	2,846,007	31.99 to 30.61	88,981,251	0.94%	36.66% to 36.32%
2016	0.00% to 0.25%	3,013,243	23.41 to 22.45	69,044,951	1.05%	0.08% to -0.17%
2015	0.00% to 0.25%	3,251,249	23.39 to 22.49	74,591,145	1.28%	3.94% to 3.68%
Invesco Oppenheimer V.I. International Growth Fund: Series I (OVIG)
2019	0.00% to 0.25%	1,248,270	14.24 to 14.00	17,557,908	0.99%	28.60% to 28.28%
2018	0.00% to 0.25%	1,421,451	11.07 to 10.91	15,573,441	0.89%	-19.42% to -19.62%
2017	0.00% to 0.25%	1,611,171	13.74 to 13.58	21,945,501	1.45%	26.29% to 25.98%
2016	0.00% to 0.25%	1,248,548	10.88 to 10.78	13,484,747	1.14%	-2.12% to -2.36%
2015	0.00% to 0.25%	567,662	11.11 to 11.04	6,271,624	1.20%	3.43% to 3.17%
Invesco Oppenheimer V.I. Main Street Fund: Series I (OVGI)
2019	0.00% to 0.25%	1,029,257	38.37 to 32.15	38,038,196	1.06%	32.08% to 31.75%
2018	0.00% to 0.25%	1,096,146	29.05 to 24.40	30,729,296	1.15%	-7.89% to -8.12%
2017	0.00% to 0.25%	1,214,032	31.54 to 26.56	37,021,362	1.26%	16.91% to 16.62%
2016	0.00% to 0.25%	1,255,013	26.98 to 22.78	32,835,661	1.10%	11.62% to 11.34%
2015	0.00% to 0.25%	1,317,469	24.17 to 20.46	30,977,868	0.93%	3.33% to 3.07%
Invesco Oppenheimer V.I. Main Street Small Cap Fund: Series I (OVSC)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Policy		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

2019	0.00% to 0.25%	125,648	57.03 to 54.70	7,156,183	0.19%	26.47% to 26.15%
2018	0.00% to 0.25%	140,428	45.09 to 43.36	6,331,950	0.33%	-10.32% to -10.55%
2017	0.00% to 0.25%	148,226	50.28 to 48.47	7,452,901	0.86%	14.16% to 13.87%
2016	0.00%	160,970	44.05	7,090,228	0.52%	18.05%
2015	0.00%	177,013	37.31	6,604,590	0.86%	-5.90%
Invesco Oppenheimer V.I. Discovery Mid Cap Growth Fund: Series I (OVAG)
2019	0.00% to 0.25%	807,590	45.07 to 24.09	32,594,706	0.00%	39.36% to 39.01%
2018	0.00% to 0.25%	890,299	32.34 to 17.33	25,324,233	0.00%	-6.08% to -6.32%
2017	0.00% to 0.25%	969,936	34.44 to 18.50	29,027,594	0.03%	28.79% to 28.47%
2016	0.00% to 0.25%	1,041,368	26.74 to 14.40	24,141,291	0.00%	2.33% to 2.08%
2015	0.00% to 0.25%	1,117,680	26.13 to 14.11	25,440,131	0.00%	6.61% to 6.34%
Invesco Oppenheimer V.I. Global Strategic Income Fund: Series I (OVSB)
2019	0.00%	1,229,876	16.04	19,728,063	3.76%	10.80%
2018	0.00%	1,262,443	14.48	18,276,030	4.98%	-4.40%
2017	0.00%	1,257,556	15.14	19,042,650	2.28%	6.27%
2016	0.00%	1,230,121	14.25	17,527,847	4.88%	6.53%
2015	0.00%	1,411,021	13.38	18,872,561	5.97%	-2.26%
Ivy Variable Insurance Portfolios - Asset Strategy: Class II (WRASP)
2019	0.00% to 0.25%	359,396	18.21 to 17.66	6,529,086	2.08%	21.78% to 21.47%
2018	0.00% to 0.25%	392,480	14.95 to 14.54	5,852,085	1.77%	-5.44% to -5.68%
2017	0.00% to 0.25%	476,572	15.81 to 15.41	7,507,042	1.53%	18.27% to 17.98%
2016	0.00% to 0.25%	572,683	13.37 to 13.07	7,622,325	0.56%	-2.57% to -2.81%
2015	0.00% to 0.25%	1,052,576	13.72 to 13.44	14,359,260	0.33%	-8.35% to -8.57%
Ivy Variable Insurance Portfolios - Growth: Class II (WRGP)
2019	0.00% to 0.25%	87,159	48.68 to 46.93	4,180,839	0.00%	36.59% to 36.24%
2018	0.00% to 0.25%	73,043	35.64 to 34.44	2,564,432	0.05%	2.28% to 2.03%
2017	0.00% to 0.25%	465,216	34.85 to 33.76	15,991,759	0.24%	29.34% to 29.02%
2016	0.00% to 0.25%	615,761	26.94 to 26.17	16,376,320	0.03%	1.22% to 0.97%
2015	0.00% to 0.25%	726,824	26.62 to 25.92	19,112,081	0.07%	7.17% to 6.90%
Ivy Variable Insurance Portfolios - High Income: Class II (WRHIP)
2019	0.00% to 0.25%	1,104,637	15.49 to 15.20	16,856,499	6.24%	11.19% to 10.91%
2018	0.00% to 0.25%	985,689	13.94 to 13.70	13,556,304	9.55%	-2.11% to -2.36%
2017	0.00% to 0.25%	2,901,171	14.24 to 14.04	40,979,338	5.48%	6.68% to 6.41%
2016	0.00% to 0.25%	2,885,082	13.34 to 13.19	38,252,688	7.49%	16.19% to 15.90%
2015	0.00% to 0.25%	3,168,839	11.49 to 11.38	36,199,055	6.24%	-6.50% to -6.74%
Ivy Variable Insurance Portfolios - Mid Cap Growth: Class II (WRMCG)
2019	0.00% to 0.25%	209,954	24.90 to 24.43	5,160,978	0.00%	37.94% to 37.60%
2018	0.00% to 0.25%	214,776	18.05 to 17.75	3,832,763	0.00%	-0.06% to -0.31%
2017	0.00% to 0.25%	237,680	18.06 to 17.81	4,246,448	0.00%	26.89% to 26.58%
2016	0.00% to 0.25%	297,974	14.23 to 14.07	4,199,956	0.00%	6.12% to 5.85%
2015	0.00% to 0.25%	497,206	13.41 to 13.29	6,616,270	0.00%	-5.78% to -6.01%
Ivy Variable Insurance Portfolios - Securian Real Estate Securities: Class II (WRRESP)
2019	0.00% to 0.25%	258,676	28.10 to 27.09	7,127,575	1.59%	24.43% to 24.12%
2018	0.00% to 0.25%	284,575	22.59 to 21.83	6,297,398	1.69%	-5.57% to -5.81%
2017	0.00% to 0.25%	315,454	23.92 to 23.17	7,430,087	1.29%	5.39% to 5.12%
2016	0.00% to 0.25%	390,460	22.70 to 22.04	8,724,567	1.05%	4.26% to 4.01%
2015	0.00% to 0.25%	323,475	21.77 to 21.20	6,956,811	1.17%	4.78% to 4.52%
Ivy Variable Insurance Portfolios - Science and Technology: Class II (WRSTP)
2019	0.00% to 0.25%	229,430	39.11 to 37.93	8,891,601	0.00%	49.48% to 49.11%
2018	0.00% to 0.25%	220,024	26.16 to 25.44	5,707,888	0.00%	-5.23% to -5.47%
2017	0.00% to 0.25%	581,218	27.61 to 26.91	15,816,783	0.00%	32.12% to 31.79%
2016	0.00% to 0.25%	651,961	20.90 to 20.42	13,447,888	0.00%	1.54% to 1.29%
2015	0.00% to 0.25%	740,554	20.58 to 20.16	15,064,146	0.00%	-2.88% to -3.12%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Mid Cap Value Portfolio: Class 1 (JPMMV1)
2019	0.00% to 0.25%	1,104,013	41.70 to 40.10	44,615,791	1.58%	26.76% to 26.44%
2018	0.00% to 0.25%	1,180,431	32.90 to 31.71	37,660,658	0.98%	-11.84% to -12.06%
2017	0.00% to 0.25%	1,224,199	37.31 to 36.06	44,377,807	0.81%	13.76% to 13.48%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Policy		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

2016	0.00% to 0.25%	1,056,953	32.80 to 31.78	33,768,491	0.66%	14.69% to 14.41%
2015	0.00% to 0.25%	573,578	28.60 to 27.77	16,060,386	0.94%	-2.66% to -2.90%
JPMorgan Insurance Trust - JPMorgan Insurance Trust Small Cap Core Portfolio 1 (JPSCE1)
2019	0.00% to 0.25%	42,359	14.10 to 13.93	592,986	0.38%	24.58% to 24.27%
2018	0.00% to 0.25%	37,754	11.32 to 11.21	425,088	0.39%	-11.93% to -12.15%
2017	0.00% to 0.25%	20,047	12.85 to 12.76	255,955	0.30%	15.23% to 14.94%
2016	0.25%	9,466	11.10	105,109	0.47%	19.91%
2015	0.25%	4,684	9.26	43,373	0.00%	-7.40%	****
Janus Henderson VIT Enterprise Portfolio: Institutional Shares (JAEI)
2019	0.00%	154,605	15.68	2,424,377	0.21%	35.49%
2018	0.00%	118,018	11.57	1,365,946	0.28%	-0.41%
2017	0.00%	59,840	11.62	695,474	0.03%	16.22%	****
Janus Henderson VIT Balanced Portfolio: Service Shares (JABS)
2019	0.00% to 0.25%	943,328	41.86 to 40.09	38,433,046	1.67%	22.27% to 21.97%
2018	0.00% to 0.25%	903,670	34.24 to 32.87	30,123,577	1.77%	0.43% to 0.18%
2017	0.00% to 0.25%	983,001	34.09 to 32.81	32,650,861	1.40%	18.13% to 17.84%
2016	0.00% to 0.25%	1,000,252	28.86 to 27.84	28,132,139	1.98%	4.32% to 4.06%
2015	0.00% to 0.25%	947,970	27.66 to 26.76	25,570,430	1.68%	0.41% to 0.16%
Janus Henderson VIT Enterprise Portfolio: Service Shares (JAMGS)
2019	0.00% to 0.25%	1,803,875	18.41 to 18.24	33,015,545	0.05%	35.16% to 34.82%
2018	0.00% to 0.25%	1,614,203	13.62 to 13.53	21,901,072	0.13%	-0.66% to -0.91%
2017	0.00% to 0.25%	1,484,183	13.71 to 13.66	20,303,080	0.74%	27.09% to 26.77%
2016	0.00% to 0.25%	457,212	10.79 to 10.77	4,926,666	0.40%	7.90% to 7.72%	****
Janus Henderson VIT Flexible Bond Portfolio: Service Shares (JAFBS)
2019	0.00% to 0.25%	628,541	11.50 to 11.35	7,178,288	2.94%	9.28% to 9.00%
2018	0.00% to 0.25%	658,022	10.53 to 10.41	6,885,159	2.84%	-1.29% to -1.53%
2017	0.00% to 0.25%	590,048	10.66 to 10.58	6,253,498	2.47%	3.35% to 3.10%
2016	0.00% to 0.25%	1,347,630	10.32 to 10.26	13,834,191	2.43%	2.22% to 1.97%
2015	0.00% to 0.25%	1,234,000	10.09 to 10.06	12,417,813	2.23%	-0.06% to -0.31%
Janus Henderson VIT Forty Portfolio: Service Shares (JACAS)
2019	0.00% to 0.25%	1,418,018	37.69 to 35.86	52,988,344	0.02%	36.85% to 36.51%
2018	0.00% to 0.25%	1,660,305	27.54 to 26.27	45,182,808	1.23%	1.72% to 1.46%
2017	0.00% to 0.25%	1,807,599	27.08 to 25.89	48,354,785	0.00%	29.99% to 29.67%
2016	0.00% to 0.25%	1,996,099	20.83 to 19.97	41,096,683	0.88%	1.94% to 1.69%
2015	0.00% to 0.25%	2,232,703	20.43 to 19.63	45,096,682	1.25%	11.94% to 11.66%
Janus Henderson VIT Global Technology Portfolio: Service Shares (JAGTS)
2019	0.00% to 0.25%	1,245,624	23.36 to 22.23	28,876,527	0.43%	44.82% to 44.46%
2018	0.00% to 0.25%	1,466,235	16.13 to 15.39	23,412,937	1.05%	0.91% to 0.66%
2017	0.00% to 0.25%	1,474,567	15.99 to 15.29	23,375,459	0.44%	44.91% to 44.55%
2016	0.00% to 0.25%	1,367,724	11.03 to 10.57	14,991,999	0.09%	13.85% to 13.57%
2015	0.00% to 0.25%	1,452,572	9.69 to 9.31	14,007,986	0.81%	4.65% to 4.38%
Janus Henderson VIT Overseas Portfolio: Service Shares (JAIGS)
2019	0.00% to 0.25%	1,200,849	18.31 to 17.42	21,781,509	1.84%	26.71% to 26.39%
2018	0.00% to 0.25%	1,298,483	14.45 to 13.78	18,565,042	1.66%	-15.14% to -15.35%
2017	0.00% to 0.25%	1,399,934	17.03 to 16.28	23,603,457	1.58%	30.80% to 30.48%
2016	0.00% to 0.25%	1,506,768	13.02 to 12.48	19,431,410	5.11%	-6.71% to -6.94%
2015	0.00% to 0.25%	1,556,610	13.95 to 13.41	21,561,467	0.48%	-8.80% to -9.03%
Janus Henderson VIT Mid Cap Value Portfolio: Service Shares (JAMVS)
2019	0.20% to 0.25%	40,695	21.99 to 21.88	894,638	1.46%	29.79% to 29.72%
2018	0.20% to 0.25%	53,472	16.94 to 16.87	905,705	0.83%	-13.99% to -14.04%
2017	0.20% to 0.25%	80,340	19.70 to 19.62	1,582,383	0.65%	13.40% to 13.35%
2016	0.00% to 0.25%	82,367	17.60 to 17.31	1,432,096	0.82%	18.76% to 18.47%
2015	0.00% to 0.25%	135,681	14.82 to 14.61	1,988,712	1.06%	-3.69% to -3.93%
Lazard Retirement Series, Inc. - Lazard Retirement Emerging Markets Equity Portfolio: Service Shares (LZREMS)
2019	0.00% to 0.25%	1,217,379	12.76 to 12.46	15,279,275	0.79%	18.14% to 17.85%
2018	0.00% to 0.25%	2,023,340	10.80 to 10.57	21,507,124	1.42%	-18.56% to -18.76%
2017	0.00% to 0.25%	3,009,423	13.27 to 13.01	39,329,049	1.77%	27.82% to 27.51%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Policy		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

2016	0.00% to 0.25%	3,028,245	10.38 to 10.21	31,006,169	1.04%	20.78% to 20.48%
2015	0.00% to 0.25%	3,088,800	8.59 to 8.47	26,233,081	1.29%	-20.05% to -20.25%
Legg Mason Partners Variable Equity Trust - ClearBridge Variable Small Cap Growth Portfolio: Class I (SBVSG)
2019	0.00% to 0.25%	652,734	32.07 to 31.10	20,470,815	0.00%	26.87% to 26.56%
2018	0.00% to 0.25%	717,325	25.28 to 24.58	17,759,007	0.00%	3.44% to 3.18%
2017	0.00% to 0.25%	602,145	24.44 to 23.82	14,408,860	0.00%	24.26% to 23.96%
2016	0.00% to 0.25%	634,718	19.67 to 19.22	12,235,290	0.00%	5.80% to 5.54%
2015	0.00% to 0.25%	614,965	18.59 to 18.21	11,222,935	0.00%	-4.37% to -4.61%
Lincoln Variable Insurance Products Trust - Baron Growth Opportunities Fund: Service Class (BNCAI)
2019	0.10% to 0.25%	103,709	61.99 to 60.40	6,323,881	0.00%	36.25% to 36.04%
2018	0.20% to 0.25%	138,622	44.76 to 44.40	6,172,909	0.00%	-4.13% to -4.17%
2017	0.00% to 0.25%	148,839	48.14 to 46.33	6,920,191	0.00%	27.24% to 26.92%
2016	0.00% to 0.25%	151,250	37.84 to 36.51	5,538,114	0.42%	5.57% to 5.31%
2015	0.00% to 0.25%	219,509	35.84 to 34.67	7,628,457	0.00%	-4.77% to -5.01%
Lord Abbett Series Fund, Inc. - Total Return Portfolio: Class VC (LOVTRC)
2019	0.00% to 0.25%	2,753,771	11.41 to 11.28	31,140,927	2.97%	8.41% to 8.14%
2018	0.00% to 0.25%	2,164,849	10.53 to 10.43	22,624,297	3.23%	-1.03% to -1.27%
2017	0.00% to 0.25%	1,886,225	10.64 to 10.57	19,954,760	3.01%	3.86% to 3.61%
2016	0.00% to 0.25%	1,122,526	10.24 to 10.20	11,458,058	3.23%	4.26% to 4.00%
2015	0.00% to 0.25%	696,348	9.82 to 9.81	6,830,955	6.21%	-1.76% to -1.93%	****
Lord Abbett Series Fund, Inc. - Short Duration Income Portfolio: Class VC (LOVSDC)
2019	0.00% to 0.25%	1,956,169	11.03 to 10.93	21,417,644	3.53%	5.06% to 4.79%
2018	0.00% to 0.25%	1,808,605	10.50 to 10.43	18,872,525	3.81%	1.15% to 0.90%
2017	0.20% to 0.25%	1,393,388	10.35 to 10.34	14,405,924	3.55%	1.99% to 1.93%
2016	0.20% to 0.25%	1,181,419	10.14	11,980,773	4.09%	1.40%	****
Lord Abbett Series Fund, Inc. - Bond Debenture Portfolio: Class VC (LOVBD)
2019	0.00% to 0.25%	313,730	13.27 to 13.08	4,106,436	4.58%	13.35% to 13.07%
2018	0.00% to 0.25%	260,383	11.71 to 11.57	3,013,495	4.66%	-4.02% to -4.26%
2017	0.00% to 0.25%	248,802	12.20 to 12.09	3,007,551	4.42%	9.21% to 8.94%
2016	0.20% to 0.25%	226,991	11.11 to 11.09	2,518,441	5.09%	11.91% to 11.85%
2015	0.20% to 0.25%	30,871	9.93 to 9.92	306,229	8.70%	-1.73% to -1.78%
Lord Abbett Series Fund, Inc. - Mid Cap Stock Portfolio: Class VC (LOVMCV)
2019	0.00% to 0.25%	491	24.45 to 23.57	11,919	0.97%	22.64% to 22.34%
2018	0.00% to 0.25%	467	19.94 to 19.27	9,231	0.67%	-15.04% to -15.25%
2017	0.00% to 0.25%	497	23.46 to 22.73	11,571	0.25%	6.83% to 6.56%
2016	0.00% to 0.25%	5,533	21.96 to 21.33	118,289	0.51%	16.39% to 16.10%
2015	0.00% to 0.25%	5,441	18.87 to 18.37	100,210	0.10%	-3.79% to -4.03%
MFS(R) Variable Insurance Trust II - MFS Research International Portfolio: Service Class (MV2RIS)
2019	0.00% to 0.25%	2,182,472	12.71 to 12.56	27,601,876	0.24%	27.67% to 27.35%
2018	0.00% to 0.25%	87,513	9.96 to 9.86	865,005	1.28%	-14.32% to -14.53%
2017	0.00% to 0.25%	140,953	11.62 to 11.54	1,628,346	1.07%	27.90% to 27.58%
2016	0.20% to 0.25%	287,386	9.05	2,599,441	1.34%	-1.16%
2015	0.00% to 0.25%	310,021	9.17 to 9.15	2,837,301	1.83%	-8.31% to -8.49%	****
MFS(R) Variable Insurance Trust II - MFS Massachusetts Investors Growth Stock Portfolio: Initial Class (MV2IGI)
2019	0.00%	230,941	18.95	4,376,288	0.60%	39.95%
2018	0.00%	229,541	13.54	3,108,024	0.58%	0.81%
2017	0.00%	251,410	13.43	3,376,803	0.65%	28.42%
2016	0.00%	271,340	10.46	2,837,846	0.60%	6.08%
2015	0.00%	297,791	9.86	2,936,113	0.50%	-1.40%	****
MFS(R) Variable Insurance Trust - MFS Total Return Bond Series: Service Class (MVRBSS)
2019	0.25%	109,591	11.04	1,210,363	1.84%	9.65%
2018	0.25%	23,116	10.07	232,843	2.90%	-1.58%
2017	0.25%	9,484	10.23	97,060	0.00%	2.34%	****
MFS(R) Variable Insurance Trust III - MFS Mid Cap Value Portfolio: Service Class (MV3MVS)
2019	0.20% to 0.25%	902	10.99	9,912	0.00%	9.86%	****
MFS(R) Variable Insurance Trust II - MFS International Growth Portfolio: Initial Class (MVIGIC)
2019	0.00%	11,023	10.96	120,843	0.40%	9.63%	****

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Policy		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

MFS(R) Variable Insurance Trust II - MFS Blended Research(R) Core Equity Portfolio: Service Class (MVBRES)
2019	0.00% to 0.25%	144,468	17.20 to 16.96	2,454,672	1.32%	28.87% to 28.55%
2018	0.20% to 0.25%	173,610	13.22 to 13.19	2,291,750	1.32%	-8.17% to -8.22%
2017	0.20% to 0.25%	69,728	14.40 to 14.37	1,002,295	1.31%	20.23% to 20.17%
2016	0.20% to 0.25%	56,347	11.98 to 11.96	673,978	1.20%	7.96% to 7.91%
2015	0.20% to 0.25%	74,067	11.09 to 11.08	821,115	2.15%	0.67% to 0.62%
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Initial Class (MNDIC)
2019	0.00%	56,254	25.67	1,443,769	0.00%	41.70%
2018	0.00%	48,699	18.11	882,052	0.00%	-1.48%
2017	0.00%	28,555	18.38	524,942	0.00%	26.65%
2016	0.00%	23,315	14.51	338,410	0.00%	9.05%
2015	0.00%	30,567	13.31	406,846	0.00%	-1.89%
MFS(R) Variable Insurance Trust - MFS Mid Cap Growth Series: Service Class (MMCGSC)
2019	0.00% to 0.25%	18,803	13.29 to 13.24	249,236	0.00%	38.28% to 37.93%
2018	0.00% to 0.25%	17,017	9.61 to 9.60	163,437	0.00%	-3.86% to -4.02%	****
MFS(R) Variable Insurance Trust - MFS New Discovery Series: Service Class (MNDSC)
2019	0.00% to 0.25%	32,582	25.17 to 24.69	816,382	0.00%	41.27% to 40.92%
2018	0.00% to 0.25%	29,829	17.82 to 17.52	530,286	0.00%	-1.72% to -1.96%
2017	0.00% to 0.25%	32,546	18.13 to 17.87	588,335	0.00%	26.33% to 26.02%
2016	0.20% to 0.25%	5,578	14.22 to 14.18	79,121	0.00%	8.58% to 8.53%
2015	0.00% to 0.25%	27,229	13.19 to 13.07	356,357	0.00%	-2.15% to -2.39%
MFS(R) Variable Insurance Trust - MFS Value Series: Initial Class (MVFIC)
2019	0.00%	230,589	49.48	11,409,669	2.10%	29.80%
2018	0.00%	262,410	38.12	10,003,144	1.49%	-10.09%
2017	0.00%	318,782	42.40	13,515,237	1.92%	17.65%
2016	0.00%	332,771	36.04	11,991,713	2.16%	14.09%
2015	0.00%	313,122	31.59	9,890,222	2.29%	-0.74%
MFS(R) Variable Insurance Trust - MFS Value Series: Service Class (MVFSC)
2019	0.00% to 0.25%	3,683,177	23.83 to 23.11	85,548,086	1.87%	29.51% to 29.18%
2018	0.00% to 0.25%	4,057,097	18.40 to 17.89	72,846,194	1.32%	-10.36% to -10.58%
2017	0.00% to 0.25%	4,097,326	20.53 to 20.01	82,242,780	1.81%	17.35% to 17.06%
2016	0.00% to 0.25%	3,786,227	17.49 to 17.09	64,920,421	2.00%	13.78% to 13.49%
2015	0.00% to 0.25%	2,395,774	15.38 to 15.06	36,194,371	2.12%	-0.93% to -1.18%
MFS(R) Variable Insurance Trust II - MFS International Intrinsic Value Portfolio: Service Class (MVIVSC)
2019	0.00% to 0.25%	3,016,906	33.47 to 32.59	98,737,788	1.50%	25.65% to 25.34%
2018	0.00% to 0.25%	3,148,318	26.64 to 26.00	82,138,111	0.86%	-9.72% to -9.95%
2017	0.00% to 0.25%	3,580,987	29.51 to 28.87	103,804,494	1.35%	26.82% to 26.50%
2016	0.00% to 0.25%	3,598,366	23.27 to 22.83	82,415,948	1.15%	3.84% to 3.58%
2015	0.00% to 0.25%	3,393,304	22.41 to 22.04	74,992,713	1.81%	6.32% to 6.05%
Morgan Stanley Variable Insurance Fund, Inc. - Core Plus Fixed Income Portfolio: Class I (MSVFI)
2019	0.00%	115,319	19.70	2,271,641	4.03%	10.88%
2018	0.00%	117,770	17.77	2,092,287	2.53%	-0.65%
2017	0.00%	133,523	17.88	2,387,701	3.17%	6.24%
2016	0.00%	118,983	16.83	2,002,670	2.08%	6.11%
2015	0.00%	101,355	15.86	1,607,721	3.38%	-0.65%
Morgan Stanley Variable Insurance Fund, Inc. - Emerging Markets Debt Portfolio: Class I (MSEM)
2019	0.00% to 0.25%	192,075	42.52 to 40.58	8,154,321	5.29%	14.25% to 13.97%
2018	0.00% to 0.25%	207,015	37.22 to 35.61	7,571,021	7.47%	-6.94% to -7.18%
2017	0.00% to 0.25%	524,587	39.99 to 38.36	24,398,279	5.49%	9.71% to 9.44%
2016	0.00% to 0.25%	507,033	36.45 to 35.05	21,693,860	6.88%	10.55% to 10.28%
2015	0.00% to 0.25%	826,783	32.97 to 31.78	33,218,941	5.22%	-1.12% to -1.36%
Morgan Stanley Variable Insurance Fund, Inc. - Global Real Estate Portfolio: Class II (VKVGR2)
2019	0.00% to 0.25%	421,903	13.98 to 13.56	5,747,394	2.42%	18.06% to 17.76%
2018	0.00% to 0.25%	449,700	11.84 to 11.51	5,193,412	3.12%	-8.20% to -8.43%
2017	0.00% to 0.25%	395,703	12.90 to 12.57	4,985,540	2.33%	9.71% to 9.43%
2016	0.00% to 0.25%	422,599	11.76 to 11.49	4,870,267	1.40%	3.12% to 2.86%
2015	0.00% to 0.25%	471,131	11.40 to 11.17	5,270,760	2.30%	-1.42% to -1.66%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Policy		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

Morgan Stanley Variable Insurance Fund, Inc. - Discovery Portfolio: Class I (MSVMG)
2019	0.00% to 0.25%	73,374	33.34 to 31.74	2,355,735	0.00%	40.11% to 39.76%
2018	0.00% to 0.25%	168,880	23.79 to 22.71	3,847,166	0.00%	10.65% to 10.37%
2017	0.00% to 0.25%	229,681	21.50 to 20.58	4,737,853	0.00%	38.76% to 38.42%
2016	0.00% to 0.25%	372,666	15.50 to 14.86	5,557,051	0.00%	-8.78% to -9.01%
2015	0.00% to 0.25%	561,751	16.99 to 16.34	9,220,353	0.00%	-5.90% to -6.13%
Morgan Stanley Variable Insurance Fund, Inc. - Growth Portfolio: Class I (MSVEG)
2019	0.00% to 0.25%	105,709	40.74 to 39.51	4,212,977	0.00%	31.81% to 31.48%
2018	0.00% to 0.25%	70,519	30.91 to 30.05	2,142,311	0.00%	7.54% to 7.27%
2017	0.00% to 0.25%	91,342	28.74 to 28.02	2,577,089	0.00%	43.15% to 42.79%
2016	0.00% to 0.25%	81,298	20.08 to 19.62	1,601,538	0.00%	-1.64% to -1.88%
2015	0.00% to 0.25%	69,285	20.41 to 20.00	1,390,107	0.00%	12.24% to 11.96%
Morgan Stanley Variable Insurance Fund, Inc. - U.S. Real Estate Portfolio: Class I (MSVRE)
2019	0.00% to 0.25%	160,729	62.25 to 57.53	10,593,341	1.85%	18.94% to 18.64%
2018	0.10% to 0.25%	174,180	52.34 to 48.49	9,200,872	2.83%	-7.71% to -7.95%
2017	0.10% to 0.25%	288,035	66.09 to 52.67	16,012,798	1.53%	3.01% to 2.85%
2016	0.10% to 0.25%	338,494	64.16 to 51.21	18,264,129	1.38%	6.71% to 6.55%
2015	0.10% to 0.25%	402,965	60.13 to 48.07	20,329,045	1.35%	2.07% to 1.92%
Nationwide Variable Insurance Trust - NVIT iShares Fixed Income ETF Fund: Class II (NVFIII)
2019	0.00%	11,457	10.57	121,050	1.08%	5.66%	****
Nationwide Variable Insurance Trust - NVIT Government Bond Fund: Class I (GBF)
2019	0.00% to 0.25%	6,370,399	24.07 to 19.53	137,541,891	2.47%	6.27% to 6.00%
2018	0.00% to 0.25%	3,491,610	22.65 to 18.43	70,324,102	2.63%	-0.05% to -0.30%
2017	0.00% to 0.25%	2,620,662	22.66 to 18.48	52,579,295	2.14%	2.08% to 1.83%
2016	0.00% to 0.25%	2,681,148	22.20 to 18.15	53,132,962	1.93%	0.74% to 0.49%
2015	0.00% to 0.25%	2,796,778	22.03 to 18.06	55,120,112	1.66%	-0.11% to -0.36%
Nationwide Variable Insurance Trust - Amundi NVIT Multi Sector Bond Fund: Class I (MSBF)
2019	0.00% to 0.25%	416,531	27.26 to 24.41	11,150,443	4.93%	9.17% to 8.90%
2018	0.00% to 0.25%	456,560	24.97 to 22.42	11,082,366	2.78%	-2.34% to -2.59%
2017	0.00% to 0.25%	481,385	25.57 to 23.01	12,023,718	4.65%	6.33% to 6.07%
2016	0.00% to 0.25%	505,737	24.04 to 21.70	11,910,627	3.30%	8.65% to 8.38%
2015	0.00% to 0.25%	494,615	22.13 to 20.02	10,732,453	2.08%	-2.89% to -3.13%
Nationwide Variable Insurance Trust - Federated NVIT High Income Bond Fund: Class I (HIBF)
2019	0.00% to 0.25%	689,566	34.76 to 34.09	23,640,241	5.42%	14.74% to 14.45%
2018	0.00% to 0.25%	798,649	30.29 to 29.78	23,884,052	6.16%	-3.00% to -3.24%
2017	0.00% to 0.25%	760,714	31.23 to 30.78	23,508,545	5.56%	6.76% to 6.49%
2016	0.00% to 0.25%	764,369	29.25 to 28.90	22,163,019	5.76%	14.16% to 13.87%
2015	0.00% to 0.25%	792,106	25.62 to 25.38	20,149,457	5.47%	-2.61% to -2.85%
Nationwide Variable Insurance Trust - American Funds NVIT Bond Fund: Class II (GVABD2)
2019	0.00%	117,649	15.04	1,769,359	1.93%	8.98%
2018	0.00%	109,099	13.80	1,505,534	2.41%	-1.07%
2017	0.00%	93,773	13.95	1,308,080	1.22%	3.21%
2016	0.00%	101,604	13.52	1,373,217	2.37%	2.65%
2015	0.00%	113,914	13.17	1,499,841	1.36%	-0.23%
Nationwide Variable Insurance Trust - NVIT Core Plus Bond Fund: Class I (NVLCP1)
2019	0.00%	117,469	17.29	2,030,781	3.22%	9.89%
2018	0.00%	127,441	15.73	2,004,980	2.77%	-1.20%
2017	0.00%	122,014	15.92	1,942,992	2.32%	3.94%
2016	0.00%	145,090	15.32	2,222,841	2.98%	3.70%
2015	0.00%	163,170	14.77	2,410,668	1.87%	-0.32%
Nationwide Variable Insurance Trust - NVIT Core Bond Fund: Class I (NVCBD1)
2019	0.00%	160,810	16.24	2,611,223	3.18%	8.94%
2018	0.00%	136,733	14.91	2,038,006	3.51%	-0.42%
2017	0.00%	126,280	14.97	1,890,127	3.21%	4.40%
2016	0.00%	115,114	14.34	1,650,436	3.79%	5.35%
2015	0.00%	71,807	13.61	977,281	2.55%	-0.72%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class I (NVSTB1)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Policy		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

2019	0.00% to 0.25%	8,069,491	12.92 to 12.55	102,835,231	2.57%	4.33% to 4.07%
2018	0.00% to 0.25%	6,606,604	12.38 to 12.06	80,692,065	3.17%	0.98% to 0.73%
2017	0.00% to 0.25%	3,643,728	12.26 to 11.97	44,065,574	2.28%	1.95% to 1.70%
2016	0.00% to 0.25%	2,715,651	12.03 to 11.77	32,219,057	2.63%	2.75% to 2.49%
2015	0.00% to 0.25%	1,302,410	11.71 to 11.48	14,970,825	1.59%	-0.08% to -0.33%
Nationwide Variable Insurance Trust - NVIT Short Term Bond Fund: Class II (NVSTB2)
2019	0.00%	234,739	12.53	2,941,158	2.37%	4.09%
2018	0.00%	223,003	12.04	2,684,401	2.79%	0.82%
2017	0.00%	135,228	11.94	1,614,564	1.87%	1.58%
2016	0.00%	103,139	11.75	1,212,293	1.48%	2.49%
2015	0.00%	136,028	11.47	1,560,000	1.72%	-0.34%
Nationwide Variable Insurance Trust - NVIT Bond Index Fund: Class I (NVBX)
2019	0.00% to 0.25%	22,483,412	11.72 to 11.56	302,908,062	3.06%	8.40% to 8.13%
2018	0.00% to 0.25%	16,799,978	10.81 to 10.69	180,438,802	2.58%	-0.36% to -0.61%
2017	0.00% to 0.25%	16,764,981	10.85 to 10.75	181,026,501	3.00%	3.12% to 2.86%
2016	0.00% to 0.25%	9,423,378	10.53 to 10.46	98,726,317	2.31%	2.26% to 2.01%
2015	0.00% to 0.25%	9,294,873	10.29 to 10.25	95,391,912	2.32%	0.14% to -0.11%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class I (SAM)
2019	0.00% to 0.25%	2,945,259	14.81 to 12.13	43,621,222	1.77%	1.78% to 1.53%
2018	0.00% to 0.25%	3,087,242	14.55 to 11.95	44,916,430	1.39%	1.39% to 1.14%
2017	0.00% to 0.25%	2,720,878	14.35 to 11.81	39,022,347	0.42%	0.42% to 0.17%
2016	0.00% to 0.25%	3,214,145	14.29 to 11.79	45,893,151	0.01%	0.01% to -0.24%
2015	0.00% to 0.25%	3,306,864	14.29 to 11.82	47,207,095	0.00%	0.00% to -0.25%
Nationwide Variable Insurance Trust - NVIT Government Money Market Fund: Class V (SAM5)
2019	0.00% to 0.25%	18,952,580	12.18 to 11.67	223,665,269	1.83%	1.83% to 1.58%
2018	0.00% to 0.25%	15,777,823	11.96 to 11.48	182,989,302	1.43%	1.44% to 1.19%
2017	0.00% to 0.25%	15,049,008	11.79 to 11.35	172,496,303	0.47%	0.47% to 0.22%
2016	0.00% to 0.25%	13,128,527	11.73 to 11.33	149,888,173	0.03%	0.03% to -0.22%
2015	0.00% to 0.25%	14,808,532	11.73 to 11.35	169,295,370	0.00%	0.00% to -0.25%
Nationwide Variable Insurance Trust - NVIT iShares Global Equity ETF Fund: Class II (NVGEII)
2019	0.00%	1,703	10.87	18,510	0.58%	8.69%	****
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Growth Fund: Class I (NVMLG1)
2019	0.00% to 0.25%	542,567	27.93 to 27.12	15,086,794	4.06%	30.53% to 30.20%
2018	0.00% to 0.25%	606,571	21.39 to 20.83	12,927,838	0.31%	-3.08% to -3.32%
2017	0.00% to 0.25%	624,433	22.07 to 21.55	13,741,353	0.35%	30.20% to 29.88%
2016	0.00% to 0.25%	702,223	16.95 to 16.59	11,876,806	0.89%	2.19% to 1.94%
2015	0.00% to 0.25%	699,376	16.59 to 16.27	11,590,235	0.47%	3.43% to 3.18%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Large Cap Value Fund: Class I (NVMLV1)
2019	0.00% to 0.25%	821,925	21.79 to 24.39	19,390,071	21.85%	25.40% to 25.09%
2018	0.00% to 0.25%	926,784	17.38 to 19.50	17,463,495	1.54%	-11.58% to -11.81%
2017	0.00% to 0.25%	960,033	19.65 to 22.11	20,435,141	1.51%	14.54% to 14.25%
2016	0.00% to 0.25%	990,502	17.16 to 19.35	18,396,747	1.87%	16.35% to 16.06%
2015	0.00% to 0.25%	1,027,161	14.75 to 16.67	16,442,051	2.27%	-3.15% to -3.39%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Growth Fund: Class I (NVMMG1)
2019	0.00% to 0.25%	1,543,482	27.95 to 27.14	43,080,056	0.00%	37.25% to 36.91%
2018	0.00% to 0.25%	1,712,714	20.36 to 19.83	34,827,130	0.00%	-6.85% to -7.08%
2017	0.00% to 0.25%	1,786,642	21.86 to 21.34	39,018,652	0.00%	27.74% to 27.42%
2016	0.00% to 0.25%	2,572,757	17.11 to 16.75	43,899,908	0.00%	6.47% to 6.20%
2015	0.00% to 0.25%	2,738,949	16.07 to 15.77	43,932,455	0.00%	-0.18% to -0.43%
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Growth Fund: Class I (NVMIG1)
2019	0.00%	1,200,666	13.35	16,026,199	1.23%	33.15%
2018	0.00%	1,318,529	10.02	13,217,896	1.09%	-16.46%
2017	0.00%	1,364,483	12.00	16,373,011	1.23%	25.77%
2016	0.00%	1,476,548	9.54	14,087,207	1.44%	-2.12%
2015	0.00%	1,587,910	9.75	15,478,083	0.72%	-0.49%
Nationwide Variable Insurance Trust - NVIT Real Estate Fund: Class I (NVRE1)
2019	0.00% to 0.25%	1,372,936	21.40 to 41.81	32,551,143	1.72%	30.70% to 30.38%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Policy		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

2018	0.00% to 0.25%	1,473,675	16.37 to 32.07	27,139,310	1.82%	-3.92% to -4.16%
2017	0.00% to 0.25%	1,662,999	17.04 to 33.46	32,188,831	2.18%	6.50% to 6.23%
2016	0.00% to 0.25%	1,769,718	16.00 to 31.50	32,029,409	2.01%	7.35% to 7.08%
2015	0.00% to 0.25%	1,934,105	14.91 to 29.42	32,169,726	2.62%	-5.36% to -5.59%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class I (NVMMV1)
2019	0.00% to 0.25%	326,265	27.07 to 26.29	8,745,468	2.38%	23.97% to 23.66%
2018	0.00% to 0.25%	338,667	21.83 to 21.26	7,329,003	1.30%	-13.12% to -13.33%
2017	0.00% to 0.25%	321,257	25.13 to 24.53	8,020,943	1.93%	13.95% to 13.66%
2016	0.00% to 0.25%	60,062	22.05 to 21.58	1,306,453	1.61%	17.72% to 17.43%
2015	0.00% to 0.25%	57,439	18.73 to 18.38	1,063,100	1.44%	-2.75% to -2.99%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Mid Cap Value Fund: Class II (NVMMV2)
2019	0.00%	500,340	26.61	13,314,607	2.25%	23.85%
2018	0.00%	539,003	21.49	11,581,733	1.06%	-13.15%
2017	0.00%	595,604	24.74	14,736,438	1.10%	13.84%
2016	0.00%	655,772	21.73	14,252,796	1.41%	17.59%
2015	0.00%	682,469	18.48	12,613,881	1.13%	-2.89%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Multi Cap Opportunities Fund: Class I (NVNMO1)
2019	0.00%	744,674	24.85	18,504,708	0.66%	28.07%
2018	0.00%	777,174	19.40	15,079,331	0.54%	-4.76%
2017	0.00%	885,441	20.37	18,039,591	0.52%	24.85%
2016	0.00%	970,413	16.32	15,835,198	0.80%	13.60%
2015	0.00%	1,043,310	14.36	14,986,341	0.77%	-1.08%
Nationwide Variable Insurance Trust - Neuberger Berman NVIT Socially Responsible Fund: Class I (NVNSR1)
2019	0.00%	8,372	25.72	215,301	0.81%	26.01%
2018	0.00% to 0.25%	10,147	20.41 to 12.03	206,797	0.66%	-5.79% to -6.03%
2017	0.00%	10,377	21.66	224,801	0.54%	18.62%
2016	0.00%	13,923	18.26	254,278	0.79%	10.11%
2015	0.00%	16,728	16.59	277,452	0.77%	-0.32%
Nationwide Variable Insurance Trust - American Century NVIT Multi Cap Value Fund: Class I (NVAMV1)
2019	0.00%	1,163,109	35.39	41,167,002	2.68%	26.95%
2018	0.00%	1,267,871	27.88	35,347,777	1.42%	-9.35%
2017	0.00%	1,357,653	30.75	41,754,065	1.69%	8.67%
2016	0.00%	1,455,365	28.30	41,186,313	2.38%	20.44%
2015	0.00%	1,546,350	23.50	36,335,010	2.39%	-4.28%
Nationwide Variable Insurance Trust - NVIT Dynamic U.S. Growth Fund: Class I (NVOLG1)
2019	0.00% to 0.25%	4,099,182	46.19 to 17.80	186,532,170	1.73%	37.62% to 37.27%
2018	0.00% to 0.25%	4,451,457	33.57 to 12.97	146,879,969	0.78%	-1.27% to -1.52%
2017	0.00% to 0.25%	4,775,384	34.00 to 13.17	160,027,861	0.48%	27.31% to 26.99%
2016	0.00% to 0.25%	5,059,454	26.71 to 10.37	135,005,393	0.76%	3.63% to 3.68%	****
2015	0.00%	4,934,844	25.77	127,175,154	0.63%	5.09%
Nationwide Variable Insurance Trust - Templeton NVIT International Value Fund: Class I (NVTIV3)
2019	0.00%	60,476	18.11	1,094,990	2.48%	12.49%
2018	0.00%	62,918	16.10	1,012,749	2.00%	-15.69%
2017	0.00%	60,833	19.09	1,161,395	2.42%	22.72%
2016	0.00%	36,585	15.56	569,167	2.03%	1.12%
2015	0.00%	45,612	15.39	701,775	2.37%	-3.90%
Nationwide Variable Insurance Trust - DoubleLine NVIT Total Return Tactical Fund: Class II (DTRTFB)
2019	0.00%	12,047	10.85	130,758	5.61%	6.59%
2018	0.00%	252	10.18	2,566	2.69%	1.83%	****
Nationwide Variable Insurance Trust - NVIT Nationwide Fund: Class I (TRF)
2019	0.00% to 0.25%	2,069,600	41.17 to 31.95	77,888,080	0.77%	29.31% to 28.98%
2018	0.00% to 0.25%	4,994,776	31.84 to 24.77	136,447,001	1.08%	0.00% to -0.25%
2017	0.00% to 0.25%	5,166,790	31.84 to 24.84	141,543,651	0.98%	20.52% to 20.22%
2016	0.00% to 0.25%	5,801,396	26.42 to 20.66	131,664,747	1.45%	11.39% to 11.11%
2015	0.00% to 0.25%	6,001,037	23.72 to 18.59	122,867,582	1.25%	0.94% to 0.68%
Nationwide Variable Insurance Trust - BlackRock NVIT Equity Dividend Fund: Class I (EIF)
2019	0.00% to 0.10%	419,411	36.18 to 29.93	14,598,789	1.84%	27.31% to 27.18%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Policy		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

2018	0.00% to 0.25%	432,609	28.41 to 22.80	11,875,575	1.82%	-7.26% to -7.49%
2017	0.00% to 0.25%	422,158	30.64 to 24.65	12,592,208	3.11%	18.00% to 17.70%
2016	0.00% to 0.25%	449,740	25.97 to 20.94	11,423,040	2.70%	17.89% to 17.59%
2015	0.00% to 0.25%	491,781	22.03 to 17.81	10,598,730	1.56%	-6.30% to -6.53%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Growth Fund: Class I (SCGF)
2019	0.00% to 0.25%	578,711	46.50 to 44.16	26,525,233	0.00%	35.71% to 35.37%
2018	0.00% to 0.25%	622,751	34.26 to 32.62	21,042,841	0.00%	-7.94% to -8.17%
2017	0.00% to 0.25%	634,458	37.22 to 35.52	23,303,149	0.00%	24.92% to 24.61%
2016	0.00% to 0.25%	614,860	29.79 to 28.50	18,116,126	0.00%	8.30% to 8.04%
2015	0.00% to 0.25%	624,974	27.51 to 26.38	17,035,327	0.00%	0.76% to 0.50%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Company Fund: Class I (SCF)
2019	0.00% to 0.25%	795,273	64.14 to 42.13	44,132,344	0.07%	25.65% to 25.33%
2018	0.00% to 0.25%	916,577	51.05 to 33.61	39,442,351	0.01%	-12.63% to -12.85%
2017	0.00% to 0.25%	970,377	58.43 to 38.57	48,099,161	0.00%	13.49% to 13.20%
2016	0.00% to 0.25%	1,059,980	51.49 to 34.07	46,370,729	0.33%	22.83% to 22.53%
2015	0.00% to 0.25%	1,156,133	41.92 to 27.81	41,158,133	0.37%	-1.63% to -1.88%
Nationwide Variable Insurance Trust - NVIT Emerging Markets Fund: Class I (GEM)
2019	0.00% to 0.25%	459,444	33.29 to 31.73	15,137,344	2.40%	22.95% to 22.64%
2018	0.00% to 0.25%	532,915	27.08 to 25.87	14,229,176	0.68%	-17.42% to -17.62%
2017	0.00% to 0.25%	564,747	32.79 to 31.40	18,301,969	1.42%	41.50% to 41.15%
2016	0.00% to 0.25%	533,999	23.17 to 22.25	12,233,957	0.82%	7.72% to 7.45%
2015	0.00% to 0.25%	532,848	21.51 to 20.71	11,336,532	0.85%	-15.99% to -16.20%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class I (GIG)
2019	0.00% to 0.25%	882,785	21.02 to 20.03	18,303,355	2.57%	19.12% to 18.82%
2018	0.00% to 0.25%	959,672	17.65 to 16.86	16,670,300	2.05%	-14.53% to -14.75%
2017	0.00% to 0.25%	945,696	20.65 to 19.78	19,235,070	1.80%	27.45% to 27.13%
2016	0.00% to 0.25%	1,036,347	16.20 to 15.55	16,611,416	2.14%	0.87% to 0.62%
2015	0.00% to 0.25%	1,135,892	16.06 to 15.46	18,048,434	0.54%	-3.06% to -3.30%
Nationwide Variable Insurance Trust - NVIT International Equity Fund: Class II (NVIE6)
2019	0.00%	16,404	12.23	200,590	2.30%	18.91%
2018	0.00%	18,710	10.28	192,399	1.82%	-14.80%
2017	0.00%	19,184	12.07	231,546	1.53%	27.07%
2016	0.00%	19,769	9.50	187,771	1.93%	0.63%
2015	0.00%	20,759	9.44	195,933	0.25%	-3.22%
Nationwide Variable Insurance Trust - NVIT Multi-Manager Small Cap Value Fund: Class I (SCVF)
2019	0.00% to 0.25%	605,244	63.35 to 47.13	37,374,355	1.06%	19.00% to 18.70%
2018	0.00% to 0.25%	666,577	53.24 to 39.71	34,101,799	0.68%	-16.95% to -17.16%
2017	0.00% to 0.25%	717,085	64.11 to 47.93	44,148,210	0.51%	9.06% to 8.79%
2016	0.00% to 0.25%	778,121	58.78 to 44.06	43,757,132	0.64%	25.93% to 25.62%
2015	0.00% to 0.25%	862,131	46.68 to 35.07	38,537,015	0.75%	-6.02% to -6.26%
Nationwide Variable Insurance Trust - American Funds NVIT Global Growth Fund: Class II (GVAGG2)
2019	0.00%	315,449	29.68	9,363,899	0.65%	34.78%
2018	0.00%	360,690	22.02	7,944,061	0.23%	-9.42%
2017	0.00%	374,171	24.32	9,098,183	0.70%	30.97%
2016	0.00%	393,395	18.57	7,303,931	1.45%	0.19%
2015	0.00%	426,191	18.53	7,898,072	0.69%	6.54%
Nationwide Variable Insurance Trust - American Funds NVIT Growth Fund: Class II (GVAGR2)
2019	0.00%	400,269	31.93	12,782,566	0.34%	30.29%
2018	0.00%	456,682	24.51	11,193,967	0.31%	-0.66%
2017	0.00%	481,969	24.67	11,891,807	0.31%	27.80%
2016	0.00%	505,916	19.31	9,767,654	0.22%	9.06%
2015	0.00%	539,000	17.70	9,541,628	0.71%	6.43%
Nationwide Variable Insurance Trust - American Funds NVIT Growth-Income Fund: Class II (GVAGI2)
2019	0.00%	192,818	25.09	4,836,973	1.34%	25.67%
2018	0.00%	192,213	19.96	3,836,977	1.02%	-2.18%
2017	0.00%	187,941	20.41	3,835,490	1.40%	21.93%
2016	0.00%	195,828	16.74	3,277,768	1.12%	11.09%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Policy		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

2015	0.00%	198,459	15.07	2,990,282	0.84%	1.09%
Nationwide Variable Insurance Trust - NVIT Multi-Manager International Value Fund: Class I (GVDIVI)
2019	0.00%	236,586	22.48	5,318,960	23.42%	16.55%
2018	0.00%	244,083	19.29	4,708,337	4.37%	-17.16%
2017	0.00%	255,790	23.29	5,956,358	2.77%	22.92%
2016	0.00%	247,269	18.94	4,684,146	3.07%	5.23%
2015	0.00%	258,691	18.00	4,657,160	1.19%	-5.12%
Nationwide Variable Insurance Trust - NVIT Small Cap Index Fund: Class II (NVSIX2)
2019	0.00%	57,737	19.28	1,113,172	0.94%	24.96%
2018	0.00%	65,783	15.43	1,014,967	1.23%	-11.34%
2017	0.00%	55,447	17.40	964,941	0.89%	14.18%
2016	0.00%	60,309	15.24	919,207	1.37%	20.87%
2015	0.00%	23,027	12.61	290,369	1.27%	-4.88%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class I (NVIX)
2019	0.00% to 0.25%	2,374,544	12.05 to 11.88	28,315,323	3.43%	21.77% to 21.46%
2018	0.00% to 0.25%	2,384,652	9.90 to 9.78	23,397,777	2.12%	-13.81% to -14.03%
2017	0.00% to 0.25%	3,314,850	11.48 to 11.38	37,811,091	3.00%	24.88% to 24.57%
2016	0.00% to 0.25%	2,805,657	9.19 to 9.13	25,664,925	3.07%	0.92% to 0.67%
2015	0.00% to 0.25%	2,225,659	9.11 to 9.07	20,212,790	3.36%	-0.96% to -1.21%
Nationwide Variable Insurance Trust - NVIT International Index Fund: Class II (GVIX2)
2019	0.00%	249,031	12.15	3,024,582	3.42%	21.42%
2018	0.00%	230,301	10.00	2,303,744	2.48%	-13.90%
2017	0.00%	232,560	11.62	2,701,863	2.67%	24.56%
2016	0.00% to 0.25%	247,534	9.33 to 9.10	2,308,841	2.46%	0.75% to 0.50%
2015	0.00% to 0.25%	361,122	9.26 to 9.06	3,319,649	2.05%	-1.26% to -1.50%
Nationwide Variable Insurance Trust - NVIT Mid Cap Index Fund: Class I (MCIF)
2019	0.00% to 0.25%	2,062,940	73.60 to 48.80	117,003,328	1.37%	25.65% to 25.34%
2018	0.00% to 0.25%	2,209,081	58.57 to 38.94	98,969,534	1.32%	-11.38% to -11.61%
2017	0.00% to 0.25%	2,365,493	66.10 to 44.05	120,817,110	1.08%	15.78% to 15.49%
2016	0.00% to 0.25%	2,420,022	57.09 to 38.14	107,613,758	1.29%	20.29% to 19.99%
2015	0.00% to 0.25%	2,307,024	47.46 to 31.79	86,562,644	1.19%	-2.53% to -2.78%
Nationwide Variable Insurance Trust - NVIT S&P 500 Index Fund: Class I (GVEX1)
2019	0.00%	324,557	23.04	7,478,746	2.18%	31.16%
2018	0.00%	346,411	17.57	6,086,140	1.78%	-4.62%
2017	0.00%	349,606	18.42	6,439,645	1.82%	21.53%
2016	0.00%	333,583	15.16	5,056,016	2.31%	11.66%
2015	0.00%	239,681	13.57	3,253,294	2.43%	1.16%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Aggressive Fund: Class II (GVIDA)
2019	0.00% to 0.25%	1,302,019	33.20 to 31.74	42,423,465	2.07%	23.73% to 23.42%
2018	0.00% to 0.25%	1,291,051	26.83 to 25.72	34,020,063	1.51%	-8.85% to -9.08%
2017	0.00% to 0.25%	1,324,607	29.44 to 28.29	38,390,868	1.77%	18.43% to 18.13%
2016	0.00% to 0.25%	940,743	24.86 to 23.95	23,255,440	1.68%	9.47% to 9.19%
2015	0.00% to 0.25%	969,751	22.71 to 21.93	21,912,397	1.39%	-1.00% to -1.25%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Aggressive Fund: Class II (GVDMA)
2019	0.00% to 0.25%	3,434,675	31.23 to 29.86	106,181,074	2.12%	21.83% to 21.52%
2018	0.00% to 0.25%	3,530,534	25.64 to 24.57	89,703,320	1.62%	-7.73% to -7.96%
2017	0.00% to 0.25%	3,649,477	27.78 to 26.70	100,601,959	1.65%	16.68% to 16.39%
2016	0.00% to 0.25%	3,657,818	23.81 to 22.94	86,550,055	1.78%	8.48% to 8.21%
2015	0.00% to 0.25%	3,783,159	21.95 to 21.20	82,593,425	1.49%	-0.73% to -0.98%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderate Fund: Class II (GVIDM)
2019	0.00% to 0.25%	2,741,076	27.51 to 26.30	74,720,712	2.15%	17.74% to 17.45%
2018	0.00% to 0.25%	2,908,368	23.36 to 22.40	67,402,444	1.92%	-5.68% to -5.92%
2017	0.00% to 0.25%	2,859,045	24.77 to 23.80	70,381,426	1.81%	12.93% to 12.65%
2016	0.00% to 0.25%	2,881,380	21.94 to 21.13	62,909,448	1.83%	7.14% to 6.88%
2015	0.00% to 0.25%	3,138,153	20.47 to 19.77	63,960,082	1.61%	-0.33% to -0.58%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Moderately Conservative Fund: Class II (GVDMC)
2019	0.00% to 0.25%	920,683	23.94 to 22.89	21,791,562	2.50%	13.48% to 13.20%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Policy		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

2018	0.00% to 0.25%	780,720	21.10 to 20.22	16,309,541	1.94%	-3.73% to -3.97%
2017	0.00% to 0.25%	807,105	21.91 to 21.06	17,560,149	1.86%	9.21% to 8.94%
2016	0.00% to 0.25%	847,141	20.07 to 19.33	16,894,695	2.02%	5.70% to 5.44%
2015	0.00% to 0.25%	822,967	18.98 to 18.33	15,576,328	1.68%	-0.03% to -0.28%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Conservative Fund: Class II (GVIDC)
2019	0.00% to 0.25%	728,384	19.95 to 19.08	14,277,476	2.19%	9.53% to 9.26%
2018	0.00% to 0.25%	714,180	18.21 to 17.46	12,796,172	1.98%	-1.80% to -2.05%
2017	0.00% to 0.25%	734,293	18.55 to 17.82	13,438,074	2.07%	5.68% to 5.42%
2016	0.00% to 0.25%	799,851	17.55 to 16.91	13,812,389	2.24%	4.26% to 4.00%
2015	0.00% to 0.25%	616,603	16.83 to 16.26	10,263,238	1.78%	0.26% to 0.01%
Nationwide Variable Insurance Trust - American Funds NVIT Asset Allocation Fund: Class II (GVAAA2)
2019	0.00%	562,207	24.06	13,524,090	1.66%	20.78%
2018	0.00%	565,512	19.92	11,262,919	1.19%	-4.98%
2017	0.00%	597,989	20.96	12,533,765	1.14%	15.79%
2016	0.00%	511,729	18.10	9,262,950	1.92%	9.00%
2015	0.00%	519,808	16.61	8,632,339	1.42%	0.98%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Aggressive Fund: Class I (NVCRA1)
2019	0.00% to 0.25%	149,689	19.98 to 30.36	3,045,331	2.84%	24.15% to 23.84%
2018	0.00% to 0.25%	190,615	16.09 to 24.51	3,108,220	1.88%	-10.72% to -10.95%
2017	0.00% to 0.25%	256,531	18.03 to 27.53	4,685,958	1.35%	19.99% to 19.69%
2016	0.00% to 0.25%	257,360	15.02 to 23.00	3,902,437	2.47%	8.33% to 8.06%
2015	0.00% to 0.25%	257,344	13.87 to 21.28	3,598,068	2.63%	-1.58% to -1.82%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Aggressive Fund: Class I (NVCMA1)
2019	0.00% to 0.25%	360,913	19.63 to 27.54	7,167,318	2.97%	22.32% to 22.02%
2018	0.00% to 0.25%	383,832	16.05 to 22.57	6,255,071	2.04%	-9.39% to -9.62%
2017	0.00% to 0.25%	445,041	17.71 to 24.97	8,032,341	1.63%	18.16% to 17.86%
2016	0.00% to 0.25%	448,324	14.99 to 21.19	6,816,853	2.72%	7.69% to 7.42%
2015	0.00% to 0.25%	465,467	13.92 to 19.72	6,554,672	3.14%	-1.43% to -1.67%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Capital Appreciation Fund: Class I (NVCCA1)
2019	0.00% to 0.25%	209,609	19.30 to 25.64	4,056,901	2.90%	20.22% to 19.92%
2018	0.00% to 0.25%	264,163	16.05 to 21.38	4,249,918	2.03%	-8.04% to -8.27%
2017	0.00% to 0.25%	352,112	17.46 to 23.31	6,176,724	1.63%	16.01% to 15.72%
2016	0.00% to 0.25%	414,927	15.05 to 20.14	6,261,130	2.87%	7.32% to 7.05%
2015	0.00% to 0.25%	413,648	14.02 to 18.81	5,863,151	2.92%	-1.15% to -1.39%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderate Fund: Class I (NVCMD1)
2019	0.00% to 0.25%	388,182	18.67 to 23.53	7,459,140	2.94%	18.32% to 18.03%
2018	0.00% to 0.25%	375,704	15.78 to 19.94	6,023,849	2.20%	-7.07% to -7.30%
2017	0.00% to 0.25%	380,324	16.98 to 21.51	6,483,856	1.79%	14.05% to 13.77%
2016	0.00% to 0.25%	463,170	14.89 to 18.91	6,922,714	2.75%	6.82% to 6.55%
2015	0.00% to 0.25%	490,108	13.94 to 17.74	6,859,396	2.86%	-0.98% to -1.22%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Balanced Fund: Class I (NVCRB1)
2019	0.00% to 0.25%	362,954	17.95 to 21.50	6,599,413	2.84%	16.29% to 16.00%
2018	0.00% to 0.25%	391,200	15.44 to 18.53	6,082,785	1.65%	-6.04% to -6.28%
2017	0.00% to 0.25%	1,908,299	16.43 to 19.77	36,270,215	0.60%	12.01% to 11.73%
2016	0.00% to 0.25%	10,166,375	14.67 to 17.70	179,948,748	2.76%	6.28% to 6.02%
2015	0.00% to 0.25%	10,232,948	13.80 to 16.69	170,635,089	2.73%	-1.05% to -1.30%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Moderately Conservative Fund: Class I (NVCMC1)
2019	0.00% to 0.25%	133,143	17.28 to 19.71	2,325,027	2.90%	14.28% to 13.99%
2018	0.00% to 0.25%	152,838	15.12 to 17.29	2,332,907	1.78%	-4.68% to -4.92%
2017	0.00% to 0.25%	266,273	15.87 to 18.19	4,259,683	1.89%	10.08% to 9.80%
2016	0.00% to 0.25%	300,175	14.41 to 16.56	4,358,449	2.66%	5.99% to 5.73%
2015	0.00% to 0.25%	356,776	13.60 to 15.66	4,919,377	2.82%	-0.88% to -1.13%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Conservative Fund: Class I (NVCCN1)
2019	0.00% to 0.25%	189,973	15.69 to 16.31	2,997,897	3.06%	10.77% to 10.50%
2018	0.00% to 0.25%	167,055	14.17 to 14.76	2,377,843	2.02%	-2.51% to -2.75%
2017	0.00% to 0.25%	259,595	14.53 to 15.17	3,788,844	2.12%	6.35% to 6.09%
2016	0.00% to 0.25%	290,101	13.66 to 14.30	3,980,590	2.61%	4.81% to 4.55%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Policy		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

2015	0.00% to 0.25%	315,786	13.03 to 13.68	4,132,995	1.93%	-0.65% to -0.90%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Balanced Fund: Class II (NVDBL2)
2019	0.00%	88,203	21.66	1,910,205	2.32%	15.34%
2018	0.00%	85,642	18.78	1,608,052	1.94%	-4.85%
2017	0.00%	88,042	19.73	1,737,360	1.86%	11.13%
2016	0.00%	89,591	17.76	1,590,862	1.94%	6.30%
2015	0.00%	90,670	16.70	1,514,570	1.45%	-0.17%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Capital Appreciation Fund: Class II (NVDCA2)
2019	0.00%	30,410	26.38	802,282	2.09%	19.94%
2018	0.00%	32,130	22.00	706,736	1.74%	-6.47%
2017	0.00%	34,138	23.52	802,848	1.66%	14.81%
2016	0.00%	37,033	20.48	758,600	1.87%	7.74%
2015	0.00%	38,096	19.01	724,321	1.65%	-0.53%
Nationwide Variable Insurance Trust - NVIT DFA Moderate Fund: Class P (NVLMP)
2019	0.00%	5,726	15.23	87,229	2.47%	17.71%
2018	0.00%	2,790	12.94	36,108	1.79%	-7.73%
2017	0.00%	2,537	14.03	35,583	2.63%	14.00%
2016	0.00%	619	12.30	7,616	1.45%	8.96%
2015	0.00%	530	11.29	5,984	5.79%	-1.70%
Nationwide Variable Insurance Trust - NVIT DFA Capital Appreciation Fund: Class P (NVLCAP)
2019	0.00%	9,118	16.27	148,374	1.55%	19.90%
2018	0.00%	10,360	13.57	140,610	1.98%	-10.06%
2017	0.00%	9,339	15.09	140,934	2.51%	17.98%
2016	0.00%	3,202	12.79	40,958	1.68%	11.54%
2015	0.00%	2,467	11.47	28,291	2.43%	-3.00%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth Fund: Class I (NCPG)
2019	0.00%	9,171	13.01	119,305	2.87%	15.59%
2018	0.00%	7,902	11.25	88,929	2.72%	-6.79%
2017	0.00%	4,793	12.07	57,867	1.81%	17.98%
2016	0.00%	4,715	10.23	48,251	3.18%	6.40%
2015	0.00%	4,610	9.62	44,339	1.34%	-4.62%
Nationwide Variable Insurance Trust - NVIT Cardinal(SM) Managed Growth & Income Fund: Class I (NCPGI)
2019	0.00%	385	12.60	4,850	1.59%	14.05%
2017	0.00%	8	11.85	95	1.12%	14.96%
2016	0.00%	78	10.31	804	0.88%	5.74%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth Fund: Class I (IDPG)
2019	0.00%	1,464	13.36	19,559	1.95%	15.52%
2018	0.00%	2,366	11.56	27,362	1.96%	-5.82%
2017	0.00%	3,468	12.28	42,586	3.31%	17.23%
2015	0.00%	4,397	9.77	42,952	1.83%	-3.71%
Nationwide Variable Insurance Trust - NVIT Investor Destinations Managed Growth & Income Fund: Class I (IDPGI)
2019	0.00%	599	12.83	7,688	2.77%	13.37%
2017	0.00%	7	11.96	84	1.18%	14.30%
2016	0.00%	77	10.47	806	12.37%	5.94%
Neuberger Berman Advisers Management Trust - Short Duration Bond Portfolio: I Class Shares (AMTB)
2019	0.00%	218,350	13.25	2,893,560	2.01%	3.69%
2018	0.00%	217,249	12.78	2,776,608	1.59%	1.02%
2017	0.00%	228,876	12.65	2,895,650	1.31%	0.89%
2016	0.00%	315,280	12.54	3,953,563	1.14%	1.22%
2015	0.00%	300,528	12.39	3,723,185	1.46%	0.18%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: I Class Shares (AMCG)
2019	0.00% to 0.25%	58,523	64.16 to 32.94	2,027,969	0.00%	32.75% to 32.42%
2018	0.00% to 0.25%	73,877	48.33 to 24.87	1,838,116	0.00%	-6.40% to -6.64%
2017	0.00% to 0.25%	79,235	51.64 to 26.64	2,111,578	0.00%	25.29% to 24.98%
2016	0.00% to 0.25%	88,094	41.22 to 21.32	1,878,424	0.00%	4.40% to 4.14%
2015	0.00% to 0.25%	105,561	39.48 to 20.47	2,161,389	0.00%	1.28% to 1.02%
Neuberger Berman Advisers Management Trust - Mid-Cap Growth Portfolio: S Class Shares (AMMCGS)

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Policy		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

2019	0.00%	75,744	15.42	1,167,896	0.00%	32.48%
2018	0.00%	66,658	11.64	775,808	0.00%	-6.56%
2017	0.00%	88,306	12.46	1,099,883	0.00%	24.56%
2016	0.00%	102,493	10.00	1,024,861	0.00%	4.16%
2015	0.00%	108,814	9.60	1,044,595	0.00%	-4.00%	****
Neuberger Berman Advisers Management Trust - Mid Cap Intrinsic Value Portfolio: I Class Shares (AMRI)
2019	0.00% to 0.20%	1,756	22.04 to 21.44	38,226	0.51%	16.74% to 16.51%
2018	0.00% to 0.25%	122,620	18.88 to 18.29	2,244,041	0.60%	-15.28% to -15.49%
2017	0.00% to 0.25%	196,232	22.28 to 21.64	4,248,282	0.79%	16.74% to 16.44%
2016	0.00% to 0.25%	301,368	19.09 to 18.58	5,601,936	0.67%	16.17% to 15.88%
2015	0.00% to 0.25%	307,667	16.43 to 16.04	4,935,285	0.78%	-8.34% to -8.57%
Neuberger Berman Advisers Management Trust - Sustainable Equity Portfolio: Class I Shares (AMSRS)
2019	0.00% to 0.25%	73,644	45.00 to 43.16	3,295,233	0.44%	25.88% to 25.57%
2018	0.00%	56,641	35.75	2,024,700	0.48%	-5.73%
2017	0.00%	62,085	37.92	2,354,080	0.52%	18.43%
2016	0.00%	63,947	32.02	2,047,381	0.70%	9.86%
2015	0.00%	68,268	29.14	1,989,523	0.51%	-0.46%
Northern Lights Variable Trust - TOPS Managed Risk Balanced ETF Portfolio: Class 3 (NOTB3)
2019	0.00%	3,618	12.79	46,272	2.19%	14.48%
2018	0.00%	3,588	11.17	40,083	1.64%	-6.15%
2017	0.00%	3,552	11.90	42,281	1.52%	10.58%
2016	0.00%	3,491	10.76	37,578	1.34%	6.02%
2015	0.00%	3,395	10.15	34,469	1.29%	-4.54%
Northern Lights Variable Trust - TOPS Managed Risk Growth ETF Portfolio: Class 3 (NOTG3)
2019	0.00%	3,493	13.24	46,251	1.88%	16.93%
2018	0.00%	3,413	11.32	38,647	1.54%	-8.84%
2017	0.00%	2,874	12.42	35,698	1.59%	17.45%
2016	0.00%	2,939	10.58	31,081	1.58%	5.51%
Northern Lights Variable Trust - TOPS Managed Risk Moderate Growth ETF Portfolio: Class 3 (NOTMG3)
2019	0.00%	4,296	13.32	57,210	2.09%	16.16%
2018	0.00%	4,454	11.46	51,061	1.60%	-7.38%
2017	0.00%	4,249	12.38	52,590	1.60%	13.83%
2016	0.00%	4,003	10.87	43,524	1.90%	6.14%
2015	0.00%	1,135	10.24	11,626	0.05%	-6.46%
PIMCO Variable Insurance Trust - International Bond Portfolio (U.S. Dollar-Hedged): Administrative Class (PMVFHA)
2019	0.00% to 0.25%	36,396	11.14 to 11.06	402,715	1.75%	7.01% to 6.74%
2018	0.20% to 0.25%	37,522	10.37	388,929	1.40%	1.86%
2017	0.20% to 0.25%	1,364	10.18	13,882	4.07%	1.76%	****
PIMCO Variable Insurance Trust - Global Bond Opportunities Portfolio (Unhedged): Administrative Class (PMVGBA)
2019	0.20% to 0.25%	45,894	10.61 to 10.60	486,599	2.48%	5.91% to 5.86%
2018	0.20% to 0.25%	29,386	10.02 to 10.01	294,330	6.77%	-4.39% to -4.44%
2017	0.20% to 0.25%	29,861	10.48	312,923	2.87%	4.78%	****
PIMCO Variable Insurance Trust - All Asset Portfolio: Administrative Class (PMVAAA)
2019	0.00% to 0.25%	675,872	22.82 to 21.94	14,999,803	2.81%	11.90% to 11.62%
2018	0.00% to 0.25%	1,106,937	20.39 to 19.66	21,946,729	3.18%	-5.41% to -5.64%
2017	0.00% to 0.25%	1,251,381	21.56 to 20.83	26,275,407	4.77%	13.54% to 13.26%
2016	0.00% to 0.25%	1,190,145	18.99 to 18.39	22,052,007	2.69%	12.93% to 12.65%
2015	0.00% to 0.25%	1,268,463	16.81 to 16.33	20,816,920	3.21%	-8.99% to -9.21%
PIMCO Variable Insurance Trust - CommodityRealReturn(R) Strategy Portfolio: Administrative Class (PMVRSA)
2019	0.00%	22,676	6.21	140,900	4.51%	11.43%
2018	0.00%	21,575	5.58	120,307	1.88%	-14.13%
2017	0.00%	24,328	6.49	157,984	11.82%	2.15%
2016	0.00%	26,588	6.36	169,022	1.17%	15.16%
2015	0.00%	8,994	5.52	49,651	2.61%	-25.70%
PIMCO Variable Insurance Trust - International Bond Portfolio (unhedged): Administrative Class (PMVFBA)
2019	0.00% to 0.25%	114,171	14.18 to 13.77	1,592,948	2.03%	7.02% to 6.76%
2018	0.00% to 0.25%	121,129	13.25 to 12.90	1,579,260	5.27%	-3.98% to -4.22%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Policy		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

2017	0.00% to 0.25%	107,560	13.80 to 13.47	1,463,348	1.60%	10.85% to 10.57%
2016	0.00% to 0.25%	108,659	12.45 to 12.18	1,334,432	1.18%	3.01% to 2.75%
2015	0.00% to 0.25%	160,948	12.08 to 11.85	1,934,119	1.51%	-7.08% to -7.31%
PIMCO Variable Insurance Trust - High Yield Portfolio: Administrative Class (PMVHYA)
2019	0.00% to 0.25%	53,595	11.27 to 11.22	601,755	4.74%	14.73% to 14.44%
2018	0.00% to 0.25%	17,836	9.82 to 9.81	174,995	0.60%	-1.76% to -1.92%	****
PIMCO Variable Insurance Trust - Long-Term U.S. Government Portfolio: Administrative Class (PMVLGA)
2019	0.00% to 0.25%	474,406	18.28 to 17.85	8,637,893	2.07%	13.32% to 13.04%
2018	0.00% to 0.25%	1,221,413	16.13 to 15.79	19,675,839	2.28%	-2.38% to -2.63%
2017	0.00% to 0.25%	99,714	16.53 to 16.21	1,623,866	2.17%	8.96% to 8.69%
2016	0.00% to 0.25%	87,777	15.17 to 14.92	1,312,706	2.00%	0.68% to 0.43%
2015	0.00% to 0.25%	183,456	15.07 to 14.85	2,725,551	2.05%	-1.40% to -1.65%
PIMCO Variable Insurance Trust - Low Duration Portfolio: Administrative Class (PMVLDA)
2019	0.00% to 0.25%	2,169,008	16.51 to 15.81	34,754,394	2.76%	4.03% to 3.77%
2018	0.00% to 0.25%	2,259,303	15.87 to 15.23	34,758,052	1.93%	0.34% to 0.09%
2017	0.00% to 0.25%	2,337,915	15.82 to 15.22	35,880,442	1.31%	1.35% to 1.10%
2016	0.00% to 0.25%	2,612,115	15.60 to 15.05	39,611,897	1.49%	1.41% to 1.15%
2015	0.00% to 0.25%	3,359,878	15.39 to 14.88	50,361,877	3.20%	0.31% to 0.06%
PIMCO Variable Insurance Trust - Real Return Portfolio: Administrative Class (PMVRRA)
2019	0.00% to 0.25%	2,292,172	21.28 to 20.37	47,192,762	1.67%	8.44% to 8.16%
2018	0.00% to 0.25%	2,580,241	19.62 to 18.84	48,941,173	2.45%	-2.21% to -2.46%
2017	0.00% to 0.25%	2,621,163	20.07 to 19.31	50,833,643	2.37%	3.66% to 3.40%
2016	0.00% to 0.25%	2,947,950	19.36 to 18.67	55,376,645	2.28%	5.19% to 4.92%
2015	0.00% to 0.25%	3,850,039	18.40 to 17.80	68,846,366	3.66%	-2.70% to -2.95%
PIMCO Variable Insurance Trust - Total Return Portfolio: Administrative Class (PMVTRA)
2019	0.00% to 0.25%	3,204,002	23.04 to 22.06	71,823,226	3.01%	8.35% to 8.08%
2018	0.00% to 0.25%	3,238,199	21.26 to 20.41	66,878,948	2.53%	-0.54% to -0.79%
2017	0.00% to 0.25%	3,625,131	21.37 to 20.57	75,462,939	2.03%	4.92% to 4.66%
2016	0.00% to 0.25%	3,991,985	20.37 to 19.65	79,322,917	2.08%	2.69% to 2.43%
2015	0.00% to 0.25%	4,440,358	19.84 to 19.19	85,963,454	4.31%	0.44% to 0.18%
Putnam Variable Trust - Putnam VT Equity Income Fund: Class IB (PVEIB)
2019	0.00%	110,712	13.56	1,501,164	2.06%	30.40%
2018	0.00%	124,107	10.40	1,290,445	0.55%	-8.49%
2017	0.00%	87,969	11.36	999,528	0.00%	13.62%	****
Putnam Variable Trust - Putnam VT Growth Opportunities Fund: Class IB (PVGOB)
2019	0.00%	101,955	18.59	1,895,388	0.15%	36.74%
2018	0.00%	137,529	13.60	1,869,742	0.00%	2.38%
2017	0.00%	110,820	13.28	1,471,597	0.10%	30.90%
2016	0.00%	114,741	10.14	1,163,974	0.00%	1.44%	****
Putnam Variable Trust - Putnam VT International Equity Fund: Class IB (PVTIGB)
2019	0.00%	45,519	26.86	1,222,782	1.37%	25.15%
2018	0.00%	46,112	21.46	989,761	1.40%	-19.11%
2017	0.00%	39,804	26.54	1,056,240	2.24%	26.58%
2016	0.00%	39,642	20.96	831,053	3.39%	-2.45%
2015	0.00%	45,227	21.49	971,980	1.16%	0.14%
Putnam Variable Trust - Putnam VT Small Cap Value Fund: Class IB (PVTSCB)
2019	0.20% to 0.25%	42,112	18.51 to 18.40	776,045	0.61%	23.99% to 23.93%
2018	0.00% to 0.25%	40,721	15.27 to 14.85	607,704	0.40%	-19.93% to -20.13%
2017	0.00% to 0.25%	51,534	19.07 to 18.59	961,350	0.75%	7.87% to 7.60%
2016	0.00% to 0.25%	57,699	17.68 to 17.28	998,748	1.18%	27.49% to 27.18%
2015	0.00% to 0.25%	61,145	13.87 to 13.58	832,325	0.82%	-4.24% to -4.48%
Royce Capital Fund - Royce Micro-Cap Portfolio: Investment Class (ROCMC)
2019	0.00% to 0.25%	114,963	37.20 to 35.62	4,163,533	0.00%	19.55% to 19.25%
2018	0.00% to 0.25%	144,169	31.12 to 29.87	4,326,771	0.00%	-9.04% to -9.27%
2017	0.00% to 0.25%	154,935	34.21 to 32.93	5,124,746	0.61%	5.18% to 4.92%
2016	0.00% to 0.25%	199,081	32.53 to 31.38	6,274,296	0.72%	19.71% to 19.41%
2015	0.00% to 0.25%	261,835	27.17 to 26.28	6,917,448	0.00%	-12.46% to -12.68%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Policy		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

T. Rowe Price Equity Series, Inc. - T. Rowe Price Equity Income Portfolio: II (TREI2)
2019	0.00% to 0.25%	632,019	39.37 to 37.70	24,039,343	2.07%	26.04% to 25.73%
2018	0.00% to 0.25%	683,732	31.23 to 29.98	20,635,692	1.77%	-9.69% to -9.92%
2017	0.00% to 0.25%	776,338	34.58 to 33.28	25,992,814	1.47%	15.73% to 15.44%
2016	0.00% to 0.25%	959,441	29.88 to 28.83	27,774,880	1.78%	18.85% to 18.56%
2015	0.00% to 0.25%	2,107,227	25.14 to 24.32	51,431,936	1.54%	-7.11% to -7.34%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Health Sciences Portfolio: II (TRHS2)
2019	0.00%	239,216	51.11	12,226,008	0.00%	28.63%
2018	0.00%	283,769	39.73	11,275,030	0.00%	0.86%
2017	0.00% to 0.25%	592,826	39.40 to 38.42	23,105,468	0.00%	27.31% to 26.99%
2016	0.00% to 0.25%	719,025	30.95 to 30.26	22,036,233	0.00%	-10.72% to -10.94%
2015	0.00% to 0.25%	999,696	34.66 to 33.97	34,363,964	0.00%	12.47% to 12.19%
T. Rowe Price Fixed Income Series, Inc. - T. Rowe Price Limited-Term Bond Portfolio (TRLT1)
2019	0.00% to 0.25%	2,482,744	11.34 to 11.09	27,582,145	2.39%	4.35% to 4.09%
2018	0.00% to 0.25%	2,121,125	10.87 to 10.65	22,607,912	2.02%	1.18% to 0.92%
2017	0.00% to 0.25%	1,699,172	10.74 to 10.55	17,941,907	1.47%	1.06% to 0.81%
2016	0.00% to 0.25%	1,472,159	10.63 to 10.47	15,419,311	1.36%	1.37% to 1.11%
2015	0.00% to 0.25%	2,318,939	10.49 to 10.35	24,014,768	1.15%	0.30% to 0.05%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Mid-Cap Growth Portfolio: II (TRMCG2)
2019	0.10% to 0.25%	407,648	80.85 to 78.77	32,234,125	0.00%	30.85% to 30.65%
2018	0.10% to 0.25%	402,726	61.79 to 60.29	24,296,604	0.00%	-2.40% to -2.54%
2017	0.20% to 0.25%	434,376	62.34 to 61.87	26,892,004	0.00%	24.20% to 24.13%
2016	0.20% to 0.25%	458,552	50.20 to 49.84	22,859,346	0.00%	5.82% to 5.77%
2015	0.20% to 0.25%	442,133	47.43 to 47.12	20,838,600	0.00%	6.06% to 6.01%
T. Rowe Price Equity Series, Inc. - T. Rowe Price New America Growth Portfolio (TRNAG1)
2019	0.00% to 0.25%	1,133,445	52.09 to 50.09	57,464,928	0.42%	34.93% to 34.59%
2018	0.00% to 0.25%	1,173,553	38.61 to 37.22	43,978,505	0.16%	1.16% to 0.90%
2017	0.00% to 0.25%	1,280,669	38.16 to 36.88	47,540,100	0.11%	34.43% to 34.09%
2016	0.00% to 0.25%	1,270,514	28.39 to 27.51	35,110,559	0.04%	1.31% to 1.06%
2015	0.00% to 0.25%	1,528,987	28.02 to 27.22	41,821,955	0.00%	8.60% to 8.33%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Moderate Allocation Portfolio (TRPSB1)
2019	0.00% to 0.25%	398,214	23.22 to 22.47	9,060,881	1.93%	19.80% to 19.50%
2018	0.00% to 0.25%	480,068	19.38 to 18.80	9,041,888	2.10%	-5.08% to -5.32%
2017	0.00% to 0.25%	258,877	20.42 to 19.86	5,154,799	1.47%	17.41% to 17.12%
2016	0.00% to 0.25%	234,318	17.39 to 16.96	3,981,119	1.71%	6.45% to 6.19%
2015	0.00% to 0.25%	231,861	16.34 to 15.97	3,704,524	1.73%	-0.05% to -0.30%
T. Rowe Price Equity Series, Inc. - T. Rowe Price Blue Chip Growth Portfolio (TRBCGP)
2019	0.00% to 0.25%	3,244,814	31.56 to 31.00	101,115,679	0.00%	29.89% to 29.56%
2018	0.00% to 0.25%	3,549,101	24.29 to 23.92	85,324,670	0.00%	1.92% to 1.66%
2017	0.00% to 0.25%	2,734,104	23.84 to 23.53	64,558,274	0.00%	36.17% to 35.83%
2016	0.00% to 0.25%	2,741,163	17.51 to 17.32	47,617,148	0.00%	0.78% to 0.53%
2015	0.00% to 0.25%	2,425,545	17.37 to 17.23	41,876,661	0.00%	11.05% to 10.77%
VanEck VIP Trust - Emerging Markets Fund: Initial Class (VWEM)
2019	0.00% to 0.25%	217,323	47.86 to 58.02	11,270,070	0.48%	30.60% to 30.27%
2018	0.00% to 0.25%	244,574	36.65 to 44.54	9,731,215	0.29%	-23.49% to -23.68%
2017	0.00% to 0.25%	256,411	47.89 to 58.36	13,060,213	0.39%	51.03% to 50.66%
2016	0.00% to 0.25%	232,376	31.71 to 38.74	7,894,612	0.45%	0.10% to -0.15%
2015	0.00% to 0.25%	238,851	31.68 to 38.79	8,091,073	0.58%	-13.99% to -14.21%
VanEck VIP Trust - Global Hard Assets Fund: Initial Class (VWHA)
2019	0.00% to 0.25%	539,484	25.55 to 29.31	15,250,927	0.00%	11.87% to 11.59%
2018	0.00% to 0.25%	785,577	22.84 to 26.26	20,077,057	0.00%	-28.28% to -28.46%
2017	0.00% to 0.25%	860,088	31.84 to 36.71	30,644,694	0.00%	-1.70% to -1.94%
2016	0.00% to 0.25%	890,301	32.39 to 37.44	32,061,348	0.38%	43.71% to 43.35%
2015	0.00% to 0.25%	891,836	22.54 to 26.12	22,688,388	0.03%	-33.45% to -33.61%
Vanguard Variable Insurance Fund-Total International Stock Market Index Portfolio (VVTISI)
2019	0.20% to 0.25%	1,386,663	11.46 to 11.45	15,883,704	1.95%	21.31% to 21.25%
2018	0.20% to 0.25%	1,102,651	9.44	10,412,288	0.00%	-5.58%	****

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Policy		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

Vanguard Variable Insurance Fund - Balanced Portfolio (VVB)
2019	0.20% to 0.25%	496,895	24.01 to 23.87	11,921,228	2.60%	22.24% to 22.18%
2018	0.20% to 0.25%	502,080	19.64 to 19.54	9,854,999	2.31%	-3.60% to -3.65%
2017	0.20% to 0.25%	526,651	20.38 to 20.28	10,724,851	2.25%	14.49% to 14.43%
2016	0.20% to 0.25%	525,315	17.80 to 17.72	9,344,611	2.34%	10.79% to 10.74%
2015	0.20% to 0.25%	489,833	16.06 to 16.00	7,865,315	2.42%	-0.11% to -0.16%
Vanguard Variable Insurance Fund - Capital Growth Portfolio (VVCG)
2019	0.20% to 0.25%	1,124,585	17.58 to 17.54	19,763,411	1.10%	26.25% to 26.18%
2018	0.20% to 0.25%	1,154,543	13.93 to 13.90	16,073,057	0.79%	-1.38% to -1.43%
2017	0.20% to 0.25%	1,112,691	14.12 to 14.10	15,707,835	1.10%	28.58% to 28.51%
2016	0.20% to 0.25%	1,075,747	10.98 to 10.97	11,812,030	1.14%	10.62% to 10.57%
2015	0.20% to 0.25%	1,016,660	9.93 to 9.92	10,091,991	0.00%	-0.73% to -0.76%	****
Vanguard Variable Insurance Fund - Diversified Value Portfolio (VVDV)
2018	0.20% to 0.25%	639,958	17.15 to 17.06	10,969,558	2.56%	-9.30% to -9.34%
2017	0.20% to 0.25%	710,009	18.91 to 18.82	13,419,424	2.87%	12.93% to 12.87%
2016	0.20% to 0.25%	823,155	16.75 to 16.67	13,777,631	2.74%	12.74% to 12.68%
2015	0.20% to 0.25%	942,963	14.85 to 14.80	14,000,476	2.55%	-2.65% to -2.70%
Vanguard Variable Insurance Fund - International Portfolio (VVI)
2019	0.20% to 0.25%	684,174	17.79 to 17.68	12,160,075	1.40%	30.95% to 30.89%
2018	0.20% to 0.25%	790,875	13.58 to 13.51	10,734,926	0.75%	-12.79% to -12.83%
2017	0.20% to 0.25%	797,393	15.58 to 15.50	12,411,972	0.99%	42.39% to 42.32%
2016	0.20% to 0.25%	737,202	10.94 to 10.89	8,059,541	1.45%	1.67% to 1.62%
2015	0.20% to 0.25%	867,678	10.76 to 10.72	9,330,551	0.88%	-0.97% to -1.02%
Vanguard Variable Insurance Fund - Mid-Cap Index Portfolio (VVMCI)
2019	0.20% to 0.25%	1,017,241	27.30 to 27.14	27,746,660	1.48%	30.61% to 30.55%
2018	0.20% to 0.25%	1,155,762	20.90 to 20.79	24,138,907	1.21%	-9.51% to -9.56%
2017	0.20% to 0.25%	1,281,420	23.10 to 22.98	29,579,690	1.18%	18.84% to 18.78%
2016	0.20% to 0.25%	1,397,843	19.44 to 19.35	27,153,526	1.37%	10.89% to 10.84%
2015	0.20% to 0.25%	1,540,845	17.53 to 17.46	26,993,273	0.79%	-1.63% to -1.68%
Vanguard Variable Insurance Fund - Real Estate Index Portfolio (VVREI)
2019	0.20% to 0.25%	100,637	24.44 to 24.33	2,457,561	2.74%	28.55% to 28.48%
2018	0.20% to 0.25%	121,963	19.01 to 18.93	2,317,105	5.01%	-5.54% to -5.59%
2017	0.20% to 0.25%	418,417	20.12 to 20.05	8,416,439	2.48%	4.57% to 4.52%
2016	0.20% to 0.25%	479,306	19.25 to 19.19	9,220,808	2.47%	8.14% to 8.09%
2015	0.20% to 0.25%	477,496	17.80 to 17.75	8,495,138	1.86%	2.02% to 1.97%
Vanguard Variable Insurance Fund - Short-Term Investment-Grade Portfolio (VVSTC)
2017	0.20% to 0.25%	351,131	13.11 to 13.05	4,600,829	1.83%	1.89% to 1.84%
2016	0.20% to 0.25%	466,816	12.87 to 12.81	6,003,838	1.79%	2.51% to 2.46%
2015	0.20% to 0.25%	439,398	12.55 to 12.50	5,513,186	1.68%	0.92% to 0.87%
Vanguard Variable Insurance Fund - Small Company Growth Portfolio (VVSCG)
2019	0.20% to 0.25%	278,570	27.93 to 27.82	7,775,653	0.53%	27.85% to 27.79%
2018	0.20% to 0.25%	294,192	21.84 to 21.77	6,423,351	0.32%	-7.45% to -7.50%
2017	0.20% to 0.25%	233,629	23.60 to 23.54	5,512,048	0.45%	23.22% to 23.16%
2016	0.20% to 0.25%	236,916	19.15 to 19.11	4,536,674	0.33%	14.71% to 14.65%
2015	0.20% to 0.25%	240,856	16.70 to 16.67	4,021,049	0.37%	-2.95% to -2.99%
Vanguard Variable Insurance Fund - Total Bond Market Index Portfolio (VVHGB)
2019	0.20% to 0.25%	3,770,243	13.08 to 13.02	49,299,409	2.57%	8.46% to 8.40%
2018	0.20% to 0.25%	2,802,309	12.06 to 12.02	33,788,586	1.84%	-0.33% to -0.38%
2017	0.20% to 0.25%	2,158,608	12.10 to 12.06	26,115,804	2.27%	3.28% to 3.22%
2016	0.20% to 0.25%	1,957,890	11.72 to 11.68	22,938,055	2.14%	2.27% to 2.22%
2015	0.20% to 0.25%	1,792,381	11.46 to 11.43	20,534,955	1.88%	0.13% to 0.08%
Virtus Variable Insurance Trust - Virtus Duff & Phelps Real Estate Securities Series: Class I (VRVDRI)
2019	0.00% to 0.25%	89,155	10.90 to 10.89	970,992	2.55%	9.04% to 8.86%	****
Wells Fargo Variable Trust - VT Discovery Fund: Class 2 (SVDF)
2019	0.00% to 0.25%	647,369	31.44 to 30.49	20,125,583	0.00%	39.02% to 38.67%
2018	0.00% to 0.25%	683,178	22.61 to 21.98	15,285,492	0.00%	-7.06% to -7.30%
2017	0.00% to 0.25%	685,998	24.33 to 23.71	16,520,847	0.00%	29.13% to 28.81%

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

	Policy		Unit	Contract	Investment
	Expense		Fair	Owners’	Income	Total
	Rate*	Units	Value	Equity	Ratio**	Return***

2016	0.00% to 0.25%	748,933	18.84 to 18.41	13,994,736	0.00%	7.65% to 7.38%
2015	0.00% to 0.25%	938,219	17.50 to 17.15	16,264,113	0.00%	-1.46% to -1.71%
Wells Fargo Variable Trust - VT Opportunity Fund: Class 2 (SVOF)
2019	0.00% to 0.25%	201,520	40.14 to 38.22	7,744,811	0.28%	31.46% to 31.14%
2018	0.00% to 0.25%	197,765	30.54 to 29.14	5,775,436	0.19%	-7.15% to -7.38%
2017	0.00% to 0.25%	219,564	32.89 to 31.47	6,924,848	0.67%	20.44% to 20.14%
2016	0.00% to 0.25%	229,422	27.31 to 26.19	6,021,481	2.02%	12.23% to 11.95%
2015	0.00% to 0.25%	234,040	24.33 to 23.40	5,486,988	0.13%	-3.08% to -3.33%
Wells Fargo Variable Trust - VT Small Cap Growth Fund: Class 2 (WFVSCG)
2019	0.00% to 0.25%	251,278	27.56 to 26.73	6,799,161	0.00%	24.83% to 24.52%
2018	0.00% to 0.25%	312,243	22.08 to 21.46	6,789,362	0.00%	1.31% to 1.06%
2017	0.00% to 0.25%	270,319	21.79 to 21.24	5,797,136	0.00%	25.86% to 25.54%
2016	0.00% to 0.25%	270,148	17.32 to 16.92	4,612,821	0.00%	7.75% to 7.48%
2015	0.00% to 0.25%	390,465	16.07 to 15.74	6,201,275	0.00%	-2.88% to -3.12%
Federated Insurance Series - Fed Managed Tail Risk Fund II: Primary Shares (FVCA2P)
2017	0.00%	35,422	18.30	648,223	1.61%	10.95%
2016	0.00%	41,070	16.49	677,417	1.76%	-4.20%
2015	0.00%	40,403	17.22	695,612	1.64%	-6.29%
Neuberger Berman Advisers Management Trust - Guardian Portfolio: I Class Shares (AMGP)
2018	0.00% to 0.25%	16,218	42.87 to 27.63	448,072	0.49%	-7.61% to -7.85%
2017	0.00% to 0.25%	15,862	46.41 to 29.98	475,550	0.24%	25.41% to 25.10%
2016	0.00% to 0.25%	28,238	37.00 to 23.96	676,706	0.58%	8.73% to 8.46%
2015	0.00% to 0.25%	25,306	34.03 to 22.09	559,119	0.81%	-4.97% to -5.21%
Neuberger Berman Advisers Management Trust - Large Cap Value Portfolio: Class I (AMTP)
2018	0.00% to 0.25%	11,004	31.18 to 28.01	322,765	1.17%	-1.04% to -1.29%
2017	0.00% to 0.25%	10,894	31.51 to 28.38	323,069	0.50%	13.36% to 13.08%
2016	0.00% to 0.25%	11,692	27.80 to 25.09	313,438	0.89%	27.37% to 27.05%
2015	0.00% to 0.25%	10,845	21.82 to 19.75	232,327	0.77%	-11.80% to -12.02%
Putnam Variable Trust - Putnam VT Growth & Income Fund: Class IB (PVGIB)
2016	0.00%	36,456	26.14	953,117	1.74%	15.02%
2015	0.00%	41,318	22.73	939,191	1.81%	-7.53%
Putnam Variable Trust - Putnam VT Voyager Fund: Class IB (PVTVB)
2015	0.00%	53,180	25.36	1,348,563	1.14%	-6.11%
Pioneer VCT - Pioneer EM VCT Portfolio: Class I (PIVEMI)
2016	0.00% to 0.25%	65,304	5.86 to 5.72	379,312	0.51%	6.31% to 6.05%
2015	0.00% to 0.25%	120,357	5.51 to 5.40	660,266	3.57%	-15.36% to -15.57%

2019	Contract Owners’ Equity:	$5,620,051,598
2018	Contract Owners’ Equity:	$4,830,198,256
2017	Contract Owners’ Equity:	$5,289,979,775
2016	Contract Owners’ Equity:	$4,733,099,813
2015	Contract Owners’ Equity:	$4,526,981,672

*	This represents the range of annual policy expense rates of the variable account at the period end indicated and includes only those expenses that are charged through a reduction in the unit values. Excluded are expenses of the underlying mutual funds and charges made directly to policyholder accounts through the surrender of units.

**	This represents the ratio of dividends for the period indicated, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by monthly average net assets (excluding months where net assets are zero). The investment income ratio for subaccounts initially funded during the period presented has not been annualized. The ratios exclude those expenses that result in direct reductions to the policyholder accounts through reductions in unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccounts invest.

NATIONWIDE VLI SEPARATE ACCOUNT-4 NOTES TO FINANCIAL STATEMENTS DECEMBER 31, 2019

***	This represents the range of minimum and maximum total returns for the period indicated, including changes in the value of the underlying mutual fund, which reflects the reduction of unit values for expenses assessed. The total returns do not include any expenses assessed through the surrender of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. Total return is not annualized if the underlying mutual fund option is initially offered, funded, or both, during the period presented. Minimum and maximum ranges are not shown for underlying mutual fund options for which a single policy expense rate (product option) exists. In such cases, the total return presented is representative of all units issued and outstanding at period end.

****	Subaccounts denoted indicate the underlying mutual fund option was initially added and funded during the period presented. Prior period presentation, which indicated the date the underlying mutual fund was initially added and funded, has been updated to conform with current period presentation.

NATIONWIDE LIFE INSURANCE COMPANY

FOR THE YEAR ENDED DECEMBER 31, 2019

KPMG LLP Suite 500 191 West Nationwide Blvd. Columbus, OH 43215-2568

Independent Auditors’ Report

Audit Committee of the Board of Directors Nationwide Life Insurance Company:

We have audited the accompanying financial statements of Nationwide Life Insurance Company

(the Company), which comprise the statutory statements of admitted assets, liabilities, capital and surplus as of December 31, 2019 and 2018, and the related statutory statements of operations, changes in capital and surplus, and cash flow for each of the years in the three-year period ended December 31, 2019, and the related notes to the statutory financial statements (“statutory financial statements”).

Management’s Responsibility for the Financial Statements

Management is responsible for the preparation and fair presentation of these financial statements in accordance with statutory accounting practices prescribed or permitted by the Ohio Department of Insurance (the Department). Management is also responsible for the design, implementation, and maintenance of internal control relevant to the preparation and fair presentation of financial statements that are free from material misstatement, whether due to fraud or error.

Auditors’ Responsibility

Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free from material misstatement.

An audit involves performing procedures to obtain audit evidence about the amounts and disclosures in the financial statements. The procedures selected depend on the auditors’ judgment, including the assessment of the risks of material misstatement of the financial statements, whether due to fraud or error. In making those risk assessments, the auditor considers internal control relevant to the entity’s preparation and fair presentation of the financial statements in order to design audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the entity’s internal control. Accordingly, we express no such opinion. An audit also includes evaluating the appropriateness of accounting policies used and the reasonableness of significant accounting estimates made by management, as well as evaluating the overall presentation of the financial statements.

We believe that the audit evidence we have obtained is sufficient and appropriate to provide a basis for our audit opinions.

Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles

As described in Note 2 to the financial statements, the financial statements are prepared by the Company using statutory accounting practices prescribed or permitted by the Department, which is a basis of accounting other than U.S. generally accepted accounting principles. Accordingly, the financial statements are not intended to be presented in accordance with U.S. generally accepted accounting principles.

The effects on the financial statements of the variances between the statutory accounting practices described in Note 2 and U.S. generally accepted accounting principles, although not reasonably determinable, are presumed to be material.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

KPMG LLP is a Delaware limited liability partnership and the U.S. member firm of the KPMG network of independent member firms affiliated with KPMG International Cooperative (“KPMG International”), a Swiss entity.

Adverse Opinion on U.S. Generally Accepted Accounting Principles

In our opinion, because of the significance of the variances between statutory accounting practices and U.S. generally accepted accounting principles discussed in the Basis for Adverse Opinion on U.S. Generally Accepted Accounting Principles paragraph, the financial statements referred to above do not present fairly, in accordance with U.S. generally accepted accounting principles, the financial position of the Company as of December 31, 2019 and 2018, or the results of its operations or its cash flows for each of the years in the three- year period ended December 31, 2019.

Opinion on Statutory Basis of Accounting

In our opinion, the financial statements referred to above present fairly, in all material respects, the admitted assets, liabilities, capital and surplus of the Company as of December 31, 2019 and 2018, and the results of its operations and its cash flow for each of the years in the three-year period ended December 31, 2019, in accordance with statutory accounting practices prescribed or permitted by the Department described in Note 2.

Other Matter

Our audits were conducted for the purpose of forming an opinion on the financial statements as a whole. The supplementary information included in Schedule I Consolidated Summary of Investments – Other Than Investments in Related Parties, Schedule III Supplementary Insurance Information, Schedule IV Reinsurance and Schedule V Valuation and Qualifying Accounts is presented for purposes of additional analysis and is not a required part of the financial statements but is supplementary information required by the Securities and Exchange Commission's Regulation S-X. Such information is the responsibility of management and was derived from and relates directly to the underlying accounting and other records used to prepare the financial statements. The information has been subjected to the auditing procedures applied in the audits of the financial statements and certain additional procedures, including comparing and reconciling such information directly to the underlying accounting and other records used to prepare the financial statements or to the financial statements themselves, and other additional procedures in accordance with auditing standards generally accepted in the United States of America. In our opinion, the information is fairly stated in all material respects in relation to the financial statements as a whole.

Columbus, Ohio

March 20, 2020

nationwide LIFE Insurance Company

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus

	December 31,
(in millions, except share amounts)	2019	2018

Admitted assets
Invested assets
Bonds	$35,124	$32,348
Stocks	2,622	1,820
Mortgage loans, net of allowance	7,655	7,764
Policy loans	903	905
Derivative assets	94	100
Cash, cash equivalents and short-term investments	556	1,099
Securities lending collateral assets	132	101
Other invested assets	958	883
Total invested assets	$48,044	$45,020
Accrued investment income	573	394
Deferred federal income tax assets, net	601	532
Federal income tax receivable	108	129
Other assets	152	392
Separate account assets	105,655	92,874
Total admitted assets	$155,133	$139,341

Liabilities, capital and surplus
Liabilities
Future policy benefits and claims	$39,139	$38,337
Policyholders dividend accumulation	452	466
Short-term debt	203	365
Asset valuation reserve	479	372
Payable for securities	113	158
Derivative liabilities	23	20
Securities lending payable	132	101
Other liabilities	1,682	1,428
Accrued transfers from separate accounts	(1,567)	(1,625)
Separate account liabilities	105,655	92,874
Total liabilities	$146,311	$132,496

Capital and surplus
Capital shares ($1 par value; authorized - 5,000,000 shares, issued and outstanding - 3,814,779 shares)	$4	$4
Surplus notes	1,100	700
Additional paid-in capital	1,998	1,398
Unassigned surplus	5,720	4,743
Total capital and surplus	$8,822	$6,845
Total liabilities, capital and surplus	$155,133	$139,341

See accompanying notes to statutory financial statements.

nationwide LIFE Insurance Company

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Operations

	Year ended December 31,
(in millions)	2019	2018	2017

Revenues
Premiums and annuity considerations	$10,168	$9,829	$10,403
Net investment income	1,974	1,927	1,958
Amortization of interest maintenance reserve	(2)	(1)	(2)
Other revenues	2,312	2,240	2,443
Total revenues	$14,452	$13,995	$14,802

Benefits and expenses
Benefits to policyholders and beneficiaries	$14,782	$13,961	$12,879
Increase in reserves for future policy benefits and claims	1,501	736	1,246
Net transfers from separate accounts	(3,747)	(2,468)	(950)
Commissions	674	670	683
Dividends to policyholders	38	40	46
Reserve adjustment on reinsurance assumed	(246)	(352)	(553)
Other expenses	417	398	466
Total benefits and expenses	$13,419	$12,985	$13,817

Income before federal income tax expense and net realized capital losses on investments	$1,033	$1,010	$985
Federal income tax (benefit) expense	(73)	64	(455)

Income before net realized capital losses on investments	$1,106	$946	$1,440

Net realized capital losses on investments, net of federal income tax expense of $7, $8 and $26 in 2019, 2018 and 2017, respectively, and excluding $0, $(1) and $3 of net realized capital (losses) gains transferred to the interest maintenance reserve in 2019, 2018 and 2017, respectively

	(477)	(235)	(401)
Net income	$629	$711	$1,039

See accompanying notes to statutory financial statements.

nationwide LIFE Insurance Company

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Changes in Capital and Surplus

(in millions)	Capital shares	Surplus notes	Additional paid-in capital	Unassigned surplus	Capital and surplus
Balance as of December 31, 2016	$4	$700	$963	$3,541	$5,208

Net income	-	-	-	1,039	1,039
Change in asset valuation reserve	-	-	-	(10)	(10)
Change in deferred income taxes	-	-	-	(446)	(446)
Change in net unrealized capital gains and losses, net of tax expense of $14	-	-	-	(157)	(157)
Change in nonadmitted assets	-	-	-	318	318
Other, net	-	-		(3)	(3)
Balance as of December 31, 2017	$4	$700	$963	$4,282	$5,949

Net income	-	-	-	711	711
Change in asset valuation reserve	-	-	-	(12)	(12)
Change in deferred income taxes	-	-	-	72	72
Change in net unrealized capital gains and losses, net of tax expense of $88	-	-	-	(304)	(304)
Change in nonadmitted assets	-	-	-	(6)	(6)
Capital contribution from Nationwide Financial Services, Inc.	-	-	435	-	435
Balance as of December 31, 2018	$4	$700	$1,398	$4,743	$6,845

Net income	-	-	-	629	629
Change in asset valuation reserve	-	-	-	(107)	(107)
Change in deferred income taxes	-	-	-	(29)	(29)
Change in net unrealized capital gains and losses, net of tax (benefit) of ($29)	-	-	-	426	426
Change in nonadmitted assets	-	-	-	59	59
Change in surplus notes	-	400	-	-	400
Capital contribution from Nationwide Financial Services, Inc.	-	-	600	-	600
Other, net	-	-	-	(1)	(1)
Balance as of December 31, 2019	$4	$1,100	$1,998	$5,720	$8,822

See accompanying notes to statutory financial statements.

nationwide LIFE Insurance Company

(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Statutory Statements of Cash Flow

	Years ended December 31,
(in millions)	2019	2018	2017

Cash flows from operating activities:
Premiums collected, net of reinsurance	$10,184	$9,812	$10,424
Net investment income	1,825	2,041	2,062
Other revenue	2,708	2,329	2,439
Policy benefits and claims paid	(14,778)	(13,947)	(12,861)
Commissions, operating expenses and taxes, other than federal income tax paid	(847)	(710)	(563)
Net transfers from separate accounts	3,805	2,606	985
Policyholders' dividends paid	(40)	(45)	(48)
Federal income taxes recovered	87	74	115
Net cash provided by operating activities	$2,944	$2,160	$2,553

Cash flows from investing activities:
Proceeds from investments sold, matured or repaid:
Bonds	$3,547	$3,366	$3,905
Stocks	58	1	1
Mortgage loans	910	580	585
Derivative assets	4	560	-
Other assets	381	190	77
Total investment proceeds	$4,900	$4,697	$4,568
Cost of investments acquired:
Bonds	$(6,327)	$(4,499)	$(4,875)
Stocks	(454)	(608)	(626)
Mortgage loans	(800)	(762)	(670)
Derivative assets	(687)	-	(467)
Other assets	(340)	(610)	(516)
Total investments acquired	$(8,608)	$(6,479)	$(7,154)
Net decrease (increase) in policy loans	2	36	(16)
Net cash used in investing activities	$(3,706)	$(1,746)	$(2,602)

Cash flows from financing activities and miscellaneous sources:
Surplus notes	$400	$-	$-
Capital contribution from Nationwide Financial Services, Inc.	600	435	-
Net change in deposits on deposit-type contract funds and other insurance liabilities	(714)	228	(326)
Net change in short-term debt	(162)	365	(303)
Derivative liabilities	2	(135)	44
Other cash provided (used)	93	(172)	223
Net cash provided by (used in) financing activities and miscellaneous	$219	$721	$(362)

Net (decrease) increase in cash, cash equivalents and short-term investments	$(543)	$1,135	$(411)
Cash, cash equivalents and short-term investments at beginning of year	1,099	(36)	375
Cash, cash equivalents and short-term investments at end of year	$556	$1,099	$(36)

Supplemental disclosure of non-cash activities:
Exchange of bond investments	$592	$573	$238
Intercompany transfer of securities	$6	$108	$-
Intercompany transfer of mortgages	$-	$155	$-

See accompanying notes to statutory financial statements.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(1)	Nature of Operations

Nationwide Life Insurance Company (“NLIC” or “the Company”) was incorporated in 1929 and is an Ohio domiciled stock life insurance company. The Company is a member of the Nationwide group of companies (“Nationwide”), which is comprised of Nationwide Mutual Insurance Company (“NMIC”) and all of its subsidiaries and affiliates.

All of the outstanding shares of NLIC’s common stock are owned by Nationwide Financial Services, Inc. (“NFS”), a holding company formed by Nationwide Corporation, a majority-owned subsidiary of NMIC.

The Company is a leading provider of long-term savings and retirement products in the United States of America (“U.S.”). The Company develops and sells a wide range of products and services, which include fixed and variable individual annuities, private and public sector group retirement plans, life insurance, investment advisory services and other investment products. The Company is licensed to conduct business in all fifty states, the District of Columbia, Guam, Puerto Rico and the U.S. Virgin Islands.

The Company sells its products through a diverse distribution network. Unaffiliated entities that sell the Company’s products to their own customer bases include independent broker-dealers, financial institutions, wirehouses and regional firms, pension plan administrators, life insurance agencies, life insurance specialists and registered investment advisors. Representatives of affiliates who market products directly to a customer base include Nationwide Retirement Solutions, Inc. and Nationwide Financial Network producers, which includes the agency distribution force of the Company’s ultimate parent company, NMIC. NMIC is in the process of transitioning away from utilizing the exclusive agent model, which will be completed in 2020. The Company believes its broad range of competitive products, strong distributor relationships and diverse distribution network position it to compete effectively under various economic conditions.

Wholly-owned subsidiaries of NLIC as of December 31, 2019 include Nationwide Life and Annuity Insurance Company (“NLAIC”) and its wholly-owned subsidiaries, Olentangy Reinsurance, LLC (“Olentangy”) and Nationwide SBL, LLC (“NWSBL”), Jefferson National Financial Corporation (“JNF”) and its wholly-owned subsidiaries, Jefferson National Securities Corporation (“JNSC”) and Jefferson National Life Insurance Company (“JNLIC”), and its wholly-owned subsidiary, Jefferson National Life Insurance Company of New York (“JNLNY”), Eagle Captive Reinsurance, LLC (“Eagle”), Nationwide Investment Services Corporation (“NISC”) and Nationwide Investment Advisor, LLC (“NIA”). NLAIC primarily offers universal life insurance, variable universal life insurance, term life insurance, corporate-owned life insurance and individual annuity contracts on a non-participating basis. Olentangy is a Vermont domiciled special purpose financial captive insurance company. NWSBL offers a securities-based lending product and is an Ohio limited liability company and nonadmitted subsidiary. JNF is a distributor of tax-advantaged investing solutions for registered investment advisors, fee-based advisors and the clients they serve. JNSC is a registered broker-dealer. JNLIC and JNLNY are licensed to underwrite both fixed and variable annuity products. Eagle is an Ohio domiciled special purpose financial captive insurance company. NISC is a registered broker-dealer. NIA is a registered investment advisor.

The Company is subject to regulation by the insurance departments of states in which it is domiciled and/or transacts business and undergoes periodic examinations by those departments.

As of December 31, 2019 and 2018, the Company did not have a significant concentration of financial instruments in a single investee, industry or geographic region. Also, the Company did not have a concentration of business transactions with a particular customer, lender, distribution source, market or geographic region in which a single event could cause a severe impact on the Company’s financial position after considering insurance risk that has been transferred to external reinsurers.

(2)	Summary of Significant Accounting Policies

Use of Estimates

The preparation of the statutory financial statements requires the Company to make estimates and assumptions that affect the amounts reported in the statutory financial statements and accompanying notes. Significant estimates include legal and regulatory reserves, certain investment and derivative valuations, future policy benefits and claims, provision for income taxes and valuation of deferred tax assets. Actual results could differ significantly from those estimates.

Basis of Presentation

The statutory financial statements of the Company are presented on the basis of accounting practices prescribed or permitted by the Ohio Department of Insurance (“the Department”). Prescribed statutory accounting practices are those practices incorporated directly or by reference in state laws, regulations and general administrative rules applicable to all insurance enterprises domiciled in a particular state. Permitted statutory accounting practices include practices not prescribed by the domiciliary state, but allowed by the domiciliary state regulatory authority.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company’s subsidiary, Eagle, applies a prescribed practice which values assumed guaranteed minimum death benefits (“GMDB”) and guaranteed lifetime withdrawal benefits (“GLWB”) risks on variable annuity contracts from NLIC and GLWB risks on fixed indexed annuity contracts from NLAIC using separate alternative reserving bases from the Statutory Accounting Principles detailed within the National Association of Insurance Commissioners (“NAIC”) Accounting Practices and Procedures manual (“NAIC SAP”) pursuant to Ohio Revised Code Chapter 3964 and approved by the Department. The prescribed practice related to NLIC guaranteed risks decreased the Company’s valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $411 million and $183 million as of December 31, 2019 and 2018, respectively. The prescribed practice related to NLAIC guaranteed risks, which went into effect on December 31, 2019, increased the Company’s valuation of Eagle, included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus, by $226 million as of December 31, 2019.

Olentangy was granted a permitted practice from the State of Vermont allowing Olentangy to carry the assets placed into a trust account by Union Hamilton Reinsurance Ltd. (“UHRL”) on its statutory statements of admitted assets, liabilities, capital and surplus at net admitted value. This permitted practice increased NLAIC’s valuation of this subsidiary, included in stocks on the statutory statements of admitted assets, liabilities, capital and surplus, by $67 million as of December 31, 2019 and 2018.

There was no difference in the Company’s net income as a result of prescribed or permitted practices. If the prescribed or permitted practices were not applied, the Company’s risk-based capital would continue to be above regulatory action levels. A reconciliation of the Company’s capital and surplus between NAIC SAP and prescribed and permitted practices is shown below:

(in millions)	SSAP #	F/S Page	State of domicile	As of December 31, 2019	As of December 31, 2018

Capital and Surplus
Statutory Capital and Surplus			OH	$8,822	$6,845
State Prescribed Practice:
Subsidiary valuation - Eagle: NLIC risks ceded	52	3	OH	411	183
Subsidiary valuation - Eagle: NLAIC risks ceded	52	3	OH	(226)	-
State Permitted Practice:
Subsidiary valuation - Olentangy	20	3	VT	(67)	(67)
Statutory Capital and Surplus, NAIC SAP				$8,940	$6,961

Statutory accounting practices vary in some respects from U.S. generally accepted accounting principles (“GAAP”), including the following practices:

Financial Statements

●	Statutory financial statements are prepared using language and groupings substantially the same as the annual statements of the Company filed with the NAIC and state regulatory authorities;

●

assets must be included in the statutory statements of admitted assets, liabilities, capital and surplus at net admitted asset value and nonadmitted assets are excluded through a charge to capital and surplus;

●

an asset valuation reserve (“AVR”) is established in accordance with the NAIC Annual Statement Instructions for Life, Accident and Health Insurance Companies and is reported as a liability, and changes in the AVR are reported directly in capital and surplus;

●

an interest maintenance reserve (“IMR”) is established in accordance with the NAIC Annual Statement Instructions for Life, Accident and Health Insurance Companies and is reported as a liability, and the amortization of the IMR is reported as revenue;

●	the expense allowance associated with statutory reserving practices for investment contracts held in the separate accounts is reported in the general account as a negative liability;

●	accounting for contingencies requires recording a liability at the midpoint of a range of estimated possible outcomes when no better estimate in the range exists;

●	surplus notes are accounted for as a component of capital and surplus;

●	costs related to successful policy acquisitions are charged to operations in the year incurred;

●	negative cash balances are reported as negative assets;

●	certain income and expense items are charged or credited directly to capital and surplus;

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

●	the statutory statements of cash flows are presented on the basis prescribed by the NAIC; and

●	the statutory financial statements do not include accumulated other comprehensive income.

Future Policy Benefits and Claims

●	Deposits to universal life contracts, investment contracts and limited payment contracts are included in revenue; and

●	future policy benefit reserves are based on statutory requirements.

Reinsurance Ceded

●	Certain assets and liabilities are reported net of ceded reinsurance balances; and

●	provision is made for amounts receivable and outstanding for more than 90 days through a charge to capital and surplus.

Investments

●	Investments in bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value;

●	investments in preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value;

●	the proportional amortized cost method is utilized to determine the liquidation value of Low-Income Housing Tax Credit Funds (“Tax Credit Funds”);

●

admitted subsidiary, controlled and affiliated entities are never consolidated; rather, those investments are generally carried at audited statutory capital and surplus or GAAP equity, as appropriate, and are recorded as an equity investment in stocks or other invested assets;

●

equity in earnings of subsidiary companies is recognized directly in capital and surplus as net unrealized capital gains or losses, while dividends from unconsolidated companies are recorded in operations as net investment income;

●

undistributed earnings and valuation adjustments from investments in joint ventures, partnerships and limited liability companies are recognized directly in capital and surplus as net unrealized capital gains or losses;

●	changes in non-specific mortgage loan reserves are recorded directly in capital and surplus as net unrealized capital gains or losses;

●	other-than-temporary impairments on bonds, excluding loan-backed and structured securities, are measured based on fair value; and

●	gains on sales of investments between affiliated companies representing economic transactions are deferred at the parent level until the related assets are paid down or an external sale occurs.

Separate Accounts

●	Assets and liabilities of guaranteed separate accounts are reported as separate account assets and separate account liabilities, respectively.

Derivative Instruments

●	Derivatives used in effective hedging transactions are valued in a manner consistent with the hedged asset or liability;

●	unrealized gains and losses on derivatives that are not considered to be effective hedges are charged to capital and surplus;

●	interest earned on derivatives not designated as hedging instruments is charged to net investment income; and

●	embedded derivatives are not separated from the host contract and accounted for separately as a derivative instrument.

Goodwill

●	Goodwill is limited to 10% of the prior reporting period’s adjusted statutory surplus, with any goodwill in excess of this limitation nonadmitted through a charge to surplus; and

●	goodwill is amortized and charged to surplus.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Federal Income Taxes

●

Changes in deferred federal income taxes are recognized directly in capital and surplus with limitations on the amount of deferred tax assets that can be reflected as an admitted asset (15% of surplus); and

●	uncertain tax positions are subject to a “more likely than not” standard for federal and foreign income tax loss contingencies only.

Nonadmitted Assets

●

In addition to the nonadmitted assets described above, certain other assets are nonadmitted and charged directly to capital and surplus. These include prepaid assets, certain software, disallowed IMR and other receivables outstanding for more than 90 days.

The financial information included herein is prepared and presented in accordance with SAP prescribed or permitted by the Department. Certain differences exist between SAP and GAAP, which are presumed to be material.

Revenues and Benefits

Life insurance premiums are recognized as revenue over the premium paying period of the related policies. Annuity considerations are recognized as revenue when received. Health insurance premiums are earned ratably over the terms of the related insurance and reinsurance contracts or policies. Policy benefits and claims that are expensed include interest credited to policy account balances, benefits and claims incurred in the period in excess of related policy reserves and other changes in future policy benefits.

Future Policy Benefits and Claims

Future policy benefits for traditional products are based on statutory mortality and interest requirements without consideration of withdrawals. The principal statutory mortality tables and interest assumptions used on policies in force are the 1958 Commissioner’s Standard Ordinary (“CSO”) table at interest rates of 2.5%, 3.0%, 3.5%, 4.0% and 4.5%, the 1941 CSO table at an interest rate of 2.5%, the 1980 CSO table at interest rates of 4.0%, 4.5%, 5.0% and 5.5%, the 2001 CSO table at an interest rate of 4.0% and 3.5% and the 2017 CSO table at an interest rate of 3.5% and 4.5%.

Future policy benefits for universal life and variable universal life contracts have been calculated based on participants’ contributions plus interest credited on any funds in the fixed account less applicable contract charges. These policies have been adjusted for possible future surrender charges in accordance with the Commissioner’s Reserve Valuation Method (“CRVM”).

Future policy benefits for annuity products have been established based on contract term, interest rates and various contract provisions. Individual deferred annuity contracts issued in 1990 and after have been adjusted for possible future surrender charges in accordance with the Commissioner’s Annuity Reserve Valuation Method (“CARVM”).

As of December 31, 2017, the Company calculated a portion of its life insurance reserves under a Principle-Based Reserves (“PBR”) framework in accordance with Valuation Manual 20: Requirements for PBR for Life Products. Valuation Manual 20 was only applicable for newly issued life insurance business and allowed for a three-year implementation period. Reserving for all life insurance business issued after the earlier of the products conversion or December 31, 2019 will be under a PBR framework.

As of December 31, 2019 and 2018, the Company calculated its reserves for variable annuity products with guaranteed minimum death, accumulation and withdrawal benefits and other contracts involving guaranteed benefits similar to those offered with variable annuities under the standard scenario of Actuarial Guideline XLIII "CARVM for Variable Annuities", which exceeded the stochastic 70th percentile Conditional Tail Expectations scenario.

The aggregate reserves for individual accident and health policies consist of active life reserves, disabled life reserves and unearned premium reserves. The active life reserves for disability income are reserved for on the net level basis, at a 3.0% interest rate, using either the 1964 Commissioner’s Disability Table (for policies issued prior to 1982) or the 1985 Commissioner’s Individual Disability Table A (for policies issued after 1981). The active life reserves for major medical insurance (both scheduled and unscheduled benefits) are based on the benefit ratio method for policies issued after 1981.

The active life reserves for accident and health policies are reserved for on the net level basis, at a 3.0% interest rate, using either the 1956 Inter-Company Hospital-Surgical tables, the 1974 Medical Expense tables or the 1959 Accidental Death Benefits table.

The disabled life reserves for accident and health policies are calculated using the 1985 Commissioner’s Individual Disability Table A at a 3.0% interest rate. Unearned premium reserves are based on the actual gross premiums and actual days.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The aggregate reserves for group accident and health and franchise accident and health policies consist of disabled life reserves and unearned premium reserves. Reserves for benefits payable on disabled life claims are based on the 2012 Group Long-Term Disability (GLTD) Valuation Table, at varying interest rates of 2.75% - 6.0%, for group policies and the 1987 Commissioner’s Group Disability Table, at varying interest rates of 2.75% - 10.25%, for franchise policies.

Future policy benefits and claims for group long-term disability policies are the present value (discounted between 2.75% and 6.00%) of amounts not yet due on reported claims and an estimate of amounts to be paid on incurred but unreported claims. Future policy benefits and claims on other group health policies are not discounted.

The Company issues fixed and floating rate funding agreements to the Federal Home Loan Bank of Cincinnati (“FHLB”). The liabilities for such funding agreements are treated as annuities under Ohio law for life insurance companies and recorded in future policy benefits and claims. Refer to Note 9 for additional details.

Separate Accounts

Separate account assets represent contractholders’ funds that have been legally segregated into accounts with specific investment objectives. Separate account assets are recorded at fair value, with the value of separate account liabilities set to equal the fair value of separate account assets. Separate account assets are primarily comprised of public, privately-registered and non-registered mutual funds, whose fair value is primarily based on the funds’ net asset value. Other separate account assets are recorded at fair value based on the methodology that is applicable to the underlying assets.

Separate account liabilities, in conjunction with accrued transfers from separate accounts, represent contractholders’ funds adjusted for possible future surrender charges in accordance with the CARVM and the CRVM, respectively. The difference between full account value and CARVM/CRVM is reflected in accrued transfers to separate accounts, as prescribed by the NAIC, in the statutory statements of admitted assets, liabilities, capital and surplus. The annual change in the difference between full account value and CARVM/CRVM and its applicable federal income tax is reflected in the statutory statements of operations as part of the net transfers to separate accounts and federal income tax, respectively.

Retained Assets

The Company does not retain beneficiary assets. During a death benefit claim, the death benefit settlement method is payment to the beneficiary in the form of a check or electronic funds transfer.

Investments

Bonds and stocks of unaffiliated companies. Bonds are generally stated at amortized cost, except those with an NAIC designation of “6”, which are stated at the lower of amortized cost or fair value. Preferred stocks are generally stated at amortized cost, except those with an NAIC designation of “4” through “6”, which are stated at the lower of amortized cost or fair value. Common stocks are stated at fair value. Changes in the fair value of bonds and stocks stated at fair value are charged to capital and surplus.

Loan-backed and structured securities, which are included in bonds in the statutory financial statements, are stated in a manner consistent with the bond guidelines, but with additional consideration given to the special valuation rules implemented by the NAIC applicable to residential mortgage-backed securities that are not backed by U.S. government agencies, commercial mortgage-backed securities and certain other structured securities. Under these guidelines, an initial and adjusted NAIC designation is determined for each security. The initial NAIC designation, which takes into consideration the security’s amortized cost relative to an NAIC-prescribed valuation matrix, is used to determine the reporting basis (i.e., amortized cost or lower of amortized cost or fair value).

Interest income is recognized when earned, while dividends are recognized when declared. The Company nonadmits investment income due and accrued when amounts are over 90 days past due.

For investments in loan-backed and structured securities, the Company recognizes income and amortizes discounts and premiums using the effective-yield method based on prepayment assumptions, generally obtained using a model provided by a third-party vendor, and the estimated economic life of the securities. When actual prepayments differ significantly from estimated prepayments, the effective-yield is recalculated to reflect actual payments to date and anticipated future payments. Any resulting adjustment is included in net investment income in the period the estimates are revised. All other investment income is recorded using the effective-yield method without anticipating the impact of prepayments.

Purchases and sales of bonds and stocks are recorded on the trade date, with the exception of private placement bonds, which are recorded on the funding date. Realized gains and losses are determined on a specific identification method.

Independent pricing services are most often utilized, and compared to pricing from additional sources, to determine the fair value of bonds and stocks for which market quotations or quotations on comparable securities are available. For these bonds and stocks, the Company obtains the pricing services’ methodologies and classifies the investments accordingly in the fair value hierarchy.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

A corporate pricing matrix is used in valuing certain corporate bonds. The corporate pricing matrix was developed using publicly available spreads for privately-placed corporate bonds with varying weighted average lives and credit quality ratings. The weighted average life and credit quality rating of a particular bond to be priced using the corporate pricing matrix are important inputs into the model and are used to determine a corresponding spread that is added to the appropriate U.S. Treasury yield to create an estimated market yield for that bond. The estimated market yield and other relevant factors are then used to estimate the fair value of the particular bond.

Non-binding broker quotes are also utilized to determine the fair value of certain bonds when deemed appropriate or when quotes are not available from independent pricing services or a corporate pricing matrix. These bonds are classified with the lowest priority in the fair value hierarchy as only one broker quote is ordinarily obtained, the investment is not traded on an exchange, the pricing is not available to other entities and/or the transaction volume in the same or similar investments has decreased. Inputs used in the development of prices are not provided to the Company by the brokers as the brokers often do not provide the necessary transparency into their quotes and methodologies. At least annually, the Company performs reviews and tests to ensure that quotes are a reasonable estimate of the investments’ fair value. Price movements of broker quotes are subject to validation and require approval from the Company’s management. Management uses its knowledge of the investment and current market conditions to determine if the price is indicative of the investment’s fair value.

For all bonds, the Company considers its ability and intent to hold the security for a period of time sufficient to allow for the anticipated recovery in value, the expected recovery of principal and interest and the extent to which the fair value has been less than amortized cost. If the decline in fair value to below amortized cost is determined to be other-than-temporary, a realized loss is recorded equal to the difference between the amortized cost of the investment and its fair value.

The Company periodically reviews loan-backed and structured securities in an unrealized loss position by comparing the present value of cash flows, including estimated prepayments, expected to be collected from the security to the amortized cost basis of the security. If the present value of cash flows expected to be collected, discounted at the security’s effective interest rate, is less than the amortized cost basis of the security, the impairment is considered other-than-temporary and a realized loss is recorded to realizable value.

All other bonds in an unrealized loss position are periodically reviewed to determine if a decline in fair value to below amortized cost is other-than-temporary. Factors considered during this review include timing and amount of expected cash flows, ability of the issuer to meet its obligations, financial condition and future prospects of the issuer, amount and quality of any underlying collateral and current economic and industry conditions that may impact an issuer.

Stocks may experience other-than-temporary impairment based on the prospects for full recovery in value in a reasonable period of time and the Company’s ability and intent to hold the stock to recovery. If a stock is determined to be other-than-temporarily impaired, a realized loss is recorded equal to the difference between the cost basis of the investment and its fair value.

Investments in subsidiaries. The investment in the Company’s wholly-owned insurance subsidiaries, NLAIC and Eagle, are carried using the equity method of accounting applicable to U.S. insurance subsidiary, controlled and affiliated (“SCA”) entities. This requires the investment to be recorded based on the value of its underlying audited statutory surplus. Furthermore, the equity method of accounting would be discontinued if the investment is reduced to zero, unless the Company has guaranteed obligations of the subsidiary or otherwise committed to provide further financial support. In accordance with the “look through” provisions of Statements of Statutory Accounting Principles (“SSAP”) No. 97, Investments in Subsidiary, Controlled and Affiliated Entities, the valuation of JNF, an unaudited downstream noninsurance holding company, is based on the individual audited SCA entities owned by the holding company. Additionally, all non-affiliated liabilities, commitments, contingencies, guarantees or obligations of the holding company are reflected in the determination of the carrying value of the investments. The Company’s investment in NISC and NIA, wholly-owned non-insurance subsidiaries, are carried using the equity method of accounting applicable to U.S. non-insurance subsidiary, controlled and affiliated entities. This requires the investment to be recorded based on its underlying audited GAAP equity. Investments in NLAIC, JNF and NISC are included in stocks, and the investment in Eagle is included in other invested assets on the statutory statements of admitted assets, liabilities, capital and surplus.

Mortgage loans, net of allowance. The Company holds commercial mortgage loans that are collateralized by properties throughout the U.S. Mortgage loans are held at unpaid principal balance adjusted for premiums and discounts, less a valuation allowance.

As part of the underwriting process, specific guidelines are followed to ensure the initial quality of a new mortgage loan. Third-party appraisals are obtained to support loaned amounts as the loans are collateral dependent or guaranteed.

The collectability and value of a mortgage loan is based on the ability of the borrower to repay and/or the value of the underlying collateral. Many of the Company’s mortgage loans are structured with balloon payment maturities, exposing the Company to risks associated with the borrowers’ ability to make the balloon payment or refinance the property. Loans are considered delinquent when contractual payments are 90 days past due.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Mortgage loans require a loan-specific reserve when, based on current information and events, it is probable that the Company will be unable to collect all amounts due according to the contractual terms of the loan agreement. When management determines that a loan requires a loan-specific reserve, a provision for loss is established equal to the difference between the carrying value and the fair value of the collateral less costs to sell. Loan-specific reserve charges are recorded in net realized capital gains and losses. In the event a loan-specific reserve charge is reversed, the recovery is also recorded in net realized capital gains and losses.

In addition to the loan-specific reserves, the Company maintains a non-specific reserve based primarily on loan surveillance categories and property type classes, which reflects management’s best estimates of probable credit losses inherent in the portfolio of loans without specific reserves as of the date of the statutory statements of admitted assets, liabilities, capital and surplus. Management’s periodic evaluation of the adequacy of the non-specific reserve is based on past loan loss experience, known and inherent risks in the portfolio, adverse situations that may affect a group of borrowers’ ability to repay in the portfolio, the estimated value of the underlying collateral, composition of the loan portfolio, current economic conditions and other relevant factors. Non-specific reserve changes are recorded directly in capital and surplus as net unrealized capital gains and losses.

Management evaluates the credit quality of individual mortgage loans and the portfolio as a whole through a number of loan quality measurements, including, but not limited to, loan-to-value (“LTV”) and debt service coverage (“DSC”) ratios. The LTV ratio is calculated as a ratio of the amortized cost of a loan to the estimated value of the underlying collateral. DSC is the amount of cash flow generated by the underlying collateral of the mortgage loan available to meet periodic interest and principal payments of the loan. These loan quality measurements contribute to management’s assessment of relative credit risk in the mortgage loan portfolio. Based on underwriting criteria and ongoing assessment of the properties’ performance, management believes the amounts, net of valuation allowance, are collectible. This process identifies the risk profile and potential for loss individually and in the aggregate for the commercial mortgage loan portfolios. These factors are updated and evaluated at least annually.

Interest income on performing mortgage loans is recognized in net investment income over the life of the loan using the effective-yield method. Loans in default or in the process of foreclosure are placed on non-accrual status. Interest received on non-accrual status mortgage loans is included in net investment income in the period received. Loans are restored to accrual status when the principal and interest is current and it is determined the future principal and interest payments are probable or the loan is modified.

Policy loans. Policy loans, which are collateralized by the related insurance policy, are held at the outstanding principal balance and do not exceed the net cash surrender value of the policy. As such, no valuation allowance for policy loans is required.

Cash and cash equivalents. Cash and cash equivalents include highly liquid investments with original maturities of less than three months.

Short-term investments. Short-term investments consist primarily of government agency discount notes with maturities of twelve months or less at acquisition. The Company carries short-term investments at amortized cost which approximates fair value. The Company and various affiliates maintain agreements with Nationwide Cash Management Company (“NCMC”), an affiliate, under which NCMC acts as a common agent in handling the purchase and sale of short-term securities for the respective accounts of the participants. Amounts on deposit with NCMC for the benefit of the Company are included in short-term investments on the statutory statements of admitted assets, liabilities, capital and surplus.

Other invested assets. Other invested assets consist primarily of alternative investments in hedge funds, private equity funds, private and emerging market debt funds, tax credit funds, real estate partnerships and the investment in Eagle. Except for investments in certain tax credit funds, these investments are recorded using the equity method of accounting. Changes in carrying value as a result of the equity method are reflected as net unrealized capital gains and losses as a direct adjustment to capital and surplus. Gains and losses are generally recognized through income at the time of disposal or when operating distributions are received. Partnership interests in tax credit funds are held at amortized cost with amortization charged to net investment income over the period in which the tax benefits, primarily credits, are earned. Tax credits are recorded as an offset to tax expense in the period utilized.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company has sold $2.2 billion, $2.0 billion and $1.7 billion in Tax Credit Funds to unrelated third parties as of December 31, 2019, 2018 and 2017, respectively. The Company has guaranteed after-tax benefits to the third-party investors through periods ending in 2037. These guarantees are in effect for periods of approximately 15 years each. The Tax Credit Funds provide a stream of tax benefits to the investors that will generate a yield and return of capital. If the tax benefits are not sufficient to provide these cumulative after-tax yields, the Company must fund any shortfall. The maximum amount of undiscounted future payments that the Company could be required to pay the investors under the terms of the guarantees is $1.4 billion, but the Company does not anticipate making any material payments related to the guarantees. The Company’s risks are mitigated in the following ways: (1) the Company has the right to buyout the equity related to the guarantee under certain circumstances, (2) the Company may replace underperforming properties to mitigate exposure to guarantee payments, (3) the Company oversees the asset management of the deals and (4) changes in tax laws are explicitly excluded from the Company’s guarantees of after-tax benefits.

Securities Lending. The Company has entered into securities lending agreements with a custodial bank whereby eligible securities are loaned to third parties, primarily major brokerage firms. These transactions are used to generate additional income in the securities portfolio. The Company is entitled to receive from the borrower any payments of interest and dividends received on loaned securities during the loan term. The agreements require a minimum of 102% of the fair value of the loaned securities to be held as collateral. Cash collateral is invested by the custodial bank in investment-grade securities, which are included in the total invested assets of the Company. Periodically, the Company may receive non-cash collateral, which would be recorded off-balance sheet. The Company recognizes loaned securities in bonds. A securities lending payable is recorded in other liabilities for the amount of cash collateral received. If the fair value of the collateral received (cash and/or securities) is less than the fair value of the securities loaned, the shortfall is nonadmitted. Net income received from securities lending activities is included in net investment income. Because the borrower or the Company may terminate a securities lending transaction at any time, if loans are terminated in advance of the reinvested collateral asset maturities, the Company would repay its securities lending obligations from operating cash flows or the proceeds of sales from its investment portfolio, which includes significant liquid securities.

Derivative Instruments

The Company uses derivative instruments to manage exposures and mitigate risks primarily associated with interest rates, equity markets and foreign currency. These derivative instruments primarily include interest rate swaps, cross-currency swaps, futures and options.

Derivative instruments used in hedging transactions considered to be effective hedges are reported in a manner consistent with the hedged items. Derivative instruments used in hedging transactions that do not meet or no longer meet the criteria of an effective hedge are accounted for at fair value with changes in fair value recorded in capital and surplus as unrealized gains or losses.

The fair value of derivative instruments is determined using various valuation techniques relying predominantly on observable market inputs. These inputs include interest rate swap curves, credit spreads, interest rates, counterparty credit risk, equity volatility and equity index levels.

The Company’s derivative transaction counterparties are generally financial institutions. To reduce the credit risk associated with open contracts, the Company enters into master netting agreements which permit the closeout and netting of transactions with the same counterparty upon the occurrence of certain events. In addition, the Company attempts to reduce credit risk by obtaining collateral from counterparties. The determination of the need for and the levels of collateral vary based on an assessment of the credit risk of the counterparty. The Company accepts collateral in the forms of cash and marketable securities. Non-cash collateral received is recorded off-balance sheet.

Cash flows and payment accruals on derivatives are recorded in net investment income.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. Fair value measurements are based upon observable and unobservable inputs. Observable inputs reflect market data obtained from independent sources while unobservable inputs reflect the Company’s view of market assumptions in the absence of observable market information. The Company utilizes valuation techniques that maximize the use of observable inputs and minimize the use of unobservable inputs. In determining fair value, the Company uses various methods, including market, income and cost approaches.

The Company categorizes its financial instruments into a three-level hierarchy based on the priority of the inputs to the valuation technique. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument in its entirety.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company categorizes assets and liabilities held at fair value in the statutory statements of admitted assets, liabilities, capital and surplus as follows:

Level 1. Unadjusted quoted prices accessible in active markets for identical assets or liabilities at the measurement date and mutual funds where the value per share (unit) is determined and published daily and is the basis for current transactions.

Level 2. Unadjusted quoted prices for similar assets or liabilities in active markets or inputs (other than quoted prices) that are observable or that are derived principally from or corroborated by observable market data through correlation or other means. Primary inputs to this valuation technique may include comparative trades, bid/asks, interest rate movements, U.S. Treasury rates, London Interbank Offered Rate (“LIBOR”), prime rates, cash flows, maturity dates, call ability, estimated prepayments and/or underlying collateral values.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. Inputs reflect management’s best estimates of the assumptions market participants would use at the measurement date in pricing the asset or liability. Consideration is given to the risk inherent in both the method of valuation and the valuation inputs. Primary inputs to this valuation technique include broker quotes and comparative trades.

The Company reviews its fair value hierarchy classifications for assets and liabilities quarterly. Changes in observability of significant valuation inputs identified during these reviews may trigger reclassifications. Reclassifications are reported as transfers at the beginning of the period in which the change occurs.

Asset Valuation Reserve

The Company maintains an AVR as prescribed by the NAIC for the purpose of offsetting potential credit related investment losses on each invested asset category, excluding cash, policy loans and income receivable. The AVR contains a separate component for each category of invested assets. The change in AVR is charged or credited directly to capital and surplus.

Interest Maintenance Reserve

The Company records an IMR as prescribed by the NAIC, which represents the net deferral for interest-related gains or losses arising from the sale of certain investments, such as bonds, mortgage loans and loan-backed and structured securities sold. The IMR is applied as follows:

●

For bonds, the designation from the NAIC Capital Markets and Investments Analysis Office must not have changed more than one designation between the beginning of the holding period and the date of sale;

●	the bond must never have been classified as a default security;

●

for mortgage loans, during the prior two years, they must not have had interest more than 90 days past due, been in the process of foreclosure or in the course of voluntary conveyance, nor had restructured terms; and

●	for loan-backed and structured securities, all interest-related other-than-temporary impairments and interest-related realized gains or losses on sales of the securities.

The realized gains or losses, net of related federal income tax, from the applicable bonds and mortgage loans sold, have been removed from the net realized gain or loss amounts and established as a net liability. This liability is amortized into income such that the amount of each capital gain or loss amortized in a given year is based on the excess of the amount of income which would have been reported that year, if the asset had not been disposed of over the amount of income which would have been reported had the asset been repurchased at its sale price. In the event the unamortized IMR liability balance is negative, the balance is reclassified as an asset and fully nonadmitted. The Company utilizes the grouped method for amortization. Under the grouped method, the liability is amortized into income over the remaining period to expected maturity based on the groupings of the individual securities into five-year bands.

Goodwill

For companies whose operations are primarily insurance related, goodwill is the excess of the cost to acquire a company over the Company’s share of the statutory book value of the acquired entity. Goodwill is recorded in stocks in the statutory statements of admitted assets, liabilities and surplus. Goodwill is amortized on a straight-line basis over the period of economic benefit, not to exceed ten years, with a corresponding charge to surplus.

Unamortized goodwill totaled $116 million and $132 million as of December 31, 2019 and 2018, respectively. All unamortized goodwill as of December 31, 2019 and 2018, is related to the acquisition of JNF, which represents 69% and 76%, respectively, of JNF’s gross SCA value. All goodwill was admitted as of December 31, 2019 and 2018. Amortization of goodwill totaled $16 million, $16 million and $14 million for the years ended December 31, 2019, 2018 and 2017, respectively. No goodwill was impaired during these periods.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Federal Income Taxes

The Company utilizes the asset and liability method of accounting for income taxes. Under this method, deferred tax assets, net of any nonadmitted portion and statutory valuation allowance, and deferred tax liabilities, are recognized for the expected future tax consequences attributable to differences between the statutory financial statement carrying amounts of existing assets and liabilities and their respective tax basis. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income or loss in the years in which those temporary differences are expected to be recovered or settled. The change in deferred taxes, excluding the impact of taxes on unrealized capital gains or losses and nonadmitted deferred taxes, is charged directly to surplus.

The Company provides for federal income taxes based on amounts the Company believes it ultimately will owe. Inherent in the provision for federal income taxes are estimates regarding the deductibility of certain items and the realization of certain tax credits. In the event the ultimate deductibility of certain items or the realization of certain tax credits differs from estimates, the Company may be required to change the provision for federal income taxes recorded in the statutory financial statements, which could be significant.

Tax reserves are reviewed regularly and are adjusted as events occur that the Company believes impact its liability for additional taxes, such as lapsing of applicable statutes of limitations, conclusion of tax audits or substantial agreement with taxing authorities on the deductibility/nondeductibility of uncertain items, additional exposure based on current calculations, identification of new issues, release of administrative guidance or rendering of a court decision affecting a particular tax issue. The Company believes its tax reserves reasonably provide for potential assessments that may result from Internal Revenue Service (“IRS”) examinations and other tax-related matters for all open tax years.

The Company is included in the NMIC consolidated federal income tax return.

Reinsurance Ceded

The Company cedes insurance to other companies in order to limit potential losses and to diversify its exposures. Such agreements do not relieve the Company of its primary obligation to the policyholder in the event the reinsurer is unable to meet the obligations it has assumed. Reinsurance premiums ceded and reinsurance recoveries on benefits and claims incurred are deducted from the respective income and expense accounts. Assets and liabilities related to reinsurance ceded are reported in the statutory statements of admitted assets, liabilities, capital and surplus on a net basis within the related future policy benefits and claims of the Company.

Participating Business

Participating business, which refers to policies that participate in profits through policyholder dividends, represented approximately 4% and 5% of the Company’s life insurance in force in 2019 and 2018, respectively, and 50% and 51% of the number of life insurance policies in force in 2019 and 2018, respectively. The provision for policyholder dividends was based on the respective year’s dividend scales, as approved by the Board of Directors. Policyholder dividends are recognized when declared. No additional income was allocated to participating policyholders during 2019 and 2018.

Subsequent Events

The Company evaluated subsequent events through March 20, 2020, the date the statutory financial statements were issued.

Subsequent to December 31, 2019, equity and financial markets have experienced significant volatility and interest rates have continued to decline due to the COVID-19 pandemic. The Company is currently in the process of determining the impact of the pandemic to its operations and financial condition.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(3)	Analysis of Actuarial Reserves and Deposit Liabilities by Withdrawal Characteristics

The following table summarizes the analysis of individual annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

		Separate	Separate
	General	account with	account non-		% of
(in millions)	account	guarantees	guaranteed	Total	Total
December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$19	$181	$29	$229	0%
At book value less current surrender charge of 5% or more	270	-	-	270	1%
At fair value	-	-	61,535	61,535	91%
Total with market value adjustment or at fair value	$289	$181	$61,564	$62,034	92%
At book value without adjustment (minimal or no charge or adjustment)	3,587	-	11	3,598	5%
Not subject to discretionary withdrawal	1,761	-	56	1,817	3%
Total, gross	$5,637	$181	$61,631	$67,449	100%
Less: Reinsurance ceded	(104)	-	-	(104)
Total, net	$5,533	$181	$61,631	$67,345
Amount included in 'Subject to discretionary withdrawal at book value less current surrender charge of 5% or more' that will move to 'Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)'	$128	$-	$-	$128

December 31, 2018
Subject to discretionary withdrawal:
With market value adjustment	$20	$203	$-	$223	0%
At book value less current surrender charge of 5% or more	422	-	-	422	1%
At fair value	-	-	54,038	54,038	90%
Total with market value adjustment or at fair value	$442	$203	$54,038	$54,683	91%
At book value without adjustment (minimal or no charge or adjustment)	2,497	-	12	2,509	4%
Not subject to discretionary withdrawal	2,622	-	49	2,671	5%
Total, gross	$5,561	$203	$54,099	$59,863	100%
Less: Reinsurance ceded	(105)	-	-	(105)
Total, net	$5,456	$203	$54,099	$59,758
Amount included in 'Subject to discretionary withdrawal at book value less current surrender charge of 5% or more' that will move to 'Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)'	$223	$-	$-	$223

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the analysis of group annuities actuarial reserves by withdrawal characteristics, as of the dates indicated:

		Separate	Separate
	General	account with	account non-		% of
(in millions)	account	guarantees	guaranteed	Total	Total
December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$16,485	$2,166	$-	$18,651	44%
At book value less current surrender charge of 5% or more	1	-	-	1	0%
At fair value	-	-	18,284	18,284	43%
Total with market value adjustment or at fair value	$16,486	$2,166	$18,284	$36,936	87%
At book value without adjustment (minimal or no charge or adjustment)	5,354	-	-	5,354	12%
Not subject to discretionary withdrawal	584	2	-	586	1%
Total, gross	$22,424	$2,168	$18,284	$42,876	100%
Less: Reinsurance ceded	(60)	-	-	(60)
Total, net	$22,364	$2,168	$18,284	$42,816
Amount included in 'Subject to discretionary withdrawal at book value less current surrender charge of 5% or more' that will move to 'Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)'	$1	$-	$-	$1

December 31, 2018
Subject to discretionary withdrawal:
With market value adjustment	$15,748	$2,366	$-	$18,114	46%
At book value less current surrender charge of 5% or more	76	-	-	76	0%
At fair value	-	-	15,869	15,869	40%
Total with market value adjustment or at fair value	$15,824	$2,366	$15,869	$34,059	86%
At book value without adjustment (minimal or no charge or adjustment)	4,938	-	-	4,938	12%
Not subject to discretionary withdrawal	614	2	-	616	2%
Total, gross	$21,376	$2,368	$15,869	$39,613	100%
Less: Reinsurance ceded	(63)	-	-	(63)
Total, net	$21,313	$2,368	$15,869	$39,550
Amount included in 'Subject to discretionary withdrawal at book value less current surrender charge of 5% or more' that will move to 'Subject to discretionary withdrawal at book value without adjustment (minimal or no charge or adjustment)'	$4	$-	$-	$4

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the analysis of deposit-type contracts and other liabilities without life or disability contingencies by withdrawal characteristics, as of the dates indicated:

		Separate
	General	account non-		% of
(in millions)	account	guaranteed	Total	Total
December 31, 2019
Subject to discretionary withdrawal:
With market value adjustment	$3	$-	$3	0%
At fair value	13	-	13	0%
Total with market value adjustment or at fair value	$16	$-	$16	0%
At book value without adjustment (minimal or no charge or adjustment)	775	4	779	25%
Not subject to discretionary withdrawal	2,331	12	2,343	75%
Total, gross	$3,122	$16	$3,138	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,122	$16	$3,138

December 31, 2018
Subject to discretionary withdrawal:
With market value adjustment	$4	$-	$4	0%
At fair value	13	-	13	0%
Total with market value adjustment or at fair value	$17	$-	$17	0%
At book value without adjustment (minimal or no charge or adjustment)	504	4	508	14%
Not subject to discretionary withdrawal	3,316	12	3,328	86%
Total, gross	$3,837	$16	$3,853	100%
Less: Reinsurance ceded	-	-	-
Total, net	$3,837	$16	$3,853

The following table is a reconciliation of total annuity actuarial reserves and deposit fund liabilities, as of the dates indicated:

	December 31,
(in millions)	2019	2018
Life, accident and health annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$27,880	$26,750
Supplemental contracts with life contingencies, net	17	19
Deposit-type contracts	3,122	3,837
Subtotal	$31,019	$30,606

Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$82,264	$72,539
Other contract deposit funds	16	16
Subtotal	$82,280	$72,555
Total annuity actuarial reserves and deposit fund liabilities, net	$113,299	$103,161

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the analysis of life actuarial reserves by withdrawal characteristics, as of the dates indicated:

	General account			Separate account - nonguaranteed
	Account	Cash		Account	Cash
(in millions)	value	value	Reserve	value	value	Reserve
December 31, 2019
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,549	2,561	2,728	-	-	-
Universal life with secondary guarantees	335	265	613	-	-	-
Indexed universal life with secondary guarantees	140	99	146	-	-	-
Other permanent cash value life insurance	-	1,328	2,676	-	-	-
Variable life	1,903	1,992	2,080	21,853	21,840	19,596
Subtotal	$4,927	$6,256	$8,254	$21,853	$21,840	$19,596
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	299	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	12	-	-	-
Disability - disabled lives	-	-	57	-	-	-
Miscellaneous reserves	-	-	36	-	-	-
Total, gross	$4,927	$6,256	$8,659	$21,853	21,840	19,596
Less: reinsurance ceded	(10)	(10)	(272)	-	-	-
Total, net	$4,917	$6,246	$8,387	$21,853	21,840	19,596

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

	General account			Separate account - nonguaranteed
	Account	Cash		Account	Cash
(in millions)	value	value	Reserve	value	value	Reserve
December 31, 2018
Subject to discretionary withdrawal, surrender values or policy loans:
Term policies with cash value	$-	$11	$11	$-	$-	$-
Universal life	2,682	2,692	2,704	-	-	-
Universal life with secondary guarantees	309	245	534	-	-
Indexed universal life with secondary guarantees	103	73	108	-	-	-
Other permanent cash value life insurance	-	1,478	2,731	-	-	-
Variable life	1,626	1,715	1,799	16,599	16,583	16,583
Subtotal	$4,720	$6,214	$7,887	$16,599	$16,583	$16,583
Not subject to discretionary withdrawal or no cash value:
Term policies without cash value	-	-	337	-	-	-
Accidental death benefits	-	-	1	-	-	-
Disability - active lives	-	-	10	-	-	-
Disability - disabled lives	-	-	53	-	-	-
Miscellaneous reserves	-	-	35	-	-	-
Total, gross	$4,720	$6,214	$8,323	$16,599	16,583	16,583
Less: reinsurance ceded	(11)	(11)	(294)	-	-	-
Total, net	$4,709	$6,203	$8,029	$16,599	16,583	16,583

The following table is a reconciliation of life actuarial reserves, as of the dates indicated:

	December 31,
(in millions)	2019	2018
Life, accident and health annual statement:
Life Insurance, net	$8,292	$7,937
Accidental death benefits, net	1	1
Disability - active lives, net	10	9
Disability - disabled lives, net	52	50
Miscellaneous reserves section, net	32	31
Subtotal	$8,387	$8,028

Separate accounts annual statement:
Annuities, net (excluding supplemental contracts with life contingencies)	$22,138	$18,905
Other contract deposit funds	5	2
Subtotal	$22,143	$18,907
Total annuity actuarial reserves and deposit fund liabilities, net	$30,530	$26,935

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Direct Premium Written by Managing General Agents and Third-Party Administrators

The following table summarizes direct premium written by managing general agents and third-party administrators as of December 31, 2019:

(in millions)
Managing general agent/ third party reserve	FEIN number	Exclusive contract	Types of business written	Types of authority granted[1]	Total Direct Premium
RMTS - Manufacturers & Traders Trust Co.	20-1049240	Not Exclusive	Accident & health	C / CA / B / P / U	$29
Fringe Insurance Benefits, Inc.	74-2616364	Not Exclusive	Accident & health	B / P / U	44
Star Line Group	04-3499188	Not Exclusive	Accident & health	C / CA / B / P / U	11
Consolidated Health Plans	04-3187843	Exclusive	Accident & health	C / CA / P / B	53
AccuRisk Solutions, LLC	31-1777676	Not Exclusive	Accident & health	C / CA / B / P /U	59
Merchants Benefit Administration, Inc.	86-0875918	Exclusive	Accident & health	B / C / CA / P	6
Roundstone Management, Ltd.	27-0371422	Not Exclusive	Accident & health	C / CA / B / P / U	70
Health Insurance Innovations	46-1282634	Not Exclusive	Accident & health	B / P / U	1
Gilsbar, Inc.	72-0519951	Not Exclusive	Accident & health	B / P / U	23
Matrix	01-0544915	Not Exclusive	Accident & health	C / CA / B / P / U	18
IRC	74-2824053	Not Exclusive	Accident & health	C / CA / B / P / U	26
TMS RE Inc	65-0644164	Not Exclusive	Accident & health	C / CA / B / P / U	94
United Group Programs Inc.	59-1896277	Not Exclusive	Accident & health	C / CA / B / P / U	7
USMGU	46-4619917	Not Exclusive	Accident & health	C / CA / B / P / U	3
Total Direct Premiums Written and Produced					$444
1	Authority code key includes: C– claims payment, CA– claims adjustment, B- binding authority, P-premium collection, U- underwriting.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(4)	Separate Accounts

The Company’s separate account statement includes assets legally insulated from the general account as of the dates indicated, attributed to the following product lines:

	December 31, 2019		December 31, 2018
(in millions)	Separate account assets legally insulated	Separate account assets (not legally insulated)	Separate account assets legally insulated	Separate account assets (not legally insulated)
Product / Transaction:
Individual annuities	$67,222	$-	$59,425	$-
Group annuities	16,187	-	14,376	-
Life insurance	22,246	-	19,073	-
Total	$105,655	$-	$92,874	$-

The following table summarizes amounts paid towards separate account guarantees by the general account and related risk charges paid by the separate account for the years ended:

(in millions)	Total paid toward separate account guarantees	Risk charges paid to general account
2019	$58	$612
2018	$18	$594
2017	$13	$559
2016	$36	$507
2015	$21	$465

The Company does not engage in securities lending transactions within its separate accounts.

Most separate accounts held by the Company relate to individual and group variable annuity and variable universal life insurance contracts of a non-guaranteed return nature. The net investment experience of the separate accounts is credited directly to the contract holder and can be positive or negative. The individual variable annuity contracts generally provide an incidental death benefit of the greater of account value or premium paid (net of prior withdrawals). However, many individual variable annuity contracts also provide death benefits equal to (i) the most recent fifth-year anniversary account value, (ii) the highest account value on any previous anniversary, (iii) premiums paid increased 5% or certain combinations of these, all adjusted for prior withdrawals. The death benefit and cash value under the variable universal life policies may vary with the investment performance of the underlying investments in the separate accounts. The assets and liabilities of these separate accounts are carried at fair value and are non-guaranteed.

Certain other separate accounts relate to a guaranteed term option, which provides a guaranteed interest rate that is paid over certain maturity durations ranging from three to ten years, so long as certain conditions are met. If amounts allocated to the guaranteed term option are distributed prior to the maturity period, a market value adjustment can be assessed. The assets and liabilities of these separate accounts are carried at fair value and are included as a nonindexed guarantee.

Another separate account offered by the Company contains a group of universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Separate Account. It provides an annual interest rate guarantee, subject to a minimum guarantee of 3%. The interest rate declared each year reflects the anticipated investment experience of the account and are included as a nonindexed guarantee less than or equal to 4%.

Another separate account offered by the Company contains a group of variable universal life policies wherein the assets supporting the account values on the underlying policies reside in a Private Placement Variable Separate Account. It provides a quarterly interest rate based on a crediting formula that reflects the market value to book value ratio of the investments, investment portfolio yield and a specified duration. The business has been included as a nonindexed guarantee less than or equal to 4%.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following tables summarize the separate account reserves of the Company, as of the dates indicated:

		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	more than	separate
(in millions)	Indexed	equal to 4%	4%	accounts	Total
December 31, 2019
Premiums, considerations or deposits	$-	$135	$-	$6,007	$6,142
Reserves
For accounts with assets at:
Fair value	$-	$2,202	$146	$99,612	$101,960
Amortized cost	-	2,463	-	-	2,463
Total reserves	$-	$4,665	$146	$99,612	$104,423
By withdrawal characteristics:
With market value adjustment	$-	$2,202	$146	$29	$2,377
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	99,499	99,499
At book value without market value adjustment and with current surrender charge less than 5%	-	2,463	-	13	2,476
Subtotal	$-	$4,665	$146	$99,541	$104,352
Not subject to discretionary withdrawal	-	-	-	71	71
Total reserves[1]	$-	$4,665	$146	$99,612	$104,423
1

The total reserves balance does not equal the liabilities related to separate accounts of $105.7 billion in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus by $1.2 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

		Nonindexed	Nonindexed
		guarantee	guarantee	Nonguaranteed
		less than or	more than	separate
(in millions)	Indexed	equal to 4%	4%	accounts	Total
December 31, 2018
Premiums, considerations or deposits	$-	$122	$-	$6,270	$6,392
Reserves
For accounts with assets at:
Fair value	$-	$2,371	$198	$86,569	$89,138
Amortized cost	-	2,322	-	-	2,322
Total reserves	$-	$4,693	$198	$86,569	$91,460
By withdrawal characteristics:
With market value adjustment	$-	$2,371	$198	$-	$2,569
At book value without market value adjustment and with current surrender charge of 5% or more	-	-	-	-	-
At fair value	-	-	-	86,493	86,493
At book value without market value adjustment and with current surrender charge less than 5%	-	2,322	-	15	2,337
Subtotal	$-	$4,693	$198	$86,508	$91,399
Not subject to discretionary withdrawal	-	-	-	61	61
Total reserves[1]	$-	$4,693	$198	$86,569	$91,460
1

The total reserves balance does not equal the liabilities related to separate accounts of $92.9 billion in the Statutory Statements of Admitted Assets, Liabilities, Capital and Surplus by $1.4 billion, due to an adjustment for CARVM/CRVM reserves and other liabilities that have not been allocated to the categories outlined above.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table is a reconciliation of net transfers to (from) separate accounts, as of the dates indicated:

	December 31,
(in millions)	2019	2018	2017
Transfers as reported in the statutory statements of operations of the separate accounts:
Transfers to separate accounts	$6,142	$6,392	$6,732
Transfers from separate accounts	(9,470)	(8,461)	(7,327)
Net transfers from separate accounts	$(3,328)	$(2,069)	$(595)
Reconciling adjustments:
Exchange accounts offsetting in the general account	(321)	(303)	(255)
Fees not included in general account transfers	(68)	(58)	(67)
Other miscellaneous adjustments not included in the general account balance	(30)	(38)	(33)
Transfers as reported in the statutory statements of operations	$(3,747)	$(2,468)	$(950)

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(5)	Investments

Bonds and Stocks

The following table summarizes the carrying value, the excess of fair value over carrying value, the excess of carrying value over fair value and the fair value of bonds and stocks, as of the dates indicated:

(in millions)	Carrying value	Fair value in excess of carrying value	Carrying value in excess of fair value	Fair value
December 31, 2019
Bonds:
U.S. Government	$7	$-	$-	$7
States, territories and possessions	398	42	1	439
Political subdivisions	344	52	1	395
Special revenues	2,702	370	5	3,067
Industrial and miscellaneous	26,240	2,012	65	28,187
Loan-backed and structured securities	5,433	238	31	5,640
Total bonds	$35,124	$2,714	$103	$37,735
Common stocks unaffiliated	$181	$-	$-	$181
Common stocks affiliated[1]	2,386	-	-	2,386
Preferred stocks unaffiliated	55	4	-	59
Total stocks	$2,622	$4	$-	$2,626
Total bonds and stocks	$37,746	$2,718	$103	$40,361

December 31, 2018
Bonds:
U.S. Government	$8	$-	$-	$8
States, territories and possessions	363	25	2	386
Political subdivisions	268	35	1	302
Special revenues	2,043	191	6	2,228
Industrial and miscellaneous	24,661	438	738	24,361
Loan-backed and structured securities	5,005	188	59	5,134
Total bonds	$32,348	$877	$806	$32,419
Common stocks unaffiliated	$138	$-	$-	$138
Common stocks affiliated[1]	1,644	-	-	1,644
Preferred stocks unaffiliated	38	6	2	42
Total stocks	$1,820	$6	$2	$1,824
Total bonds and stocks	$34,168	$883	$808	$34,243
1	Includes investment in NLAIC and JNF of $2.2 billion and $169 million as of December 31, 2019, respectively, and $1.5 billion and $175 million as of December 31, 2018, respectively.

The carrying value of bonds on deposit with various states as required by law or special escrow agreement was $3 million as of December 31, 2019 and 2018.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the carrying value and fair value of bonds, by contractual maturity, as of December 31, 2019. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without early redemption penalties:

(in millions)	Carrying value	Fair value
Bonds:
Due in one year or less	$1,000	$1,009
Due after one year through five years	6,874	7,141
Due after five years through ten years	10,404	10,997
Due after ten years	11,413	12,948
Total bonds excluding loan-backed and structured securities	$29,691	$32,095
Loan-backed and structured securities	5,433	5,640
Total bonds	$35,124	$37,735

The following table summarizes the fair value and unrealized losses on bonds and stocks (amount by which cost or amortized cost exceeds fair value), for which other-than-temporary declines in value have not been recognized, based on the amount of time each type of bond or stock has been in an unrealized loss position, as of the dates indicated:

	Less than or equal to one year		More than one year		Total
(in millions)	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses
December 31, 2019
Bonds:
States, territories and possessions	23	1	-	-	23	1
Political subdivisions	65	1	-	-	65	1
Special revenues	397	5	-	-	397	5
Industrial and miscellaneous	852	9	911	103	1,763	112
Loan-backed and structured securities	704	6	1,124	28	1,828	34
Total bonds	$2,041	$22	$2,035	$131	$4,076	$153
Common stocks unaffiliated	32	-	16	1	48	1
Preferred stocks unaffiliated	1	-	-	-	1	-
Total bonds and stocks	$2,074	$22	$2,051	$132	$4,125	$154

December 31, 2018
Bonds:
U.S. Government	$-	$-	$1	$-	$1	$-
States, territories and possessions	107	2	-	-	107	2
Political subdivisions	29	1	-	-	29	1
Special revenues	230	4	53	3	283	7
Industrial and miscellaneous	10,798	437	4,314	368	15,112	805
Loan-backed and structured securities	1,950	24	649	41	2,599	65
Total bonds	$13,114	$468	$5,017	$412	$18,131	$880
Common stocks unaffiliated	39	6	-	-	39	6
Preferred stocks unaffiliated	35	2	-	-	35	2
Total bonds and stocks	$13,188	$476	$5,017	$412	$18,205	$888

As of December 31, 2019, management evaluated securities in an unrealized loss position and all non-marketable securities for impairment. As of the reporting date, the Company does not have the intent to sell and has the intent and ability to hold these securities until the fair value recovers, which may be maturity, and therefore, does not consider the securities to be other-than-temporarily impaired.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

There was no intent to sell other-than-temporary impairments on loan-backed and structured securities for the years ended December 31, 2019 and 2018.

Mortgage Loans, Net of Allowance

The following table summarizes the amortized cost of mortgage loans by method of evaluation for credit loss, and the related valuation allowances by type of credit loss, as of the dates indicated:

	December 31,
(in millions)	2019	2018
Amortized cost:
Loans with non-specific reserves	$7,675	$7,783
Loans with specific reserves	14	6
Total amortized cost	$7,689	$7,789
Valuation allowance:
Non-specific reserves	$31	$23
Specific reserves	3	2
Total valuation allowance[1]	$34	$25
Mortgage loans, net of allowance	$7,655	$7,764
1	Changes in the valuation allowance are due to current period provisions. These changes in the valuation allowance for the years ended December 31, 2019, 2018, and 2017 were immaterial.

As of December 31, 2019 and 2018, the Company’s mortgage loans classified as delinquent and/or in non-accrual status were immaterial in relation to the total mortgage loan portfolio.

The following table summarizes the LTV ratio and DSC ratio of the mortgage loan portfolio as of the dates indicated:

	LTV ratio			DSC ratio
(in millions)	Less than 90%	90% or greater	Total	Greater than 1.00	Less than 1.00	Total
December 31, 2019
Apartment	$2,958	$125	$3,083	$3,071	$12	$3,083
Industrial	905	-	905	904	1	905
Office	1,305	-	1,305	1,291	14	1,305
Retail	2,167	9	2,176	2,156	20	2,176
Other	220	-	220	220	-	220
Total	$7,555	$134	$7,689	$7,642	$47	$7,689
Weighted average DSC ratio	2.13	1.19	2.11	2.12	0.90	2.11
Weighted average LTV ratio	54%	95%	54%	54%	72%	54%

December 31, 2018
Apartment	$3,064	$71	$3,135	$3,135	$-	$3,135
Industrial	953	10	963	959	4	963
Office	1,329	-	1,329	1,323	6	1,329
Retail	2,169	-	2,169	2,167	2	2,169
Other	193	-	193	193	-	193
Total	$7,708	$81	$7,789	$7,777	$12	$7,789
Weighted average DSC ratio	2.08	1.59	2.07	2.07	0.76	2.07
Weighted average LTV ratio	55%	94%	56%	56%	61%	56%

As of December 31, 2019 and 2018, the Company has a diversified mortgage loan portfolio with no more than 23% and 24%, respectively, in a geographic region in the U.S. and no more than 1% with any one borrower. The maximum and minimum lending rates for mortgage loans originated or acquired during 2019 were 12.0% and 3.1%, respectively, and for those originated or acquired during 2018 were 10.0% and 2.8%, respectively. As of December 31, 2019 and 2018, the maximum LTV ratio of any one loan at the time of loan origination was 82% and 85%. As of December 31, 2019 and 2018, the Company did not hold mortgage loans with interest 90 days or more past due. Additionally, there were no taxes, assessments or any amounts advanced and not included in the mortgage loan portfolio.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Securities Lending

The fair value of loaned securities was $306 million and $145 million as of December 31, 2019 and 2018, respectively. The Company held $132 million and $101 million of cash collateral on securities lending as of December 31, 2019 and 2018, respectively. As of December 31, 2019, the carrying value and fair value of reinvested collateral assets was $133 million. As of December 31, 2018, the carrying value and fair value of reinvested collateral assets was $101 million. The fair value of bonds acquired with reinvested collateral assets was $134 million and $102 million as of December 31, 2019 and 2018, respectively. There are no securities lending transactions that extend beyond one year as of the reporting date. The Company received $180 million and $48 million of non-cash collateral on securities lending as of December 31, 2019 and 2018, respectively.

Low-Income Housing Tax Credit Funds

The amount of low-income housing tax credits and other tax benefits recognized was $35 million, $33 million and $32 million for the years ended December 31, 2019, 2018 and 2017, respectively.

The partnership interests in low-income housing tax credit funds recognized in the statements of admitted assets, liabilities, capital and surplus was $174 million and $166 million as of December 31, 2019 and 2018, respectively.

Net Investment Income

The following table summarizes net investment income by investment type, for the years ended:

	December 31,
(in millions)	2019	2018	2017
Bonds	$1,408	$1,378	$1,414
Mortgage loans	353	335	335
Policy loans	45	54	38
Other	276	269	272
Gross investment income	$2,082	$2,036	$2,059
Investment expenses	(108)	(109)	(101)
Net investment income	$1,974	$1,927	$1,958

There was no investment income due and accrued that was nonadmitted as of December 31, 2019 and 2018.

Net Realized Capital Gains and Losses

The following table summarizes net realized capital gains and losses for the years ended:

	December 31,
(in millions)	2019	2018	2017
Gross gains on sales	$71	$22	$44
Gross losses on sales	(21)	(16)	(31)
Net realized gains on sales	$50	$6	$13
Net realized derivative losses	(515)	(226)	(382)
Other-than-temporary impairments	(5)	(8)	(3)
Total net realized losses on sales	$(470)	$(228)	$(372)
Tax expense on net losses	7	8	26
Net realized capital losses, net of tax	$(477)	$(236)	$(398)
Less: Realized (losses) gains transferred to the IMR	-	(1)	3
Net realized capital losses, net of tax and transfers to the IMR	$(477)	$(235)	$(401)

For the year ended December 31, 2019, gross realized gains and gross realized losses on sales of bonds were $56 million and $19 million, respectively. For the year ended December 31, 2018, gross realized gains and gross realized losses on sales of bonds were $15 million and $13 million, respectively. For the year ended December 31, 2017, gross realized gains and gross realized losses on sales of bonds were $42 million and $26 million, respectively.

The Company did not enter into any material repurchase transactions that would be considered wash sales during the years ended December 31, 2019 and 2018.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Investment Commitments

The Company had unfunded commitments related to its investment in limited partnerships and limited liability companies totaling $496 million and $454 million as of December 31, 2019 and 2018, respectively. As of December 31, 2019 and 2018, there were $45 million and $179 million of commitments to purchase private placement bonds, $147 million and $7 million of outstanding commitments to fund mortgage loans and $0 and $11 million of outstanding commitments to purchase common stock, respectively.

(6)	Derivative Instruments

The Company is exposed to certain risks related to its ongoing business operations which are managed using derivative instruments.

Interest rate risk management. In the normal course of business, the Company enters into transactions that expose it to interest rate risk arising from mismatches between assets and liabilities. The Company may use interest rate swaps and futures to reduce or alter interest rate exposure.

Interest rate contracts are used by the Company in association with fixed and variable rate investments to achieve cash flow streams that support certain financial obligations of the Company and to produce desired investment returns. As such, interest rate contracts are generally used to convert fixed rate cash flow streams to variable rate cash flow streams or vice versa.

Equity market risk management. The Company issues a variety of insurance products that expose it to equity risks. To mitigate these risks, the Company enters into a variety of derivatives including equity index futures, options and total return swaps.

Other risk management. As part of its regular investing activities, the Company may purchase foreign currency denominated investments. These investments and the associated income expose the Company to volatility associated with movements in foreign exchange rates. As foreign exchange rates change, the increase or decrease in the cash flows of the derivative instrument are intended to mitigate the changes in the functional-currency equivalent cash flows of the hedged item. To mitigate this risk, the Company uses cross-currency swaps.

Credit risk associated with derivatives transactions. The Company periodically evaluates the risks within the derivative portfolios due to credit exposure. When evaluating this risk, the Company considers several factors which include, but are not limited to, the counterparty credit risk associated with derivative receivables, the Company’s own credit as it relates to derivative payables, the collateral thresholds associated with each counterparty and changes in relevant market data in order to gain insight into the probability of default by the counterparty. As of December 31, 2019 and 2018, the impact of the exposure to credit risk on the fair value measurement of derivatives and the effectiveness of the Company’s hedging relationships was immaterial.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the fair value and related notional amounts of derivative instruments, as of the dates indicated:

(in millions)	Notional amount	Net carrying value	Fair value asset	Fair value liability	Average fair value
December 31, 2019
Interest rate swaps	$7	$(1)	$-	$(1)	$-
Options	202	6	6	-	1
Cross currency swaps	1,537	66	99	(19)	1
Futures	3,153	-	-	-	-
Total	$4,899	$71	$105	$(20)	$2

December 31, 2018
Interest rate swaps	$7	$(1)	$-	$(1)	$(1)
Options	234	2	2	-	-
Cross currency swaps	1,441	79	90	(36)	1
Futures	2,647	-	-	-	-
Total	$4,329	$80	$92	$(37)	$-

Of the $105 million and $92 million of fair value of derivative assets as of December 31, 2019 and 2018, $14 million and $24 million were subject to master netting agreements, the Company received $68 million and $52 million of cash collateral and $45 million and $22 million in pledged securities, resulting in an immaterial uncollateralized position as of December 31, 2019 and 2018. Of the $20 million and $37 million of fair value of derivative liabilities as of December 31, 2019 and 2018, $14 million and $24 million were subject to master netting agreements, the Company posted $3 million and $12 million of cash collateral respectively, resulting in an immaterial uncollateralized position as of December 31, 2019 and 2018. Securities received as collateral are recorded off-balance sheet and exclude initial margin posted on derivatives of $128 million and $127 million as of December 31, 2019 and 2018, respectively.

The following table summarizes net gains and losses on derivatives programs by type of derivative instrument, as of the dates indicated:

	Net realized (losses) gains recorded in operations			Unrealized (losses) gains recorded in capital and surplus
	December 31,			December 31,
(in millions)	2019	2018	2017	2019	2018	2017
Interest rate swaps	$-	$(5)	$-	$-	$35	$(1)
Options	3	(313)	3	4	244	(64)
Cross currency swaps	(1)	-	-	(13)	65	(103)
Futures	(517)	92	(385)	(169)	132	(41)
Total	$(515)	$(226)	$(382)	$(178)	$476	$(209)

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(7)	Fair Value Measurements

The following table summarizes assets and liabilities held at fair value as of December 31, 2019:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds:
Industrial and miscellaneous	-	3	6	-	9
Common stocks unaffiliated	68	112	1	-	181
Derivative assets	-	-	6	-	6
Separate account assets	101,312	1,857	87	2,091	105,347
Assets at fair value	$101,380	$1,972	$100	$2,091	105,543
Liabilities
Derivative liabilities	$-	$1	$-	$-	1
Liabilities at fair value	$-	$1	$-	$-	1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2019:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2018	$8	$1	$2	$80	$91
Net gains (losses):
In operations	-	-	3	-	3
In surplus	(4)	-	4	7	7
Purchases	3	-	6	-	9
Sales	(5)	-	(9)	-	(14)
Transfers into Level 3	24	-	-	-	24
Transfers out of Level 3	(20)	-	-	-	(20)
Balance as of December 31, 2019	$6	$1	$6	$87	100
1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bonds transfers into and/or out of Level 3 during the year ended December 31, 2019 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes assets and liabilities held at fair value as of December 31, 2018:

(in millions)	Level 1	Level 2	Level 3	Net Asset Value (NAV)	Total
Assets
Bonds:
Special Revenues	$-	$1	$-	$-	$1
Industrial and miscellaneous	-	7	8	-	15
Common stocks unaffiliated	45	78	1	14	138
Derivative assets	-	-	2	-	2
Separate account assets	88,994	2,106	80	1,390	92,570
Assets at fair value	$89,039	$2,192	$91	$1,404	$92,726
Liabilities
Derivative liabilities	$-	$1	$-	$-	$1
Liabilities at fair value	$-	$1	$-	$-	$1

The following table presents the rollforward of Level 3 assets and liabilities held at fair value during the year ended December 31, 2018:

(in millions)	Bonds	Common stocks unaffiliated	Derivative assets[1]	Separate account assets	Assets at fair value
Balance as of December 31, 2017	$8	$1	$278	$61	$348
Net gains (losses):
In operations	2	(1)	(313)	-	(312)
In surplus	1	-	244	19	264
Purchases	3	1	36	-	40
Sales	(7)	-	(243)	-	(250)
Transfers into Level 3	4	-	-	-	4
Transfers out of Level 3	(3)	-	-	-	(3)
Balance as of December 31, 2018	$8	$1	$2	$80	91
1	Non-binding broker quotes are utilized to determine fair value of all Level 3 derivative assets.

Bond transfers into and/or out of Level 3 during the year ended December 31, 2018 are due to the changes in observability of pricing inputs and changes resulting from application of the lower of amortized cost or fair value rules based on the security’s NAIC designation.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the carrying value and fair value of the Company’s assets and liabilities not held at fair value as of the dates indicated. The valuation techniques used to estimate these fair values are described below or in Note 2.

	Fair Value
(in millions)	Level 1	Level 2	Level 3	Total fair value	Carrying value
December 31, 2019
Assets:
Bonds[1]	$1,494	$35,302	$930	$37,726	$35,115
Preferred stocks unaffiliated	-	59	-	59	55
Mortgage loans, net of allowance	-	-	7,856	7,856	7,655
Policy loans	-	-	903	903	903
Derivative assets	-	99	-	99	88
Short-term investments	7	615	-	622	622
Securities lending collateral assets	132	-	-	132	132
Separate account assets	3	334	-	337	308
Total assets	$1,636	$36,409	$9,689	$47,734	$44,878
Liabilities:
Investment contracts	$-	$-	$22,186	$22,186	$25,720
Derivative liabilities	-	19	-	19	22
Total liabilities	$-	$19	$22,186	$22,205	$25,742

December 31, 2018
Assets:
Bonds[1]	$1,139	$30,416	$848	$32,403	$32,332
Preferred stocks unaffiliated	-	42	-	42	38
Mortgage loans, net of allowance	-	-	7,677	7,677	7,764
Policy loans	-	-	905	905	905
Derivative assets	-	90	-	90	98
Short-term investments	-	813	-	813	813
Securities lending collateral assets	100	1	-	101	101
Separate account assets	3	298	-	301	304
Total assets	$1,242	$31,660	$9,430	$42,332	$42,355
Liabilities:
Investment contracts	$-	$-	$23,511	$23,511	$25,432
Derivative liabilities	-	36	-	36	19
Total liabilities	$-	$36	$23,511	$23,547	$25,451
1	Level 3 is primarily composed of industrial and miscellaneous bonds.

Mortgage loans, net of allowance. The fair values of mortgage loans are estimated using discounted cash flow analyses based on interest rates currently being offered for similar loans to borrowers with similar credit ratings.

Policy loans. The carrying amount reported in the statutory statements of admitted assets, liabilities, capital and surplus approximates fair value as policy loans are fully collateralized by the cash surrender value of underlying insurance policies.

Securities lending collateral assets. These assets are comprised of bonds and short-term investments and the respective fair values are estimated based on the fair value methods described in Note 2.

Investment contracts. For investment contracts without defined maturities, fair value is the amount payable on demand, net of surrender charges. For investment contracts with known or determined maturities, fair value is estimated using discounted cash flow analysis. Interest rates used in this analysis are similar to currently offered contracts with maturities consistent with those remaining for the contracts being valued. The fair value of adjustable rate contracts approximates their carrying value.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(8)	Federal Income Taxes

On December 22, 2017, the Tax Cuts and Jobs Act (“the Act”) was signed into law and became effective January 1, 2018. Impacts to the Company included a reduction in the corporate tax rate from 35% to 21%, repeal of the corporate alternative minimum tax (“AMT”) and other changes to the corporate tax rules. Upon the enactment of these tax law changes, the Company remeasured deferred tax assets and liabilities. As of December 31, 2017, the unfavorable impact to capital and surplus as a result of the remeasurement of the gross deferred tax assets and liabilities was partially offset by the favorable change in non-admitted assets, which includes the reclassification of the AMT credit to an admitted income tax receivable. Additional provisions of the Act applied to taxable years beginning after December 31, 2017, but were not effective as of the enactment date. Certain of these provisions, which included a reduced dividends received deduction, may adversely affect the Company’s future effective tax rate, taxable income and income tax expense.

As of December 31, 2017, the valuation of deferred tax assets and liabilities related to life insurance reserves based on tax reserve methodology changes in the Act reflected the Company’s best estimates and assumptions at that time. The Company recorded $52 million of provisional amounts in both deferred tax assets and deferred tax liabilities as of December 31, 2017, with no impact to net deferred tax assets. These provisional amounts were finalized as of December 31, 2018, which resulted in a $11 million increase to the provisional amounts recorded, with no impact to net deferred tax assets.

The following tables summarize the net admitted deferred tax assets, as of the dates indicated:

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$730	$44	$774
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$730	$44	$774
Less: Deferred tax assets nonadmitted	(13)	(24)	(37)
Net admitted deferred tax assets	$717	$20	$737
Less: Deferred tax liabilities	(134)	(2)	(136)
Net admitted deferred tax assets	$583	$18	$601

	December 31, 2018
(in millions)	Ordinary	Capital	Total
Total gross deferred tax assets	$701	$57	$758
Statutory valuation allowance adjustment	-	-	-
Adjusted gross deferred tax assets	$701	$57	$758
Less: Deferred tax assets nonadmitted	(73)	(33)	(106)
Net admitted deferred tax assets	$628	$24	$652
Less: Deferred tax liabilities	(119)	(1)	(120)
Net admitted deferred tax assets	$509	$23	$532

The following table summarizes components of the change in deferred income taxes reported in capital and surplus before consideration of nonadmitted assets and changes from the prior year, as of the dates indicated:

	December 31,
(in millions)	2019	2018	Change
Adjusted gross deferred tax assets	$774	$758	$16
Total deferred tax liabilities	(136)	(120)	(16)
Net deferred tax assets	$638	$638	$-
Less: Tax effect of unrealized gains			29
Change in deferred income tax			$(29)

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following tables summarize components of the admitted deferred tax assets calculation, as of the dates indicated:

	December 31, 2019
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$6	$6
Adjusted gross deferred tax assets expected to be realized[1]	583	12	595
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	134	2	136
Admitted deferred tax assets	$717	$20	$737

	December 31, 2018
(in millions)	Ordinary	Capital	Total
Federal income taxes recoverable through loss carryback	$-	$-	$-
Adjusted gross deferred tax assets expected to be realized[1]	509	23	532
Adjusted gross deferred tax assets offset against existing gross deferred tax liabilities	119	1	120
Admitted deferred tax assets	$628	$24	$652
1

Note that this amount is calculated as the lesser of the adjusted gross deferred tax assets expected to be realized following the balance sheet due date or the adjusted gross deferred tax assets allowed per the limitation threshold. For the years ended December 31, 2019 and 2018, the threshold limitation for adjusted capital and surplus was $1.2 billion and $927 million, respectively.

The adjusted capital and surplus used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was $8.1 billion and $6.2 billion as of December 31, 2019 and 2018, respectively. The ratio percentage used to determine the recovery period and adjusted gross deferred tax assets allowed per the limitation threshold was 1,296% and 1,081% as of December 31, 2019 and 2018, respectively.

The following tables summarize the impact of tax planning strategies, as of the dates indicated:

	December 31, 2019
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	35.23%	0.00%	35.23%

	December 31, 2018
	Ordinary	Capital	Total
Adjusted gross deferred tax assets	0.00%	0.00%	0.00%
Net admitted adjusted gross deferred tax assets	12.14%	0.00%	12.14%

The Company’s tax planning strategies included the use of affiliated reinsurance for the years ended December 31, 2019 and 2018.

There are no temporary differences for which deferred tax liabilities are not recognized.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the tax effects of temporary differences and the change from the prior year, for the years ended:

	December 31,
(in millions)	2019	2018	Change
Deferred tax assets
Ordinary:
Future policy benefits and claims	$108	$107	$1
Investments	88	35	53
Deferred acquisition costs	201	136	65
Policyholders' dividends accumulation	5	6	(1)
Compensation and benefits accrual	10	11	(1)
Tax credit carry-forward	303	391	(88)
Other	15	15	-
Subtotal	$730	$701	$29
Nonadmitted	(13)	(73)	60
Admitted ordinary deferred tax assets	$717	$628	$89
Capital:
Investments	44	57	(13)
Subtotal	$44	$57	$(13)
Nonadmitted	(24)	(33)	9
Admitted capital deferred tax assets	$20	$24	$(4)
Admitted deferred tax assets	$737	$652	$85

Deferred tax liabilities
Ordinary:
Investments	$(26)	$(35)	$9
Deferred and uncollected premium	(6)	(7)	1
Future policy benefits and claims	(58)	(73)	15
Deferred acquisition costs	(43)	-	(43)
Other	(1)	(4)	3
Subtotal	$(134)	$(119)	$(15)
Capital:
Investments	(2)	(1)	(1)
Subtotal	$(2)	$(1)	$(1)
Deferred tax liabilities	$(136)	$(120)	$(16)
Net deferred tax assets	$601	$532	$69

In assessing the realizability of deferred tax assets, the Company considers whether it is more likely than not that some portion of the total deferred tax assets will not be realized. Valuation allowances are established when necessary to reduce the deferred tax assets to amounts expected to be realized. Based on the Company’s analysis, it is more likely than not that the results of future operations and the implementation of tax planning strategies will generate sufficient taxable income to enable the Company to realize all deferred tax assets. Therefore, no valuation allowance has been established as of December 31, 2019 and 2018.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The following table summarizes the Company’s income tax incurred and change in deferred income tax. The total income tax and change in deferred income tax differs from the amount obtained by applying the federal statutory rate to income (loss) before tax as follows, for the years ended:

	December 31,
(in millions)	2019	2018	2017
Current income tax (benefit) expense	$(66)	$73	$(429)
Change in deferred income tax (without tax on unrealized gains and losses)	29	(72)	446
Total income tax (benefit) expense reported	$(37)	$1	$17

Income before income and capital gains taxes	$563	$783	$610
Federal statutory tax rate	21%	21%	35%
Expected income tax expense at statutory tax rate	$118	$164	$214
Decrease in actual tax reported resulting from:
Dividends received deduction	(101)	(99)	(267)
Change in tax reserves	-	16	(14)
Tax credits	(53)	(51)	(81)
Tax (benefit) expense related to the Act[1]	-	(26)	163
Other	(1)	(3)	2
Total income tax (benefit) expense reported	$(37)	$1	$17
1	Prior year amount represents the remeasurement of deferred tax assets revised after return filing as a result of the Act.

The Company has $6 million and $0 in federal income tax expense available for recoupment in the event of future net losses as of December 31, 2019 and 2018, respectively.

Under the Act, the Company can continue to use AMT credit carryforwards to offset tax liability until 2021. To the extent that AMT credit carryovers exceed tax liabilities, 50% of the excess AMT credit carryovers remaining each year are refundable prior to 2021. Any remaining AMT credits will be fully refundable in 2021. The Company had $159 million and $284 million of an income tax receivable that was previously AMT credit carryforwards as of December 31, 2019 and 2018, respectively.

The following table summarizes operating loss or tax credit carry-forwards available as of December 31, 2019:

(in millions)	Amount	Origination	Expiration
Business credits	$7	2010	2030
Business credits	$11	2011	2031
Business credits	$9	2012	2032
Business credits	$9	2013	2033
Business credits	$39	2014	2034
Business credits	$47	2015	2035
Business credits	$62	2016	2036
Business credits	$62	2017	2037
Business credits	$30	2018	2038
Business credits	$27	2019	2039

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company is included in the NMIC consolidated federal income tax return which includes the following entities:

AGMC Reinsurance, Ltd.	Nationwide Financial General Agency, Inc.
Allied General Agency Company	Nationwide Financial Services, Inc.
Allied Group, Inc.	Nationwide General Insurance Company
Allied Holdings (Delaware), Inc.	Nationwide Global Holdings, Inc.
Allied Insurance Company of America	Nationwide Indemnity Company
Allied Property and Casualty Insurance Company	Nationwide Insurance Company of America
Allied Texas Agency, Inc.	Nationwide Insurance Company of Florida
AMCO Insurance Company	Nationwide Investment Services Corporation
American Marine Underwriters, Inc.	Nationwide Life and Annuity Insurance Company
Crestbrook Insurance Company	Nationwide Life Insurance Company
Depositors Insurance Company	Nationwide Lloyds
DVM Insurance Agency, Inc.	Nationwide Member Solutions Agency, Inc.
Eagle Captive Reinsurance, LLC	Nationwide Property and Casualty Ins. Company
Freedom Specialty Insurance Company	Nationwide Retirement Solutions, Inc.
Harleysville Group, Inc.	Nationwide Trust Company, FSB
Harleysville Insurance Company	NBS Insurance Agency, Inc.
Harleysville Insurance Company of New Jersey	NWD Investment Management, Inc.
Harleysville Insurance Company of New York	On Your Side Nationwide Insurance Agency, Inc.
Harleysville Lake States Insurance Company	Premier Agency, Inc.
Harleysville Life Insurance Company	Registered Investment Advisors Services, Inc.
Harleysville Preferred Insurance Company	Riverview International Group, Inc.
Harleysville Worcester Insurance Company	Scottsdale Indemnity Company
Jefferson National Financial Corporation	Scottsdale Insurance Company
Jefferson National Securities Corporation	Scottsdale Surplus Lines Insurance Company
JNF Advisors, Inc.	THI Holdings (Delaware), Inc.
Lone Star General Agency, Inc.	Titan Auto Insurance of New Mexico, Inc.
National Casualty Company	Titan Indemnity Company
Nationwide Advantage Mortgage Company	Titan Insurance Company
Nationwide Affinity Insurance Company of America	Titan Insurance Services, Inc.
Nationwide Agribusiness Insurance Company	V.P.I. Services, Inc.
Nationwide Assurance Company	Veterinary Pet Insurance Company
Nationwide Cash Management Company	Victoria Fire & Casualty Company
Nationwide Corporation	Victoria National Insurance Company
Nationwide Financial Assignment Company	Victoria Select Insurance Company

The method of allocation among the companies is based upon separate return calculations with current benefit for tax losses and credits utilized in the consolidated return.

The Company did not have any protective tax deposits under Section 6603 of the Internal Revenue Code as of December 31, 2019 and 2018.

The Company does not have any tax loss contingencies for which it is reasonably possible that the total liability will significantly increase within twelve months of the reporting date.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(9)	Short-Term Debt and Federal Home Loan Bank Funding Agreement

Short-Term Debt

The following table summarizes the carrying value of short-term debt and weighted average annual interest rates, as of the dates indicated:

	December 31,
(in millions)	2019	2018
$750 million commercial paper program (1.75%)	$200	$362
Accrued interest payable	3	3
Total short-term debt	$203	$365

The Company participates in a commercial paper program with a limit of $750 million. The rating agency guidelines recommend that the Company maintain minimum liquidity backup, which includes cash and liquid assets, as well as committed bank lines, equal to 50% of any amounts outstanding under the commercial paper program. The commercial paper will not be redeemed prior to maturity or be subject to voluntary prepayment. Proceeds from the sale of the commercial paper will be used to meet working capital requirements and for general corporate purposes, including the funding of acquisitions.

As of December 31, 2018, the Company had access to borrow up to $250 million from the FHLB to provide financing for operations that expired on March 22, 2019. In March 2019, the Company renewed the agreement with the FHLB until March 22, 2020 and increased the borrowing limit from $250 million to $300 million. In March 2020, the Company renewed the agreement with the FHLB until March 19, 2021. The Company had $4.0 billion and $5.8 billion in eligible collateral and no amounts outstanding under the agreement as of December 31, 2019 and 2018, respectively.

The Company has entered into an agreement with its custodial bank to borrow against the cash collateral that is posted in connection with its securities lending program. The maximum amount available under the agreement is $350 million. The borrowing rate on this program is equal to one-month U.S. LIBOR. The Company had no amounts outstanding under this agreement as of December 31, 2019 and 2018.

The terms of certain debt instruments contain various restrictive covenants, including, but not limited to, minimum statutory surplus defined in the agreements. The Company was in compliance with all covenants as of December 31, 2019 and 2018.

The amount of interest paid on short-term debt was immaterial in 2019, 2018 and 2017.

Federal Home Loan Bank Funding Agreements

The Company is a member of the FHLB. Through its membership, the FHLB established the Company’s capacity for short-term borrowings and cash advances under the funding agreement program at up to 50% of total admitted assets.

The Company’s Board of Directors has authorized the issuance of funding agreements up to $4.0 billion to the FHLB, shared between the Company and NLAIC, in exchange for cash advances, which are collateralized by pledged securities. The Company uses these funds in an investment spread strategy, consistent with its other investment spread operations. As such, the Company applies SSAP No. 52, Deposit-Type Contracts, accounting treatment to these funds, consistent with its other deposit-type contracts. It is not part of the Company’s strategy to utilize these funds for operations, and any funds obtained from the FHLB for use in general operations would be accounted for consistent with SSAP No. 15, Debt and Holding Company Obligations, as borrowed money. Membership requires the Company to purchase and hold a minimum amount of FHLB capital stock plus additional stock based on outstanding advances. The Company has $30 million and $25 million in membership stock and as part of the agreement, purchased and held an additional $53 million in activity stock as of December 31, 2019 and 2018, respectively, which is included in the general account in stocks on the statutory statements of admitted assets, liabilities, capital and surplus. The Company's liability for advances from the FHLB was $1.8 billion and $2.5 billion as of December 31, 2019 and 2018, respectively, which is included in future policy benefits and claims on the statutory statements of admitted assets, liabilities, capital and surplus. The advances were collateralized by bonds and mortgage loans with carrying values of $2.2 billion (1.4% of total admitted assets) as of December 31, 2019 and $3.1 billion (2.2% of total admitted assets) as of December 31, 2018, which are included in the general account in bonds and mortgage loans on the statutory statements of admitted assets, liabilities, capital and surplus.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

(10)	Surplus Notes

The following table summarizes the carrying value of surplus notes issued by the Company to NFS, as of the dates indicated:

(in millions)
Date issued	Interest rate	Par value	Carrying value	Interest and/ or principal paid in current year	Total interest and/ or principal paid	Unapproved interest and/ or principal	Date of maturity
December 31, 2019
12/19/2001	7.50%	$300	$300	$23	$406	$-	12/31/2031
6/27/2002	8.15%	300	300	24	423	-	6/27/2032
12/23/2003	6.75%	100	100	7	105	-	12/23/2033
12/20/2019	4.21%	400	400	-	-	-	12/20/2059
Total		$1,100	$1,100	$54	$934	$-

December 31, 2018
12/19/2001	7.50%	$300	$300	$23	$383	$-	12/31/2031
6/27/2002	8.15%	300	300	24	399	-	6/27/2032
12/23/2003	6.75%	100	100	7	98	-	12/23/2033
Total		$700	$700	$54	$880	$-

The surplus notes were issued in accordance with Section 3901.72 of the Ohio Revised Code. The principal and interest on these surplus notes shall not be a liability or claim against NLIC, or any of its assets, except as provided in Section 3901.72 of the Ohio Revised Code. The Department must approve interest and principal payments before they are paid.

(11) Reinsurance

The Company has a 100% coinsurance agreement with funds withheld with Eagle to cede specified GMDB and GLWB obligations provided under substantially all of the variable annuity contracts issued and to be issued by NLIC. While the GMDB and GLWB contract riders are ceded by NLIC to Eagle, the base annuity contracts and any non-reinsured risks will be retained by NLIC.

Amounts ceded to Eagle during 2019, 2018 and 2017 included premiums of $529 million, $506 million and $483 million, respectively, benefits and claims, net of third party reinsurance recoveries of $17 million, $14 million, and $8 million respectively, net investment earnings on funds withheld assets of $33 million, $20 million and $19 million, respectively, and an expense allowance for third party reinsurance premiums of $1 million, $1 million and $2 million, respectively. As of December 31, 2019 and 2018, the carrying value of the funds withheld assets was $795 million and $870 million, respectively, which consists of bonds and short-term investments that had a carrying value of $722 million and $785 million, respectively, and mortgage loans that had a carrying value of $73 million and $85 million, respectively. As of December 31, 2019 and 2018, the Company’s reserve credit for guaranteed benefits ceded under the reinsurance agreement was $275 million and $638 million, respectively. Amounts payable to Eagle related to the reinsurance agreement were $248 million as of December 31, 2019, and amounts receivable from Eagle were $241 million as of December 31, 2018.

The Company has a reinsurance agreement with NMIC whereby nearly all of the Company’s accident and health business not ceded to unaffiliated reinsurers is ceded to NMIC on a modified coinsurance basis. Either party may terminate the agreement on January 1 of any year with prior notice. Under a modified coinsurance agreement, the ceding company retains invested assets, and investment earnings are paid to the reinsurer. Under the terms of the Company’s agreement, the investment risk associated with changes in interest rates is borne by the reinsurer. Risk of asset default is retained by the Company, although a fee is paid to the Company for the retention of such risk. The ceding of risk does not discharge the Company, as the original insurer, from its primary obligation to the policyholder. Amounts ceded to NMIC include revenues of $279 million, $257 million and $158 million for the years ended December 31, 2019, 2018 and 2017, respectively, while benefits, claims and expenses ceded were $273 million, $237 million and $108 million, respectively.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

The Company has an intercompany reinsurance agreement with NLAIC whereby certain inforce and subsequently issued fixed individual deferred annuity contracts are assumed on a modified coinsurance basis. Under modified coinsurance agreements, the ceding company retains invested assets and investment earnings are paid to the reinsurer. Under terms of the agreement, the Company bears the investment risk associated with changes in interest rates. Risk of asset default remains with NLAIC, and the Company pays a fee to NLAIC for the retention of such risk. The agreement will remain inforce until all contract obligations are settled. The ceding of risk does not discharge the original insurer from its primary obligation to the contractholder. Amounts assumed from NLAIC are included in the Company’s statutory statement of operations for 2019, 2018 and 2017 and include premiums of $14 million, $14 million and $24 million, respectively, net investment income of $49 million, $58 million and $84 million, respectively, and benefits, change in reserves and other expenses of $251 million, $358 million and $566 million, respectively. The reserve adjustment for 2019, 2018 and 2017 of $(246) million, $(352) million and $(553) million, respectively, represents changes in reserves related to this fixed block of business, offset by investment earnings on the underlying assets. Policy reserves assumed under this agreement totaled $1.2 billion and $1.4 billion as of December 31, 2019 and 2018, respectively, and amounts payable related to this agreement were $0.4 million and $5 million, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby certain variable universal life insurance, whole life insurance and universal life insurance policies are assumed on a modified coinsurance basis. Total policy reserves under this treaty were $39 million and $40 million as of December 31, 2019 and 2018, respectively. Total premiums assumed under this treaty were $11 million, $8 million and $9 million during 2019, 2018 and 2017, respectively.

The Company has an intercompany reinsurance agreement with NLAIC whereby a certain life insurance contract is assumed on a 100% coinsurance basis. Policy reserves assumed under this agreement totaled $157 million as of December 31, 2019 and 2018.

The Company has entered into reinsurance contracts to cede a portion of its individual annuity and life insurance business to unrelated reinsurers. Total reserve credits taken as of December 31, 2019 and 2018 were $438 million and $470 million, respectively. The three largest contracts are with Security Benefit Life Insurance Company (“SBL”), Transamerica Financial Life Insurance Company (“TFLIC”), and Security Life of Denver Insurance Company (“SLD”) as of December 31, 2019 and 2018. Total reserve credits taken on these contracts as of December 31, 2019 and 2018 totaled $90 million and $89 million for each year, from SBL, $54 million and $63 million, respectively, from TFLIC and $41 million and $44 million, respectively, from SLD. The ceding of risk does not relieve the Company, as the original insurer, from its primary obligation to the policyholder. Under the terms of the contracts, SBL has established a trust as collateral for the recoveries, whereby the trust assets are invested in investment grade securities, the fair value of which must at all times be greater or equal to 100% of the reinsured reserves.

(12) Transactions with Affiliates

The Company has entered into significant, recurring transactions and agreements with NMIC, other affiliates and subsidiaries as a part of its ongoing operations. These include annuity and life insurance contracts, office space cost sharing arrangements, and agreements related to reinsurance, cost sharing, tax sharing, administrative services, marketing, intercompany loans, intercompany repurchases, cash management services and software licensing. In addition, several benefit plans sponsored by NMIC are available to Nationwide employees, for which the Company has no legal obligations. Measures used to determine the allocation among companies includes individual employee estimates of time spent, special cost studies, the number of full-time employees and other methods agreed to by the participating companies.

In addition, Nationwide Services Company, LLC (“NSC”), a subsidiary of NMIC, provides data processing, systems development, hardware and software support, telephone, mail and other services to the Company, based on specified rates for units of service consumed pursuant to the enterprise cost sharing agreement. For the years ended December 31, 2019, 2018 and 2017, the Company was allocated costs from NMIC and NSC totaling $220 million, $235 million and $224 million, respectively.

The Company has issued group annuity and life insurance contracts and performs administrative services for various employee benefit plans sponsored by NMIC or its affiliates. Total account values of these contracts were $3.5 billion, $3.4 billion and $3.4 billion as of December 31, 2019, 2018 and 2017, respectively. Total revenues from these contracts were $120 million, $119 million and $125 million for the years ended December 31, 2019, 2018 and 2017, respectively, and include policy charges, net investment income from investments backing the contracts and administrative fees. Total interest credited to the account balances were $112 million, $107 million and $111 million for the years ended December 31, 2019, 2018 and 2017, respectively.

The Company may underwrite insurance policies for its officers, directors, and/or other personnel providing services to the Company. The Company may offer discounts on certain products that are subject to applicable state insurance laws and approvals.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Under the enterprise cost sharing agreement, the Company has a cost sharing arrangement with NMIC to occupy office space. For the years ended December 31, 2019, 2018 and 2017, the Company was allocated costs from NMIC of $11 million, $10 million and $11 million, respectively.

The Company receives an annual fee payable from the Tax Credit Funds, for which it is a guarantor and Managing Member, for its services in connection with the oversight of the performance of the Investee Partnerships and the compliance by their managing members and managing agents thereof with the provisions of the various operating level agreements and applicable laws. The Company earned $2 million for the years ended December 31, 2019, 2018 and 2017.

Funds of Nationwide Funds Group (“NFG”), a group of Nationwide businesses that develops, sells and services mutual funds, are offered to the Company’s customers as investment options in certain of the Company’s products. As of December 31, 2019, 2018 and 2017, customer allocations to NFG funds totaled $66.8 billion, $60.7 billion and $65.8 billion, respectively. For the years ended December 31, 2019, 2018 and 2017, NFG paid the Company $227 million, $227 million and $219 million, respectively, for the distribution and servicing of these funds.

Amounts on deposit with NCMC for the benefit of the Company were $616 million, $754 million and $30 million as of December 31, 2019, 2018 and 2017, respectively.

Certain annuity products are sold through affiliated companies, which are also subsidiaries of NFS. Total commissions and fees paid to these affiliates for the years ended December 31, 2019, 2018 and 2017 was $71 million, $72 million and $72 million, respectively.

The Company provides financing to Nationwide Realty Investors, LTD, a subsidiary of NMIC with interest rates ranging from 3.3% to 5.0% and maturity dates ranging from January 2022 to June 2038. As of December 31, 2019 and 2018, the Company had mortgage loans outstanding of $348 million and $321 million, respectively.

The Company also participates in intercompany repurchase agreements with affiliates whereby the seller transfers securities to the buyer at a stated value. Upon demand or after a stated period, the seller repurchases the securities from the buyer at the original sales price plus interest. As of December 31, 2019 and 2018, the Company had no outstanding borrowings from affiliated entities under such agreements. During 2019, there was no outstanding borrowings from affiliated entities at any given time. During 2018, the most the Company had outstanding at any given time was $65 million, and the amount the Company incurred for interest expense on intercompany repurchase agreements during 2019, 2018 and 2017 were immaterial.

During 2019, 2018 and 2017, the Company received capital contributions of $600 million, $435 million and $0, respectively, from NFS.

During 2019, 2018 and 2017, the Company paid capital contributions of $400 million, $565 million and $400 million, respectively, to NLAIC.

On November 21, 2019, NFS and the Company entered into a promissory note, where the Company borrowed $386 million from NFS at 1-month LIBOR plus 0.785%. This note was fully repaid on December 20, 2019.

During 2018, NLAIC borrowed $340 million from the Company at interest rates ranging from 3-month LIBOR plus 0.785% to 3.57% with maturity dates ranging from January 16, 2019 to March 21, 2019. During 2019, NLAIC made payments of principal and interest and, as of March 21, 2019, the promissory notes were repaid in full.

Pursuant to financial support agreements, the Company has agreed to provide NLAIC and JNLIC with the minimum capital and surplus required by each state in which NLAIC and JNLIC does business. These agreements do not constitute the Company as guarantor of any obligation or indebtedness of NLAIC or JNLIC or provide any creditor of NLAIC or JNLIC with recourse to or against any of the assets of the Company.

Eagle’s surplus position is evaluated quarterly to determine if an additional surplus contribution is required from the Company or if a distribution to the Company can be declared as of each quarter end.

On October 17, 2019, the Company made a surplus contribution to Eagle of $9 million. On December 31, 2018, the Company made a capital contribution of $180 million to Eagle.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

During 2019 and 2018, Eagle made distributions to the Company based on their earned surplus position. On February 10, 2020, the Company received a total distribution of $180 million from Eagle that was declared on December 31, 2019 and consisted of a return of contributed surplus of $9 million and a dividend of $171 million. The return of contributed surplus was recorded in other assets and the dividend receivable was recorded in accrued investment income on the December 31, 2019 statutory statement of admitted assets, liabilities, capital and surplus. On August 9, 2019, the Company received a dividend distribution of $41 million from Eagle that was declared on June 28, 2019. On May 10, 2019, the Company received a total distribution of $212 million from Eagle that was declared on March 26, 2019 and consisted of a return of contributed surplus of $190 million and a dividend of $22 million. On November 9, 2018, the Company received a dividend distribution of $103 million from Eagle that was declared on September 26, 2018. On August 10, 2018, the Company received a dividend distribution of $102 million from Eagle that was declared on June 27, 2018. On May 10, 2018, the Company received a dividend distribution of $45 million from Eagle that was declared on March 28, 2018.

During the fourth quarter of 2018, $1.0 billion of FHLB fixed-rate advances previously held by Nationwide Trust Company, FSB (“NTC”), formerly known as Nationwide Bank, an affiliate of the Company, were transferred to the Company along with $772 million of cash, $155 million of commercial mortgage loans and $109 million of bonds. The advances were converted to funding agreements and are classified as future policy benefits and claims consistent with other funding agreements with the FHLB. Additionally, the Company acquired $6 million of commercial mortgage loans from NTC.

The Company utilizes the look-through approach in valuing its investment in Nationwide Real Estate Investors (NLIC), LLC (“NW REI (NLIC)”), a subsidiary of NMIC, at $69 million and $66 million as of December 31, 2019 and 2018, respectively. NW REI (NLIC)’s financial statements are not audited and the Company has limited the value of its investment in NW REI (NLIC) to the value contained in the audited statutory financial statements of the underlying investments. All liabilities, commitments, contingencies, guarantees or obligations of the NW REI (NLIC), which are required under applicable accounting guidance, are reflected in the Company’s determination of the carrying value of the investment in NW REI (NLIC), if not already recorded in the financial statements of NW REI (NLIC).

(13) Contingencies

Legal and Regulatory Matters

The Company is subject to legal and regulatory proceedings in the ordinary course of its business. These include proceedings specific to the Company and proceedings generally applicable to business practices in the industries in which the Company operates. The outcomes of these proceedings cannot be predicted due to their complexity, scope, and many uncertainties. The Company believes, however, that based on currently known information, the ultimate outcome of all pending legal and regulatory proceedings is not likely to have a material adverse effect on the Company’s financial position. The Company maintains Professional Liability Insurance and Director and Officer Liability insurance policies that may cover losses for certain legal and regulatory proceedings. The Company will make adequate provision for any probable and reasonably estimable recoveries under such policies.

The various businesses conducted by the Company are subject to oversight by numerous federal and state regulatory entities, including but not limited to the Securities and Exchange Commission, the Financial Industry Regulatory Authority, the Department of Labor, the IRS, the Office of the Comptroller of the Currency and state insurance authorities. Such regulatory entities may, in the normal course of business, be engaged in general or targeted inquiries, examinations and investigations of the Company and/or its affiliates. With respect to all such scrutiny directed at the Company or its affiliates, the Company is cooperating with regulators.

Guarantees

In accordance with SSAP No. 5R, Liabilities, Contingencies and Impairments of Assets, for all guarantees made to or on behalf of wholly-owned subsidiaries, no initial liability recognition has been made and there would be no net financial statement impact related to these guarantees.

The contractual obligations under NLAIC's single premium deferred annuity (“SPDA”) contracts in force and issued before September 1, 1988 are guaranteed by the Company. Total SPDA contracts affected by this guarantee in force as of December 31, 2019 and 2018 were approximately $9 million and $10 million, respectively.

The Company has guaranteed the obligations and liabilities of NISC, including, without limitation, the full and prompt payment of all accounts payable to any party now or in the future. If for any reason NISC fails to satisfy any of its obligations, the Company will cause such obligation, loss or liability to be fully satisfied.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)
Notes to December 31, 2019, 2018 and 2017 Statutory Financial Statements

Indemnifications

In the normal course of business, the Company provides standard indemnifications to contractual counterparties. The types of indemnifications typically provided include breaches of representations and warranties, taxes and certain other liabilities, such as third party lawsuits. The indemnification clauses are often standard contractual terms and are entered into in the normal course of business based on an assessment that the risk of loss would be remote. The terms of the indemnifications vary in duration and nature. In many cases, the maximum obligation is not explicitly stated, and the contingencies triggering the obligation to indemnify have not occurred and are not expected to occur. Consequently, the amount of the obligation under such indemnifications is not determinable. Historically, the Company has not made any material payments pursuant to these obligations.

(14) Regulatory Risk-Based Capital, Dividend Restrictions and Unassigned Surplus

The NAIC Risk-Based Capital (“RBC”) model law requires every insurer to calculate its total adjusted capital and RBC requirement to ensure insurer solvency. Regulatory guidelines provide for an insurance commissioner to intervene if the insurer experiences financial difficulty, as evidenced by a company’s total adjusted capital falling below established relationships to required RBC. The model includes components for asset risk, liability risk, interest rate exposure and other factors. The State of Ohio, where the Company is domiciled, imposes minimum RBC requirements that are developed by the NAIC. The formulas in the model for determining the amount of RBC specify various weighting factors that are applied to financial balances or various levels of activity based on the perceived degree of risk. Regulatory compliance is determined by a ratio of total adjusted capital to authorized control level RBC, as defined by the NAIC. Companies below specific trigger points or ratios are classified within certain levels, all of which require specified corrective action. The Company exceeded the minimum RBC requirements for all periods presented.

The State of Ohio insurance laws require insurers to seek prior regulatory approval to pay a dividend or distribution of cash or other property if the fair market value thereof, together with that of other dividends or distributions made in the preceding twelve months, exceeds the greater of (i) 10% of statutory-basis capital and surplus as of the prior December 31 or (ii) the statutory-basis net income of the insurer for the prior year. During the years ended December 31, 2019, 2018 and 2017, the Company did not pay any dividends to NFS. The Company’s statutory capital and surplus as of December 31, 2019, was $8.8 billion and statutory net income for 2019 was $629 million. As of January 1, 2020, the Company has the ability to pay dividends to NFS totaling $882 million without obtaining prior approval.

The State of Ohio insurance laws also require insurers to seek prior regulatory approval for any dividend paid from other than earned capital and surplus. Earned capital and surplus is defined under the State of Ohio insurance laws as the amount equal to the Company’s unassigned funds as set forth in its most recent statutory financial statements, including net unrealized capital gains and losses or revaluation of assets. Additionally, following any dividend, an insurer’s policyholder capital and surplus must be reasonable in relation to the insurer’s outstanding liabilities and adequate for its financial needs. The payment of dividends by the Company may also be subject to restrictions set forth in the insurance laws of the State of New York that limit the amount of statutory profits on the Company’s participating policies (measured before dividends to policyholders) available for the benefit of the Company and its stockholders.

The Company currently does not expect such regulatory requirements to impair the ability to pay operating expenses and dividends in the future.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule I      Summary of Investments – Other Than Investments in Related Parties

As of December 31, 2019:

(in millions)	Column A	Column B	Column C	Column D
	Type of investment	Cost	Fair value	Amount at which is shown in the statutory statements of admitted assets, liabilities, capital and surplus
	Bonds:
	U.S. Treasury securities and obligations of U.S. Government corporations	$2	$2	$2
	U.S government and agencies	117	143	117
	Obligations of states and political subdivisions	3,266	3,699	3,266
	Foreign governments	65	73	65
	Public utilities	3,563	3,805	3,549
	All other corporate, mortgage-backed and asset-backed securities	28,176	30,015	28,125
	Total fixed maturity securities	$35,189	$37,737	$35,124
	Equity securities:
	Common Stocks:
	Banks, trust and insurance companies	62	61	61
	Industrial, miscellaneous and all other	115	120	120
	Nonredeemable preferred stocks	55	59	55
	Total equity securities[1]	$232	$240	$236
	Mortgage loans[2]	7,689		7,655
	Short-term investments	556		556
	Policy loans	903		903
	Other long-term investments[3]	1,039		1,039
	Total invested assets	$45,608		$45,513
1	Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $2.4 billion are excluded.
2	Difference from Column B is attributable to valuation allowances on mortgage loans (see Note 5 to the audited statutory financial statements).
3

Includes derivatives, securities lending reinvested collateral assets and other invested assets. Amount does not agree to the statutory statements of admitted assets, liabilities, capital and surplus as investments in related parties of $145 million are excluded.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule III     Supplementary Insurance Information

As of December 31, 2019, 2018 and 2017 and for each of the years then ended (in millions):

Column A	Column B	Column C	Column D	Column E	Column F
Year: Segment	Deferred policy acquisition costs[1]	Future policy benefits, losses, claims and loss expenses	Unearned premiums[2]	Other policy claims and benefits payable[2]	Premium revenue
2019
Life Insurance		$5,125			$413
Annuities		7,955			4,202
Workplace Solutions		20,781			4,324
Corporate Solutions and Other		5,278			1,229
Total		$39,139			$10,168
2018
Life Insurance		$5,087			$410
Annuities		7,934			3,868
Workplace Solutions		19,646			4,095
Corporate Solutions and Other		5,670			1,456
Total		$38,337			$9,829
2017
Life Insurance		$5,096			$413
Annuities		8,147			4,424
Workplace Solutions		18,771			3,986
Corporate Solutions and Other		5,043			1,580
Total		$37,057			$10,403

Column A	Column G	Column H	Column I	Column J	Column K
Year: Segment	Net investment income [3]	Benefits, claims, losses and settlement expenses [4]	Amortization of deferred policy acquisition costs[1]	Other operating expenses[3]	Premiums written
2019
Life Insurance	$262	$807		$133
Annuities	319	8,460		57
Workplace Solutions	824	6,539		122
Corporate Solutions and Other	569	1,151		105
Total	$1,974	$16,957		$417
2018
Life Insurance	$270	$744		$154
Annuities	319	8,203		48
Workplace Solutions	798	5,656		132
Corporate Solutions and Other	540	764		64
Total	$1,927	$15,367		$398
2017
Life Insurance	$279	$779		$151
Annuities	324	7,452		54
Workplace Solutions	807	5,662		151
Corporate Solutions and Other	548	915		110
Total	$1,958	$14,808		$466
1	Deferred policy acquisition costs and amortization of deferred policy acquisition costs are not applicable for statutory basis of accounting.
2	Unearned premiums and other policy claims and benefits payable are included in Column C amounts.
3

Allocations of net investment income and certain operating expenses are based on numerous assumptions and estimates and reported segment operating results would change if different methods were applied.

4	Benefits to policyholders and beneficiaries, reserves for future policy benefits and claims and commissions are included in Column H amounts.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule IV      Reinsurance

As of December 31, 2019, 2018 and 2017 and each of the years then ended:

(in millions)
Column A	Column B	Column C	Column D	Column E
		Ceded to	Assumed
	Gross	other	from other	Net
	amount	companies	companies	amount
2019
Life insurance in force	$146,044	$(31,691)	$728	$115,081
Premiums:
Life Insurance[1]	$1,761	$(661)	$10	$1,110
Accident and health insurance	444	(445)	2	1
Total	$2,205	$(1,106)	$12	$1,111

2018
Life insurance in force	$141,650	$(32,380)	$788	$110,058
Premiums:
Life Insurance[1]	$1,985	$(130)	$8	$1,863
Accident and health insurance	289	(373)	85	1
Total	$2,274	$(503)	$93	$1,864

2017
Life insurance in force	$144,675	$(32,608)	$831	$112,898
Premiums:
Life Insurance[1]	$2,109	$(125)	$9	$1,993
Accident and health insurance	238	(238)	-	-
Total	$2,347	$(363)	$9	$1,993
1	Primarily represents premiums from traditional life insurance and life-contingent immediate annuities and excludes deposits on investment and universal life insurance products.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

NATIONWIDE LIFE INSURANCE COMPANY
(a wholly owned subsidiary of Nationwide Financial Services, Inc.)

Schedule V      Valuation and Qualifying Accounts

Years ended December 31, 2019, 2018 and 2017:

(in millions)
Column A	Column B	Column C	Column D	Column E
	Balance at	Charged to		Balance at
	beginning	costs and		end of
Description	of period	expenses	Deductions[1]	period
2019
Valuation allowances - mortgage loans	$25	$9	$-	$34

2018
Valuation allowances - mortgage loans	$23	$2	$-	$25

2017
Valuation allowances - mortgage loans	$26	$1	$(4)	$23
1	Amounts generally represent recoveries, payoffs and sales.

See accompanying notes to statutory financial statements and report of independent registered public accounting firm.

PART C. OTHER INFORMATION
Item 26. Exhibits
Resolution of the Depositor’s Board of Directors authorizing the establishment of the Registrant – Filed previously with initial registration statement (333-59517) and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/1065753/0000950152-98-006083.txt
b)	Not Applicable
c)	Underwriting or Distribution of contracts between the Depositor and Principal Underwriter – Filed previously with the registration statement on November 14, 1994 (033-86408) and hereby incorporated by reference.
d)	The form of the contract – Filed previously with initial registration statement (333-43671) on April 12, 2011 as document "exhibitd.htm" and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/exhibitd.htm
e)	The form of the contract application – Filed previously with initial registration statement (333-43671) on April 12, 2011 as document "exhibite.htm" and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/exhibite.htm
f)	Depositor’s Certificate of Incorporation and By-Laws.
1)	Amended Articles of Incorporation for Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf1.htm" and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/740269/000119090309001823/exhibitf1.htm
2)	Amended and Restated Code of Regulations of Nationwide Life Insurance Company. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf2.htm" and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/740269/000119090309001823/exhibitf2.htm
3)	Articles of Merger of Nationwide Life Insurance Company of America with and into Nationwide Life Insurance Company, effective December 31, 2009. Filed previously with initial registration statement (333-164119) on January 4, 2010 as document "exhibitf3.htm" and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/740269/000119090309001823/exhibitf3.htm
g)	Form of Reinsurance Contracts –
1)	Automatic Self Administered YRT Reinsurance Agreement #196731 with Swiss Re Life & Health America, Inc. dated October 1, 2008, previously filed with initial registration statement (333-43671) on April 12, 2011 as document "nlaicreinsurance.htm" and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/nlaicreinsurance.htm
2)	Automatic Self Administered YRT Reinsurance Agreement #196730 with Swiss Re Life & Health America, Inc. dated October 1, 2008, previously filed with initial registration statement (333-43671) on April 12, 2011 as document "nlicreinsurance.htm " and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/nlicreinsurance.htm
3)	Reinsurance Agreement with Hannover Life Reassurance Company of America dated October 1, 2008, previously filed on April 12, 2011 with registration statement (333-149295), as Exhibit (g)(5) and herby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/1299473/000119090311000294/hannoverreinsuranceagmt.htm
h)	Form of Participation Agreements –
The following fund participation agreements were previously filed and are hereby incorporated by reference.
1)	Fund Participation Agreement with AIM Variable Insurance Funds, AIM Advisors, Inc., and AIM Distributors dated January 6, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimfpa99h1.htm

https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/aimfpa99h1.htm
2)	Fund Participation Agreement (Amended and Restated) with Alliance Capital Management L.P. and Alliance-Bernstein Investment Research and Management, Inc. dated June 1, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebernsteinfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/alliancebernsteinfpa.htm
3)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentfpa99h2.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/amcentfpa99h2.htm
4)	Fund Participation Agreement with American Funds Insurance Series and Capital Research and Management Company. dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/americanfundsfpa.htm
5)	Fund Participation Agreement with BlackRock (formerly FAM Distributors, Inc. and FAM Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/blackrockfpa.htm
6)	Participation Agreement with Calvert Asset Management Company Inc., and Calvert Distributor, Inc. dated September 5, 2002 with the registration statement under 333-104339, post-effective amendment number 6 filed on April 24, 2008 as document calvertfpa.htm
https://www.sec.gov/Archives/edgar/data/1190903/000119090308000193/calvertfpa.htm
7)	Fund Participation Agreement with Davis Variable Account Fund and Davis Distributors, LLC. dated August 7, 2007 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document davisfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/davisfpa.htm
8)	Fund Participation Agreement with Delaware Management Company and Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawarefpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/delawarefpa.htm
9)	Fund Participation Agreement with DFA Investment Dimensions Group Inc.; Dimensional Fund Advisors LP; and DFA Securities LLC. dated February 8, 2012 with the registration statement under 333-149213, post-effective amendment number 7 filed on April 11, 2012 as document dfafpa.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090312000470/dfafpa.htm
10)	Restated and Amended Fund Participation Agreement with The Dreyfus Corporation, as amended, dated January 27, 2000 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusfpa99h3.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/dreyfusfpa99h3.htm
11)	Fund Participation Agreement with BT Insurance Funds Trust and Bankers Trust Company dated January 1, 1999 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document dwsfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/dwsfpa.htm
12)	Fund Participation Agreement with DWS Variable Series I and DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II), Deutsche Investment Management Americas, Inc. and DWS Investments Distributors, Inc. (formerly DWS Scudder Distributors, Inc.) dated July 1, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document dwsfpa.htm

https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/dwsfpa.htm
13)	Fund Participation Agreement with Eaton Vance Variable Trust and Eaton Vance Distributors, Inc. dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvancefpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/eatonvancefpa.htm
14)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended, dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedfpa99h4.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fedfpa99h4.htm
15)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated May 1, 1988 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidifpa99h5.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fidifpa99h5.htm
16)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund II dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated July 15, 1989 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiifpa99h6.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fidiifpa99h6.htm
17)	Fund Participation Agreement with Fidelity Variable Insurance Products Fund III dated, as amended, including Fidelity Variable Insurance Products Fund IV and Fidelity Variable Insurance Products Fund V. dated November 22, 1994 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiifpa99h7.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fidiiifpa99h7.htm
18)	Amended and Restated Fund Participation Agreement with Franklin Templeton Variable Insurance Products Trust and Franklin/Templeton Distributors, Inc., as amended, dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankfpa99h8.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/frankfpa99h8.htm
19)	Fund Participation Agreement with Goldman Sachs Variable Insurance Trust, and Goldman Sachs & Co. dated December 22, 1998 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/goldmansachsfpa.htm
20)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
https://www.sec.gov/Archives/edgar/data/1065753/000119090308000257/jpmorgan.htm
21)	Fund Participation Agreement, Service and Institutional Shares, with Janus Aspen Series dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusfpa99h9a.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/janusfpa99h9a.htm
22)	Fund Participation Agreement with Lazard Retirement Series, Inc., and Lazard Asset Management Securities LLC dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/lazardfpa.htm

23)	Fund Participation Agreement with Legg Mason Investor Services, LLC (formerly, Salomon Brothers Variable Series Funds Inc., Salomon Brothers Asset Management Inc.), as amended, dated September, 1999 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document leggmasonfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/leggmasonfpa.htm
24)	Fund Participation Agreement with Lincoln Variable Insurance Products Trust, Lincoln Financial Distributors, Inc., and Lincoln Investment Advisors Corporation. dated June 5, 2007 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lincolnfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/lincolnfpa.htm
25)	Fund Participation Agreement with Lord Abbett Series Fund, Inc. and Lord Abbett Distributor LLC, as amended, dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/lordabbettfpa.htm
26)	Participation Agreement Among MFS Variable Insurance Trust, MFS Variable Insurance Trust II, Nationwide Financial Services, Inc., and MFS Fund Distributors, Inc., dated May 2, 2011 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b24.htm
https://www.sec.gov/Archives/edgar/data/1755596/000119312519240641/d737458dex9924b24.htm
27)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/nwfpa99h12b.htm
28)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/neuberfpa99h13.htm
29)	Fund Participation Agreement with Northern Lights Variable Trust and Northern Lights Distributors, LLC. dated February 8, 2012 with the registration statement under 333-62692, post-effective amendment number 28 filed on June 11, 2012 as document northernlightsfpa.htm
https://www.sec.gov/Archives/edgar/data/843075/000119090312000932/northernlightsfpa.htm
30)	Fund Participation Agreement with Oppenheimer Variable Account Funds and Oppenheimer Funds, Inc. dated April 13, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenfpa99h14.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/oppenfpa99h14.htm
31)	Fund Participation Agreement with PIMCO Variable Insurance Trust and PIMCO Funds Distributors, LLC, as amended, dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcofpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/pimcofpa.htm
32)	Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Funds Distributor, Inc., as amended, dated September 27, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pioneerfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/pioneerfpa.htm
33)	Fund Participation Agreement with Putnam Variable Trust and Putnam Retail Management, L.P. dated February 1, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamfpa.htm

https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/putnamfpa.htm
34)	Fund Participation Agreement with Royce & Associates, Inc., as amended, dated February 14, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document roycefpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/roycefpa.htm
35)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
https://www.sec.gov/Archives/edgar/data/843075/000119090308000146/rydexfundpartagreement.htm
36)	Fund Participation Agreement with T. Rowe Price Equity Series, Inc., T. Rowe Price International Series, Inc., T. Rowe Price Fixed Income Series, Inc., and T. Rowe Price Investment Services, Inc., as amended, dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document trowefpa99h15.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/trowefpa99h15.htm
37)	Fund Participation Agreement with The Universal Institutional Funds, Inc., Morgan Stanley & Co. Incorporated, and Morgan Stanley Investment Management, Inc., as amended, dated February 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univfpa99h16.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/univfpa99h16.htm
38)	Fund Participation Agreement with Van Eck Investment Trust, Van Eck Associates Corporation, and Van Eck Securities Corporation, as amended, dated September 1, 1989 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/vaneckfpa.htm
39)	Fund Participation Agreement with Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation. dated February 28, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document vanguardfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/vanguardfpa.htm
40)	Fund Participation Agreement with Waddell & Reed Services Company and Waddell & Reed, Inc, as amended, dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/waddellreedfpa.htm
41)	Fund Participation Agreement with Wells Fargo Management, LLC, and Stephens, Inc., as amended, dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargofpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/wellsfargofpa.htm
42)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly Gartmore Variable Insurance Trust, as amended. dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12a.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/nwfpa99h12a.htm
43)	Fund Participation Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 with the registration statement under 333-215169, post-effective amendment number 5 filed on April 18, 2019 as document d674921dex9926h32.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119312519110239/d674921dex9926h32.htm
44)	Fund Participation Agreement with Schwab Annuities Portfolio and Charles Schwab & Co., Inc. dated January 1, 2019 with the registration statement under 333-229640, pre-effective amendment number 1 filed on August 20, 2019 as document d771746dex9926h44.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119312519225276/d771746dex9926h44.htm

i)	Form of Administrative Contracts –
The following administrative contracts were previously filed and are hereby incorporated by reference.
1)	Administrative Services Agreement with AIM Advisors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1a.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/aimasa99i1a.htm
2)	Financial Support Agreement with AIM Distributors, Inc. dated July 1, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document aimasa99i1b.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/aimasa99i1b.htm
3)	Administrative Services Agreement with Alliance Fund Distributors, Inc. dated June 3, 2003 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document alliancebersteinasa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/alliancebernsteinasa.htm
4)	Amended and Restated Fund Participation and Shareholder Services Agreement with American Century Investment Services, Inc., as amended, dated September 15, 2004 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document amcentasa99i2.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/amcentasa99i2.htm
5)	Business Agreement with American Funds Distributors, Inc. and Capital Research and Management Company. dated July 20, 2005 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document americanfundsasa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/americanfundsasa.htm
6)	Administrative Services Agreement with BlackRock (formerly FAM Distributors, Inc., and Merrill Lynch Variable Series Funds, Inc.), as amended, dated April 13, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document blackrockasa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/blackrockasa.htm
7)	Administrative Services Agreement with Calvert Asset Management Company, Inc., and Calvert Distributors, Inc. dated September 5, 2002 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document calvertvariableasa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/calvertvariableasa.htm
8)	Administrative Service Agreement with Davis Distributors, LLC. dated August 7, 2007 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document davisasa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/davisasa.htm
9)	Administrative Services Agreement with Delaware Distributors, L.P., as amended, dated February 5, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document delawareasa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/delawareasa.htm
10)	Fund Participation Agreement with DFA Investment Dimensions Group Inc.; Dimensional Fund Advisors LP; and DFA Securities LLC. dated February 8, 2012 with the registration statement under 333-149213, post-effective amendment number 7 filed on April 11, 2012 as document dfafpa.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090312000470/dfafpa.htm
11)	Restated Administrative Services Agreement with The Dreyfus Corporation, as amended, and 12b-1 letter agreement dated, as amended, dated June 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document dreyfusasa99i3.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/dreyfusasa99i3.htm

12)	Administrative Services Agreement with Bankers Trust Company dated January 1, 1999 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document dwsasa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/dwsasa.htm
13)	Fund Participation Agreement with DWS Variable Series I and DWS Variable Series II (formerly Scudder Variable Series I, Scudder Variable Series II), Deutsche Investment Management Americas, Inc. and DWS Investments Distributors, Inc. (formerly DWS Scudder Distributors, Inc.) dated July 1, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document dwsfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/dwsfpa.htm
14)	Fund Participation Agreement with Eaton Vance Variable Trust dated March 24, 2011 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document eatonvanceasa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/eastonvanceasa.htm
15)	Dealer Agreement with Federated Securities Corp. dated October 26, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedasa99i4a.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fedasa99i4a.htm
16)	Fund Participation Agreement with Federated Insurance Series and Federated Securities Corp., as amended dated April 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fedasa99i4b.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fedasa99i4b.htm
17)	Administrative Service Agreement with Fidelity Investments Institutional Operations Company, Inc., as amended dated April 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiiasa99i5a.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fidiiiasa99i5a.htm
18)	Service Contract, with Fidelity Distributors Corporation, as amended dated April 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document fidiiiasa99i5b.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/fidiiiasa99i5b.htm
19)	Administrative Services Agreement with Franklin Templeton Services, LLC, as amended dated May 1, 2003 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document frankasa99i6.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/frankasa99i6.htm
20)	Agreement with Goldman, Sachs & Co. dated January 6, 1999 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document goldmansachsasa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/goldmansachsasa.htm
21)	Distribution and Shareholder Services Agreement with Janus Distributors, Inc. dated December 31, 1999 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document janusasa99i7.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/janusasa99i7.htm
22)	Administrative Services Agreement with Lazard Retirement Series, Inc. dated April 13, 2009 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document lazardasa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/lazardasa.htm

23)	Administrative Services Agreement with Legg Mason Partners Variable Portfolios I, Inc. (formerly Salomon Brothers Asset Management Inc.), as amended, dated September, 1999 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document leggmasonasa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/leggmasonasa.htm
24)	Administrative Services Agreement with Lincoln Investment Advisors Corporation. dated June 5, 2007 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lincolnasaa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/lincolnasaa.htm
25)	Distribution Services Agreement between Nationwide Investment Services Corporation (general distributor) and Lincoln Financial Distributors, Inc. dated June 5, 2007 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document linconasab.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/lincolnasab.htm
26)	Administrative Services Agreement with Lord Abbett Series Fund, Inc., as amended dated December 31, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document lordabbettasa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/lordabbettasa.htm
27)	Letter Agreement between MFS Fund Distributors, Inc. ("MFD") and Nationwide Financial Services, Inc. dated January 30, 2013 with the registration statement under 333-227783, post-effective amendment number 3 filed on September 9, 2019 as document d737458dex9924b39.htm
https://www.sec.gov/Archives/edgar/data/1755596/000119312519240641/d737458dex9924b39.htm
28)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), as amended dated May 2, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwasa99i10.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/nwasa99i10.htm
29)	Fund Participation Agreement with Nationwide Variable Insurance Trust (formerly, Gartmore Variable Insurance Trust), American Funds Insurance Series, and Capital Research and Management Company dated May 1, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document nwfpa99h12b.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/nwfpa99h12b.htm
30)	Fund Participation Agreement with Neuberger Berman Management Inc. dated January 1, 2006 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document neuberfpa99h13.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/neuberfpa99h13.htm
31)	Service Agreement with Northern Lights Variable Trust. dated February 8, 2012 with the registration statement under 333-155153, post-effective amendment number 6 filed on April 19, 2013 as document d470080dex99i24.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119312513162459/d470080dex99i24.htm
32)	Revenue Sharing Agreement with Oppenheimer Funds, Inc. dated April 17, 2007 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document oppenasa99i12.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/oppenasa99i12.htm
33)	Administrative Services Agreement with Pacific Investment Management Company LLC, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasaa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/pimcoasaa.htm

34)	Administrative Services Agreement with PIMCO Variable Insurance Trust, as amended dated March 28, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pimcoasab.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/pimcoasab.htm
35)	Fund Participation Agreement with Pioneer Variable Contracts Trust, Pioneer Investment Management, Inc. and Pioneer Fund Distributor, Inc., as amended dated September 27, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document pioneerfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/pioneerfpa.htm
36)	Administrative Services Agreement with Putnam Retail Management Limited Partnership, as amended dated August 1, 2006 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document putnamasa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/putnamasa.htm
37)	Fund Participation Agreement with Royce & Associates, as amended dated February 14, 2002 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document roycefpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/roycefpa.htm
38)	Fund Participation Agreement with Rydex Variable Trust & Rydex Distributors, Inc. dated September 10, 2001 with the registration statement under 333-62692, post-effective amendment number 20 filed on April 18, 2008 as document rydexfundpartagreement.htm
https://www.sec.gov/Archives/edgar/data/843075/000119090308000146/rydexfundpartagreement.htm
39)	Administrative Services Letter Agreement with T. Rowe Price Associates, Inc. and T. Rowe Price International, Inc., as amended dated October 1, 2002 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document troweasa99i13.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/troweasa99i13.htm
40)	Administrative Services Agreement with Morgan Stanley Distribution, Inc. (The Universal Institutional Funds, Inc.), as amended dated May 5, 2005 with the registration statement under 333-140608, pre-effective amendment number 1 filed on July 17, 2007 as document univasa99i14.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119090307000837/univasa99i14.htm
41)	Administrative Services Agreement with Van Eck Securities Corporation, as amended dated November 3, 1997 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document vaneckasa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/vaneckasa.htm
42)	Fund Participation Agreement with Vanguard Variable Insurance Fund, The Vanguard Group, Inc., Vanguard Marketing Corporation. dated February 28, 2008 with the registration statement under 333-43671, post-effective amendment number 43 filed on April 12, 2011 as document vanguardfpa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090311000292/vanguardfpa.htm
43)	Administrative Services Agreement with Waddell & Reed, Inc., as amended dated December 1, 2000 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document waddellreedasa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/waddellreedasa.htm
44)	Administrative Services Agreement with Wells Fargo Funds Management, LLC and Stephens, Inc., as amended dated November 15, 2004 with the registration statement under 333-137202, pre-effective amendment number 3 filed on September 27, 2007 as document wellsfargoasa.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119090307000950/wellsfargoasa.htm

45)	Fund Participation Agreement with J.P. Morgan Series Trust II dated February 18, 2003 with the registration statement under 333-59517, post-effective amendment number 42 filed on April 30, 2008 as document jpmorganfpa.htm
https://www.sec.gov/Archives/edgar/data/1065753/000119090308000257/jpmorgan.htm
46)	Administrative Services Agreement with Virtus Variable Insurance Trust and VP Distributors, LLC, dated October 1, 2018 with the registration statement under 333-215169, post-effective amendment number 5 filed on April 18, 2019 as document d674921dex9926i36.htm
https://www.sec.gov/Archives/edgar/data/1313581/000119312519110239/d674921dex9926i36.htm
47)	Administrative Service Agreement with Charles Schwab & Co., Inc. dated January 1, 2019 with the registration statement under 333-229640, pre-effective amendment number 1 filed on August 20, 2019 as document d771746dex9926i47.htm
https://www.sec.gov/Archives/edgar/data/1041357/000119312519225276/d771746dex9926i47.htm
j)	Not Applicable
k)	Opinion of Counsel – Filed previously with initial registration statement on July 21, 1998 (333-59517) and hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/1065753/0000950152-98-006083.txt
l)	Not Applicable
m)	Not Applicable
n)	Consent of Independent Registered Public Accounting Firm – Attached hereto.
o)	Not Applicable
p)	Not Applicable
q)	Redeemability Exemption – filed previously on April 13, 2010, with post-effective amendment number 41 of registration statement (333-43671) under Exhibit 26(q) as file name "exhibitq.htm" and is hereby incorporated by reference.
https://www.sec.gov/Archives/edgar/data/1041357/000119090310000478/exhibitq.htm
99)	Power of Attorney – Attached hereto.
Item 27. Directors and Officers of the Depositor
The business address of the Directors and Officers of the Depositor is:
One Nationwide Plaza, Columbus, Ohio 43215
President and Chief Operating Officer and Director	John L. Carter
Executive Vice President and Director	Mark R. Thresher
Executive Vice President - Chief Information Officer	James R. Fowler
Senior Vice President - Chief Financial Officer and Director	Timothy G. Frommeyer
Senior Vice President - Chief Financial Officer, Nationwide Financial and Director	Steven A. Ginnan
Senior Vice President-Individual Products & Solutions, Nationwide Annuity and Director	Eric S. Henderson
Executive Vice President- - Chief Administrative Officer	Gale V. King
Executive Vice President and Director	Mark R. Thresher
Senior Vice President and Treasurer	David LaPaul
Senior Vice President - Investment Management Group - NF Strategic Customer Solutions	Tina S. Ambrozy
Senior Vice President - Marketing - Financial Services	Ann S. Bair
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Senior Vice President - Nationwide Financial Services Legal	Rae Ann Dankovic
Senior Vice President - Human Resources	Mia S. Hairston
Senior Vice President	Harry H. Hallowell
Senior Vice President - Annuity Distribution	Craig A. Hawley
Senior Vice President and Treasurer	David LaPaul

Senior Vice President - Enterprise Brand Marketing	Jennifer B. MacKenzie
Senior Vice President - IT Chief Financial Officer, Procurement & BTO	Kevin G. O'Brien
Senior Vice President	Sandra L. Rich
Senior Vice President - Chief Technology Officer - Nationwide Financial	Michael A. Richardson
Senior Vice President - Chief Counsel - Emerging Businesses, Governance & Corporate Secretary	Denise L. Skingle
Senior Vice President - Nationwide Life	Holly R. Snyder
Senior Vice President - Investment Management Group	Michael S. Spangler
Senior Vice President - Nationwide Financial Network	Joseph D. Sprague
Senior Vice President - Retirement Plan Sales	Eric Stevenson
Director	Kirt A. Walker
Item 28. Persons Controlled by or Under Common Control with the Depositor or Registrant.
Following is a list of entities directly or indirectly controlled by or under common control with the depositor or registrant. Ownership is indicated through indentation. Unless otherwise indicated, each subsidiary is either wholly-owned or majority-owned by the parent company immediately preceding it. (For example, Nationwide Fund Distributors, LLC is either wholly-owned or majority owned by NFS Distributors, Inc.) Separate accounts that have been established pursuant to board resolution but are not, and have never been, active are omitted.
Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Financial Services, Inc.	Delaware	The company acts primarily as a holding company for companies within the Nationwide organization that offer or distribute life insurance, long-term savings and retirement products.
NFS Distributors, Inc.	Delaware	The company acts primarily as a holding company for Nationwide Financial Services, Inc. companies.
Nationwide Financial General Agency, Inc.	Pennsylvania	The company is a multi-state licensed insurance agency.
Nationwide Fund Distributors, LLC	Delaware	The company is a limited purpose broker-dealer.
Nationwide Fund Management, LLC	Delaware	The company provides administration, transfer and dividend disbursing agent services to various mutual fund entities.
Nationwide Retirement Solutions, Inc.	Delaware	The company markets and administers deferred compensation plans for public employees.
Nationwide Securities, LLC	Delaware	The company is a general purpose broker-dealer and investment adviser registered with the Securities and Exchange Commission.
Nationwide Trust Company, FSB	Federal	This is a federal savings bank chartered by the Office of Thrift Supervision in the United States Department of Treasury to exercise deposit, lending, agency, custody and fiduciary powers and to engage in activities permissible for federal savings banks under the Home Owners’ Loan Act of 1933.
Nationwide Financial Services Capital Trust	Delaware	The trust’s sole purpose is to issue and sell certain securities representing individual beneficial interests in the assets of the trust
Nationwide Life Insurance Company [2]	Ohio	The corporation provides individual life insurance, group and health insurance, fixed and variable annuity products and other life insurance products.
Jefferson National Financial Corporation[3]	Delaware	A stock corporation. The corporation is the holding company of Jefferson National Life Insurance Company, Jefferson National Life Insurance Company of New York, Jefferson National Securities Corporation, and JNF Advisors, Inc., offering annuity products and services.
Jefferson National Life Insurance Company[2,3]	Texas	The company provides life, health and annuity products.
Jefferson National Life Annuity Company C2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account E2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account F2,3		A separate account issuing variable annuity products.
Jefferson National Life Annuity Account G2,3		A separate account issuing variable annuity products.

Company	Jurisdiction of Domicile	Brief Description of Business
Jefferson National Life Insurance Company of New York[2,3]	New York	The company provides variable annuity products.
Jefferson National Life of New York Annuity Account 1[2,3]		A separate account issuing variable annuity products.
Jefferson National Securities Corporation[3]	Delaware	The company is a limited purpose broker-dealer and distributor of variable annuities for Jefferson National Life Insurance Company and Jefferson National Life Insurance Company of New York.
MFS Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Multi-Flex Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-II2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-3[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-4[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-5[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-6[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-7[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-8[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-9[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-10[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-11[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-12[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-13[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-14[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Variable Account-15[2,3]	Ohio	A separate account issuing variable annuity contracts.
Nationwide Provident VA Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable annuity contracts.
Nationwide VLI Separate Account[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-2[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-3[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-4[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-5[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-6[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide VLI Separate Account-7[2,3]	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account 1[2,3]	Pennsylvania	A separate account issuing variable life insurance policies.
Nationwide Investment Services Corporation[3]	Oklahoma	This is a limited purpose broker-dealer and distributor of variable annuities and variable life products for Nationwide Life Insurance Company and Nationwide Life and Annuity Insurance Company. The company also provides educational services to retirement plan sponsors and its participants.
Nationwide Financial Assignment Company[3]	Ohio	The company is an administrator of structured settlements.
Nationwide Investment Advisors, LLC[3]	Ohio	The company provides investment advisory services.
Eagle Captive Reinsurance, LLC[3]	Ohio	The company is engaged in the business of insurance
Nationwide Life and Annuity Insurance Company[2,3]	Ohio	The company engages in underwriting life insurance and granting, purchasing and disposing of annuities.
Nationwide VA Separate Account-A2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-B2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-C2,3	Ohio	A separate account issuing variable annuity contracts.
Nationwide VA Separate Account-D2,3	Ohio	A separate account issuing variable annuity contracts.

Company	Jurisdiction of Domicile	Brief Description of Business
Nationwide Provident VA Separate Account A2,3	Delaware	A separate account issuing variable annuity contracts.
Nationwide VL Separate Account-C2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-D2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide VL Separate Account-G2,3	Ohio	A separate account issuing variable life insurance policies.
Nationwide Provident VLI Separate Account A2,3	Delaware	A separate account issuing variable life insurance policies.
Olentangy Reinsurance, LLC[3]	Vermont	The company is a captive life reinsurance company.
Nationwide SBL, LLC	Ohio	The company is a lender offering securities-back lines of credit.
Registered Investment Advisors Services, Inc.	Texas	The company is a technology company that facilitates third-party money management services for registered investment advisors
Nationwide Fund Advisors[4]	Delaware	The trust acts as a registered investment advisor.
[1]	This subsidiary/entity is controlled by its immediate parent through contractual association.
[2]	This subsidiary/entity files separate financial statements.
[3]	Information for this subsidiary/entity is included in the consolidated financial statements of its immediate parent.
[4]	This subsidiary/entity is a business trust.
Item 29. Indemnification
Provision is made in Nationwide’s Amended and Restated Code of Regulations and expressly authorized by the General Corporation Law of the State of Ohio, for indemnification by Nationwide of any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative by reason of the fact that such person is or was a director, officer or employee of Nationwide, against expenses, including attorneys fees, judgments, fines and amounts paid in settlement actually and reasonably incurred by such person in connection with such action, suit or proceeding, to the extent and under the circumstances permitted by the General Corporation Law of the State of Ohio.
Insofar as indemnification for liabilities arising under the Securities Act of 1933 ("Act") may be permitted to directors, officers or persons controlling Nationwide pursuant to the foregoing provisions, Nationwide has been informed that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 30. Principal Underwriter
Nationwide Investment Services Corporation ("NISC")
a)	NISC serves as principal underwriter and general distributor for the following separate investment accounts of Nationwide or its affiliates:

MFS Variable Account	Nationwide VA Separate Account-C
Multi-Flex Variable Account	Nationwide VA Separate Account-D
Nationwide Variable Account	Nationwide VLI Separate Account
Nationwide Variable Account-II	Nationwide VLI Separate Account-2
Nationwide Variable Account-3	Nationwide VLI Separate Account-3
Nationwide Variable Account-4	Nationwide VLI Separate Account-4
Nationwide Variable Account-5	Nationwide VLI Separate Account-5
Nationwide Variable Account-6	Nationwide VLI Separate Account-6
Nationwide Variable Account-7	Nationwide VLI Separate Account-7

Nationwide Variable Account-8	Nationwide VL Separate Account-C
Nationwide Variable Account-9	Nationwide VL Separate Account-D
Nationwide Variable Account-10	Nationwide VL Separate Account-G
Nationwide Variable Account-11	Nationwide Provident VA Separate Account 1
Nationwide Variable Account-12	Nationwide Provident VA Separate Account A
Nationwide Variable Account-13	Nationwide Provident VLI Separate Account 1
Nationwide Variable Account-14	Nationwide Provident VLI Separate Account A
Nationwide Variable Account-15
Nationwide VA Separate Account-A
Nationwide VA Separate Account-B
b)	Directors and Officers of NISC:

President and Director	Tina S. Ambrozy
Senior Vice President - Head of Taxation	Pamela A. Biesecker
Vice President - Chief Compliance Officer	James J. Rabenstine
Vice President - Tax	Daniel P. Eppley
Vice President - Performance Management and Accounting and Financial Operations	Peter J. Rothermel
Associate Vice President and Secretary	Kathy R. Richards
Associate Vice President and Treasurer	Ewan T. Roswell
Associate Vice President and Assistant Secretary	Mark E. Hartman
Associate Vice President and Assistant Treasurer	David A. Conner
Associate Vice President and Assistant Treasurer	Hope C. Hacker
Associate Vice President and Assistant Treasurer	John A. Reese
Director	Eric Stevenson
Director	Eric S. Henderson
The business address of the Directors and Officers of NISC is:
One Nationwide Plaza, Columbus, Ohio 43215.
c)
Name of Principal Underwriter	Net Underwriting Discounts and Commissions	Compensation on Redemption or Annuitization	Brokerage Commissions	Compensation
Nationwide Investment Services Corporation	N/A	N/A	N/A	N/A
Item 31. Location of Accounts and Records
Steven A. Ginnan
Nationwide Life Insurance Company
One Nationwide Plaza
Columbus, OH 43215
Item 32. Management Services
Not Applicable
Item 33. Fee Representation
Nationwide Life Insurance Company represents that the fees and charges deducted under the contract in the aggregate are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Nationwide Life Insurance Company.

SIGNATURES
As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Rule 485(b) under the Securities Act of 1933 for effectiveness of the Registration Statement and has caused this Registration Statement to be signed by the undersigned, duly authorized, in the City of Columbus, and State of Ohio, on April 17, 2020.
Nationwide VLI Separate Account-4
(Registrant)
Nationwide Life Insurance Company
(Depositor)
By: /s/ Paige L. Ryan
Paige L. Ryan Attorney-in-Fact
As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities indicated, on April 17, 2020.
JOHN L. CARTER
John L. Carter, President and Chief Operating Officer, and Director
MARK R. THRESHER
Mark R. Thresher, Executive Vice President and Director
TIMOTHY G. FROMMEYER
Timothy G. Frommeyer, Senior Vice President-Chief Financial Officer and Director
ERIC S. HENDERSON
Eric S. Henderson, Senior Vice President-Individual Products & Solutions and Director
STEVEN A. GINNAN
Steven A. Ginnan, Senior Vice President-Chief Financial Officer-Nationwide Financial and Director
KIRT A. WALKER
Director
By /s/ Paige L. Ryan
Paige L. Ryan Attorney-in-Fact